UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-21265

            Invesco Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                           Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                             Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-983-0903

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi- annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders

October 31, 2019

DWAQ	Invesco DWA NASDAQ Momentum ETF

PWC	Invesco Dynamic Market ETF

PRF	Invesco FTSE RAFI US 1000 ETF

PRFZ	Invesco FTSE RAFI US 1500 Small-Mid ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco DWA NASDAQ Momentum ETF (DWAQ)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Communication Services-4.57%
Cardlytics, Inc.(b)	7,834	$328,323
Charter Communications, Inc., Class A(b)	1,071	501,078
Facebook, Inc., Class A(b)	2,789	534,512
IAC/InterActiveCorp.(b)	1,598	363,145
T-Mobile US, Inc.(b)	3,291	272,034

		1,999,092

Consumer Discretionary-13.13%
Amazon.com, Inc.(b)	618	1,097,976
Churchill Downs, Inc.	2,944	382,691
Crocs, Inc.(b)	15,514	542,835
Etsy, Inc.(b)	14,486	644,482
frontdoor, Inc.(b)	4,843	233,578
Funko, Inc., Class A(b)	17,521	315,378
Helen of Troy Ltd.(b)	1,554	232,727
lululemon athletica, Inc.(b)	1,878	383,619
O’Reilly Automotive, Inc.(b)	2,191	954,202
Pool Corp.	1,723	357,350
Rent-A-Center, Inc.	14,651	379,021
WW International, Inc.(b)	6,562	228,817

		5,752,676

Consumer Staples-3.05%
Chefs’ Warehouse, Inc. (The)(b)	6,598	218,559
Freshpet, Inc.(b)	17,535	916,379
Simply Good Foods Co. (The)(b)	8,140	199,756

		1,334,694

Financials-5.67%
Credit Acceptance Corp.(b)	2,644	1,157,570
Hamilton Lane, Inc., Class A	4,506	268,648
Kinsale Capital Group, Inc.	4,644	490,964
LPL Financial Holdings, Inc.	3,503	283,182
Palomar Holdings, Inc.(b)	6,304	284,625

		2,484,989

Health Care-25.00%
ACADIA Pharmaceuticals, Inc.(b)	8,429	357,474
Addus HomeCare Corp.(b)	3,051	256,925
Allakos, Inc.(b)(c)	3,540	242,844
Arrowhead Pharmaceuticals, Inc.(b)	8,464	338,983
Axsome Therapeutics, Inc.(b)(c)	46,530	1,120,442
Cardiovascular Systems, Inc.(b)	9,635	428,950
Catalyst Pharmaceuticals, Inc.(b)	47,353	223,980
Coherus Biosciences, Inc.(b)	11,045	191,852
Cytokinetics, Inc.(b)	18,365	213,952
DexCom, Inc.(b)	2,059	317,580
Exact Sciences Corp.(b)	13,135	1,142,745
G1 Therapeutics, Inc.(b)	7,345	155,861
HMS Holdings Corp.(b)	8,035	262,664
IDEXX Laboratories, Inc.(b)	3,732	1,063,657
Karyopharm Therapeutics, Inc.(b)	24,553	287,270
Krystal Biotech, Inc.(b)(c)	16,603	681,885
LHC Group, Inc.(b)	2,136	237,032
Masimo Corp.(b)	3,698	539,131
Medicines Co. (The)(b)(c)	5,038	264,445
Medpace Holdings, Inc.(b)	3,549	261,313
Natera, Inc.(b)	12,721	490,013

	Shares	Value
Health Care-(continued)
National Research Corp.	5,221	$299,842
Neogen Corp.(b)	3,336	217,040
NextCure, Inc.(b)	7,536	188,400
Quidel Corp.(b)	4,221	240,175
R1 RCM, Inc.(b)	63,622	676,302
Repligen Corp.(b)	3,130	248,804

		10,949,561

Industrials-15.11%
AAON, Inc.	5,500	267,630
Barrett Business Services, Inc.	2,728	239,328
Casella Waste Systems, Inc., Class A(b)	23,707	1,033,388
Cintas Corp.	1,376	369,690
Copart, Inc.(b)	4,749	392,457
CoStar Group, Inc.(b)	1,318	724,267
Exponent, Inc.	3,370	214,096
Gibraltar Industries, Inc.(b)	5,187	276,104
Kornit Digital Ltd. (Israel)(b)	7,981	271,274
Mercury Systems, Inc.(b)	9,090	669,570
Old Dominion Freight Line, Inc.	3,215	585,387
Omega Flex, Inc.	4,750	441,038
Saia, Inc.(b)	3,070	273,844
SkyWest, Inc.	10,194	607,053
Tetra Tech, Inc.	2,913	254,800

		6,619,926

Information Technology-31.38%
Adobe, Inc.(b)	1,581	439,407
Advanced Micro Devices, Inc.(b)	9,599	325,694
Agilysys, Inc.(b)	9,091	229,002
AppFolio, Inc., Class A(b)	6,806	661,747
Applied Materials, Inc.	4,662	252,960
Aspen Technology, Inc.(b)	1,999	230,105
Atlassian Corp. PLC, Class A(b)	3,760	454,170
Autodesk, Inc.(b)	1,569	231,208
Broadcom, Inc.	2,481	726,561
Cabot Microelectronics Corp.	1,718	259,624
Cadence Design Systems, Inc.(b)	9,657	631,085
CDW Corp.	2,663	340,624
Coupa Software, Inc.(b)	4,123	566,871
Entegris, Inc.	5,477	262,896
Euronet Worldwide, Inc.(b)	2,747	384,772
Fiserv, Inc.(b)	3,193	338,905
Five9, Inc.(b)	20,601	1,143,562
Impinj, Inc.(b)	8,516	280,134
Intuit, Inc.	4,291	1,104,933
Lattice Semiconductor Corp.(b)	21,027	411,919
LivePerson, Inc.(b)	22,109	907,575
Microsoft Corp.	1,757	251,901
Monolithic Power Systems, Inc.	4,733	709,571
Paylocity Holding Corp.(b)	2,604	267,170
Pegasystems, Inc.	3,916	294,522
Proofpoint, Inc.(b)	4,840	558,391
SolarEdge Technologies, Inc.(b)	9,890	840,255
SunPower Corp.(b)(c)	17,810	156,016
Synopsys, Inc.(b)	1,777	241,228
VeriSign, Inc.(b)	1,274	242,086

		13,744,894

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco DWA NASDAQ Momentum ETF (DWAQ)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Materials-0.36%
Loop Industries, Inc. (Canada)(b)(c)	15,822	$157,429

Real Estate-1.77%
Equinix, Inc.	539	305,494
SBA Communications Corp., Class A	1,949	469,027

		774,521

Total Common Stocks & Other Equity Interests (Cost $38,303,335)		43,817,782

Money Market Funds-0.32%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $140,545)	140,545	140,545

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.36% (Cost $38,443,880)		43,958,327

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.39%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	1,771,480	$1,771,480
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	589,059	589,294

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,360,757)		2,360,774

TOTAL INVESTMENTS IN SECURITIES-105.75% (Cost $40,804,637)		46,319,101

OTHER ASSETS LESS LIABILITIES-(5.75)%		(2,519,014)

NET ASSETS-100.00%		$43,800,087

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Information Technology	31.38

Health Care	25.00

Industrials	15.11

Consumer Discretionary	13.13

Financials	5.67

Communication Services	4.57

Consumer Staples	3.05

Sector Types Each Less Than 3%	2.13

Money Market Funds Plus Other Assets Less Liabilities	(0.04)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dynamic Market ETF (PWC)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-10.28%
Comcast Corp., Class A	120,522	$5,401,796
Discovery, Inc., Class A(b)(c)	54,638	1,472,767
Omnicom Group, Inc.	20,052	1,547,814
Verizon Communications, Inc.	91,877	5,555,802
Viacom, Inc., Class B	60,219	1,298,322

		15,276,501

Consumer Discretionary-11.08%
Aaron’s, Inc.	7,357	551,260
Asbury Automotive Group, Inc.(b)	5,107	526,685
AutoNation, Inc.(b)	10,109	514,043
Churchill Downs, Inc.	3,811	495,392
D.R. Horton, Inc.	56,705	2,969,641
eBay, Inc.	68,940	2,430,135
Expedia Group, Inc.	21,490	2,936,823
M/I Homes, Inc.(b)	13,116	579,465
Meritage Homes Corp.(b)	7,346	529,573
Norwegian Cruise Line Holdings Ltd.(b)	55,616	2,823,068
PulteGroup, Inc.	14,152	555,325
Rent-A-Center, Inc.	17,766	459,606
TopBuild Corp.(b)	5,209	541,371
Universal Electronics, Inc.(b)	10,543	549,501

		16,461,888

Consumer Staples-7.80%
Bunge Ltd.	10,801	583,254
General Mills, Inc.	10,654	541,862
Hershey Co. (The)	25,293	3,714,783
John B. Sanfilippo & Son, Inc.	6,133	650,834
Pilgrim’s Pride Corp.(b)	18,647	566,123
PriceSmart, Inc.	9,416	697,726
Sysco Corp.	53,636	4,283,907
US Foods Holding Corp.(b)	14,068	558,078

		11,596,567

Energy-5.01%
Chevron Corp.	20,837	2,420,009
ConocoPhillips	46,838	2,585,458
Cosan Ltd., Class A (Brazil)(b)	38,620	649,588
HollyFrontier Corp.	11,791	647,798
Talos Energy, Inc.(b)	26,586	572,397
World Fuel Services Corp.	13,685	571,622

		7,446,872

Financials-13.98%
1st Source Corp.	10,974	561,649
American Express Co.	18,768	2,201,111
Ameriprise Financial, Inc.	17,731	2,675,431
Arch Capital Group Ltd.(b)	57,697	2,409,427
Assurant, Inc.	3,982	502,011
Credicorp Ltd. (Peru)	11,328	2,424,645
Federated Investors, Inc., Class B	15,255	487,245
Fidelity National Financial, Inc.	51,760	2,372,678
First Bancorp/Southern Pines NC	13,803	521,063
Globe Life, Inc.	5,513	536,580
Hilltop Holdings, Inc.	20,849	487,033
IBERIABANK Corp.	7,012	514,611
LPL Financial Holdings, Inc.	6,528	527,724

	Shares	Value
Financials-(continued)
Popular, Inc.	9,279	$505,334
Radian Group, Inc.	21,514	540,001
SEI Investments Co.	8,482	508,241
Stifel Financial Corp.	9,037	505,891
Synchrony Financial	70,591	2,496,804

		20,777,479

Health Care-13.91%
Anika Therapeutics, Inc.(b)	9,361	658,921
Anthem, Inc.	13,333	3,587,644
Celgene Corp.(b)	35,664	3,852,782
Chemed Corp.	1,259	495,933
Eagle Pharmaceuticals, Inc.(b)	9,548	598,659
Edwards Lifesciences Corp.(b)	15,736	3,751,148
Gilead Sciences, Inc.	54,343	3,462,192
Hill-Rom Holdings, Inc.	5,001	523,555
Horizon Therapeutics PLC(b)	19,504	563,861
ICON PLC (Ireland)(b)	3,471	509,890
Integer Holdings Corp.(b)	7,323	567,093
Integra LifeSciences Holdings Corp.(b)	8,989	521,901
Jazz Pharmaceuticals PLC(b)	4,205	528,274
Lantheus Holdings, Inc.(b)	24,649	513,932
Taro Pharmaceutical Industries Ltd.	6,729	543,972

		20,679,757

Industrials-10.01%
AerCap Holdings N.V. (Ireland)(b)	10,408	602,415
Allison Transmission Holdings, Inc.	12,607	549,791
Atkore International Group, Inc.(b)	19,030	660,341
Builders FirstSource, Inc.(b)	28,403	642,192
Delta Air Lines, Inc.	59,652	3,285,632
FTI Consulting, Inc.(b)	5,147	560,354
Hubbell, Inc.	4,272	605,342
Johnson Controls International PLC	81,011	3,510,207
Mueller Industries, Inc.	21,101	649,278
Republic Services, Inc.	38,621	3,379,724
TriNet Group, Inc.(b)	8,150	431,868

		14,877,144

Information Technology-21.71%
Accenture PLC, Class A	23,038	4,271,706
Akamai Technologies, Inc.(b)	9,936	859,464
Amdocs Ltd.	13,789	899,043
Booz Allen Hamilton Holding Corp.	11,809	830,999
Canadian Solar, Inc. (Canada)(b)	38,133	650,930
EVERTEC, Inc.	25,968	794,361
Genpact Ltd.	21,704	850,146
Mastercard, Inc., Class A	16,270	4,503,699
MAXIMUS, Inc.	11,549	886,270
NIC, Inc.	42,473	998,965
Oracle Corp.	87,753	4,781,661
PayPal Holdings, Inc.(b)	41,922	4,364,080
Sapiens International Corp. N.V. (Israel)	47,392	1,001,393
Visa, Inc., Class A	25,268	4,519,434
Western Union Co. (The)	40,150	1,006,159
Xerox Holdings Corp.	30,848	1,046,673

		32,264,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dynamic Market ETF (PWC)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Materials-2.68%
Cleveland-Cliffs, Inc.(c)	52,312	$378,216
Ecolab, Inc.	14,165	2,720,672
Innospec, Inc.	5,017	458,353
Stepan Co.	4,360	426,059

		3,983,300

Utilities-3.53%
NRG Energy, Inc.	20,486	821,898
Portland General Electric Co.	12,854	731,135
Southern Co. (The)	58,895	3,690,361

		5,243,394

Total Common Stocks & Other Equity Interests (Cost $144,659,438)		148,607,885

Money Market Funds-0.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $83,251)	83,251	83,251

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $144,742,689).		148,691,136

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.15%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	1,280,323	$1,280,323
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	426,604	426,774

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,707,078)		1,707,097

TOTAL INVESTMENTS IN SECURITIES-101.20% (Cost $146,449,767)		150,398,233

OTHER ASSETS LESS LIABILITIES-(1.20)%		(1,778,803)

NET ASSETS-100.00%		$148,619,430

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Information Technology	21.71

Financials	13.98

Health Care	13.91

Consumer Discretionary	11.08

Communication Services	10.28

Industrials	10.01

Consumer Staples	7.80

Energy	5.01

Utilities	3.53

Materials	2.68

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco FTSE RAFI US 1000 ETF (PRF)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-8.93%
Activision Blizzard, Inc.	84,745	$4,748,262
Alphabet, Inc., Class A(b)	23,790	29,946,852
Alphabet, Inc., Class C(b)	24,197	30,490,882
Altice USA, Inc., Class A(b)	121,583	3,762,994
AMC Networks, Inc., Class A(b)	11,798	513,803
AT&T, Inc.	3,303,658	127,157,796
CBS Corp., Class B	77,562	2,795,334
CenturyLink, Inc.	860,468	11,134,456
Charter Communications, Inc., Class A(b)	31,194	14,594,425
Cinemark Holdings, Inc.	31,357	1,147,666
Comcast Corp., Class A	1,107,269	49,627,797
Discovery, Inc., Class A(b)(c)	26,486	713,930
Discovery, Inc., Class C(b)	59,125	1,492,315
DISH Network Corp., Class A(b)	91,522	3,146,526
Electronic Arts, Inc.(b)	23,718	2,286,415
Facebook, Inc., Class A(b)	133,592	25,602,907
Fox Corp., Class A	41,674	1,335,235
Fox Corp., Class B	19,534	610,242
Frontier Communications Corp.(b)(c)	347,163	315,918
Gannett Co., Inc.	69,800	757,330
IAC/InterActiveCorp.(b)	4,466	1,014,898
Interpublic Group of Cos., Inc. (The)	102,833	2,236,618
Liberty Broadband Corp., Class A(b)	3,145	371,079
Liberty Broadband Corp., Class C(b)	12,818	1,513,421
Liberty Global PLC, Class C (United Kingdom)(b)	254,090	6,065,128
Liberty Global PLC, Series A (United Kingdom)(b)	97,912	2,462,487
Liberty Latin America Ltd., Class A (Chile)(b)	18,611	347,840
Liberty Latin America Ltd., Class C (Chile)(b)	49,043	902,882
Liberty Media Corp.-Liberty Formula One, Class A(b)	5,267	212,945
Liberty Media Corp.-Liberty Formula One, Class C(b)	42,224	1,794,520
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	27,879	1,252,046
Liberty Media Corp.-Liberty SiriusXM, Series C(b)	54,860	2,479,123
Lions Gate Entertainment Corp., Class A	14,315	114,377
Lions Gate Entertainment Corp., Class B	28,897	216,439
Live Nation Entertainment, Inc.(b)	20,623	1,453,921
Meredith Corp.	11,719	441,806
Netflix, Inc.(b)	5,757	1,654,619
News Corp., Class A	138,801	1,902,962
News Corp., Class B	43,798	618,428
Nexstar Media Group, Inc., Class A	7,344	714,498
Omnicom Group, Inc.	66,311	5,118,546
Sinclair Broadcast Group, Inc., Class A	23,908	952,495
Sprint Corp.(b)	409,856	2,545,206
Take-Two Interactive Software, Inc.(b)	7,924	953,653
TEGNA, Inc.	73,399	1,103,187
Telephone & Data Systems, Inc.	47,368	1,235,831
T-Mobile US, Inc.(b)	77,627	6,416,648
Twitter, Inc.(b)	36,073	1,081,108
Verizon Communications, Inc.	1,395,070	84,359,883

	Shares	Value
Communication Services-(continued)
Viacom, Inc., Class B	182,161	$3,927,391
Walt Disney Co. (The)	278,264	36,152,059
Yandex N.V., Class A (Russia)(b)	20,615	688,335
Zayo Group Holdings, Inc.(b)	37,679	1,286,361

		485,771,825

Consumer Discretionary-9.07%
Aaron’s, Inc.	14,224	1,065,804
Abercrombie & Fitch Co., Class A	44,166	715,048
Adient PLC	154,762	3,279,407
Advance Auto Parts, Inc.	11,968	1,944,561
Amazon.com, Inc.(b)	15,274	27,136,705
American Axle & Manufacturing Holdings, Inc.(b)	81,910	684,768
American Eagle Outfitters, Inc.	49,712	764,571
Aptiv PLC	47,089	4,216,820
Aramark	87,480	3,828,125
Asbury Automotive Group, Inc.(b)	16,352	1,686,382
Ascena Retail Group, Inc.(b)	378,273	133,228
Autoliv, Inc. (Sweden)	26,935	2,096,620
AutoNation, Inc.(b)	63,689	3,238,586
AutoZone, Inc.(b)	3,634	4,158,677
Bed Bath & Beyond, Inc.(c)	156,399	2,142,666
Best Buy Co., Inc.	105,801	7,599,686
Big Lots, Inc.	29,867	647,218
Bloomin’ Brands, Inc.	31,220	618,468
Booking Holdings, Inc.(b)	3,403	6,971,964
BorgWarner, Inc.	59,719	2,489,088
Brinker International, Inc.	17,749	788,943
Brunswick Corp.	20,524	1,195,318
Burlington Stores, Inc.(b)	7,119	1,368,058
Caesars Entertainment Corp.(b)	152,512	1,872,847
Capri Holdings Ltd.(b)	41,463	1,288,255
CarMax, Inc.(b)	59,594	5,552,373
Carnival Corp.	106,212	4,555,433
Carter’s, Inc.	9,711	973,431
Chipotle Mexican Grill, Inc.(b)	1,974	1,536,088
Cooper Tire & Rubber Co.	24,972	705,209
Cooper-Standard Holdings, Inc.(b)	13,708	436,737
Core-Mark Holding Co., Inc.	44,233	1,349,991
Cracker Barrel Old Country Store, Inc.(c)	4,863	756,196
D.R. Horton, Inc.	73,156	3,831,180
Dana, Inc.	69,928	1,134,931
Darden Restaurants, Inc.	22,011	2,471,175
Delphi Technologies PLC	62,637	764,798
Designer Brands Inc., Class A	24,286	400,719
Dick’s Sporting Goods, Inc.	34,688	1,350,404
Dollar General Corp.	42,215	6,768,753
Dollar Tree, Inc.(b)	49,567	5,472,197
Domino’s Pizza, Inc.	2,612	709,471
Dunkin’ Brands Group, Inc.	9,671	760,334
eBay, Inc.	114,291	4,028,758
Expedia Group, Inc.	22,010	3,007,887
Extended Stay America, Inc.	56,242	799,199
Foot Locker, Inc.	36,496	1,587,941
Ford Motor Co.	4,415,673	37,930,631
Fossil Group, Inc.(b)	50,665	551,235
GameStop Corp., Class A(c)	188,056	1,023,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Gap, Inc. (The)	106,895	$1,738,113
Garmin Ltd.	21,441	2,010,094
Garrett Motion, Inc. (Switzerland)(b)	46,759	444,211
General Motors Co.	861,220	32,002,935
Genesco, Inc.(b)	14,979	581,934
Gentex Corp.	54,293	1,522,919
Genuine Parts Co.	37,148	3,810,642
Goodyear Tire & Rubber Co. (The)	214,033	3,396,704
Graham Holdings Co., Class B	1,148	722,850
Group 1 Automotive, Inc.	23,600	2,346,784
H&R Block, Inc.	68,351	1,708,091
Hanesbrands, Inc.	87,630	1,332,852
Harley-Davidson, Inc.	68,556	2,667,514
Hasbro, Inc.	22,033	2,144,031
Hilton Worldwide Holdings, Inc.	22,065	2,139,422
Home Depot, Inc. (The)	149,405	35,047,425
Hyatt Hotels Corp., Class A	9,712	725,875
International Game Technology PLC	55,497	734,780
J.C. Penney Co., Inc.(b)(c)	1,433,066	1,433,066
KB Home	28,530	1,018,236
Kohl’s Corp.	82,236	4,215,417
Kontoor Brands, Inc.	6,441	244,758
L Brands, Inc.	169,816	2,893,665
Las Vegas Sands Corp.	85,179	5,267,469
Lear Corp.	23,931	2,818,354
Leggett & Platt, Inc.	31,543	1,618,156
Lennar Corp., Class A	52,983	3,157,787
Lithia Motors, Inc., Class A	14,265	2,246,452
LKQ Corp.(b)	93,975	3,194,210
Lowe’s Cos., Inc.	145,662	16,257,336
lululemon athletica, Inc.(b)	4,903	1,001,536
Macy’s, Inc.	286,577	4,344,507
Marriott International, Inc., Class A	29,193	3,694,374
Mattel, Inc.(b)(c)	205,039	2,448,166
McDonald’s Corp.	109,290	21,497,343
Meritage Homes Corp.(b)	17,916	1,291,564
MGM Resorts International	119,494	3,405,579
Michaels Cos., Inc. (The)(b)(c)	61,207	534,337
Mohawk Industries, Inc.(b)	21,740	3,117,081
Murphy USA, Inc.(b)	26,783	3,158,519
Newell Brands, Inc.	245,802	4,662,864
NIKE, Inc., Class B	109,803	9,832,859
Nordstrom, Inc.(c)	65,439	2,349,260
Norwegian Cruise Line Holdings Ltd.(b)	48,845	2,479,372
NVR, Inc.(b)	548	1,992,851
Office Depot, Inc.	521,593	1,074,482
O’Reilly Automotive, Inc.(b)	6,766	2,946,661
Penn National Gaming, Inc.(b)	30,420	648,402
Penske Automotive Group, Inc.	27,781	1,353,490
Polaris, Inc.	17,090	1,685,928
PulteGroup, Inc.	77,113	3,025,914
PVH Corp.	20,177	1,758,627
Qurate Retail, Inc., Class A(b)	175,162	1,671,045
Ralph Lauren Corp.	12,708	1,220,730
Ross Stores, Inc.	36,622	4,016,335
Royal Caribbean Cruises Ltd.	31,666	3,446,211
Sally Beauty Holdings, Inc.(b)	55,584	861,552
Service Corp. International	26,783	1,218,091
ServiceMaster Global Holdings, Inc.(b)	17,252	696,636
Signet Jewelers Ltd.(c)	65,192	1,045,680

	Shares	Value
Consumer Discretionary-(continued)
Six Flags Entertainment Corp.	16,905	$713,222
Skechers U.S.A., Inc., Class A(b)	26,471	989,221
Starbucks Corp.	122,436	10,353,188
Tapestry, Inc.	80,024	2,069,421
Target Corp.	249,735	26,699,169
Taylor Morrison Home Corp., Class A(b)	59,425	1,488,596
Tempur Sealy International, Inc.(b)	11,347	1,032,010
Tenneco, Inc., Class A	25,238	317,746
Tesla, Inc.(b)(c)	4,633	1,459,024
Thor Industries, Inc.	16,888	1,068,335
Tiffany & Co.	23,458	2,920,756
TJX Cos., Inc. (The)	172,948	9,970,452
Toll Brothers, Inc.	35,550	1,413,823
Tractor Supply Co.	17,214	1,635,674
TRI Pointe Group, Inc.(b)	61,292	964,736
Tupperware Brands Corp.	32,251	310,577
Ulta Beauty, Inc.(b)	4,746	1,106,530
Under Armour, Inc., Class A(b)	25,875	534,319
Under Armour, Inc., Class C(b)	26,807	495,930
Urban Outfitters, Inc.(b)	25,540	732,998
Vail Resorts, Inc.	4,907	1,140,240
VF Corp.	45,049	3,707,082
Visteon Corp.(b)	22,945	2,134,344
Whirlpool Corp.	33,493	5,094,955
Williams-Sonoma, Inc.(c)	27,303	1,823,567
Wyndham Destinations, Inc.	19,353	898,173
Wyndham Hotels & Resorts, Inc.	15,388	830,490
Wynn Resorts, Ltd.	22,177	2,690,957
Yum China Holdings, Inc. (China)	37,679	1,601,357
Yum! Brands, Inc.	48,300	4,912,593

		493,421,472

Consumer Staples-8.66%
Altria Group, Inc.	492,441	22,056,432
Archer-Daniels-Midland Co.	339,786	14,284,603
Avon Products, Inc. (United Kingdom)(b)	471,057	2,020,835
B&G Foods, Inc.(c)	25,541	397,163
BJ’s Wholesale Club Holdings, Inc.(b)	71,093	1,898,183
Brown-Forman Corp., Class B	35,925	2,353,806
Bunge Ltd.	153,425	8,284,950
Campbell Soup Co.	56,675	2,624,619
Casey’s General Stores, Inc.	10,383	1,773,520
Church & Dwight Co., Inc.	27,150	1,898,871
Clorox Co. (The)	17,443	2,576,157
Coca-Cola Co. (The)	653,413	35,565,270
Coca-Cola European Partners PLC (United Kingdom)	34,590	1,850,911
Colgate-Palmolive Co.	126,580	8,683,388
Conagra Brands, Inc.	133,635	3,614,827
Constellation Brands, Inc., Class A	18,549	3,530,431
Costco Wholesale Corp.	113,892	33,838,452
Coty, Inc., Class A	99,486	1,162,991
Darling Ingredients, Inc.(b)	55,925	1,079,353
Dean Foods Co.(c)	206,818	202,682
Edgewell Personal Care Co.(b)	18,193	636,755
Estee Lauder Cos., Inc. (The), Class A	16,813	3,131,758
Flowers Foods, Inc.	50,204	1,090,431
General Mills, Inc.	180,671	9,188,927
Herbalife Nutrition Ltd.(b)	12,674	566,148
Hershey Co. (The)	21,160	3,107,769

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Hormel Foods Corp.	39,408	$1,611,393
Ingredion, Inc.	21,694	1,713,826
JM Smucker Co. (The)	34,653	3,662,129
Kellogg Co.	69,100	4,389,923
Kimberly-Clark Corp.	73,486	9,764,820
Kraft Heinz Co. (The)	223,410	7,222,845
Kroger Co. (The)	587,482	14,475,557
Lamb Weston Holdings, Inc.	11,347	885,520
McCormick & Co., Inc.	14,109	2,267,175
Molson Coors Brewing Co., Class B	61,364	3,235,110
Mondelez International, Inc., Class A	285,873	14,994,039
Monster Beverage Corp.(b)	23,606	1,325,005
Nomad Foods Ltd. (United Kingdom)(b)	45,943	896,348
Nu Skin Enterprises, Inc., Class A	13,659	608,918
PepsiCo, Inc.	255,498	35,046,661
Performance Food Group Co.(b)	49,799	2,121,935
Philip Morris International, Inc.	381,965	31,107,230
Post Holdings, Inc.(b)	12,687	1,305,492
Procter & Gamble Co. (The)	501,232	62,408,396
Rite Aid Corp.(b)(c)	114,270	1,051,284
Sanderson Farms, Inc.	6,440	996,976
Spectrum Brands Holdings, Inc.	22,990	1,154,328
Sprouts Farmers Market, Inc.(b)	34,084	661,570
Sysco Corp.	127,432	10,177,994
TreeHouse Foods, Inc.(b)	19,173	1,035,725
Tyson Foods, Inc., Class A	102,593	8,493,674
United Natural Foods, Inc.(b)	108,118	810,885
Universal Corp.	12,490	684,452
US Foods Holding Corp.(b)	123,796	4,910,987
Walgreens Boots Alliance, Inc.	266,886	14,620,015
Walmart, Inc.	508,722	59,652,742

		470,712,186

Energy-7.27%
Antero Resources Corp.(b)	222,359	555,898
Apache Corp.	94,883	2,055,166
Baker Hughes Co.	382,049	8,175,849
Cabot Oil & Gas Corp.	41,311	770,037
Chesapeake Energy Corp.(b)(c)	684,494	917,222
Chevron Corp.	672,392	78,091,607
Cimarex Energy Co.	11,038	466,024
CNX Resources Corp.(b)	93,810	790,818
Concho Resources, Inc.	25,628	1,730,403
ConocoPhillips	328,331	18,123,871
Continental Resources, Inc.(b)	13,813	407,069
Cosan Ltd., Class A (Brazil)(b)	95,577	1,607,605
Delek US Holdings, Inc.	31,071	1,241,286
Devon Energy Corp.	136,488	2,767,977
Diamond Offshore Drilling, Inc.(b)(c)	82,896	438,520
Diamondback Energy, Inc.	12,925	1,108,448
EOG Resources, Inc.	71,696	4,969,250
EQT Corp.	83,383	895,533
Exxon Mobil Corp.	1,578,012	106,626,271
Gulfport Energy Corp.(b)	82,775	230,528
Halliburton Co.	223,497	4,302,317
Helmerich & Payne, Inc.	40,495	1,518,563
Hess Corp.	72,240	4,749,780
HollyFrontier Corp.	70,429	3,869,369
Kinder Morgan, Inc.	738,953	14,764,281
Marathon Oil Corp.	303,180	3,495,665

	Shares	Value
Energy-(continued)
Marathon Petroleum Corp.	230,644	$14,749,684
McDermott International, Inc.(b)	112,523	183,413
Murphy Oil Corp.	85,627	1,766,485
Nabors Industries Ltd.	459,844	850,711
National Oilwell Varco, Inc.	190,640	4,312,277
Noble Corp. PLC(b)	682,300	839,229
Noble Energy, Inc.	156,764	3,019,275
Oasis Petroleum, Inc.(b)	177,956	464,465
Occidental Petroleum Corp.	259,434	10,507,077
Oceaneering International, Inc.(b)	70,917	1,004,185
ONEOK, Inc.	66,885	4,670,580
Parsley Energy, Inc., Class A	50,367	796,302
Patterson-UTI Energy, Inc.	89,615	745,597
PBF Energy, Inc., Class A	83,055	2,681,015
PDC Energy, Inc.(b)	20,040	399,798
Peabody Energy Corp.	30,846	324,808
Phillips 66	200,178	23,384,794
Pioneer Natural Resources Co.	21,571	2,653,664
QEP Resources, Inc.	137,835	458,991
Range Resources Corp.(c)	123,248	496,689
Schlumberger Ltd.	487,360	15,931,798
SemGroup Corp., Class A	43,698	703,538
SM Energy Co.	50,569	396,461
Targa Resources Corp.	69,378	2,697,417
Transocean Ltd.(b)	415,422	1,973,255
Valaris PLC(c)	213,564	877,748
Valero Energy Corp.	244,483	23,709,961
Whiting Petroleum Corp.(b)(c)	40,666	257,822
Williams Cos., Inc. (The)	289,327	6,454,885
World Fuel Services Corp.	61,786	2,580,801
WPX Energy, Inc.(b)	97,620	974,248

		395,536,330

Financials-19.30%
Affiliated Managers Group, Inc.	12,659	1,011,201
Aflac, Inc.	218,535	11,617,321
AGNC Investment Corp.	152,775	2,604,814
Alleghany Corp.(b)	4,671	3,635,393
Allstate Corp. (The)	119,311	12,697,077
Ally Financial, Inc.	223,112	6,833,921
American Equity Investment Life Holding Co.	36,904	910,791
American Express Co.	124,436	14,593,854
American Financial Group, Inc.	24,858	2,586,226
American International Group, Inc.	600,206	31,786,910
Ameriprise Financial, Inc.	39,285	5,927,714
Annaly Capital Management, Inc.	479,985	4,310,265
Aon PLC	24,056	4,646,657
Arch Capital Group Ltd.(b)	90,458	3,777,526
Arthur J. Gallagher & Co.	29,494	2,690,443
Associated Banc-Corp.	42,452	853,710
Assurant, Inc.	19,985	2,519,509
Assured Guaranty Ltd.	47,743	2,240,102
Athene Holding Ltd., Class A(b)	60,929	2,641,272
AXA Equitable Holdings, Inc.	110,163	2,379,521
AXIS Capital Holdings Ltd.	32,231	1,915,488
Bank of America Corp.	2,176,454	68,057,717
Bank of Hawaii Corp.	8,232	718,736
Bank of New York Mellon Corp. (The)	233,278	10,905,746
Bank OZK	26,280	737,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Financials-(continued)
BankUnited, Inc.	29,663	$1,017,441
BB&T Corp.	204,948	10,872,491
Berkshire Hathaway, Inc., Class B(b)	500,262	106,345,696
BlackRock, Inc.	24,413	11,271,482
Blackstone Mortgage Trust, Inc., Class A	26,783	972,223
Brighthouse Financial, Inc.(b)	88,099	3,326,618
Brown & Brown, Inc.	31,323	1,180,251
Capital One Financial Corp.	243,848	22,738,826
Cboe Global Markets, Inc.	10,670	1,228,650
Charles Schwab Corp. (The)	112,803	4,592,210
Chimera Investment Corp.	85,711	1,736,505
Chubb Ltd.	118,727	18,096,369
Cincinnati Financial Corp.	36,827	4,169,185
CIT Group, Inc.	47,026	2,016,945
Citigroup, Inc.	911,120	65,473,083
Citizens Financial Group, Inc.	165,952	5,834,872
CME Group, Inc., Class A	45,420	9,345,165
CNO Financial Group, Inc.	101,767	1,592,654
Comerica, Inc.	30,420	1,990,076
Commerce Bancshares, Inc.(c)	15,345	987,604
Cullen/Frost Bankers, Inc.(c)	11,011	991,871
Discover Financial Services	100,596	8,073,835
E*TRADE Financial Corp.	44,967	1,879,171
East West Bancorp, Inc.	26,420	1,133,946
Eaton Vance Corp.	24,614	1,122,398
Everest Re Group, Ltd.	14,071	3,617,513
F.N.B. Corp.	99,618	1,201,393
Federated Investors, Inc., Class B	27,110	865,893
Fidelity National Financial, Inc.	65,606	3,007,379
Fifth Third Bancorp	255,395	7,426,887
First American Financial Corp.	32,995	2,038,431
First Hawaiian, Inc.	24,164	660,402
First Horizon National Corp.	70,410	1,124,448
First Republic Bank	21,088	2,242,920
Franklin Resources, Inc.	113,600	3,129,680
Fulton Financial Corp.	45,691	779,488
Genworth Financial, Inc., Class A(b)	613,924	2,627,595
Globe Life, Inc.	26,167	2,546,834
Goldman Sachs Group, Inc. (The)	120,529	25,718,478
Hancock Whitney Corp.	23,142	902,538
Hanover Insurance Group, Inc. (The)	12,460	1,641,107
Hartford Financial Services Group, Inc. (The)	155,114	8,853,907
Huntington Bancshares, Inc.	246,013	3,476,164
IBERIABANK Corp.	11,795	865,635
Intercontinental Exchange, Inc.	63,762	6,014,032
Invesco Ltd.(d)	215,096	3,617,915
Invesco Mortgage Capital, Inc.(d)	53,183	837,100
Investors Bancorp, Inc.	61,588	742,135
Janus Henderson Group PLC (United Kingdom)	67,550	1,562,431
Jefferies Financial Group, Inc.	138,443	2,584,731
JPMorgan Chase & Co.	866,796	108,280,156
Kemper Corp.	8,928	641,745
KeyCorp	262,090	4,709,757
Legg Mason, Inc.	44,647	1,663,547
Lincoln National Corp.	91,367	5,160,408
Loews Corp.	117,562	5,760,538
LPL Financial Holdings, Inc.	15,264	1,233,942
M&T Bank Corp.	32,231	5,045,118

	Shares	Value
Financials-(continued)
Markel Corp.(b)	3,076	$3,601,996
Marsh & McLennan Cos., Inc.	69,836	7,236,406
MetLife, Inc.	439,942	20,584,886
MFA Financial, Inc.	146,792	1,114,151
MGIC Investment Corp.	89,114	1,221,753
Moody’s Corp.	10,934	2,413,024
Morgan Stanley	407,720	18,775,506
MSCI, Inc.	4,014	941,524
Nasdaq, Inc.	17,491	1,745,077
Navient Corp.	264,925	3,648,017
New Residential Investment Corp.	122,024	1,932,860
New York Community Bancorp, Inc.	225,827	2,630,885
Northern Trust Corp.	40,012	3,988,396
Old Republic International Corp.	113,565	2,537,042
OneMain Holdings, Inc.	34,653	1,386,120
PacWest Bancorp	39,495	1,460,920
PennyMac Mortgage Investment Trust	36,131	827,039
People’s United Financial, Inc.	110,806	1,791,733
Pinnacle Financial Partners, Inc.	12,255	720,839
PNC Financial Services Group, Inc. (The)	128,805	18,895,693
Popular, Inc.	25,934	1,412,366
Primerica, Inc.	6,579	830,138
Principal Financial Group, Inc.	113,442	6,055,534
ProAssurance Corp.	26,016	1,020,347
Progressive Corp. (The)	95,900	6,684,230
Prosperity Bancshares, Inc.	14,304	987,262
Prudential Financial, Inc.	220,647	20,109,768
Radian Group, Inc.	39,707	996,646
Raymond James Financial, Inc.	24,628	2,056,192
Regions Financial Corp.	324,904	5,230,954
Reinsurance Group of America, Inc.	24,348	3,955,820
RenaissanceRe Holdings Ltd. (Bermuda)	8,623	1,614,053
S&P Global, Inc.	16,044	4,139,192
Santander Consumer USA Holdings, Inc.	57,488	1,441,799
SEI Investments Co.	13,356	800,291
Selective Insurance Group, Inc.	11,347	784,305
Signature Bank	10,316	1,220,589
SLM Corp.	80,846	682,340
Starwood Property Trust, Inc.	88,871	2,186,227
State Street Corp.	104,181	6,883,239
Sterling Bancorp	39,583	777,806
Stifel Financial Corp.	19,183	1,073,864
SunTrust Banks, Inc.	123,207	8,419,966
SVB Financial Group(b)	7,502	1,661,543
Synchrony Financial	270,137	9,554,746
Synovus Financial Corp.	24,587	832,762
T. Rowe Price Group, Inc.	45,376	5,254,541
TCF Financial Corp.	35,351	1,399,546
TD Ameritrade Holding Corp.	32,062	1,230,540
Texas Capital Bancshares, Inc.(b)	12,208	659,964
Travelers Cos., Inc. (The)	115,659	15,158,269
Two Harbors Investment Corp.	87,905	1,219,242
U.S. Bancorp	375,594	21,416,370
UMB Financial Corp.	9,531	621,993
Umpqua Holdings Corp.	73,008	1,154,987
United Bankshares, Inc.	24,767	979,287
Unum Group	103,005	2,836,758
Valley National Bancorp	84,556	979,158
Voya Financial, Inc.	68,573	3,700,199
W.R. Berkley Corp.	37,693	2,634,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Financials-(continued)
Waddell & Reed Financial, Inc., Class A	54,651	$905,021
Washington Federal, Inc.	22,705	827,824
Webster Financial Corp.	17,229	759,799
Wells Fargo & Co.	1,548,426	79,945,234
Western Alliance Bancorp	15,315	755,489
White Mountains Insurance Group Ltd	752	805,392
Willis Towers Watson PLC	20,336	3,800,798
Wintrust Financial Corp.	10,785	688,299
Zions Bancorp. N.A.	36,968	1,791,839

		1,049,560,281

Health Care-10.72%
Abbott Laboratories	187,387	15,667,427
AbbVie, Inc.	247,609	19,697,296
Acadia Healthcare Co., Inc.(b)	34,790	1,043,352
Agilent Technologies, Inc.	25,764	1,951,623
Alexion Pharmaceuticals, Inc.(b)	20,608	2,172,083
Allergan PLC	92,044	16,209,869
AmerisourceBergen Corp.	131,166	11,198,953
Amgen, Inc.	107,502	22,924,801
Anthem, Inc.	58,229	15,668,259
Baxter International, Inc.	58,459	4,483,805
Becton, Dickinson and Co.	22,507	5,761,792
Biogen, Inc.(b)	24,123	7,205,781
BioMarin Pharmaceutical, Inc.(b)	6,968	510,127
Bio-Rad Laboratories, Inc., Class A(b)	2,899	961,366
Boston Scientific Corp.(b)	82,176	3,426,739
Bristol-Myers Squibb Co.	279,498	16,034,800
Brookdale Senior Living, Inc.(b)	176,776	1,299,304
Cardinal Health, Inc.	284,027	14,045,135
Catalent, Inc.(b)	17,081	830,991
Celgene Corp.(b)	60,379	6,522,743
Centene Corp.(b)	91,224	4,842,170
Cerner Corp.	41,580	2,790,850
Charles River Laboratories International, Inc.(b)	4,755	618,055
Cigna Corp.	41,049	7,325,605
Community Health Systems, Inc.(b)(c)	273,451	968,017
Cooper Cos., Inc. (The)	3,394	987,654
CVS Health Corp.	490,695	32,577,241
Danaher Corp.	63,731	8,783,406
DaVita, Inc.(b)	58,391	3,421,713
DENTSPLY SIRONA, Inc.	35,785	1,960,302
Edwards Lifesciences Corp.(b)	9,536	2,273,192
Eli Lilly and Co.	103,873	11,836,328
Encompass Health Corp.	17,300	1,107,546
Gilead Sciences, Inc.	271,569	17,301,661
HCA Healthcare, Inc.	66,043	8,819,382
Henry Schein, Inc.(b)	45,213	2,829,656
Hill-Rom Holdings, Inc.	7,232	757,118
Hologic, Inc.(b)	32,710	1,580,220
Humana, Inc.	30,176	8,877,779
ICON PLC (Ireland)(b)	4,893	718,782
Illumina, Inc.(b)	4,476	1,322,748
Intuitive Surgical, Inc.(b)	3,688	2,039,280
IQVIA Holdings, Inc.(b)	18,309	2,644,186
Jazz Pharmaceuticals PLC(b)	9,051	1,137,077
Johnson & Johnson	433,961	57,300,210
Laboratory Corp. of America Holdings(b)	24,617	4,056,143
Magellan Health, Inc.(b)	16,370	1,062,413

	Shares	Value
Health Care-(continued)
Mallinckrodt PLC(b)(c)	104,531	$330,318
McKesson Corp.	178,692	23,766,036
MEDNAX, Inc.(b)	39,031	857,121
Medtronic PLC	223,443	24,332,943
Merck & Co., Inc.	428,818	37,161,368
Mettler-Toledo International, Inc.(b)	1,415	997,490
Molina Healthcare, Inc.(b)	17,337	2,039,525
Mylan N.V.(b)	180,922	3,464,656
Owens & Minor, Inc.	189,905	1,278,061
Patterson Cos., Inc.	45,656	782,087
PerkinElmer, Inc.	9,636	828,311
Perrigo Co. PLC	34,909	1,850,875
Pfizer, Inc.	1,203,811	46,190,228
Quest Diagnostics, Inc.	36,184	3,663,630
Regeneron Pharmaceuticals, Inc.(b)	5,092	1,559,578
ResMed, Inc.	12,494	1,848,112
Select Medical Holdings Corp.(b)	42,930	782,185
STERIS PLC	9,536	1,350,011
Stryker Corp.	27,691	5,988,733
Teleflex, Inc.	3,497	1,214,893
Tenet Healthcare Corp.(b)	128,087	3,245,725
Thermo Fisher Scientific, Inc.	34,231	10,337,077
United Therapeutics Corp.(b)	9,982	896,783
UnitedHealth Group, Inc.	141,780	35,827,806
Universal Health Services, Inc., Class B	18,465	2,538,199
Varian Medical Systems, Inc.(b)	7,873	951,137
Waters Corp.(b)	5,487	1,161,159
WellCare Health Plans, Inc.(b)	9,823	2,913,502
Zimmer Biomet Holdings, Inc.	31,201	4,312,914
Zoetis, Inc.	23,151	2,961,476

		582,986,919

Industrials-10.01%
3M Co.	86,426	14,259,426
A.O. Smith Corp.	16,424	815,944
ABM Industries, Inc.	25,837	942,017
Acuity Brands, Inc.	6,674	832,848
AECOM(b)	106,771	4,271,908
AerCap Holdings N.V. (Ireland)(b)	69,623	4,029,779
AGCO Corp.	25,717	1,972,237
Air Lease Corp.	26,550	1,167,669
Allegion PLC	7,388	857,303
Allison Transmission Holdings, Inc.	18,722	816,466
American Airlines Group, Inc.	63,820	1,918,429
AMETEK, Inc.	23,687	2,170,914
Arconic, Inc.	174,689	4,798,707
Arcosa, Inc.	22,683	871,254
Avis Budget Group, Inc.(b)	109,704	3,259,306
Beacon Roofing Supply, Inc.(b)	25,454	790,092
Boeing Co. (The)	55,511	18,868,744
Builders FirstSource, Inc.(b)	57,625	1,302,901
C.H. Robinson Worldwide, Inc.	32,043	2,423,732
Carlisle Cos., Inc.	10,771	1,640,100
Caterpillar, Inc.	121,698	16,769,984
Cintas Corp.	8,259	2,218,945
Clean Harbors, Inc.(b)	15,714	1,295,776
Colfax Corp.(b)(c)	42,478	1,427,261
CoStar Group, Inc.(b)	1,943	1,067,717
Covanta Holding Corp.	46,362	669,467
Crane Co.	9,681	740,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Industrials-(continued)
CSX Corp.	112,595	$7,912,051
Cummins, Inc.	40,534	6,991,304
Curtiss-Wright Corp.	6,463	874,121
Deere & Co.	70,478	12,273,039
Delta Air Lines, Inc.	59,249	3,263,435
Deluxe Corp.	16,004	829,487
Donaldson Co., Inc.	17,994	949,004
Dover Corp.	26,247	2,726,801
Dycom Industries, Inc.(b)	10,318	470,398
Eaton Corp. PLC	124,927	10,882,391
EMCOR Group, Inc.	18,270	1,602,462
Emerson Electric Co.	139,251	9,768,458
EnerSys	9,275	620,126
Equifax, Inc.	16,594	2,268,566
Expeditors International of Washington, Inc.	25,129	1,832,909
Fastenal Co.	73,900	2,655,966
FedEx Corp.	71,729	10,950,149
Flowserve Corp.	29,496	1,440,585
Fluor Corp.	102,970	1,658,847
Fortive Corp.	23,810	1,642,890
Fortune Brands Home & Security, Inc.	32,413	1,946,401
GATX Corp.	12,934	1,028,900
General Dynamics Corp.	52,549	9,290,663
General Electric Co.	5,612,381	56,011,562
Genesee & Wyoming, Inc., Class A(b)	16,940	1,880,848
Graco, Inc.	14,286	645,727
HD Supply Holdings, Inc.(b)	39,156	1,548,228
Hertz Global Holdings, Inc.(b)	198,536	2,682,221
Hexcel Corp.	10,439	778,958
Honeywell International, Inc.	106,838	18,454,128
Hub Group, Inc., Class A(b)	16,304	746,723
Hubbell, Inc.	11,819	1,674,752
Huntington Ingalls Industries, Inc.	8,180	1,845,899
IAA, Inc.(b)	25,875	987,131
IDEX Corp.	8,264	1,285,300
IHS Markit Ltd.(b)	38,381	2,687,438
Illinois Tool Works, Inc.	48,401	8,159,441
Ingersoll-Rand PLC	43,738	5,549,915
ITT, Inc.	15,551	924,507
J.B. Hunt Transport Services, Inc.	13,027	1,531,454
Jacobs Engineering Group, Inc.	40,063	3,749,095
JetBlue Airways Corp.(b)	39,915	770,359
Johnson Controls International PLC	244,846	10,609,177
Kansas City Southern	18,861	2,655,252
KAR Auction Services, Inc.	25,875	643,252
Kennametal, Inc.	18,214	563,723
Kirby Corp.(b)	16,874	1,335,746
Knight-Swift Transportation Holdings, Inc.	30,742	1,120,853
L3Harris Technologies, Inc.	35,001	7,221,056
Landstar System, Inc.	6,457	730,610
Lennox International, Inc.	3,157	780,915
Lincoln Electric Holdings, Inc.	10,169	910,837
Lockheed Martin Corp.	42,953	16,179,536
Macquarie Infrastructure Corp.	41,108	1,773,399
ManpowerGroup, Inc.	41,236	3,749,177
Masco Corp.	47,602	2,201,592
MasTec, Inc.(b)	24,040	1,513,078
Meritor, Inc.(b)	31,727	698,946
Middleby Corp. (The)(b)	6,702	810,607

	Shares	Value
Industrials-(continued)
Moog, Inc., Class A	8,184	$685,083
MRC Global, Inc.(b)	46,175	524,548
MSC Industrial Direct Co., Inc., Class A	11,081	811,240
Mueller Industries, Inc.	23,860	734,172
Navistar International Corp.(b)	21,301	666,295
Nielsen Holdings PLC	136,387	2,749,562
Nordson Corp.	5,779	906,205
Norfolk Southern Corp.	45,856	8,345,792
Northrop Grumman Corp.	26,153	9,218,409
NOW, Inc.(b)	44,079	464,593
nVent Electric PLC	44,062	1,016,070
Old Dominion Freight Line, Inc.	5,836	1,062,619
Oshkosh Corp.	21,418	1,828,669
Owens Corning	35,425	2,170,844
PACCAR, Inc.	102,132	7,768,160
Parker-Hannifin Corp.	23,891	4,383,760
Pentair PLC	36,138	1,498,643
Pitney Bowes, Inc.	198,009	871,240
Quanta Services, Inc.	63,390	2,665,549
Raytheon Co.	52,279	11,094,127
Regal Beloit Corp.	12,545	928,957
Republic Services, Inc.	43,366	3,794,959
Resideo Technologies, Inc.(b)	53,341	508,340
Rexnord Corp.(b)	27,372	774,354
Robert Half International, Inc.	20,091	1,150,612
Rockwell Automation, Inc.	16,795	2,888,572
Roper Technologies, Inc.	7,990	2,692,310
Rush Enterprises, Inc., Class A	17,966	784,935
Ryder System, Inc.	37,486	1,822,944
Sensata Technologies Holding PLC(b)	28,370	1,452,260
Snap-on, Inc.	11,080	1,802,384
Southwest Airlines Co.	29,320	1,645,732
Spirit AeroSystems Holdings, Inc., Class A	14,396	1,177,881
Stanley Black & Decker, Inc.	32,806	4,964,532
Stericycle, Inc.(b)(c)	26,311	1,515,514
Teledyne Technologies, Inc.(b)	4,278	1,410,029
Terex Corp.	29,027	799,694
Textron, Inc.	59,308	2,733,506
Timken Co. (The)	19,146	938,154
Toro Co. (The)	11,347	875,194
TransDigm Group, Inc.	8,008	4,214,450
TransUnion	15,214	1,256,981
Trinity Industries, Inc.	60,765	1,201,932
Tutor Perini Corp.(b)	51,673	799,381
Union Pacific Corp.	106,805	17,671,955
United Airlines Holdings, Inc.(b)	32,358	2,939,401
United Parcel Service, Inc., Class B	151,870	17,490,868
United Rentals, Inc.(b)	28,163	3,761,732
United Technologies Corp.	175,921	25,258,737
Univar Solutions, Inc.(b)	64,924	1,393,269
Valmont Industries, Inc.	5,827	799,406
Verisk Analytics, Inc.	10,721	1,551,329
W.W. Grainger, Inc.	8,123	2,508,707
WABCO Holdings, Inc.(b)	8,524	1,147,501
Wabtec Corp.	13,989	970,417
Waste Management, Inc.	70,777	7,941,887
Watsco, Inc.	6,812	1,200,956
WESCO International, Inc.(b)	33,139	1,661,921
XPO Logistics, Inc.(b)	43,214	3,301,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Industrials-(continued)
Xylem, Inc.	20,342	$1,560,028
YRC Worldwide, Inc.(b)(c)	118,288	396,265

		544,645,227

Information Technology-14.33%
Accenture PLC, Class A	78,724	14,597,004
Adobe, Inc.(b)	13,588	3,776,513
Advanced Micro Devices, Inc.(b)	32,714	1,109,986
Akamai Technologies, Inc.(b)	21,282	1,840,893
Alliance Data Systems Corp.	11,347	1,134,700
Amdocs Ltd.	29,411	1,917,597
Amphenol Corp., Class A	28,354	2,844,757
Analog Devices, Inc.	39,453	4,206,873
Anixter International, Inc.(b)	17,423	1,441,753
ANSYS, Inc.(b)	5,308	1,168,556
Apple, Inc.	726,748	180,785,832
Applied Materials, Inc.	139,002	7,542,249
Arrow Electronics, Inc.(b)	61,805	4,899,900
Automatic Data Processing, Inc.	40,156	6,514,508
Avaya Holdings Corp.(b)(c)	40,436	488,871
Avnet, Inc.	87,074	3,444,647
Belden, Inc.	11,794	604,796
Benchmark Electronics, Inc.	25,687	870,789
Black Knight, Inc.(b)	15,532	997,154
Booz Allen Hamilton Holding Corp.	27,747	1,952,556
Broadcom, Inc.	28,203	8,259,249
Broadridge Financial Solutions, Inc.	12,133	1,519,294
CACI International, Inc., Class A(b)	6,262	1,401,123
Cadence Design Systems, Inc.(b)	13,906	908,757
CDK Global, Inc.	11,131	562,561
CDW Corp.	23,733	3,035,688
Cerence, Inc.(b)	6,560	101,680
Check Point Software Technologies Ltd. (Israel)(b)	9,961	1,119,716
Ciena Corp.(b)	21,258	789,097
Cisco Systems, Inc.	758,369	36,030,111
Citrix Systems, Inc.	9,788	1,065,522
Cognizant Technology Solutions Corp., Class A	60,658	3,696,499
CommScope Holding Co., Inc.(b)	65,539	734,037
Conduent, Inc.(b)	129,628	801,101
CoreLogic, Inc.(b)	18,155	735,096
Corning, Inc.	180,562	5,350,052
Cree, Inc.(b)	15,104	720,914
Cypress Semiconductor Corp.	49,387	1,149,235
Dell Technologies, Inc., Class C(b)	52,407	2,771,806
Diebold Nixdorf, Inc.(b)	83,624	585,368
DXC Technology Co.	68,249	1,888,450
EchoStar Corp., Class A(b)	20,587	802,893
Euronet Worldwide, Inc.(b)	5,307	743,351
F5 Networks, Inc.(b)	5,740	827,019
Fidelity National Information Services, Inc.	55,430	7,303,457
First Solar, Inc.(b)	28,604	1,481,401
Fiserv, Inc.(b)	57,801	6,134,998
FleetCor Technologies, Inc.(b)	7,633	2,245,781
Flex Ltd.(b)	491,623	5,776,570
FLIR Systems, Inc.	16,025	826,249
Gartner, Inc.(b)	5,284	814,159
Global Payments, Inc.	22,722	3,844,108
Hewlett Packard Enterprise Co.	649,285	10,654,767

	Shares	Value
Information Technology-(continued)
HP, Inc.	390,381	$6,780,918
Insight Enterprises, Inc.(b)	19,717	1,210,229
Intel Corp.	896,085	50,655,685
International Business Machines Corp.	292,402	39,102,919
Intuit, Inc.	10,186	2,622,895
Jabil, Inc.	105,015	3,866,652
Jack Henry & Associates, Inc.	6,440	911,646
Juniper Networks, Inc.	73,597	1,826,678
KBR, Inc.	51,471	1,449,423
Keysight Technologies, Inc.(b)	16,188	1,633,531
KLA Corp.	36,620	6,190,245
Lam Research Corp.	15,819	4,287,582
Leidos Holdings, Inc.	42,116	3,631,663
Marvell Technology Group Ltd.	63,763	1,555,180
Mastercard, Inc., Class A	30,408	8,417,238
Maxim Integrated Products, Inc.	36,813	2,159,451
Microchip Technology, Inc.	24,872	2,345,181
Micron Technology, Inc.(b)	236,422	11,241,866
Microsoft Corp.	696,427	99,846,739
Motorola Solutions, Inc.	15,887	2,642,326
NCR Corp.(b)	61,388	1,793,143
NetApp, Inc.	35,124	1,962,729
Nuance Communications, Inc.(b)	52,598	858,399
NVIDIA Corp.	22,289	4,480,535
NXP Semiconductors N.V. (Netherlands)	59,020	6,709,394
ON Semiconductor Corp.(b)	69,586	1,419,554
Oracle Corp.	384,967	20,976,852
Paychex, Inc.	40,798	3,412,345
PayPal Holdings, Inc.(b)	64,949	6,761,191
Perspecta, Inc.	50,171	1,331,538
Plexus Corp.(b)	11,269	833,230
Qorvo, Inc.(b)	25,706	2,078,587
QUALCOMM, Inc.	401,995	32,336,478
Sabre Corp.	53,684	1,260,500
salesforce.com, inc.(b)	20,244	3,167,984
Sanmina Corp.(b)	44,228	1,359,126
Science Applications International Corp.	9,132	754,486
Seagate Technology PLC	112,356	6,520,019
Skyworks Solutions, Inc.	23,144	2,107,493
SS&C Technologies Holdings, Inc.	11,913	619,595
Symantec Corp.	187,527	4,290,618
SYNNEX Corp.	16,895	1,989,217
Synopsys, Inc.(b)	13,190	1,790,543
TE Connectivity Ltd.	69,025	6,177,738
Tech Data Corp.(b)	46,745	5,679,518
Teradata Corp.(b)	17,145	513,150
Teradyne, Inc.	20,022	1,225,747
Texas Instruments, Inc.	109,154	12,879,080
Trimble, Inc.(b)	28,790	1,146,994
ViaSat, Inc.(b)	9,440	649,850
Visa, Inc., Class A	83,789	14,986,501
Vishay Intertechnology, Inc.	31,515	635,027
VMware, Inc., Class A(b)	3,880	614,088
Western Digital Corp.	136,661	7,058,541
Western Union Co. (The)	129,545	3,246,398
WEX, Inc.(b)	4,210	796,448
Xerox Holdings Corp.	92,921	3,152,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Information Technology-(continued)
Xilinx, Inc.	17,996	$1,632,957
Zebra Technologies Corp., Class A(b)	4,089	972,650

		779,379,143

Materials-3.44%
Air Products and Chemicals, Inc.	34,339	7,323,135
AK Steel Holding Corp.(b)	398,799	941,166
Albemarle Corp.(c)	21,222	1,289,024
Alcoa Corp.(b)	105,803	2,199,644
Allegheny Technologies, Inc.(b)	28,425	597,209
AptarGroup, Inc.	9,566	1,130,223
Ashland Global Holdings, Inc.	14,853	1,149,177
Avery Dennison Corp.	17,356	2,219,138
Axalta Coating Systems Ltd.(b)	45,459	1,340,586
Ball Corp.	45,479	3,182,166
Berry Global Group, Inc.(b)	33,990	1,410,925
Cabot Corp.	20,116	876,856
Carpenter Technology Corp.	14,477	709,663
Celanese Corp.	23,681	2,868,953
CF Industries Holdings, Inc.	71,392	3,237,627
Chemours Co. (The)	34,281	562,551
Cleveland-Cliffs, Inc.(c)	74,144	536,061
Commercial Metals Co.	72,190	1,395,433
Compass Minerals International, Inc.	13,029	735,878
Constellium S.E.(b)	92,182	1,228,786
Corteva, Inc.	238,611	6,294,558
Crown Holdings, Inc.(b)	41,880	3,050,539
Domtar Corp.	29,441	1,071,358
Dow, Inc.	241,009	12,168,544
DuPont de Nemours, Inc.	238,611	15,726,851
Eastman Chemical Co.	46,522	3,537,533
Ecolab, Inc.	29,615	5,688,153
Element Solutions, Inc.(b)	84,828	921,232
FMC Corp.	13,879	1,269,929
Freeport-McMoRan, Inc.	579,578	5,691,456
Graphic Packaging Holding Co.	94,673	1,482,579
Huntsman Corp.	95,116	2,104,917
International Flavors & Fragrances, Inc.(c)	11,099	1,354,189
International Paper Co.	155,089	6,774,288
Linde PLC (United Kingdom)	103,379	20,505,225
Louisiana-Pacific Corp.	30,986	905,721
LyondellBasell Industries N.V., Class A	129,414	11,608,436
Martin Marietta Materials, Inc.	9,434	2,470,859
Mosaic Co. (The)	127,098	2,526,708
Newmont Goldcorp Corp.	106,222	4,220,200
Nucor Corp.	100,588	5,416,664
Olin Corp.	54,901	1,006,884
Owens-Illinois, Inc.	101,349	861,467
Packaging Corp. of America	23,772	2,602,083
PolyOne Corp.	23,833	763,848
PPG Industries, Inc.	46,638	5,835,347
Reliance Steel & Aluminum Co.	29,231	3,391,965
Royal Gold, Inc.	7,331	846,291
RPM International, Inc.	27,047	1,959,014
Scotts Miracle-Gro Co. (The)	10,078	1,011,730
Sealed Air Corp.	38,139	1,593,066
Sherwin-Williams Co. (The)	7,692	4,402,285
Silgan Holdings, Inc.	23,370	719,095
Sonoco Products Co.	26,925	1,553,573
Steel Dynamics, Inc.	57,800	1,754,808

	Shares	Value
Materials-(continued)
Trinseo S.A.	17,935	$762,238
United States Steel Corp.(c)	90,942	1,046,742
Vulcan Materials Co.	15,714	2,245,059
Warrior Met Coal, Inc.	25,486	496,467
Westlake Chemical Corp.	8,106	512,218
Westrock Co.	110,687	4,136,373

		187,224,693

Real Estate-3.50%
Alexandria Real Estate Equities, Inc.	14,917	2,368,074
American Campus Communities, Inc.	31,124	1,555,578
American Homes 4 Rent, Class A	35,727	945,694
American Tower Corp.	30,903	6,739,326
Apartment Investment & Management Co., Class A	25,041	1,374,250
Apple Hospitality REIT, Inc.	86,173	1,420,131
AvalonBay Communities, Inc.	20,838	4,535,599
Boston Properties, Inc.	31,204	4,281,189
Brandywine Realty Trust	52,312	799,327
Brixmor Property Group, Inc.	97,476	2,146,422
Brookfield Property REIT, Inc., Class A	35,137	664,089
Camden Property Trust	16,341	1,868,920
CBL & Associates Properties, Inc.(c)	469,190	675,634
CBRE Group, Inc., Class A(b)	60,658	3,248,236
Colony Capital, Inc.	274,081	1,534,854
Columbia Property Trust, Inc.	45,349	930,561
CoreCivic, Inc.	84,955	1,296,413
Corporate Office Properties Trust	27,354	810,773
Cousins Properties, Inc.	18,181	729,604
Crown Castle International Corp.	52,120	7,233,735
CubeSmart	26,605	843,378
CyrusOne, Inc.	11,392	812,022
DiamondRock Hospitality Co.	73,237	730,905
Digital Realty Trust, Inc.	33,630	4,272,355
Douglas Emmett, Inc.	25,782	1,116,876
Duke Realty Corp.	61,066	2,145,859
EPR Properties	12,813	996,723
Equinix, Inc.	8,319	4,715,043
Equity Commonwealth	21,638	696,311
Equity LifeStyle Properties, Inc.	15,444	1,080,153
Equity Residential	67,131	5,951,834
Essex Property Trust, Inc.	8,663	2,833,927
Extra Space Storage, Inc.	13,760	1,544,835
Federal Realty Investment Trust	9,975	1,356,700
Gaming and Leisure Properties, Inc.	31,983	1,290,834
GEO Group, Inc. (The)	52,161	793,890
HCP, Inc.	108,858	4,095,238
Healthcare Realty Trust, Inc.	24,059	836,531
Healthcare Trust of America, Inc., Class A	37,606	1,165,786
Highwoods Properties, Inc.	24,355	1,139,814
Host Hotels & Resorts, Inc.	225,620	3,697,912
Howard Hughes Corp. (The)(b)	7,020	784,976
Hudson Pacific Properties, Inc.	27,456	986,220
Invitation Homes, Inc.	43,182	1,329,574
Iron Mountain, Inc.	88,459	2,901,455
Jones Lang LaSalle, Inc.	9,440	1,383,149
Kilroy Realty Corp.	15,898	1,334,319
Kimco Realty Corp.	115,805	2,496,756
Lamar Advertising Co., Class A	15,652	1,252,317
Lexington Realty Trust	69,799	759,413

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Real Estate-(continued)
Liberty Property Trust	31,148	$1,839,912
Life Storage, Inc.	8,352	909,700
Macerich Co. (The)(c)	45,779	1,258,922
Mack-Cali Realty Corp.	31,323	670,939
Medical Properties Trust, Inc.	63,667	1,319,817
Mid-America Apartment Communities, Inc.	20,852	2,898,219
National Retail Properties, Inc.	21,642	1,274,930
Omega Healthcare Investors, Inc.(c)	40,368	1,777,807
Outfront Media, Inc.	64,960	1,709,098
Paramount Group, Inc.	64,966	875,092
Park Hotels & Resorts, Inc.	59,647	1,386,793
Piedmont Office Realty Trust, Inc., Class A	44,977	1,009,284
Prologis, Inc.	73,791	6,475,898
Public Storage	16,603	3,700,145
Rayonier, Inc.	35,197	949,615
Realogy Holdings Corp.(c)	80,150	631,582
Realty Income Corp.	35,335	2,890,050
Regency Centers Corp.	24,967	1,678,781
Retail Properties of America, Inc., Class A	73,069	1,005,429
RLJ Lodging Trust	66,446	1,090,379
Ryman Hospitality Properties, Inc.	8,101	681,861
Sabra Health Care REIT, Inc.	41,134	1,011,896
SBA Communications Corp., Class A	4,808	1,157,045
Senior Housing Properties Trust	124,829	1,238,928
Service Properties Trust	72,988	1,846,596
Simon Property Group, Inc.	42,165	6,353,422
SITE Centers Corp.	77,738	1,207,271
SL Green Realty Corp.	24,351	2,035,744
Spirit Realty Capital, Inc.	28,944	1,442,569
STORE Capital Corp.	23,425	948,712
Sun Communities, Inc.	9,498	1,544,850
Sunstone Hotel Investors, Inc.	76,462	1,033,002
Taubman Centers, Inc.	17,805	637,063
UDR, Inc.	36,771	1,847,743
Uniti Group, Inc.(c)	56,555	391,361
Ventas, Inc.	88,703	5,774,565
VEREIT, Inc.	324,555	3,193,621
VICI Properties, Inc.	45,934	1,081,746
Vornado Realty Trust	34,271	2,249,206
Washington Prime Group, Inc.(c)	176,923	746,615
Weingarten Realty Investors	30,587	970,526
Welltower, Inc.	94,099	8,533,838
Weyerhaeuser Co.	199,784	5,835,691
WP Carey, Inc.	21,335	1,964,100
Xenia Hotels & Resorts, Inc.	45,126	949,902

		190,533,779

Utilities-4.71%
AES Corp. (The)	288,238	4,914,458
ALLETE, Inc.	12,240	1,053,374
Alliant Energy Corp.	53,225	2,839,022
Ameren Corp.	62,897	4,887,097
American Electric Power Co., Inc.	137,311	12,960,785
American Water Works Co., Inc.	29,093	3,586,294
Aqua America, Inc.	28,667	1,299,475
Atmos Energy Corp.	19,599	2,204,496
Avangrid, Inc.	14,611	731,281
Avista Corp.	22,559	1,083,509
Black Hills Corp.	11,817	931,534
CenterPoint Energy, Inc.	139,375	4,051,631

	Shares	Value
Utilities-(continued)
CMS Energy Corp.	69,043	$4,413,229
Consolidated Edison, Inc.	105,741	9,751,435
Dominion Energy, Inc.	160,585	13,256,292
DTE Energy Co.	48,568	6,183,678
Duke Energy Corp.	249,427	23,510,989
Edison International	121,230	7,625,367
Entergy Corp.	68,244	8,290,281
Evergy, Inc.	12,373	790,758
Eversource Energy	81,826	6,852,109
Exelon Corp.	343,213	15,612,759
FirstEnergy Corp.	119,153	5,757,473
Hawaiian Electric Industries, Inc.	35,729	1,613,164
IDACORP, Inc.	10,659	1,147,122
National Fuel Gas Co.	18,378	832,707
New Jersey Resources Corp.	18,739	817,020
NextEra Energy, Inc.	83,762	19,963,835
NiSource, Inc.	85,829	2,406,645
NorthWestern Corp.	13,621	987,795
NRG Energy, Inc.	54,737	2,196,049
OGE Energy Corp.	48,156	2,073,597
ONE Gas, Inc.	10,321	958,202
PG&E Corp.(b)	687,354	4,240,974
Pinnacle West Capital Corp.	31,883	3,000,828
PNM Resources, Inc.	21,140	1,102,451
Portland General Electric Co.	25,880	1,472,054
PPL Corp.	257,004	8,607,064
Public Service Enterprise Group, Inc.	146,404	9,268,837
Sempra Energy	64,302	9,292,282
South Jersey Industries, Inc.	20,671	664,779
Southern Co. (The)	332,675	20,845,416
Southwest Gas Holdings, Inc.	12,220	1,066,806
Spire, Inc.	11,646	978,963
UGI Corp.	46,660	2,224,282
Vistra Energy Corp.	113,065	3,056,147
WEC Energy Group, Inc.	65,322	6,166,397
Xcel Energy, Inc.	135,910	8,631,644

		256,202,386

Total Common Stocks & Other Equity Interests (Cost $4,628,208,406)		5,435,974,241

Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(e) (Cost $1,365,866)	1,365,866	1,365,866

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $4,629,574,272)		5,437,340,107

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.57%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(e)(f)	23,356,471	23,356,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(e)(f)	7,870,115	$7,873,263

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,229,032)		31,229,734

TOTAL INVESTMENTS IN SECURITIES-100.54% (Cost $4,660,803,304)		5,468,569,841

OTHER ASSETS LESS LIABILITIES-(0.54)%		(29,403,944)

NET ASSETS-100.00%		$5,439,165,897

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2019	Dividend Income

Invesco Ltd.	$4,939,142	$99,730	$(286,116)	$(1,143,340)	$8,499	$3,617,915	$137,180

Invesco Mortgage Capital, Inc.	907,425	21,383	(60,096)	(39,981)	8,369	837,100	48,741

Total Investments in Affiliates	$5,846,567	$121,113	$(346,212)	$(1,183,321)	$16,868	$4,455,015	$185,921

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Financials	19.30

Information Technology	14.33

Health Care	10.72

Industrials	10.01

Consumer Discretionary	9.07

Communication Services	8.93

Consumer Staples	8.66

Energy	7.27

Utilities	4.71

Real Estate	3.50

Materials	3.44

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-3.59%
AMC Entertainment Holdings, Inc., Class A(b)	259,928	$2,435,525
ATN International, Inc.	13,802	817,492
Boingo Wireless, Inc.(c)	13,127	124,313
Cable One, Inc.	2,147	2,845,569
Cars.com, Inc.(b)(c)	136,027	1,538,465
Cincinnati Bell, Inc.(c)	272,087	1,390,365
Cogent Communications Holdings, Inc.	35,753	2,096,556
Consolidated Communications Holdings, Inc.	318,704	1,274,816
E.W. Scripps Co. (The), Class A	54,742	735,459
Emerald Expositions Events, Inc.	33,319	323,861
Entercom Communications Corp., Class A	251,344	874,677
Entravision Communications Corp., Class A	192,980	548,063
Eros International PLC (India)(b)(c)	88,297	197,785
GCI Liberty, Inc.(c)	40,503	2,834,400
Global Eagle Entertainment, Inc.(b)(c)	72,237	45,582
Glu Mobile, Inc.(c)	27,226	161,450
Gogo, Inc.(b)(c)	108,764	668,899
Gray Television, Inc.(c)	123,785	2,031,312
IDT Corp., Class B(c)	102,931	700,960
IMAX Corp.(c)	58,451	1,247,929
Intelsat S.A.(b)(c)	118,078	2,998,000
Iridium Communications, Inc.(c)	114,604	2,804,360
John Wiley & Sons, Inc., Class A	69,399	3,197,212
Liberty Media Corp.-Liberty Braves, Class A(c)	4,806	141,873
Liberty Media Corp.-Liberty Braves, Class C(c)	17,086	502,499
Liberty TripAdvisor Holdings, Inc., Class A(c)	93,700	904,205
Madison Square Garden Co. (The), Class A(c)	11,355	3,030,877
Marcus Corp. (The)	23,467	847,159
MDC Partners, Inc., Class A(c)	395,965	1,239,370
Meet Group, Inc. (The)(c)	42,948	182,958
MSG Networks, Inc., Class A(c)	44,604	723,031
National CineMedia, Inc.	300,456	2,522,328
New Media Investment Group, Inc.(b)	168,587	1,485,251
New York Times Co. (The), Class A	71,602	2,212,502
ORBCOMM, Inc.(c)	46,137	185,009
QuinStreet, Inc.(c)	23,143	296,925
Reading International, Inc., Class A(c)	25,848	293,892
Roku, Inc.(c)	3,668	539,930
Rosetta Stone, Inc.(c)	9,616	184,243
Scholastic Corp.	55,820	2,149,070
Shenandoah Telecommunications Co.	24,918	801,363
Sirius XM Holdings, Inc.(b)	450,274	3,025,841
Spok Holdings, Inc.	46,545	553,885
TechTarget, Inc.(c)	12,524	305,586
Townsquare Media, Inc., Class A	41,026	278,567
Tribune Publishing Co.	70,681	633,302
TripAdvisor, Inc.(c)	55,270	2,232,908
TrueCar, Inc.(c)	60,965	199,965
United States Cellular Corp.(c)	27,997	1,042,048
Vonage Holdings Corp.(c)	169,657	1,657,549
WideOpenWest, Inc.(c)	124,812	792,556

	Shares	Value
Communication Services-(continued)
World Wrestling Entertainment, Inc., Class A(b)	9,250	$518,370
Yelp, Inc.(c)	47,758	1,648,129
Zillow Group, Inc., Class A(c)	25,282	818,884
Zillow Group, Inc., Class C(b)(c)	56,989	1,856,132
Zynga, Inc., Class A(c)	400,649	2,472,004

		68,171,261

Consumer Discretionary-13.27%
1-800-Flowers.com, Inc., Class A(c)	34,657	494,209
Acushnet Holdings Corp.	50,554	1,438,261
Adtalem Global Education, Inc.(c)	74,351	2,214,173
American Outdoor Brands Corp.(c)	150,651	1,066,609
American Public Education, Inc.(c)	27,602	599,515
America’s Car-Mart, Inc.(c)	6,559	596,803
At Home Group, Inc.(b)(c)	46,767	398,455
Barnes & Noble Education, Inc.(c)	277,736	1,141,495
Bassett Furniture Industries, Inc.	24,581	374,860
BBX Capital Corp.	135,968	607,777
Beazer Homes USA, Inc.(c)	173,730	2,607,687
Big 5 Sporting Goods Corp.(b)	223,083	713,866
Biglari Holdings, Inc., Class B(c)	3,328	277,821
BJ’s Restaurants, Inc.	21,177	838,397
Blue Apron Holdings, Inc., Class A(c)	8,601	61,583
Boot Barn Holdings, Inc.(c)	31,858	1,116,623
Boyd Gaming Corp.	116,956	3,187,051
Bright Horizons Family Solutions, Inc.(c)	26,708	3,966,672
Buckle, Inc. (The)(b)	137,073	2,867,567
Build-A-Bear Workshop, Inc.(b)(c)	47,586	165,599
Caleres, Inc.	102,079	2,196,740
Callaway Golf Co.	83,384	1,686,025
Camping World Holdings, Inc., Class A(b)	72,727	687,270
Career Education Corp.(c)	69,184	979,645
Carriage Services, Inc.	25,985	669,374
Carrols Restaurant Group, Inc.(c)	116,069	827,572
Cato Corp. (The), Class A	102,057	1,784,977
Cavco Industries, Inc.(c)	9,077	1,739,607
Century Casinos, Inc.(c)	41,552	307,069
Century Communities, Inc.(c)	61,965	1,869,484
Cheesecake Factory, Inc. (The)(b)	69,283	2,895,337
Chegg, Inc.(c)	16,320	500,371
Chico’s FAS, Inc.	650,844	2,238,903
Children’s Place, Inc. (The)(b)	25,340	2,075,599
Choice Hotels International, Inc.	18,095	1,601,046
Churchill Downs, Inc.	20,872	2,713,151
Chuy’s Holdings, Inc.(c)	25,194	613,978
Citi Trends, Inc.	32,165	574,145
Collectors Universe, Inc.	15,445	442,654
Columbia Sportswear Co.	19,088	1,726,510
Conn’s, Inc.(c)	72,529	1,754,477
Container Store Group, Inc. (The)(b)(c)	59,840	252,525
Crocs, Inc.(c)	46,839	1,638,897
CSS Industries, Inc.	37,111	167,000
Dave & Buster’s Entertainment, Inc.	43,776	1,741,409
Deckers Outdoor Corp.(c)	24,488	3,744,215
Del Taco Restaurants, Inc.(c)	73,820	563,616
Denny’s Corp.(c)	46,779	941,194
Despegar.com Corp. (Argentina)(c)	17,519	195,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Dillard’s, Inc., Class A(b)	53,767	$3,708,848
Dine Brands Global, Inc.	22,833	1,670,234
Dorman Products, Inc.(c)	20,133	1,448,569
Drive Shack, Inc.(c)	181,638	724,736
El Pollo Loco Holdings, Inc.(c)	29,778	346,020
Eldorado Resorts, Inc.(b)(c)	42,933	1,922,110
Ethan Allen Interiors, Inc.	69,293	1,365,765
Etsy, Inc.(c)	13,816	614,674
Everi Holdings, Inc.(c)	134,940	1,357,496
Express, Inc.(c)	676,651	2,178,816
Fiesta Restaurant Group, Inc.(c)	60,543	520,367
Five Below, Inc.(c)	13,722	1,716,759
Flexsteel Industries, Inc.	20,092	332,924
Floor & Decor Holdings, Inc., Class A(c)	24,046	1,102,028
Fox Factory Holding Corp.(c)	12,490	761,141
Francesca’s Holdings Corp.(b)(c)	73,042	1,267,279
frontdoor, Inc.(c)	75,268	3,630,176
Funko, Inc., Class A(c)	8,640	155,520
Gentherm, Inc.(c)	45,882	1,916,491
G-III Apparel Group Ltd.(c)	99,546	2,499,600
GNC Holdings, Inc.(b)(c)	1,113,768	2,940,348
Golden Entertainment, Inc.(c)	23,508	340,396
GoPro, Inc., Class A(b)(c)	168,316	700,195
Grand Canyon Education, Inc.(c)	30,208	2,777,928
Groupon, Inc.(c)	716,516	1,991,915
GrubHub, Inc.(b)(c)	24,141	822,243
Guess?, Inc.	153,138	2,565,062
Habit Restaurants, Inc. (The), Class A(c)	28,474	299,262
Hamilton Beach Brands Holding Co., Class A	16,204	302,205
Haverty Furniture Cos., Inc.	54,148	982,245
Helen of Troy Ltd.(c)	27,546	4,125,289
Hibbett Sports, Inc.(b)(c)	96,216	2,295,714
Hilton Grand Vacations, Inc.(c)	108,478	3,767,441
Hooker Furniture Corp.	19,509	461,778
Horizon Global Corp.(b)(c)	297,846	1,143,729
Houghton Mifflin Harcourt Co.(c)	272,588	1,760,919
Hovnanian Enterprises Inc., Class A(b)(c)	55,068	1,381,105
Installed Building Products, Inc.(c)	18,268	1,191,439
iRobot Corp.(b)(c)	10,989	528,131
J. Jill, Inc.(b)	66,156	114,450
Jack in the Box, Inc.	29,779	2,502,032
Johnson Outdoors, Inc., Class A	4,916	287,832
K12, Inc.(c)	55,377	1,095,911
Kirkland’s, Inc.(b)(c)	63,393	100,161
Lands’ End, Inc.(b)(c)	31,820	384,067
Laureate Education, Inc., Class A(c)	231,233	3,573,706
La-Z-Boy, Inc.	71,836	2,550,896
LCI Industries	35,840	3,480,781
LGI Homes, Inc.(c)	20,492	1,608,212
Libbey, Inc.(c)	83,068	149,522
Lindblad Expeditions Holdings, Inc.(c)	16,149	254,185
Liquidity Services, Inc.(c)	54,814	355,743
Lumber Liquidators Holdings, Inc.(b)(c)	92,766	856,230
M.D.C. Holdings, Inc.	101,087	3,913,078
M/I Homes, Inc.(c)	91,674	4,050,157
MakeMyTrip Ltd. (India)(c)	26,435	608,534
Malibu Boats, Inc., Class A(c)	8,837	288,263
MarineMax, Inc.(c)	42,393	654,972
Marriott Vacations Worldwide Corp.	28,023	3,080,568

	Shares	Value
Consumer Discretionary-(continued)
MasterCraft Boat Holdings, Inc.(c)	23,187	$365,195
MercadoLibre, Inc. (Argentina)(c)	4,534	2,364,572
Modine Manufacturing Co.(c)	146,961	1,679,764
Monarch Casino & Resort, Inc.(c)	10,091	435,830
Monro, Inc.	25,846	1,812,063
Motorcar Parts of America, Inc.(c)	37,150	708,079
Movado Group, Inc.	23,389	609,283
Nathan’s Famous, Inc.	6,272	477,299
National Vision Holdings, Inc.(c)	55,469	1,320,162
Nautilus, Inc.(c)	77,715	128,230
New Home Co., Inc. (The)(c)	63,212	295,200
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	19,194	1,226,113
Overstock.com, Inc.(c)	56,412	594,018
Oxford Industries, Inc.	22,197	1,528,485
Papa John’s International, Inc.(b)	33,128	1,939,644
Party City Holdco, Inc.(b)(c)	248,414	1,396,087
PetMed Express, Inc.(b)	26,630	623,541
Pier 1 Imports, Inc.(b)(c)	126,445	711,885
Planet Fitness, Inc., Class A(c)	12,778	813,448
Playa Hotels & Resorts N.V.(c)	81,546	680,094
PlayAGS, Inc.(c)	9,344	107,830
Pool Corp.	21,992	4,561,141
Potbelly Corp.(c)	58,684	249,407
Quotient Technology, Inc.(c)	50,550	435,236
RCI Hospitality Holdings, Inc.	11,345	212,719
Red Lion Hotels Corp.(c)	29,029	174,174
Red Robin Gourmet Burgers, Inc.(c)	60,798	1,854,339
Red Rock Resorts, Inc., Class A	72,646	1,582,230
Regis Corp.(c)	79,051	1,628,451
Rent-A-Center, Inc.	129,489	3,349,880
RH(b)(c)	15,181	2,758,388
Rocky Brands, Inc.	12,994	361,363
RTW RetailWinds, Inc.(c)	106,566	157,718
Rubicon Project, Inc. (The)(c)	57,348	487,458
Ruth’s Hospitality Group, Inc.	24,084	495,649
Scientific Games Corp.(b)(c)	98,618	2,365,846
SeaWorld Entertainment, Inc.(c)	72,999	1,928,634
Shake Shack, Inc., Class A(c)	5,882	483,971
Shiloh Industries, Inc.(c)	39,105	141,560
Shoe Carnival, Inc.(b)	19,960	662,472
Shutterstock, Inc.(c)	11,750	476,815
Sleep Number Corp.(c)	40,708	1,958,869
Sonic Automotive, Inc., Class A	133,578	4,305,219
Sportsman’s Warehouse Holdings, Inc.(c)	152,418	1,037,967
Stage Stores, Inc.	183,945	437,789
Stamps.com, Inc.(c)	5,371	453,474
Standard Motor Products, Inc.	32,987	1,727,199
Stein Mart, Inc.(c)	150,119	120,095
Steven Madden Ltd.	87,643	3,609,139
Stitch Fix, Inc., Class A(b)(c)	10,954	250,408
Stoneridge, Inc.(c)	41,322	1,276,023
Strategic Education, Inc.	8,162	1,004,171
Strattec Security Corp.	5,530	125,144
Sturm Ruger & Co., Inc.	27,053	1,237,945
Superior Group of Cos.Inc.	12,439	179,992
Superior Industries International, Inc.	220,308	572,801
Tailored Brands, Inc.(b)	227,091	1,053,702
Texas Roadhouse, Inc.	50,922	2,877,093
Tile Shop Holdings, Inc.	51,909	87,207
Tilly’s, Inc., Class A	40,267	413,139

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
TopBuild Corp.(c)	51,709	$5,374,116
Town Sports International Holdings, Inc.(c)	49,591	113,068
Unifi, Inc.(c)	46,918	1,280,861
Universal Electronics, Inc.(c)	35,696	1,860,476
Veoneer, Inc. (Sweden)(b)(c)	92,658	1,475,115
Vera Bradley, Inc.(c)	70,393	757,429
Vista Outdoor, Inc.(c)	369,339	2,474,571
Vitamin Shoppe, Inc.(c)	189,424	1,223,679
Wayfair, Inc., Class A(b)(c)	10,662	876,736
Wendy’s Co. (The)	193,145	4,090,811
Weyco Group, Inc.	12,690	313,062
William Lyon Homes, Class A(c)	136,486	2,641,004
Wingstop, Inc.	8,688	724,840
Winnebago Industries, Inc.	45,500	2,187,185
Wolverine World Wide, Inc.	88,642	2,630,895
WW International, Inc.(c)	43,345	1,511,440
ZAGG, Inc.(b)(c)	44,579	328,547
Zovio Inc.(c)	71,692	140,516
Zumiez, Inc.(c)	46,174	1,473,412

		251,779,284

Consumer Staples-3.12%
Adecoagro S.A. (Brazil)(c)	269,506	1,598,171
Amira Nature Foods Ltd. (United Arab Emirates)(c)	286,874	152,043
Andersons, Inc. (The)	78,569	1,447,241
Boston Beer Co., Inc. (The), Class A(c)	5,384	2,016,093
Calavo Growers, Inc.	13,228	1,147,264
Cal-Maine Foods, Inc.	48,379	1,929,838
Central Garden & Pet Co., Class A(c)	73,957	2,091,504
Chefs’ Warehouse, Inc. (The)(c)	30,513	1,010,743
Coca-Cola Consolidated, Inc.	6,302	1,729,017
Craft Brew Alliance, Inc.(c)	14,191	103,452
elf Beauty, Inc.(c)	30,252	508,234
Energizer Holdings, Inc.(b)	52,069	2,212,412
Farmer Brothers Co.(c)	20,347	261,052
Fresh Del Monte Produce, Inc.	91,378	2,914,958
Freshpet, Inc.(c)	4,228	220,955
Hain Celestial Group, Inc. (The)(c)	208,569	4,930,571
Hostess Brands, Inc.(c)	145,294	1,856,857
Ingles Markets, Inc., Class A	46,251	1,823,677
Inter Parfums, Inc.	10,942	847,239
J&J Snack Foods Corp.	11,237	2,143,570
John B. Sanfilippo & Son, Inc.	15,758	1,672,239
Keurig Dr Pepper, Inc.	106,499	2,999,012
Lancaster Colony Corp.	16,690	2,322,914
Limoneira Co.	9,108	172,323
Medifast, Inc.	3,623	401,936
MGP Ingredients, Inc.	5,619	240,999
National Beverage Corp.(b)	7,530	331,019
Natural Grocers by Vitamin Cottage, Inc.(c)	22,193	194,633
Natural Health Trends Corp.	16,745	113,364
Pilgrim’s Pride Corp.(c)	150,452	4,567,723
PriceSmart, Inc.	37,858	2,805,278
Primo Water Corp.(c)	16,627	201,104
Pyxus International, Inc.(b)(c)	110,372	1,260,448
Revlon, Inc., Class A(b)(c)	17,024	447,561
Seneca Foods Corp., Class A(c)	13,776	487,395
Simply Good Foods Co. (The)(c)	27,690	679,513
SpartanNash Co.	132,530	1,735,480

	Shares	Value
Consumer Staples-(continued)
Tootsie Roll Industries, Inc.(b)	12,116	$415,336
Turning Point Brands, Inc.	4,812	100,426
USANA Health Sciences, Inc.(c)	8,850	655,873
Vector Group Ltd.	318,912	3,890,726
Village Super Market, Inc., Class A	16,247	430,546
WD-40 Co.	5,938	1,112,781
Weis Markets, Inc.	27,171	1,045,812

		59,229,332

Energy-4.91%
Abraxas Petroleum Corp.(c)	169,468	49,146
Amplify Energy Corp.	53,878	390,616
Apergy Corp.(c)	95,809	2,411,513
Approach Resources, Inc.(c)	193,726	17,823
Arch Coal, Inc., Class A	24,878	1,962,625
Archrock, Inc.	270,207	2,604,796
Ardmore Shipping Corp. (Ireland)(c)	121,377	969,802
Basic Energy Services, Inc.(c)	218,899	124,772
Berry Petroleum Corp.	17,709	166,288
Bonanza Creek Energy, Inc.(c)	37,758	672,848
Cactus, Inc., Class A(c)	6,649	197,608
California Resources Corp.(b)(c)	76,679	428,636
Callon Petroleum Co.(b)(c)	306,074	1,163,081
CARBO Ceramics, Inc.(b)(c)	135,702	196,768
Carrizo Oil & Gas, Inc.(b)(c)	89,890	661,590
Centennial Resource Development, Inc., Class A(c)	191,096	649,726
Cheniere Energy, Inc.(c)	31,396	1,932,424
Clean Energy Fuels Corp.(c)	267,333	601,499
CONSOL Energy, Inc.(c)	85,253	1,127,897
Contango Oil & Gas Co.(b)(c)	73,562	183,169
Core Laboratories N.V.	48,012	2,114,449
CVR Energy, Inc.	67,046	3,179,321
Denbury Resources, Inc.(c)	1,015,724	1,013,794
DHT Holdings, Inc.	293,175	2,266,243
DMC Global, Inc.	6,856	306,737
Dorian LPG Ltd.(c)	125,384	1,561,031
Dril-Quip, Inc.(c)	75,610	3,101,522
Equitrans Midstream Corp.	183,535	2,554,807
Era Group, Inc.(c)	37,889	366,387
Exterran Corp.(c)	123,642	1,566,544
Extraction Oil & Gas, Inc.(b)(c)	381,211	648,059
Forum Energy Technologies, Inc.(c)	309,315	358,805
Frank’s International N.V.(b)(c)	157,936	773,886
FTS International, Inc.(c)	36,322	55,209
GasLog Ltd. (Monaco)	71,305	977,592
Geopark Ltd. (Colombia)(c)	31,472	574,049
Geospace Technologies Corp.(c)	25,151	366,953
Golar LNG Ltd. (Bermuda)	89,067	1,226,453
Green Plains, Inc.	239,076	2,947,807
Gulf Island Fabrication, Inc.(c)	30,971	162,288
Hallador Energy Co.	37,236	125,299
Helix Energy Solutions Group, Inc.(c)	384,555	3,303,327
HighPoint Resources Corp.(c)	216,208	229,180
Hornbeck Offshore Services, Inc.(c)	200,009	101,365
Independence Contract Drilling, Inc.(c)	57,761	51,407
International Seaways, Inc.(c)	85,425	2,147,585
ION Geophysical Corp.(c)	25,111	236,797
Jagged Peak Energy, Inc.(b)(c)	22,365	158,568
Key Energy Services, Inc.(c)	156,549	186,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Energy-(continued)
KLX Energy Services Holdings, Inc.(c)	13,487	$107,087
Kosmos Energy Ltd. (Ghana)	258,421	1,602,210
Laredo Petroleum, Inc.(c)	247,156	583,288
Liberty Oilfield Services, Inc., Class A(b)	34,448	317,266
Lonestar Resources US Inc., Class A(c)	57,780	138,672
Mammoth Energy Services, Inc.	14,740	23,584
Matador Resources Co.(c)	83,353	1,159,440
Matrix Service Co.(c)	75,192	1,410,602
Montage Resources Corp.(b)(c)	13,911	62,878
NACCO Industries, Inc., Class A	8,537	431,119
Navigator Holdings Ltd.(c)	100,361	1,082,895
Newpark Resources, Inc.(c)	171,973	1,031,838
NexTier Oilfield Solutions, Inc.(b)(c)	288,262	1,245,292
Nine Energy Service, Inc.(c)	17,624	99,576
Nordic American Tankers Ltd.	914,726	3,274,719
Oil States International, Inc.(c)	161,056	2,298,269
Overseas Shipholding Group, Inc., Class A(c)	277,924	453,016
Pacific Ethanol, Inc.(c)	354,255	195,903
Par Pacific Holdings, Inc.(c)	92,459	2,094,196
Penn Virginia Corp.(c)	7,451	177,334
ProPetro Holding Corp.(c)	33,881	262,578
Renewable Energy Group, Inc.(c)	86,088	1,406,678
REX American Resources Corp.(c)	13,143	1,063,532
RigNet, Inc.(c)	23,792	124,670
Ring Energy, Inc.(c)	63,456	105,337
RPC, Inc.(b)	95,936	397,175
SandRidge Energy, Inc.(c)	174,751	765,409
Scorpio Tankers, Inc. (Monaco)	138,743	4,413,415
SEACOR Holdings, Inc.(c)	36,449	1,564,027
SEACOR Marine Holdings, Inc.(c)	27,906	363,057
Select Energy Services, Inc., Class A(c)	49,417	375,569
Ship Finance International Ltd. (Norway)	218,073	3,155,516
SilverBow Resources, Inc.(c)	12,621	99,706
Smart Sand, Inc.(c)	70,857	165,097
Southwestern Energy Co.(c)	700,076	1,435,156
SRC Energy, Inc.(c)	413,332	1,289,596
Talos Energy, Inc.(c)	13,572	292,205
Teekay Corp. (Bermuda)	553,737	2,829,596
Teekay Tankers Ltd., Class A (Bermuda)(c)	1,184,124	2,415,613
TETRA Technologies, Inc.(c)	535,949	911,113
Tidewater, Inc.(c)	71,667	1,163,155
Unit Corp.(c)	152,525	311,151
US Silica Holdings, Inc.(b)	178,714	797,064
W&T Offshore, Inc.(c)	146,189	589,142

		93,259,642

Financials-18.17%
1st Source Corp.	20,680	1,058,402
AG Mortgage Investment Trust, Inc.	80,164	1,253,765
Allegiance Bancshares, Inc.(c)	8,316	276,590
Ambac Financial Group, Inc.(c)	191,458	3,924,889
American National Insurance Co.	17,096	2,051,178
Ameris Bancorp	48,031	2,058,128
AMERISAFE, Inc.	30,449	1,934,425
Anworth Mortgage Asset Corp.	320,105	1,094,759
Apollo Commercial Real Estate Finance, Inc.	152,768	2,795,654
Arbor Realty Trust, Inc.(b)	73,383	1,002,412
Ares Commercial Real Estate Corp.	68,304	1,058,712

	Shares	Value
Financials-(continued)
Argo Group International Holdings Ltd.	53,160	$3,289,009
Arlington Asset Investment Corp., Class A	91,991	531,708
ARMOUR Residential REIT, Inc.	48,528	811,873
Artisan Partners Asset Management, Inc., Class A	77,449	2,118,230
Ashford Inc.(c)	1,160	27,520
Atlantic Capital Bancshares, Inc.(c)	24,095	449,372
Atlantic Union Bankshares Corp.	56,737	2,091,326
Axos Financial, Inc.(c)	55,734	1,619,073
Banc of California, Inc.	77,380	1,065,523
BancFirst Corp.	17,326	1,003,002
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	83,100	1,714,353
Bancorp, Inc. (The)(c)	53,294	580,905
BancorpSouth Bank	99,325	3,046,298
Bank of Marin Bancorp	10,944	480,113
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	61,767	2,035,223
BankFinancial Corp.	15,408	198,455
Banner Corp.	33,503	1,808,492
Baycom Corp.(c)	8,114	171,530
Berkshire Hills Bancorp, Inc.	65,491	2,032,186
BGC Partners, Inc., Class A	324,456	1,687,171
Blucora, Inc.(c)	41,788	903,874
BOK Financial Corp.	38,960	3,005,764
Boston Private Financial Holdings, Inc.	150,968	1,698,390
Bridge Bancorp, Inc.	19,996	647,870
Brookline Bancorp, Inc.	105,515	1,656,586
Bryn Mawr Bank Corp.	23,458	893,984
Byline Bancorp, Inc.(c)	16,277	282,243
Cadence BanCorp	69,914	1,075,277
Cannae Holdings, Inc.(c)	111,302	3,250,018
Capitol Federal Financial, Inc.	260,985	3,724,256
Capstead Mortgage Corp.	329,226	2,544,917
Carolina Financial Corp.	13,904	527,657
Cathay General Bancorp	86,946	3,092,669
CBTX, Inc.	14,790	423,734
CenterState Bank Corp.	68,837	1,745,706
Central Pacific Financial Corp.	36,898	1,067,090
Central Valley Community Bancorp	13,962	290,828
Cherry Hill Mortgage Investment Corp.	27,303	369,137
City Holding Co.	17,374	1,378,453
Civista Bancshares, Inc.	12,065	271,221
CNA Financial Corp.	78,415	3,516,129
Cohen & Steers, Inc.	28,989	1,897,040
Columbia Banking System, Inc.	97,412	3,828,292
Columbia Financial, Inc.(c)	24,904	410,667
Community Bank System, Inc.	50,348	3,412,587
Community Trust Bancorp, Inc.	25,665	1,124,384
ConnectOne Bancorp, Inc.	35,506	862,086
Cowen, Inc., Class A(c)	73,310	1,097,451
Credit Acceptance Corp.(c)	6,157	2,695,596
Curo Group Holdings Corp.(c)	34,086	476,863
Customers Bancorp, Inc.(c)	68,456	1,614,193
CVB Financial Corp.	90,753	1,885,847
Diamond Hill Investment Group, Inc.	4,533	638,518
Dime Community Bancshares, Inc.	61,029	1,177,249
Donegal Group, Inc., Class A	12,118	178,377
Donnelley Financial Solutions, Inc.(c)	114,995	1,299,444
Dynex Capital, Inc.	52,790	853,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Financials-(continued)
Eagle Bancorp, Inc.	32,169	$1,452,109
eHealth, Inc.(c)	2,946	203,392
Elevate Credit, Inc.(c)	48,663	199,032
Ellington Residential Mortgage REIT	22,264	242,010
Employers Holdings, Inc.	41,529	1,758,338
Encore Capital Group, Inc.(b)(c)	57,337	1,903,015
Enova International, Inc.(c)	70,212	1,649,280
Enstar Group Ltd. (Bermuda)(c)	17,761	3,568,185
Entegra Financial Corp.(c)	10,507	316,261
Enterprise Financial Services Corp.	19,704	863,035
Equity Bancshares, Inc., Class A(c)	14,463	401,493
Essent Group Ltd.	72,723	3,788,141
Evercore, Inc., Class A	32,167	2,368,778
Exantas Capital Corp.	121,355	1,427,135
FactSet Research Systems, Inc.	16,793	4,257,361
FB Financial Corp.	17,662	665,328
FBL Financial Group, Inc., Class A	18,443	1,058,259
Federal Agricultural Mortgage Corp., Class C	13,984	1,184,305
FedNat Holding Co.	23,246	333,580
FGL Holdings	396,775	3,582,878
Financial Institutions, Inc.	25,507	801,685
First BanCorp	320,250	3,369,030
First Bancorp/Southern Pines NC	27,348	1,032,387
First Bancshares, Inc. (The)	7,148	235,598
First Busey Corp.	55,042	1,451,458
First Choice Bancorp	7,912	176,912
First Citizens BancShares, Inc., Class A	8,710	4,284,623
First Commonwealth Financial Corp.	127,667	1,798,828
First Defiance Financial Corp.	21,383	661,162
First Financial Bancorp	79,378	1,860,620
First Financial Bankshares, Inc.	69,432	2,310,697
First Financial Corp.	22,335	979,836
First Financial Northwest, Inc.	11,383	161,069
First Foundation, Inc.	37,747	604,330
First Internet Bancorp	13,314	302,760
First Interstate BancSystem, Inc., Class A	36,671	1,538,715
First Merchants Corp.	48,880	1,933,204
First Mid Bancshares, Inc.	11,539	402,711
First Midwest Bancorp, Inc.	129,692	2,663,874
First of Long Island Corp. (The)	30,316	710,607
FirstCash, Inc.	29,998	2,531,531
Flagstar Bancorp, Inc.	48,836	1,774,700
Flushing Financial Corp.	41,434	896,632
Focus Financial Partners, Inc., Class A(c)	6,955	152,175
Franklin Financial Network, Inc.	14,488	482,016
FS Bancorp, Inc.	3,376	193,276
GAIN Capital Holdings, Inc.(b)	71,197	300,451
German American Bancorp, Inc.	19,460	643,153
Glacier Bancorp, Inc.	79,785	3,376,501
Granite Point Mortgage Trust, Inc.	65,306	1,214,692
Great Ajax Corp.	30,941	484,227
Great Southern Bancorp, Inc.	14,262	861,710
Great Western Bancorp, Inc.	78,688	2,743,851
Green Dot Corp., Class A(c)	23,725	684,229
Greenhill & Co., Inc.	63,037	1,021,199
Greenlight Capital Re Ltd., Class A(c)	92,886	1,003,169
Guaranty Bancshares, Inc.	8,913	282,186
Hanmi Financial Corp.	53,685	1,033,436
HarborOne Bancorp, Inc.(c)	26,716	272,770

	Shares	Value
Financials-(continued)
HCI Group, Inc.	13,572	$570,703
Health Insurance Innovations, Inc., Class A(b)(c)	4,638	122,814
Heartland Financial USA, Inc.	31,059	1,452,940
Heritage Commerce Corp.	37,524	451,039
Heritage Financial Corp.	30,215	831,819
Heritage Insurance Holdings, Inc.	53,321	710,236
Hilltop Holdings, Inc.	132,676	3,099,311
Home Bancorp, Inc.	9,234	352,369
Home BancShares, Inc.	167,639	3,097,969
HomeStreet, Inc.(c)	38,294	1,149,203
Hope Bancorp, Inc.	219,560	3,133,121
Horace Mann Educators Corp.	82,934	3,612,605
Horizon Bancorp, Inc.	39,309	717,586
Houlihan Lokey, Inc.	24,757	1,170,016
Independent Bank Corp.	27,120	2,226,010
Independent Bank Corp.	17,944	403,919
Independent Bank Group, Inc.	21,364	1,142,333
Interactive Brokers Group, Inc., Class A	15,359	730,628
International Bancshares Corp.	76,486	3,132,867
INTL. FCStone, Inc.(c)	26,674	1,066,960
James River Group Holdings Ltd.	59,620	2,134,992
Kearny Financial Corp.	77,446	1,086,567
Kingstone Cos.Inc.	9,484	76,536
Kinsale Capital Group, Inc.	5,968	630,937
KKR Real Estate Finance Trust, Inc.(b)	23,611	473,401
Ladder Capital Corp.	138,020	2,383,605
Lakeland Financial Corp.	23,010	1,071,116
LCNB Corp.	13,148	237,716
LendingClub Corp.(c)	69,010	872,286
LendingTree, Inc.(b)(c)	1,365	491,195
Live Oak Bancshares, Inc.	33,930	615,830
Luther Burbank Corp.	44,983	520,453
Maiden Holdings Ltd.	562,534	323,457
MarketAxess Holdings, Inc.	7,785	2,869,473
MBIA, Inc.(c)	383,420	3,561,972
Mercantile Bank Corp.	22,747	800,922
Mercury General Corp.	61,146	2,938,677
Meridian Bancorp, Inc.	50,448	986,763
Meta Financial Group, Inc.	21,009	665,145
Metropolitan Bank Holding Corp.(c)	8,212	352,623
Midland States Bancorp, Inc.	27,084	725,851
MidWestOne Financial Group, Inc.	18,474	602,160
Moelis & Co., Class A	34,313	1,224,288
Morningstar, Inc.	9,417	1,524,047
National Bank Holdings Corp., Class A	23,293	801,279
National General Holdings Corp.	88,714	1,891,383
National Western Life Group, Inc., Class A	5,433	1,481,036
NBT Bancorp, Inc.	59,050	2,347,238
Nelnet, Inc., Class A	41,410	2,537,191
New York Mortgage Trust, Inc.	433,102	2,711,219
Nicolet Bankshares, Inc.(c)	9,337	644,066
NMI Holdings, Inc., Class A(c)	23,762	695,039
Northfield Bancorp, Inc.	63,511	1,080,322
Northrim BanCorp, Inc.	10,661	415,246
Northwest Bancshares, Inc.	159,855	2,696,754
OceanFirst Financial Corp.	33,664	805,580
Ocwen Financial Corp.(c)	951,716	1,608,400
OFG Bancorp	79,820	1,621,144
Ohio Valley Banc Corp.	4,478	164,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Financials-(continued)
Old Line Bancshares, Inc.	10,916	$319,621
Old National Bancorp	197,381	3,551,871
On Deck Capital, Inc.(c)	99,861	445,380
Opus Bank	35,180	872,112
Orchid Island Capital, Inc.	78,200	435,574
Origin Bancorp, Inc.	16,012	563,462
Oritani Financial Corp.	87,013	1,623,663
Pacific Premier Bancorp, Inc.	44,472	1,501,152
PCSB Financial Corp.	15,865	321,425
Peapack-Gladstone Financial Corp.	20,339	593,899
PennyMac Financial Services, Inc.(c)	31,556	982,338
Peoples Bancorp, Inc.	22,492	735,713
Piper Jaffray Cos.	17,590	1,381,519
PJT Partners, Inc., Class A	3,948	163,960
PRA Group, Inc.(c)	98,379	3,338,000
Preferred Bank	11,531	614,718
Provident Financial Services, Inc.	88,878	2,217,506
QCR Holdings, Inc.	12,099	490,977
RBB Bancorp	14,677	295,595
Ready Capital Corp.	42,780	677,207
Redwood Trust, Inc.	195,018	3,186,594
Regional Management Corp.(c)	25,808	746,625
Renasant Corp.	52,782	1,831,535
Republic Bancorp, Inc., Class A	13,627	605,993
RLI Corp.	52,472	5,106,575
S&T Bancorp, Inc.	43,281	1,629,746
Safety Insurance Group, Inc.	22,865	2,222,478
Sandy Spring Bancorp, Inc.	39,331	1,356,920
Seacoast Banking Corp. of Florida(c)	35,417	991,676
ServisFirst Bancshares, Inc.	28,819	1,008,665
Sierra Bancorp	15,551	423,609
Simmons First National Corp., Class A	104,682	2,503,993
SmartFinancial, Inc.(c)	11,932	251,169
South State Corp.	47,915	3,778,577
Southern First Bancshares, Inc.(c)	7,109	286,564
Southern National Bancorp of Virginia, Inc.	23,012	364,510
Southside Bancshares, Inc.	40,972	1,411,485
State Auto Financial Corp.	22,565	746,676
Stewart Information Services Corp.	55,460	2,269,423
Stock Yards Bancorp, Inc.	22,048	880,597
TFS Financial Corp.	36,651	705,898
Third Point Reinsurance Ltd. (Bermuda)(c)	188,409	1,788,001
Towne Bank	66,834	1,877,367
TPG RE Finance Trust, Inc.	64,114	1,297,026
TriCo Bancshares	20,631	776,345
TriState Capital Holdings, Inc.(c)	27,003	624,309
Triumph Bancorp, Inc.(c)	20,458	663,862
TrustCo Bank Corp. NY	156,123	1,348,903
Trustmark Corp.	105,017	3,604,183
United Community Banks, Inc.	75,032	2,266,717
United Financial Bancorp, Inc.	81,764	1,154,508
United Fire Group, Inc.	33,581	1,528,607
United Insurance Holdings Corp.	26,415	323,848
Universal Insurance Holdings, Inc.	38,429	1,041,810
Univest Financial Corp.	42,756	1,100,967
Veritex Holdings, Inc.	10,168	250,336
Virtus Investment Partners, Inc.	12,315	1,335,931
Walker & Dunlop, Inc.	40,893	2,575,850
Washington Trust Bancorp, Inc.	19,994	1,021,493
WesBanco, Inc.	57,785	2,172,138

	Shares	Value
Financials-(continued)
Westamerica Bancorp	26,844	$1,772,241
Western Asset Mortgage Capital Corp.	161,621	1,622,675
Westwood Holdings Group, Inc.	15,038	454,599
WisdomTree Investments, Inc.	151,879	776,102
World Acceptance Corp.(c)	12,855	1,334,478
WSFS Financial Corp.	30,116	1,269,992

		344,803,851

Health Care-8.36%
ABIOMED, Inc.(c)	3,639	755,384
ACADIA Pharmaceuticals, Inc.(c)	11,079	469,860
Acceleron Pharma, Inc.(c)	7,148	320,731
Accuray, Inc.(c)	67,308	175,001
Achillion Pharmaceuticals, Inc.(c)	157,730	1,011,049
Aclaris Therapeutics, Inc.(b)(c)	27,597	48,295
Acorda Therapeutics, Inc.(c)	59,212	97,700
Addus HomeCare Corp.(c)	6,250	526,312
Aduro Biotech, Inc.(c)	55,093	62,806
Adverum Biotechnologies, Inc.(c)	44,594	324,198
Agios Pharmaceuticals, Inc.(b)(c)	6,504	195,640
Akorn, Inc.(c)	438,022	2,185,730
Align Technology, Inc.(c)	12,879	3,249,243
Alkermes PLC(c)	57,375	1,120,534
Allscripts Healthcare Solutions, Inc.(c)	268,858	2,941,307
Alnylam Pharmaceuticals, Inc.(c)	20,156	1,748,331
AMAG Pharmaceuticals, Inc.(b)(c)	85,234	827,196
Amedisys, Inc.(c)	11,347	1,458,316
American Renal Associates Holdings, Inc.(c)	34,156	284,178
Amicus Therapeutics, Inc.(c)	33,191	279,800
AMN Healthcare Services, Inc.(c)	46,165	2,712,655
Amneal Pharmaceuticals, Inc.(c)	46,182	142,241
Amphastar Pharmaceuticals, Inc.(c)	19,323	373,224
AnaptysBio, Inc.(c)	3,859	145,561
AngioDynamics, Inc.(c)	42,691	653,172
ANI Pharmaceuticals, Inc.(c)	4,639	362,352
Anika Therapeutics, Inc.(c)	15,805	1,112,514
Arena Pharmaceuticals, Inc.(c)	5,254	255,949
Assertio Therapeutics, Inc.(c)	195,904	154,784
Atara Biotherapeutics, Inc.(c)	4,259	46,508
AtriCure, Inc.(c)	7,859	208,971
Atrion Corp.	541	456,296
Avanos Medical, Inc.(c)	50,354	2,217,590
Bio-Techne Corp.	13,596	2,830,279
BioTelemetry, Inc.(c)	6,501	255,879
Bluebird Bio, Inc.(c)	13,121	1,062,801
Blueprint Medicines Corp.(c)	8,253	568,137
Bruker Corp.	45,339	2,017,585
Cambrex Corp.(c)	40,892	2,442,479
Cantel Medical Corp.	13,975	1,018,638
Capital Senior Living Corp.(c)	89,182	366,538
Cardiovascular Systems, Inc.(c)	7,296	324,818
Celldex Therapeutics, Inc.(b)(c)	39,942	89,470
Chemed Corp.	7,570	2,981,899
Chimerix, Inc.(c)	103,761	148,378
Clovis Oncology, Inc.(b)(c)	14,129	44,789
Computer Programs & Systems, Inc.	19,516	450,234
Concert Pharmaceuticals, Inc.(c)	17,003	105,929
CONMED Corp.	22,159	2,437,933
Corcept Therapeutics, Inc.(c)	18,119	264,356
CorVel Corp.(c)	6,567	519,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Health Care-(continued)
Cross Country Healthcare, Inc.(c)	91,035	$984,088
CryoLife, Inc.(c)	15,002	336,795
Cutera, Inc.(c)	9,389	295,753
DexCom, Inc.(c)	5,402	833,204
Diplomat Pharmacy, Inc.(c)	205,834	1,119,737
Dynavax Technologies Corp.(b)(c)	19,406	98,777
Eagle Pharmaceuticals, Inc.(c)	6,290	394,383
Editas Medicine, Inc.(c)	10,719	223,384
Elanco Animal Health, Inc.(c)	17,146	463,285
Emergent BioSolutions, Inc.(c)	27,678	1,582,074
Enanta Pharmaceuticals, Inc.(c)	4,994	304,035
Endo International PLC(c)	284,366	1,305,240
Endologix, Inc.(b)(c)	37,689	92,338
Ensign Group, Inc. (The)	32,170	1,359,182
Enzo Biochem, Inc.(c)	54,518	172,277
Epizyme, Inc.(c)	15,627	179,867
Esperion Therapeutics, Inc.(c)	4,812	191,373
Evolent Health, Inc., Class A(c)	59,611	454,236
Exact Sciences Corp.(c)	6,836	594,732
Exelixis, Inc.(c)	18,538	286,412
FibroGen, Inc.(c)	10,800	422,820
Five Prime Therapeutics, Inc.(c)	28,863	114,009
Flexion Therapeutics, Inc.(b)(c)	16,649	285,863
FONAR Corp.(c)	8,738	177,644
Genesis Healthcare, Inc.(c)	171,116	219,028
Genomic Health, Inc.(c)	3,060	204,041
Glaukos Corp.(b)(c)	2,862	182,681
Global Blood Therapeutics, Inc.(c)	5,776	276,959
Globus Medical, Inc., Class A(c)	36,699	1,921,927
Haemonetics Corp.(c)	23,714	2,862,991
Halozyme Therapeutics, Inc.(c)	16,971	259,996
HealthEquity, Inc.(c)	7,549	428,708
HealthStream, Inc.(c)	18,249	512,067
Heska Corp.(c)	2,295	185,941
HMS Holdings Corp.(c)	49,136	1,606,256
Horizon Therapeutics PLC(c)	75,862	2,193,170
ICU Medical, Inc.(c)	6,668	1,077,615
IDEXX Laboratories, Inc.(c)	15,789	4,500,023
Incyte Corp.(c)	25,914	2,174,703
Innoviva, Inc.(c)	30,811	358,024
Inogen, Inc.(c)	2,941	160,093
Inovio Pharmaceuticals, Inc.(b)(c)	42,367	90,242
Insmed, Inc.(c)	14,078	261,710
Insulet Corp.(c)	4,800	697,536
Integer Holdings Corp.(c)	29,684	2,298,729
Integra LifeSciences Holdings Corp.(c)	39,274	2,280,248
Intellia Therapeutics, Inc.(b)(c)	18,108	226,078
Intersect ENT, Inc.(c)	4,995	89,011
Intra-Cellular Therapies, Inc.(c)	28,019	259,176
Intrexon Corp.(b)(c)	44,719	227,173
Invacare Corp.	107,032	826,287
Ionis Pharmaceuticals, Inc.(c)	9,055	504,545
Lannett Co., Inc.(c)	126,961	1,509,566
Lantheus Holdings, Inc.(c)	27,594	575,335
LeMaitre Vascular, Inc.	7,952	275,139
LHC Group, Inc.(c)	12,610	1,399,332
Ligand Pharmaceuticals, Inc.(c)	5,741	624,678
LivaNova PLC(c)	29,905	2,115,181
Luminex Corp.	31,083	637,046
MacroGenics, Inc.(c)	16,435	139,697

	Shares	Value
Health Care-(continued)
Masimo Corp.(c)	15,514	$2,261,786
Medicines Co. (The)(b)(c)	11,948	627,151
Medpace Holdings, Inc.(c)	11,306	832,461
Meridian Bioscience, Inc.	61,633	603,387
Merit Medical Systems, Inc.(c)	24,904	514,392
Merrimack Pharmaceuticals, Inc.	51,387	202,979
Mesa Laboratories, Inc.	924	210,441
Momenta Pharmaceuticals, Inc.(c)	26,531	410,700
MyoKardia, Inc.(c)	5,307	304,250
Myriad Genetics, Inc.(c)	71,480	2,406,732
National Research Corp.	9,435	541,852
Natus Medical, Inc.(c)	39,604	1,333,863
Nektar Therapeutics(c)	5,980	102,407
Neogen Corp.(c)	19,843	1,290,986
NeoGenomics, Inc.(c)	11,248	257,917
Neurocrine Biosciences, Inc.(c)	4,999	497,351
Nevro Corp.(c)	7,400	637,880
NewLink Genetics Corp.(c)	106,201	157,177
NextGen Healthcare, Inc.(c)	62,343	1,053,908
NuVasive, Inc.(c)	41,010	2,892,845
Omnicell, Inc.(c)	15,814	1,113,147
OPKO Health, Inc.(b)(c)	507,575	720,756
Option Care Health, Inc.(c)	190,927	675,882
OraSure Technologies, Inc.(c)	38,532	329,063
Orthofix Medical, Inc.(c)	11,755	494,063
Pacira BioSciences, Inc.(c)	11,239	455,067
PDL BioPharma, Inc.(c)	864,763	2,438,632
Pennant Group, Inc. (The)(c)	16,085	289,369
Penumbra, Inc.(c)	3,414	532,482
PetIQ, Inc.(c)	5,421	134,007
Phibro Animal Health Corp., Class A	20,136	482,459
Portola Pharmaceuticals, Inc.(c)	12,113	350,187
PRA Health Sciences, Inc.(c)	25,397	2,481,541
Premier, Inc., Class A(c)	45,631	1,486,658
Prestige Consumer Healthcare Inc.(c)	110,409	3,915,103
Prothena Corp. PLC (Ireland)(c)	33,799	307,571
Providence Service Corp. (The)(c)	22,419	1,431,902
PTC Therapeutics, Inc.(c)	5,953	243,418
Quidel Corp.(c)	7,103	404,161
Quorum Health Corp.(b)(c)	160,514	178,171
R1 RCM, Inc.(c)	53,397	567,610
Radius Health, Inc.(c)	12,543	356,723
RadNet, Inc.(c)	74,630	1,165,721
REGENXBIO, Inc.(c)	3,662	130,697
Repligen Corp.(c)	12,768	1,014,928
Retrophin, Inc.(c)	17,354	208,248
Revance Therapeutics, Inc.(c)	11,988	187,732
Sage Therapeutics, Inc.(c)	3,066	415,903
Sangamo Therapeutics, Inc.(c)	25,400	229,870
Sarepta Therapeutics, Inc.(c)	5,897	489,805
SeaSpine Holdings Corp.(c)	10,618	146,953
Seattle Genetics, Inc.(c)	10,212	1,096,769
Sorrento Therapeutics, Inc.(b)(c)	94,963	144,344
Spark Therapeutics, Inc.(c)	9,482	1,035,150
Spectrum Pharmaceuticals, Inc.(c)	39,970	310,167
Supernus Pharmaceuticals, Inc.(c)	13,360	371,274
Surgery Partners, Inc.(b)(c)	64,018	508,943
Surmodics, Inc.(c)	4,582	217,691
Syneos Health, Inc.(c)	58,787	2,948,168
Tabula Rasa HealthCare, Inc.(b)(c)	3,614	184,097

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Health Care-(continued)
Tactile Systems Technology, Inc.(c)	2,069	$93,974
Taro Pharmaceutical Industries Ltd.	13,793	1,115,026
Teladoc Health, Inc.(b)(c)	9,222	706,405
Tivity Health, Inc.(c)	69,286	1,123,126
TransEnterix, Inc.(c)	52,501	11,981
Triple-S Management Corp., Class B(c)	124,791	1,888,088
Ultragenyx Pharmaceutical, Inc.(b)(c)	6,726	269,982
US Physical Therapy, Inc.	6,123	866,221
Utah Medical Products, Inc.	2,356	241,419
Vanda Pharmaceuticals, Inc.(c)	10,145	137,059
Varex Imaging Corp.(c)	53,851	1,616,069
Veeva Systems, Inc., Class A(c)	13,157	1,866,057
Vertex Pharmaceuticals, Inc.(c)	18,183	3,554,413
Vocera Communications, Inc.(c)	6,650	132,468
West Pharmaceutical Services, Inc.	35,682	5,132,499
Wright Medical Group N.V.(c)	31,563	656,510
Xencor, Inc.(c)	7,373	252,230
Zogenix, Inc.(b)(c)	6,365	284,197

		158,568,212

Industrials-19.88%
AAON, Inc.	18,244	887,753
AAR Corp.	60,616	2,530,718
ACCO Brands Corp.	365,566	3,344,929
Actuant Corp., Class A	68,642	1,700,262
ADT, Inc.(b)	157,020	1,215,335
Advanced Disposal Services, Inc.(c)	115,429	3,783,763
Advanced Drainage Systems, Inc.	46,777	1,731,685
Aegion Corp.(c)	92,100	1,995,807
Aerojet Rocketdyne Holdings, Inc.(c)	47,584	2,057,056
AeroVironment, Inc.(c)	7,987	463,086
Air Transport Services Group, Inc.(c)	78,470	1,640,808
Aircastle Ltd.	170,558	4,642,589
Alamo Group, Inc.	12,178	1,303,777
Alaska Air Group, Inc.	53,946	3,745,471
Albany International Corp.	22,091	1,855,202
Allegiant Travel Co.	6,424	1,074,928
Allied Motion Technologies, Inc.	5,308	200,961
Altra Industrial Motion Corp.	42,113	1,297,080
AMERCO	9,436	3,821,957
Ameresco, Inc., Class A(c)	28,710	423,185
American Woodmark Corp.(c)	21,529	2,134,816
Apogee Enterprises, Inc.	48,421	1,817,724
Applied Industrial Technologies, Inc.	62,997	3,769,740
ARC Document Solutions, Inc.(c)	163,551	222,429
ArcBest Corp.	72,319	2,089,296
Argan, Inc.	22,602	855,486
Armstrong Flooring, Inc.(c)	97,506	598,687
Armstrong World Industries, Inc.	38,185	3,571,443
Arotech Corp.(c)	48,416	143,796
ASGN, Inc.(c)	56,415	3,587,430
Astec Industries, Inc.	45,079	1,581,822
Astronics Corp.(c)	24,416	706,599
Atento S.A. (Spain)(b)(c)	99,295	297,885
Atkore International Group, Inc.(c)	80,354	2,788,284
Atlas Air Worldwide Holdings, Inc.(c)	23,019	504,807
Axon Enterprise, Inc.(c)	9,192	469,987
AZZ, Inc.	38,858	1,507,302
Babcock & Wilcox Enterprises, Inc.(b)(c)	44,823	205,738
Barnes Group, Inc.	49,565	2,897,074

	Shares	Value
Industrials-(continued)
Barrett Business Services, Inc.	9,365	$821,591
BG Staffing, Inc.	9,244	176,838
Blue Bird Corp.(c)	17,798	347,773
BlueLinx Holdings, Inc.(b)(c)	54,000	1,688,040
BMC Stock Holdings, Inc.(c)	165,579	4,468,977
Brady Corp., Class A	48,308	2,721,673
Briggs & Stratton Corp.	183,189	1,350,103
BrightView Holdings, Inc.(c)	44,704	795,731
Brink’s Co. (The)	47,515	4,036,874
BWX Technologies, Inc.	61,394	3,566,991
Caesarstone Ltd.	45,787	773,342
CAI International, Inc.(c)	50,950	1,211,081
Casella Waste Systems, Inc., Class A(c)	20,764	905,103
CBIZ, Inc.(c)	72,311	1,979,152
CECO Environmental Corp.(c)	53,669	368,169
Chart Industries, Inc.(c)	24,135	1,415,035
China Yuchai International Ltd. (China)	46,317	641,490
Cimpress N.V. (Netherlands)(c)	18,841	2,489,273
CIRCOR International, Inc.(c)	33,270	1,273,908
Civeo Corp.(c)	371,481	393,770
Columbus McKinnon Corp.	27,771	1,041,968
Comfort Systems USA, Inc.	36,270	1,828,371
Commercial Vehicle Group, Inc.(c)	103,884	757,314
Continental Building Products, Inc.(c)	48,740	1,457,813
Copa Holdings S.A., Class A (Panama)	15,621	1,589,281
Copart, Inc.(c)	69,545	5,747,199
Cornerstone Building Brands, Inc.(c)	90,664	566,650
Corporacion America Airports S.A. (Argentina)(c)	85,187	337,340
Costamare, Inc. (Monaco)	305,970	2,404,924
Covenant Transportation Group, Inc., Class A(c)	37,027	569,105
CRA International, Inc.	13,256	652,858
CSW Industrials, Inc.	14,120	977,386
Cubic Corp.	24,971	1,841,362
Daseke, Inc.(b)(c)	253,021	680,626
Diana Shipping, Inc. (Greece)(c)	182,573	670,043
Douglas Dynamics, Inc.	31,008	1,452,105
Ducommun, Inc.(c)	22,379	1,109,551
DXP Enterprises, Inc.(c)	41,329	1,426,677
Eagle Bulk Shipping, Inc.(c)	83,073	360,537
Echo Global Logistics, Inc.(c)	71,301	1,419,603
Encore Wire Corp.	28,009	1,574,106
Ennis, Inc.	52,335	1,025,243
EnPro Industries, Inc.	28,193	1,960,823
ESCO Technologies, Inc.	20,122	1,700,108
Evoqua Water Technologies Corp.(c)	89,541	1,555,327
Exponent, Inc.	18,537	1,177,656
Federal Signal Corp.	63,099	2,046,932
Forrester Research, Inc.	7,739	266,841
Forward Air Corp.	25,523	1,765,426
Foundation Building Materials, Inc.(c)	64,759	1,203,870
Franklin Covey Co.(c)	9,454	361,143
Franklin Electric Co., Inc.	40,558	2,184,048
FreightCar America, Inc.(b)(c)	72,744	242,965
FTI Consulting, Inc.(c)	51,830	5,642,732
FuelCell Energy, Inc.(c)	25,724	6,130
Gardner Denver Holdings, Inc.(c)	103,196	3,284,729
Gates Industrial Corp. PLC(b)(c)	54,375	543,750
Genco Shipping & Trading Ltd.(c)	33,302	329,024

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Industrials-(continued)
Generac Holdings, Inc.(c)	71,400	$6,895,812
General Finance Corp.(c)	22,803	223,013
Gibraltar Industries, Inc.(c)	43,161	2,297,460
GMS, Inc.(c)	106,975	3,204,971
Gorman-Rupp Co. (The)	17,605	650,329
GP Strategies Corp.(c)	35,887	398,346
GrafTech International Ltd.	18,541	223,975
Graham Corp.	10,007	226,759
Granite Construction, Inc.	64,904	1,527,840
Greenbrier Cos., Inc. (The)	83,304	2,439,974
Griffon Corp.	93,086	1,983,663
H&E Equipment Services, Inc.	76,700	2,603,198
Harsco Corp.(c)	135,706	2,750,761
Hawaiian Holdings, Inc.	41,438	1,185,541
HC2 Holdings, Inc.(b)(c)	282,684	667,134
Healthcare Services Group, Inc.(b)	64,236	1,564,789
Heartland Express, Inc.	48,298	1,009,428
HEICO Corp.	12,621	1,556,674
HEICO Corp., Class A	24,574	2,341,165
Heidrick & Struggles International, Inc.	23,002	654,637
Helios Technologies, Inc.	23,975	950,129
Herc Holdings, Inc.(c)	53,645	2,374,328
Heritage-Crystal Clean, Inc.(c)	15,670	415,882
Herman Miller, Inc.	90,208	4,194,672
Hillenbrand, Inc.	78,742	2,424,466
HNI Corp.	82,545	3,136,710
Hudson Technologies, Inc.(b)(c)	176,405	111,082
Huron Consulting Group, Inc.(c)	31,136	2,059,335
Hyster-Yale Materials Handling, Inc.	25,829	1,310,047
ICF International, Inc.	27,039	2,316,972
InnerWorkings, Inc.(c)	154,633	749,970
Insperity, Inc.	19,728	2,083,869
Insteel Industries, Inc.	34,451	656,981
Interface, Inc.	92,582	1,539,639
JELD-WEN Holding, Inc.(c)	175,068	2,991,912
John Bean Technologies Corp.	20,111	2,066,807
Kadant, Inc.	9,574	869,319
Kaman Corp.	33,386	1,958,757
Kelly Services, Inc., Class A	81,226	1,950,236
Kforce, Inc.	30,466	1,246,364
Kimball International, Inc., Class B	56,092	1,142,033
Knoll, Inc.	85,771	2,293,517
Korn Ferry	54,744	2,008,557
Kornit Digital Ltd. (Israel)(c)	8,047	273,518
Kratos Defense & Security Solutions, Inc.(c)	70,494	1,330,927
Lawson Products, Inc.(c)	7,160	329,002
LB Foster Co., Class A(c)	22,995	418,509
Lindsay Corp.	12,139	1,146,043
LSC Communications, Inc.	317,825	309,879
LSI Industries, Inc.	52,918	274,644
Lydall, Inc.(c)	42,868	838,927
Manitex International, Inc.(c)	32,263	179,382
Manitowoc Co., Inc. (The)(c)	68,176	869,926
Marten Transport Ltd.	53,112	1,150,406
Masonite International Corp.(c)	54,273	3,332,905
Matson, Inc.	19,408	740,997
Matthews International Corp., Class A	55,036	2,035,231
McGrath RentCorp.	33,948	2,590,572
Mercury Systems, Inc.(c)	17,667	1,301,351
Mesa Air Group, Inc.(c)	59,581	454,007

	Shares	Value
Industrials-(continued)
Milacron Holdings Corp.(c)	157,830	$2,638,918
Mistras Group, Inc.(c)	43,648	676,544
Mobile Mini, Inc.	57,350	2,157,507
MSA Safety, Inc.	24,950	2,995,746
Mueller Water Products, Inc., Class A	174,575	2,042,527
MYR Group, Inc.(c)	43,922	1,511,356
National Presto Industries, Inc.	6,992	601,941
NN, Inc.	104,365	753,515
Northwest Pipe Co.(c)	17,842	544,181
NV5 Global, Inc.(c)	4,183	302,975
Orion Group Holdings, Inc.(c)	135,124	662,108
PAM Transportation Services, Inc.(c)	5,399	309,363
Park Aerospace Corp.	51,808	880,218
Park-Ohio Holdings Corp.	19,339	594,868
Patrick Industries, Inc.(c)	36,014	1,779,452
Performance Shipping Inc. (Greece)(c)	327,508	322,988
PGT Innovations, Inc.(c)	43,077	760,740
PICO Holdings, Inc.(c)	30,560	329,437
Powell Industries, Inc.	20,838	816,016
Preformed Line Products Co.	6,196	338,302
Primoris Services Corp.	94,840	1,938,530
Proto Labs, Inc.(c)	10,523	1,020,415
Quad/Graphics, Inc.	220,229	997,637
Quanex Building Products Corp.	69,885	1,348,082
Raven Industries, Inc.	24,485	854,037
RBC Bearings, Inc.(c)	11,435	1,834,631
Resources Connection, Inc.	53,358	781,695
REV Group, Inc.	96,753	1,203,607
Roadrunner Transportation Systems, Inc.(b)(c)	11,394	128,069
Rollins, Inc.	50,302	1,917,009
RR Donnelley & Sons Co.	589,824	2,571,633
Safe Bulkers, Inc. (Greece)(c)	265,641	432,995
Saia, Inc.(c)	34,596	3,085,963
Schneider National, Inc., Class B	72,926	1,667,818
Scorpio Bulkers, Inc.	125,992	818,948
Seaspan Corp. (Hong Kong)	305,923	3,316,205
Simpson Manufacturing Co., Inc.	34,514	2,852,237
SiteOne Landscape Supply, Inc.(b)(c)	35,907	3,161,970
SkyWest, Inc.	23,933	1,425,210
SP Plus Corp.(c)	55,187	2,437,610
Spartan Motors, Inc.	66,778	1,166,612
Spirit Airlines, Inc.(c)	23,997	901,327
SPX Corp.(c)	39,080	1,779,703
SPX FLOW, Inc.(c)	104,408	4,727,594
Standex International Corp.	15,166	1,149,279
Star Bulk Carriers Corp. (Greece)(c)	48,489	516,408
Steelcase, Inc., Class A	185,130	3,234,221
Sterling Construction Co. Inc.(c)	50,930	827,358
Sunrun, Inc.(c)	68,324	1,061,755
Systemax, Inc.	20,878	451,800
Team, Inc.(b)(c)	99,628	1,809,244
Tennant Co.	21,778	1,686,271
Tetra Tech, Inc.	47,630	4,166,196
Textainer Group Holdings Ltd. (China)(c)	96,638	1,000,203
Thermon Group Holdings, Inc.(c)	34,809	829,498
Titan International, Inc.	214,625	573,049
Titan Machinery, Inc.(c)	83,733	1,389,968
TPI Composites, Inc.(c)	10,650	218,644
Trex Co., Inc.(c)	15,151	1,331,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Industrials-(continued)
TriMas Corp.(c)	55,185	$1,783,579
TriNet Group, Inc.(c)	27,204	1,441,540
Triton International Ltd. (Bermuda)	102,297	3,754,300
Triumph Group, Inc.	124,243	2,580,527
TrueBlue, Inc.(c)	127,526	2,920,345
Twin Disc, Inc.(c)	13,492	145,174
UniFirst Corp.	16,638	3,341,576
Universal Forest Products, Inc.	108,940	5,486,218
Universal Logistics Holdings, Inc.	16,545	311,956
US Ecology, Inc.	18,172	1,130,844
US Xpress Enterprises, Inc., Class A(c)	70,343	365,080
USA Truck, Inc.(c)	34,195	271,166
Vectrus, Inc.(c)	44,565	2,037,066
Veritiv Corp.(c)	81,314	1,109,123
Viad Corp.	32,782	2,000,358
Vivint Solar, Inc.(b)(c)	48,284	338,471
VSE Corp.	21,790	837,172
Wabash National Corp.	156,643	2,233,729
Watts Water Technologies, Inc., Class A	25,332	2,362,209
Welbilt, Inc.(c)	156,322	2,963,865
Werner Enterprises, Inc.	73,984	2,700,416
Wesco Aircraft Holdings, Inc.(c)	139,993	1,542,723
Willdan Group, Inc.(c)	6,096	184,709
Willis Lease Finance Corp.(c)	4,955	270,097
Woodward, Inc.	37,357	3,984,498

		377,216,951

Information Technology-13.76%
2U, Inc.(b)(c)	7,518	134,760
3D Systems Corp.(c)	79,954	758,763
8x8, Inc.(c)	19,666	379,947
A10 Networks, Inc.(c)	27,221	202,252
Acacia Communications, Inc.(c)	16,339	1,072,819
ACI Worldwide, Inc.(c)	91,353	2,867,571
ADTRAN, Inc.	91,707	807,939
Advanced Energy Industries, Inc.(c)	30,630	1,810,233
Alarm.com Holdings, Inc.(c)	4,466	220,620
Alpha & Omega Semiconductor Ltd.(c)	49,714	649,265
Ambarella, Inc.(c)	25,116	1,321,855
American Software, Inc., Class A	34,329	556,473
Amkor Technology, Inc.(c)	380,416	4,728,571
Applied Optoelectronics, Inc.(b)(c)	44,084	412,626
Arista Networks, Inc.(c)	10,887	2,662,634
Aspen Technology, Inc.(c)	11,884	1,367,967
Atlassian Corp. PLC, Class A(c)	4,529	547,058
Autodesk, Inc.(c)	12,074	1,779,225
Avid Technology, Inc.(c)	82,812	559,395
AVX Corp.	70,669	1,082,649
Axcelis Technologies, Inc.(c)	29,765	570,595
AXT, Inc.(c)	61,385	191,521
Badger Meter, Inc.	14,718	850,700
Bel Fuse, Inc., Class B	15,324	225,416
Blackbaud, Inc.	19,161	1,608,566
Blackline, Inc.(c)	5,116	239,122
Bottomline Technologies (DE), Inc.(c)	13,871	568,017
Box, Inc., Class A(c)	8,591	145,360
Brightcove, Inc.(c)	20,345	193,481
Brooks Automation, Inc.	43,042	1,827,994
Cabot Microelectronics Corp.	12,903	1,949,901
CalAmp Corp.(c)	39,560	443,863

	Shares	Value
Information Technology-(continued)
Calix, Inc.(c)	50,613	$387,189
Carbonite, Inc.(c)	7,380	126,715
Cardtronics PLC, Class A(c)	74,149	2,540,345
Casa Systems, Inc.(c)	23,925	160,776
Cass Information Systems, Inc.	10,579	606,282
Ceragon Networks Ltd. (Israel)(c)	85,593	255,067
Ceridian HCM Holding, Inc.(c)	10,330	498,422
CEVA, Inc.(c)	12,331	335,650
ChannelAdvisor Corp.(c)	12,004	112,958
Cirrus Logic, Inc.(c)	88,955	6,045,382
Cision Ltd.(c)	35,569	358,180
Cloudera, Inc.(b)(c)	28,841	244,572
Cognex Corp.	40,321	2,076,128
Coherent, Inc.(c)	23,754	3,537,446
Cohu, Inc.	30,250	502,755
CommVault Systems, Inc.(c)	14,019	696,324
Comtech Telecommunications Corp.	43,575	1,522,946
Cornerstone OnDemand, Inc.(c)	4,679	274,049
Coupa Software, Inc.(c)	3,354	461,141
CSG Systems International, Inc.	41,322	2,381,800
CTS Corp.	25,429	678,446
CyberArk Software Ltd.(c)	6,185	628,272
Daktronics, Inc.	89,951	617,064
Digi International, Inc.(c)	41,268	595,085
Diodes, Inc.(c)	45,235	2,110,213
Dolby Laboratories, Inc., Class A	38,941	2,505,075
DSP Group, Inc.(c)	19,060	284,185
Eastman Kodak Co.(b)(c)	203,089	542,248
Ebix, Inc.(b)	14,297	609,481
EMCORE Corp.(c)	67,884	201,615
Endurance International Group Holdings, Inc.(c)	100,558	394,187
Enphase Energy, Inc.(b)(c)	25,577	496,961
Entegris, Inc.	66,965	3,214,320
Envestnet, Inc.(c)	19,529	1,220,367
EPAM Systems, Inc.(c)	15,483	2,724,389
ePlus, Inc.(c)	20,288	1,585,101
EVERTEC, Inc.	42,517	1,300,595
Evo Payments, Inc., Class A(c)	6,747	191,817
ExlService Holdings, Inc.(c)	24,960	1,737,965
Extreme Networks, Inc.(c)	68,083	438,455
Fabrinet (Thailand)(c)	34,582	1,944,546
Fair Isaac Corp.(c)	6,704	2,038,284
FARO Technologies, Inc.(c)	16,380	780,998
FireEye, Inc.(c)	75,530	1,196,395
Fitbit, Inc., Class A(b)(c)	321,727	1,988,273
Five9, Inc.(c)	2,818	156,427
FormFactor, Inc.(c)	55,093	1,202,680
Fortinet, Inc.(c)	20,162	1,644,413
Genpact Ltd.	102,710	4,023,151
Globant S.A. (Argentina)(c)	8,565	798,772
GoDaddy, Inc., Class A(c)	33,901	2,204,582
GTT Communications, Inc.(b)(c)	23,551	177,339
Guidewire Software, Inc.(c)	16,087	1,813,648
Hackett Group, Inc. (The)	19,131	323,505
Harmonic, Inc.(c)	97,887	761,561
HubSpot, Inc.(c)	2,187	339,204
Ichor Holdings Ltd.(c)	34,257	997,221
II-VI, Inc.(c)	91,953	3,048,242
Impinj, Inc.(c)	8,238	270,989

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Information Technology-(continued)
Infinera Corp.(c)	251,044	$1,403,336
Inphi Corp.(c)	17,035	1,224,476
InterDigital, Inc.	33,697	1,807,170
Internap Corp.(b)(c)	70,682	168,223
InterXion Holding N.V. (Netherlands)(c)	32,844	2,897,498
IPG Photonics Corp.(c)	21,963	2,949,192
Itron, Inc.(c)	43,384	3,308,464
j2 Global, Inc.	40,524	3,848,159
KEMET Corp.	83,891	1,823,790
Knowles Corp.(c)	170,331	3,675,743
Kulicke & Soffa Industries, Inc. (Singapore)	86,157	2,045,798
Lattice Semiconductor Corp.(c)	57,214	1,120,822
Limelight Networks, Inc.(c)	92,704	391,211
Littelfuse, Inc.	13,163	2,311,028
LivePerson, Inc.(c)	11,993	492,313
LiveRamp Holdings, Inc.(c)	38,274	1,496,131
LogMeIn, Inc.	39,121	2,569,467
Lumentum Holdings, Inc.(c)	36,928	2,313,908
MACOM Technology Solutions Holdings, Inc.(c)	62,121	1,412,632
MagnaChip Semiconductor Corp. (South Korea)(c)	78,533	1,002,866
Manhattan Associates, Inc.(c)	26,578	1,992,021
ManTech International Corp., Class A	36,512	2,891,020
MAXIMUS, Inc.	45,568	3,496,888
MaxLinear, Inc.(c)	29,563	560,514
Mellanox Technologies Ltd.(c)	17,742	1,999,523
Methode Electronics, Inc.	61,764	2,124,682
MicroStrategy, Inc., Class A(c)	10,047	1,539,703
MKS Instruments, Inc.	41,280	4,467,322
MoneyGram International, Inc.(b)(c)	323,454	1,280,878
Monolithic Power Systems, Inc.	9,490	1,422,741
MTS Systems Corp.	27,251	1,539,136
National Instruments Corp.	77,655	3,214,140
NeoPhotonics Corp.(c)	50,559	332,678
Net 1 UEPS Technologies, Inc. (South Africa)(c)	217,395	636,967
NETGEAR, Inc.(c)	44,184	1,200,479
NetScout Systems, Inc.(c)	126,452	3,062,667
New Relic, Inc.(c)	2,789	178,663
NIC, Inc.	62,052	1,459,463
Novanta, Inc.(c)	11,794	1,050,256
Nutanix, Inc., Class A(c)	7,389	215,907
NVE Corp.	2,996	186,501
Okta, Inc.(c)	2,921	318,593
OneSpan, Inc.(c)	27,004	505,245
Onto Innovation, Inc.(c)	42,655	1,373,491
OSI Systems, Inc.(c)	20,318	2,016,358
Pagseguro Digital Ltd., Class A (Brazil)(c)	23,013	853,322
Palo Alto Networks, Inc.(c)	7,031	1,598,779
PAR Technology Corp.(b)(c)	7,464	187,048
Paycom Software, Inc.(c)	2,713	573,881
Paylocity Holding Corp.(c)	2,162	221,821
PC Connection, Inc.	27,316	1,334,113
PDF Solutions, Inc.(c)	28,433	459,477
Pegasystems, Inc.	9,371	704,793
Perficient, Inc.(c)	38,581	1,512,375
Photronics, Inc.(c)	155,524	1,835,183
Plantronics, Inc.	29,537	1,164,349
Power Integrations, Inc.	17,045	1,552,970

	Shares	Value
Information Technology-(continued)
Presidio, Inc.	105,956	$1,758,870
Progress Software Corp.	25,601	1,020,968
Proofpoint, Inc.(c)	3,648	420,870
PTC, Inc.(c)	30,676	2,052,531
Pure Storage, Inc., Class A(c)	32,015	623,012
Q2 Holdings, Inc.(c)	2,646	189,163
QAD, Inc., Class A	4,981	231,517
Qualys, Inc.(c)	7,147	609,853
Radware Ltd. (Israel)(c)	22,262	502,231
Rambus, Inc.(c)	135,087	1,870,279
RealPage, Inc.(c)	16,974	1,027,776
Ribbon Communications, Inc.(c)	76,203	326,911
RingCentral, Inc., Class A(c)	3,476	561,444
Rogers Corp.(c)	14,290	1,936,009
SailPoint Technologies Holding, Inc.(c)	12,873	249,221
ScanSource, Inc.(c)	93,586	3,022,828
Semtech Corp.(c)	30,510	1,539,535
ServiceNow, Inc.(c)	6,550	1,619,553
ServiceSource International, Inc.(c)	229,188	286,485
Silicom Ltd. (Israel)(b)(c)	7,641	254,751
Silicon Laboratories, Inc.(c)	23,206	2,465,405
SMART Global Holdings, Inc.(c)	13,543	402,227
SolarEdge Technologies, Inc.(c)	18,075	1,535,652
Splunk, Inc.(c)	13,507	1,620,300
SPS Commerce, Inc.(c)	8,882	468,703
Square, Inc., Class A(c)	18,099	1,111,822
Stratasys Ltd.(b)(c)	61,693	1,275,811
SunPower Corp.(b)(c)	152,162	1,332,939
Switch, Inc., Class A	16,631	245,640
Sykes Enterprises, Inc.(c)	83,974	2,594,377
Synaptics, Inc.(b)(c)	65,409	2,754,373
Telaria, Inc.(c)	45,392	343,617
TiVo Corp.	255,623	2,080,771
Trade Desk, Inc. (The), Class A(c)	2,980	598,384
TTEC Holdings, Inc.	18,607	881,414
TTM Technologies, Inc.(c)	299,769	3,510,295
Tucows, Inc., Class A(b)(c)	3,818	212,052
Twilio, Inc., Class A(c)	3,705	357,755
Tyler Technologies, Inc.(c)	11,354	3,048,776
Ubiquiti, Inc.(b)	2,752	348,376
Ultra Clean Holdings, Inc.(c)	83,796	1,790,721
Unisys Corp.(c)	264,307	2,711,790
Universal Display Corp.	7,868	1,575,016
Varonis Systems, Inc.(c)	3,809	272,534
Veeco Instruments, Inc.(c)	110,995	1,513,972
Verint Systems, Inc.(c)	56,260	2,553,641
VeriSign, Inc.(c)	17,649	3,353,663
Viavi Solutions, Inc.(c)	130,960	2,090,122
Virtusa Corp.(c)	23,604	879,957
Vishay Precision Group, Inc.(c)	11,302	384,833
Workday, Inc., Class A(c)	9,540	1,547,006
Xperi Corp.	76,651	1,556,399
Yext, Inc.(c)	8,106	133,425
Zendesk, Inc.(c)	6,547	462,546

		261,091,651

Materials-5.64%
A. Schulman Inc., CVR(c)(d)	44,161	23,096
Advanced Emissions Solutions, Inc.(b)	12,771	176,623
AdvanSix, Inc.(c)	76,839	1,748,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Materials-(continued)
AgroFresh Solutions, Inc.(c)	106,621	$245,228
American Vanguard Corp.	35,942	502,469
Ampco-Pittsburgh Corp.(c)	47,316	183,586
Balchem Corp.	17,199	1,740,711
Boise Cascade Co.	120,451	4,308,532
Century Aluminum Co.(c)	169,735	989,555
Clearwater Paper Corp.(c)	89,415	1,657,754
Coeur Mining, Inc.(c)	264,103	1,457,849
Eagle Materials, Inc.	43,611	3,983,429
Ferro Corp.(c)	117,286	1,305,393
Ferroglobe PLC	437,556	270,497
Flotek Industries, Inc.(c)	240,964	460,241
Forterra, Inc.(c)	58,394	479,415
FutureFuel Corp.	45,596	562,199
GCP Applied Technologies, Inc.(c)	100,320	2,072,611
Gold Resource Corp.	79,971	350,273
Greif, Inc., Class A	79,523	3,114,916
H.B. Fuller Co.	71,458	3,487,150
Hawkins, Inc.	15,537	664,207
Haynes International, Inc.	27,393	943,963
Hecla Mining Co.	770,487	1,772,120
Ingevity Corp.(c)	19,703	1,659,190
Innophos Holdings, Inc.	60,979	1,989,135
Innospec, Inc.	28,465	2,600,562
Intrepid Potash, Inc.(c)	123,104	380,391
Kaiser Aluminum Corp.	21,953	2,350,727
Koppers Holdings, Inc.(c)	64,194	2,060,627
Kraton Corp.(c)	91,250	2,045,825
Kronos Worldwide, Inc.	43,697	554,078
LSB Industries, Inc.(c)	85,783	362,862
Materion Corp.	26,958	1,532,293
McEwen Mining, Inc.(b)(c)	235,200	392,784
Mercer International, Inc. (Germany)	68,176	831,747
Minerals Technologies, Inc.	54,755	2,707,635
Myers Industries, Inc.	58,428	989,186
Neenah, Inc.	24,411	1,574,510
NewMarket Corp.	7,495	3,638,748
Nexa Resourses S.A. (Peru)(b)	108,685	1,161,843
Olympic Steel, Inc.	45,381	679,807
Orion Engineered Carbons S.A. (Luxembourg)	42,408	702,276
PH Glatfelter Co.	184,089	3,313,602
PQ Group Holdings, Inc.(c)	64,715	1,065,856
Quaker Chemical Corp.	6,920	1,057,930
Rayonier Advanced Materials, Inc.	135,926	566,811
Resolute Forest Products, Inc.	339,301	1,228,270
Ryerson Holding Corp.(c)	101,020	877,864
Schnitzer Steel Industries, Inc., Class A	83,498	1,781,847
Schweitzer-Mauduit International, Inc.	72,304	2,927,589
Sensient Technologies Corp.	52,893	3,308,986
Southern Copper Corp. (Peru)	84,856	3,019,176
Stepan Co.	27,119	2,650,069
Summit Materials, Inc., Class A(c)	229,546	5,263,490
SunCoke Energy, Inc.(c)	204,545	1,082,043
TimkenSteel Corp.(c)	110,319	619,993
Tredegar Corp.	58,813	1,169,202
Tronox Holdings PLC, Class A	294,886	2,503,582
Universal Stainless & Alloy Products, Inc.(c)	24,176	324,442
US Concrete, Inc.(c)	39,244	2,050,891
Valhi, Inc.	48,529	91,720

	Shares	Value
Materials-(continued)
Valvoline, Inc.	149,475	$3,189,797
Venator Materials PLC(c)	218,856	540,574
Verso Corp., Class A(c)	115,705	1,693,921
W.R. Grace & Co.	43,071	2,862,068
Worthington Industries, Inc.	84,739	3,119,243

		107,023,865

Real Estate-7.15%
Acadia Realty Trust	97,926	2,739,969
Agree Realty Corp.	19,240	1,515,535
Alexander & Baldwin, Inc.	145,696	3,425,313
Alexander’s, Inc.	2,439	842,431
Altisource Portfolio Solutions S.A.(c)	50,993	907,675
American Assets Trust, Inc.	40,674	1,991,399
Americold Realty Trust	36,911	1,479,762
Armada Hoffler Properties, Inc.	71,177	1,333,857
Ashford Hospitality Trust, Inc.	481,742	1,315,156
Bluerock Residential Growth REIT, Inc.	47,416	569,940
Braemar Hotels & Resorts, Inc.	72,850	672,406
BRT Apartments Corp.	12,801	213,777
CareTrust REIT, Inc.	58,046	1,407,035
CatchMark Timber Trust, Inc., Class A	75,061	860,950
Cedar Realty Trust, Inc.	288,235	962,705
Chatham Lodging Trust	90,288	1,629,698
City Office REIT, Inc.	44,889	607,797
Community Healthcare Trust, Inc.	4,257	206,124
CorEnergy Infrastructure Trust, Inc.	21,629	1,041,869
CorePoint Lodging, Inc.	164,932	1,624,580
CoreSite Realty Corp.	15,962	1,875,535
Cushman & Wakefield PLC(c)	63,607	1,186,271
Easterly Government Properties, Inc.	56,190	1,254,161
EastGroup Properties, Inc.	24,045	3,220,828
Empire State Realty Trust, Inc., Class A	167,293	2,420,730
Essential Properties Realty Trust, Inc.	11,528	295,808
Farmland Partners, Inc.(b)	70,888	474,950
First Industrial Realty Trust, Inc.	97,255	4,095,408
Forestar Group, Inc.(c)	17,631	331,110
Four Corners Property Trust, Inc.	36,850	1,055,752
Franklin Street Properties Corp.	326,461	2,807,565
Front Yard Residential Corp.	138,946	1,718,762
Getty Realty Corp.	32,970	1,105,814
Gladstone Commercial Corp.	38,392	904,516
Global Medical REIT, Inc.	16,814	203,449
Global NET Lease, Inc.	116,529	2,269,985
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36,677	1,095,175
Hersha Hospitality Trust	102,671	1,416,860
Independence Realty Trust, Inc.	120,911	1,862,029
Industrial Logistics Properties Trust	15,690	333,256
Investors Real Estate Trust	30,832	2,333,057
iStar, Inc.(b)	135,298	1,760,227
JBG SMITH Properties	87,714	3,531,366
Jernigan Capital, Inc.	10,743	204,010
Kennedy-Wilson Holdings, Inc.	136,818	3,148,182
Kite Realty Group Trust	201,336	3,587,808
LTC Properties, Inc.	37,269	1,932,398
Marcus & Millichap, Inc.(c)	15,898	567,877
Monmouth Real Estate Investment Corp.	70,945	1,069,851
National Health Investors, Inc.	32,251	2,766,813
National Storage Affiliates Trust	30,469	1,041,126

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Real Estate-(continued)
New Senior Investment Group, Inc.	383,953	$2,703,029
NexPoint Residential Trust, Inc.	13,544	660,541
Office Properties Income Trust	105,214	3,354,222
One Liberty Properties, Inc.	21,293	604,934
Pebblebrook Hotel Trust	112,864	2,901,733
Pennsylvania REIT(b)	307,617	1,698,046
Physicians Realty Trust	180,114	3,362,728
PotlatchDeltic Corp.	59,550	2,529,088
Preferred Apartment Communities, Inc., Class A	111,838	1,601,520
PS Business Parks, Inc.	15,734	2,840,774
QTS Realty Trust, Inc., Class A	50,943	2,730,035
RE/MAX Holdings, Inc., Class A	14,223	475,759
Redfin Corp.(b)(c)	19,411	337,557
Retail Opportunity Investments Corp.	143,336	2,675,366
Retail Value, Inc.	6,652	243,530
Rexford Industrial Realty, Inc.	47,831	2,300,193
RMR Group, Inc. (The), Class A	2,423	117,273
RPT Realty	177,464	2,573,228
Safehold, Inc.(b)	10,085	348,739
Saul Centers, Inc.	13,008	696,448
Seritage Growth Properties, Class A(b)	42,559	1,850,891
St. Joe Co. (The)(c)	47,736	885,503
STAG Industrial, Inc.	86,566	2,687,009
Summit Hotel Properties, Inc.	209,213	2,564,951
Tanger Factory Outlet Centers, Inc.(b)	168,910	2,722,829
Tejon Ranch Co.(c)	19,299	310,328
Terreno Realty Corp.	37,848	2,135,006
UMH Properties, Inc.	45,055	672,671
Universal Health Realty Income Trust	9,019	1,075,335
Urban Edge Properties	134,593	2,841,258
Urstadt Biddle Properties, Inc., Class A	44,732	1,088,330
Washington REIT	122,623	3,803,765
Whitestone REIT	71,423	1,017,064

		135,628,340

Utilities-2.14%
American States Water Co.	27,943	2,658,218
AquaVenture Holdings Ltd.(c)	10,723	210,385
Artesian Resources Corp., Class A	9,479	351,671
Atlantica Yield PLC (Spain)	158,791	3,812,572
California Water Service Group	43,224	2,419,247
Chesapeake Utilities Corp.	16,330	1,548,084
Clearway Energy, Inc., Class A	62,956	1,080,955
Clearway Energy, Inc., Class C	130,491	2,365,802

	Shares	Value
Utilities-(continued)
Consolidated Water Co. Ltd. (Cayman Islands)	20,873	$366,112
El Paso Electric Co.	65,930	4,398,190
MGE Energy, Inc.	37,578	2,895,009
Middlesex Water Co.	11,525	775,056
Northwest Natural Holding Co.	43,539	3,019,865
Ormat Technologies, Inc.	36,640	2,805,158
Otter Tail Corp.	51,251	2,904,907
Pattern Energy Group, Inc., Class A	150,717	4,224,598
SJW Group	15,052	1,089,012
Spark Energy, Inc., Class A	24,488	234,350
TerraForm Power, Inc., Class A	107,228	1,820,732
Unitil Corp.	24,716	1,539,065

		40,518,988

Total Common Stocks & Other Equity Interests (Cost $1,845,709,646)		1,897,291,377

Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(e) (Cost $1,273,185)	1,273,185	1,273,185

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $1,846,982,831)		1,898,564,562

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.95%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(e)(f)	56,422,432	56,422,432
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(e)(f)	18,499,980	18,507,380

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $74,928,546)		74,929,812

TOTAL INVESTMENTS IN SECURITIES-104.01% (Cost $1,921,911,377)		1,973,494,374

OTHER ASSETS LESS LIABILITIES-(4.01)%		(76,057,044)

NET ASSETS-100.00%		$1,897,437,330

Investment Abbreviations:

CVR -Contingent Value Rights

REIT -Real Estate Investment Trust

Notes	to Schedule of Investments:
(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2019.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Industrials	19.88

Financials	18.17

Information Technology	13.76

Consumer Discretionary	13.27

Health Care	8.36

Real Estate	7.15

Materials	5.64

Energy	4.91

Communication Services	3.59

Consumer Staples	3.12

Utilities	2.14

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Assets and Liabilities

October 31, 2019

(Unaudited)

	Invesco DWA NASDAQ Momentum ETF (DWAQ)	Invesco Dynamic Market ETF (PWC)	Invesco FTSE RAFI US 1000 ETF (PRF)	Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Assets:
Unaffiliated investments in securities, at value(a)	$43,817,782	$148,607,885	$5,431,519,226	$1,897,291,377
Affiliated investments in securities, at value	2,501,319	1,790,348	37,050,615	76,202,997
Receivable for:
Dividends	648	165,865	6,983,670	683,807
Securities lending	2,183	878	52,183	227,529
Investments sold	-	-	5,956,645	8,860,205
Foreign tax reclaims	1,180	-	-	-
Other assets	-	429	1,673	-

Total assets	46,323,112	150,565,405	5,481,564,012	1,983,265,915

Liabilities:
Due to custodian	-	-	-	264,791
Payable for:
Investments purchased	-	-	-	2,100,324
Collateral upon return of securities loaned	2,360,757	1,707,078	31,229,032	74,928,546
Fund shares repurchased	-	-	5,990,270	6,549,792
Accrued advisory fees	11,843	61,892	1,287,115	452,506
Accrued trustees’ and officer’s fees	36,412	61,615	281,233	106,962
Accrued expenses	114,013	115,390	3,610,465	1,425,664

Total liabilities	2,523,025	1,945,975	42,398,115	85,828,585

Net Assets	$43,800,087	$148,619,430	$5,439,165,897	$1,897,437,330

Net assets consist of:
Shares of beneficial interest	$65,459,800	$276,812,969	$4,673,159,616	$1,985,890,971
Distributable earnings (loss)	(21,659,713)	(128,193,539)	766,006,281	(88,453,641)

Net Assets	$43,800,087	$148,619,430	$5,439,165,897	$1,897,437,330

Shares outstanding (unlimited amount authorized, $0.01 par value)	400,000	1,550,000	45,400,000	14,600,000
Net asset value	$109.50	$95.88	$119.81	$129.96

Market price	$109.03	$95.68	$119.60	$129.66

Unaffiliated investments in securities, at cost	$38,303,335	$144,659,438	$4,621,631,260	$1,845,709,646

Affiliated investments in securities, at cost	$2,501,302	$1,790,329	$39,172,044	$76,201,731

(a)Includes securities on loan with an aggregate value of:	$2,348,300	$1,665,874	$29,479,120	$71,351,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Statements of Operations

For the six months ended October 31, 2019

(Unaudited)

	Invesco DWA NASDAQ Momentum ETF (DWAQ)	Invesco Dynamic Market ETF (PWC)	Invesco FTSE RAFI US 1000 ETF (PRF)	Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Investment income:
Unaffiliated dividend income	$35,207	$1,355,807	$68,160,098	$14,582,298
Affiliated dividend income	1,446	2,093	228,403	20,816
Securities lending income	9,293	8,523	265,351	956,793
Foreign withholding tax	-	(4,049)	(7,199)	(89,199)

Total investment income	45,946	1,362,374	68,646,653	15,470,708

Expenses:
Advisory fees	116,023	378,056	7,831,503	2,880,042
Sub-licensing fees	22,247	22,690	2,431,121	894,054
Accounting & administration fees	14,722	17,828	188,071	77,078
Professional fees	12,682	13,620	34,396	21,716
Custodian & transfer agent fees	2,917	5,343	47,385	36,509
Trustees’ and officer’s fees	3,789	6,196	33,394	14,238
Proxy fees	5,280	6,064	45,941	19,818
Other expenses	8,608	11,183	91,112	43,241

Total expenses	186,268	460,980	10,702,923	3,986,696

Less: Waivers	(41,884)	(1,956)	(129,309)	(95,680)

Net expenses	144,384	459,024	10,573,614	3,891,016

Net investment income (loss)	(98,438)	903,350	58,073,039	11,579,692

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(3,083,460)	(11,861,823)	(9,110,227)	(2,995,227)
Unaffiliated in-kind redemptions	3,808,824	7,224,540	123,132,271	48,215,087
Affiliated in-kind redemptions	-	-	16,868	-
Foreign currencies	-	-	-	360

Net realized gain (loss)	725,364	(4,637,283)	114,038,912	45,220,220

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,833,744)	83,045	(19,221,554)	(80,867,713)
Affiliated investment securities	17	19	(1,182,619)	1,266

Change in unrealized appreciation (depreciation)	(1,833,727)	83,064	(20,404,173)	(80,866,447)

Net realized and unrealized gain (loss)	(1,108,363)	(4,554,219)	93,634,739	(35,646,227)

Net increase (decrease) in net assets resulting from operations	$(1,206,801)	$(3,650,869)	$151,707,778	$(24,066,535)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

.

33

Statements of Changes in Net Assets

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco DWA NASDAQ Momentum ETF (DWAQ)		Invesco Dynamic Market ETF (PWC)
	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019
Operations:
Net investment income (loss)	$(98,438)	$(139,447)	$903,350	$1,476,068
Net realized gain (loss)	725,364	3,095,806	(4,637,283)	8,158,190
Change in net unrealized appreciation (depreciation)	(1,833,727)	129,608	83,064	(6,019,994)

Net increase (decrease) in net assets resulting from operations	(1,206,801)	3,085,967	(3,650,869)	3,614,264

Distributions to Shareholders from:
Distributable earnings	-	-	(732,344)	(1,826,550)

Shareholder Transactions:
Proceeds from shares sold	22,153,668	55,298,250	65,699,601	247,458,643
Value of shares repurchased	(22,073,975)	(65,497,189)	(70,671,710)	(246,405,339)

Net increase (decrease) in net assets resulting from share transactions	79,693	(10,198,939)	(4,972,109)	1,053,304

Net increase (decrease) in net assets	(1,127,108)	(7,112,972)	(9,355,322)	2,841,018

Net assets:
Beginning of period	44,927,195	52,040,167	157,974,752	155,133,734

End of period	$43,800,087	$44,927,195	$148,619,430	$157,974,752

Changes in Shares Outstanding:
Shares sold	200,000	500,000	700,000	2,450,000
Shares repurchased	(200,000)	(600,000)	(750,000)	(2,450,000)
Shares outstanding, beginning of period	400,000	500,000	1,600,000	1,600,000

Shares outstanding, end of period	400,000	400,000	1,550,000	1,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco FTSE RAFI US 1000 ETF (PRF)		Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019

$58,073,039	$111,131,148	$11,579,692	$27,217,012
114,038,912	253,928,922	45,220,220	117,664,399
(20,404,173)	100,599,082	(80,866,447)	(67,887,495)

151,707,778	465,659,152	(24,066,535)	76,993,916

(61,403,080)	(107,823,504)	(14,148,899)	(25,325,031)

132,166,933	892,856,882	30,895,773	678,476,197
(373,330,285)	(785,088,112)	(190,074,128)	(524,646,991)

(241,163,352)	107,768,770	(159,178,355)	153,829,206

(150,858,654)	465,604,418	(197,393,789)	205,498,091

5,590,024,551	5,124,420,133	2,094,831,119	1,889,333,028

$5,439,165,897	$5,590,024,551	$1,897,437,330	$2,094,831,119

1,150,000	8,250,000	250,000	5,400,000
(3,200,000)	(6,950,000)	(1,500,000)	(4,050,000)
47,450,000	46,150,000	15,850,000	14,500,000

45,400,000	47,450,000	14,600,000	15,850,000

35

Financial Highlights

Invesco DWA NASDAQ Momentum ETF (DWAQ)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$112.32		$104.08	$86.42	$69.83	$75.06	$64.34
Net investment income (loss)(a)	(0.24)		(0.30)	(0.11)	0.07	(0.06)	0.06
Net realized and unrealized gain (loss) on investments	(2.58)		8.54	17.88	16.65	(5.11)	10.66
Total from investment operations	(2.82)		8.24	17.77	16.72	(5.17)	10.72
Distributions to shareholders from:
Net investment income	-		-	(0.11)	(0.06)	(0.05)	-
Return of capital	-		-	-	(0.07)	(0.01)	-
Total distributions	-		-	(0.11)	(0.13)	(0.06)	-
Net asset value at end of period	$109.50		$112.32	$104.08	$86.42	$69.83	$75.06
Market price at end of period(b)	$109.03		$112.25	$104.23	$86.38	$69.82	$75.10
Net Asset Value Total Return(c)	(2.50)%		7.92%	20.56%	23.98%	(6.90)%	16.66%
Market Price Total Return(c)	(2.88)%		7.72%	20.79%	23.95%	(6.96)%	16.76%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$43,800		$44,927	$52,040	$34,570	$34,913	$30,023
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.79	%(d)	0.77%	0.82%	0.85%	0.81%	0.96%
Net investment income (loss)	(0.41	)%(d)	(0.28)%	(0.11)%	0.09%	(0.09)%	0.09%
Portfolio turnover rate(e)	51%		156%	80%	89%	118%	154%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights–(continued)

Invesco Dynamic Market ETF (PWC)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,
			2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$98.73		$96.96	$84.15		$71.56	$73.46	$70.27
Net investment income(a)	0.58		0.90	2.11	(b)	0.43	0.82	0.68
Net realized and unrealized gain (loss) on investments	(2.96)		1.99	12.64		12.98	(1.91)	3.25
Total from investment operations	(2.38)		2.89	14.75		13.41	(1.09)	3.93
Distributions to shareholders from:
Net investment income	(0.47)		(1.12)	(1.94)		(0.82)	(0.81)	(0.74)
Net asset value at end of period	$95.88		$98.73	$96.96		$84.15	$71.56	$73.46
Market price at end of period(c)	$95.68		$98.63	$96.98		$84.16	$71.55	$73.40
Net Asset Value Total Return(d)	(2.39)%		3.00%	17.67%		18.88%	(1.50)%	5.58%
Market Price Total Return(d)	(2.48)%		2.89%	17.68%		18.91%	(1.43)%	5.49%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$148,619		$157,975	$155,134		$143,052	$143,122	$168,950
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.59%	0.60%		0.60%	0.60%	0.59%
Expenses, prior to Waivers	0.61	%(e)	0.59%	0.61%		0.61%	0.60%	0.59%
Net investment income	1.20	%(e)	0.91%	2.30	%(b)	0.56%	1.13%	0.93%
Portfolio turnover rate(f)	160%		240%	215%		231%	231%	237%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.10 and 1.19%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights–(continued)

Invesco FTSE RAFI US 1000 ETF (PRF)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$117.81		$111.04	$102.66	$90.15	$92.45	$85.42
Net investment income(a)	1.25		2.40	2.18	1.86	1.93	1.72
Net realized and unrealized gain (loss) on investments	2.08		6.72	8.29	12.56	(2.23)	6.93
Total from investment operations	3.33		9.12	10.47	14.42	(0.30)	8.65
Distributions to shareholders from:
Net investment income	(1.33)		(2.35)	(2.09)	(1.91)	(2.00)	(1.62)
Net asset value at end of period	$119.81		$117.81	$111.04	$102.66	$90.15	$92.45
Market price at end of period(b)	$119.60		$117.82	$111.12	$102.67	$90.13	$92.43
Net Asset Value Total Return(c)	2.86%		8.40%	10.26%	16.16%	(0.23)%	10.19%
Market Price Total Return(c)	2.68%		8.32%	10.33%	16.19%	(0.24)%	10.23%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,439,166		$5,590,025	$5,124,420	$4,897,087	$4,142,401	$4,558,017
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.40	%(d)	0.40%	0.41%	0.41%	0.41%	0.41%
Net investment income	2.15	%(d)	2.13%	2.00%	1.93%	2.19%	1.92%
Portfolio turnover rate(e)	1%		10%	9%	11%	12%	10%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights–(continued)

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$132.17		$130.30	$117.87	$97.56	$103.44	$96.35
Net investment income(a)	0.74		1.76	1.44	1.30	1.25	1.38
Net realized and unrealized gain (loss) on investments	(2.05)		1.75	12.31	20.46	(5.93)	7.04
Total from investment operations	(1.31)		3.51	13.75	21.76	(4.68)	8.42
Distributions to shareholders from:
Net investment income	(0.90)		(1.64)	(1.32)	(1.45)	(1.20)	(1.33)
Net asset value at end of period	$129.96		$132.17	$130.30	$117.87	$97.56	$103.44
Market price at end of period(b)	$129.66		$132.22	$130.51	$117.82	$97.55	$103.45
Net Asset Value Total Return(c)	(0.97)%		2.75%	11.73%	22.44%	(4.49)%	8.80%
Market Price Total Return(c)	(1.24)%		2.60%	11.96%	22.40%	(4.52)%	8.78%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,897,437		$2,094,831	$1,889,333	$1,632,527	$1,107,295	$1,158,510
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.40	%(d)	0.40%	0.41%	0.41%	0.41%	0.42%
Net investment income	1.17	%(d)	1.33%	1.15%	1.20%	1.30%	1.39%
Portfolio turnover rate(e)	3%		24%	26%	29%	28%	26%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2019

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco DWA NASDAQ Momentum ETF (DWAQ)	“DWA NASDAQ Momentum ETF”
Invesco Dynamic Market ETF (PWC)	“Dynamic Market ETF”
Invesco FTSE RAFI US 1000 ETF (PRF)	“FTSE RAFI US 1000 ETF”
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)	“FTSE RAFI US 1500 Small-Mid ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Shares of Dynamic Market ETF and FTSE RAFI US 1000 ETF are listed and traded on NYSE Arca, Inc., and Shares of DWA NASDAQ Momentum ETF and FTSE RAFI US 1500 Small-Mid ETF are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA NASDAQ Momentum ETF	Dorsey Wright® NASDAQ Technical Leaders Index
Dynamic Market ETF	Dynamic Market IntellidexSM Index
FTSE RAFI US 1000 ETF	FTSE RAFITM US 1000 Index
FTSE RAFI US 1500 Small-Mid ETF	FTSE RAFITM US 1500 Mid Small Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities,

40

developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s NAV and possibly face trading halts and/or delisting. This risk may be heightened for a Fund if it invests in non-U.S. securities, which may have lower trading volumes.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region,

41

industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high positive momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Certain Funds invest in securities of small- and mid- capitalization companies, which involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income

42

per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Securities Lending - Each Fund may participate in securities lending. Each Fund may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider.

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Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each of DWA NASDAQ Momentum ETF and Dynamic Market ETF accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets, and each of FTSE RAFI US 1000 ETF and FTSE RAFI US 1500 Small-Mid ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund. For the FTSE RAFI US 1000 ETF and the FTSE RAFI US 1500 Small-Mid ETF, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2021. For the DWA NASDAQ Momentum ETF and the Dynamic Market ETF, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund from exceeding 0.60% of the Fund’s average daily net assets per year, through at least August 31, 2021. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2021. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Dynamic Market ETF.

Further, through August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2019, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

DWA NASDAQ Momentum ETF	$41,884
Dynamic Market ETF	1,956
FTSE RAFI US 1000 ETF	129,309
FTSE RAFI US 1500 Small-Mid ETF	95,680

For FTSE RAFI US 1000 ETF and FTSE RAFI US 1500 Small-Mid ETF, the fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser. For DWA NASDAQ Momentum ETF and Dynamic Market ETF, the expenses borne by the Adviser are not subject to recapture.

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For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2019 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/20	4/30/21	4/30/22	10/31/22
FTSE RAFI US 1000 ETF	$2,186,011	$803,840	$984,797	$272,188	$125,186
FTSE RAFI US 1500 Small-Mid ETF	977,844	297,485	403,807	182,750	93,802

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
DWA NASDAQ Momentum ETF	Dorsey Wright & Associates, LLC
Dynamic Market ETF	ICE Data Indices, LLC
FTSE RAFI US 1000 ETF	FTSE International Limited and Research Affiliates LLC
FTSE RAFI US 1500 Small-Mid ETF	FTSE International Limited and Research Affiliates LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of October 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
FTSE RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,897,268,281	$-	$23,096	$1,897,291,377
Money Market Funds	76,202,997	-	-	76,202,997

Total Investments	$1,973,471,278	$-	$23,096	$1,973,494,374

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NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2019, which expire as follows:

	No expiration
	Short-Term	Long-Term	Total*
DWA NASDAQ Momentum ETF	$27,453,889	$-	$27,453,889
Dynamic Market ETF	125,076,065	1,284,602	126,360,667
FTSE RAFI US 1000 ETF	1,133,273	83,233,435	84,366,708
FTSE RAFI US 1500 Small-Mid ETF	30,484,499	97,544,953	128,029,452

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six-month period ended October 31, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
DWA NASDAQ Momentum ETF	$26,543,963	$24,851,038
Dynamic Market ETF	241,712,270	239,983,111
FTSE RAFI US 1000 ETF	54,511,333	57,973,429
FTSE RAFI US 1500 Small-Mid ETF	66,814,451	67,479,413

For the six-month period ended October 31, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA NASDAQ Momentum ETF	$22,127,645	$23,840,737
Dynamic Market ETF	65,406,163	71,858,071
FTSE RAFI US 1000 ETF	132,052,749	373,025,818
FTSE RAFI US 1500 Small-Mid ETF	30,666,623	188,882,647

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
DWA NASDAQ Momentum ETF	$6,339,036	$(1,088,675)	$5,250,361	$41,068,740
Dynamic Market ETF	6,732,548	(4,249,297)	2,483,251	147,914,982
FTSE RAFI US 1000 ETF	1,207,338,876	(484,093,350)	723,245,526	4,745,324,315
FTSE RAFI US 1500 Small-Mid ETF	307,723,159	(316,636,040)	(8,912,881)	1,982,407,255

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral

46

Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 9–Subsequent Event

At a meeting held on December 12, 2019, the Board of Trustees of the Trust approved the termination and winding down of DWA NASDAQ Momentum ETF, with the liquidation payment to shareholders expected to take place on or about February 26, 2020. Investors, who have elected not to sell their shares before market close on February 13, 2020 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 26, 2020.

47

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2019 through October 31, 2019.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco DWA NASDAQ Momentum ETF (DWAQ)
Actual	$1,000.00	$975.00	0.61%	$3.03
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.61	3.10
Invesco Dynamic Market ETF (PWC)
Actual	1,000.00	976.10	0.60	2.98
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05
Invesco FTSE RAFI US 1000 ETF (PRF)
Actual	1,000.00	1,028.60	0.39	1.99
Hypothetical (5% return before expenses)	1,000.00	1,023.18	0.39	1.98
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Actual	1,000.00	990.30	0.39	1.95
Hypothetical (5% return before expenses)	1,000.00	1,023.18	0.39	1.98

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

48

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Invesco Exchange-Traded Fund Trust was held on August 19, 2019. The Meeting was held for the following purpose:

(1).	To elect ten (10) trustees to the Board of Trustees of the Trust.

The results of the voting on the above matter was as follows:

Matter		Votes For	Votes Withheld
(1).	Ronn R. Bagge	728,737,753.65	22,013,719.89
	Todd J. Barre	736,212,431.57	14,539,041.97
	Kevin M. Carome	735,406,511.30	15,344,962.24
	Edmund P. Giambastiani, Jr.	734,022,540.17	16,728,933.36
	Victoria J. Herget	736,579,144.26	14,172,329.27
	Marc M. Kole	728,485,556.55	22,265,916.99
	Yung Bong Lim	735,944,320.11	14,807,153.42
	Joanne Pace	735,925,022.32	14,826,451.22
	Gary R. Wicker	735,241,254.75	15,510,218.79
	Donald H. Wilson	728,014,927.08	22,736,546.45

49

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

October 31, 2019

PKW	Invesco BuyBack AchieversTM ETF

PFM	Invesco Dividend AchieversTM ETF

DJD	Invesco Dow Jones Industrial Average Dividend ETF

PGF	Invesco Financial Preferred ETF

PEY	Invesco High Yield Equity Dividend AchieversTM ETF

PID	Invesco International Dividend AchieversTM ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco BuyBack AchieversTM ETF (PKW)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-4.62%
AMC Entertainment Holdings, Inc., Class A(b)	22,374	$209,644
AMC Networks, Inc., Class A(c)	20,162	878,055
CBS Corp., Class B	156,557	5,642,314
Charter Communications, Inc., Class A(c)	99,447	46,527,274

		53,257,287

Consumer Discretionary-19.71%
America’s Car-Mart, Inc.(c)	2,928	266,419
Asbury Automotive Group, Inc.(c)	8,660	893,106
AutoZone, Inc.(c)	10,983	12,568,726
BBX Capital Corp.	34,409	153,808
Best Buy Co., Inc.	118,791	8,532,757
Booking Holdings, Inc.(c)	19,089	39,108,970
Brinker International, Inc.(b)	16,649	740,048
Build-A-Bear Workshop, Inc.(b)(c)	6,474	22,529
Children’s Place, Inc. (The)(b)	7,002	573,534
Churchill Downs, Inc.	17,879	2,324,091
Citi Trends, Inc.	5,585	99,692
Dave & Buster’s Entertainment, Inc.(b)	13,844	550,714
Deckers Outdoor Corp.(c)	12,963	1,982,043
Dick’s Sporting Goods, Inc.	30,042	1,169,535
Dillard’s, Inc., Class A(b)	9,772	674,073
Dunkin’ Brands Group, Inc.	36,760	2,890,071
eBay, Inc.	376,619	13,275,820
Express, Inc.(c)	29,598	95,306
Foot Locker, Inc.	48,870	2,126,334
Gentex Corp.	114,056	3,199,271
Goodyear Tire & Rubber Co. (The)	103,401	1,640,974
Group 1 Automotive, Inc.	8,294	824,755
Hilton Worldwide Holdings, Inc.	128,802	12,488,642
Hyatt Hotels Corp., Class A	17,144	1,281,343
Jack in the Box, Inc.	11,483	964,802
Kirkland’s, Inc.(b)(c)	6,448	10,188
Lear Corp.	27,694	3,261,522
Lithia Motors, Inc., Class A	9,941	1,565,509
Marriott International, Inc., Class A	147,888	18,715,226
MGM Resorts International	234,129	6,672,676
Michaels Cos., Inc. (The)(b)(c)	70,589	616,242
Murphy USA, Inc.(c)	14,310	1,687,578
O’Reilly Automotive, Inc.(c)	34,356	14,962,382
Papa John’s International, Inc.(b)	14,183	830,415
Sally Beauty Holdings, Inc.(c)	53,811	834,070
Shoe Carnival, Inc.(b)	6,667	221,278
Signet Jewelers Ltd.(b)	22,451	360,114
Sleep Number Corp.(c)	13,441	646,781
Starbucks Corp.	537,473	45,448,717
Toll Brothers, Inc.	63,994	2,545,041
TRI Pointe Group, Inc.(c)	63,258	995,681
Visteon Corp.(c)	12,511	1,163,773
Whirlpool Corp.	28,173	4,285,677
Yum! Brands, Inc.	136,998	13,934,067
Zovio Inc.(c)	11,747	23,024

		227,227,324

	Shares	Value
Consumer Staples-1.03%
Herbalife Nutrition Ltd.(c)	67,499	$3,015,181
Kroger Co. (The)	358,591	8,835,682

		11,850,863

Energy-3.65%
Arch Coal, Inc., Class A(b)	7,249	571,874
Cabot Oil & Gas Corp.	188,278	3,509,502
CNX Resources Corp.(c)	87,880	740,828
Devon Energy Corp.	181,493	3,680,678
Dril-Quip, Inc.(c)	16,112	660,914
Gulfport Energy Corp.(c)	74,534	207,577
Hess Corp.	136,221	8,956,531
NexTier Oilfield Solutions, Inc.(b)(c)	45,659	197,247
Phillips 66	201,403	23,527,898

		42,053,049

Financials-15.91%
Affiliated Managers Group, Inc.	22,770	1,818,868
Ally Financial, Inc.	176,674	5,411,525
Ameriprise Financial, Inc.	58,763	8,866,749
Assured Guaranty Ltd.	45,183	2,119,986
BankFinancial Corp.	7,305	94,088
Capstead Mortgage Corp.	39,106	302,289
CIT Group, Inc.	42,860	1,838,265
Citigroup, Inc.	809,619	58,179,221
Comerica, Inc.	67,066	4,387,458
Cowen, Inc., Class A(c)	12,638	189,191
Discover Financial Services	142,896	11,468,833
E*TRADE Financial Corp.	109,192	4,563,134
Ellington Residential Mortgage REIT	5,445	59,187
Fifth Third Bancorp	329,804	9,590,700
FirstCash, Inc.	19,185	1,619,022
Franklin Resources, Inc.	225,779	6,220,212
Greenhill & Co., Inc.	8,863	143,581
HCI Group, Inc.(b)	3,923	164,962
Jefferies Financial Group, Inc.	134,648	2,513,878
Legg Mason, Inc.	38,519	1,435,218
Loews Corp.	135,624	6,645,576
M&T Bank Corp.	60,019	9,394,774
MetLife, Inc.	420,481	19,674,306
Oxford Square Capital Corp.(b)	20,957	107,090
PacWest Bancorp	52,695	1,949,188
PennyMac Mortgage Investment Trust	39,060	894,083
Regions Financial Corp.	450,725	7,256,673
Sculptor Capital Management, Inc.	9,187	165,090
Synchrony Financial	297,896	10,536,582
Third Point Reinsurance Ltd. (Bermuda)(c)	40,753	386,746
Voya Financial, Inc.	63,729	3,438,817
Waddell & Reed Financial, Inc., Class A(b)	33,410	553,270
White Mountains Insurance Group Ltd.	1,396	1,495,116

		183,483,678

Health Care-11.77%
AbbVie, Inc.	663,864	52,810,381
Amedisys, Inc.(c)	14,252	1,831,667
Amgen, Inc.	269,276	57,423,107
Cardinal Health, Inc.	131,294	6,492,488
DaVita, Inc.(c)	71,977	4,217,852
Innoviva, Inc.(c)	45,188	525,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BuyBack AchieversTM ETF (PKW)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Health Care-(continued)
McKesson Corp.	83,025	$11,042,325
Medpace Holdings, Inc.(c)	15,933	1,173,147
PDL BioPharma, Inc.(c)	53,229	150,106

		135,666,158

Industrials-12.84%
Allison Transmission Holdings, Inc.	54,109	2,359,693
Armstrong World Industries, Inc.	21,781	2,037,177
Atkore International Group, Inc.(c)	20,368	706,770
Avis Budget Group, Inc.(c)	33,411	992,641
CSX Corp.	358,394	25,184,346
Dover Corp.	65,304	6,784,433
Fortune Brands Home & Security, Inc.	62,216	3,736,071
Hawaiian Holdings, Inc.	21,327	610,165
Huntington Ingalls Industries, Inc.	18,483	4,170,874
InnerWorkings, Inc.(c)	22,432	108,795
ManpowerGroup, Inc.	26,607	2,419,108
PICO Holdings, Inc.(c)	9,158	98,723
Quanta Services, Inc.	63,194	2,657,308
Rockwell Automation, Inc.	52,539	9,036,183
Southwest Airlines Co.	241,354	13,547,200
Spirit AeroSystems Holdings, Inc., Class A	46,167	3,777,384
Terex Corp.	31,834	877,027
Textron, Inc.	103,541	4,772,205
UniFirst Corp.	6,829	1,371,536
Union Pacific Corp.	316,186	52,316,135
United Airlines Holdings, Inc.(c)	115,362	10,479,484

		148,043,258

Information Technology-27.17%
Apple, Inc.	249,914	62,168,607
Applied Materials, Inc.	414,781	22,506,017
Avnet, Inc.	47,289	1,870,753
Benchmark Electronics, Inc.	17,154	581,521
CDK Global, Inc.	54,328	2,745,737
Cirrus Logic, Inc.(c)	25,944	1,763,154
Cisco Systems, Inc.	1,132,823	53,820,421
Citrix Systems, Inc.	58,562	6,375,059
Corning, Inc.	352,686	10,450,086
Hewlett Packard Enterprise Co.	586,238	9,620,166
HP, Inc.	665,404	11,558,067
Jabil, Inc.	68,326	2,515,763
Juniper Networks, Inc.	153,151	3,801,208
Manhattan Associates, Inc.(c)	28,730	2,153,314
NetApp, Inc.	106,770	5,966,308
NetScout Systems, Inc.(c)	34,571	837,310
Onto Innovation, Inc.(c)	10,520	338,744
Oracle Corp.	1,017,132	55,423,523
Plexus Corp.(c)	13,530	1,000,408
Progress Software Corp.	19,961	796,045
QUALCOMM, Inc.	545,851	43,908,254
Sanmina Corp.(c)	30,692	943,165
Synchronoss Technologies, Inc.(c)	18,369	110,214
Teradyne, Inc.	76,487	4,682,534
Ubiquiti, Inc.(b)	30,821	3,901,630
Xerox Holdings Corp.	99,910	3,389,946

		313,227,954

	Shares	Value
Materials-1.75%
Advanced Emissions Solutions, Inc.(b)	8,055	$111,401
Chemours Co. (The)	72,447	1,188,855
PPG Industries, Inc.	105,662	13,220,430
Sealed Air Corp.	69,258	2,892,907
Valvoline, Inc.	83,701	1,786,179
Worthington Industries, Inc.	25,577	941,489

		20,141,261

Real Estate-1.09%
Colony Capital, Inc.	216,456	1,212,154
Hersha Hospitality Trust	17,046	235,235
Park Hotels & Resorts, Inc.	107,666	2,503,234
Piedmont Office Realty Trust, Inc., Class A	55,476	1,244,881
Realogy Holdings Corp.(b)	50,965	401,604
Retail Properties of America, Inc., Class A	95,312	1,311,493
SL Green Realty Corp.	37,510	3,135,836
Spirit Realty Capital, Inc.	40,845	2,035,715
St. Joe Co. (The)(c)	26,236	486,678

		12,566,830

Utilities-0.41%
NRG Energy, Inc.	113,596	4,557,471
Star Group L.P.	22,772	211,552

		4,769,023

Total Common Stocks & Other Equity Interests (Cost $1,080,512,476)		1,152,286,685

Money Market Funds-0.14%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $1,676,601)	1,676,601	1,676,601

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $1,082,189,077)		1,153,963,286

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.70%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	6,015,972	6,015,972
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	2,004,522	2,005,324

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,021,118)		8,021,296

TOTAL INVESTMENTS IN SECURITIES-100.79% (Cost $1,090,210,195)		1,161,984,582
OTHER ASSETS LESS LIABILITIES-(0.79)%		(9,157,663)

NET ASSETS-100.00%		$1,152,826,919

Investment Abbreviations:

REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BuyBack AchieversTM ETF (PKW)–(continued)

October 31, 2019

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2019.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Information Technology	27.17
Consumer Discretionary	19.71
Financials	15.91
Industrials	12.84
Health Care	11.77
Communication Services	4.62
Energy	3.65
Sector Types Each Less Than 3%	4.28
Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dividend AchieversTM ETF (PFM)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-8.24%
AT&T, Inc.	249,702	$9,611,030
Comcast Corp., Class A	155,059	6,949,744
John Wiley & Sons, Inc., Class A	1,612	74,265
Meredith Corp.	1,365	51,461
Telephone & Data Systems, Inc.	3,650	95,228
Verizon Communications, Inc.	141,319	8,545,560

		25,327,288

Consumer Discretionary-7.14%
Aaron’s, Inc.	2,300	172,339
Best Buy Co., Inc.	9,093	653,150
Columbia Sportswear Co.	2,300	208,035
Cracker Barrel Old Country Store, Inc.(b)	819	127,355
Genuine Parts Co.	4,974	510,233
Hasbro, Inc.	4,297	418,141
Leggett & Platt, Inc.	4,476	229,619
Lowe’s Cos., Inc.	26,824	2,993,827
McDonald’s Corp.	25,976	5,109,479
Monro, Inc.	1,131	79,294
NIKE, Inc., Class B	42,839	3,836,232
Polaris, Inc.	2,081	205,291
Ross Stores, Inc.	12,417	1,361,772
Target Corp.	17,396	1,859,806
Tiffany & Co.	4,113	512,110
TJX Cos., Inc. (The)	41,163	2,373,047
VF Corp.	13,558	1,115,688
Williams-Sonoma, Inc.	2,677	178,797

		21,944,215

Consumer Staples-20.52%
Altria Group, Inc.	64,002	2,866,650
Andersons, Inc. (The)	1,110	20,446
Archer-Daniels-Midland Co.	18,965	797,289
Brown-Forman Corp., Class B	10,504	688,222
Bunge Ltd.	4,820	260,280
Casey’s General Stores, Inc.	1,252	213,854
Church & Dwight Co., Inc.	8,413	588,405
Clorox Co. (The)	4,281	632,261
Coca-Cola Co. (The)	146,153	7,955,108
Colgate-Palmolive Co.	29,214	2,004,080
Costco Wholesale Corp.	15,042	4,469,129
Flowers Foods, Inc.	7,201	156,406
General Mills, Inc.	20,548	1,045,071
Hormel Foods Corp.	18,177	743,258
J&J Snack Foods Corp.	641	122,277
JM Smucker Co. (The)	3,884	410,461
Kellogg Co.	11,598	736,821
Kimberly-Clark Corp.	11,717	1,556,955
Kroger Co. (The)	27,198	670,159
Lancaster Colony Corp.	936	130,272
McCormick & Co., Inc.	4,190	673,291
Nu Skin Enterprises, Inc., Class A	1,891	84,301
PepsiCo, Inc.	47,809	6,557,960
Philip Morris International, Inc.	53,230	4,335,051
Procter & Gamble Co. (The)	85,515	10,647,473
Sysco Corp.	17,473	1,395,568
Tootsie Roll Industries, Inc.(b)	1,335	45,764
Universal Corp.	850	46,580

	Shares	Value
Consumer Staples-(continued)
Vector Group Ltd.(b)	5,032	$61,390
Walgreens Boots Alliance, Inc.	30,751	1,684,540
Walmart, Inc.	97,535	11,436,954

		63,036,276

Energy-7.52%
Chevron Corp.	64,901	7,537,602
Energy Transfer L.P.	89,318	1,124,514
Enterprise Products Partners L.P.	74,533	1,940,094
Exxon Mobil Corp.	144,562	9,768,054
Helmerich & Payne, Inc.	3,726	139,725
Holly Energy Partners L.P.	3,590	82,031
Magellan Midstream Partners, L.P.	7,777	484,663
Occidental Petroleum Corp.	25,480	1,031,940
ONEOK, Inc.	14,061	981,880

		23,090,503

Financials-5.87%
1st Source Corp.	869	44,475
Aflac, Inc.	25,210	1,340,164
American Equity Investment Life Holding Co.	3,099	76,483
American Financial Group, Inc.	3,063	318,674
Ameriprise Financial, Inc.	4,456	672,366
Assurant, Inc.	2,081	262,352
AXIS Capital Holdings Ltd.	2,859	169,910
BancFirst Corp.	1,111	64,316
Bank of Marin Bancorp	464	20,356
Bank OZK	4,391	123,211
BOK Financial Corp.	2,424	187,012
Brown & Brown, Inc.	9,577	360,861
Chubb Ltd.	15,517	2,365,101
Cincinnati Financial Corp.	5,562	629,674
Commerce Bancshares, Inc.(b)	3,737	240,513
Community Bank System, Inc.	1,756	119,022
Community Trust Bancorp, Inc.	605	26,505
Cullen/Frost Bankers, Inc.	2,133	192,141
Eaton Vance Corp.	3,921	178,798
Erie Indemnity Co., Class A	1,573	289,857
Evercore, Inc., Class A	1,357	99,929
FactSet Research Systems, Inc.	1,302	330,083
First of Long Island Corp. (The)	840	19,690
Franklin Resources, Inc.	17,149	472,455
Globe Life, Inc.	3,715	361,581
Hanover Insurance Group, Inc. (The)	1,346	177,282
Invesco Ltd.(c)	15,996	269,053
Lazard Ltd., Class A	3,639	135,844
Mercury General Corp.	1,885	90,593
Old Republic International Corp.	10,323	230,616
People’s United Financial, Inc.	13,577	219,540
Principal Financial Group, Inc.	9,492	506,683
Prosperity Bancshares, Inc.(b)	2,351	162,266
Prudential Financial, Inc.	13,687	1,247,433
RenaissanceRe Holdings Ltd. (Bermuda)	1,503	281,332
RLI Corp.	1,525	148,413
S&P Global, Inc.	8,386	2,163,504
SEI Investments Co.	5,143	308,169
Southside Bancshares, Inc.	1,150	39,617
T. Rowe Price Group, Inc.	8,020	928,716
Tompkins Financial Corp.	514	44,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dividend AchieversTM ETF (PFM)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Financials-(continued)
Travelers Cos., Inc. (The)	8,865	$1,161,847
UMB Financial Corp.	1,671	109,049
United Bankshares, Inc.	3,469	137,164
Unum Group	7,104	195,644
W.R. Berkley Corp.	6,237	435,966
Westamerica Bancorp	918	60,606
Westwood Holdings Group, Inc.	304	9,190

		18,029,036

Health Care-9.77%
Abbott Laboratories	60,465	5,055,479
AmerisourceBergen Corp.	7,093	605,600
Atrion Corp.	63	53,136
Becton, Dickinson and Co.	9,192	2,353,152
Cardinal Health, Inc.	10,152	502,016
Chemed Corp.	543	213,893
Ensign Group, Inc. (The)	1,818	76,811
Johnson & Johnson	90,171	11,906,179
McKesson Corp.	6,296	837,368
Medtronic PLC	45,897	4,998,183
National HealthCare Corp.	521	42,816
Perrigo Co. PLC	4,632	245,589
Stryker Corp.	12,819	2,772,365
West Pharmaceutical Services, Inc.	2,511	361,182

		30,023,769

Industrials-14.09%
3M Co.	19,706	3,251,293
A.O. Smith Corp.	4,711	234,042
ABM Industries, Inc.	2,260	82,400
Brady Corp., Class A	1,678	94,539
C.H. Robinson Worldwide, Inc.	4,609	348,625
Carlisle Cos., Inc.	1,927	293,424
Caterpillar, Inc.	19,156	2,639,697
Cintas Corp.	3,490	937,658
CSX Corp.	27,177	1,909,728
Cummins, Inc.	5,373	926,735
Donaldson Co., Inc.	4,342	228,997
Dover Corp.	4,952	514,463
Emerson Electric Co.	20,943	1,469,151
Expeditors International of Washington, Inc.	5,813	424,000
Fastenal Co.	19,524	701,693
FedEx Corp.	8,883	1,356,079
Franklin Electric Co., Inc.	1,578	84,975
General Dynamics Corp.	9,835	1,738,828
Gorman-Rupp Co. (The)	890	32,877
Graco, Inc.	5,679	256,691
Healthcare Services Group, Inc.(b)	2,523	61,460
HEICO Corp.	1,832	225,959
Hillenbrand, Inc.	2,134	65,706
Hubbell, Inc.	1,853	262,570
Illinois Tool Works, Inc.	11,014	1,856,740
ITT, Inc.	2,996	178,112
J.B. Hunt Transport Services, Inc.	3,635	427,331
L3Harris Technologies, Inc.	7,602	1,568,369
Lincoln Electric Holdings, Inc.	2,103	188,366
Lindsay Corp.	368	34,743
Lockheed Martin Corp.	9,666	3,640,989
Matthews International Corp., Class A	1,072	39,643
McGrath RentCorp	826	63,032
MSA Safety, Inc.	1,318	158,252

	Shares	Value
Industrials-(continued)
MSC Industrial Direct Co., Inc., Class A	1,532	$112,158
Nordson Corp.	1,956	306,720
Northrop Grumman Corp.	5,761	2,030,637
Regal Beloit Corp.	1,428	105,743
Republic Services, Inc.	10,921	955,697
Robert Half International, Inc.	4,003	229,252
Rollins, Inc.	11,150	424,926
Roper Technologies, Inc.	3,541	1,193,175
Ryder System, Inc.	1,816	88,312
Stanley Black & Decker, Inc.	5,167	781,922
Tennant Co.	620	48,007
Toro Co. (The)	3,624	279,519
Union Pacific Corp.	24,117	3,990,399
United Technologies Corp.	29,528	4,239,630
W.W. Grainger, Inc.	1,858	573,825
Waste Management, Inc.	14,444	1,620,761

		43,277,850

Information Technology-14.71%
Accenture PLC, Class A	21,802	4,042,527
Analog Devices, Inc.	12,578	1,341,192
Automatic Data Processing, Inc.	14,776	2,397,110
Badger Meter, Inc.	992	57,338
Broadridge Financial Solutions, Inc.	3,892	487,356
Cass Information Systems, Inc.	493	28,254
International Business Machines Corp.	30,304	4,052,554
Jack Henry & Associates, Inc.	2,622	371,170
Maxim Integrated Products, Inc.	9,236	541,784
Microchip Technology, Inc.	8,105	764,220
Microsoft Corp.	88,256	12,653,263
QUALCOMM, Inc.	41,632	3,348,878
Texas Instruments, Inc.	31,945	3,769,191
Visa, Inc., Class A	59,012	10,554,886
Xilinx, Inc.	8,601	780,455

		45,190,178

Materials-3.06%
Air Products and Chemicals, Inc.	7,503	1,600,090
Albemarle Corp.(b)	3,608	219,150
AptarGroup, Inc.	2,180	257,567
Balchem Corp.	1,101	111,432
Ecolab, Inc.	9,798	1,881,902
H.B. Fuller Co.	1,733	84,570
Hawkins, Inc.	363	15,518
International Flavors & Fragrances, Inc.(b)	3,635	443,506
Nucor Corp.	10,322	555,840
PPG Industries, Inc.	8,045	1,006,590
Quaker Chemical Corp.	603	92,187
Royal Gold, Inc.	2,233	257,778
RPM International, Inc.	4,415	319,779
Sensient Technologies Corp.	1,441	90,149
Sherwin-Williams Co. (The)	3,141	1,797,657
Silgan Holdings, Inc.	3,785	116,464
Sonoco Products Co.	3,407	196,584
Stepan Co.	768	75,049
Westlake Chemical Corp.(b)	4,368	276,014

		9,397,826

Real Estate-1.54%
Digital Realty Trust, Inc.	7,094	901,222
Equity LifeStyle Properties, Inc.	6,200	433,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dividend AchieversTM ETF (PFM)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Real Estate-(continued)
Essex Property Trust, Inc.	2,238	$732,117
Federal Realty Investment Trust	2,552	347,097
National Health Investors, Inc.	1,476	126,626
National Retail Properties, Inc.	5,568	328,011
Omega Healthcare Investors, Inc.(b)	7,373	324,707
Realty Income Corp.	10,835	886,195
Tanger Factory Outlet Centers, Inc.(b)	3,185	51,342
Universal Health Realty Income Trust	468	55,799
Urstadt Biddle Properties, Inc., Class A	1,018	24,768
WP Carey, Inc.	5,815	535,329

		4,746,841

Utilities-7.47%
Alliant Energy Corp.	8,088	431,414
American States Water Co.	1,254	119,293
American Water Works Co., Inc.	6,151	758,234
Aqua America, Inc.	7,347	333,039
Atmos Energy Corp.	4,024	452,620
Black Hills Corp.	2,079	163,888
Brookfield Infrastructure Partners L.P. (Canada)	9,528	478,020
California Water Service Group	1,639	91,735
CenterPoint Energy, Inc.	17,101	497,126
Chesapeake Utilities Corp.	559	52,993
CMS Energy Corp.	9,662	617,595
Consolidated Edison, Inc.	11,309	1,042,916
Dominion Energy, Inc.	27,354	2,258,073
Duke Energy Corp.	24,808	2,338,402
Edison International	12,192	766,877
Evergy, Inc.	8,017	512,366
Eversource Energy	11,019	922,731
MDU Resources Group, Inc.	6,777	195,788
MGE Energy, Inc.	1,181	90,984
Middlesex Water Co.	564	37,929
National Fuel Gas Co.	2,939	133,166
New Jersey Resources Corp.	3,064	133,590
NextEra Energy, Inc.	16,399	3,908,538
Northwest Natural Holding Co.	1,037	71,926
NorthWestern Corp.	1,717	124,517
OGE Energy Corp.	6,816	293,497
Portland General Electric Co.	3,043	173,086

	Shares	Value
Utilities-(continued)
PPL Corp.	24,592	$823,586
SJW Group	969	70,107
South Jersey Industries, Inc.	3,146	101,175
Southern Co. (The)	35,589	2,230,007
Southwest Gas Holdings, Inc.	1,850	161,505
Spire, Inc.	1,730	145,424
UGI Corp.	5,936	282,969
WEC Energy Group, Inc.	10,740	1,013,856
Xcel Energy, Inc.	17,536	1,113,711

		22,942,683

Total Common Stocks & Other Equity Interests (Cost $221,215,688)		307,006,465

Money Market Funds-0.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $167,979)	167,979	167,979

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $221,383,667)		307,174,444

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.56%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	1,287,799	1,287,799
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	429,095	429,266

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,717,044)		1,717,065

TOTAL INVESTMENTS IN SECURITIES-100.54% (Cost $223,100,711)		308,891,509
OTHER ASSETS LESS LIABILITIES-(0.54)%		(1,659,351)

NET ASSETS-100.00%		$307,232,158

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2019.
(c)

The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2019	Dividend Income
Invesco Ltd.	$297,562	$60,290	$(9,705)	$(72,529)	$(6,565)	$269,053	$9,163

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dividend AchieversTM ETF (PFM)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Consumer Staples	20.52
Information Technology	14.71
Industrials	14.09
Health Care	9.77
Communication Services	8.24
Energy	7.52
Utilities	7.47
Consumer Discretionary	7.14
Financials	5.87
Materials	3.06
Real Estate	1.54
Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-6.47%
Verizon Communications, Inc.	70,152	$4,242,091
Walt Disney Co. (The)	9,431	1,225,276

		5,467,367

Consumer Discretionary-6.55%
Home Depot, Inc. (The)	10,360	2,430,249
McDonald’s Corp.	10,299	2,025,813
NIKE, Inc., Class B	12,106	1,084,092

		5,540,154

Consumer Staples-12.96%
Coca-Cola Co. (The)	54,387	2,960,284
Procter & Gamble Co. (The)	20,626	2,568,143
Walgreens Boots Alliance, Inc.	64,810	3,550,292
Walmart, Inc.	16,044	1,881,320

		10,960,039

Energy-10.32%
Chevron Corp.	33,786	3,923,906
Exxon Mobil Corp.	71,011	4,798,213

		8,722,119

Financials-10.88%
American Express Co.	11,036	1,294,302
Goldman Sachs Group, Inc. (The)	11,319	2,415,248
JPMorgan Chase & Co.	27,669	3,456,412
Travelers Cos., Inc. (The)	15,484	2,029,333

		9,195,295

Health Care-14.25%
Johnson & Johnson	22,978	3,034,015
Merck & Co., Inc.	31,266	2,709,512
Pfizer, Inc.	111,395	4,274,226
UnitedHealth Group, Inc.	8,021	2,026,907

		12,044,660

	Shares	Value
Industrials-13.64%
3M Co.	21,088	$3,479,309
Boeing Co. (The)	6,034	2,051,017
Caterpillar, Inc.	26,269	3,619,868
United Technologies Corp.	16,597	2,382,997

		11,533,191

Information Technology-16.54%
Apple, Inc.	6,849	1,703,757
Cisco Systems, Inc.	60,680	2,882,907
Intel Corp.	51,345	2,902,533
International Business Machines Corp.	33,781	4,517,533
Microsoft Corp.	9,871	1,415,205
Visa, Inc., Class A	3,166	566,271

		13,988,206

Materials-8.26%
Dow, Inc.	138,320	6,983,777

Total Common Stocks & Other Equity Interests (Cost $83,489,685)		84,434,808

Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(b) (Cost $32,809)	32,809	32,809

TOTAL INVESTMENTS IN SECURITIES-99.91% (Cost $83,522,494)		84,467,617
OTHER ASSETS LESS LIABILITIES-0.09%		79,935

NET ASSETS-100.00%		$84,547,552

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dow Jones Industrial Average Dividend ETF (DJD)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Information Technology	16.54

Health Care	14.25

Industrials	13.64

Consumer Staples	12.96

Financials	10.88

Energy	10.32

Materials	8.26

Consumer Discretionary	6.55

Communication Services	6.47

Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Financial Preferred ETF (PGF)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Preferred Stocks-99.75%
Banks-59.47%
Bank of America Corp.
Series LL, Pfd., 5.00%(b)	912,717	$23,685,006
Series KK, Pfd., 5.38%	1,170,368	31,143,492
Series HH, Pfd., 5.88%	886,119	24,049,270
Series EE, Pfd., 6.00%	749,211	19,659,297
Series GG, Pfd., 6.00%	1,159,756	31,603,351
Series CC, Pfd., 6.20%	951,153	24,796,559
Series Y, Pfd., 6.50%	855,683	21,871,257
BB&T Corp.
Series F, Pfd., 5.20%(b)	119,896	3,063,343
Series G, Pfd., 5.20%(b)	64,598	1,649,187
Series H, Pfd., 5.63%(b)	435,879	11,598,740
Citigroup, Inc.
Series S, Pfd., 6.30%(b)	753,249	19,765,254
Series K, Pfd., 6.88%(b)	1,091,896	30,900,657
Series J, Pfd., 7.13%	695,783	20,073,340
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%	300,000	7,488,000
Series D, Pfd., 6.35%	271,870	7,625,954
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	207,158	5,404,752
Series I, Pfd., 6.63%	439,943	12,547,174
First Republic Bank, Series I, Pfd., 5.50%	278,167	7,399,242
HSBC Holdings PLC, Series A, Pfd., 6.20%(b)	84,094	2,215,877
Huntington Bancshares, Inc., Series D, Pfd., 6.25%	575,113	15,073,712
ING Groep N.V., Pfd., 6.13%(b)	615,282	16,052,707
JPMorgan Chase & Co.
Series GG, Pfd., 4.00%	450,000	11,250,000
Series P, Pfd., 5.45%	767,636	19,221,605
Series DD, Pfd., 5.75%(b)	1,518,790	41,311,088
Series EE, Pfd., 6.00%(b)	1,293,511	36,852,128
Series AA, Pfd., 6.10%(b)	1,278,819	32,814,496
Series Y, Pfd., 6.13%(b)	1,228,031	31,081,465
Series BB, Pfd., 6.15%	1,364,312	35,076,462
KeyCorp
Series G, Pfd., 5.63%	358,002	9,594,454
Series F, Pfd., 5.65%	382,270	10,195,141
Series E, Pfd., 6.13%(b)	474,705	14,231,656
People’s United Financial, Inc., Series A, Pfd., 5.63%(b)	226,995	6,112,975
PNC Financial Services Group, Inc. (The)
Series Q, Pfd., 5.38%	152,304	3,940,104
Series P, Pfd., 6.13%	1,585,972	43,122,579
Regions Financial Corp.
Series C, Pfd., 5.70%	415,787	11,392,564
Series A, Pfd., 6.38%(b)	435,231	11,224,607
Series B, Pfd., 6.38%(b)	485,478	13,860,397
Synovus Financial Corp., Series E, Pfd., 5.88%	335,694	8,875,749
U.S. Bancorp
Pfd., 5.15%	425,953	10,836,244
Series K, Pfd., 5.50%(b)	544,729	14,783,945
Series F, Pfd., 6.50%(b)	955,679	26,147,377

	Shares	Value
Banks-(continued)
Wells Fargo & Co.
Series O, Pfd., 5.13%	50,690	$1,281,443
Pfd., 5.20%(b)	957,692	24,239,185
Series P, Pfd., 5.25%	467,607	11,844,485
Series X, Pfd., 5.50%	1,103,832	28,688,594
Series Y, Pfd., 5.63%(b)	613,347	16,173,960
Series W, Pfd., 5.70%	890,237	23,074,943
Series Q, Pfd., 5.85%(b)	1,529,378	41,186,150
Series T, Pfd., 6.00%	562,244	14,309,110
Series V, Pfd., 6.00%	857,325	22,341,889
Series R, Pfd., 6.63%(b)	729,173	21,051,225

		933,782,191

Capital Markets-16.38%
Bank of New York Mellon Corp. (The), Pfd., 5.20%	559,625	14,309,611
Charles Schwab Corp. (The)
Series D, Pfd., 5.95%(b)	665,811	17,783,812
Series C, Pfd., 6.00%(b)	567,218	15,280,853
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(b)	989,443	26,853,483
Series N, Pfd., 6.30%(b)	530,141	13,958,613
Series K, Pfd., 6.38%(b)	675,275	18,995,486
Morgan Stanley
Series K, Pfd., 5.85%	598,324	16,549,642
Series I, Pfd., 6.38%	669,828	18,855,658
Series G, Pfd., 6.63%(b)	301,507	7,679,383
Series F, Pfd., 6.88%	580,771	16,528,743
Series E, Pfd., 7.13%(b)	628,562	18,272,297
Northern Trust Corp.
Series E, Pfd., 4.70%	130,000	3,257,800
Series C, Pfd., 5.85%	361,204	9,124,013
State Street Corp.
Series C, Pfd., 5.25%	534,412	13,590,097
Series G, Pfd., 5.35%	390,010	10,814,977
Series D, Pfd., 5.90%(b)	797,582	22,013,263
Series E, Pfd., 6.00%	525,237	13,341,020

		257,208,751

Consumer Finance-6.78%
Capital One Financial Corp.
Series I, Pfd., 5.00%(b)	1,417,684	35,626,399
Series G, Pfd., 5.20%	469,702	12,029,068
Series B, Pfd., 6.00%	714,148	18,289,330
Series H, Pfd., 6.00%(b)	386,064	10,481,638
Series F, Pfd., 6.20%	460,585	12,039,692
Series C, Pfd., 6.25%	413,920	10,484,594
Series D, Pfd., 6.70%(b)	294,296	7,463,346

		106,414,067

Diversified Financial Services-0.97%
PartnerRe Ltd., Series H, Pfd., 7.25%	306,390	8,257,210
Voya Financial, Inc., Series B, Pfd., 5.35%	258,563	7,009,643

		15,266,853

Insurance-14.91%
Aegon N.V., Pfd., 6.38%	855,473	21,660,576

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Financial Preferred ETF (PGF)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Insurance-(continued)
Allstate Corp. (The)
Series H, Pfd., 5.10%	975,719	$25,593,109
Series A, Pfd., 5.63%(b)	288,683	7,624,118
Series G, Pfd., 5.63%	528,108	14,290,602
American International Group, Inc.,
Series A, Pfd., 5.85%	445,186	12,095,704
Arch Capital Group Ltd.
Series E, Pfd., 5.25%	414,883	10,579,516
Series F, Pfd., 5.45%	282,923	7,341,852
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)	237,846	6,193,510
Pfd., 5.63% (Bermuda)	215,240	5,643,593
Pfd., 5.95% (Bermuda)	252,412	6,805,028
Athene Holding Ltd.
Series B, Pfd., 5.63%	228,712	6,063,155
Series A, Pfd., 6.35%	756,297	21,259,509
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	467,827	12,083,971
Brighthouse Financial, Inc., Series A, Pfd., 6.60%	372,774	10,396,667
Enstar Group Ltd., Series D, Pfd., 7.00%	361,978	9,903,718
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	308,502	8,412,850
MetLife, Inc., Series E, Pfd., 5.63%	750,275	20,257,425
Prudential PLC
Pfd., 6.50% (United Kingdom)(b)	354,612	9,549,701
Pfd., 6.75% (United Kingdom)	202,277	5,416,978
RenaissanceRe Holdings Ltd.
Series E, Pfd., 5.38% (Bermuda)	289,767	7,325,310
Series F, Pfd., 5.75% (Bermuda)	208,266	5,625,265

		234,122,157

Thrifts & Mortgage Finance-0.86%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(b)	482,657	13,475,783

	Shares	Value
Trading Companies & Distributors-0.38%
Air Lease Corp., Series A, Pfd., 6.15%	218,669	$5,932,490

Total Preferred Stocks (Cost $1,518,783,507)		1,566,202,292

Money Market Funds-0.98%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(c) (Cost $15,327,062)	15,327,062	15,327,062

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.73% (Cost $1,534,110,569)		1,581,529,354

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.40%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d)	4,737,163	4,737,163
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(c)(d)	1,578,423	1,579,054

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,316,213)		6,316,217

TOTAL INVESTMENTS IN SECURITIES-101.13% (Cost $1,540,426,782)		1,587,845,571
OTHER ASSETS LESS LIABILITIES-(1.13)%		(17,689,100)

NET ASSETS-100.00%		$1,570,156,471

Investment Abbreviations:

Pfd.-Preferred

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Financial Preferred ETF (PGF)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Banks	59.47
Capital Markets	16.38
Insurance	14.91
Consumer Finance	6.78
Industry Types Each Less Than 3%	2.21
Money Market Funds Plus Other Assets Less Liabilities	0.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Banks-5.98%
People’s United Financial, Inc.	1,357,573	$21,951,955
Southside Bancshares, Inc.	448,079	15,436,322
United Bankshares, Inc.	398,230	15,746,014

		53,134,291

Beverages-2.44%
Coca-Cola Co. (The)	202,454	11,019,571
PepsiCo, Inc.	77,583	10,642,060

		21,661,631

Capital Markets-7.85%
Eaton Vance Corp.	299,934	13,676,990
Invesco Ltd.(b)	1,968,701	33,113,551
Lazard Ltd., Class A	613,749	22,911,250

		69,701,791

Diversified Telecommunication Services-4.74%
AT&T, Inc.	649,378	24,994,559
Verizon Communications, Inc.	283,272	17,129,458

		42,124,017

Electric Utilities-12.03%
Alliant Energy Corp.	202,707	10,812,391
Duke Energy Corp.	172,342	16,244,957
Edison International	186,251	11,715,188
Evergy, Inc.	179,126	11,447,943
OGE Energy Corp.	316,445	13,626,122
PPL Corp.	749,192	25,090,440
Southern Co. (The)	285,831	17,910,170

		106,847,211

Energy Equipment & Services-3.38%
Helmerich & Payne, Inc.	799,393	29,977,238

Food Products-6.09%
Bunge Ltd.	272,100	14,693,400
Flowers Foods, Inc.	552,479	11,999,844
General Mills, Inc.	262,296	13,340,374
Kellogg Co.	221,417	14,066,622

		54,100,240

Gas Utilities-1.58%
South Jersey Industries, Inc.	435,072	13,991,916

Health Care Providers & Services-2.27%
Cardinal Health, Inc.	408,346	20,192,710

Hotels, Restaurants & Leisure-1.29%
Cracker Barrel Old Country Store, Inc.(c)	73,516	11,431,738

Household Durables-2.49%
Leggett & Platt, Inc.	431,438	22,132,769

Household Products-1.19%
Kimberly-Clark Corp.	79,145	10,516,788

Insurance-7.27%
Mercury General Corp.	348,364	16,742,374
Old Republic International Corp.	434,299	9,702,239
Principal Financial Group, Inc.	301,781	16,109,070
Prudential Financial, Inc.	241,771	22,035,009

		64,588,692

	Shares	Value
IT Services-2.08%
International Business Machines Corp.	138,101	$18,468,247

Media-2.00%
Meredith Corp.	470,836	17,750,517

Multiline Retail-1.08%
Target Corp.	89,717	9,591,644

Multi-Utilities-8.46%
CenterPoint Energy, Inc.	591,097	17,183,190
Consolidated Edison, Inc.	147,618	13,613,332
Dominion Energy, Inc.	231,274	19,091,669
MDU Resources Group, Inc.	443,445	12,811,126
NorthWestern Corp.	170,781	12,385,038

		75,084,355

Oil, Gas & Consumable Fuels-9.07%
Chevron Corp.	134,793	15,654,859
Exxon Mobil Corp.	286,627	19,367,386
Occidental Petroleum Corp.	656,307	26,580,434
ONEOK, Inc.	271,568	18,963,593

		80,566,272

Road & Rail-2.05%
Ryder System, Inc.	373,612	18,168,752

Semiconductors & Semiconductor Equipment-3.13%
Maxim Integrated Products, Inc.	249,045	14,608,980
QUALCOMM, Inc.	163,309	13,136,576

		27,745,556

Tobacco-13.50%
Altria Group, Inc.	648,249	29,035,073
Philip Morris International, Inc.	340,040	27,692,858
Universal Corp.	465,518	25,510,386
Vector Group Ltd.(c)	3,085,493	37,643,014

		119,881,331

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $871,534,979)		887,657,706

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.39%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	9,278,566	9,278,566
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	3,091,619	3,092,855

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,371,251)		12,371,421

TOTAL INVESTMENTS IN SECURITIES-101.36% (Cost $883,906,230)		900,029,127
OTHER ASSETS LESS LIABILITIES-(1.36)%		(12,109,701)

NET ASSETS-100.00%		$887,919,426

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)–(continued)

October 31, 2019

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2019	Dividend Income
Invesco Ltd.	$27,692,812	$15,873,245	$(4,273,739)	$(3,986,380)	$(2,192,387)	$33,113,551	$759,555

(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Tobacco	13.50

Electric Utilities	12.03

Oil, Gas & Consumable Fuels	9.07

Multi-Utilities	8.46

Capital Markets	7.85

Insurance	7.27

Food Products	6.09

Banks	5.98

Diversified Telecommunication Services	4.74

Energy Equipment & Services	3.38

Semiconductors & Semiconductor Equipment	3.13

Industry Types Each Less Than 3%	18.47

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco International Dividend AchieversTM ETF (PID)

October 31, 2019

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Argentina-1.37%
Grupo Financiero Galicia S.A., ADR	847,850	$9,801,146

Brazil-1.62%
Banco Bradesco S.A., ADR	1,330,897	11,658,658

Canada-43.44%
Algonquin Power & Utilities Corp.	999,358	13,711,192
Bank of Montreal	208,270	15,409,897
Bank of Nova Scotia (The)	298,413	17,108,017
BCE, Inc.(a)	338,779	16,075,064
Brookfield Asset Management, Inc., Class A	76,823	4,244,471
Brookfield Infrastructure Partners L.P.(a)	290,762	14,587,530
CAE, Inc.	143,170	3,592,135
Canadian Imperial Bank of Commerce	224,757	19,162,782
Canadian National Railway Co.	56,828	5,078,718
Canadian Natural Resources Ltd.	609,225	15,364,655
Enbridge, Inc.	627,773	22,857,215
Fortis, Inc.(a)	258,079	10,728,344
Franco-Nevada Corp.	33,034	3,203,307
Gildan Activewear, Inc.	124,086	3,167,916
Imperial Oil Ltd.(a)	242,462	6,030,030
Magna International, Inc.	184,324	9,911,101
Manulife Financial Corp.	886,901	16,514,097
Methanex Corp.	416,154	15,784,721
Open Text Corp.	138,760	5,586,478
Pembina Pipeline Corp.	421,975	14,836,641
Ritchie Bros. Auctioneers, Inc.	153,658	6,318,417
Royal Bank of Canada	175,515	14,157,040
Suncor Energy, Inc.	342,028	10,154,811
TC Energy Corp.	267,776	13,477,166
TELUS Corp.	403,885	14,366,189
Thomson Reuters Corp.	100,912	6,787,341
Toronto-Dominion Bank (The)	236,901	13,519,940

		311,735,215

Colombia-1.20%
Bancolombia S.A., ADR	165,790	8,601,185

France-1.95%
Sanofi, ADR	303,253	13,973,898

Germany-1.65%
Fresenius Medical Care AG& Co. KGaA, ADR	187,642	6,768,247
SAP S.E., ADR(a)	38,305	5,078,477

		11,846,724

India-2.12%
HDFC Bank Ltd., ADR	36,455	2,227,036
Infosys Ltd., ADR	605,026	5,802,199
Larsen & Toubro Ltd., GDR(b)	247,400	5,220,140
Reliance Industries Ltd., GDR(b)	48,752	2,001,270

		15,250,645

Mexico-5.86%
America Movil S.A.B. de C.V., Class L, ADR	527,197	8,334,984
Grupo Aeroportuario del Pacifico, S.A.B. de C.V., ADR	200,564	20,960,944
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	77,892	12,754,815

		42,050,743

	Shares	Value
Netherlands-0.56%
ASML Holding N.V., New York Shares	15,361	$4,024,121

Russia-6.90%
Novolipetsk Steel PJSC, GDR(b)	1,242,803	24,309,227
Severstal PJSC, GDR(b)	1,847,163	25,232,246

		49,541,473

South Korea-1.75%
Samsung Electronics Co., Ltd., GDR(b)	11,774	12,574,632

Switzerland-4.05%
ABB Ltd., ADR(a)	705,976	14,818,436
Logitech International S.A.(a)	135,038	5,502,798
Novartis AG, ADR	99,731	8,720,479

		29,041,713

Taiwan-1.66%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	230,324	11,891,628

United Kingdom-17.96%
Diageo PLC, ADR	38,581	6,322,269
InterContinental Hotels Group PLC, ADR(a)	97,553	5,910,736
Linde PLC	31,400	6,228,190
Micro Focus International PLC, ADR(a)	1,212,685	16,638,038
National Grid PLC, ADR	366,448	21,389,570
Prudential PLC, ADR(a)	365,915	14,687,828
RELX PLC, ADR(a)	303,296	7,336,730
Unilever N.V., New York Shares	152,789	9,051,220
Vodafone Group PLC, ADR	930,399	18,998,748
WPP PLC, ADR(a)	357,889	22,346,589

		128,909,918

United States-7.78%
Amdocs Ltd.	82,919	5,406,319
Aon PLC	14,372	2,776,096
Brookfield Property Partners L.P.(a)	1,195,437	22,533,987
Nielsen Holdings PLC	1,055,092	21,270,655
Willis Towers Watson PLC	20,718	3,872,194

		55,859,251

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $694,583,588)		716,760,950

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.31%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d)	39,361,691	39,361,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco International Dividend AchieversTM ETF (PID)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(c)(d)	13,128,677	$13,133,929

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,495,434)		52,495,620

TOTAL INVESTMENTS IN SECURITIES-107.18% (Cost $747,079,022)		769,256,570
OTHER ASSETS LESS LIABILITIES-(7.18)%		(51,552,428)

NET ASSETS-100.00%		$717,704,142

Investment Abbreviations:

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at October 31, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2019 was $69,337,515, which represented 9.66% of the Fund’s Net Assets.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco International Dividend AchieversTM ETF (PID)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Financials	21.42
Industrials	14.51
Energy	11.80
Communication Services	11.16
Materials	10.42
Information Technology	10.10
Utilities	8.42
Health Care	4.11
Real Estate	3.14
Sector Types Each Less Than 3%	4.79
Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Assets and Liabilities

October 31, 2019

(Unaudited)

	Invesco BuyBack AchieversTM ETF (PKW)	Invesco Dividend AchieversTM ETF (PFM)	Invesco Dow Jones Industrial Average Dividend ETF ETF (DJD)	Invesco Financial Preferred ETF (PGF)	Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	Invesco International Dividend AchieversTM ETF (PID)
Assets:
Unaffiliated investments in securities, at value(a)	$1,152,286,685	$306,737,412	$84,434,808	$1,566,202,292	$854,544,155	$716,760,950
Affiliated investments in securities, at value	9,697,897	2,154,097	32,809	21,643,279	45,484,972	52,495,620
Foreign currencies, at value	-	-	-	-	-	422
Receivable for:
Dividends	797,740	490,592	90,230	5,687,988	1,503,539	1,552,687
Securities lending	9,565	227	-	46,176	2,579	42,855
Investments sold	19,495,825	35,395	-	-	-	-
Fund shares sold	-	-	-	-	907,893	-
Foreign tax reclaims	-	-	-	-	-	689,386
Other assets	1,369	309	-	2,930	197	142

Total assets	1,182,289,081	309,418,032	84,557,847	1,593,582,665	902,443,335	771,542,062

Liabilities:
Due to custodian	1,356	-	-	-	180,432	186,903
Payable for:
Investments purchased	6,935,663	-	-	15,146,750	907,530	-
Collateral upon return of securities loaned	8,021,118	1,717,044	-	6,316,213	12,371,251	52,495,434
Fund shares repurchased	12,916,856	-	-	-	-	-
Accrued unitary management fees	-	-	4,886	-	-	-
Accrued advisory fees	476,272	103,348	-	656,510	297,081	240,549
Accrued trustees’ and officer’s fees	129,207	55,982	-	182,740	72,382	114,403
Accrued expenses	981,690	309,500	5,409	1,123,981	695,233	800,631

Total liabilities	29,462,162	2,185,874	10,295	23,426,194	14,523,909	53,837,920

Net Assets	$1,152,826,919	$307,232,158	$84,547,552	$1,570,156,471	$887,919,426	$717,704,142

Net assets consist of:
Shares of beneficial interest	$1,411,883,312	$223,468,732	$82,079,603	$1,537,992,881	$924,278,672	$1,021,874,556
Distributable earnings (loss)	(259,056,393)	83,763,426	2,467,949	32,163,590	(36,359,246)	(304,170,414)

Net Assets	$1,152,826,919	$307,232,158	$84,547,552	$1,570,156,471	$887,919,426	$717,704,142

Shares outstanding (unlimited amount authorized, $0.01 par value)	17,850,000	10,400,000	2,250,000	83,550,000	48,900,000	44,550,000
Net asset value	$64.58	$29.54	$37.58	$18.79	$18.16	$16.11

Market price	$64.53	$29.47	$37.56	$18.83	$18.13	$16.09

Unaffiliated investments in securities, at cost	$1,080,512,476	$220,619,083	$83,489,685	$1,518,783,507	$831,849,591	$694,583,588

Affiliated investments in securities, at cost	$9,697,719	$2,481,628	$32,809	$21,643,275	$52,056,639	$52,495,434

Foreign currencies, at cost	$-	$-	$-	$-	$-	$419

(a) Includes securities on loan with an aggregate value of:	$7,648,870	$1,655,127	$-	$6,085,988	$12,034,278	$50,923,739

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Statements of Operations

For the six months ended October 31, 2019

(Unaudited)

	Invesco BuyBack AchieversTM ETF (PKW)	Invesco Dividend AchieversTM ETF (PFM)	Invesco Dow Jones Industrial Average Dividend ETF ETF (DJD)	Invesco Financial Preferred ETF (PGF)	Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	Invesco International Dividend AchieversTM ETF (PID)
Investment income:
Unaffiliated dividend income	$12,581,959	$3,919,698	$1,046,950	$45,728,836	$18,902,062	$20,911,765
Affiliated dividend income	12,263	12,507	692	86,230	768,718	5,747
Securities lending income	45,647	1,913	-	205,108	19,260	373,924
Foreign withholding tax	-	-	-	-	-	(2,292,039)

Total investment income	12,639,869	3,934,118	1,047,642	46,020,174	19,690,040	18,999,397

Expenses:
Unitary management fees	-	-	25,704	-	-	-
Advisory fees	2,936,380	603,525	-	3,737,725	1,707,222	1,481,017
Sub-licensing fees	587,337	150,898	-	706,507	426,847	370,293
Accounting & administration fees	57,938	22,872	-	67,164	38,757	41,926
Custodian & transfer agent fees	12,709	7,461	-	19,963	4,516	47,759
Trustees’ and officer’s fees	10,220	5,265	-	13,412	8,085	8,737
Proxy fees	13,494	7,182	5,409	16,262	11,240	10,615
Other expenses	64,901	30,745	-	78,119	50,732	72,721

Total expenses	3,682,979	827,948	31,113	4,639,152	2,247,399	2,033,068

Less: Waivers	(1,118)	(314)	(63)	(8,003)	(811)	(593)

Net expenses	3,681,861	827,634	31,050	4,631,149	2,246,588	2,032,475

Net investment income	8,958,008	3,106,484	1,016,592	41,389,025	17,443,452	16,966,922

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(100,181)	33,735	(254,622)	(3,287,307)	(8,376,281)	(11,089,098)
Affiliated investment securities	-	(6,250)	-	-	(2,192,387)	-
Unaffiliated in-kind redemptions	28,526,796	3,854,398	2,370,497	4,917,497	23,996,890	21,816,767
Affiliated in-kind redemptions	-	(315)	-	-	-	-
Foreign currencies	-	-	-	-	-	260

Net realized gain	28,426,615	3,881,568	2,115,875	1,630,190	13,428,222	10,727,929

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(25,746,573)	6,906,582	(1,436,031)	30,543,308	(13,541,207)	(23,992,584)
Affiliated investment securities	178	(72,508)	-	4	(3,986,210)	186
Foreign currencies	-	-	-	-	-	(376)

Change in unrealized appreciation (depreciation)	(25,746,395)	6,834,074	(1,436,031)	30,543,312	(17,527,417)	(23,992,774)

Net realized and unrealized gain (loss)	2,680,220	10,715,642	679,844	32,173,502	(4,099,195)	(13,264,845)

Net increase in net assets resulting from operations	$11,638,228	$13,822,126	$1,696,436	$73,562,527	$13,344,257	$3,702,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Statements of Changes in Net Assets

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco BuyBack AchieversTM ETF (PKW)		Invesco Dividend AchieversTM ETF (PFM)
	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019
Operations:
Net investment income	$8,958,008	$16,001,554	$3,106,484	$6,657,634
Net realized gain (loss)	28,426,615	991,402	3,881,568	25,698,818
Change in net unrealized appreciation (depreciation)	(25,746,395)	118,531,883	6,834,074	11,171,968

Net increase in net assets resulting from operations	11,638,228	135,524,839	13,822,126	43,528,420

Distributions to Shareholders from:
Distributable earnings	(9,479,227)	(15,899,340)	(3,300,856)	(6,637,686)

Shareholder Transactions:
Proceeds from shares sold	129,862,605	1,084,354,865	5,771,602	52,293,807
Value of shares repurchased	(292,598,239)	(1,202,800,609)	(8,535,712)	(74,719,434)

Net increase (decrease) in net assets resulting from share transactions	(162,735,634)	(118,445,744)	(2,764,110)	(22,425,627)

Net increase (decrease) in net assets	(160,576,633)	1,179,755	7,757,160	14,465,107

Net assets:
Beginning of period	1,313,403,552	1,312,223,797	299,474,998	285,009,891

End of period	$1,152,826,919	$1,313,403,552	$307,232,158	$299,474,998

Changes in Shares Outstanding:
Shares sold	2,050,000	18,500,000	200,000	1,950,000
Shares repurchased	(4,850,000)	(20,900,000)	(300,000)	(2,750,000)
Shares outstanding, beginning of period	20,650,000	23,050,000	10,500,000	11,300,000

Shares outstanding, end of period	17,850,000	20,650,000	10,400,000	10,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Dow Jones Industrial Average Dividend ETF (DJD)		Invesco Financial Preferred ETF (PGF)		Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019

$1,016,592	$1,054,711	$41,389,025	$79,184,893	$17,443,452	$27,246,161
2,115,875	7,333,167	1,630,190	(5,202,073)	13,428,222	1,785,527
(1,436,031)	2,541,208	30,543,312	6,995,137	(17,527,417)	49,421,294

1,696,436	10,929,086	73,562,527	80,977,957	13,344,257	78,452,982

(1,008,611)	(954,129)	(37,723,042)	(82,129,730)	(17,144,792)	(29,155,112)

35,388,984	160,409,817	237,832,980	265,291,213	164,341,319	308,878,877
(25,496,736)	(111,411,587)	(89,289,469)	(443,394,426)	(106,844,996)	(287,352,611)

9,892,248	48,998,230	148,543,511	(178,103,213)	57,496,323	21,526,266

10,580,073	58,973,187	184,382,996	(179,254,986)	53,695,788	70,824,136

73,967,479	14,994,292	1,385,773,475	1,565,028,461	834,223,638	763,399,502

$84,547,552	$73,967,479	$1,570,156,471	$1,385,773,475	$887,919,426	$834,223,638

950,000	4,750,000	12,750,000	14,750,000	9,050,000	17,650,000
(700,000)	(3,200,000)	(4,800,000)	(24,600,000)	(5,850,000)	(16,550,000)
2,000,000	450,000	75,600,000	85,450,000	45,700,000	44,600,000

2,250,000	2,000,000	83,550,000	75,600,000	48,900,000	45,700,000

23

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco International Dividend AchieversTM ETF (PID)
	Six Months Ended October 31, 2019	Year Ended April 30, 2019
Operations:
Net investment income	$16,966,922	$28,268,873
Net realized gain	10,727,929	19,983,196
Change in net unrealized appreciation (depreciation)	(23,992,774)	(308,232)

Net increase in net assets resulting from operations	3,702,077	47,943,837

Distributions to Shareholders from:
Distributable earnings	(19,947,076)	(26,698,616)

Shareholder Transactions:
Proceeds from shares sold	63,151,323	118,365,179
Value of shares repurchased	(95,485,256)	(236,205,371)

Net increase (decrease) in net assets resulting from share transactions	(32,333,933)	(117,840,192)

Net increase (decrease) in net assets	(48,578,932)	(96,594,971)

Net assets:
Beginning of period	766,283,074	862,878,045

End of period	$717,704,142	$766,283,074

Changes in Shares Outstanding:
Shares sold	3,850,000	7,500,000
Shares repurchased	(5,900,000)	(15,100,000)
Shares outstanding, beginning of period	46,600,000	54,200,000

Shares outstanding, end of period	44,550,000	46,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Financial Highlights

Invesco BuyBack AchieversTM ETF (PKW)

	Six Months Ended October 31, 2019		Years Ended April 30,
	(Unaudited)		2019	2018	2017	2016		2015
Per Share Operating Performance:
Net asset value at beginning of period	$63.60		$56.93	$52.20	$45.67	$48.78		$43.42

Net investment income(a)	0.48		0.73	0.55	0.51	0.56		0.51
Net realized and unrealized gain (loss) on investments	1.02		6.67	4.64	6.70	(3.08)		5.38

Total from investment operations	1.50		7.40	5.19	7.21	(2.52)		5.89

Distributions to shareholders from:
Net investment income	(0.52)		(0.73)	(0.46)	(0.68)	(0.59)		(0.53)

Net asset value at end of period	$64.58		$63.60	$56.93	$52.20	$45.67		$48.78

Market price at end of period(b)	$64.53		$63.62	$56.95	$52.19	$45.65		$48.77

Net Asset Value Total Return(c)	2.38%		13.16%	9.95%	15.92%	(5.18)%		13.63%
Market Price Total Return(c)	2.27%		13.16%	10.02%	15.96%	(5.20)%		13.61%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,152,827		$1,313,404	$1,312,224	$1,362,381	$1,639,434		$2,970,924
Ratio to average net assets of:
Expenses	0.63	%(d)	0.62%	0.63%	0.63%	0.63	%(e)	0.63	%(e)
Net investment income	1.53	%(d)	1.25%	0.99%	1.05%	1.21%		1.09%
Portfolio turnover rate(f)	3%		76%	66%	57%	53%		68%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Financial Highlights–(continued)

Invesco Dividend AchieversTM ETF (PFM)

	Six Months Ended October 31, 2019		Years Ended April 30,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$28.52		$25.22	$23.96	$21.75	$21.42	$20.50

Net investment income(a)	0.30		0.59	0.54	0.50	0.49	0.44
Net realized and unrealized gain on investments	1.04		3.29	1.24	2.25	0.33	0.90

Total from investment operations	1.34		3.88	1.78	2.75	0.82	1.34

Distributions to shareholders from:
Net investment income	(0.32)		(0.58)	(0.52)	(0.54)	(0.49)	(0.42)

Net asset value at end of period	$29.54		$28.52	$25.22	$23.96	$21.75	$21.42

Market price at end of period(b)	$29.47		$28.52	$25.24	$23.99	$21.75	$21.40

Net Asset Value Total Return(c)	4.71%		15.63%	7.42%	12.80%	3.98%	6.54%
Market Price Total Return(c)	4.46%		15.53%	7.37%	12.94%	4.08%	6.44%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$307,232		$299,475	$285,010	$313,895	$287,052	$343,819
Ratio to average net assets of:
Expenses	0.55	%(d)	0.54%	0.55%	0.55%	0.55%	0.55%
Net investment income	2.06	%(d)	2.22%	2.15%	2.17%	2.35%	2.07%
Portfolio turnover rate(e)	1%		13%	5%	6%	7%	20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Financial Highlights–(continued)

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Eight Months Ended April 30, 2018		Year Ended August 31, 2017	For the Period December 16, 2016(a) Through August 31, 2016
Per Share Operating Performance:
Net asset value at beginning of period	$36.98		$33.32	$31.07		$27.55	$25.35

Net investment income(b)	0.51		0.91	0.49		0.83	0.53
Net realized and unrealized gain on investments	0.61		3.74	2.37		3.55	2.05

Total from investment operations	1.12		4.65	2.86		4.38	2.58

Distributions to shareholders from:
Net investment income	(0.52)		(0.99)	(0.53)		(0.86)	(0.38)
Net realized gains	-		-	(0.08)		-	-

Total distributions	(0.52)		(0.99)	(0.61)		(0.86)	(0.38)

Net asset value at end of period	$37.58		$36.98	$33.32		$31.07	$27.55

Market price at end of period	$37.56	(c)	$37.02 (c)	$33.35	(c)	$31.10	$27.52

Net Asset Value Total Return(d)	3.05%		14.24%	9.23%		16.13%	10.27%
Market Price Total Return(d)	2.88%		14.25%	9.22%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$84,548		$73,967	$14,994		$10,875	$2,755
Ratio to average net assets of:
Expenses, after Waivers	0.08	%(e)	0.09%	0.30	%(f)	0.30%	0.30	%(f)
Expenses, prior to Waivers	0.08	%(e)	0.10%	0.30	%(f)	0.30%	0.30	%(f)
Net investment income	2.78	%(e)	2.62%	2.25	%(f)	2.80%	2.86	%(f)
Portfolio turnover rate(g)	14%		20%	19%		3%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Financial Highlights–(continued)

Invesco Financial Preferred ETF (PGF)

	Six Months Ended October 31, 2019		Years Ended April 30,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$18.33		$18.32	$18.87	$18.80	$18.45	$17.99

Net investment income(a)	0.52		0.97	0.99	1.03	1.06	1.07
Net realized and unrealized gain (loss) on investments	0.41		0.05	(0.53)	0.07	0.36	0.45

Total from investment operations	0.93		1.02	0.46	1.10	1.42	1.52

Distributions to shareholders from:
Net investment income	(0.47)		(1.01)	(1.01)	(1.03)	(1.07)	(1.06)

Net asset value at end of period	$18.79		$18.33	$18.32	$18.87	$18.80	$18.45

Market price at end of period(b)	$18.83		$18.35	$18.31	$18.87	$18.83	$18.46

Net Asset Value Total Return(c)	5.12%		5.79%	2.43%	6.06%	8.01%	8.73%
Market Price Total Return(c)	5.23%		5.97%	2.37%	5.89%	8.12%	8.85%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,570,156		$1,385,773	$1,565,028	$1,672,911	$1,636,378	$1,471,716
Ratio to average net assets of:
Expenses	0.62	%(d)	0.62%	0.63%	0.63%	0.63%	0.63%
Net investment income	5.54	%(d)	5.35%	5.26%	5.48%	5.76%	5.87%
Portfolio turnover rate(e)	13%		21%	5%	8%	13%	9%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights–(continued)

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

	Six Months Ended October 31, 2019		Years Ended April 30,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$18.25		$17.12	$17.01	$14.90	$13.45	$12.32

Net investment income(a)	0.37		0.63	0.62	0.52	0.48	0.43
Net realized and unrealized gain (loss) on investments	(0.10)		1.17	0.14	2.12	1.46	1.13

Total from investment operations	0.27		1.80	0.76	2.64	1.94	1.56

Distributions to shareholders from:
Net investment income	(0.36)		(0.67)	(0.65)	(0.53)	(0.49)	(0.43)

Net asset value at end of period	$18.16		$18.25	$17.12	$17.01	$14.90	$13.45

Market price at end of period(b)	$18.13		$18.26	$17.12	$17.02	$14.91	$13.45

Net Asset Value Total Return(c)	1.53%		10.79%	4.48%	17.95%	14.92%	12.89%
Market Price Total Return(c)	1.30%		10.86%	4.42%	17.94%	14.99%	12.89%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$887,919		$834,224	$763,400	$984,725	$737,783	$537,324
Ratio to average net assets of:
Expenses	0.53	%(d)	0.53%	0.54%	0.54%	0.54%	0.54%
Net investment income	4.09	%(d)	3.58%	3.63%	3.23%	3.62%	3.29%
Portfolio turnover rate(e)	14%		50%	38%	49%	59%	45%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights–(continued)

Invesco International Dividend AchieversTM ETF (PID)

	Six Months Ended October 31, 2019		Years Ended April 30,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$16.44		$15.92	$15.09	$14.66	$18.42	$18.56

Net investment income(a)	0.37		0.58	0.56	0.44	0.56	0.51
Net realized and unrealized gain (loss) on investments	(0.26)		0.48	0.87	0.56	(3.78)	(0.17)

Total from investment operations	0.11		1.06	1.43	1.00	(3.22)	0.34

Distributions to shareholders from:
Net investment income	(0.44)		(0.54)	(0.60)	(0.57)	(0.54)	(0.48)

Net asset value at end of period	$16.11		$16.44	$15.92	$15.09	$14.66	$18.42

Market price at end of period(b)	$16.09		$16.45	$15.91	$15.09	$14.65	$18.43

Net Asset Value Total Return(c)	0.62%		6.99%	9.57%	7.12%	(17.53)%	1.83%
Market Price Total Return(c)	0.44%		7.13%	9.50%	7.19%	(17.63)%	1.77%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$717,704		$766,283	$862,878	$811,780	$701,684	$1,571,846
Ratio to average net assets of:
Expenses	0.55	%(d)	0.54%	0.55%	0.56%	0.58%	0.55%
Net investment income	4.58	%(d)	3.70%	3.52%	3.01%	3.62%	2.77%
Portfolio turnover rate(e)	13%		47%	55%	61%	61%	66%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2019

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco BuyBack AchieversTM ETF (PKW)	“BuyBack AchieversTM ETF”
Invesco Dividend AchieversTM ETF (PFM)	“Dividend AchieversTM ETF”
Invesco Dow Jones Industrial Average Dividend ETF (DJD)	“Dow Jones Industrial Average Dividend ETF”
Invesco Financial Preferred ETF (PGF)	“Financial Preferred ETF”
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	“High Yield Equity Dividend AchieversTM ETF”
Invesco International Dividend AchieversTM ETF (PID)	“International Dividend AchieversTM ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market, except for Shares of Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF, which are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
BuyBack AchieversTM ETF	NASDAQ US BuyBack AchieversTM Index
Dividend AchieversTM ETF	NASDAQ US Broad Dividend AchieversTM Index
Dow Jones Industrial Average Dividend ETF	Dow Jones Industrial Average Yield Weighted
Financial Preferred ETF	Wells Fargo® Hybrid and Preferred Securities Financial Index
High Yield Equity Dividend AchieversTM ETF	NASDAQ US Dividend AchieversTM 50 Index
International Dividend AchieversTM ETF	NASDAQ International Dividend AchieversTM Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

31

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each

32

Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s NAV and possibly face trading halts and/or delisting. This risk may be heightened for a Fund if it invests in non-U.S. securities, which may have lower trading volumes.

Dividend Paying Security Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Financial Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Foreign Investment Risk. For certain Funds, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be exacerbated in emerging market countries. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payment of interest and principal. The values of junk bond often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying

33

and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Sampling Risk. A Fund’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities that a Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Certain Funds invest in securities of small- and mid- capitalization companies, which involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund (except for Financial Preferred ETF and High Yield Equity Dividend Achievers™ ETF, which declare and pay dividends from net investment income, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s

34

taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for Dow Jones Industrial Average Dividend ETF) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

Dow Jones Industrial Average Dividend ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Securities Lending - Each Fund may participate in securities lending. Each Fund may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the

35

risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except Dow Jones Industrial Average Dividend ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.40% of the Fund’s average daily net assets, except for BuyBack AchieversTM ETF and Financial Preferred ETF, each of which accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

Pursuant to another Investment Advisory Agreement, Dow Jones Industrial Average Dividend ETF accrues daily and pays monthly to the Adviser, as compensation for its services, an annual unitary management fee of 0.07% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Dow Jones Industrial Average Dividend ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Dow Jones Industrial Average Dividend ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except for BuyBack Achievers™ ETF and Financial Preferred ETF) from exceeding 0.50% of the Fund’s average daily net assets per year (0.60% of the Fund’s average daily net assets per year for BuyBack Achievers™ ETF and Financial Preferred ETF) (the “Expense Cap”), through at least August 31, 2021. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2021. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. For each Fund (excluding the Dow Jones Industrial Average Dividend ETF), the Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap.

Further, through August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2019, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

BuyBack AchieversTM ETF	$1,118

Dividend AchieversTM ETF	314

Dow Jones Industrial Average Dividend ETF	63

Financial Preferred ETF	8,003

High Yield Equity Dividend AchieversTM ETF	811

International Dividend AchieversTM ETF	593

The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the six-month period ended October 31, 2019, there were no amounts available for potential recapture by the Adviser under the Expense Agreement.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

BuyBack AchieversTM ETF	Nasdaq, Inc.

Dividend AchieversTM ETF	Nasdaq, Inc.

Dow Jones Industrial Average Dividend ETF	S&P Dow Jones Indices LLC

Financial Preferred ETF	Wells Fargo & Company

High Yield Equity Dividend AchieversTM ETF	Nasdaq, Inc.

International Dividend AchieversTM ETF	Nasdaq, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for Dow Jones Industrial Average Dividend ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2019, which expire as follows:

	No expiration
	Short-Term	Long-Term	Total*

BuyBack AchieversTM ETF	$246,203,824	$92,363,487	$338,567,311

Dividend AchieversTM ETF	384,638	2,811,852	3,196,490

Dow Jones Industrial Average Dividend ETF	229,761	306,183	535,944

Financial Preferred ETF	3,095,153	14,480,418	17,575,571

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	No expiration
	Short-Term	Long-Term	Total*
High Yield Equity Dividend AchieversTM ETF	$-	$50,777,099	$50,777,099
International Dividend AchieversTM ETF	145,230,681	185,179,108	330,409,789

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six-month period ended October 31, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
BuyBack AchieversTM ETF	$29,261,182	$29,762,036
Dividend AchieversTM ETF	4,732,254	4,216,283
Dow Jones Industrial Average Dividend ETF	10,029,107	10,940,295
Financial Preferred ETF	209,363,620	194,678,290
High Yield Equity Dividend AchieversTM ETF	119,353,453	117,769,619
International Dividend AchieversTM ETF	98,318,971	98,439,951

For the six-month period ended October 31, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
BuyBack AchieversTM ETF	$129,811,055	$292,961,906
Dividend AchieversTM ETF	5,767,745	9,210,327
Dow Jones Industrial Average Dividend ETF	35,346,479	24,526,952
Financial Preferred ETF	215,425,884	85,853,319
High Yield Equity Dividend AchieversTM ETF	163,680,084	106,227,434
International Dividend AchieversTM ETF	63,151,135	94,954,132

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
BuyBack AchieversTM ETF	$110,363,895	$(61,163,324)	$49,200,571	$1,112,784,011
Dividend AchieversTM ETF	92,500,913	(10,030,705)	82,470,208	226,421,301
Dow Jones Industrial Average Dividend ETF	3,778,537	(3,020,036)	758,501	83,709,116
Financial Preferred ETF	52,067,562	(7,455,781)	44,611,781	1,543,233,790
High Yield Equity Dividend AchieversTM ETF	64,927,063	(64,171,029)	756,034	899,273,093
International Dividend AchieversTM ETF	58,889,356	(46,794,636)	12,094,720	757,161,850

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Dow Jones Industrial Average Dividend ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

38

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

39

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Dow Jones Industrial Average Dividend ETF), you incur advisory fees and other Fund expenses. As a shareholder of the Dow Jones Industrial Average Dividend ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2019 through October 31, 2019.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco BuyBack AchieversTM ETF (PKW)

Actual	$1,000.00	$1,023.80	0.63%	$3.20

Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.63	3.20
Invesco Dividend AchieversTM ETF (PFM)

Actual	1,000.00	1,047.10	0.55	2.83

Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.55	2.80
Invesco Dow Jones Industrial Average Dividend ETF (DJD)

Actual	1,000.00	1,030.50	0.08	0.41

Hypothetical (5% return before expenses)	1,000.00	1,024.73	0.08	0.41
Invesco Financial Preferred ETF (PGF)

Actual	1,000.00	1,051.20	0.62	3.20

Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.62	3.15
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

Actual	1,000.00	1,015.30	0.53	2.68

Hypothetical (5% return before expenses)	1,000.00	1,022.47	0.53	2.69

40

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco International Dividend AchieversTM ETF (PID)

Actual	$1,000.00	$1,006.20	0.55%	$2.77

Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.55	2.80

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

41

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Invesco Exchange-Traded Fund Trust was held on August 19, 2019. The Meeting was held for the following purpose:

(1).	To elect ten (10) trustees to the Board of Trustees of the Trust.

The results of the voting on the above matter was as follows:

Matter		Votes For	Votes Withheld
(1).	Ronn R. Bagge	728,737,753.65	22,013,719.89
	Todd J. Barre	736,212,431.57	14,539,041.97
	Kevin M. Carome	735,406,511.30	15,344,962.24
	Edmund P. Giambastiani, Jr.	734,022,540.17	16,728,933.36
	Victoria J. Herget	736,579,144.26	14,172,329.27
	Marc M. Kole	728,485,556.55	22,265,916.99
	Yung Bong Lim	735,944,320.11	14,807,153.42
	Joanne Pace	735,925,022.32	14,826,451.22
	Gary R. Wicker	735,241,254.75	15,510,218.79
	Donald H. Wilson	728,014,927.08	22,736,546.45

42

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

October 31, 2019

PBE	Invesco Dynamic Biotechnology & Genome ETF

PKB	Invesco Dynamic Building & Construction ETF

PXE	Invesco Dynamic Energy Exploration & Production ETF

PBJ	Invesco Dynamic Food & Beverage ETF

PEJ	Invesco Dynamic Leisure and Entertainment ETF

PBS	Invesco Dynamic Media ETF

PXQ	Invesco Dynamic Networking ETF

PXJ	Invesco Dynamic Oil & Gas Services ETF

PJP	Invesco Dynamic Pharmaceuticals ETF

PMR	invesco Dynamic Retail ETF

PSI	Invesco Dynamic Semiconductors ETF

PSJ	Invesco Dynamic Software ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco Dynamic Biotechnology & Genome ETF (PBE)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Biotechnology-97.40%
Alexion Pharmaceuticals, Inc.(b)	98,252	$10,355,761
Alkermes PLC(b)	286,393	5,593,255
Amgen, Inc.	53,246	11,354,709
Arena Pharmaceuticals, Inc.(b)	111,548	5,434,061
Arrowhead Pharmaceuticals, Inc.(b)(c)	172,443	6,906,342
Biogen, Inc.(b)	50,059	14,953,124
Celgene Corp.(b)	113,488	12,260,109
Coherus Biosciences, Inc.(b)	274,743	4,772,286
Emergent BioSolutions, Inc.(b)	141,644	8,096,371
Enanta Pharmaceuticals, Inc.(b)	84,287	5,131,393
Exelixis, Inc.(b)	308,592	4,767,746
FibroGen, Inc.(b)	131,252	5,138,516
Genomic Health, Inc.(b)	79,895	5,327,399
Gilead Sciences, Inc.	172,876	11,013,930
Halozyme Therapeutics, Inc.(b)	365,432	5,598,418
Incyte Corp.(b)	133,683	11,218,677
Ironwood Pharmaceuticals, Inc.(b)	644,997	6,475,770
Myriad Genetics, Inc.(b)	257,556	8,671,910
Natera, Inc.(b)	183,611	7,072,696
Neurocrine Biosciences, Inc.(b)	112,422	11,184,865
Portola Pharmaceuticals, Inc.(b)(c)	204,330	5,907,180
Radius Health, Inc.(b)	226,844	6,451,443
Repligen Corp.(b)	64,632	5,137,598
United Therapeutics Corp.(b)	72,663	6,528,044
Vanda Pharmaceuticals, Inc.(b)	426,339	5,759,840
Veracyte, Inc.(b)	222,233	5,095,803
Vertex Pharmaceuticals, Inc.(b)	61,576	12,036,876
Voyager Therapeutics, Inc.(b)	325,996	5,017,078
Xencor, Inc.(b)	160,775	5,500,113

		218,761,313

	Shares	Value
Pharmaceuticals-2.64%
Nektar Therapeutics(b)(c)	346,277	$5,929,994

Total Common Stocks & Other Equity Interests (Cost $222,168,573)		224,691,307

Money Market Funds-0.09%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $213,641)	213,641	213,641

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $222,382,214)		224,904,948

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.68%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	2,826,751	2,826,751
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	941,874	942,250

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,769,001)		3,769,001

TOTAL INVESTMENTS IN SECURITIES-101.81% (Cost $226,151,215)		228,673,949
OTHER ASSETS LESS LIABILITIES-(1.81)%		(4,066,233)

NET ASSETS-100.00%		$224,607,716

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Biotechnology	97.40
Pharmaceuticals	2.64
Money Market Funds Plus Other Assets Less Liabilities	(0.04)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dynamic Building & Construction ETF (PKB)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Building Products-18.17%
American Woodmark Corp.(b)	35,758	$3,545,763
Armstrong World Industries, Inc.	31,253	2,923,093
Johnson Controls International PLC	126,438	5,478,558
Lennox International, Inc.	21,383	5,289,299
Universal Forest Products, Inc.	75,035	3,778,763

		21,015,476

Construction & Engineering-15.36%
Construction Partners, Inc.(b)	181,878	3,113,751
EMCOR Group, Inc.	34,350	3,012,839
Great Lakes Dredge & Dock Corp.(b)	273,682	2,942,082
Jacobs Engineering Group, Inc.	61,383	5,744,221
MasTec, Inc.(b)	46,843	2,948,298

		17,761,191

Construction Machinery & Heavy Trucks-3.11%
Oshkosh Corp.	42,129	3,596,974

Construction Materials-4.82%
Martin Marietta Materials, Inc.	21,277	5,572,659

Environmental & Facilities Services-2.75%
Tetra Tech, Inc.	36,419	3,185,570

Homebuilding-42.72%
Cavco Industries, Inc.(b)	16,361	3,135,586
D.R. Horton, Inc.	109,373	5,727,864
Installed Building Products, Inc.(b)	51,923	3,386,418
LGI Homes, Inc.(b)	36,743	2,883,591
M.D.C. Holdings, Inc.	78,761	3,048,838
M/I Homes, Inc.(b)	80,885	3,573,499
Meritage Homes Corp.(b)	45,305	3,266,037

	Shares	Value
Homebuilding-(continued)
NVR, Inc.(b)	1,484	$5,396,700
PulteGroup, Inc.	160,000	6,278,400
Skyline Champion Corp.(b)	106,305	3,000,990
Taylor Morrison Home Corp., Class A(b)	124,973	3,130,574
Toll Brothers, Inc.	81,355	3,235,488
TopBuild Corp.(b)	32,120	3,338,232

		49,402,217

Industrial Conglomerates-2.73%
Carlisle Cos., Inc.	20,757	3,160,668

Industrial Machinery-7.97%
Ingersoll-Rand PLC	44,840	5,689,748
SPX Corp.(b)	77,412	3,525,342

		9,215,090

Specialized Consumer Services-2.41%
frontdoor, Inc.(b)	57,737	2,784,656

Total Common Stocks & Other Equity Interests (Cost $98,979,039)		115,694,501

Money Market Funds-0.16%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(c) (Cost $183,215)	183,215	183,215

TOTAL INVESTMENTS IN SECURITIES-100.20% (Cost $99,162,254)		115,877,716
OTHER ASSETS LESS LIABILITIES-(0.20)%		(226,124)

NET ASSETS-100.00%		$115,651,592

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Homebuilding	42.72
Building Products	18.17
Construction & Engineering	15.36
Industrial Machinery	7.97
Construction Materials	4.82
Construction Machinery & Heavy Trucks	3.11
Sub-Industry Types Each Less Than 3%	7.89
Money Market Funds Plus Other Assets Less Liabilities	(0.04)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dynamic Energy Exploration & Production ETF (PXE)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Oil & Gas Exploration & Production-71.17%
Berry Petroleum Corp.	84,986	$798,019
Cabot Oil & Gas Corp.	40,682	758,313
Callon Petroleum Co.(b)(c)	160,168	608,638
Comstock Resources, Inc.(b)(c)	121,941	834,077
ConocoPhillips	24,558	1,355,602
Devon Energy Corp.	56,974	1,155,433
EOG Resources, Inc.	17,244	1,195,182
EQT Corp.	64,947	697,531
Geopark Ltd. (Colombia)(b)(c)	40,714	742,623
Kosmos Energy Ltd. (Ghana)	109,318	677,772
Marathon Oil Corp.	105,263	1,213,682
Matador Resources Co.(b)	44,044	612,652
Murphy Oil Corp.	37,764	779,071
Noble Energy, Inc.	56,376	1,085,802
Northern Oil and Gas, Inc.(b)	361,768	709,065
Parsley Energy, Inc., Class A	38,903	615,056
PDC Energy, Inc.(b)	21,775	434,411
Pioneer Natural Resources Co.	10,409	1,280,515
SM Energy Co.	69,903	548,040
Southwestern Energy Co.(b)	401,446	822,964
SRC Energy, Inc.(b)	137,075	427,674
Talos Energy, Inc.(b)	35,380	761,731
WPX Energy, Inc.(b)	64,448	643,191

		18,757,044

Oil & Gas Refining & Marketing-28.80%
CVR Energy, Inc.	17,949	851,142
Delek US Holdings, Inc.	21,555	861,122
HollyFrontier Corp.	15,693	862,173
Marathon Petroleum Corp.	26,441	1,690,902
Par Pacific Holdings, Inc.(b)	32,003	724,868
PBF Energy, Inc., Class A	29,244	943,996
Valero Energy Corp.	17,064	1,654,867

		7,589,070

Total Common Stocks & Other Equity Interests (Cost $31,471,568)		26,346,114

	Shares	Value
Money Market Funds-0.27%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $71,689)	71,689	$71,689

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.24% (Cost $31,543,257)		26,417,803

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.38%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	435,591	435,591
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	190,048	190,124

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $625,715)		625,715

TOTAL INVESTMENTS IN SECURITIES-102.62% (Cost $32,168,972)		27,043,518
OTHER ASSETS LESS LIABILITIES-(2.62)%		(690,315)

NET ASSETS-100.00%		$26,353,203

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dynamic Energy Exploration & Production ETF (PXE)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Oil & Gas Exploration & Production	71.17
Oil & Gas Refining & Marketing	28.80
Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dynamic Food & Beverage ETF (PBJ)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Agricultural Products-2.92%
Bunge Ltd.	38,445	$2,076,030

Brewers-2.45%
Boston Beer Co., Inc. (The), Class A(b)	4,636	1,735,997

Distributors-2.66%
Core-Mark Holding Co., Inc.	61,751	1,884,640

Fertilizers & Agricultural Chemicals-2.53%
Corteva, Inc.	68,091	1,796,241

Food Distributors-5.39%
Performance Food Group Co.(b)	43,263	1,843,436
US Foods Holding Corp.(b)	50,074	1,986,436

		3,829,872

Food Retail-2.91%
Ingles Markets, Inc., Class A	52,341	2,063,806

Packaged Foods & Meats-38.49%
Campbell Soup Co.	46,709	2,163,094
Flowers Foods, Inc.	88,883	1,930,539
Hershey Co. (The)	23,475	3,447,773
J&J Snack Foods Corp.	10,579	2,018,050
John B. Sanfilippo & Son, Inc.	21,828	2,316,387
Mondelez International, Inc., Class A	67,091	3,518,923
Pilgrim’s Pride Corp.(b)	66,371	2,015,024
Sanderson Farms, Inc.	13,695	2,120,123
Seaboard Corp.	490	2,067,354
Simply Good Foods Co. (The)(b)	67,388	1,653,701
Tootsie Roll Industries, Inc.(c)	55,018	1,886,017
TreeHouse Foods, Inc.(b)	40,745	2,201,045

		27,338,030

Restaurants-21.82%
Chipotle Mexican Grill, Inc.(b)	2,398	1,866,028
Jack in the Box, Inc.	23,842	2,003,205
McDonald’s Corp.	16,816	3,307,707
Starbucks Corp.	37,961	3,209,982
Yum China Holdings, Inc. (China)	44,628	1,896,690
Yum! Brands, Inc.	31,616	3,215,663

		15,499,275

	Shares	Value
Soft Drinks-20.80%
Coca-Cola Co. (The)	67,372	$3,667,058
Coca-Cola Consolidated, Inc.	5,837	1,601,439
Coca-Cola European Partners PLC (United Kingdom)	36,098	1,931,604
Keurig Dr Pepper, Inc.(c)	136,154	3,834,097
PepsiCo, Inc.	27,266	3,740,077

		14,774,275

Total Common Stocks & Other Equity Interests (Cost $65,812,052)		70,998,166

Money Market Funds-0.26%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $180,359)	180,359	180,359

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.23% (Cost $65,992,411)		71,178,525

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.92%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	2,089,519	2,089,519
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	696,228	696,506

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,786,025)		2,786,025

TOTAL INVESTMENTS IN SECURITIES-104.15% (Cost $68,778,436)		73,964,550
OTHER ASSETS LESS LIABILITIES-(4.15)%		(2,943,859)

NET ASSETS-100.00%		$71,020,691

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dynamic Food & Beverage ETF (PBJ)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets)
as of October 31, 2019

Packaged Foods & Meats	38.49
Restaurants	21.82
Soft Drinks	20.80
Food Distributors	5.39
Sub-Industry Types Each Less Than 3%	13.47
Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dynamic Leisure and Entertainment ETF (PEJ)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Airlines-22.53%
Allegiant Travel Co.	10,457	$1,749,770
Copa Holdings S.A., Class A (Panama)	14,482	1,473,399
Delta Air Lines, Inc.	46,864	2,581,269
JetBlue Airways Corp.(b)	85,278	1,645,865
SkyWest, Inc.	25,903	1,542,524
United Airlines Holdings, Inc.(b)	32,029	2,909,514

		11,902,341

Broadcasting-5.47%
Central European Media Enterprises Ltd., Class A (Czech Republic)(b)	323,049	1,448,875
Discovery, Inc., Class A(b)(c)	53,357	1,438,238

		2,887,113

Casinos & Gaming-3.08%
Everi Holdings, Inc.(b)	161,525	1,624,941

Food Distributors-5.30%
Performance Food Group Co.(b)	31,641	1,348,223
US Foods Holding Corp.(b)	36,623	1,452,834

		2,801,057

Hotels, Resorts & Cruise Lines-10.90%
Choice Hotels International, Inc.	16,258	1,438,508
Hyatt Hotels Corp., Class A	20,518	1,533,516
Lindblad Expeditions Holdings, Inc.(b)	77,872	1,225,705
Wyndham Destinations, Inc.	33,559	1,557,473

		5,755,202

Internet & Direct Marketing Retail-5.38%
Booking Holdings, Inc.(b)	1,387	2,841,644

Leisure Facilities-5.05%
Planet Fitness, Inc., Class A(b)	20,473	1,303,311
SeaWorld Entertainment, Inc.(b)(c)	51,607	1,363,457

		2,666,768

Movies & Entertainment-2.87%
Live Nation Entertainment, Inc.(b)	21,487	1,514,833

Restaurants-39.36%
Brinker International, Inc.(c)	38,420	1,707,769
Chipotle Mexican Grill, Inc.(b)	3,214	2,501,006

	Shares	Value
Restaurants-(continued)
Cracker Barrel Old Country Store, Inc.(c)	9,047	$1,406,809
Darden Restaurants, Inc.	12,143	1,363,295
Denny’s Corp.(b)	62,987	1,267,298
Jack in the Box, Inc.	17,437	1,465,057
McDonald’s Corp.	12,300	2,419,410
Starbucks Corp.	27,763	2,347,639
Wendy’s Co. (The)	66,828	1,415,417
Yum China Holdings, Inc. (China)	59,839	2,543,158
Yum! Brands, Inc.	23,123	2,351,840

		20,788,698

Total Common Stocks & Other Equity Interests (Cost $50,048,060)		52,782,597

Money Market Funds-0.26%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $139,031)	139,031	139,031

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $50,187,091)		52,921,628

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.71%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	2,655,463	2,655,463
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	884,800	885,154

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,540,617)		3,540,617

TOTAL INVESTMENTS IN SECURITIES-106.91% (Cost $53,727,708)		56,462,245
OTHER ASSETS LESS LIABILITIES-(6.91)%		(3,648,908)

NET ASSETS-100.00%		$52,813,337

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dynamic Leisure and Entertainment ETF (PEJ)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Restaurants	39.36
Airlines	22.53
Hotels, Resorts & Cruise Lines	10.90
Broadcasting	5.47
Internet & Direct Marketing Retail	5.38
Food Distributors	5.30
Leisure Facilities	5.05
Casinos & Gaming	3.08
Movies & Entertainment	2.87
Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dynamic Media ETF (PBS)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Advertising-11.70%
Cardlytics, Inc.(b)	36,358	$1,523,764
Interpublic Group of Cos., Inc. (The)	67,719	1,472,888
Omnicom Group, Inc.	17,925	1,383,631
TechTarget, Inc.(b)	56,621	1,381,552

		5,761,835

Application Software-3.11%
j2 Global, Inc.	16,136	1,532,275

Broadcasting-22.05%
AMC Networks, Inc., Class A(b)	27,845	1,212,650
Central European Media Enterprises Ltd., Class A (Czech Republic)(b)	295,710	1,326,259
Discovery, Inc., Class A(b)(c)	48,841	1,316,509
E.W. Scripps Co. (The), Class A	109,223	1,467,411
Gray Television, Inc.(b)	90,654	1,487,632
Nexstar Media Group, Inc., Class A	14,406	1,401,560
Sinclair Broadcast Group, Inc., Class A	30,608	1,219,423
TEGNA, Inc.	95,109	1,429,488

		10,860,932

Cable & Satellite-5.46%
Sirius XM Holdings, Inc.(c)	399,835	2,686,891

Diversified Support Services-2.60%
Viad Corp.	20,984	1,280,444

Human Resource & Employment Services-2.87%
Upwork, Inc.(b)	94,118	1,415,535

Interactive Media & Services-26.15%
Alphabet, Inc., Class A(b)	2,079	2,617,045
Facebook, Inc., Class A(b)	13,379	2,564,085
IAC/InterActiveCorp.(b)	5,326	1,210,334
Match Group, Inc.	29,006	2,117,148
Twitter, Inc.(b)	58,437	1,751,357
Yandex N.V., Class A (Russia)(b)	36,744	1,226,882
Yelp, Inc.(b)	40,369	1,393,134

		12,879,985

Movies & Entertainment-7.69%
Spotify Technology S.A.(b)	18,212	2,627,992
Viacom, Inc., Class B	53,831	1,160,596

		3,788,588

	Shares	Value
Publishing-5.23%
Gannett Co., Inc.	129,726	$1,407,527
Meredith Corp.	31,019	1,169,416

		2,576,943

Research & Consulting Services-9.89%
CoStar Group, Inc.(b)	4,045	2,222,808
IHS Markit Ltd.(b)	37,838	2,649,417

		4,872,225

Thrifts & Mortgage Finance-3.27%
LendingTree, Inc.(b)(c)	4,472	1,609,249

Total Common Stocks & Other Equity Interests (Cost $49,051,793)		49,264,902

Money Market Funds-0.22%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $107,953)	107,952	107,953

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.24% (Cost $49,159,746)		49,372,855

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-10.02%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	3,700,183	3,700,183
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	1,232,901	1,233,394

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,933,511)		4,933,577

TOTAL INVESTMENTS IN SECURITIES-110.26% (Cost $54,093,257)		54,306,432
OTHER ASSETS LESS LIABILITIES-(10.26)%		(5,052,068)

NET ASSETS-100.00%		$49,254,364

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dynamic Media ETF (PBS)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Interactive Media & Services	26.15
Broadcasting	22.05
Advertising	11.70
Research & Consulting Services	9.89
Movies & Entertainment	7.69
Cable & Satellite	5.46
Publishing	5.23
Thrifts & Mortgage Finance	3.27
Application Software	3.11
Sub-Industry Types Each Less Than 3%	5.47
Money Market Funds Plus Other Assets Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Dynamic Networking ETF (PXQ)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Application Software-2.63%
Mimecast Ltd.(b)	42,077	$1,670,878

Communications Equipment-31.65%
Arista Networks, Inc.(b)	13,786	3,371,642
Ciena Corp.(b)	41,434	1,538,030
Cisco Systems, Inc.	66,321	3,150,911
Comtech Telecommunications Corp.	64,117	2,240,889
Extreme Networks, Inc.(b)	254,463	1,638,742
InterDigital, Inc.	35,077	1,881,179
Motorola Solutions, Inc.	17,305	2,878,168
NetScout Systems, Inc.(b)	77,026	1,865,570
Radware Ltd. (Israel)(b)	69,343	1,564,378

		20,129,509

Consumer Electronics-3.11%
Garmin Ltd.	21,132	1,981,125

Electronic Components-8.66%
Amphenol Corp., Class A	35,779	3,589,707
Belden, Inc.	37,369	1,916,282

		5,505,989

Internet Services & Infrastructure-4.91%
Akamai Technologies, Inc.(b)	19,132	1,654,918
Okta, Inc.(b)	13,445	1,466,446

		3,121,364

Semiconductors-11.16%
Inphi Corp.(b)	28,028	2,014,653
Mellanox Technologies Ltd.(b)	15,852	1,786,520
QUALCOMM, Inc.	41,007	3,298,603

		7,099,776

Systems Software-32.01%
Check Point Software Technologies Ltd. (Israel)(b)	15,913	1,788,780
CyberArk Software Ltd.(b)	15,032	1,526,951
Fortinet, Inc.(b)	21,931	1,788,692
Palo Alto Networks, Inc.(b)	15,663	3,561,610
Proofpoint, Inc.(b)	15,161	1,749,125

	Shares	Value
Systems Software-(continued)
Qualys, Inc.(b)	21,135	$1,803,449
SecureWorks Corp., Class A(b)	142,499	1,732,788
Symantec Corp.	73,675	1,685,684
VMware, Inc., Class A	23,097	3,655,562
Zscaler, Inc.(b)(c)	24,252	1,066,603

		20,359,244

Technology Hardware, Storage & Peripherals-5.87%
Apple, Inc.	14,999	3,731,151

Total Common Stocks & Other Equity Interests (Cost $58,719,093)		63,599,036

Money Market Funds-0.21%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $131,033)	131,033	131,033

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $58,850,126)		63,730,069

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.59%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	757,111	757,111
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	252,269	252,370

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,009,459)		1,009,481

TOTAL INVESTMENTS IN SECURITIES-101.80% (Cost $59,859,585)		64,739,550
OTHER ASSETS LESS LIABILITIES-(1.80)%		(1,143,056)

NET ASSETS-100.00%		$63,596,494

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Dynamic Networking ETF (PXQ)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Systems Software	32.01
Communications Equipment	31.65
Semiconductors	11.16
Electronic Components	8.66
Technology Hardware, Storage & Peripherals	5.87
Internet Services & Infrastructure	4.91
Consumer Electronics	3.11
Application Software	2.63
Money Market Funds Plus Other Assets Less Liabilities	(0.00)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Dynamic Oil & Gas Services ETF (PXJ)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Oil & Gas Drilling-17.67%
Diamond Offshore Drilling, Inc.(b)(c)	46,329	$245,080
Helmerich & Payne, Inc.	14,873	557,738
Patterson-UTI Energy, Inc.	34,011	282,972
Transocean Ltd.(b)	120,966	574,588
Valaris PLC(c)	63,862	262,473

		1,922,851

Oil & Gas Equipment & Services-66.60%
Apergy Corp.(b)	21,221	534,133
Archrock, Inc.	30,754	296,469
Baker Hughes Co.	25,316	541,762
Cactus, Inc., Class A(b)	11,875	352,925
Core Laboratories N.V.	7,512	330,828
Dril-Quip, Inc.(b)	6,419	263,307
Frank’s International N.V.(b)	69,190	339,031
Halliburton Co.	29,897	575,517
Helix Energy Solutions Group, Inc.(b)	41,442	355,987
Liberty Oilfield Services, Inc., Class A(c)	28,087	258,681
McDermott International, Inc.(b)	64,178	104,610
National Energy Services Reunited Corp.(b)(c)	38,905	268,834
National Oilwell Varco, Inc.	27,559	623,385
Oceaneering International, Inc.(b)	22,912	324,434
Oil States International, Inc.(b)	21,540	307,376
ProPetro Holding Corp.(b)	28,326	219,526
RPC, Inc.(c)	55,714	230,656
Schlumberger Ltd.	17,172	561,353
TechnipFMC PLC (United Kingdom)	22,434	442,623
USA Compression Partners L.P.(c)	17,806	314,632

		7,246,069

Oil & Gas Storage & Transportation-15.65%
DHT Holdings, Inc.	53,068	410,216
Frontline Ltd. (Norway)(b)	34,751	362,105
Golar LNG Partners L.P. (United Kingdom)	30,280	308,250

	Shares	Value
Oil & Gas Storage & Transportation-(continued)
Rattler Midstream L.P.(b)	16,719	$251,119
Scorpio Tankers, Inc. (Monaco)	11,680	371,541

		1,703,231

Total Common Stocks & Other Equity Interests (Cost $17,620,450)		10,872,151

Money Market Funds-1.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $109,319)	109,319	109,319

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.92% (Cost $17,729,769)		10,981,470

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	981,618	981,618
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	327,075	327,206

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,308,795)		1,308,824

TOTAL INVESTMENTS IN SECURITIES-112.95% (Cost $19,038,564)		12,290,294
OTHER ASSETS LESS LIABILITIES-(12.95)%		(1,409,555)

NET ASSETS-100.00%		$10,880,739

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Dynamic Oil & Gas Services ETF (PXJ)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Oil & Gas Equipment & Services	66.60
Oil & Gas Drilling	17.67
Oil & Gas Storage & Transportation	15.65
Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Dynamic Pharmaceuticals ETF (PJP)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Biotechnology-40.07%
AbbVie, Inc.	254,675	$20,259,396
Alexion Pharmaceuticals, Inc.(b)	82,011	8,643,959
Amgen, Inc.	81,480	17,375,610
Biogen, Inc.(b)	41,783	12,481,000
Celgene Corp.(b)	94,729	10,233,574
Eagle Pharmaceuticals, Inc.(b)	163,447	10,248,127
Enanta Pharmaceuticals, Inc.(b)	128,979	7,852,242
Gilead Sciences, Inc.	264,540	16,853,843
Medicines Co. (The)(b)(c)	213,976	11,231,600
Regeneron Pharmaceuticals, Inc.(b)	31,657	9,695,906
United Therapeutics Corp.(b)	111,187	9,989,040
Vanda Pharmaceuticals, Inc.(b)	652,395	8,813,857

		143,678,154

Health Care Equipment-4.63%
Abbott Laboratories	198,825	16,623,758

Pharmaceuticals-55.24%
Allergan PLC	57,616	10,146,754
Amphastar Pharmaceuticals, Inc.(b)	418,130	8,076,181
ANI Pharmaceuticals, Inc.(b)	139,291	10,880,020
Bausch Health Cos., Inc.(b)	427,650	10,622,826
Bristol-Myers Squibb Co.	190,569	10,932,943
Corcept Therapeutics, Inc.(b)	740,645	10,806,011
Eli Lilly and Co.	150,240	17,119,848
Horizon Therapeutics PLC(b)	333,897	9,652,962
Innoviva, Inc.(b)	809,753	9,409,330
Jazz Pharmaceuticals PLC(b)	71,989	9,043,978
Johnson & Johnson	131,507	17,364,184
Merck & Co., Inc.	194,468	16,852,597
Mylan N.V.(b)	462,252	8,852,126
Perrigo Co. PLC	196,095	10,396,957
Pfizer, Inc.	477,339	18,315,497

	Shares	Value
Pharmaceuticals-(continued)
Prestige Consumer Healthcare Inc.(b)	290,094	$10,286,733
Taro Pharmaceutical Industries Ltd.	115,201	9,312,849

		198,071,796

Total Common Stocks & Other Equity Interests (Cost $324,577,033)		358,373,708

Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $235,451)	235,451	235,451

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $324,812,484)		358,609,159

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.57%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	1,531,022	1,531,022
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	510,137	510,341

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,041,314)		2,041,363

TOTAL INVESTMENTS IN SECURITIES-100.58% (Cost $326,853,798)		360,650,522
OTHER ASSETS LESS LIABILITIES-(0.58)%		(2,080,600)

NET ASSETS-100.00%		$358,569,922

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Pharmaceuticals	55.24
Biotechnology	40.07
Health Care Equipment	4.63
Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Dynamic Retail ETF (PMR)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Apparel Retail-2.52%
Boot Barn Holdings, Inc.(b)	5,817	$203,886

Apparel, Accessories & Luxury Goods-5.10%
lululemon athletica, Inc.(b)	2,022	413,034

Automotive Retail-22.47%
Asbury Automotive Group, Inc.(b)	2,199	226,783
AutoNation, Inc.(b)	4,352	221,299
AutoZone, Inc.(b)	338	386,801
CarMax, Inc.(b)	2,479	230,968
Group 1 Automotive, Inc.	2,709	269,383
Lithia Motors, Inc., Class A	1,559	245,511
Sonic Automotive, Inc., Class A	7,489	241,371

		1,822,116

Computer & Electronics Retail-5.30%
Best Buy Co., Inc.	3,232	232,154
Rent-A-Center, Inc.	7,649	197,880

		430,034

Diversified Support Services-2.76%
Copart, Inc.(b)	2,709	223,872

Food Retail-7.02%
Grocery Outlet Holding Corp.(b)	4,907	156,533
Ingles Markets, Inc., Class A	5,309	209,334
Weis Markets, Inc.	5,282	203,304

		569,171

General Merchandise Stores-9.36%
Dollar General Corp.	2,410	386,420
Target Corp.	3,486	372,688

		759,108

Home Improvement Retail-7.19%
Floor & Decor Holdings, Inc., Class A(b)	4,250	194,777
Home Depot, Inc. (The)	1,655	388,230

		583,007

Homefurnishing Retail-9.81%
Aaron’s, Inc.	3,167	237,303
Bed Bath & Beyond, Inc.(c)	21,647	296,564
RH(b)(c)	1,437	261,103

		794,970

Hypermarkets & Super Centers-9.42%
Costco Wholesale Corp.	1,269	377,033
Walmart, Inc.	3,298	386,723

		763,756

	Shares	Value
Internet & Direct Marketing Retail-9.25%
1-800-Flowers.com, Inc., Class A(b)	13,563	$193,408
eBay, Inc.	9,283	327,226
Groupon, Inc.(b)	82,414	229,111

		749,745

Specialty Stores-6.73%
Dick’s Sporting Goods, Inc.	5,921	230,505
Office Depot, Inc.	153,142	315,472

		545,977

Trading Companies & Distributors-3.09%
Rush Enterprises, Inc., Class A	5,742	250,868

Total Common Stocks & Other Equity Interests (Cost $6,843,601)		8,109,544

Money Market Funds-1.14%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $92,156)	92,156	92,156

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.16% (Cost $6,935,757)		8,201,700

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.49%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	394,812	394,812
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	131,551	131,604

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $526,404)		526,416

TOTAL INVESTMENTS IN SECURITIES-107.65% (Cost $7,462,161)		8,728,116
OTHER ASSETS LESS LIABILITIES-(7.65)%		(620,118)

NET ASSETS-100.00%		$8,107,998

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Dynamic Retail ETF (PMR)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Automotive Retail	22.47
Homefurnishing Retail	9.81
Hypermarkets & Super Centers	9.42
General Merchandise Stores	9.36
Internet & Direct Marketing Retail	9.25
Home Improvement Retail	7.19
Food Retail	7.02
Specialty Stores	6.73
Computer & Electronics Retail	5.30
Apparel, Accessories & Luxury Goods	5.10
Trading Companies & Distributors	3.09
Sub-Industry Types Each Less Than 3%	5.28
Money Market Funds Plus Other Assets Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Dynamic Semiconductors ETF (PSI)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Electronic Manufacturing Services-2.42%
TE Connectivity Ltd.	51,386	$4,599,047

Semiconductor Equipment-26.54%
Amkor Technology, Inc.(b)	533,804	6,635,184
Applied Materials, Inc.	182,862	9,922,092
Entegris, Inc.	110,021	5,281,008
FormFactor, Inc.(b)	277,415	6,055,969
KLA Corp.	32,239	5,449,681
Lam Research Corp.	22,724	6,159,113
Photronics, Inc.(b)	458,584	5,411,291
Teradyne, Inc.	89,626	5,486,904

		50,401,242

Semiconductors-71.04%
Ambarella, Inc.(b)	99,616	5,242,790
Analog Devices, Inc.	79,354	8,461,517
Broadcom, Inc.	30,530	8,940,711
CEVA, Inc.(b)	153,959	4,190,764
Cirrus Logic, Inc.(b)	88,766	6,032,537
Cypress Semiconductor Corp.	205,524	4,782,543
Diodes, Inc.(b)	128,789	6,008,007
Impinj, Inc.(b)(c)	127,950	4,208,915
Inphi Corp.(b)	77,344	5,559,487
Intel Corp.	184,578	10,434,194
Lattice Semiconductor Corp.(b)	237,246	4,647,649
Maxim Integrated Products, Inc.	87,483	5,131,753
Micron Technology, Inc.(b)	193,669	9,208,961
NVIDIA Corp.	51,803	10,413,439
NXP Semiconductors N.V. (Netherlands)	46,464	5,282,028
Power Integrations, Inc.	53,441	4,869,010
QUALCOMM, Inc.	113,162	9,102,751
Rambus, Inc.(b)	387,106	5,359,483
Silicon Laboratories, Inc.(b)	43,288	4,598,917

	Shares	Value
Semiconductors-(continued)
Texas Instruments, Inc.	70,011	$8,260,598
Xilinx, Inc.	45,614	4,139,014

		134,875,068

Total Common Stocks & Other Equity Interests (Cost $155,084,718)		189,875,357

Money Market Funds-0.11%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $205,222)	205,222	205,222

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $155,289,940)		190,080,579

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.05%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	2,914,836	2,914,836
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	971,224	971,612

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,886,448)		3,886,448

TOTAL INVESTMENTS IN SECURITIES-102.16% (Cost $159,176,388)		193,967,027
OTHER ASSETS LESS LIABILITIES-(2.16)%		(4,097,059)

NET ASSETS-100.00%		$189,869,968

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Semiconductors	71.04
Semiconductor Equipment	26.54
Electronic Manufacturing Services	2.42
Money Market Funds Plus Other Assets Less Liabilities	(0.00)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Dynamic Software ETF (PSJ)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Application Software-51.06%
Altair Engineering, Inc., Class A(b)(c)	394,415	$14,542,081
Alteryx, Inc., Class A(b)	92,132	8,430,078
AppFolio, Inc., Class A(b)	130,003	12,640,192
Cadence Design Systems, Inc.(b)	352,328	23,024,635
Ceridian HCM Holding, Inc.(b)	227,476	10,975,717
Fair Isaac Corp.(b)	37,450	11,386,298
Manhattan Associates, Inc.(b)	158,606	11,887,520
MicroStrategy, Inc., Class A(b)	93,813	14,376,842
Model N, Inc.(b)	470,195	14,007,109
Paycom Software, Inc.(b)	52,200	11,041,866
RingCentral, Inc., Class A(b)	93,017	15,024,106
Sapiens International Corp. N.V. (Israel)	707,801	14,955,835
SPS Commerce, Inc.(b)	263,022	13,879,671
Synopsys, Inc.(b)	172,087	23,360,810
Trade Desk, Inc. (The), Class A(b)	53,043	10,651,034
Workiva, Inc.(b)	279,599	11,650,890
Zoom Video Communications, Inc., Class A(b)(c)	267,610	18,703,263

		240,537,947

Communications Equipment-3.10%
InterDigital, Inc.	272,086	14,591,972

Data Processing & Outsourced Services-3.06%
CSG Systems International, Inc.	249,938	14,406,426

Health Care Technology-7.06%
Inovalon Holdings, Inc., Class A(b)(c)	820,296	12,821,227
Veeva Systems, Inc., Class A(b)	144,216	20,454,155

		33,275,382

Internet Services & Infrastructure-2.72%
Akamai Technologies, Inc.(b)	148,402	12,836,773

Semiconductor Equipment-3.14%
Xperi Corp.	729,203	14,806,467

	Shares	Value
Systems Software-29.85%
CyberArk Software Ltd.(b)	116,598	$11,844,025
Microsoft Corp.	176,061	25,241,866
Oracle Corp.	466,213	25,403,946
Qualys, Inc.(b)	163,938	13,988,830
ServiceNow, Inc.(b)	91,838	22,707,864
Symantec Corp.	571,486	13,075,600
VMware, Inc., Class A(b)	179,161	28,355,811

		140,617,942

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $454,354,937)		471,072,909

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.76%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	6,233,239	6,233,239
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	2,076,916	2,077,746

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,310,967)		8,310,985

TOTAL INVESTMENTS IN SECURITIES-101.75% (Cost $462,665,904)		479,383,894
OTHER ASSETS LESS LIABILITIES-(1.75)%		(8,249,296)

NET ASSETS-100.00%		$471,134,598

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Dynamic Software ETF (PSJ)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Application Software	51.06
Systems Software	29.85
Health Care Technology	7.06
Semiconductor Equipment	3.14
Communications Equipment	3.10
Data Processing & Outsourced Services	3.06
Internet Services & Infrastructure	2.72
Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

(This Page Intentionally Left Blank)

23

Statements of Assets and Liabilities

October 31, 2019

(Unaudited)

	Invesco Dynamic Biotechnology & Genome ETF (PBE)	Invesco Dynamic Building & Construction ETF (PKB)	Invesco Dynamic Energy Exploration & Production ETF (PXE)	Invesco Dynamic Food & Beverage ETF (PBJ)
Assets:
Unaffiliated investments in securities, at value(a)	$224,691,307	$115,694,501	$26,346,114	$70,998,166
Affiliated investments in securities, at value	3,982,642	183,215	697,404	2,966,384
Cash	-	-	-	124
Receivable for:
Dividends	394	10,537	13,903	1,686
Securities lending	890	23	22,446	522
Investments sold	-	-	-	-
Expenses absorbed	-	-	-	-
Other assets	1,026	1,105	1,182	1,179

Total assets	228,676,259	115,889,381	27,081,049	73,968,061

Liabilities:
Due to custodian	-	-	-	-
Payable for:
Collateral upon return of securities loaned	3,769,001	-	625,715	2,786,025
Fund shares repurchased	-	-	-	-
Accrued advisory fees	90,868	46,926	6,126	28,831
Accrued trustees’ and officer’s fees	58,621	40,084	41,306	48,334
Accrued expenses	150,053	150,779	54,699	84,180

Total liabilities	4,068,543	237,789	727,846	2,947,370

Net Assets	$224,607,716	$115,651,592	$26,353,203	$71,020,691

Net assets consist of:
Shares of beneficial interest	$417,877,748	$162,961,246	$150,250,248	$142,150,024
Distributable earnings (loss)	(193,270,032)	(47,309,654)	(123,897,045)	(71,129 ,333)

Net Assets	$224,607,716	$115,651,592	$26,353,203	$71,020,691

Shares outstanding (unlimited amount authorized, $0.01 par value)	4,400,000	3,450,000	1,800,000	2,100,000
Net asset value	$51.05	$33.52	$14.64	$33.82

Market price	$51.03	$33.46	$14.62	$33.81

Unaffiliated investments in securities, at cost	$222,168,573	$98,979,039	$31,471,568	$65,812,052

Affiliated investments in securities, at cost	$3,982,642	$183,215	$697,404	$2,966,384

(a)Includes securities on loan with an aggregate value of:	$3,580,060	$-	$591,506	$2,737,807

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Dynamic Leisure and Entertainment ETF (PEJ)	Invesco Dynamic Media ETF (PBS)	Invesco Dynamic Networking ETF (PXQ)	Invesco Dynamic Oil & Gas Services ETF (PXJ)	Invesco Dynamic Pharmaceuticals ETF (PJP)	Invesco Dynamic Retail ETF (PMR)	Invesco Dynamic Semiconductors ETF (PSI)	Invesco Dynamic Software ETF (PSJ)

$52,782,597	$49,264,902	$63,599,036	$10,872,151	$358,373,708	$8,109,544	$189,875,357	$471,072,909
3,679,648	5,041,530	1,140,514	1,418,143	2,276,814	618,572	4,091,670	8,310,985
-	-	-	-	-	-	-	-

41,529	20,929	6,580	3,816	429,176	954	72,145	205
310	497	392	1,739	703	445	500	590,695
-	-	-	9,746	-	-	-	4,741,279
-	-	-	869	-	2,163	-	-
1,299	1,258	819	459	1,835	849	819	820

56,505,383	54,329,116	64,747,341	12,306,923	361,082,236	8,732,527	194,040,491	484,716,893

-	-	-	-	-	-	-	96,445

3,540,617	4,933,511	1,009,459	1,308,795	2,041,314	526,404	3,886,448	8,310,967
-	-	-	-	-	-	-	4,742,051
18,448	17,555	24,991	-	148,473	-	76,683	201,906
40,576	42,558	35,634	49,290	91,849	33,894	38,542	39,335
92,405	81,128	80,763	68,099	230,678	64,231	168,850	191,591

3,692,046	5,074,752	1,150,847	1,426,184	2,512,314	624,529	4,170,523	13,582,295

$52,813,337	$49,254,364	$63,596,494	$10,880,739	$358,569,922	$8,107,998	$189,869,968	$471,134,598

$120,878,483	$127,127,575	$96,034,804	$116,702,775	$744,517,491	$28,294,874	$192,153,842	$451,584,160
(68,065,146)	(77,873,211)	(32,438,310)	(105,822,036)	(385,947,569)	(20,186,876)	(2,283,874)	19,550,438

$52,813,337	$49,254,364	$63,596,494	$10,880,739	$358,569,922	$8,107,998	$189,869,968	$471,134,598

1,250,000	1,550,000	1,100,000	2,350,000	6,000,000	200,000	3,100,000	5,000,000
$42.25	$31.78	$57.81	$4.63	$59.76	$40.54	$61.25	$94.23

$42.24	$31.75	$57.70	$4.63	$59.68	$40.44	$61.18	$94.17

$50,048,060	$49,051,793	$58,719,093	$17,620,450	$324,577,033	$6,843,601	$155,084,718	$454,354,937

$3,679,648	$5,041,464	$1,140,492	$1,418,114	$2,276,765	$618,560	$4,091,670	$8,310,967

$3,444,324	$5,051,070	$959,908	$1,217,386	$1,913,523	$501,842	$3,788,024	$8,967,095

25

Statements of Operations

For the six months ended October 31, 2019

(Unaudited)

	Invesco Dynamic Biotechnology & Genome ETF (PBE)	Invesco Dynamic Building & Construction ETF (PKB)	Invesco Dynamic Energy Exploration & Production ETF (PXE)	Invesco Dynamic Food & Beverage ETF (PBJ)
Investment income:
Unaffiliated dividend income	$340,082	$628,552	$315,103	$653,824
Affiliated dividend income	2,829	2,095	965	1,472
Securities lending income	4,568	102	36,859	6,080
Foreign withholding tax	-	-	-	-

Total investment income	347,479	630,749	352,927	661,376

Expenses:
Advisory fees	582,963	284,698	78,881	180,046
Sub-licensing fees	34,984	17,085	4,735	10,804
Accounting & administration fees	20,818	23,021	14,137	15,220
Professional fees	13,626	13,567	13,227	12,783
Custodian & transfer agent fees	3,499	2,154	2,067	2,324
Trustees’ and officer’s fees	5,182	4,243	3,850	4,111
Listing fee and expenses	4,525	3,519	3,519	4,525
Proxy fees	6,730	5,782	5,185	5,464
Other expenses	13,592	15,615	7,010	8,357

Total expenses	685,919	369,684	132,611	243,634

Less: Waivers	(251)	(5,602)	(28,121)	(11,442)

Net expenses	685,668	364,082	104,490	232,192

Net investment income (loss)	(338,189)	266,667	248,437	429,184

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(14,314,685)	(1,562,708)	(14,412,496)	(1,140,656)
In-kind redemptions	9,901,628	6,642,681	25,041	1,993,335

Net realized gain (loss)	(4,413,057)	5,079,973	(14,387,455)	852,679

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(2,064,001)	7,114,623	4,706,198	(1,554,030)
Affiliated investment securities	-	-	-	-

Change in unrealized appreciation (depreciation)	(2,064,001)	7,114,623	4,706,198	(1,554,030)

Net realized and unrealized gain (loss)	(6,477,058)	12,194,596	(9,681,257)	(701,351)

Net increase (decrease) in net assets resulting from operations	$(6,815,247)	$12,461,263	$(9,432,820)	$(272,167)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Dynamic Leisure and Entertainment ETF (PEJ)	Invesco Dynamic Media ETF (PBS)	Invesco Dynamic Networking ETF (PXQ)	Invesco Dynamic Oil & Gas Services ETF (PXJ)	Invesco Dynamic Pharmaceuticals ETF (PJP)	Invesco Dynamic Retail ETF (PMR)	Invesco Dynamic Semiconductors ETF (PSI)	Invesco Dynamic Software ETF (PSJ)

$351,722	$348,565	$287,117	$115,421	$2,858,243	$41,179	$1,138,142	$880,798
1,572	1,140	1,329	1,223	3,738	1,042	2,729	3,117
3,111	2,917	6,062	4,617	5,804	1,526	696	1,038,708
-	-	-	(1,353)	-	-	(5,918)	(55,467)

356,405	352,622	294,508	119,908	2,867,785	43,747	1,135,649	1,867,156

148,903	170,962	177,348	34,547	955,134	18,939	451,905	1,255,431
8,936	10,260	10,645	2,074	57,318	1,137	27,119	76,249
16,109	14,270	14,418	13,313	30,966	12,961	24,603	17,538
13,440	13,132	12,992	13,268	15,191	12,544	14,003	13,560
1,546	1,673	1,291	1,931	3,333	3,574	2,564	2,296
3,934	3,968	3,848	3,903	6,720	3,503	4,555	5,495
4,022	4,525	3,519	3,519	3,519	3,519	3,519	3,519
5,384	5,479	5,433	5,047	7,855	4,989	6,182	8,467
13,116	6,202	5,186	6,153	26,698	4,100	16,171	9,564

215,390	230,471	234,680	83,755	1,106,734	65,266	550,621	1,392,119

(22,522)	(9,673)	(5,900)	(35,283)	(330)	(36,502)	(285)	(266)

192,868	220,798	228,780	48,472	1,106,404	28,764	550,336	1,391,853

163,537	131,824	65,728	71,436	1,761,381	14,983	585,313	475,303

(4,644,623)	(5,822,523)	(4,033,563)	(4,386,050)	(52,208,824)	(335,897)	(3,698,702)	(11,531,675)
1,504,158	5,273,934	5,848,080	(139,712)	8,058,527	185,038	6,284,695	40,626,619

(3,140,465)	(548,589)	1,814,517	(4,525,762)	(44,150,297)	(150,859)	2,585,993	29,094,944

(463,083)	(5,973,714)	(10,987,433)	(1,204,277)	22,299,793	573,615	5,507,115	(43,745,128)
-	66	22	29	49	12	-	18

(463,083)	(5,973,648)	(10,987,411)	(1,204,248)	22,299,842	573,627	5,507,115	(43,745,110)

(3,603,548)	(6,522,237)	(9,172,894)	(5,730,010)	(21,850,455)	422,768	8,093,108	(14,650,166)

$(3,440,011)	$(6,390,413)	$(9,107,166)	$(5,658,574)	$(20,089,074)	$437,751	$8,678,421	$(14,174,863)

27

Statements of Changes in Net Assets

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco Dynamic Biotechnology & Genome ETF (PBE)		Invesco Dynamic Building & Construction ETF (PKB)
	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019
Operations:
Net investment income (loss)	$(338,189)	$(809,740)	$266,667	$779,256
Net realized gain (loss)	(4,413,057)	21,441,898	5,079,973	(11,370,343)
Change in net unrealized appreciation (depreciation)	(2,064,001)	(6,492,275)	7,114,623	2,686,239

Net increase (decrease) in net assets resulting from operations	(6,815,247)	14,139,883	12,461,263	(7,904,848)

Distributions to Shareholders from:
Distributable earnings	-	(11,178)	(314,070)	(854,627)

Shareholder Transactions:
Proceeds from shares sold	35,309,208	182,767,340	36,367,139	124,857,662
Value of shares repurchased	(51,913,336)	(181,778,588)	(51,501,945)	(277,968,568)

Net increase (decrease) in net assets resulting from share transactions	(16,604,128)	988,752	(15,134,806)	(153,110,906)

Net increase (decrease) in net assets	(23,419,375)	15,117,457	(2,987,613)	(161,870,381)

Net assets:
Beginning of period	248,027,091	232,909,634	118,639,205	280,509,586

End of period	$224,607,716	$248,027,091	$115,651,592	$118,639,205

Changes in Shares Outstanding:
Shares sold	700,000	3,250,000	1,150,000	4,100,000
Shares repurchased	(1,050,000)	(3,350,000)	(1,650,000)	(9,400,000)
Shares outstanding, beginning of period	4,750,000	4,850,000	3,950,000	9,250,000

Shares outstanding, end of period	4,400,000	4,750,000	3,450,000	3,950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Dynamic Energy Exploration & Production ETF (PXE)		Invesco Dynamic Food & Beverage ETF (PBJ)		Invesco Dynamic Leisure and Entertainment ETF (PEJ)		Invesco Dynamic Media ETF (PBS)
Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019

$248,437	$630,534	$429,184	$771,747	$163,537	$495,528	$131,824	$291,253
(14,387,455)	(5,378,827)	852,679	(1,420,129)	(3,140,465)	(3,924,994)	(548,589)	3,020,790
4,706,198	(18,782,093)	(1,554,030)	3,677,368	(463,083)	(1,778,186)	(5,973,648)	5,886,119

(9,432,820)	(23,530,386)	(272,167)	3,028,986	(3,440,011)	(5,207,652)	(6,390,413)	9,198,162

(264,396)	(706,116)	(529,397)	(759,871)	(144,777)	(634,213)	(108,169)	(415,501)

-	101,184,657	19,451,459	40,972,298	12,959,267	150,611,248	21,268,265	84,195,471
(4,027,836)	(86,194,334)	(19,460,102)	(50,142,813)	(23,762,216)	(194,292,631)	(53,863,539)	(52,710,381)

(4,027,836)	14,990,323	(8,643)	(9,170,515)	(10,802,949)	(43,681,383)	(32,595,274)	31,485,090

(13,725,052)	(9,246,179)	(810,207)	(6,901,400)	(14,387,737)	(49,523,248)	(39,093,856)	40,267,751

40,078,255	49,324,434	71,830,898	78,732,298	67,201,074	116,724,322	88,348,220	48,080,469

$26,353,203	$40,078,255	$71,020,691	$71,830,898	$52,813,337	$67,201,074	$49,254,364	$88,348,220

-	3,800,000	550,000	1,250,000	300,000	3,250,000	650,000	2,600,000
(250,000)	(3,800,000)	(550,000)	(1,550,000)	(550,000)	(4,350,000)	(1,650,000)	(1,700,000)
2,050,000	2,050,000	2,100,000	2,400,000	1,500,000	2,600,000	2,550,000	1,650,000

1,800,000	2,050,000	2,100,000	2,100,000	1,250,000	1,500,000	1,550,000	2,550,000

29

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco Dynamic Networking ETF (PXQ)		Invesco Dynamic Oil & Gas Services ETF (PXJ)
	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019
Operations:
Net investment income (loss)	$65,728	$826,226	$71,436	$130,491
Net realized gain (loss)	1,814,517	2,519,219	(4,525,762)	(2,271,801)
Change in net unrealized appreciation (depreciation)	(10,987,411)	11,758,442	(1,204,248)	(6,350,850)

Net increase (decrease) in net assets resulting from operations	(9,107,166)	15,103,887	(5,658,574)	(8,492,160)

Distributions to Shareholders from:
Distributable earnings	(158,856)	(851,255)	(45,900)	(193,273)

Shareholder Transactions:
Proceeds from shares sold	5,547,263	66,219,472	-	12,414,658
Value of shares repurchased	(33,735,333)	(39,512,641)	(933,795)	(24,037,714)

Net increase (decrease) in net assets resulting from share transactions	(28,188,070)	26,706,831	(933,795)	(11,623,056)

Net increase (decrease) in net assets	(37,454,092)	40,959,463	(6,638,269)	(20,308,489)

Net assets:
Beginning of period	101,050,586	60,091,123	17,519,008	37,827,497

End of period	$63,596,494	$101,050,586	$10,880,739	$17,519,008

Changes in Shares Outstanding:
Shares sold	100,000	1,150,000	-	1,300,000
Shares repurchased	(600,000)	(750,000)	(200,000)	(2,650,000)
Shares outstanding, beginning of period	1,600,000	1,200,000	2,550,000	3,900,000

Shares outstanding, end of period	1,100,000	1,600,000	2,350,000	2,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Dynamic Pharmaceuticals ETF (PJP)		Invesco Dynamic Retail ETF (PMR)		Invesco Dynamic Semiconductors ETF (PSI)		Invesco Dynamic Software ETF (PSJ)
Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019

$1,761,381	$5,311,743	$14,983	$109,624	$585,313	$1,775,828	$475,303	$(728,762)
(44,150,297)	13,654,680	(150,859)	661,303	2,585,993	27,429,506	29,094,944	32,155,925
22,299,842	710,432	573,627	(121,819)	5,507,115	8,851,111	(43,745,110)	44,624,284

(20,089,074)	19,676,855	437,751	649,108	8,678,421	38,056,445	(14,174,863)	76,051,447

(1,787,322)	(5,380,286)	(26,360)	(122,169)	(763,976)	(1,907,533)	-	-

44,422,847	148,549,343	1,862,257	9,735,292	19,873,157	157,705,240	364,961,909	555,545,576
(80,567,125)	(272,009,569)	(1,861,643)	(13,565,783)	(38,340,617)	(308,886,292)	(316,895,377)	(350,138,139)

(36,144,278)	(123,460,226)	614	(3,830,491)	(18,467,460)	(151,181,052)	48,066,532	205,407,437

(58,020,674)	(109,163,657)	412,005	(3,303,552)	(10,553,015)	(115,032,140)	33,891,669	281,458,884

416,590,596	525,754,253	7,695,993	10,999,545	200,422,983	315,455,123	437,242,929	155,784,045

$358,569,922	$416,590,596	$8,107,998	$7,695,993	$189,869,968	$200,422,983	$471,134,598	$437,242,929

750,000	2,100,000	50,000	250,000	350,000	2,900,000	3,800,000	6,700,000
(1,400,000)	(4,000,000)	(50,000)	(350,000)	(700,000)	(5,900,000)	(3,350,000)	(4,350,000)
6,650,000	8,550,000	200,000	300,000	3,450,000	6,450,000	4,550,000	2,200,000

6,000,000	6,650,000	200,000	200,000	3,100,000	3,450,000	5,000,000	4,550,000

31

Financial Highlights

Invesco Dynamic Biotechnology & Genome ETF (PBE)

	Six Months Ended
	October 31, 2019 (Unaudited)		Years Ended April 30,
			2019		2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$52.22		$48.02		$43.11	$39.35	$52.98	$39.71

Net investment income (loss)(a)	(0.07)		(0.16)		0.00 (b)	0.33	0.50	0.34
Net realized and unrealized gain (loss) on investments	(1.10)		4.36		5.13	3.63	(13.56)	13.21

Total from investment operations	(1.17)		4.20		5.13	3.96	(13.06)	13.55

Distributions to shareholders from:
Net investment income	-		(0.00	)(c)	(0.22)	(0.20)	(0.57)	(0.28)

Net asset value at end of period	$51.05		$52.22		$48.02	$43.11	$39.35	$52.98

Market price at end of period(d)	$51.03		$52.22		$48.08	$43.13	$39.35	$52.95

Net Asset Value Total Return(e)	(2.24)%		8.75%		11.94%	10.09%	(24.92)%	34.25%
Market Price Total Return(e)	(2.28)%		8.62%		12.04%	10.15%	(24.88)%	34.28%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$224,608		$248,027		$232,910	$230,631	$267,584	$511,262
Ratio to average net assets of:
Expenses, after Waivers	0.59	%(f)	0.57%		0.59%	0.58%	0.58%	0.57%
Expenses, prior to Waivers	0.59	%(f)	0.57%		0.59%	0.58%	0.58%	0.57%
Net investment income (loss)	(0.29	)%(f)	(0.29)%		0.01%	0.81%	1.00%	0.69%
Portfolio turnover rate(g)	82%		117%		141%	69%	74%	95%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights–(continued)

Invesco Dynamic Building & Construction ETF (PKB)

	Six Months Ended
	October 31, 2019 (Unaudited)		Years Ended April 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$30.04		$30.33	$29.58	$25.08	$22.99	$22.09

Net investment income(a)	0.07		0.13	0.08	0.07	0.04	0.03
Net realized and unrealized gain (loss) on investments	3.50		(0.29)	0.73	4.52	2.08	0.89

Total from investment operations	3.57		(0.16)	0.81	4.59	2.12	0.92

Distributions to shareholders from:
Net investment income	(0.09)		(0.13)	(0.06)	(0.09)	(0.03)	(0.02)

Net asset value at end of period	$33.52		$30.04	$30.33	$29.58	$25.08	$22.99

Market price at end of period(b)	$33.46		$30.05	$30.34	$29.60	$25.08	$22.98

Net Asset Value Total Return(c)	11.90%		(0.47)%	2.73%	18.33%	9.21%	4.17%
Market Price Total Return(c)	11.66%		(0.47)%	2.70%	18.41%	9.26%	4.08%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$115,652		$118,639	$280,510	$317,995	$60,201	$55,177
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.60%	0.58%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.64	%(d)	0.60%	0.58%	0.63%	0.68%	0.65%
Net investment income	0.47	%(d)	0.44%	0.24%	0.24%	0.18%	0.15%
Portfolio turnover rate(e)	72%		148%	143%	129%	90%	96%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights–(continued)

Invesco Dynamic Energy Exploration & Production ETF (PXE)

	Six Months Ended
	October 31, 2019 (Unaudited)		Years Ended April 30,
			2019	2018	2017		2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$19.55		$24.06	$20.28	$22.63		$31.78	$37.76

Net investment income(a)	0.13		0.20	0.28	0.24		0.51	0.39
Net realized and unrealized gain (loss) on investments	(4.90)		(4.48)	3.89	(1.15)		(9.04)	(5.84)

Total from investment operations	(4.77)		(4.28)	4.17	(0.91)		(8.53)	(5.45)

Distributions to shareholders from:
Net investment income	(0.14)		(0.23)	(0.39)	(1.44)		(0.62)	(0.53)

Net asset value at end of period	$14.64		$19.55	$24.06	$20.28		$22.63	$31.78

Market price at end of period(b)	$14.62		$19.57	$24.12	$20.28		$22.63	$31.77

Net Asset Value Total Return(c)	(24.48)%		(17.84)%	21.00%	(3.96)%		(26.93)%	(14.51)%
Market Price Total Return(c)	(24.66)%		(17.96)%	21.31%	(3.96)%		(26.91)%	(14.54)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$26,353		$40,078	$49,324	$55,760		$74,682	$117,593
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)	0.63%	0.65%	0.80	%(e)	0.65%	0.64%
Expenses, prior to Waivers	0.82	%(d)	0.64%	0.77%	0.88	%(e)	0.67%	0.64%
Net investment income	1.59	%(d)	0.82%	1.37%	1.13%		2.09%	1.20%
Portfolio turnover rate(f)	70%		110%	87%	91%		134%	140%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.02%.
(e)

Expenses, after Waivers and Expenses, prior to Waivers include state income taxes paid during the fiscal year ended April 30, 2017. Expenses, after Waivers and Expenses, prior to Waivers excluding the taxes paid are 0.63% and 0.71%, respectively.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights–(continued)

Invesco Dynamic Food & Beverage ETF (PBJ)

	Six Months Ended
	October 31, 2019 (Unaudited)		Years Ended April 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$34.21		$32.81	$33.75	$32.31	$31.45	$26.98

Net investment income(a)	0.21		0.34	0.41	0.33	0.39	0.31
Net realized and unrealized gain (loss) on investments	(0.35)		1.39	(0.99)	1.61	0.88	4.58

Total from investment operations	(0.14)		1.73	(0.58)	1.94	1.27	4.89

Distributions to shareholders from:
Net investment income	(0.25)		(0.33)	(0.36)	(0.50)	(0.41)	(0.42)

Net asset value at end of period	$33.82		$34.21	$32.81	$33.75	$32.31	$31.45

Market price at end of period(b)	$33.81		$34.19	$32.76	$33.74	$32.30	$31.43

Net Asset Value Total Return(c)	(0.40)%		5.37%	(1.70)%	6.03%	4.06%	18.25%
Market Price Total Return(c)	(0.38)%		5.47%	(1.82)%	6.03%	4.10%	18.13%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$71,021		$71,831	$78,732	$146,821	$300,455	$265,721
Ratio to average net assets of:
Expenses, after Waivers	0.64	%(d)	0.63%	0.63%	0.59%	0.58%	0.58%
Expenses, prior to Waivers	0.67	%(d)	0.65%	0.65%	0.59%	0.58%	0.58%
Net investment income	1.20	%(d)	1.05%	1.25%	0.99%	1.21%	1.05%
Portfolio turnover rate(e)	75%		122%	147%	145%	109%	124%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights–(continued)

Invesco Dynamic Leisure and Entertainment ETF (PEJ)

	Six Months Ended
	October 31, 2019 (Unaudited)		Years Ended April 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$44.80		$44.89	$42.00	$35.69	$36.40	$32.35

Net investment income(a)	0.12		0.19	0.41	0.31	0.11	0.31
Net realized and unrealized gain (loss) on investments	(2.57)		(0.05)	2.86	6.26	(0.74)	4.04

Total from investment operations	(2.45)		0.14	3.27	6.57	(0.63)	4.35

Distributions to shareholders from:
Net investment income	(0.10)		(0.23)	(0.38)	(0.26)	(0.08)	(0.30)

Net asset value at end of period	$42.25		$44.80	$44.89	$42.00	$35.69	$36.40

Market price at end of period(b)	$42.24		$44.78	$44.96	$42.00	$35.68	$36.39

Net Asset Value Total Return(c)	(5.46)%		0.33%	7.84%	18.52%	(1.73)%	13.47%
Market Price Total Return(c)	(5.44)%		0.12%	8.01%	18.55%	(1.73)%	13.47%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$52,813		$67,201	$116,724	$144,902	$142,754	$192,940
Ratio to average net assets of:
Expenses, after Waivers	0.64	%(d)	0.63%	0.63%	0.61%	0.61%	0.63%
Expenses, prior to Waivers	0.71	%(d)	0.63%	0.65%	0.61%	0.61%	0.63%
Net investment income	0.56	%(d)	0.42%	0.97%	0.83%	0.29%	0.88%
Portfolio turnover rate(e)	93%		207%	177%	183%	136%	187%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights–(continued)

Invesco Dynamic Media ETF (PBS)

	Six Months Ended
	October 31, 2019 (Unaudited)		Years Ended April 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$34.65		$29.14	$27.97	$25.13	$26.73	$23.81

Net investment income(a)	0.06		0.16	0.15	0.06	0.07	0.21
Net realized and unrealized gain (loss) on investments	(2.87)		5.58	1.14	2.82	(1.45)	2.89

Total from investment operations	(2.81)		5.74	1.29	2.88	(1.38)	3.10

Distributions to shareholders from:
Net investment income	(0.06)		(0.23)	(0.12)	(0.04)	(0.22)	(0.18)

Net asset value at end of period	$31.78		$34.65	$29.14	$27.97	$25.13	$26.73

Market price at end of period(b)	$31.75		$34.65	$29.16	$27.98	$25.12	$26.72

Net Asset Value Total Return(c)	(8.13)%		19.81%	4.64%	11.49%	(5.18)%	13.04%
Market Price Total Return(c)	(8.21)%		19.73%	4.67%	11.57%	(5.18)%	13.09%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$49,254		$88,348	$48,080	$148,230	$90,461	$145,668
Ratio to average net assets of:
Expenses, after Waivers	0.64	%(d)	0.63%	0.63%	0.63%	0.61%	0.59%
Expenses, prior to Waivers	0.67	%(d)	0.67%	0.68%	0.63%	0.61%	0.59%
Net investment income	0.39	%(d)	0.49%	0.53%	0.21%	0.26%	0.84%
Portfolio turnover rate(e)	74%		103%	150%	103%	124%	131%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights–(continued)

Invesco Dynamic Networking ETF (PXQ)

	Six Months Ended
	October 31, 2019 (Unaudited)		Years Ended April 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$63.16		$50.08	$43.58	$33.65	$36.65	$31.20

Net investment income (loss)(a)	0.05		0.66	0.18	0.21	0.15	(0.01)
Net realized and unrealized gain (loss) on investments	(5.26)		13.13	6.62	9.90	(3.15)	5.46

Total from investment operations	(5.21)		13.79	6.80	10.11	(3.00)	5.45

Distributions to shareholders from:
Net investment income	(0.14)		(0.71)	(0.30)	(0.18)	-	-

Net asset value at end of period	$57.81		$63.16	$50.08	$43.58	$33.65	$36.65

Market price at end of period(b)	$57.70		$63.14	$50.10	$43.59	$33.65	$36.64

Net Asset Value Total Return(c)	(8.25)%		27.90%	15.70%	30.19%	(8.19)%	17.47%
Market Price Total Return(c)	(8.40)%		27.81%	15.73%	30.22%	(8.16)%	17.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$63,596		$101,051	$60,091	$26,145	$20,189	$27,485
Ratio to average net assets of:
Expenses, after Waivers	0.64	%(d)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.65	%(d)	0.64%	0.83%	0.89%	0.88%	0.85%
Net investment income (loss)	0.19	%(d)	1.21%	0.39%	0.55%	0.42%	(0.02)%
Portfolio turnover rate(e)	52%		98%	79%	97%	87%	74%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights–(continued)

Invesco Dynamic Oil & Gas Services ETF (PXJ)

	Six Months Ended
	October 31, 2019 (Unaudited)		Years Ended April 30,
			2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$6.87		$9.70	$10.70		$13.20	$18.91	$28.01

Net investment income(a)	0.03		0.04	0.27	(b)	0.06	0.20	0.22
Net realized and unrealized gain (loss) on investments	(2.25)		(2.81)	(1.01)		(2.41)	(5.69)	(9.07)

Total from investment operations	(2.22)		(2.77)	(0.74)		(2.35)	(5.49)	(8.85)

Distributions to shareholders from:
Net investment income	(0.02)		(0.06)	(0.26)		(0.08)	(0.22)	(0.25)
Return of capital	-		-	-		(0.07)	-	-

Total distributions	(0.02)		(0.06)	(0.26)		(0.15)	(0.22)	(0.25)

Net asset value at end of period	$4.63		$6.87	$9.70		$10.70	$13.20	$18.91

Market price at end of period(c)	$4.63		$6.87	$9.70		$10.70	$13.19	$18.92

Net Asset Value Total Return(d)	(32.36)%		(28.69)%	(6.71)%		(17.99)%	(29.06)%	(31.67)%
Market Price Total Return(d)	(32.36)%		(28.69)%	(6.72)%		(17.92)%	(29.15)%	(31.61)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,881		$17,519	$37,827		$33,174	$45,534	$72,786
Ratio to average net assets of:
Expenses, after Waivers	0.67	%(e)	0.63%	0.63%		0.63%	0.63%	0.63%
Expenses, prior to Waivers	1.18	%(e)	0.83%	0.86%		0.75%	0.72%	0.64%
Net investment income	1.07	%(e)	0.48%	2.90	%(b)	0.47%	1.46%	0.96%
Portfolio turnover rate(f)	47%		81%	91%		90%	89%	79%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period.Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.06 and 0.61%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.04%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights–(continued)

Invesco Dynamic Pharmaceuticals ETF (PJP)

	Six Months Ended
	October 31, 2019 (Unaudited)		Years Ended April 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$62.65		$61.49	$60.71	$62.16	$74.40	$57.65

Net investment income(a)	0.27		0.69	0.43	0.48	0.41	0.32
Net realized and unrealized gain (loss) on investments	(2.88)		1.17	0.79	(1.40)	(8.81)	18.42

Total from investment operations	(2.61)		1.86	1.22	(0.92)	(8.40)	18.74

Distributions to shareholders from:
Net investment income	(0.28)		(0.70)	(0.44)	(0.53)	(0.39)	(0.34)
Net realized gains	-		-	-	-	(3.45)	(1.65)

Total distributions	(0.28)		(0.70)	(0.44)	(0.53)	(3.84)	(1.99)

Net asset value at end of period	$59.76		$62.65	$61.49	$60.71	$62.16	$74.40

Market price at end of period(b)	$59.68		$62.64	$61.53	$60.71	$62.14	$74.35

Net Asset Value Total Return(c)	(4.16)%		3.02%	1.99%	(1.47)%	(11.86)%	32.95%
Market Price Total Return(c)	(4.27)%		2.94%	2.05%	(1.44)%	(11.83)%	32.97%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$358,570		$416,591	$525,754	$764,908	$1,168,526	$1,926,934
Ratio to average net assets of:
Expenses, after Waivers	0.58	%(d)	0.56%	0.57%	0.56%	0.57%	0.56%
Expenses, prior to Waivers	0.58	%(d)	0.56%	0.57%	0.56%	0.57%	0.56%
Net investment income	0.92	%(d)	1.03%	0.68%	0.79%	0.58%	0.48%
Portfolio turnover rate(e)	38%		81%	98%	26%	26%	47%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights–(continued)

Invesco Dynamic Retail ETF (PMR)

	Six Months Ended
	October 31, 2019 (Unaudited)		Years Ended April 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$38.48		$36.67	$36.07	$35.69	$38.41	$33.15

Net investment income(a)	0.07		0.42	0.45	0.27	0.25	0.22
Net realized and unrealized gain (loss) on investments	2.12		1.80	0.57	0.43	(2.70)	5.38

Total from investment operations	2.19		2.22	1.02	0.70	(2.45)	5.60

Distributions to shareholders from:
Net investment income	(0.13)		(0.41)	(0.42)	(0.32)	(0.27)	(0.34)

Net asset value at end of period	$40.54		$38.48	$36.67	$36.07	$35.69	$38.41

Market price at end of period(b)	$40.44		$38.47	$36.71	$36.05	$35.69	$38.42

Net Asset Value Total Return(c)	5.73%		6.09%	2.87%	1.98%	(6.40)%	16.97%
Market Price Total Return(c)	5.50%		5.95%	3.03%	1.92%	(6.42)%	17.04%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,108		$7,696	$11,000	$14,429	$21,416	$38,410
Ratio to average net assets of:
Expenses, after Waivers	0.69	%(d)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	1.66	%(d)	1.24%	1.27%	0.99%	0.88%	0.91%
Net investment income	0.46	%(d)	1.09%	1.27%	0.76%	0.67%	0.61%
Portfolio turnover rate(e)	80%		148%	131%	152%	129%	111%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.07%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights–(continued)

Invesco Dynamic Semiconductors ETF (PSI)

	Six Months Ended
	October 31, 2019 (Unaudited)		Years Ended April 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$58.09		$48.91	$42.47	$24.50	$26.30	$20.62

Net investment income(a)	0.18		0.38	0.14	0.19	0.10	0.25	(b)
Net realized and unrealized gain (loss) on investments	3.22		9.19	6.41	18.02	(1.86)	5.88

Total from investment operations	3.40		9.57	6.55	18.21	(1.76)	6.13

Distributions to shareholders from:
Net investment income	(0.24)		(0.39)	(0.11)	(0.24)	(0.04)	(0.33)
Return of capital	-		-	-	-	-	(0.12)

Total distributions	(0.24)		(0.39)	(0.11)	(0.24)	(0.04)	(0.45)

Net asset value at end of period	$61.25		$58.09	$48.91	$42.47	$24.50	$26.30

Market price at end of period(c)	$61.18		$58.04	$48.94	$42.51	$24.48	$26.31

Net Asset Value Total Return(d)	5.91%		19.71%	15.42%	74.65%	(6.69)%	29.90%
Market Price Total Return(d)	5.87%		19.53%	15.38%	74.96%	(6.80)%	29.95%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$189,870		$200,423	$315,455	$235,699	$48,999	$78,911
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(e)	0.58%	0.61%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.61	%(e)	0.58%	0.61%	0.63%	0.68%	0.78%
Net investment income	0.65	%(e)	0.73%	0.29%	0.55%	0.38%	1.03	%(b)
Portfolio turnover rate(f)	49%		98%	65%	62%	104%	103%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received of $16.50 per share owned of KLA-Tencor Corp. on November 26, 2014. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.05 and 0.22%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights–(continued)

Invesco Dynamic Software ETF (PSJ)

	Six Months Ended
	October 31, 2019 (Unaudited)		Years Ended April 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$96.10		$70.81	$53.44	$42.20	$42.47	$33.96

Net investment income (loss)(a)	0.09		(0.22)	(0.27)	(0.05)	(0.08)	0.11
Net realized and unrealized gain (loss) on investments	(1.96)		25.51	17.64	11.30	(0.13)	8.44

Total from investment operations	(1.87)		25.29	17.37	11.25	(0.21)	8.55

Distributions to shareholders from:
Net investment income	-		-	-	(0.01)	(0.06)	(0.04)

Net asset value at end of period	$94.23		$96.10	$70.81	$53.44	$42.20	$42.47

Market price at end of period(b)	$94.17		$96.13	$70.90	$53.39	$42.21	$42.48

Net Asset Value Total Return(c)	(1.94)%		35.71%	32.51%	26.67%	(0.50)%	25.18%
Market Price Total Return(c)	(2.03)%		35.58%	32.80%	26.52%	(0.50)%	25.32%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$471,135		$437,243	$155,784	$101,545	$73,847	$57,329
Ratio to average net assets of:
Expenses, after Waivers	0.55	%(d)	0.58%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.55	%(d)	0.58%	0.63%	0.64%	0.66%	0.71%
Net investment income (loss)	0.19	%(d)	(0.27)%	(0.42)%	(0.11)%	(0.19)%	0.29%
Portfolio turnover rate(e)	80%		157%	145%	154%	154%	132%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2019

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Dynamic Biotechnology & Genome ETF (PBE)	“Dynamic Biotechnology & Genome ETF”
Invesco Dynamic Building & Construction ETF (PKB)	“Dynamic Building & Construction ETF”
Invesco Dynamic Energy Exploration & Production ETF (PXE)	“Dynamic Energy Exploration & Production ETF”
Invesco Dynamic Food & Beverage ETF (PBJ)	“Dynamic Food & Beverage ETF”
Invesco Dynamic Leisure and Entertainment ETF (PEJ)	“Dynamic Leisure and Entertainment ETF”
Invesco Dynamic Media ETF (PBS)	“Dynamic Media ETF”
Invesco Dynamic Networking ETF (PXQ)	“Dynamic Networking ETF”
Invesco Dynamic Oil & Gas Services ETF (PXJ)	“Dynamic Oil & Gas Services ETF”
Invesco Dynamic Pharmaceuticals ETF (PJP)	“Dynamic Pharmaceuticals ETF”
Invesco Dynamic Retail ETF (PMR)	“Dynamic Retail ETF”
Invesco Dynamic Semiconductors ETF (PSI)	“Dynamic Semiconductors ETF”
Invesco Dynamic Software ETF (PSJ)	“Dynamic Software ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Dynamic Biotechnology & Genome ETF	Dynamic Biotech & Genome IntellidexSM Index
Dynamic Building & Construction ETF	Dynamic Building & Construction IntellidexSM Index
Dynamic Energy Exploration & Production ETF	Dynamic Energy Exploration & Production IntellidexSM Index
Dynamic Food & Beverage ETF	Dynamic Food & Beverage IntellidexSM Index
Dynamic Leisure and Entertainment ETF	Dynamic Leisure & Entertainment IntellidexSM Index
Dynamic Media ETF	Dynamic Media IntellidexSM Index
Dynamic Networking ETF	Dynamic Networking IntellidexSM Index
Dynamic Oil & Gas Services ETF	Dynamic Oil Services IntellidexSM Index
Dynamic Pharmaceuticals ETF	Dynamic Pharmaceutical IntellidexSM Index
Dynamic Retail ETF	Dynamic Retail IntellidexSM Index
Dynamic Semiconductors ETF	Dynamic Semiconductor IntellidexSM Index
Dynamic Software ETF	Dynamic Software IntellidexSM Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

44

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

45

B.	Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s NAV and possibly face trading halts and/or delisting. This risk may be heightened for a Fund if it invests in non-U.S. securities, which may have lower trading volumes.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Certain Funds invest in securities of small-and mid-capitalization companies, which involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may

46

have returns that vary, sometimes significantly, from the overall securities market. Often small-and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’

47

services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Securities Lending - Each Fund may participate in securities lending. Each Fund may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

    The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2021. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2021. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Dynamic Biotechnology & Genome ETF, Dynamic Building & Construction ETF, Dynamic Leisure and Entertainment ETF, Dynamic Pharmaceuticals ETF, Dynamic Semiconductors ETF and Dynamic Software ETF.

    Further, through August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending).

48

There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

    For the six-month period ended October 31, 2019, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Biotechnology & Genome ETF	$251
Dynamic Building & Construction ETF	5,602
Dynamic Energy Exploration & Production ETF	28,121
Dynamic Food & Beverage ETF	11,442
Dynamic Leisure and Entertainment ETF	22,522
Dynamic Media ETF	9,673
Dynamic Networking ETF	5,900
Dynamic Oil & Gas Services ETF	35,283
Dynamic Pharmaceuticals ETF	330
Dynamic Retail ETF	36,502
Dynamic Semiconductors ETF	285
Dynamic Software ETF	266

    The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

    For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2019 are as follows:

	Total Potential Recapture	Potential Recapture Amounts Expiring
	Amounts	4/30/20	4/30/21	4/30/22	10/31/22
Dynamic Building & Construction ETF	$5,420	$-	$-	$-	$5,420
Dynamic Energy Exploration & Production ETF	141,510	48,725	57,701	7,050	28,034
Dynamic Food & Beverage ETF	48,694	-	21,375	16,009	11,310
Dynamic Leisure and Entertainment ETF	22,387	-	-	-	22,387
Dynamic Media ETF	71,311	144	36,982	24,608	9,577
Dynamic Networking ETF	147,366	65,931	65,560	10,092	5,783
Dynamic Oil & Gas Services ETF	219,398	54,195	76,492	53,533	35,178
Dynamic Retail ETF	253,161	70,612	85,026	61,111	36,412

    The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

    The Adviser has entered into a licensing agreement for each Fund with ICE Data Indices, LLC (the “Licensor”). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

    The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

49

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of October 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

    Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Funds had capital loss carryforwards as of April 30, 2019, which expire as follows:

	No expiration
	Short-Term	Long-Term	Total*
Dynamic Biotechnology & Genome ETF	$167,680,588	$20,050,672	$187,731,260
Dynamic Building & Construction ETF	62,299,799	6,364,664	68,664,463
Dynamic Energy Exploration & Production ETF	82,207,341	21,559,412	103,766,753
Dynamic Food & Beverage ETF	67,538,029	9,311,894	76,849,923
Dynamic Leisure and Entertainment ETF	65,951,386	1,568,467	67,519,853
Dynamic Media ETF	74,715,626	2,115,823	76,831,449
Dynamic Networking ETF	29,507,856	9,348,238	38,856,094
Dynamic Oil & Gas Services ETF	54,542,820	38,271,852	92,814,672
Dynamic Pharmaceuticals ETF	144,123,467	229,239,334	373,362,801
Dynamic Retail ETF	19,666,912	1,556,181	21,223,093
Dynamic Semiconductors ETF	35,527,628	2,591,320	38,118,948
Dynamic Software ETF	23,589,524	-	23,589,524

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six-month period ended October 31, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Dynamic Biotechnology & Genome ETF	$190,952,799	$191,176,712
Dynamic Building & Construction ETF	82,060,518	82,582,228
Dynamic Energy Exploration & Production ETF	22,293,894	22,401,675
Dynamic Food & Beverage ETF	53,481,274	53,788,722
Dynamic Leisure and Entertainment ETF	55,446,798	55,209,526
Dynamic Media ETF	50,047,794	49,813,817
Dynamic Networking ETF	36,922,086	36,506,770
Dynamic Oil & Gas Services ETF	6,428,716	6,434,925
Dynamic Pharmaceuticals ETF	143,380,543	143,795,793
Dynamic Retail ETF	6,034,154	6,250,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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	Purchases	Sales
Dynamic Semiconductors ETF	$90,334,481	$89,613,884
Dynamic Software ETF	404,278,661	393,852,458

    For the six-month period ended October 31, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Dynamic Biotechnology & Genome ETF	$35,316,877	$52,200,533
Dynamic Building & Construction ETF	36,335,774	50,920,236
Dynamic Energy Exploration & Production ETF	-	3,962,289
Dynamic Food & Beverage ETF	19,442,471	19,218,436
Dynamic Leisure and Entertainment ETF	12,958,835	23,992,823
Dynamic Media ETF	21,267,544	54,151,118
Dynamic Networking ETF	5,550,086	34,248,415
Dynamic Oil & Gas Services ETF	-	913,898
Dynamic Pharmaceuticals ETF	44,409,755	80,539,956
Dynamic Retail ETF	1,861,584	1,656,822
Dynamic Semiconductors ETF	19,868,449	39,367,459
Dynamic Software ETF	361,373,167	323,361,172

    Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

    At October 31, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Dynamic Biotechnology & Genome ETF	$22,225,887	$(22,571,445)	$(345,558)	$229,019,507
Dynamic Building & Construction ETF	17,123,727	(867,198)	16,256,529	99,621,187
Dynamic Energy Exploration & Production ETF	304,190	(6,053,584)	(5,749,394)	32,792,912
Dynamic Food & Beverage ETF	6,556,771	(1,712,564)	4,844,207	69,120,343
Dynamic Leisure and Entertainment ETF	4,145,605	(1,526,914)	2,618,691	53,843,554
Dynamic Media ETF	3,267,399	(3,745,613)	(478,214)	54,784,646
Dynamic Networking ETF	6,588,385	(1,939,032)	4,649,353	60,090,197
Dynamic Oil & Gas Services ETF	502,217	(8,851,036)	(8,348,819)	20,639,113
Dynamic Pharmaceuticals ETF	49,117,120	(17,977,008)	31,140,112	329,510,410
Dynamic Retail ETF	1,400,162	(183,529)	1,216,633	7,511,483
Dynamic Semiconductors ETF	35,729,886	(2,442,442)	33,287,444	160,679,583
Dynamic Software ETF	36,195,656	(22,425,411)	13,770,245	465,613,649

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

    The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the

51

transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

    To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

    Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

    Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 9–Subsequent Event

At a meeting held on December 12, 2019, the Board of Trustees of the Trust approved the termination and winding down of Invesco Dynamic Retail ETF, with the liquidation payment to shareholders expected to take place on or about February 26, 2020. Investors, who have elected not to sell their shares before market close on February 13, 2020 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 26, 2020.

52

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2019 through October 31, 2019.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Dynamic Biotechnology & Genome ETF (PBE)

Actual	$1,000.00	$977.60	0.59%	$2.93

Hypothetical (5% return before expenses)	1,000.00	1,022.17	0.59	3.00

Invesco Dynamic Building & Construction ETF (PKB)

Actual	1,000.00	1,119.00	0.63	3.36

Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.63	3.20

Invesco Dynamic Energy Exploration & Production ETF (PXE)

Actual	1,000.00	755.20	0.65	2.87

Hypothetical (5% return before expenses)	1,000.00	1,021.87	0.65	3.30

Invesco Dynamic Food & Beverage ETF (PBJ)

Actual	1,000.00	996.00	0.64	3.21

Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.64	3.25

Invesco Dynamic Leisure and Entertainment ETF (PEJ)

Actual	1,000.00	945.40	0.64	3.13

Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.64	3.25

Invesco Dynamic Media ETF (PBS)

Actual	1,000.00	918.70	0.64	3.09

Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.64	3.25

Invesco Dynamic Networking ETF (PXQ)

Actual	1,000.00	917.50	0.64	3.08

Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.64	3.25

53

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Dynamic Oil & Gas Services ETF (PXJ)

Actual	$1,000.00	$676.40	0.67%	$2.82

Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.67	3.40

Invesco Dynamic Pharmaceuticals ETF (PJP)

Actual	1,000.00	958.40	0.58	2.86

Hypothetical (5% return before expenses)	1,000.00	1,022.22	0.58	2.95

Invesco Dynamic Retail ETF (PMR)

Actual	1,000.00	1,057.30	0.69	3.57

Hypothetical (5% return before expenses)	1,000.00	1,021.67	0.69	3.51

Invesco Dynamic Semiconductors ETF (PSI)

Actual	1,000.00	1,059.10	0.61	3.16

Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.61	3.10

Invesco Dynamic Software ETF (PSJ)

Actual	1,000.00	980.60	0.55	2.74

Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.55	2.80

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

54

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Invesco Exchange-Traded Fund Trust was held on August 19, 2019. The Meeting was held for the following purpose:

(1).	To elect ten (10) trustees to the Board of Trustees of the Trust.

The results of the voting on the above matter was as follows:

Matter		Votes For	Votes Withheld
(1).	Ronn R. Bagge	728,737,753.65	22,013,719.89
	Todd J. Barre	736,212,431.57	14,539,041.97
	Kevin M. Carome	735,406,511.30	15,344,962.24
	Edmund P. Giambastiani, Jr.	734,022,540.17	16,728,933.36
	Victoria J. Herget	736,579,144.26	14,172,329.27
	Marc M. Kole	728,485,556.55	22,265,916.99
	Yung Bong Lim	735,944,320.11	14,807,153.42
	Joanne Pace	735,925,022.32	14,826,451.22
	Gary R. Wicker	735,241,254.75	15,510,218.79
	Donald H. Wilson	728,014,927.08	22,736,546.45

55

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-7	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

October 31, 2019

RSP	Invesco S&P 500® Equal Weight ETF

EWCO	Invesco S&P 500® Equal Weight Communication Services ETF

RCD	Invesco S&P 500® Equal Weight Consumer Discretionary ETF

RHS	Invesco S&P 500® Equal Weight Consumer Staples ETF

RYE	Invesco S&P 500® Equal Weight Energy ETF

RYF	Invesco S&P 500® Equal Weight Financials ETF

RYH	Invesco S&P 500® Equal Weight Health Care ETF

RGI	Invesco S&P 500® Equal Weight Industrials ETF

RTM	Invesco S&P 500® Equal Weight Materials ETF

EWRE	Invesco S&P 500® Equal Weight Real Estate ETF

RYT	Invesco S&P 500® Equal Weight Technology ETF

RYU	Invesco S&P 500® Equal Weight Utilities ETF

EWMC	Invesco S&P MidCap 400® Equal Weight ETF

EWSC	Invesco S&P SmallCap 600® Equal Weight ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco S&P 500® Equal Weight ETF (RSP)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-4.43%
Activision Blizzard, Inc.	574,515	$32,190,076
Alphabet, Inc., Class A(b)	13,196	16,611,125
Alphabet, Inc., Class C(b)	13,510	17,024,086
AT&T, Inc.	847,933	32,636,941
CBS Corp., Class B	733,511	26,435,736
CenturyLink, Inc.	2,491,661	32,242,093
Charter Communications, Inc., Class A(b)	75,587	35,364,134
Comcast Corp., Class A	685,694	30,732,805
Discovery, Inc., Class A(b)(c)	353,244	9,521,692
Discovery, Inc., Class C(b)	834,651	21,066,591
DISH Network Corp., Class A(b)	911,586	31,340,327
Electronic Arts, Inc.(b)	326,387	31,463,707
Facebook, Inc., Class A(b)	171,709	32,908,030
Fox Corp., Class A	652,293	20,899,468
Fox Corp., Class B	285,813	8,928,798
Interpublic Group of Cos., Inc. (The)	1,516,868	32,991,879
Netflix, Inc.(b)	109,273	31,406,153
News Corp., Class A	1,662,529	22,793,273
News Corp., Class B	546,944	7,722,849
Omnicom Group, Inc.	401,681	31,005,756
Take-Two Interactive Software, Inc.(b)	256,961	30,925,256
T-Mobile US, Inc.(b)	404,819	33,462,339
TripAdvisor, Inc.(b)	787,418	31,811,687
Twitter, Inc.(b)	754,050	22,598,879
Verizon Communications, Inc.	536,065	32,415,851
Viacom, Inc., Class B	1,234,349	26,612,564
Walt Disney Co. (The)	232,883	30,256,159

		713,368,254

Consumer Discretionary-12.54%
Advance Auto Parts, Inc.	204,730	33,264,530
Amazon.com, Inc.(b)	17,330	30,789,518
Aptiv PLC	356,481	31,922,874
AutoZone, Inc.(b)	27,976	32,015,175
Best Buy Co., Inc.	482,780	34,678,087
Booking Holdings, Inc.(b)	15,627	32,016,129
BorgWarner, Inc.	803,562	33,492,464
Capri Holdings Ltd.(b)	1,004,137	31,198,537
CarMax, Inc.(b)	370,520	34,521,348
Carnival Corp.	635,855	27,271,821
Chipotle Mexican Grill, Inc.(b)	40,797	31,746,594
D.R. Horton, Inc.	649,523	34,015,519
Darden Restaurants, Inc.	252,416	28,338,744
Dollar General Corp.	203,745	32,668,473
Dollar Tree, Inc.(b)	288,991	31,904,606
eBay, Inc.	796,195	28,065,874
Expedia Group, Inc.	242,953	33,201,957
Ford Motor Co.	3,401,317	29,217,313
Gap, Inc. (The)	1,670,605	27,164,037
Garmin Ltd.	376,639	35,309,906
General Motors Co.	827,136	30,736,374
Genuine Parts Co.	325,726	33,412,973
H&R Block, Inc.	1,329,850	33,232,951
Hanesbrands, Inc.	2,030,479	30,883,586
Harley-Davidson, Inc.	876,773	34,115,237
Hasbro, Inc.	268,349	26,113,041
Hilton Worldwide Holdings, Inc.	334,644	32,447,082

	Shares	Value
Consumer Discretionary-(continued)
Home Depot, Inc. (The)	137,389	$32,228,712
Kohl’s Corp.	609,914	31,264,192
L Brands, Inc.	1,703,365	29,025,340
Las Vegas Sands Corp.	500,006	30,920,371
Leggett & Platt, Inc.	762,936	39,138,617
Lennar Corp., Class A	595,287	35,479,105
LKQ Corp.(b)	981,748	33,369,615
Lowe’s Cos., Inc.	283,566	31,648,801
Macy’s, Inc.	1,875,290	28,429,396
Marriott International, Inc., Class A	238,543	30,187,617
McDonald’s Corp.	153,496	30,192,663
MGM Resorts International	1,105,694	31,512,279
Mohawk Industries, Inc.(b)	255,810	36,678,038
Newell Brands, Inc.	1,741,194	33,030,450
NIKE, Inc., Class B	368,099	32,963,265
Nordstrom, Inc.(c)	923,635	33,158,496
Norwegian Cruise Line Holdings Ltd.(b)	580,843	29,483,591
NVR, Inc.(b)	8,952	32,554,754
O’Reilly Automotive, Inc.(b)	82,160	35,781,502
PulteGroup, Inc.	911,878	35,782,093
PVH Corp.	354,733	30,918,528
Ralph Lauren Corp.	314,322	30,193,771
Ross Stores, Inc.	294,591	32,307,795
Royal Caribbean Cruises Ltd.	279,912	30,462,823
Starbucks Corp.	355,306	30,044,675
Tapestry, Inc.	1,276,508	33,010,497
Target Corp.	297,672	31,824,114
Tiffany & Co.	327,049	40,720,871
TJX Cos., Inc. (The)	568,089	32,750,331
Tractor Supply Co.	331,023	31,453,805
Ulta Beauty, Inc.(b)	141,684	33,033,625
Under Armour, Inc., Class A(b)	786,189	16,234,803
Under Armour, Inc., Class C(b)	812,323	15,027,975
VF Corp.	355,951	29,291,208
Whirlpool Corp.	214,484	32,627,306
Wynn Resorts, Ltd.	275,726	33,456,593
Yum! Brands, Inc.	287,012	29,191,991

		2,019,124,358

Consumer Staples-6.56%
Altria Group, Inc.	765,115	34,269,501
Archer-Daniels-Midland Co.	781,511	32,854,722
Brown-Forman Corp., Class B	500,591	32,798,722
Campbell Soup Co.	694,579	32,165,953
Church & Dwight Co., Inc.	446,549	31,231,637
Clorox Co. (The)	202,420	29,895,410
Coca-Cola Co. (The)	592,378	32,243,135
Colgate-Palmolive Co.	454,566	31,183,228
Conagra Brands, Inc.	1,066,873	28,858,915
Constellation Brands, Inc., Class A	157,515	29,979,830
Costco Wholesale Corp.	110,118	32,717,159
Coty, Inc., Class A	3,015,240	35,248,156
Estee Lauder Cos., Inc. (The), Class A	165,001	30,734,736
General Mills, Inc.	596,867	30,356,656
Hershey Co. (The)	216,375	31,778,996
Hormel Foods Corp.	747,847	30,579,464
JM Smucker Co. (The)	301,780	31,892,110
Kellogg Co.	507,378	32,233,724

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Kimberly-Clark Corp.	242,748	$32,256,354
Kraft Heinz Co. (The)	1,098,887	35,527,017
Kroger Co. (The)	1,225,408	30,194,053
Lamb Weston Holdings, Inc.	445,494	34,766,352
McCormick & Co., Inc.	201,153	32,323,276
Molson Coors Brewing Co., Class B	562,226	29,640,555
Mondelez International, Inc., Class A	594,350	31,173,657
Monster Beverage Corp.(b)	546,083	30,651,639
PepsiCo, Inc.	235,580	32,314,509
Philip Morris International, Inc.	440,005	35,834,007
Procter & Gamble Co. (The)	263,252	32,777,506
Sysco Corp.	410,639	32,797,737
Tyson Foods, Inc., Class A	377,391	31,244,201
Walgreens Boots Alliance, Inc.	574,075	31,447,828
Walmart, Inc.	273,741	32,098,870

		1,056,069,615

Energy-5.27%
Apache Corp.	1,320,562	28,603,373
Baker Hughes Co.	1,414,722	30,275,051
Cabot Oil & Gas Corp.	1,708,796	31,851,957
Chevron Corp.	262,678	30,507,423
Cimarex Energy Co.	670,333	28,301,459
Concho Resources, Inc.	436,955	29,503,202
ConocoPhillips	560,559	30,942,857
Devon Energy Corp.	1,282,106	26,001,110
Diamondback Energy, Inc.	332,292	28,497,362
EOG Resources, Inc.	404,870	28,061,540
Exxon Mobil Corp.	442,489	29,898,982
Halliburton Co.	1,585,717	30,525,052
Helmerich & Payne, Inc.	775,263	29,072,362
Hess Corp.	508,451	33,430,653
HollyFrontier Corp.	625,581	34,369,420
Kinder Morgan, Inc.	1,552,748	31,023,905
Marathon Oil Corp.	2,530,903	29,181,312
Marathon Petroleum Corp.	603,161	38,572,146
National Oilwell Varco, Inc.	1,409,140	31,874,747
Noble Energy, Inc.	1,283,645	24,723,003
Occidental Petroleum Corp.	712,851	28,870,466
ONEOK, Inc.	431,615	30,139,675
Phillips 66	312,760	36,536,623
Pioneer Natural Resources Co.	237,338	29,197,321
Schlumberger Ltd.	861,034	28,147,201
TechnipFMC PLC (United Kingdom)	1,260,489	24,869,448
Valero Energy Corp.	375,805	36,445,569
Williams Cos., Inc. (The)	1,301,314	29,032,315

		848,455,534

Financials-13.31%
Affiliated Managers Group, Inc.	360,794	28,820,225
Aflac, Inc.	620,871	33,005,502
Allstate Corp. (The)	303,774	32,327,629
American Express Co.	269,653	31,624,904
American International Group, Inc.	561,096	29,715,644
Ameriprise Financial, Inc.	218,019	32,896,887
Aon PLC	167,175	32,291,523
Arthur J. Gallagher & Co.	363,602	33,167,774
Assurant, Inc.	257,205	32,425,834
Bank of America Corp.	1,065,378	33,314,370
Bank of New York Mellon Corp. (The)	685,341	32,039,692
BB&T Corp.	605,776	32,136,417

	Shares	Value
Financials-(continued)
Berkshire Hathaway, Inc., Class B(b)	150,473	$31,987,550
BlackRock, Inc.	71,331	32,933,523
Capital One Financial Corp.	343,331	32,015,616
Cboe Global Markets, Inc.	292,543	33,686,326
Charles Schwab Corp. (The)	736,873	29,998,100
Chubb Ltd.	202,193	30,818,257
Cincinnati Financial Corp.	284,604	32,220,019
Citigroup, Inc.	456,633	32,813,647
Citizens Financial Group, Inc.	872,723	30,684,941
CME Group, Inc., Class A	156,183	32,134,652
Comerica, Inc.	489,976	32,054,230
Discover Financial Services	379,147	30,430,338
E*TRADE Financial Corp.	703,536	29,400,769
Everest Re Group, Ltd.	126,975	32,644,003
Fifth Third Bancorp.	1,132,574	32,935,252
First Republic Bank	330,868	35,191,121
Franklin Resources, Inc.	1,074,639	29,606,304
Globe Life, Inc.	337,131	32,812,960
Goldman Sachs Group, Inc. (The)	146,169	31,189,541
Hartford Financial Services Group, Inc. (The)	532,898	30,417,818
Huntington Bancshares, Inc.	2,179,149	30,791,375
Intercontinental Exchange, Inc.	353,910	33,380,791
Invesco Ltd.(d)	1,847,265	31,070,997
JPMorgan Chase & Co.	267,406	33,404,358
KeyCorp.	1,759,303	31,614,675
Lincoln National Corp.	521,201	29,437,433
Loews Corp.	632,726	31,003,574
M&T Bank Corp.	202,869	31,755,085
MarketAxess Holdings, Inc.	97,316	35,869,704
Marsh & McLennan Cos., Inc.	324,709	33,646,347
MetLife, Inc.	653,176	30,562,105
Moody’s Corp.	151,482	33,430,563
Morgan Stanley	711,747	32,775,949
MSCI, Inc.	139,970	32,831,363
Nasdaq, Inc.	322,976	32,223,316
Northern Trust Corp.	324,867	32,382,743
People’s United Financial, Inc.	1,950,911	31,546,231
PNC Financial Services Group, Inc. (The)	230,774	33,854,546
Principal Financial Group, Inc.	555,809	29,669,084
Progressive Corp. (The)	442,246	30,824,546
Prudential Financial, Inc.	357,856	32,614,996
Raymond James Financial, Inc.	368,986	30,806,641
Regions Financial Corp.	1,965,900	31,650,990
S&P Global, Inc.	128,558	33,166,678
State Street Corp.	525,635	34,728,704
SunTrust Banks, Inc.	468,207	31,997,266
SVB Financial Group(b)	143,487	31,779,501
Synchrony Financial	938,953	33,210,768
T. Rowe Price Group, Inc.	270,271	31,297,382
Travelers Cos., Inc. (The)	219,688	28,792,309
U.S. Bancorp	573,154	32,681,241
Unum Group	1,079,693	29,734,745
Wells Fargo & Co.	657,041	33,923,027
Willis Towers Watson PLC	167,583	31,321,263
Zions Bancorp. N.A.	710,240	34,425,333

		2,143,946,997

Health Care-12.58%
Abbott Laboratories	387,744	32,419,276

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Health Care-(continued)
AbbVie, Inc.	455,856	$36,263,345
ABIOMED, Inc.(b)	172,430	35,793,019
Agilent Technologies, Inc.	412,655	31,258,616
Alexion Pharmaceuticals, Inc.(b)	299,279	31,544,007
Align Technology, Inc.(b)	181,116	45,693,756
Allergan PLC	193,467	34,071,473
AmerisourceBergen Corp.	385,308	32,897,597
Amgen, Inc.	164,437	35,066,190
Anthem, Inc.	127,005	34,174,505
Baxter International, Inc.	369,796	28,363,353
Becton, Dickinson and Co.	123,301	31,565,056
Biogen, Inc.(b)	135,835	40,575,273
Boston Scientific Corp.(b)	768,775	32,057,918
Bristol-Myers Squibb Co.	650,262	37,305,531
Cardinal Health, Inc.	666,577	32,962,233
Celgene Corp.(b)	330,332	35,685,766
Centene Corp.(b)	707,982	37,579,685
Cerner Corp.	473,728	31,796,623
Cigna Corp.	201,244	35,914,004
Cooper Cos., Inc. (The)	106,605	31,022,055
CVS Health Corp.	501,755	33,311,515
Danaher Corp.	228,343	31,470,232
DaVita, Inc.(b)	519,599	30,448,501
DENTSPLY SIRONA, Inc.	619,434	33,932,595
Edwards Lifesciences Corp.(b)	146,453	34,911,466
Eli Lilly and Co.	285,305	32,510,505
Gilead Sciences, Inc.	480,368	30,604,245
HCA Healthcare, Inc.	249,032	33,255,733
Henry Schein, Inc.(b)	499,727	31,275,414
Hologic, Inc.(b)	646,470	31,230,966
Humana, Inc.	117,014	34,425,519
IDEXX Laboratories, Inc.(b)	120,477	34,337,150
Illumina, Inc.(b)	106,818	31,566,855
Incyte Corp.(b)	420,547	35,292,304
Intuitive Surgical, Inc.(b)	61,432	33,968,824
IQVIA Holdings, Inc.(b)	212,372	30,670,764
Johnson & Johnson	245,773	32,451,867
Laboratory Corp. of America Holdings(b)	186,526	30,733,889
McKesson Corp.	223,943	29,784,419
Medtronic PLC	293,145	31,923,491
Merck & Co., Inc.	385,108	33,373,459
Mettler-Toledo International, Inc.(b)	45,080	31,778,695
Mylan N.V.(b)	1,481,901	28,378,404
PerkinElmer, Inc.	370,860	31,879,126
Perrigo Co. PLC	574,383	30,453,787
Pfizer, Inc.	870,834	33,413,901
Quest Diagnostics, Inc.	307,879	31,172,749
Regeneron Pharmaceuticals, Inc.(b)	114,135	34,957,268
ResMed, Inc.	243,182	35,971,481
Stryker Corp.	147,352	31,867,817
Teleflex, Inc.	98,458	34,205,294
Thermo Fisher Scientific, Inc.	107,988	32,610,216
UnitedHealth Group, Inc.	137,591	34,769,246
Universal Health Services, Inc., Class B	210,788	28,974,919
Varian Medical Systems, Inc.(b)	273,810	33,078,986
Vertex Pharmaceuticals, Inc.(b)	183,732	35,915,931
Waters Corp.(b)	138,468	29,302,598
WellCare Health Plans, Inc.(b)	120,303	35,681,870

	Shares	Value
Health Care-(continued)
Zimmer Biomet Holdings, Inc.	231,648	$32,020,703
Zoetis, Inc.	265,646	33,981,436

		2,025,903,421

Industrials-13.85%
3M Co.	187,486	30,933,315
A.O. Smith Corp.	639,778	31,784,171
Alaska Air Group, Inc.	487,968	33,879,618
Allegion PLC	314,384	36,481,119
American Airlines Group, Inc.	1,073,206	32,260,572
AMETEK, Inc.	354,381	32,479,019
Arconic, Inc.	1,186,531	32,594,007
Boeing Co. (The)	84,639	28,769,642
C.H. Robinson Worldwide, Inc.	369,028	27,913,278
Caterpillar, Inc.	240,265	33,108,517
Cintas Corp.	130,300	35,007,701
Copart, Inc.(b)	392,924	32,471,239
CSX Corp.	443,530	31,166,853
Cummins, Inc.	194,648	33,572,887
Deere & Co.	194,309	33,836,969
Delta Air Lines, Inc.	535,618	29,501,839
Dover Corp.	322,490	33,503,486
Eaton Corp. PLC	367,514	32,014,145
Emerson Electric Co.	490,352	34,398,193
Equifax, Inc.	227,475	31,098,107
Expeditors International of Washington, Inc.	421,706	30,759,236
Fastenal Co.	955,485	34,340,131
FedEx Corp.	184,622	28,184,395
Flowserve Corp.	653,783	31,930,762
Fortive Corp.	459,046	31,674,174
Fortune Brands Home & Security, Inc.	590,239	35,443,852
General Dynamics Corp.	169,205	29,915,444
General Electric Co.	3,441,376	34,344,932
Honeywell International, Inc.	191,656	33,104,741
Huntington Ingalls Industries, Inc.	148,407	33,489,524
IDEX Corp.	187,953	29,232,330
IHS Markit Ltd.(b)	473,719	33,169,804
Illinois Tool Works, Inc.	201,178	33,914,587
Ingersoll-Rand PLC	255,706	32,446,534
J.B. Hunt Transport Services, Inc.	279,599	32,869,658
Jacobs Engineering Group, Inc.	352,444	32,981,710
Johnson Controls International PLC	729,865	31,625,050
Kansas City Southern	241,573	34,008,647
L3Harris Technologies, Inc.	154,964	31,970,623
Lockheed Martin Corp.	83,515	31,458,430
Masco Corp.	744,070	34,413,238
Nielsen Holdings PLC	1,431,097	28,850,916
Norfolk Southern Corp.	176,423	32,108,986
Northrop Grumman Corp.	88,391	31,156,060
PACCAR, Inc.	455,274	34,628,140
Parker-Hannifin Corp.	176,385	32,364,884
Pentair PLC	849,432	35,225,945
Quanta Services, Inc.	843,796	35,481,622
Raytheon Co.	161,748	34,324,543
Republic Services, Inc.	377,524	33,037,125
Robert Half International, Inc.	566,719	32,455,997
Rockwell Automation, Inc.	192,757	33,152,276
Rollins, Inc.	930,586	35,464,632
Roper Technologies, Inc.	88,624	29,862,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Industrials-(continued)
Snap-on, Inc.	194,253	$31,599,136
Southwest Airlines Co.	576,133	32,338,345
Stanley Black & Decker, Inc.	219,779	33,259,156
Textron, Inc.	625,339	28,821,875
TransDigm Group, Inc.	61,874	32,563,049
Union Pacific Corp.	187,475	31,019,614
United Airlines Holdings, Inc.(b)	351,862	31,963,144
United Parcel Service, Inc., Class B	262,086	30,184,445
United Rentals, Inc.(b)	249,419	33,314,896
United Technologies Corp.	232,822	33,428,583
Verisk Analytics, Inc.	206,359	29,860,147
W.W. Grainger, Inc.	108,751	33,586,659
Wabtec Corp.(c)	427,539	29,658,380
Waste Management, Inc.	287,116	32,217,286
Xylem, Inc.	408,575	31,333,617

		2,231,314,680

Information Technology-13.63%
Accenture PLC, Class A	165,155	30,623,040
Adobe, Inc.(b)	116,264	32,313,254
Advanced Micro Devices, Inc.(b)	1,050,119	35,630,538
Akamai Technologies, Inc.(b)	355,573	30,757,064
Alliance Data Systems Corp.	240,355	24,035,500
Amphenol Corp., Class A	338,045	33,916,055
Analog Devices, Inc.	275,926	29,421,989
ANSYS, Inc.(b)	151,531	33,359,550
Apple, Inc.	146,945	36,554,038
Applied Materials, Inc.	626,010	33,967,303
Arista Networks, Inc.(b)	131,862	32,249,489
Autodesk, Inc.(b)	209,425	30,860,868
Automatic Data Processing, Inc.	201,216	32,643,272
Broadcom, Inc.	111,013	32,510,157
Broadridge Financial Solutions, Inc.	259,172	32,453,518
Cadence Design Systems, Inc.(b)	490,427	32,049,404
CDW Corp.	287,732	36,803,800
Cisco Systems, Inc.	642,464	30,523,465
Citrix Systems, Inc.	329,342	35,852,170
Cognizant Technology Solutions Corp., Class A	499,650	30,448,671
Corning, Inc.	1,065,731	31,577,610
DXC Technology Co.	982,949	27,198,199
F5 Networks, Inc.(b)	232,801	33,541,968
Fidelity National Information Services, Inc.	245,654	32,367,371
Fiserv, Inc.(b)	313,342	33,258,120
FleetCor Technologies, Inc.(b)	110,030	32,373,027
FLIR Systems, Inc.	609,451	31,423,294
Fortinet, Inc.(b)	411,504	33,562,266
Gartner, Inc.(b)	234,447	36,123,594
Global Payments, Inc.	191,930	32,470,717
Hewlett Packard Enterprise Co.	2,098,073	34,429,378
HP, Inc.	1,684,615	29,261,763
Intel Corp.	611,785	34,584,206
International Business Machines Corp.	223,725	29,918,744
Intuit, Inc.	121,192	31,206,940
IPG Photonics Corp.(b)	219,643	29,493,662
Jack Henry & Associates, Inc.	221,350	31,334,306
Juniper Networks, Inc.	1,324,371	32,870,888
Keysight Technologies, Inc.(b)	322,789	32,572,638
KLA Corp.	213,847	36,148,697

	Shares	Value
Information Technology-(continued)
Lam Research Corp.	136,473	$36,989,642
Leidos Holdings, Inc.	374,552	32,297,619
Mastercard, Inc., Class A	116,324	32,199,646
Maxim Integrated Products, Inc.	539,393	31,640,793
Microchip Technology, Inc.	338,346	31,902,644
Micron Technology, Inc.(b)	636,545	30,267,715
Microsoft Corp.	234,071	33,558,759
Motorola Solutions, Inc.	192,422	32,003,627
NetApp, Inc.	568,189	31,750,401
NVIDIA Corp.	176,666	35,513,399
Oracle Corp.	607,109	33,081,369
Paychex, Inc.	393,808	32,938,101
PayPal Holdings, Inc.(b)	300,396	31,271,224
Qorvo, Inc.(b)	414,687	33,531,591
QUALCOMM, Inc.	409,956	32,976,861
salesforce.com, inc.(b)	212,490	33,252,560
Seagate Technology PLC	572,481	33,221,072
Skyworks Solutions, Inc.	391,312	35,632,871
Symantec Corp.	1,314,081	30,066,173
Synopsys, Inc.(b)	238,791	32,415,878
TE Connectivity Ltd.	332,429	29,752,396
Texas Instruments, Inc.	248,011	29,262,818
VeriSign, Inc.(b)	170,301	32,360,596
Visa, Inc., Class A	181,320	32,430,895
Western Digital Corp.	497,565	25,699,232
Western Union Co. (The)	1,375,976	34,481,959
Xerox Holdings Corp.	1,042,908	35,385,868
Xilinx, Inc.	302,381	27,438,052

		2,196,014,294

Materials-5.47%
Air Products and Chemicals, Inc.	145,423	31,012,909
Albemarle Corp.(c)	463,952	28,180,444
Amcor PLC	3,145,053	29,940,905
Avery Dennison Corp.	275,784	35,261,742
Ball Corp.	441,955	30,923,591
Celanese Corp.	256,206	31,039,357
CF Industries Holdings, Inc.	644,023	29,206,443
Corteva, Inc.	1,067,146	28,151,311
Dow, Inc.	666,857	33,669,610
DuPont de Nemours, Inc.	437,073	28,807,481
Eastman Chemical Co.	425,899	32,385,360
Ecolab, Inc.	160,320	30,792,662
FMC Corp.	353,054	32,304,441
Freeport-McMoRan, Inc.	2,993,234	29,393,558
International Flavors & Fragrances, Inc.(c)	252,495	30,806,915
International Paper Co.	741,527	32,389,899
Linde PLC (United Kingdom)	167,270	33,178,005
LyondellBasell Industries N.V., Class A	372,581	33,420,516
Martin Marietta Materials, Inc.	121,748	31,887,019
Mosaic Co. (The)	1,425,689	28,342,697
Newmont Goldcorp Corp.	832,276	33,066,326
Nucor Corp.	599,673	32,292,391
Packaging Corp. of America	296,600	32,465,836
PPG Industries, Inc.	273,524	34,223,323
Sealed Air Corp.	758,075	31,664,793
Sherwin-Williams Co. (The)	59,400	33,995,808
Vulcan Materials Co.	217,806	31,117,943
Westrock Co.	822,267	30,728,118

		880,649,403

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Real Estate-6.53%
Alexandria Real Estate Equities, Inc.	210,760	$33,458,150
American Tower Corp.	149,141	32,524,669
Apartment Investment & Management Co., Class A	623,480	34,216,583
AvalonBay Communities, Inc.	153,199	33,345,294
Boston Properties, Inc.	244,614	33,561,041
CBRE Group, Inc., Class A(b)	595,288	31,877,672
Crown Castle International Corp.	236,321	32,798,992
Digital Realty Trust, Inc.	258,547	32,845,811
Duke Realty Corp.	1,004,047	35,282,212
Equinix, Inc.	59,910	33,955,790
Equity Residential	380,179	33,706,670
Essex Property Trust, Inc.	99,689	32,611,263
Extra Space Storage, Inc.	276,816	31,078,132
Federal Realty Investment Trust	236,478	32,163,373
HCP, Inc.	952,653	35,838,806
Host Hotels & Resorts, Inc.	1,855,798	30,416,529
Iron Mountain, Inc.	1,004,678	32,953,438
Kimco Realty Corp.	1,597,539	34,442,941
Macerich Co. (The)(c)	967,274	26,600,035
Mid-America Apartment Communities, Inc.	253,179	35,189,349
Prologis, Inc.	381,786	33,505,539
Public Storage	132,030	29,424,206
Realty Income Corp.	442,550	36,196,165
Regency Centers Corp.	472,266	31,755,166
SBA Communications Corp., Class A	132,035	31,774,223
Simon Property Group, Inc.	208,813	31,463,943
SL Green Realty Corp.	392,124	32,781,566
UDR, Inc.	686,461	34,494,665
Ventas, Inc.	459,309	29,901,016
Vornado Realty Trust	506,419	33,236,279
Welltower, Inc.	375,893	34,089,736
Weyerhaeuser Co.	1,172,654	34,253,223

		1,051,742,477

Utilities-5.70%
AES Corp. (The)	2,035,620	34,707,321
Alliant Energy Corp.	622,313	33,194,175
Ameren Corp.	415,566	32,289,478
American Electric Power Co., Inc.	351,956	33,221,127
American Water Works Co., Inc.	269,540	33,226,196
Atmos Energy Corp.	292,922	32,947,867
CenterPoint Energy, Inc.	1,064,113	30,933,765
CMS Energy Corp.	524,603	33,532,624
Consolidated Edison, Inc.	360,028	33,201,782
Dominion Energy, Inc.	409,353	33,792,090
DTE Energy Co.	246,106	31,334,216

	Shares	Value
Utilities-(continued)
Duke Energy Corp.	342,316	$32,266,706
Edison International	446,860	28,107,494
Entergy Corp.	283,145	34,396,455
Evergy, Inc.	500,583	31,992,260
Eversource Energy	390,175	32,673,254
Exelon Corp.	679,976	30,932,108
FirstEnergy Corp.	678,597	32,789,807
NextEra Energy, Inc.	147,112	35,062,674
NiSource, Inc.	1,108,818	31,091,257
NRG Energy, Inc.	834,870	33,494,984
Pinnacle West Capital Corp.	345,320	32,501,518
PPL Corp.	1,040,885	34,859,239
Public Service Enterprise Group, Inc.	522,918	33,105,939
Sempra Energy	226,835	32,779,926
Southern Co. (The)	534,566	33,495,906
WEC Energy Group, Inc.	352,598	33,285,251
Xcel Energy, Inc.	513,375	32,604,446

		917,819,865

Total Common Stocks & Other Equity Interests (Cost $13,672,151,432)		16,084,408,898

Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(e) (Cost $10,792,205)	10,792,205	10,792,205

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $13,682,943,637)		16,095,201,103

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.66%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(e)(f)	79,718,972	79,718,972
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(e)(f)	26,854,065	26,864,807

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $106,581,396)		106,583,779

TOTAL INVESTMENTS IN SECURITIES-100.60% (Cost $13,789,525,033)		16,201,784,882
OTHER ASSETS LESS LIABILITIES-(0.60)%		(96,986,922)

NET ASSETS-100.00%		$16,104,797,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2019

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2019	Dividend Income
Invesco Ltd.	$35,682,422	$7,944,984	$(4,503,175)	$(5,862,931)	$(2,190,303)	$31,070,997	$977,826

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Industrials	13.85

Information Technology	13.63

Financials	13.31

Health Care	12.58

Consumer Discretionary	12.54

Consumer Staples	6.56

Real Estate	6.53

Utilities	5.70

Materials	5.47

Energy	5.27

Communication Services	4.43

Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Diversified Telecommunication Services-13.65%
AT&T, Inc.	37,064	$ 1,426,593
CenturyLink, Inc.	108,922	1,409,451
Verizon Communications, Inc.	23,434	1,417,054

		4,253,098

Entertainment-25.65%
Activision Blizzard, Inc.	25,113	1,407,081
Electronic Arts, Inc.(b)	14,268	1,375,435
Netflix, Inc.(b)	4,777	1,372,958
Take-Two Interactive Software, Inc.(b)	11,232	1,351,771
Viacom, Inc., Class B	53,959	1,163,356
Walt Disney Co. (The)	10,180	1,322,586

		7,993,187

Interactive Media & Services-16.84%
Alphabet, Inc., Class A(b)	560	704,928
Alphabet, Inc., Class C(b)	574	723,303
Facebook, Inc., Class A(b)	7,506	1,438,525
TripAdvisor, Inc.(b)	34,422	1,390,649
Twitter, Inc.(b)	32,960	987,811

		5,245,216

Media-39.18%
CBS Corp., Class B	32,065	1,155,622
Charter Communications, Inc., Class A(b)	3,301	1,544,406
Comcast Corp., Class A	29,972	1,343,345
Discovery, Inc., Class A(b)(c)	15,974	430,579
Discovery, Inc., Class C(b)	36,486	920,907
DISH Network Corp., Class A(b)	39,849	1,370,008
Fox Corp., Class A	28,515	913,620
Fox Corp., Class B	13,066	408,182

	Shares	Value
Media-(continued)
Interpublic Group of Cos., Inc. (The)	66,309	$ 1,442,221
News Corp., Class A	72,677	996,402
News Corp., Class B	23,332	329,448
Omnicom Group, Inc.	17,535	1,353,527

		12,208,267

Wireless Telecommunication Services-4.70%
T-Mobile US, Inc.(b)	17,696	1,462,752

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $31,953,941)		31,162,520

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.27%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	296,514	296,514
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	98,798	98,838

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $395,352)		395,352

TOTAL INVESTMENTS IN SECURITIES-101.29% (Cost $32,349,293)		31,557,872
OTHER ASSETS LESS LIABILITIES-(1.29)%		(400,812)

NET ASSETS-100.00%		$31,157,060

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Media	39.18

Entertainment	25.65

Interactive Media & Services	16.84

Diversified Telecommunication Services	13.65

Wireless Telecommunication Services	4.70

Money Market Funds Plus Other Assets Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Auto Components-3.24%
Aptiv PLC	15,884	$1,422,412
BorgWarner, Inc.	35,812	1,492,644

		2,915,056

Automobiles-4.66%
Ford Motor Co.	151,583	1,302,098
General Motors Co.	36,862	1,369,792
Harley-Davidson, Inc.	39,075	1,520,408

		4,192,298

Distributors-3.31%
Genuine Parts Co.	14,516	1,489,051
LKQ Corp.(b)	43,753	1,487,165

		2,976,216

Diversified Consumer Services-1.64%
H&R Block, Inc.	59,266	1,481,057

Hotels, Restaurants & Leisure-19.57%
Carnival Corp.	28,338	1,215,417
Chipotle Mexican Grill, Inc.(b)	1,823	1,418,585
Darden Restaurants, Inc.	11,250	1,263,038
Hilton Worldwide Holdings, Inc.	14,959	1,450,425
Las Vegas Sands Corp.	21,849	1,351,142
Marriott International, Inc., Class A	10,691	1,352,946
McDonald’s Corp.	6,848	1,347,002
MGM Resorts International	49,277	1,404,394
Norwegian Cruise Line Holdings Ltd.(b)	26,197	1,329,760
Royal Caribbean Cruises Ltd.	12,475	1,357,654
Starbucks Corp.	15,831	1,338,669
Wynn Resorts, Ltd.	12,195	1,479,741
Yum! Brands, Inc.	12,901	1,312,161

		17,620,934

Household Durables-15.57%
D.R. Horton, Inc.	29,026	1,520,092
Garmin Ltd.	16,835	1,578,281
Leggett & Platt, Inc.	34,000	1,744,200
Lennar Corp., Class A	26,787	1,596,505
Mohawk Industries, Inc.(b)	11,401	1,634,675
Newell Brands, Inc.	77,826	1,476,359
NVR, Inc.(b)	389	1,414,634
PulteGroup, Inc.	40,753	1,599,148
Whirlpool Corp.	9,585	1,458,070

		14,021,964

Internet & Direct Marketing Retail-6.15%
Amazon.com, Inc.(b)	779	1,384,018
Booking Holdings, Inc.(b)	696	1,425,944
eBay, Inc.	35,483	1,250,776
Expedia Group, Inc.	10,828	1,479,754

		5,540,492

Leisure Products-1.29%
Hasbro, Inc.	11,960	1,163,828

Multiline Retail-9.35%
Dollar General Corp.	9,106	1,460,056
Dollar Tree, Inc.(b)	12,693	1,401,307
Kohl’s Corp.	27,181	1,393,298
Macy’s, Inc.	83,574	1,266,982

	Shares	Value
Multiline Retail-(continued)
Nordstrom, Inc.(c)	41,163	$1,477,752
Target Corp.	13,265	1,418,161

		8,417,556

Specialty Retail-22.82%
Advance Auto Parts, Inc.	9,151	1,486,855
AutoZone, Inc.(b)	1,251	1,431,619
Best Buy Co., Inc.	21,210	1,523,514
CarMax, Inc.(b)	16,561	1,542,988
Gap, Inc. (The)	74,453	1,210,606
Home Depot, Inc. (The)	6,140	1,440,321
L Brands, Inc.	75,912	1,293,540
Lowe’s Cos., Inc.	12,636	1,410,304
O’Reilly Automotive, Inc.(b)	3,666	1,596,580
Ross Stores, Inc.	13,164	1,443,696
Tiffany & Co.	14,574	1,814,609
TJX Cos., Inc. (The)	25,392	1,463,849
Tractor Supply Co.	14,797	1,406,011
Ulta Beauty, Inc.(b)	6,333	1,476,539

		20,541,031

Textiles, Apparel & Luxury Goods-12.38%
Capri Holdings Ltd.(b)	44,750	1,390,383
Hanesbrands, Inc.	90,490	1,376,353
NIKE, Inc., Class B	16,450	1,473,098
PVH Corp.	15,809	1,377,912
Ralph Lauren Corp.	14,008	1,345,608
Tapestry, Inc.	57,059	1,475,546
Under Armour, Inc., Class A(b)	35,037	723,514
Under Armour, Inc., Class C(b)	36,202	669,737
VF Corp.	15,911	1,309,316

		11,141,467

Total Common Stocks & Other Equity Interests (Cost $92,938,332)		90,011,899

Money Market Funds-0.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $4,411)	4,411	4,411

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $92,942,743)		90,016,310

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.48%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	1,000,244	1,000,244

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	333,281	$333,415

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,333,659)		1,333,659

TOTAL INVESTMENTS IN SECURITIES-101.46% (Cost $94,276,402)		91,349,969
OTHER ASSETS LESS LIABILITIES-(1.46)%		(1,318,305)

NET ASSETS-100.00%		$90,031,664

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Specialty Retail	22.82

Hotels, Restaurants & Leisure	19.57

Household Durables	15.57

Textiles, Apparel & Luxury Goods	12.38

Multiline Retail	9.35

Internet & Direct Marketing Retail	6.15

Automobiles	4.66

Distributors	3.31

Auto Components	3.24

Industry Types Each Less Than 3%	2.93

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Beverages-17.73%
Brown-Forman Corp., Class B	229,755	$15,053,548
Coca-Cola Co. (The)	271,887	14,798,809
Constellation Brands, Inc., Class A	72,293	13,759,527
Molson Coors Brewing Co., Class B	258,046	13,604,185
Monster Beverage Corp.(b)	250,641	14,068,479
PepsiCo, Inc.	108,127	14,831,781

		86,116,329

Food & Staples Retailing-15.05%
Costco Wholesale Corp.	50,540	15,015,939
Kroger Co. (The)	562,434	13,858,374
Sysco Corp.	188,459	15,052,220
Walgreens Boots Alliance, Inc.	263,487	14,433,818
Walmart, Inc.	125,630	14,731,374

		73,091,725

Food Products-39.32%
Archer-Daniels-Midland Co.	354,377	14,898,009
Campbell Soup Co.(c)	318,770	14,762,239
Conagra Brands, Inc.	493,896	13,359,887
General Mills, Inc.	273,349	13,902,530
Hershey Co. (The)	99,299	14,584,044
Hormel Foods Corp.	343,242	14,035,165
JM Smucker Co. (The)	138,510	14,637,737
Kellogg Co.	232,876	14,794,612
Kraft Heinz Co. (The)	504,362	16,306,024
Lamb Weston Holdings, Inc.	204,472	15,956,995
McCormick & Co., Inc.	93,893	15,087,666
Mondelez International, Inc., Class A	272,792	14,307,940
Tyson Foods, Inc., Class A	173,212	14,340,222

		190,973,070

Household Products-14.86%
Church & Dwight Co., Inc.	204,955	14,334,553
Clorox Co. (The)	92,819	13,708,438
Colgate-Palmolive Co.	208,638	14,312,567
Kimberly-Clark Corp.	111,417	14,805,091
Procter & Gamble Co. (The)	120,805	15,041,430

		72,202,079

	Shares	Value
Personal Products-6.24%
Coty, Inc., Class A	1,383,923	$16,178,060
Estee Lauder Cos., Inc. (The), Class A	75,726	14,105,482

		30,283,542

Tobacco-6.62%
Altria Group, Inc.	351,171	15,728,949
Philip Morris International, Inc.	201,953	16,447,052

		32,176,001

Total Common Stocks & Other Equity Interests (Cost $481,118,623)		484,842,746

Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $406,610)	406,610	406,610

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $481,525,233)		485,249,356

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.34%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	4,892,906	4,892,906
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	1,630,317	1,630,969

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,523,715)		6,523,875

TOTAL INVESTMENTS IN SECURITIES-101.24% (Cost $488,048,948)		491,773,231
OTHER ASSETS LESS LIABILITIES-(1.24)%		(6,032,141)

NET ASSETS-100.00%.		$485,741,090

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Food Products	39.32
Beverages	17.73
Food & Staples Retailing	15.05
Household Products	14.86
Tobacco	6.62
Personal Products	6.24
Money Market Funds Plus Other Assets Less Liabilities	0.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P 500® Equal Weight Energy ETF (RYE)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Energy Equipment & Services-20.56%
Baker Hughes Co.	207,899	$4,449,039
Halliburton Co.	233,028	4,485,789
Helmerich & Payne, Inc.	113,928	4,272,300
National Oilwell Varco, Inc.	207,079	4,684,127
Schlumberger Ltd.	126,533	4,136,364
TechnipFMC PLC (United Kingdom)	185,235	3,654,686

		25,682,305

Oil, Gas & Consumable Fuels-79.34%
Apache Corp.	194,062	4,203,383
Cabot Oil & Gas Corp.	251,116	4,680,802
Chevron Corp.	38,876	4,515,059
Cimarex Energy Co.	98,508	4,159,008
Concho Resources, Inc.	64,212	4,335,594
ConocoPhillips	82,376	4,547,155
Devon Energy Corp.	188,411	3,820,975
Diamondback Energy, Inc.	48,832	4,187,832
EOG Resources, Inc.	59,497	4,123,737
Exxon Mobil Corp.	65,026	4,393,807
Hess Corp.	74,715	4,912,511
HollyFrontier Corp.	91,932	5,050,744
Kinder Morgan, Inc.	230,751	4,610,405
Marathon Oil Corp.	371,928	4,288,330

	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Marathon Petroleum Corp.	88,637	$5,668,336
Noble Energy, Inc.	188,637	3,633,149
Occidental Petroleum Corp.	104,756	4,242,618
ONEOK, Inc.	63,419	4,428,549
Phillips 66	45,961	5,369,164
Pioneer Natural Resources Co.	34,877	4,290,568
Valero Energy Corp.	55,226	5,355,817
Williams Cos., Inc. (The)	191,234	4,266,431

		99,083,974

Total Common Stocks & Other Equity Interests (Cost $187,712,314)		124,766,279

Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(b) (Cost $30,848)	30,848	30,848

TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $187,743,162)		124,797,127
OTHER ASSETS LESS LIABILITIES-0.07%		92,163

NET ASSETS-100.00%		$124,889,290

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Oil, Gas & Consumable Fuels	79.34

Energy Equipment & Services	20.56

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P 500® Equal Weight Financials ETF (RYF)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Banks-28.87%
Bank of America Corp.	126,764	$3,963,910
BB&T Corp.	72,079	3,823,791
Citigroup, Inc.	54,333	3,904,369
Citizens Financial Group, Inc.	103,842	3,651,085
Comerica, Inc.	58,299	3,813,921
Fifth Third Bancorp	134,759	3,918,792
First Republic Bank	39,962	4,250,358
Huntington Bancshares, Inc.	259,287	3,663,725
JPMorgan Chase & Co.	31,810	3,973,705
KeyCorp	209,330	3,761,660
M&T Bank Corp.	24,138	3,778,321
People’s United Financial, Inc.	234,343	3,789,326
PNC Financial Services Group, Inc. (The)	27,458	4,028,089
Regions Financial Corp.	233,914	3,766,016
SunTrust Banks, Inc.	55,710	3,807,222
SVB Financial Group(b)	17,073	3,781,328
U.S. Bancorp	68,197	3,888,593
Wells Fargo & Co.	78,178	4,036,330
Zions Bancorp. N.A.	85,426	4,140,598

		73,741,139

Capital Markets-32.94%
Affiliated Managers Group, Inc.	43,131	3,445,304
Ameriprise Financial, Inc.	25,940	3,914,087
Bank of New York Mellon Corp. (The)	81,545	3,812,229
BlackRock, Inc.	8,635	3,986,779
Cboe Global Markets, Inc.	34,436	3,965,305
Charles Schwab Corp. (The)	87,677	3,569,331
CME Group, Inc., Class A	18,584	3,823,658
E*TRADE Financial Corp.	84,406	3,527,327
Franklin Resources, Inc.	127,867	3,522,736
Goldman Sachs Group, Inc. (The)	17,392	3,711,105
Intercontinental Exchange, Inc.	42,106	3,971,438
Invesco Ltd.(c)	219,797	3,696,986
MarketAxess Holdings, Inc.	11,579	4,267,904
Moody’s Corp.	18,017	3,976,172
Morgan Stanley	84,687	3,899,836
MSCI, Inc.	16,653	3,906,128
Nasdaq, Inc.	38,430	3,834,161
Northern Trust Corp.	38,655	3,853,130
Raymond James Financial, Inc.	43,905	3,665,628
S&P Global, Inc.	15,293	3,945,441

	Shares	Value
Capital Markets-(continued)
State Street Corp.	62,543	$4,132,216
T. Rowe Price Group, Inc.	32,155	3,723,549

		84,150,450

Consumer Finance-5.93%
American Express Co.	32,084	3,762,811
Capital One Financial Corp.	40,851	3,809,356
Discover Financial Services	45,110	3,620,528
Synchrony Financial	111,891	3,957,585

		15,150,280

Diversified Financial Services-1.49%
Berkshire Hathaway, Inc., Class B(b)	17,905	3,806,245

Insurance-30.72%
Aflac, Inc.	73,874	3,927,142
Allstate Corp. (The)	36,144	3,846,444
American International Group, Inc.	66,757	3,535,451
Aon PLC	20,035	3,869,960
Arthur J. Gallagher & Co.	43,970	4,010,943
Assurant, Inc.	30,595	3,857,112
Chubb Ltd.	24,059	3,667,073
Cincinnati Financial Corp.	33,860	3,833,291
Everest Re Group, Ltd.	14,916	3,834,754
Globe Life, Inc.	40,109	3,903,809
Hartford Financial Services Group, Inc. (The)	63,402	3,618,986
Lincoln National Corp.	62,014	3,502,551
Loews Corp.	75,285	3,688,965
Marsh & McLennan Cos., Inc.	38,306	3,969,268
MetLife, Inc.	79,066	3,699,498
Principal Financial Group, Inc.	66,133	3,530,179
Progressive Corp. (The)	52,620	3,667,614
Prudential Financial, Inc.	42,579	3,880,650
Travelers Cos., Inc. (The)	26,140	3,425,908
Unum Group	128,468	3,538,009
Willis Towers Watson PLC.	19,644	3,671,464

		78,479,071

TOTAL INVESTMENTS IN SECURITIES-99.95% (Cost $258,276,108)		255,327,185
OTHER ASSETS LESS LIABILITIES-0.05%		135,909

NET ASSETS-100.00%.		$255,463,094

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2019	Dividend Income
Invesco Ltd.	$4,740,203	$1,077,682	$(1,052,736)	$(614,070)	$(454,093)	$3,696,986	$128,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P 500® Equal Weight Financials ETF (RYF)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Capital Markets	32.94

Insurance	30.72

Banks	28.87

Consumer Finance	5.93

Diversified Financial Services	1.49

Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P 500® Equal Weight Health Care ETF (RYH)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Biotechnology-15.59%
AbbVie, Inc.	164,047	$13,049,939
Alexion Pharmaceuticals, Inc.(b)	107,700	11,351,580
Amgen, Inc.	59,175	12,619,069
Biogen, Inc.(b)	48,882	14,601,542
Celgene Corp.(b)	117,550	12,698,926
Gilead Sciences, Inc.	173,887	11,078,341
Incyte Corp.(b)	151,341	12,700,537
Regeneron Pharmaceuticals, Inc.(b)	41,073	12,579,838
Vertex Pharmaceuticals, Inc.(b)	66,120	12,925,138

		113,604,910

Health Care Equipment & Supplies-31.35%
Abbott Laboratories	137,261	11,476,392
ABIOMED, Inc.(b)	62,051	12,880,547
Align Technology, Inc.(b)	65,177	16,443,505
Baxter International, Inc.	133,061	10,205,779
Becton, Dickinson and Co.	44,369	11,358,464
Boston Scientific Corp.(b)	276,655	11,536,513
Cooper Cos., Inc. (The)	38,363	11,163,633
Danaher Corp.	82,024	11,304,548
DENTSPLY SIRONA, Inc.	222,913	12,211,174
Edwards Lifesciences Corp.(b)	52,697	12,561,911
Hologic, Inc.(b)	232,642	11,238,935
IDEXX Laboratories, Inc.(b)	43,572	12,418,456
Intuitive Surgical, Inc.(b)	22,107	12,224,066
Medtronic PLC	105,471	11,485,792
ResMed, Inc.	87,503	12,943,444
Stryker Corp.	53,016	11,465,770
Teleflex, Inc.	34,930	12,135,031
Varian Medical Systems, Inc.(b)	98,534	11,903,892
Zimmer Biomet Holdings, Inc.	83,341	11,520,226

		228,478,078

Health Care Providers & Services-26.02%
AmerisourceBergen Corp.	138,659	11,838,705
Anthem, Inc.	45,705	12,298,301
Cardinal Health, Inc.	239,879	11,862,017
Centene Corp.(b)	254,779	13,523,669
Cigna Corp.	71,911	12,833,237
CVS Health Corp.	180,564	11,987,644

	Shares	Value
Health Care Providers & Services-(continued)
DaVita, Inc.(b)	186,986	$10,957,380
HCA Healthcare, Inc.	89,618	11,967,588
Henry Schein, Inc.(b)	179,835	11,254,973
Humana, Inc.	42,109	12,388,468
Laboratory Corp. of America Holdings(b)	67,125	11,060,186
McKesson Corp.	80,589	10,718,337
Quest Diagnostics, Inc.	110,795	11,217,994
UnitedHealth Group, Inc.	49,514	12,512,188
Universal Health Services, Inc., Class B	75,839	10,424,829
WellCare Health Plans, Inc.(b)	43,293	12,840,704

		189,686,220

Health Care Technology-1.57%
Cerner Corp.	170,478	11,442,483

Life Sciences Tools & Services-10.82%
Agilent Technologies, Inc.	148,485	11,247,739
Illumina, Inc.(b)	38,440	11,359,789
IQVIA Holdings, Inc.(b)	76,425	11,037,298
Mettler-Toledo International, Inc.(b)	16,223	11,436,242
PerkinElmer, Inc.	133,460	11,472,221
Thermo Fisher Scientific, Inc.	38,861	11,735,245
Waters Corp.(b)	49,830	10,545,025

		78,833,559

Pharmaceuticals-14.65%
Allergan PLC	69,622	12,261,130
Bristol-Myers Squibb Co.	234,007	13,424,982
Eli Lilly and Co.	104,310	11,886,124
Johnson & Johnson	88,446	11,678,410
Merck & Co., Inc.	140,019	12,134,046
Mylan N.V.(b)	533,285	10,212,408
Perrigo Co. PLC	206,700	10,959,234
Pfizer, Inc.	313,383	12,024,506
Zoetis, Inc.	95,579	12,226,466

		106,807,306

TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $649,149,679)		728,852,556
OTHER ASSETS LESS LIABILITIES-0.00%		3,484

NET ASSETS-100.00%		$728,856,040

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P 500® Equal Weight Health Care ETF (RYH)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Health Care Equipment & Supplies	31.35

Health Care Providers & Services	26.02

Biotechnology	15.59

Pharmaceuticals	14.65

Life Sciences Tools & Services	10.82

Health Care Technology	1.57

Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P 500® Equal Weight Industrials ETF (RGI)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Aerospace & Defense-15.59%
Arconic, Inc.	99,856	$2,743,044
Boeing Co. (The)	7,123	2,421,179
General Dynamics Corp.	14,240	2,517,632
Huntington Ingalls Industries, Inc.	12,391	2,796,153
L3Harris Technologies, Inc.	13,039	2,690,076
Lockheed Martin Corp.	7,029	2,647,684
Northrop Grumman Corp.	7,438	2,621,746
Raytheon Co.	13,613	2,888,815
Textron, Inc.	52,628	2,425,625
TransDigm Group, Inc.	5,204	2,738,761
United Technologies Corp.	19,593	2,813,163

		29,303,878

Air Freight & Logistics-5.24%
C.H. Robinson Worldwide, Inc.	31,057	2,349,151
Expeditors International of Washington, Inc.	35,490	2,588,641
FedEx Corp.	15,537	2,371,878
United Parcel Service, Inc., Class B	22,052	2,539,729

		9,849,399

Airlines-7.16%
Alaska Air Group, Inc.	41,067	2,851,282
American Airlines Group, Inc.	90,320	2,715,019
Delta Air Lines, Inc.	45,078	2,482,896
Southwest Airlines Co.	48,487	2,721,575
United Airlines Holdings, Inc.(b)	29,612	2,689,954

		13,460,726

Building Products-7.60%
A.O. Smith Corp.	53,843	2,674,920
Allegion PLC	26,459	3,070,302
Fortune Brands Home & Security, Inc.	49,680	2,983,284
Johnson Controls International PLC	61,423	2,661,459
Masco Corp.	62,618	2,896,083

		14,286,048

Commercial Services & Supplies-7.53%
Cintas Corp.	10,966	2,946,235
Copart, Inc.(b)	33,066	2,732,574
Republic Services, Inc.	31,772	2,780,368
Rollins, Inc.	78,317	2,984,661
Waste Management, Inc.	24,164	2,711,442

		14,155,280

Construction & Engineering-3.06%
Jacobs Engineering Group, Inc.	29,657	2,775,302
Quanta Services, Inc.	70,981	2,984,751

		5,760,053

Electrical Equipment-5.91%
AMETEK, Inc.	29,825	2,733,461
Eaton Corp. PLC	30,926	2,693,964
Emerson Electric Co.	41,267	2,894,880
Rockwell Automation, Inc.	16,223	2,790,194

		11,112,499

Industrial Conglomerates-5.75%
3M Co.	15,779	2,603,377
General Electric Co.	289,623	2,890,438

	Shares	Value
Industrial Conglomerates-(continued)
Honeywell International, Inc.	16,130	$2,786,135
Roper Technologies, Inc.	7,524	2,535,287

		10,815,237

Machinery-23.38%
Caterpillar, Inc.	20,221	2,786,454
Cummins, Inc.	16,383	2,825,740
Deere & Co.	16,353	2,847,711
Dover Corp.	27,140	2,819,575
Flowserve Corp.	55,729	2,721,804
Fortive Corp.	38,633	2,665,677
IDEX Corp.	15,830	2,462,040
Illinois Tool Works, Inc.	16,931	2,854,228
Ingersoll-Rand PLC	21,759	2,760,999
PACCAR, Inc.	37,818	2,876,437
Parker-Hannifin Corp.	14,844	2,723,725
Pentair PLC	71,487	2,964,566
Snap-on, Inc.	16,652	2,708,781
Stanley Black & Decker, Inc.	18,496	2,799,000
Wabtec Corp.	35,981	2,496,002
Xylem, Inc.	34,385	2,636,986

		43,949,725

Professional Services-6.96%
Equifax, Inc.	19,144	2,617,176
IHS Markit Ltd.(b)	39,862	2,791,137
Nielsen Holdings PLC	120,440	2,428,071
Robert Half International, Inc.	47,659	2,729,431
Verisk Analytics, Inc.	17,367	2,513,005

		13,078,820

Road & Rail-7.21%
CSX Corp.	37,327	2,622,968
J.B. Hunt Transport Services, Inc.	23,531	2,766,304
Kansas City Southern	20,325	2,861,354
Norfolk Southern Corp.	14,848	2,702,336
Union Pacific Corp.	15,778	2,610,628

		13,563,590

Trading Companies & Distributors-4.53%
Fastenal Co.	80,413	2,890,043
United Rentals, Inc.(b)	20,991	2,803,768
W.W. Grainger, Inc.	9,152	2,826,504

		8,520,315

Total Common Stocks & Other Equity Interests (Cost $184,374,452)		187,855,570

Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(c) (Cost $32,908)	32,908	32,908

TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $184,407,360)		187,888,478
OTHER ASSETS LESS LIABILITIES-0.06%		112,307

NET ASSETS-100.00%		$188,000,785

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P 500® Equal Weight Industrials ETF (RGI)–(continued)

October 31, 2019

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Machinery	23.38

Aerospace & Defense	15.59

Building Products	7.60

Commercial Services & Supplies	7.53

Road & Rail	7.21

Airlines	7.16

Professional Services	6.96

Electrical Equipment	5.91

Industrial Conglomerates	5.75

Air Freight & Logistics	5.24

Trading Companies & Distributors	4.53

Construction & Engineering	3.06

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P 500® Equal Weight Materials ETF (RTM)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Chemicals-56.66%
Air Products and Chemicals, Inc.	22,392	$4,775,318
Albemarle Corp.(b)	71,831	4,363,015
Celanese Corp.	39,656	4,804,324
CF Industries Holdings, Inc.	99,708	4,521,758
Corteva, Inc.	165,220	4,358,504
Dow, Inc.	103,246	5,212,890
DuPont de Nemours, Inc.	67,670	4,460,130
Eastman Chemical Co.	65,939	5,014,002
Ecolab, Inc.	25,021	4,805,783
FMC Corp.	54,656	5,001,024
International Flavors & Fragrances, Inc.(b)	39,092	4,769,615
Linde PLC (United Kingdom)	25,897	5,136,670
LyondellBasell Industries N.V., Class A	57,684	5,174,255
Mosaic Co. (The)	219,710	4,367,835
PPG Industries, Inc.	41,686	5,215,752
Sherwin-Williams Co. (The)	9,190	5,259,621

		77,240,496

Construction Materials-7.16%
Martin Marietta Materials, Inc.	18,847	4,936,218
Vulcan Materials Co.	33,720	4,817,576

		9,753,794

Containers & Packaging-25.42%
Amcor PLC	486,931	4,635,583
Avery Dennison Corp.	42,698	5,459,366
Ball Corp.	68,423	4,787,557
International Paper Co.	116,326	5,081,120
Packaging Corp. of America	45,921	5,026,513
Sealed Air Corp.	117,369	4,902,503
Westrock Co.	127,307	4,757,463

		34,650,105

	Shares	Value
Metals & Mining-10.75%
Freeport-McMoRan, Inc.	462,494	$4,541,691
Newmont Goldcorp Corp.	128,856	5,119,449
Nucor Corp.	92,844	4,999,649

		14,660,789

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $144,342,987)		136,305,184

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.47%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d)	5,594,931	5,594,931
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(c)(d)	1,864,231	1,864,977

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,459,761)		7,459,908

TOTAL INVESTMENTS IN SECURITIES-105.46% (Cost $151,802,748)		143,765,092
OTHER ASSETS LESS LIABILITIES-(5.46)%		(7,443,974)

NET ASSETS-100.00%		$136,321,118

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Chemicals	56.66

Containers & Packaging	25.42

Metals & Mining	10.75

Construction Materials	7.16

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Equity REITs-96.97%
Alexandria Real Estate Equities, Inc.	10,005	$1,588,294
American Tower Corp.	7,040	1,535,283
Apartment Investment & Management Co., Class A	29,862	1,638,827
AvalonBay Communities, Inc.	7,321	1,593,489
Boston Properties, Inc.	11,538	1,583,014
Crown Castle International Corp.	11,113	1,542,373
Digital Realty Trust, Inc.	12,196	1,549,380
Duke Realty Corp.	46,995	1,651,404
Equinix, Inc.	2,824	1,600,587
Equity Residential	17,931	1,589,762
Essex Property Trust, Inc.	4,698	1,536,857
Extra Space Storage, Inc.	13,056	1,465,797
Federal Realty Investment Trust	11,226	1,526,848
HCP, Inc.	44,934	1,690,417
Host Hotels & Resorts, Inc.	87,533	1,434,666
Iron Mountain, Inc.	46,577	1,527,726
Kimco Realty Corp.	75,351	1,624,568
Macerich Co. (The)(b)	45,623	1,254,632
Mid-America Apartment Communities, Inc.	11,942	1,659,819
Prologis, Inc.	18,008	1,580,382
Public Storage	6,227	1,387,749
Realty Income Corp.	20,875	1,707,366
Regency Centers Corp.	22,275	1,497,771
SBA Communications Corp., Class A	6,226	1,498,287
Simon Property Group, Inc.	9,848	1,483,897
SL Green Realty Corp.	18,494	1,546,098
UDR, Inc.	31,851	1,600,513
Ventas, Inc.	21,664	1,410,326
Vornado Realty Trust	23,886	1,567,638
Welltower, Inc.	17,730	1,607,934
Weyerhaeuser Co.	55,312	1,615,663

		48,097,367

	Shares	Value
Real Estate Management & Development-3.03%
CBRE Group, Inc., Class A(c)	28,074	$1,503,363

Total Common Stocks & Other Equity Interests (Cost $48,911,562)		49,600,730

Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $17,470)	17,470	17,470

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $48,929,032)		49,618,200

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.32%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	862,262	862,262
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	287,306	287,421

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,149,666)		1,149,683

TOTAL INVESTMENTS IN SECURITIES-102.35% (Cost $50,078,698)		50,767,883
OTHER ASSETS LESS LIABILITIES-(2.35)%		(1,167,399)

NET ASSETS-100.00%		$49,600,484

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2019.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Equity REITs	96.97

Real Estate Management & Development	3.03

Money Market Funds Plus Other Assets

Less Liabilities	(0.00)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500® Equal Weight Technology ETF (RYT)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communications Equipment-7.32%
Arista Networks, Inc.(b)	100,373	$24,548,225
Cisco Systems, Inc.	489,044	23,234,480
F5 Networks, Inc.(b)	174,976	25,210,542
Juniper Networks, Inc.	1,008,112	25,021,340
Motorola Solutions, Inc.	146,473	24,361,389

		122,375,976

Electronic Equipment, Instruments & Components-10.27%
Amphenol Corp., Class A	258,335	25,918,750
CDW Corp.	219,021	28,014,976
Corning, Inc.	811,236	24,036,923
FLIR Systems, Inc.	463,915	23,919,457
IPG Photonics Corp.(b)	167,192	22,450,542
Keysight Technologies, Inc.(b)	245,704	24,793,991
TE Connectivity Ltd.	253,044	22,647,438

		171,782,077

IT Services-30.23%
Accenture PLC, Class A	125,716	23,310,261
Akamai Technologies, Inc.(b)	270,628	23,409,322
Alliance Data Systems Corp.	182,957	18,295,700
Automatic Data Processing, Inc.	153,167	24,848,282
Broadridge Financial Solutions, Inc.	197,282	24,703,652
Cognizant Technology Solutions Corp., Class A	380,334	23,177,554
DXC Technology Co.	748,222	20,703,303
Fidelity National Information Services, Inc.	186,941	24,631,346
Fiserv, Inc.(b)	238,471	25,311,312
FleetCor Technologies, Inc.(b)	83,756	24,642,690
Gartner, Inc.(b)	178,460	27,497,117
Global Payments, Inc.	146,058	24,710,093
International Business Machines Corp.	170,299	22,774,085
Jack Henry & Associates, Inc.	168,493	23,851,869
Leidos Holdings, Inc.	285,095	24,583,742
Mastercard, Inc., Class A	88,545	24,510,142
Paychex, Inc.	299,766	25,072,428
PayPal Holdings, Inc.(b)	228,662	23,803,714
VeriSign, Inc.(b)	129,633	24,632,863
Visa, Inc., Class A	138,020	24,686,257
Western Union Co. (The)	1,047,384	26,247,443

		505,403,175

Semiconductors & Semiconductor Equipment-24.01%
Advanced Micro Devices, Inc.(b)	797,226	27,049,878
Analog Devices, Inc.	209,980	22,390,167
Applied Materials, Inc.	476,477	25,853,642
Broadcom, Inc.	84,276	24,680,227
Intel Corp.	465,681	26,324,947
KLA Corp.	162,769	27,514,472

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Lam Research Corp.	103,868	$28,152,383
Maxim Integrated Products, Inc.	410,587	24,085,033
Microchip Technology, Inc.	257,546	24,284,012
Micron Technology, Inc.(b)	484,498	23,037,880
NVIDIA Corp.	134,478	27,032,768
Qorvo, Inc.(b)	315,661	25,524,348
QUALCOMM, Inc.	312,045	25,100,900
Skyworks Solutions, Inc.	297,868	27,123,860
Texas Instruments, Inc.	188,780	22,274,152
Xilinx, Inc.	232,486	21,095,780

		401,524,449

Software-17.81%
Adobe, Inc.(b)	87,900	24,430,047
ANSYS, Inc.(b)	115,346	25,393,422
Autodesk, Inc.(b)	159,414	23,491,247
Cadence Design Systems, Inc.(b)	373,312	24,395,939
Citrix Systems, Inc.	254,996	27,758,865
Fortinet, Inc.(b)	313,236	25,547,528
Intuit, Inc.	92,251	23,754,633
Microsoft Corp.	178,174	25,544,806
Oracle Corp.	455,198	24,803,739
salesforce.com, inc.(b)	159,935	25,028,228
Symantec Corp.	1,000,281	22,886,429
Synopsys, Inc.(b)	181,721	24,668,626

		297,703,509

Technology Hardware, Storage & Peripherals-10.30%
Apple, Inc.	111,851	27,824,055
Hewlett Packard Enterprise Co.	1,597,054	26,207,656
HP, Inc.	1,282,331	22,274,089
NetApp, Inc.	432,506	24,168,435
Seagate Technology PLC	435,746	25,286,340
Western Digital Corp.	378,744	19,562,128
Xerox Holdings Corp.	793,863	26,935,772

		172,258,475

Total Common Stocks & Other Equity Interests (Cost $1,445,447,589)		1,671,047,661

Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(c) (Cost $1,090,863)	1,090,863	1,090,863

TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $1,446,538,452)		1,672,138,524
OTHER ASSETS LESS LIABILITIES-(0.01)%		(139,384)

NET ASSETS-100.00%		$1,671,999,140

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® Equal Weight Technology ETF (RYT)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

IT Services	30.23

Semiconductors & Semiconductor Equipment	24.01

Software	17.81

Technology Hardware, Storage & Peripherals	10.30

Electronic Equipment, Instruments & Components	10.27

Communications Equipment	7.32

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500® Equal Weight Utilities ETF (RYU)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Electric Utilities-49.82%
Alliant Energy Corp.	267,363	$14,261,143
American Electric Power Co., Inc.	150,856	14,239,298
Duke Energy Corp.	147,064	13,862,253
Edison International	191,982	12,075,668
Entergy Corp.	121,646	14,777,556
Evergy, Inc.	215,064	13,744,740
Eversource Energy	167,629	14,037,253
Exelon Corp.	292,137	13,289,312
FirstEnergy Corp.	291,520	14,086,246
NextEra Energy, Inc.	63,203	15,063,803
Pinnacle West Capital Corp.	148,360	13,963,643
PPL Corp.	447,192	14,976,460
Southern Co. (The)	229,658	14,390,370
Xcel Energy, Inc.	220,561	14,007,829

		196,775,574

Gas Utilities-3.58%
Atmos Energy Corp.	125,848	14,155,383

Independent Power and Renewable Electricity Producers-7.42%
AES Corp. (The)	874,560	14,911,248
NRG Energy, Inc.	358,684	14,390,402

		29,301,650

Multi-Utilities-35.53%
Ameren Corp.	180,278	14,007,601

	Shares	Value
Multi-Utilities-(continued)
CenterPoint Energy, Inc.	462,624	$13,448,480
CMS Energy Corp.	225,385	14,406,609
Consolidated Edison, Inc.	153,761	14,179,839
Dominion Energy, Inc.	175,870	14,518,068
DTE Energy Co.	107,524	13,689,956
NiSource, Inc.	475,527	13,333,777
Public Service Enterprise Group, Inc.	227,127	14,379,410
Sempra Energy	97,455	14,083,222
WEC Energy Group, Inc.	151,484	14,300,090

		140,347,052

Water Utilities-3.56%
American Water Works Co., Inc.	113,919	14,042,795

Total Common Stocks & Other Equity Interests (Cost $343,186,191)		394,622,454

Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(b) (Cost $68,246)	68,246	68,246

TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $343,254,437)		394,690,700
OTHER ASSETS LESS LIABILITIES-0.07%		263,926

NET ASSETS-100.00%		$394,954,626

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Electric Utilities	49.82

Multi-Utilities	35.53

Independent Power and Renewable Electricity Producers	7.42

Gas Utilities	3.58

Water Utilities	3.56

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-2.64%
AMC Networks, Inc., Class A(b)	4,279	$186,350
Cable One, Inc.	175	231,940
Cinemark Holdings, Inc.	5,526	202,252
John Wiley & Sons, Inc., Class A	4,690	216,068
Live Nation Entertainment, Inc.(b)	3,094	218,127
Meredith Corp.	5,802	218,735
New York Times Co. (The), Class A	7,358	227,362
TEGNA, Inc.	13,494	202,815
Telephone & Data Systems, Inc.	8,098	211,277
World Wrestling Entertainment, Inc., Class A(c)	3,009	168,624
Yelp, Inc.(b)	5,811	200,538

		2,284,088

Consumer Discretionary-14.56%
Aaron’s, Inc.	3,468	259,857
Adient PLC	8,678	183,887
Adtalem Global Education, Inc.(b)	5,276	157,119
American Eagle Outfitters, Inc.	12,145	186,790
AutoNation, Inc.(b)	4,327	220,028
Bed Bath & Beyond, Inc.(c)	20,677	283,275
Boyd Gaming Corp.	8,018	218,491
Brinker International, Inc.	5,001	222,294
Brunswick Corp.	4,053	236,047
Caesars Entertainment Corp.(b)	18,280	224,478
Carter’s, Inc.	2,272	227,745
Cheesecake Factory, Inc. (The)(c)	5,109	213,505
Churchill Downs, Inc.	1,769	229,952
Cracker Barrel Old Country Store, Inc.(c)	1,324	205,882
Dana, Inc.	14,283	231,813
Deckers Outdoor Corp.(b)	1,472	225,069
Delphi Technologies PLC	12,560	153,358
Dick’s Sporting Goods, Inc.	5,576	217,074
Dillard’s, Inc., Class A(c)	3,231	222,874
Domino’s Pizza, Inc.	899	244,186
Dunkin’ Brands Group, Inc.	2,704	212,589
Eldorado Resorts, Inc.(b)(c)	5,030	225,193
Etsy, Inc.(b)	3,825	170,174
Five Below, Inc.(b)	1,631	204,054
Foot Locker, Inc.	5,396	234,780
Gentex Corp.	7,753	217,472
Goodyear Tire & Rubber Co. (The)	15,539	246,604
Graham Holdings Co., Class B	314	197,713
GrubHub, Inc.(b)(c)	3,277	111,615
Helen of Troy Ltd.(b)	1,465	219,398
Jack in the Box, Inc.	2,471	207,613
KB Home	7,197	256,861
Marriott Vacations Worldwide Corp.	1,970	216,562
Mattel, Inc.(b)(c)	19,215	229,427
Murphy USA, Inc.(b)	2,401	283,150
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	3,415	218,150
Papa John’s International, Inc.(c)	4,165	243,861
Penn National Gaming, Inc.(b)	10,398	221,633
Polaris, Inc.	2,411	237,845
Pool Corp.	1,146	237,680
Sally Beauty Holdings, Inc.(b)	14,910	231,105
Scientific Games Corp.(b)	9,089	218,045
Service Corp. International	4,479	203,705

	Shares	Value
Consumer Discretionary-(continued)
Six Flags Entertainment Corp.	3,914	$165,132
Skechers U.S.A., Inc., Class A(b)	5,898	220,408
Tempur Sealy International, Inc.(b)	2,770	251,932
Texas Roadhouse, Inc.	4,010	226,565
Thor Industries, Inc.	4,038	255,444
Toll Brothers, Inc.	5,615	223,309
TRI Pointe Group, Inc.(b)	14,767	232,433
Urban Outfitters, Inc.(b)	8,132	233,388
Visteon Corp.(b)	2,684	249,666
Wendy’s Co. (The)	11,201	237,237
Williams-Sonoma, Inc.	3,198	213,594
WW International, Inc.(b)	6,295	219,507
Wyndham Destinations, Inc.	4,548	211,073
Wyndham Hotels & Resorts, Inc.	4,049	218,525

		12,567,166

Consumer Staples-3.70%
Boston Beer Co., Inc. (The), Class A(b)	566	211,944
Casey’s General Stores, Inc.	1,273	217,441
Edgewell Personal Care Co.(b)	6,374	223,090
Energizer Holdings, Inc.(c)	4,800	203,952
Flowers Foods, Inc.	9,746	211,683
Hain Celestial Group, Inc. (The)(b)	9,905	234,154
Ingredion, Inc.	2,603	205,637
Lancaster Colony Corp.	1,490	207,378
Nu Skin Enterprises, Inc., Class A	4,942	220,315
Pilgrim’s Pride Corp.(b)	7,059	214,311
Post Holdings, Inc.(b)	2,043	210,225
Sanderson Farms, Inc.	1,450	224,475
Sprouts Farmers Market, Inc.(b)	10,834	210,288
Tootsie Roll Industries, Inc.(c)	5,719	196,047
TreeHouse Foods, Inc.(b)	3,727	201,333

		3,192,273

Energy-3.98%
Antero Midstream Corp.(c)	30,171	194,301
Apergy Corp.(b)	7,564	190,386
Chesapeake Energy Corp.(b)(c)	122,206	163,756
CNX Resources Corp.(b)	26,689	224,988
Core Laboratories N.V.	4,636	204,170
EQT Corp.	17,887	192,106
Equitrans Midstream Corp.	16,244	226,117
Matador Resources Co.(b)	13,167	183,153
Murphy Oil Corp.	10,560	217,853
Oasis Petroleum, Inc.(b)	58,474	152,617
Oceaneering International, Inc.(b)	14,729	208,563
Patterson-UTI Energy, Inc.	23,879	198,673
PBF Energy, Inc., Class A	8,496	274,251
Southwestern Energy Co.(b)	97,545	199,967
Transocean Ltd.(b)	37,963	180,324
World Fuel Services Corp.	5,462	228,148
WPX Energy, Inc.(b)	19,810	197,704

		3,437,077

Financials-15.53%
Alleghany Corp.(b)	283	220,256
American Financial Group, Inc.	2,060	214,322
Associated Banc-Corp.	10,677	214,714
BancorpSouth Bank	7,263	222,756

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Financials-(continued)
Bank of Hawaii Corp.	2,494	$217,751
Bank OZK	7,608	213,481
Brighthouse Financial, Inc.(b)	5,355	202,205
Brown & Brown, Inc.	6,046	227,813
Cathay General Bancorp	6,088	216,550
CNO Financial Group, Inc.	13,217	206,846
Commerce Bancshares, Inc.	3,548	228,349
Cullen/Frost Bankers, Inc.	2,405	216,642
East West Bancorp, Inc.	4,720	202,582
Eaton Vance Corp.	4,656	212,314
Evercore, Inc., Class A	2,602	191,611
F.N.B. Corp.	18,670	225,160
FactSet Research Systems, Inc.	784	198,760
Federated Investors, Inc., Class B	6,588	210,421
First American Financial Corp.	3,794	234,393
First Financial Bankshares, Inc.	6,532	217,385
First Horizon National Corp.	13,217	211,076
FirstCash, Inc.	2,220	187,346
Fulton Financial Corp.	12,818	218,675
Genworth Financial, Inc., Class A(b)	49,213	210,632
Green Dot Corp., Class A(b)	8,054	232,277
Hancock Whitney Corp.	5,551	216,489
Hanover Insurance Group, Inc. (The)	1,682	221,536
Home BancShares, Inc.	11,201	206,995
Interactive Brokers Group, Inc., Class A	4,203	199,937
International Bancshares Corp.	5,505	225,485
Janus Henderson Group PLC (United Kingdom)	9,975	230,722
Jefferies Financial Group, Inc.	11,773	219,802
Kemper Corp.	2,875	206,655
Legg Mason, Inc.	5,507	205,191
LendingTree, Inc.(b)	672	241,819
Mercury General Corp.	3,961	190,366
Navient Corp.	16,368	225,387
New York Community Bancorp, Inc.	16,887	196,734
Old Republic International Corp.	9,608	214,643
PacWest Bancorp	5,692	210,547
Pinnacle Financial Partners, Inc.	3,754	220,810
Primerica, Inc.	1,763	222,455
Prosperity Bancshares, Inc.	3,063	211,408
Reinsurance Group of America, Inc.	1,364	221,609
RenaissanceRe Holdings Ltd. (Bermuda)	1,167	218,439
SEI Investments Co.	3,587	214,933
Selective Insurance Group, Inc.	2,886	199,480
Signature Bank	1,819	215,224
SLM Corp.	23,341	196,998
Sterling Bancorp	10,374	203,849
Stifel Financial Corp.	3,715	207,966
Synovus Financial Corp.	5,711	193,432
TCF Financial Corp.	5,294	209,589
Texas Capital Bancshares, Inc.(b)	3,792	204,996
Trustmark Corp.	6,198	212,715
UMB Financial Corp.	3,254	212,356
Umpqua Holdings Corp.	12,871	203,619
United Bankshares, Inc.	5,504	217,628
Valley National Bancorp	19,404	224,698
W.R. Berkley Corp.	3,063	214,104
Washington Federal, Inc.	5,733	209,025

	Shares	Value
Financials-(continued)
Webster Financial Corp.	4,415	$194,702
Wintrust Financial Corp.	3,264	208,309

		13,404,969

Health Care-8.85%
Acadia Healthcare Co., Inc.(b)	6,804	204,052
Allscripts Healthcare Solutions, Inc.(b)	20,835	227,935
Amedisys, Inc.(b)	1,638	210,516
Avanos Medical, Inc.(b)	5,684	250,323
Bio-Rad Laboratories, Inc., Class A(b)	651	215,885
Bio-Techne Corp.	1,083	225,448
Cantel Medical Corp.	2,502	182,371
Catalent, Inc.(b)	4,236	206,081
Charles River Laboratories International, Inc.(b)	1,645	213,817
Chemed Corp.	516	203,258
Covetrus, Inc.(b)	15,661	155,279
Encompass Health Corp.	3,411	218,372
Exelixis, Inc.(b)	11,305	174,662
Globus Medical, Inc., Class A(b)	4,254	222,782
Haemonetics Corp.(b)	1,738	209,829
HealthEquity, Inc.(b)	3,599	204,387
Hill-Rom Holdings, Inc.	2,088	218,593
ICU Medical, Inc.(b)	1,355	218,981
Integra LifeSciences Holdings Corp.(b)	3,543	205,707
Ligand Pharmaceuticals, Inc.(b)	2,259	245,802
LivaNova PLC(b)	2,552	180,503
Masimo Corp.(b)	1,442	210,229
MEDNAX, Inc.(b)	9,237	202,844
Molina Healthcare, Inc.(b)	1,892	222,575
Nektar Therapeutics(b)(c)	12,600	215,775
NuVasive, Inc.(b)	3,349	236,238
Patterson Cos., Inc.	11,925	204,275
Penumbra, Inc.(b)(c)	1,460	227,716
PRA Health Sciences, Inc.(b)	2,118	206,950
Prestige Consumer Healthcare Inc.(b)	6,044	214,320
Repligen Corp.(b)	2,728	216,849
STERIS PLC	1,509	213,629
Syneos Health, Inc.(b)	3,980	199,597
Tenet Healthcare Corp.(b)	8,643	219,014
United Therapeutics Corp.(b)	2,695	242,119
West Pharmaceutical Services, Inc.	1,508	216,911

		7,643,624

Industrials-16.00%
Acuity Brands, Inc.	1,563	195,047
AECOM(b)	5,755	230,258
AGCO Corp.	2,832	217,186
ASGN, Inc.(b)	3,268	207,812
Avis Budget Group, Inc.(b)	7,532	223,776
Axon Enterprise, Inc.(b)	3,340	170,774
Brink’s Co. (The)	2,584	219,537
Carlisle Cos., Inc.	1,457	221,857
Clean Harbors, Inc.(b)	2,820	232,537
Colfax Corp.(b)(c)	7,112	238,963
Crane Co.	2,618	200,329
Curtiss-Wright Corp.	1,641	221,945
Deluxe Corp.	4,443	230,281
Donaldson Co., Inc.	4,092	215,812
Dycom Industries, Inc.(b)	4,142	188,834
EMCOR Group, Inc.	2,501	219,363
EnerSys	3,296	220,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Industrials-(continued)
Fluor Corp.	10,379	$167,206
FTI Consulting, Inc.(b)	2,034	221,442
GATX Corp.	2,658	211,444
Genesee & Wyoming, Inc., Class A(b)	1,966	218,285
Graco, Inc.	4,662	210,722
Granite Construction, Inc.	6,482	152,586
Healthcare Services Group, Inc.(c)	8,463	206,159
Herman Miller, Inc.	4,880	226,920
HNI Corp.	6,339	240,882
Hubbell, Inc.	1,579	223,744
Insperity, Inc.	2,118	223,724
ITT, Inc.	3,525	209,561
JetBlue Airways Corp.(b)	12,510	241,443
KAR Auction Services, Inc.	8,247	205,020
Kennametal, Inc.	6,709	207,644
Kirby Corp.(b)	2,625	207,795
Knight-Swift Transportation Holdings, Inc.	6,007	219,015
Landstar System, Inc.	1,921	217,361
Lennox International, Inc.	926	229,055
Lincoln Electric Holdings, Inc.	2,435	218,103
ManpowerGroup, Inc.	2,503	227,573
MasTec, Inc.(b)	3,388	213,241
Mercury Systems, Inc.(b)	3,038	223,779
MSA Safety, Inc.	1,926	231,255
MSC Industrial Direct Co., Inc., Class A	3,011	220,435
Nordson Corp.	1,488	233,333
NOW, Inc.(b)	17,727	186,843
nVent Electric PLC	9,755	224,950
Old Dominion Freight Line, Inc.	1,252	227,964
Oshkosh Corp.	2,816	240,430
Owens Corning	3,615	221,527
Regal Beloit Corp.	2,841	210,376
Resideo Technologies, Inc.(b)	13,836	131,857
Ryder System, Inc.	4,079	198,362
Stericycle, Inc.(b)(c)	4,266	245,722
Teledyne Technologies, Inc.(b)	700	230,720
Terex Corp.	7,868	216,763
Tetra Tech, Inc.	2,600	227,422
Timken Co. (The)	4,873	238,777
Toro Co. (The)	2,932	226,145
Trex Co., Inc.(b)	2,447	215,067
Trinity Industries, Inc.	10,870	215,009
Valmont Industries, Inc.	1,506	206,608
Watsco, Inc.	1,282	226,017
Werner Enterprises, Inc.	6,165	225,022
Woodward, Inc.	2,022	215,667
XPO Logistics, Inc.(b)	2,910	222,324

		13,815,981

Information Technology-13.40%
ACI Worldwide, Inc.(b)	6,635	208,273
Arrow Electronics, Inc.(b)	2,839	225,076
Avnet, Inc.	4,868	192,578
Belden, Inc.	4,063	208,351
Blackbaud, Inc.	2,351	197,366
CACI International, Inc., Class A(b)	1,008	225,540
CDK Global, Inc.	4,698	237,437
Ciena Corp.(b)	5,455	202,490
Cirrus Logic, Inc.(b)	3,914	265,995
Cognex Corp.	4,309	221,870

	Shares	Value
Information Technology-(continued)
Coherent, Inc.(b)	1,330	$198,064
CommVault Systems, Inc.(b)	4,734	235,138
CoreLogic, Inc.(b)	4,687	189,777
Cree, Inc.(b)	4,191	200,036
Cypress Semiconductor Corp.	9,320	216,876
Fair Isaac Corp.(b)	703	213,740
First Solar, Inc.(b)	3,416	176,915
II-VI, Inc.(b)	6,205	205,696
InterDigital, Inc.	3,944	211,517
j2 Global, Inc.	2,383	226,290
Jabil, Inc.	6,917	254,684
KBR, Inc.	8,436	237,558
Littelfuse, Inc.	1,188	208,577
LiveRamp Holdings, Inc.(b)	4,754	185,834
LogMeIn, Inc.	3,160	207,549
Lumentum Holdings, Inc.(b)	3,686	230,965
Manhattan Associates, Inc.(b)	2,685	201,241
MAXIMUS, Inc.	2,672	205,049
MKS Instruments, Inc.	2,327	251,828
Monolithic Power Systems, Inc.	1,346	201,792
National Instruments Corp.	4,923	203,763
NCR Corp.(b)	6,558	191,559
NetScout Systems, Inc.(b)	8,941	216,551
Perspecta, Inc.	8,255	219,088
Plantronics, Inc.	6,088	239,989
PTC, Inc.(b)	3,269	218,729
Sabre Corp.	9,247	217,119
Science Applications International Corp.	2,581	213,242
Semtech Corp.(b)	4,449	224,496
Silicon Laboratories, Inc.(b)	1,903	202,175
SolarEdge Technologies, Inc.(b)	2,608	221,576
Synaptics, Inc.(b)(c)	5,570	234,553
SYNNEX Corp.	2,235	263,149
Tech Data Corp.(b)	2,090	253,935
Teradata Corp.(b)	6,640	198,735
Teradyne, Inc.	3,762	230,310
Trimble, Inc.(b)	5,435	216,530
Tyler Technologies, Inc.(b)	849	227,973
Universal Display Corp.	1,220	244,219
ViaSat, Inc.(b)	2,755	189,654
Vishay Intertechnology, Inc.	11,977	241,336
WEX, Inc.(b)	1,059	200,342
Zebra Technologies Corp., Class A(b)	1,061	252,380

		11,565,505

Materials-7.14%
Allegheny Technologies, Inc.(b)	9,932	208,671
AptarGroup, Inc.	1,837	217,042
Ashland Global Holdings, Inc.	2,777	214,856
Cabot Corp.	4,604	200,688
Carpenter Technology Corp.	3,953	193,776
Chemours Co. (The)	13,304	218,319
Commercial Metals Co.	11,597	224,170
Compass Minerals International, Inc.	3,819	215,697
Domtar Corp.	6,028	219,359
Eagle Materials, Inc.	2,512	229,446
Greif, Inc., Class A	5,524	216,375
Ingevity Corp.(b)	2,417	203,536
Louisiana-Pacific Corp.	8,655	252,986
Minerals Technologies, Inc.	3,930	194,339

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Materials-(continued)
NewMarket Corp.	483	$234,492
Olin Corp.	11,552	211,864
Owens-Illinois, Inc.	20,180	171,530
PolyOne Corp.	6,224	199,479
Reliance Steel & Aluminum Co.	2,103	244,032
Royal Gold, Inc.	1,795	207,215
RPM International, Inc.	3,138	227,285
Scotts Miracle-Gro Co. (The)	2,134	214,232
Sensient Technologies Corp.	3,123	195,375
Silgan Holdings, Inc.	7,250	223,082
Sonoco Products Co.	3,669	211,701
Steel Dynamics, Inc.	6,879	208,846
United States Steel Corp.(c)	16,605	191,124
Valvoline, Inc.	9,777	208,641
Worthington Industries, Inc.	5,586	205,621

		6,163,779

Real Estate-10.40%
Alexander & Baldwin, Inc.	8,836	207,734
American Campus Communities, Inc.	4,600	229,908
Brixmor Property Group, Inc.	11,114	244,730
Camden Property Trust	2,035	232,743
CoreCivic, Inc.	12,215	186,401
CoreSite Realty Corp.	1,914	224,895
Corporate Office Properties Trust	7,518	222,833
Cousins Properties, Inc.	6,115	245,395
CyrusOne, Inc.	2,955	210,632
Douglas Emmett, Inc.	5,177	224,268
EastGroup Properties, Inc.	1,738	232,805
EPR Properties	2,882	224,191
First Industrial Realty Trust, Inc.	5,608	236,153
GEO Group, Inc. (The)	11,932	181,605
Healthcare Realty Trust, Inc.	6,682	232,333
Highwoods Properties, Inc.	4,901	229,367
JBG SMITH Properties	5,608	225,778
Jones Lang LaSalle, Inc.	1,552	227,399
Kilroy Realty Corp.	2,862	240,208
Lamar Advertising Co., Class A	2,762	220,988
Liberty Property Trust	4,285	253,115
Life Storage, Inc.	2,123	231,237
Mack-Cali Realty Corp.	10,025	214,735
Medical Properties Trust, Inc.	11,785	244,303
National Retail Properties, Inc.	4,100	241,531
Omega Healthcare Investors, Inc.(c)	5,368	236,407
Park Hotels & Resorts, Inc.	9,922	230,686
Pebblebrook Hotel Trust	7,578	194,830
PotlatchDeltic Corp.	5,241	222,585
PS Business Parks, Inc.	1,247	225,146
Rayonier, Inc.	7,868	212,279
Sabra Health Care REIT, Inc.	9,866	242,704
Senior Housing Properties Trust	24,497	243,133
Service Properties Trust	8,534	215,910
Spirit Realty Capital, Inc.	4,634	230,959
Tanger Factory Outlet Centers, Inc.(c)	13,217	213,058

	Shares	Value
Real Estate-(continued)
Taubman Centers, Inc.	5,153	$184,374
Uniti Group, Inc.(c)	27,090	187,463
Urban Edge Properties	10,970	231,577
Weingarten Realty Investors	7,731	245,305

		8,981,703

Utilities-3.76%
ALLETE, Inc.	2,497	214,892
Aqua America, Inc.	4,992	226,287
Black Hills Corp.	2,868	226,085
Hawaiian Electric Industries, Inc.	4,929	222,544
IDACORP, Inc.	1,998	215,025
MDU Resources Group, Inc.	7,737	223,522
National Fuel Gas Co.	4,465	202,309
New Jersey Resources Corp.	4,822	210,239
NorthWestern Corp.	2,975	215,747
OGE Energy Corp.	4,950	213,147
ONE Gas, Inc.	2,377	220,681
PNM Resources, Inc.	4,335	226,070
Southwest Gas Holdings, Inc.	2,363	206,290
Spire, Inc.	2,523	212,083
UGI Corp.	4,374	208,509

		3,243,430

Total Common Stocks & Other Equity Interests (Cost $86,104,853)		86,299,595

Money Market Funds-0.26%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $223,199)	223,199	223,199

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $86,328,052)		86,522,794

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.89%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	3,167,719	3,167,719
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	1,057,916	1,058,340

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,225,968)		4,226,059

TOTAL INVESTMENTS IN SECURITIES-105.11% (Cost $90,554,020)		90,748,853
OTHER ASSETS LESS LIABILITIES-(5.11)%		(4,414,506)

NET ASSETS-100.00%		$86,334,347

Investment Abbreviations:

REIT -Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)–(continued)

October 31, 2019

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Industrials	16.00

Financials	15.53

Consumer Discretionary	14.56

Information Technology	13.40

Real Estate	10.40

Health Care	8.85

Materials	7.14

Energy	3.98

Utilities	3.76

Consumer Staples	3.70

Communication Services	2.64

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-2.77%
ATN International, Inc.	814	$48,213
Care.com, Inc.(b)	4,937	57,664
Cincinnati Bell, Inc.(b)	7,875	40,241
Cogent Communications Holdings, Inc.	875	51,310
Consolidated Communications Holdings, Inc.	10,756	43,024
E.W. Scripps Co. (The), Class A	3,677	49,401
Frontier Communications Corp.(b)(c)	48,148	43,815
Gannett Co., Inc.(c)	4,703	51,028
Glu Mobile, Inc.(b)	9,361	55,511
Iridium Communications, Inc.(b)	1,905	46,615
Marcus Corp. (The)	1,413	51,009
New Media Investment Group, Inc.(c)	5,495	48,411
QuinStreet, Inc.(b)	3,904	50,088
Scholastic Corp.	1,275	49,088
Spok Holdings, Inc.	4,051	48,207
TechTarget, Inc.(b)	2,063	50,337
Vonage Holdings Corp.(b)	3,934	38,435

		822,397

Consumer Discretionary-15.97%
Abercrombie & Fitch Co., Class A	2,855	46,222
American Axle & Manufacturing Holdings, Inc.(b)	5,642	47,167
American Public Education, Inc.(b)	2,052	44,569
Asbury Automotive Group, Inc.(b)	504	51,978
Barnes & Noble Education, Inc.(b)	11,464	47,117
Big Lots, Inc.	2,222	48,151
BJ’s Restaurants, Inc.	1,267	50,161
Bloomin’ Brands, Inc.	2,499	49,505
Boot Barn Holdings, Inc.(b)	1,398	49,000
Buckle, Inc. (The)(c)	2,481	51,903
Caleres, Inc.	2,275	48,958
Callaway Golf Co.	2,699	54,574
Career Education Corp.(b)	2,583	36,575
Cato Corp. (The), Class A	2,932	51,281
Cavco Industries, Inc.(b)	252	48,296
Century Communities, Inc.(b)	1,694	51,108
Chico’s FAS, Inc.	12,008	41,308
Children’s Place, Inc. (The)(c)	540	44,231
Chuy’s Holdings, Inc.(b)	1,953	47,595
Conn’s, Inc.(b)	1,914	46,300
Cooper Tire & Rubber Co.	1,910	53,938
Cooper-Standard Holdings, Inc.(b)	1,045	33,294
Core-Mark Holding Co., Inc.	1,529	46,665
Crocs, Inc.(b)	1,770	61,932
Dave & Buster’s Entertainment, Inc.	1,223	48,651
Designer Brands Inc., Class A	3,006	49,599
Dine Brands Global, Inc.	684	50,035
Dorman Products, Inc.(b)	613	44,105
El Pollo Loco Holdings, Inc.(b)	4,328	50,291
Ethan Allen Interiors, Inc.	2,613	51,502
Express, Inc.(b)	16,361	52,682
Fiesta Restaurant Group, Inc.(b)	4,838	41,583
Fossil Group, Inc.(b)	3,850	41,888
Fox Factory Holding Corp.(b)	746	45,461
GameStop Corp., Class A(c)	11,464	62,364
Garrett Motion, Inc. (Switzerland)(b)	4,107	39,017
Genesco, Inc.(b)	1,178	45,765

	Shares	Value
Consumer Discretionary-(continued)
Gentherm, Inc.(b)	1,184	$49,456
G-III Apparel Group Ltd.(b)	1,882	47,257
Group 1 Automotive, Inc.	582	57,874
Guess?, Inc.	2,665	44,639
Haverty Furniture Cos., Inc.	2,447	44,389
Hibbett Sports, Inc.(b)(c)	2,722	64,947
Installed Building Products, Inc.(b)	852	55,567
iRobot Corp.(b)(c)	793	38,112
J.C. Penney Co., Inc.(b)(c)	52,114	52,114
Kontoor Brands, Inc.	1,425	54,150
La-Z-Boy, Inc.	1,527	54,224
LCI Industries	537	52,153
LGI Homes, Inc.(b)	633	49,678
Liquidity Services, Inc.(b)	6,241	40,504
Lithia Motors, Inc., Class A	402	63,307
Lumber Liquidators Holdings, Inc.(b)(c)	5,175	47,765
M.D.C. Holdings, Inc.	1,193	46,181
M/I Homes, Inc.(b)	1,358	59,996
MarineMax, Inc.(b)	3,317	51,248
Meritage Homes Corp.(b)	734	52,914
Michaels Cos., Inc. (The)(b)(c)	5,283	46,121
Monarch Casino & Resort, Inc.(b)	1,095	47,293
Monro, Inc.	664	46,553
Motorcar Parts of America, Inc.(b)	2,917	55,598
Movado Group, Inc.	2,014	52,465
Office Depot, Inc.	30,092	61,990
Oxford Industries, Inc.	684	47,100
PetMed Express, Inc.(c)	2,737	64,087
Red Robin Gourmet Burgers, Inc.(b)	1,454	44,347
Regis Corp.(b)	2,578	53,107
Rent-A-Center, Inc.	1,958	50,653
RH(b)(c)	291	52,875
Ruth’s Hospitality Group, Inc.	2,511	51,676
Shake Shack, Inc., Class A(b)	496	40,811
Shoe Carnival, Inc.(c)	1,574	52,241
Shutterstock, Inc.(b)	1,342	54,458
Signet Jewelers Ltd.(c)	3,083	49,451
Sleep Number Corp.(b)	1,142	54,953
Sonic Automotive, Inc., Class A	1,641	52,889
Stamps.com, Inc.(b)	673	56,821
Standard Motor Products, Inc.	1,021	53,460
Steven Madden Ltd.	1,410	58,064
Strategic Education, Inc.	324	39,862
Sturm Ruger & Co., Inc.	1,147	52,487
Tailored Brands, Inc.(c)	9,913	45,996
Tile Shop Holdings, Inc.	17,677	29,697
TopBuild Corp.(b)	544	56,538
Tupperware Brands Corp.	3,178	30,604
Unifi, Inc.(b)	2,118	57,821
Universal Electronics, Inc.(b)	1,107	57,697
Vera Bradley, Inc.(b)	5,050	54,338
Vista Outdoor, Inc.(b)	7,591	50,860
Vitamin Shoppe, Inc.(b)	7,022	45,362
William Lyon Homes, Class A(b)	2,598	50,271
Wingstop, Inc.	581	48,473
Winnebago Industries, Inc.(c)	1,375	66,096

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Wolverine World Wide, Inc.(c)	1,700	$50,456
Zumiez, Inc.(b)	1,563	49,875

		4,734,692

Consumer Staples-3.96%
Andersons, Inc. (The)	1,821	33,543
Avon Products, Inc. (United Kingdom)(b)	11,038	47,353
B&G Foods, Inc.(c)	2,535	39,419
Calavo Growers, Inc.	540	46,834
Cal-Maine Foods, Inc.	1,113	44,398
Central Garden & Pet Co.(b)	371	11,137
Central Garden & Pet Co., Class A(b)	1,488	42,081
Chefs’ Warehouse, Inc. (The)(b)	1,245	41,241
Coca-Cola Consolidated, Inc.	171	46,916
Darling Ingredients, Inc.(b)	2,490	48,057
Dean Foods Co.(c)	31,796	31,160
Fresh Del Monte Produce, Inc.	1,333	42,523
Inter Parfums, Inc.	738	57,143
J&J Snack Foods Corp.	267	50,933
John B. Sanfilippo & Son, Inc.	533	56,562
Medifast, Inc.(c)	468	51,920
MGP Ingredients, Inc.(c)	954	40,917
National Beverage Corp.(c)	1,065	46,817
PriceSmart, Inc.	684	50,684
Seneca Foods Corp., Class A(b)	1,600	56,608
SpartanNash Co.	4,252	55,680
United Natural Foods, Inc.(b)	4,182	31,365
Universal Corp.	911	49,923
USANA Health Sciences, Inc.(b)	705	52,247
Vector Group Ltd.(c)	3,906	47,653
WD-40 Co.	270	50,598

		1,173,712

Energy-6.11%
Archrock, Inc.	4,729	45,588
Bonanza Creek Energy, Inc.(b)	2,147	38,260
Callon Petroleum Co.(b)(c)	9,938	37,764
Carrizo Oil & Gas, Inc.(b)(c)	5,913	43,520
CONSOL Energy, Inc.(b)	2,931	38,777
Denbury Resources, Inc.(b)(c)	41,439	41,360
Diamond Offshore Drilling, Inc.(b)(c)	6,574	34,776
DMC Global, Inc.	1,075	48,095
Dril-Quip, Inc.(b)	972	39,871
Era Group, Inc.(b)	4,668	45,140
Exterran Corp.(b)	3,781	47,905
Geospace Technologies Corp.(b)	3,322	48,468
Green Plains, Inc.	4,685	57,766
Gulfport Energy Corp.(b)	16,965	47,248
Helix Energy Solutions Group, Inc.(b)	5,693	48,903
HighPoint Resources Corp.(b)(c)	35,804	37,952
Jagged Peak Energy, Inc.(b)(c)	6,713	47,595
KLX Energy Services Holdings, Inc.(b)	4,694	37,270
Laredo Petroleum, Inc.(b)	18,935	44,687
Matrix Service Co.(b)	2,648	49,676
McDermott International, Inc.(b)	8,731	14,232
Nabors Industries Ltd.	21,981	40,665
Newpark Resources, Inc.(b)	6,609	39,654
NexTier Oilfield Solutions, Inc.(b)	100	432
Noble Corp. PLC(b)	26,749	32,901
Oil States International, Inc.(b)	3,268	46,634
Par Pacific Holdings, Inc.(b)	2,193	49,671

	Shares	Value
Energy-(continued)
PDC Energy, Inc.(b)	1,547	$30,863
Penn Virginia Corp.(b)	1,551	36,914
ProPetro Holding Corp.(b)	4,765	36,929
QEP Resources, Inc.	12,391	41,262
Range Resources Corp.(c)	10,919	44,004
Renewable Energy Group, Inc.(b)(c)	3,182	51,994
REX American Resources Corp.(b)	653	52,841
Ring Energy, Inc.(b)	34,391	57,089
RPC, Inc.(c)	8,932	36,978
SEACOR Holdings, Inc.(b)	993	42,610
SM Energy Co.	5,239	41,074
SRC Energy, Inc.(b)	9,760	30,451
Talos Energy, Inc.(b)	1,504	32,381
TETRA Technologies, Inc.(b)	26,608	45,234
Unit Corp.(b)	15,228	31,065
US Silica Holdings, Inc.	4,642	20,703
Valaris PLC(c)	7,961	32,720
Whiting Petroleum Corp.(b)(c)	6,601	41,850

		1,811,772

Financials-15.77%
Allegiance Bancshares, Inc.(b)	1,484	49,358
Ambac Financial Group, Inc.(b)	2,566	52,603
American Equity Investment Life Holding Co.	2,061	50,865
Ameris Bancorp	1,282	54,934
AMERISAFE, Inc.	754	47,902
Apollo Commercial Real Estate Finance, Inc.	2,621	47,964
ARMOUR Residential REIT, Inc.	2,953	49,404
Axos Financial, Inc.(b)	1,715	49,821
Banc of California, Inc.	3,439	47,355
Banner Corp.	869	46,909
Berkshire Hills Bancorp, Inc.	1,572	48,779
Blucora, Inc.(b)	2,003	43,325
Boston Private Financial Holdings, Inc.	4,158	46,778
Brookline Bancorp, Inc.	3,391	53,239
Cadence BanCorp	2,832	43,556
Capstead Mortgage Corp.	6,705	51,830
Central Pacific Financial Corp.	1,738	50,263
City Holding Co.	659	52,285
Columbia Banking System, Inc.	1,347	52,937
Community Bank System, Inc.	757	51,309
Customers Bancorp, Inc.(b)	2,365	55,767
CVB Financial Corp.	2,351	48,854
Dime Community Bancshares, Inc.	2,322	44,791
Donnelley Financial Solutions, Inc.(b)	4,158	46,985
Eagle Bancorp, Inc.	1,111	50,151
eHealth, Inc.(b)(c)	669	46,188
Employers Holdings, Inc.	1,147	48,564
Encore Capital Group, Inc.(b)	1,469	48,756
Enova International, Inc.(b)	2,064	48,483
EZCORP, Inc., Class A(b)	6,055	31,849
FGL Holdings	5,450	49,214
First BanCorp	4,966	52,242
First Commonwealth Financial Corp.	3,750	52,837
First Financial Bancorp	1,998	46,833
First Midwest Bancorp, Inc.	2,525	51,864
Flagstar Bancorp, Inc.	1,367	49,677
Franklin Financial Network, Inc.	1,586	52,766
Glacier Bancorp, Inc.	1,222	51,715
Granite Point Mortgage Trust, Inc.	2,706	50,332

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Financials-(continued)
Great Western Bancorp, Inc.	1,520	$53,002
Greenhill & Co., Inc.	3,330	53,946
Hanmi Financial Corp.	2,633	50,685
HCI Group, Inc.	1,177	49,493
Heritage Financial Corp.	1,806	49,719
HomeStreet, Inc.(b)	1,760	52,818
Hope Bancorp, Inc.	3,407	48,618
Horace Mann Educators Corp.	1,064	46,348
Independent Bank Corp.	678	55,650
INTL. FCStone, Inc.(b)	1,146	45,840
Invesco Mortgage Capital, Inc.(d)	3,302	51,973
James River Group Holdings Ltd.	1,019	36,490
KKR Real Estate Finance Trust, Inc.(c)	2,470	49,524
Meta Financial Group, Inc.	1,488	47,110
National Bank Holdings Corp., Class A	1,367	47,025
NBT Bancorp, Inc.	1,326	52,708
New York Mortgage Trust, Inc.	8,180	51,207
NMI Holdings, Inc., Class A(b)	1,914	55,984
Northfield Bancorp, Inc.	3,152	53,616
Northwest Bancshares, Inc.	3,020	50,947
OFG Bancorp	2,250	45,698
Old National Bancorp	2,809	50,548
Opus Bank	2,248	55,728
Oritani Financial Corp.	2,748	51,278
Pacific Premier Bancorp, Inc.	1,555	52,489
PennyMac Mortgage Investment Trust	2,297	52,578
Piper Jaffray Cos.	647	50,815
PRA Group, Inc.(b)	1,451	49,232
Preferred Bank	941	50,165
ProAssurance Corp.	1,256	49,260
Provident Financial Services, Inc.	1,961	48,927
Redwood Trust, Inc.	3,024	49,412
RLI Corp.	563	54,791
S&T Bancorp, Inc.	1,342	50,533
Safety Insurance Group, Inc.	501	48,697
Seacoast Banking Corp. of Florida(b)	1,984	55,552
ServisFirst Bancshares, Inc.	1,483	51,905
Simmons First National Corp., Class A	1,979	47,338
Southside Bancshares, Inc.	1,445	49,780
Stewart Information Services Corp.	1,469	60,111
Third Point Reinsurance Ltd. (Bermuda)(b)	4,942	46,900
Tompkins Financial Corp.	588	51,456
Triumph Bancorp, Inc.(b)	1,550	50,298
TrustCo Bank Corp. NY	6,062	52,376
United Community Banks, Inc.	1,805	54,529
United Fire Group, Inc.	1,066	48,524
United Insurance Holdings Corp.	3,642	44,651
Universal Insurance Holdings, Inc.	1,756	47,605
Veritex Holdings, Inc.	1,986	48,895
Virtus Investment Partners, Inc.	425	46,104
Waddell & Reed Financial, Inc., Class A	2,835	46,948
Walker & Dunlop, Inc.	889	55,998
Westamerica Bancorp	783	51,694
WisdomTree Investments, Inc.	9,109	46,547
World Acceptance Corp.(b)	361	37,475

		4,676,824

Health Care-12.85%
Acorda Therapeutics, Inc.(b)	13,097	21,610
Addus HomeCare Corp.(b)	647	54,484

	Shares	Value
Health Care-(continued)
Akorn, Inc.(b)	13,889	$69,306
AMAG Pharmaceuticals, Inc.(b)(c)	4,288	41,615
AMN Healthcare Services, Inc.(b)	908	53,354
Amphastar Pharmaceuticals, Inc.(b)	2,349	45,371
AngioDynamics, Inc.(b)	2,734	41,830
ANI Pharmaceuticals, Inc.(b)	649	50,693
Anika Therapeutics, Inc.(b)	938	66,026
Arrowhead Pharmaceuticals, Inc.(b)	1,688	67,604
Assertio Therapeutics, Inc.(b)	37,173	29,370
BioTelemetry, Inc.(b)	1,176	46,287
Cambrex Corp.(b)	848	50,651
Cardiovascular Systems, Inc.(b)	994	44,253
Community Health Systems, Inc.(b)(c)	13,701	48,502
Computer Programs & Systems, Inc.	2,106	48,585
CONMED Corp.	500	55,010
Corcept Therapeutics, Inc.(b)	3,790	55,296
CorVel Corp.(b)	636	50,320
Cross Country Healthcare, Inc.(b)	4,778	51,650
CryoLife, Inc.(b)	1,710	38,390
Cutera, Inc.(b)	1,772	55,818
Cytokinetics, Inc.(b)	4,080	47,532
Diplomat Pharmacy, Inc.(b)	8,948	48,677
Eagle Pharmaceuticals, Inc.(b)	878	55,051
Emergent BioSolutions, Inc.(b)	972	55,560
Enanta Pharmaceuticals, Inc.(b)	730	44,442
Endo International PLC(b)	13,030	59,808
Ensign Group, Inc. (The)	1,235	52,179
Genomic Health, Inc.(b)	705	47,009
Hanger, Inc.(b)	2,595	58,673
HealthStream, Inc.(b)	1,908	53,538
Heska Corp.(b)	754	61,089
HMS Holdings Corp.(b)	1,371	44,818
Innoviva, Inc.(b)	4,411	51,256
Inogen, Inc.(b)	1,044	56,830
Integer Holdings Corp.(b)	653	50,568
Invacare Corp.	6,532	50,427
Lannett Co., Inc.(b)(c)	3,624	43,089
Lantheus Holdings, Inc.(b)	2,053	42,805
LeMaitre Vascular, Inc.	1,423	49,236
LHC Group, Inc.(b)	430	47,717
Luminex Corp.	2,238	45,868
Magellan Health, Inc.(b)	797	51,725
Medicines Co. (The)(b)(c)	1,040	54,590
Medpace Holdings, Inc.(b)	590	43,442
Meridian Bioscience, Inc.	5,122	50,144
Merit Medical Systems, Inc.(b)	1,828	37,757
Mesa Laboratories, Inc.	210	47,828
Momenta Pharmaceuticals, Inc.(b)	3,674	56,874
Myriad Genetics, Inc.(b)	1,844	62,087
Natus Medical, Inc.(b)	1,631	54,932
Neogen Corp.(b)	643	41,834
NeoGenomics, Inc.(b)	2,367	54,275
NextGen Healthcare, Inc.(b)	3,146	53,183
Omnicell, Inc.(b)	686	48,288
OraSure Technologies, Inc.(b)	6,661	56,885
Orthofix Medical, Inc.(b)	991	41,652
Owens & Minor, Inc.(c)	8,076	54,351
Pacira BioSciences, Inc.(b)	1,267	51,301
Pennant Group, Inc. (The)(b)	2,738	49,257
Phibro Animal Health Corp., Class A	2,362	56,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Health Care-(continued)
Progenics Pharmaceuticals, Inc.(b)	9,450	$50,180
Providence Service Corp. (The)(b)	831	53,076
REGENXBIO, Inc.(b)	1,333	47,575
Select Medical Holdings Corp.(b)	2,981	54,314
Spectrum Pharmaceuticals, Inc.(b)	5,706	44,279
Supernus Pharmaceuticals, Inc.(b)	1,836	51,022
Surmodics, Inc.(b)	1,059	50,313
Tabula Rasa HealthCare, Inc.(b)(c)	906	46,152
Tactile Systems Technology, Inc.(b)	959	43,558
Tivity Health, Inc.(b)(c)	2,728	44,221
US Physical Therapy, Inc.	387	54,749
Vanda Pharmaceuticals, Inc.(b)	3,720	50,257
Varex Imaging Corp.(b)	1,720	51,617
Xencor, Inc.(b)	1,429	48,886

		3,809,395

Industrials-15.22%
AAON, Inc.	1,014	49,341
AAR Corp.	1,113	46,468
ABM Industries, Inc.	1,393	50,789
Actuant Corp., Class A	1,929	47,781
Aegion Corp.(b)	2,387	51,726
Aerojet Rocketdyne Holdings, Inc.(b)	990	42,798
AeroVironment, Inc.(b)	830	48,123
Alamo Group, Inc.	436	46,678
Albany International Corp.	564	47,365
Allegiant Travel Co.	335	56,055
American Woodmark Corp.(b)	566	56,124
Apogee Enterprises, Inc.	1,218	45,724
Applied Industrial Technologies, Inc.	883	52,839
ArcBest Corp.	1,619	46,773
Arcosa, Inc.	1,447	55,579
Astec Industries, Inc.	1,557	54,635
Atlas Air Worldwide Holdings, Inc.(b)	1,864	40,877
AZZ, Inc.	1,142	44,298
Barnes Group, Inc.	916	53,540
Brady Corp., Class A	914	51,495
Briggs & Stratton Corp.	7,949	58,584
Chart Industries, Inc.(b)	720	42,214
CIRCOR International, Inc.(b)	1,366	52,304
Comfort Systems USA, Inc.	1,195	60,240
Cubic Corp.	705	51,987
DXP Enterprises, Inc.(b)	1,407	48,570
Echo Global Logistics, Inc.(b)	2,143	42,667
Encore Wire Corp.	846	47,545
EnPro Industries, Inc.	717	49,867
ESCO Technologies, Inc.	622	52,553
Exponent, Inc.	723	45,932
Federal Signal Corp.	1,513	49,082
Forrester Research, Inc.	1,391	47,962
Forward Air Corp.	783	54,160
Franklin Electric Co., Inc.	998	53,742
Gibraltar Industries, Inc.(b)	1,083	57,648
GMS, Inc.(b)	1,822	54,587
Greenbrier Cos., Inc. (The)	1,710	50,086
Griffon Corp.	2,458	52,380
Harsco Corp.(b)	2,453	49,722
Hawaiian Holdings, Inc.	1,783	51,012
Heartland Express, Inc.	2,303	48,133
Heidrick & Struggles International, Inc.	1,828	52,025

	Shares	Value
Industrials-(continued)
Hillenbrand, Inc.	1,609	$49,541
Hub Group, Inc., Class A(b)	1,096	50,197
Insteel Industries, Inc.	2,280	43,480
Interface, Inc.	3,801	63,211
John Bean Technologies Corp.	450	46,246
Kaman Corp.	801	46,995
Kelly Services, Inc., Class A	2,057	49,389
Korn Ferry	1,323	48,541
Lindsay Corp.	549	51,831
Lydall, Inc.(b)	1,898	37,144
Marten Transport Ltd.	2,292	49,645
Matson, Inc.	1,239	47,305
Matthews International Corp., Class A	1,357	50,182
Mobile Mini, Inc.	1,436	54,022
Moog, Inc., Class A	559	46,794
Mueller Industries, Inc.	1,720	52,924
MYR Group, Inc.(b)	1,528	52,578
National Presto Industries, Inc.(c)	529	45,542
Park Aerospace Corp.	2,835	48,167
Patrick Industries, Inc.(b)	1,201	59,341
PGT Innovations, Inc.(b)	2,943	51,973
Pitney Bowes, Inc.	11,260	49,544
Powell Industries, Inc.	1,295	50,712
Proto Labs, Inc.(b)	469	45,479
Quanex Building Products Corp.	2,664	51,389
Raven Industries, Inc.	1,428	49,809
Resources Connection, Inc.	2,948	43,188
RR Donnelley & Sons Co.	14,403	62,797
Saia, Inc.(b)	529	47,187
Simpson Manufacturing Co., Inc.	737	60,906
SkyWest, Inc.	796	47,402
SPX Corp.(b)	1,231	56,060
SPX FLOW, Inc.(b)	1,168	52,887
Standex International Corp.	647	49,030
Team, Inc.(b)	2,851	51,774
Tennant Co.	685	53,039
Titan International, Inc.	16,576	44,258
Triumph Group, Inc.	1,996	41,457
TrueBlue, Inc.(b)	2,378	54,456
UniFirst Corp.	257	51,616
Universal Forest Products, Inc.	1,230	61,943
US Ecology, Inc.	787	48,975
Veritiv Corp.(b)	2,629	35,860
Viad Corp.	760	46,375
Vicor Corp.(b)	1,507	54,779
Wabash National Corp.	3,467	49,439
Watts Water Technologies, Inc., Class A	510	47,557

		4,514,976

Information Technology-13.34%
3D Systems Corp.(b)(c)	5,955	56,513
8x8, Inc.(b)	2,259	43,644
ADTRAN, Inc.	4,458	39,275
Advanced Energy Industries, Inc.(b)	897	53,013
Agilysys, Inc.(b)	1,865	46,979
Alarm.com Holdings, Inc.(b)	1,015	50,141
Anixter International, Inc.(b)	731	60,490
Applied Optoelectronics, Inc.(b)(c)	4,526	42,363
Arlo Technologies, Inc.(b)	14,043	47,887
Axcelis Technologies, Inc.(b)	2,746	52,641

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Information Technology-(continued)
Badger Meter, Inc.	935	$54,043
Bel Fuse, Inc., Class B	3,341	49,146
Benchmark Electronics, Inc.	1,768	59,935
Bottomline Technologies (DE), Inc.(b)	1,223	50,082
Brooks Automation, Inc.	1,320	56,060
Cabot Microelectronics Corp.	359	54,252
CalAmp Corp.(b)	4,373	49,065
Cardtronics PLC, Class A(b)	1,614	55,296
CEVA, Inc.(b)	1,540	41,919
Cohu, Inc.	3,516	58,436
Comtech Telecommunications Corp.	1,694	59,205
CSG Systems International, Inc.	956	55,104
CTS Corp.	1,513	40,367
Daktronics, Inc.	6,498	44,576
Diebold Nixdorf, Inc.(b)	3,781	26,467
Digi International, Inc.(b)	3,518	50,730
Diodes, Inc.(b)	1,243	57,986
DSP Group, Inc.(b)	3,475	51,812
Ebix, Inc.	1,154	49,195
ePlus, Inc.(b)	629	49,144
EVERTEC, Inc.	1,522	46,558
ExlService Holdings, Inc.(b)	737	51,317
Extreme Networks, Inc.(b)	6,591	42,446
Fabrinet (Thailand)(b)	903	50,776
FARO Technologies, Inc.(b)	927	44,199
FormFactor, Inc.(b)	2,714	59,247
Harmonic, Inc.(b)	7,359	57,253
Ichor Holdings Ltd.(b)	1,939	56,444
Insight Enterprises, Inc.(b)	965	59,232
Itron, Inc.(b)	677	51,628
KEMET Corp.	2,556	55,567
Knowles Corp.(b)	2,427	52,375
Kulicke & Soffa Industries, Inc. (Singapore)	2,208	52,429
LivePerson, Inc.(b)	1,382	56,731
ManTech International Corp., Class A	739	58,514
MaxLinear, Inc.(b)	2,211	41,921
Methode Electronics, Inc.	1,376	47,334
MicroStrategy, Inc., Class A(b)	341	52,258
MTS Systems Corp.	889	50,211
NETGEAR, Inc.(b)	1,444	39,233
NIC, Inc.	2,328	54,754
OneSpan, Inc.(b)	3,085	57,720
Onto Innovation, Inc.(b)	1,638	52,744
OSI Systems, Inc.(b)	474	47,040
PDF Solutions, Inc.(b)	3,737	60,390
Perficient, Inc.(b)	1,334	52,293
Photronics, Inc.(b)	4,542	53,596
Plexus Corp.(b)	781	57,747
Power Integrations, Inc.	543	49,473
Progress Software Corp.	1,276	50,887
Qualys, Inc.(b)	620	52,905
Rambus, Inc.(b)	3,614	50,036
Rogers Corp.(b)	341	46,199
Sanmina Corp.(b)	1,552	47,693
ScanSource, Inc.(b)	1,626	52,520
SMART Global Holdings, Inc.(b)	1,632	48,470
SPS Commerce, Inc.(b)	1,029	54,300
Sykes Enterprises, Inc.(b)	1,610	49,741
TiVo Corp.	6,004	48,873
TTEC Holdings, Inc.	1,069	50,638

	Shares	Value
Information Technology-(continued)
TTM Technologies, Inc.(b)	4,134	$48,409
Ultra Clean Holdings, Inc.(b)	3,162	67,572
Unisys Corp.(b)	5,818	59,693
Veeco Instruments, Inc.(b)	4,474	61,025
Viavi Solutions, Inc.(b)	3,411	54,439
Virtusa Corp.(b)	1,276	47,569
Xperi Corp.	2,432	49,382

		3,957,547

Materials-5.89%
A. Schulman Inc., CVR(b)(e)	1,595	834
AdvanSix, Inc.(b)	1,877	42,720
AK Steel Holding Corp.(b)	18,055	42,610
American Vanguard Corp.	3,022	42,248
Balchem Corp.	480	48,581
Boise Cascade Co.	1,597	57,125
Century Aluminum Co.(b)	7,171	41,807
Clearwater Paper Corp.(b)	2,856	52,950
Cleveland-Cliffs, Inc.(c)	6,322	45,708
Ferro Corp.(b)	4,077	45,377
FutureFuel Corp.	4,134	50,972
GCP Applied Technologies, Inc.(b)	2,418	49,956
H.B. Fuller Co.	1,024	49,971
Hawkins, Inc.	1,110	47,452
Haynes International, Inc.	1,400	48,244
Innophos Holdings, Inc.	1,515	49,419
Innospec, Inc.	530	48,421
Kaiser Aluminum Corp.	507	54,290
Koppers Holdings, Inc.(b)	1,694	54,377
Kraton Corp.(b)	1,474	33,047
Livent Corp.(b)	6,600	45,276
LSB Industries, Inc.(b)	7,778	32,901
Materion Corp.	736	41,834
Mercer International, Inc. (Germany)	3,821	46,616
Myers Industries, Inc.	2,804	47,472
Neenah, Inc.	745	48,052
Olympic Steel, Inc.	3,168	47,457
PH Glatfelter Co.	3,170	57,060
Quaker Chemical Corp.	299	45,711
Rayonier Advanced Materials, Inc.	11,464	47,805
Schweitzer-Mauduit International, Inc.	1,379	55,836
Stepan Co.	511	49,935
SunCoke Energy, Inc.(b)	7,041	37,247
TimkenSteel Corp.(b)	6,750	37,935
Tredegar Corp.	2,562	50,933
Trinseo S.A	1,142	48,535
US Concrete, Inc.(b)	1,060	55,396
Warrior Met Coal, Inc.	2,233	43,499

		1,745,609

Real Estate-7.03%
Acadia Realty Trust	1,773	49,609
Agree Realty Corp.	709	55,848
American Assets Trust, Inc.	1,078	52,779
Armada Hoffler Properties, Inc.	2,806	52,584
CareTrust REIT, Inc.	2,212	53,619
CBL & Associates Properties, Inc.(c)	42,129	60,666
Cedar Realty Trust, Inc.	17,739	59,248
Chatham Lodging Trust	2,790	50,359
Community Healthcare Trust, Inc.	1,219	59,024
DiamondRock Hospitality Co.	5,056	50,459

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Real Estate-(continued)
Easterly Government Properties, Inc.	2,422	$54,059
Essential Properties Realty Trust, Inc.	2,095	53,758
Four Corners Property Trust, Inc.	1,789	51,255
Franklin Street Properties Corp.	6,211	53,415
Getty Realty Corp.	1,562	52,389
Global NET Lease, Inc.	2,569	50,044
Hersha Hospitality Trust	3,357	46,327
Independence Realty Trust, Inc.	3,632	55,933
Innovative Industrial Properties, Inc.(c)	544	41,344
iStar, Inc.(c)	3,919	50,986
Kite Realty Group Trust	3,200	57,024
Lexington Realty Trust	5,005	54,454
LTC Properties, Inc.	1,028	53,302
Marcus & Millichap, Inc.(b)	1,353	48,329
National Storage Affiliates Trust	1,573	53,749
Office Properties Income Trust	1,677	53,463
Pennsylvania REIT(c)	9,362	51,678
RE/MAX Holdings, Inc., Class A	1,855	62,050
Realogy Holdings Corp.(c)	8,525	67,177
Retail Opportunity Investments Corp.	2,775	51,795
RPT Realty	3,726	54,027
Saul Centers, Inc.	938	50,220
Summit Hotel Properties, Inc.	4,231	51,872
Universal Health Realty Income Trust	509	60,688
Urstadt Biddle Properties, Inc., Class A	2,096	50,996
Washington Prime Group, Inc.(c)	12,799	54,012
Washington REIT	1,819	56,425
Whitestone REIT	3,666	52,204
Xenia Hotels & Resorts, Inc.	2,334	49,131

		2,086,301

Utilities-1.03%
American States Water Co.	558	53,083
Avista Corp.	1,052	50,528
California Water Service Group	934	52,276

	Shares	Value
Utilities-(continued)
El Paso Electric Co.	758	$50,566
Northwest Natural Holding Co.	704	48,829
South Jersey Industries, Inc.	1,544	49,655

		304,937

Total Common Stocks & Other Equity Interests (Cost $31,171,570)		29,638,162

Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(f) (Cost $10,305)	10,305	10,305

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $31,181,875)		29,648,467

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.60%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(f)(g)	1,689,334	1,689,334
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(f)(g)	562,886	563,111

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,252,419)		2,252,445

TOTAL INVESTMENTS IN SECURITIES-107.57% (Cost $33,434,294)		31,900,912
OTHER ASSETS LESS LIABILITIES-(7.57)%		(2,246,302)

NET ASSETS-100.00%		$29,654,610

Investment Abbreviations:

CVR -Contingent Value Rights

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2019	Dividend Income
Invesco Mortgage Capital, Inc.	$60,368	$5,778	$(12,631)	$(1,372)	$(170)	$51,973	$3,047

(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Consumer Discretionary	15.97

Financials	15.77

Industrials	15.22

Information Technology	13.34

Health Care	12.85

Real Estate	7.03

Energy	6.11

Materials	5.89

Consumer Staples	3.96

Sector Types Each Less Than 3%	3.80

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

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39

Statements of Assets and Liabilities

October 31, 2019

(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
Assets:
Unaffiliated investments in securities, at value(a)	$16,053,337,901	$31,162,520	$90,011,899	$484,842,746
Affiliated investments in securities, at value	148,446,981	395,352	1,338,070	6,930,485
Cash	43,027	-	-	-
Receivable for:
Dividends	12,324,479	33,281	48,179	663,225
Securities lending	16,163	53	167	698
Investments sold	-	-	-	-

Total assets	16,214,168,551	31,591,206	91,398,315	492,437,154

Liabilities:
Due to custodian	-	23,402	-	-
Payable for:
Collateral upon return of securities loaned	106,581,396	395,352	1,333,659	6,523,715
Fund shares repurchased	-	-	-	-
Accrued unitary management fees	2,669,723	10,354	28,798	163,800
Accrued expenses	119,472	5,038	4,194	8,549

Total liabilities	109,370,591	434,146	1,366,651	6,696,064

Net Assets	$16,104,797,960	$31,157,060	$90,031,664	$485,741,090

Net assets consist of:
Shares of beneficial interest	$14,064,847,965	$31,579,174	$109,922,579	$508,063,446
Distributable earnings (loss)	2,039,949,995	(422,114)	(19,890,915)	(22,322,356)

Net Assets	$16,104,797,960	$31,157,060	$90,031,664	$485,741,090

Shares outstanding (unlimited amount authorized, $0.01 par value)	147,202,663	1,250,001	850,000	3,500,000
Net asset value	$109.41	$24.93	$105.92	$138.78

Market price	$109.29	$24.92	$105.77	$138.62

Unaffiliated investments in securities, at cost	$13,627,120,073	$31,953,941	$92,938,332	$481,118,623

Affiliated investments in securities, at cost	$162,404,960	$395,352	$1,338,070	$6,930,325

(a) Includes securities on loan with an aggregate value of:	$103,802,052	$387,505	$1,329,952	$6,393,929

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P 500® Equal Weight Energy ETF (RYE)	Invesco S&P 500® Equal Weight Financials ETF (RYF)	Invesco S&P 500® Equal Weight Health Care ETF (RYH)	Invesco S&P 500® Equal Weight Industrials ETF (RGI)	Invesco S&P 500® Equal Weight Materials ETF (RTM)	Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)	Invesco S&P 500® Equal Weight Technology ETF (RYT)

$124,766,279	$251,630,199	$728,852,556	$187,855,570	$136,305,184	$49,600,730	$1,671,047,661
30,848	3,696,986	-	32,908	7,459,908	1,167,153	1,090,863
-	-	-	-	-	-	-

140,229	282,851	430,696	181,804	113,302	4,771	486,266
-	23	159	15	1,310	160	-
-	2,201,054	-	-	-	-	-

124,937,356	257,811,113	729,283,411	188,070,297	143,879,704	50,772,814	1,672,624,790

-	53,174	180,122	-	47,426	-	51,902

-	-	-	-	7,459,761	1,149,666	-
-	2,202,268	-	-	-	-	-
41,906	85,537	236,621	63,037	45,448	17,378	556,235
6,160	7,040	10,628	6,475	5,951	5,286	17,513

48,066	2,348,019	427,371	69,512	7,558,586	1,172,330	625,650

$124,889,290	$255,463,094	$728,856,040	$188,000,785	$136,321,118	$49,600,484	$1,671,999,140

$296,550,530	$269,250,708	$694,149,481	$193,038,814	$158,359,494	$45,852,629	$1,395,630,702
(171,661,240)	(13,787,614)	34,706,559	(5,038,029)	(22,038,376)	3,747,855	276,368,438

$124,889,290	$255,463,094	$728,856,040	$188,000,785	$136,321,118	$49,600,484	$1,671,999,140

2,900,005	5,800,000	3,550,000	1,450,000	1,250,000	1,550,000	9,150,000
$43.07	$44.05	$205.31	$129.66	$109.06	$32.00	$182.73

$43.02	$44.00	$205.10	$129.46	$108.92	$32.00	$182.52

$187,712,314	$251,603,224	$649,149,679	$184,374,452	$144,342,987	$48,911,562	$1,445,447,589

$30,848	$6,672,884	$-	$32,908	$7,459,761	$1,167,136	$1,090,863

$-	$-	$-	$-	$7,165,241	$1,129,151	$-

41

Statements of Assets and Liabilities–(continued)

October 31, 2019

(Unaudited)

	Invesco S&P 500®	Invesco S&P	Invesco S&P
	Equal Weight	MidCap 400®	SmallCap 600®
	Utilities	Equal Weight	Equal Weight
	ETF (RYU)	ETF (EWMC)	ETF (EWSC)
Assets:
Unaffiliated investments in securities, at value(a)	$394,622,454	$86,299,595	$29,586,189
Affiliated investments in securities, at value	68,246	4,449,258	2,314,723
Receivable for:
Dividends	406,579	59,070	13,312
Securities lending	-	4,875	3,232
Investments sold	-	-	90,758

Total assets	395,097,279	90,812,798	32,008,214

Liabilities:
Due to custodian	-	218,100	-
Payable for:
Investments purchased	-	-	81,588
Collateral upon return of securities loaned	-	4,225,968	2,252,419
Accrued unitary management fees	134,997	28,691	9,838
Accrued expenses	7,656	5,692	9,759

Total liabilities	142,653	4,478,451	2,353,604

Net Assets	$394,954,626	$86,334,347	$29,654,610

Net assets consist of:
Shares of beneficial interest	$356,933,424	$102,683,804	$46,208,698
Distributable earnings (loss)	38,021,202	(16,349,457)	(16,554,088)

Net Assets	$394,954,626	$86,334,347	$29,654,610

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,750,000	1,350,000	550,000
Net asset value	$105.32	$63.95	$53.92

Market price	$105.25	$63.89	$53.71

Unaffiliated investments in securities, at cost	$343,186,191	$86,104,853	$31,114,868

Affiliated investments in securities, at cost	$68,246	$4,449,167	$2,319,426

(a) Includes securities on loan with an aggregate value of:	$-	$4,074,958	$2,099,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

(This Page Intentionally Left Blank)

43

Statements of Operations

For the six months ended October 31, 2019

(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
Investment income:
Unaffiliated dividend income	$166,196,200	$193,818	$917,208	$6,088,994
Affiliated dividend income	1,093,720	121	323	3,171
Securities lending income	370,984	147	2,022	123,063

Total investment income	167,660,904	194,086	919,553	6,215,228

Expenses:
Unitary management fees	15,974,106	49,227	175,247	925,438
Proxy fees	124,871	5,038	5,594	8,549

Total expenses	16,098,977	54,265	180,841	933,987

Less: Waivers	(10,416)	(11)	(30)	(284)

Net expenses	16,088,561	54,254	180,811	933,703

Net investment income	151,572,343	139,832	738,742	5,281,525

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(174,205,009)	(186,712)	(2,485,359)	(4,957,378)
Affiliated investment securities	(2,292,069)	-	-	-
Unaffiliated in-kind redemptions	665,051,293	520,800	2,644,149	10,530,117
Affiliated in-kind redemptions	101,766	-	-	-

Net realized gain (loss)	488,655,981	334,088	158,790	5,572,739

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(314,409,034)	(1,444,574)	(2,982,825)	6,479,943
Affiliated investment securities	(5,860,548)	-	-	160

Change in unrealized appreciation (depreciation)	(320,269,582)	(1,444,574)	(2,982,825)	6,480,103

Net realized and unrealized gain (loss)	168,386,399	(1,110,486)	(2,824,035)	12,052,842

Net increase (decrease) in net assets resulting from operations	$319,958,742	$(970,654)	$(2,085,293)	$17,334,367

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P 500® Equal Weight Energy ETF (RYE)	Invesco S&P 500® Equal Weight Financials ETF (RYF)	Invesco S&P 500® Equal Weight Health Care ETF (RYH)	Invesco S&P 500® Equal Weight Industrials ETF (RGI)	Invesco S&P 500® Equal Weight Materials ETF (RTM)	Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)	Invesco S&P 500® Equal Weight Technology ETF (RYT)

$1,799,621	$3,168,833	$3,634,323	$2,058,255	$1,550,631	$777,847	$12,601,643
564	130,485	3,221	980	832	375	16,849
41	209	857	1,060	5,866	516	3,035

1,800,226	3,299,527	3,638,401	2,060,295	1,557,329	778,738	12,621,527

296,466	548,170	1,430,622	429,394	270,513	89,391	3,412,254
6,160	7,040	10,628	6,475	5,952	5,286	17,513

302,626	555,210	1,441,250	435,869	276,465	94,677	3,429,767

(57)	(182)	(270)	(88)	(77)	(34)	(1,406)

302,569	555,028	1,440,980	435,781	276,388	94,643	3,428,361

1,497,657	2,744,499	2,197,421	1,624,514	1,280,941	684,095	9,193,166

(3,843,103)	(2,934,223)	(26,989,492)	(2,637,513)	(2,077,204)	(150,121)	(7,782,937)
-	(295,148)	-	-	-	-	-
(1,211,791)	7,206,706	28,581,229	9,656,984	2,209,220	3,356,206	125,124,549
-	(158,945)	-	-	-	-	-

(5,054,894)	3,818,390	1,591,737	7,019,471	132,016	3,206,085	117,341,612

(25,562,053)	(3,015,736)	40,392,741	(3,302,778)	1,061,275	89,436	(108,146,263)
-	(614,070)	-	-	147	17	-

(25,562,053)	(3,629,806)	40,392,741	(3,302,778)	1,061,422	89,453	(108,146,263)

(30,616,947)	188,584	41,984,478	3,716,693	1,193,438	3,295,538	9,195,349

$(29,119,290)	$2,933,083	$44,181,899	$5,341,207	$2,474,379	$3,979,633	$18,388,515

45

Statements of Operations–(continued)

For the six months ended October 31, 2019

(Unaudited)

	Invesco S&P 500®	Invesco S&P	Invesco S&P
	Equal Weight	MidCap 400®	SmallCap 600®
	Utilities	Equal Weight	Equal Weight
	ETF (RYU)	ETF (EWMC)	ETF (EWSC)
Investment income:
Unaffiliated dividend income	$5,528,371	$941,918	$414,234
Affiliated dividend income	3,889	723	3,281
Securities lending income	121	23,967	13,920
Foreign withholding tax	-	(828)	(66)

Total investment income	5,532,381	965,780	431,369

Expenses:
Unitary management fees	739,630	196,643	63,533
Proxy fees	7,656	5,692	5,188

Total expenses	747,286	202,335	68,721

Less: Waivers	(355)	(67)	(19)

Net expenses	746,931	202,268	68,702

Net investment income	4,785,450	763,512	362,667

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(83,417)	(3,282,182)	(1,013,837)
Affiliated investment securities	-	-	(400)
Unaffiliated in-kind redemptions	11,414,328	4,938,895	1,098,427
Affiliated in-kind redemptions	-	-	230

Net realized gain	11,330,911	1,656,713	84,420

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	17,682,609	(5,563,776)	(1,440,493)
Affiliated investment securities	-	91	(1,346)

Change in unrealized appreciation (depreciation)	17,682,609	(5,563,685)	(1,441,839)

Net realized and unrealized gain (loss)	29,013,520	(3,906,972)	(1,357,419)

Net increase (decrease) in net assets resulting from operations	$33,798,970	$(3,143,460)	$(994,752)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

(This Page Intentionally Left Blank)

47

Statements of Changes in Net Assets

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)
	Six Months Ended October 31, 2019	Year Ended April 30, 2019
Operations:
Net investment income	$151,572,343	$262,905,089
Net realized gain	488,655,981	884,074,677
Change in net unrealized appreciation (depreciation)	(320,269,582)	299,656,683

Net increase (decrease) in net assets resulting from operations	319,958,742	1,446,636,449

Distributions to Shareholders from:
Distributable earnings	(149,786,824)	(281,738,317)

Shareholder Transactions:
Proceeds from shares sold	1,482,696,490	3,919,384,246
Value of shares repurchased	(1,692,030,968)	(3,556,378,815)

Net increase (decrease) in net assets resulting from share transactions	(209,334,478)	363,005,431

Net increase (decrease) in net assets	(39,162,560)	1,527,903,563

Net assets:
Beginning of period	16,143,960,520	14,616,056,957

End of period	$16,104,797,960	$16,143,960,520

Changes in Shares Outstanding:
Shares sold	13,750,000	38,250,000
Shares repurchased	(15,750,000)	(35,400,000)
Shares outstanding, beginning of period	149,202,663	146,352,663

Shares outstanding, end of period	147,202,663	149,202,663

(a)	For the period November 5, 2018 (commencement of investment operations) to April 30, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)		Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)

Six Months Ended October 31, 2019	Period Ended April 30, 2019(a)	Six Months Ended October 31, 2019	Year Ended April 30, 2019

$139,832	$62,265	$738,742	$1,458,711
334,088	909,098	158,790	3,959,197
(1,444,574)	653,153	(2,982,825)	2,541,435

(970,654)	1,624,516	(2,085,293)	7,959,343

(136,453)	(28,476)	(736,712)	(1,507,788)

20,432,667	34,174,882	10,523,880	103,317,979
(11,019,227)	(12,920,195)	(30,909,652)	(80,808,929)

9,413,440	21,254,687	(20,385,772)	22,509,050

8,306,333	22,850,727	(23,207,777)	28,960,605

22,850,727	-	113,239,441	84,278,836

$31,157,060	$22,850,727	$90,031,664	$113,239,441

800,000	1,450,001	100,000	1,000,000
(450,000)	(550,000)	(300,000)	(800,000)
900,001	-	1,050,000	850,000

1,250,001	900,001	850,000	1,050,000

49

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
	Six Months Ended October 31, 2019	Year Ended April 30, 2019
Operations:
Net investment income	$5,281,525	$10,423,141
Net realized gain (loss)	5,572,739	14,957,216
Change in net unrealized appreciation (depreciation)	6,480,103	18,516,498

Net increase (decrease) in net assets resulting from operations	17,334,367	43,896,855

Distributions to Shareholders from:
Distributable earnings	(5,259,856)	(11,042,415)

Shareholder Transactions:
Proceeds from shares sold	102,853,721	279,942,417
Value of shares repurchased	(61,023,649)	(298,713,392)

Net increase (decrease) in net assets resulting from share transactions	41,830,072	(18,770,975)

Net increase (decrease) in net assets	53,904,583	14,083,465

Net assets:
Beginning of period	431,836,507	417,753,042

End of period	$485,741,090	$431,836,507

Changes in Shares Outstanding:
Shares sold	750,000	2,200,000
Shares repurchased	(450,000)	(2,400,000)
Shares outstanding, beginning of period	3,200,000	3,400,000

Shares outstanding, end of period	3,500,000	3,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco S&P 500® Equal Weight Energy ETF (RYE)		Invesco S&P 500® Equal Weight Financials ETF (RYF)
Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019

$1,497,657	$3,661,989	$2,744,499	$6,632,263
(5,054,894)	(8,748,971)	3,818,390	15,152,642
(25,562,053)	(35,709,100)	(3,629,806)	(29,117,332)

(29,119,290)	(40,796,082)	2,933,083	(7,332,427)

(1,713,282)	(4,181,660)	(2,646,381)	(7,699,405)

6,919,727	276,270,674	23,877,678	84,986,669
(61,020,754)	(274,672,264)	(59,845,800)	(220,368,652)

(54,101,027)	1,598,410	(35,968,122)	(135,381,983)

(84,933,599)	(43,379,332)	(35,681,420)	(150,413,815)

209,822,889	253,202,221	291,144,514	441,558,329

$124,889,290	$209,822,889	$255,463,094	$291,144,514

150,000	4,700,000	550,000	2,000,000
(1,300,000)	(4,850,000)	(1,400,000)	(5,400,000)
4,050,005	4,200,005	6,650,000	10,050,000

2,900,005	4,050,005	5,800,000	6,650,000

51

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco S&P 500® Equal Weight Health Care ETF (RYH)
	Six Months Ended October 31, 2019	Year Ended April 30, 2019
Operations:
Net investment income	$2,197,421	$3,750,564
Net realized gain (loss)	1,591,737	50,144,824
Change in net unrealized appreciation (depreciation)	40,392,741	(6,705,939)

Net increase in net assets resulting from operations	44,181,899	47,189,449

Distributions to Shareholders from:
Distributable earnings	(2,237,997)	(3,834,753)

Shareholder Transactions:
Proceeds from shares sold	79,445,035	261,569,215
Value of shares repurchased	(99,377,895)	(196,990,256)

Net increase (decrease) in net assets resulting from share transactions	(19,932,860)	64,578,959

Net increase (decrease) in net assets	22,011,042	107,933,655

Net assets:
Beginning of period	706,844,998	598,911,343

End of period	$728,856,040	$706,844,998

Changes in Shares Outstanding:
Shares sold	400,000	1,350,000
Shares repurchased	(500,000)	(1,050,000)
Shares outstanding, beginning of period	3,650,000	3,350,000

Shares outstanding, end of period	3,550,000	3,650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco S&P 500® Equal Weight Industrials ETF (RGI)		Invesco S&P 500® Equal Weight Materials ETF (RTM)
Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019

$1,624,514	$3,082,431	$1,280,941	$2,484,380
7,019,471	5,248,141	132,016	(3,723,853)
(3,302,778)	9,169,704	1,061,422	3,621,001

5,341,207	17,500,276	2,474,379	2,381,528

(1,404,480)	(3,156,072)	(1,378,977)	(2,650,226)

31,233,131	132,418,296	21,485,188	48,609,682
(92,919,343)	(182,774,836)	(15,987,041)	(99,339,316)

(61,686,212)	(50,356,540)	5,498,147	(50,729,634)

(57,749,485)	(36,012,336)	6,593,549	(50,998,332)

245,750,270	281,762,606	129,727,569	180,725,901

$188,000,785	$245,750,270	$136,321,118	$129,727,569

250,000	1,100,000	200,000	450,000
(750,000)	(1,600,000)	(150,000)	(950,000)
1,950,000	2,450,000	1,200,000	1,700,000

1,450,000	1,950,000	1,250,000	1,200,000

53

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
	Six Months Ended October 31, 2019	Year Ended April 30, 2019
Operations:
Net investment income	$684,095	$519,358
Net realized gain (loss)	3,206,085	718,835
Change in net unrealized appreciation (depreciation)	89,453	2,242,570

Net increase in net assets resulting from operations	3,979,633	3,480,763

Distributions to Shareholders from:
Distributable earnings	(700,082)	(702,345)

Shareholder Transactions:
Proceeds from shares sold	39,878,041	24,629,150
Value of shares repurchased	(30,700,161)	(7,137,070)

Net increase (decrease) in net assets resulting from share transactions	9,177,880	17,492,080

Net increase (decrease) in net assets	12,457,431	20,270,498

Net assets:
Beginning of period	37,143,053	16,872,555

End of period	$49,600,484	$37,143,053

Changes in Shares Outstanding:
Shares sold	1,300,000	850,000
Shares repurchased	(1,000,000)	(250,000)
Shares outstanding, beginning of period	1,250,000	650,000

Shares outstanding, end of period	1,550,000	1,250,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco S&P 500® Equal Weight Technology ETF (RYT)		Invesco S&P 500® Equal Weight Utilities ETF (RYU)
Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019

$9,193,166	$16,211,611	$4,785,450	$6,413,995
117,341,612	221,991,243	11,330,911	(5,226,247)
(108,146,263)	67,176,950	17,682,609	38,279,021

18,388,515	305,379,804	33,798,970	39,466,769

(8,586,477)	(16,781,040)	(5,062,941)	(6,335,821)

265,631,056	784,103,342	86,037,176	234,753,812
(392,280,151)	(898,921,413)	(55,317,298)	(71,819,651)

(126,649,095)	(114,818,071)	30,719,878	162,934,161

(116,847,057)	173,780,693	59,455,907	196,065,109

1,788,846,197	1,615,065,504	335,498,719	139,433,610

$1,671,999,140	$1,788,846,197	$394,954,626	$335,498,719

1,500,000	4,800,000	850,000	2,600,000
(2,250,000)	(5,600,000)	(550,000)	(800,000)
9,900,000	10,700,000	3,450,000	1,650,000

9,150,000	9,900,000	3,750,000	3,450,000

55

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
	Six Months Ended October 31, 2019	Year Ended April 30, 2019
Operations:
Net investment income	$763,512	$1,215,478
Net realized gain (loss)	1,656,713	2,845,318
Change in net unrealized appreciation (depreciation)	(5,563,685)	2,191,849

Net increase (decrease) in net assets resulting from operations	(3,143,460)	6,252,645

Distributions to Shareholders from:
Distributable earnings	(699,958)	(1,331,829)

Shareholder Transactions:
Proceeds from shares sold	6,444,983	13,112,375
Value of shares repurchased	(22,160,169)	(16,577,948)

Net increase (decrease) in net assets resulting from share transactions	(15,715,186)	(3,465,573)

Net increase (decrease) in net assets	(19,558,604)	1,455,243

Net assets:
Beginning of period	105,892,951	104,437,708

End of period	$86,334,347	$105,892,951

Changes in Shares Outstanding:
Shares sold	100,000	200,000
Shares repurchased	(350,000)	(250,000)
Shares outstanding, beginning of period	1,600,000	1,650,000

Shares outstanding, end of period	1,350,000	1,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Six Months Ended October 31, 2019	Year Ended April 30, 2019

$362,667	$388,296
84,420	(254,196)
(1,441,839)	(426,135)

(994,752)	(292,035)

(241,360)	(314,960)

-	12,080,100
(5,396,578)	(5,393,393)

(5,396,578)	6,686,707

(6,632,690)	6,079,712

36,287,300	30,207,588

$29,654,610	$36,287,300

-	200,000
(100,000)	(100,000)
650,000	550,000

550,000	650,000

57

Financial Highlights

Invesco S&P 500® Equal Weight ETF (RSP)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Six Months Ended April 30, 2018		Years Ended October 31,
						2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$108.20		$99.87	$96.58		$81.57	$78.71	$78.08	$67.94
Net investment income(a)	1.02		1.78	0.85		1.39	1.31	1.22	1.09
Net realized and unrealized gain on investments	1.20		8.45	3.33		14.85	2.78	0.71	10.13
Total from investment operations	2.22		10.23	4.18		16.24	4.09	1.93	11.22
Distributions to shareholders from:
Net investment income	(1.01)		(1.90)	(0.89)		(1.23)	(1.23)	(1.30)	(1.08)
Net asset value at end of period	$109.41		$108.20	$99.87		$96.58	$81.57	$78.71	$78.08
Market price at end of period(b)	$109.29		$108.22	$99.92
Net Asset Value Total Return(c)	2.10%		10.45%	4.30%		19.98%	5.24%	2.49%	16.60%
Market Price Total Return(c)	1.95%		10.43%	4.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$16,104,798		$16,143,961	$14,616,057		$14,226,625	$9,959,671	$9,799,542	$8,976,197
Ratio to average net assets of:
Expenses, after Waivers	0.20	%(d)	0.20%	0.20	%(e)	0.33%	0.40%	0.40%	0.40%
Expenses, prior to Waivers	0.20	%(d)	0.20%	0.20	%(e)	0.36%	0.40%	0.40%	0.40%
Net investment income	1.90	%(d)	1.74%	1.69	%(e)	1.52%	1.66%	1.53%	1.48%
Portfolio turnover rate(f)	8%		19%	9%		21%	22%	22%	18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)

			For the Period
	Six Months Ended		November 5, 2018(a)
	October 31,		Through
	2019		April 30,
	(Unaudited)		2019
Per Share Operating Performance:
Net asset value at beginning of period	$25.39		$25.00

Net investment income(b)	0.14		0.16
Net realized and unrealized gain (loss) on investments	(0.44)		0.33

Total from investment operations	(0.30)		0.49

Distributions to shareholders from:
Net investment income	(0.16)		(0.10)

Net asset value at end of period	$24.93		$25.39

Market price at end of period(c)	$24.92		$25.41

Net Asset Value Total Return(d)	(1.21)%		2.04	%(e)
Market Price Total Return(d)	(1.33)%		2.12	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$31,157		$22,851
Ratio to average net assets of:
Expenses	0.42	%(f)	0.40	%(g)
Net investment income	1.16	%(f)	1.42	%(g)
Portfolio turnover rate(h)	8%		10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (November 7, 2018, the first day of trading on the exchange) to April 30, 2019 was 0.08%. The market price total return from Fund Inception to April 30, 2019 was 0.04%.

(f)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.02%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Six Months Ended April 30, 2018		Years Ended October 31,
						2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$107.85		$99.15	$91.21		$85.40	$90.26	$82.76	$76.06
Net investment income(a)	0.88		1.49	0.68		1.27	1.29	1.15	0.95
Net realized and unrealized gain (loss) on investments	(1.92)		8.80	7.98		5.84	(4.96)	7.39	6.67
Total from investment operations	(1.04)		10.29	8.66		7.11	(3.67)	8.54	7.62
Distributions to shareholders from:
Net investment income	(0.89)		(1.59)	(0.72)		(1.30)	(1.19)	(1.04)	(0.92)
Net asset value at end of period	$105.92		$107.85	$99.15		$91.21	$85.40	$90.26	$82.76
Market price at end of period(b)	$105.77		$107.86	$99.13
Net Asset Value Total Return(c)	(0.94)%		10.58%	9.49%		8.32%	(4.07)%	10.35%	10.07%
Market Price Total Return(c)	(1.09)%		10.61%	9.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$90,032		$113,239	$84,279		$72,965	$68,323	$176,001	$86,897
Ratio to average net assets of:
Expenses	0.41	%(d)	0.40%	0.40	%(e)	0.40%	0.40%	0.40%	0.40%
Net investment income	1.69	%(d)	1.45%	1.38	%(e)	1.39%	1.49%	1.29%	1.20%
Portfolio turnover rate(f)	15%		30%	13%		29%	30%	23%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Six Months Ended April 30, 2018		Years Ended October 31,
						2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$134.95		$122.87	$121.67		$121.52	$111.76	$100.75	$88.48
Net investment income(a)	1.56		2.87	1.32		2.30	2.19	2.08	2.04
Net realized and unrealized gain on investments	3.81		12.30	1.14		0.13	9.69	10.86	12.03
Total from investment operations	5.37		15.17	2.46		2.43	11.88	12.94	14.07
Distributions to shareholders from:
Net investment income	(1.54)		(3.09)	(1.26)		(2.28)	(2.12)	(1.93)	(1.80)
Net asset value at end of period	$138.78		$134.95	$122.87		$121.67	$121.52	$111.76	$100.75
Market price at end of period(b)	$138.62		$134.97	$122.84
Net Asset Value Total Return(c)	3.99%		12.63%	1.96%		1.99%	10.63%	12.95%	16.04%
Market Price Total Return(c)	3.85%		12.67%	1.97%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$485,741		$431,837	$417,753		$444,092	$613,661	$530,872	$186,382
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40	%(e)	0.40%	0.40%	0.40%	0.40%
Net investment income	2.28	%(d)	2.27%	2.06	%(e)	1.86%	1.81%	1.94%	2.18%
Portfolio turnover rate(f)	12%		19%	9%		20%	17%	16%	20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Energy ETF (RYE)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Six Months Ended April 30, 2018		Years Ended October 31,
						2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$51.81		$60.29	$54.29		$56.90	$54.39	$77.16	$79.86
Net investment income(a)	0.47		0.82	0.47		1.28	0.90	1.35	1.40
Net realized and unrealized gain (loss) on investments	(8.67)		(8.34)	5.98		(2.50)	2.53	(22.73)	(2.91)
Total from investment operations	(8.20)		(7.52)	6.45		(1.22)	3.43	(21.38)	(1.51)
Distributions to shareholders from:
Net investment income	(0.54)		(0.96)	(0.45)		(1.39)	(0.92)	(1.39)	(1.19)
Net asset value at end of period	$43.07		$51.81	$60.29		$54.29	$56.90	$54.39	$77.16
Market price at end of period(b)	$43.02		$51.82	$60.43
Net Asset Value Total Return(c)	(15.91)%		(12.46)%	11.97%		(2.20)%	6.50%	(27.93)%	(2.02)%
Market Price Total Return(c)	(16.02)%		(12.65)%	12.31%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$124,889		$209,823	$253,202		$230,747	$199,164	$176,773	$100,307
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40	%(e)	0.40%	0.40%	0.40%	0.40%
Net investment income	2.02	%(d)	1.46%	1.69	%(e)	2.22%	1.72%	2.16%	1.64%
Portfolio turnover rate(f)	14%		31%	10%		34%	41%	34%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Financials ETF (RYF)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Six Months Ended April 30, 2018		Years Ended October 31,
						2017	2016		2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$43.78		$43.94	$41.93		$31.41	$43.72		$43.27	$37.64
Net investment income(a)	0.43		0.78	0.40		0.55	0.81		0.72	0.53
Net realized and unrealized gain on investments	0.26		-	1.91		10.45	1.03		0.58	5.76
Total from investment operations	0.69		0.78	2.31		11.00	1.84		1.30	6.29
Distributions to shareholders from:
Net investment income	(0.42)		(0.94)	(0.30)		(0.48)	(0.78)		(0.80)	(0.66)
Return of capital	-		-	-		-	(13.37	)(b)	(0.05)	-
Total distributions	(0.42)		(0.94)	(0.30)		(0.48)	(14.15)		(0.85)	(0.66)
Net asset value at end of period	$44.05		$43.78	$43.94		$41.93	$31.41		$43.72	$43.27
Market price at end of period(c)	$44.00		$43.79	$43.98
Net Asset Value Total Return(d)	1.60%		1.98%	5.50%		35.15%	4.33%		3.04%	16.84%
Market Price Total Return(d)	1.46%		1.91%	5.47%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$255,463		$291,145	$441,558		$358,496	$114,649		$183,620	$136,316
Ratio to average net assets of:
Expenses	0.40	%(e)	0.40%	0.40	%(f)	0.40%	0.40%		0.40%	0.40%
Net investment income	2.01	%(e)	1.86%	1.81	%(f)	1.44%	1.96%		1.64%	1.30%
Portfolio turnover rate(g)	8%		17%	7%		15%	53%		13%	19%

(a)	Based on average shares outstanding.
(b)	Special distribution.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Health Care ETF (RYH)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Six Months Ended April 30, 2018		Years Ended October 31,
						2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$193.66		$178.78	$175.84		$143.79	$149.97	$137.44	$104.50
Net investment income(a)	0.61		1.05	0.44		0.78	0.78	0.75	0.66
Net realized and unrealized gain (loss) on investments	11.66		14.87	2.93		32.02	(6.22)	12.46	32.89
Total from investment operations	12.27		15.92	3.37		32.80	(5.44)	13.21	33.55
Distributions to shareholders from:
Net investment income	(0.62)		(1.04)	(0.43)		(0.75)	(0.74)	(0.68)	(0.61)
Net asset value at end of period	$205.31		$193.66	$178.78		$175.84	$143.79	$149.97	$137.44
Market price at end of period(b)	$205.10		$193.67	$178.95
Net Asset Value Total Return(c)	6.35%		8.91%	1.92%		22.85%	(3.65)%	9.61%	32.20%
Market Price Total Return(c)	6.22%		8.82%	2.06%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$728,856		$706,845	$598,911		$650,617	$474,494	$569,893	$391,714
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40	%(e)	0.40%	0.40%	0.40%	0.40%
Net investment income	0.62	%(d)	0.55%	0.49	%(e)	0.48%	0.52%	0.49%	0.55%
Portfolio turnover rate(f)	10%		23%	12%		24%	28%	22%	23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Industrials ETF (RGI)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Six Months Ended April 30, 2018		Years Ended October 31,
						2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$126.03		$115.01	$113.29		$90.92	$85.30	$88.18	$76.33

Net investment income(a)	0.95		1.53	0.62		1.24	1.40	1.13	1.22
Net realized and unrealized gain (loss) on investments	3.58		11.15	1.73		22.50	5.57	(2.69)	11.59

Total from investment operations	4.53		12.68	2.35		23.74	6.97	(1.56)	12.81

Distributions to shareholders from:
Net investment income	(0.90)		(1.66)	(0.63)		(1.37)	(1.35)	(1.29)	(0.96)
Return of capital	-		-	-		-	-	(0.03)	-

Total distributions	(0.90)		(1.66)	(0.63)		(1.37)	(1.35)	(1.32)	(0.96)

Net asset value at end of period	$129.66		$126.03	$115.01		$113.29	$90.92	$85.30	$88.18

Market price at end of period(b)	$129.46		$126.01	$115.03

Net Asset Value Total Return(c)	3.62%		11.21%	2.05%		26.21%	8.25%	(1.78)%	16.85%
Market Price Total Return(c)	3.48%		11.17%	2.00%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$188,001		$245,750	$281,763		$226,584	$127,288	$93,831	$123,447
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40	%(e)	0.40%	0.40%	0.40%	0.40%
Net investment income	1.52	%(d)	1.29%	1.05	%(e)	1.18%	1.60%	1.29%	1.47%
Portfolio turnover rate(f)	9%		28%	7%		18%	23%	22%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Materials ETF (RTM)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Six Months Ended April 30, 2018		Years Ended October 31,
						2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$108.11		$106.31	$107.79		$84.46	$79.97	$82.38	$75.49

Net investment income(a)	1.02		1.79	0.70		1.49	1.29	1.23	1.21
Net realized and unrealized gain (loss) on investments	1.01		1.97	(1.50)		23.28	4.49	(2.41)	6.85

Total from investment operations	2.03		3.76	(0.80)		24.77	5.78	(1.18)	8.06

Distributions to shareholders from:
Net investment income	(1.08)		(1.96)	(0.68)		(1.44)	(1.29)	(1.23)	(1.17)

Net asset value at end of period	$109.06		$108.11	$106.31		$107.79	$84.46	$79.97	$82.38

Market price at end of period(b)	$108.92		$108.16	$106.31

Net Asset Value Total Return(c)	1.89%		3.67%	(0.77)%		29.52%	7.29%	(1.44)%	10.68%
Market Price Total Return(c)	1.72%		3.70%	(0.91)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$136,321		$129,728	$180,726		$194,020	$84,463	$55,982	$74,138
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40	%(e)	0.40%	0.40%	0.40%	0.40%
Net investment income	1.90	%(d)	1.69%	1.28	%(e)	1.54%	1.57%	1.46%	1.48%
Portfolio turnover rate(f)	13%		23%	6%		22%	25%	27%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Six Months Ended April 30, 2018		Years Ended October 31,		For the Period August 13, 2015(a) Through October 31, 2015
						2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$29.71		$25.96	$27.29		$25.81	$25.63	$25.31

Net investment income(b)	0.48		0.69	0.44		0.54	0.70	0.13
Net realized and unrealized gain (loss) on investments	2.28		3.97	(1.20)		1.59	(0.08)	0.27

Total from investment operations	2.76		4.66	(0.76)		2.13	0.62	0.40

Distributions to shareholders from:
Net investment income	(0.47)		(0.85)	(0.35)		(0.65)	(0.44)	(0.08)
Net realized gains	-		(0.06)	(0.22)		-	-	-

Total distributions	(0.47)		(0.91)	(0.57)		(0.65)	(0.44)	(0.08)

Net asset value at end of period	$32.00		$29.71	$25.96		$27.29	$25.81	$25.63

Market price at end of period(c)	$32.00		$29.75	$25.96

Net Asset Value Total Return(d)	9.33%		18.35%	(2.93)%		8.33%	2.39%	1.61%
Market Price Total Return(d) .	9.18%		18.51%	(2.35)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$49,600		$37,143	$16,873		$24,561	$36,135	$2,563
Ratio to average net assets of:
Expenses	0.41	%(e)	0.40%	0.41	%(f)	0.41%	0.37%	0.40	%(f)
Net investment income	3.07	%(e)	2.46%	3.28	%(f)	2.00%	2.70%	2.49	%(f)
Portfolio turnover rate(g)	5%		14%	2%		24%	10%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Technology ETF (RYT)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Six Months Ended April 30, 2018		Years Ended October 31,
						2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$180.69		$150.94	$142.44		$104.67	$93.16	$87.17	$70.98

Net investment income(a)	0.96		1.57	0.56		1.16	1.47	1.09	0.78
Net realized and unrealized gain on investments	1.99		29.78	8.56		37.61	11.48	6.09	16.15

Total from investment operations	2.95		31.35	9.12		38.77	12.95	7.18	16.93

Distributions to shareholders from:
Net investment income	(0.91)		(1.60)	(0.62)		(1.00)	(1.44)	(1.12)	(0.74)
Return of capital	-		-	-		-	-	(0.07)	-

Total distributions	(0.91)		(1.60)	(0.62)		(1.00)	(1.44)	(1.19)	(0.74)

Net asset value at end of period	$182.73		$180.69	$150.94		$142.44	$104.67	$93.16	$87.17

Market price at end of period(b)	$182.52		$180.66	$151.10

Net Asset Value Total Return(c)	1.65%		20.92%	6.40%		37.19%	14.06%	8.30%	23.92%
Market Price Total Return(c)	1.55%		20.77%	6.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,671,999		$1,788,846	$1,615,066		$1,509,833	$915,879	$740,629	$671,221
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40	%(e)	0.40%	0.40%	0.40%	0.40%
Net investment income	1.08	%(d)	0.98%	0.76	%(e)	0.95%	1.55%	1.20%	0.97%
Portfolio turnover rate(f)	11%		27%	10%		19%	24%	21%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Utilities ETF (RYU)

	Six Months Ended October 31,			Six Months Ended
	2019		Year Ended April 30,	April 30,		Years Ended October 31,
	(Unaudited)		2019	2018		2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$97.25		$84.51	$88.52		$81.10	$73.29	$76.69	$64.67

Net investment income(a)	1.32		2.67	1.38		2.54	2.49	2.48	2.59
Net realized and unrealized gain (loss) on investments	8.13		12.69	(3.92)		7.44	7.81	(2.97)	11.75

Total from investment operations	9.45		15.36	(2.54)		9.98	10.30	(0.49)	14.34

Distributions to shareholders from:
Net investment income	(1.38)		(2.62)	(1.47)		(2.56)	(2.49)	(2.91)	(2.32)

Net asset value at end of period	$105.32		$97.25	$84.51		$88.52	$81.10	$73.29	$76.69

Market price at end of period(b)	$105.25		$97.23	$84.45

Net Asset Value Total Return(c)	9.75%		18.54%	(2.88)%		12.51%	14.13%	(0.56)%	22.61%
Market Price Total Return(c)	9.70%		18.60%	(2.92)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$394,955		$335,499	$139,434		$168,180	$210,865	$128,258	$141,875
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40	%(e)	0.40%	0.40%	0.40%	0.40%
Net investment income	2.59	%(d)	2.96%	3.29	%(e)	3.01%	3.09%	3.30%	3.72%
Portfolio turnover rate(f)	4%		27%	7%		11%	22%	20%	31%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)

	Six Months Ended
	October 31,			Six Months Ended
	2019		Year Ended April 30,	April 30,		Years Ended October 31,
	(Unaudited)		2019	2018		2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period.	$66.18		$63.30	$62.00		$51.40	$49.09	$50.39	$45.24

Net investment income(a)	0.49		0.77	0.42		0.60	0.66	0.62	0.62
Net realized and unrealized gain (loss) on investments	(2.27)		2.96	1.30		10.59	2.30	(1.21)	5.48

Total from investment operations	(1.78)		3.73	1.72		11.19	2.96	(0.59)	6.10

Distributions to shareholders from:
Net investment income	(0.45)		(0.85)	(0.42)		(0.59)	(0.65)	(0.67)	(0.59)
Capital gains	-		-	-		-	-	-	(0.36)
Return of capital	-		-	-		-	-	(0.04)	-

Total distributions	(0.45)		(0.85)	(0.42)		(0.59)	(0.65)	(0.71)	(0.95)

Net asset value at end of period	$63.95		$66.18	$63.30		$62.00	$51.40	$49.09	$50.39

Market price at end of period(b)	$63.89		$66.19	$63.29

Net Asset Value Total Return(c)	(2.68)%		5.96%	2.76%		21.82%	6.08%	(1.19)%	13.61%
Market Price Total Return(c)	(2.78)%		5.99%	2.74%

Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$86,334		$105,893	$104,438		$114,692	$89,944	$132,532	$146,125
Ratio to average net assets of:
Expenses	0.41	%(d)	0.40%	0.40	%(e)	0.41%	0.41%	0.41%	0.41%
Net investment income	1.56	%(d)	1.19%	1.33	%(e)	1.02%	1.35%	1.22%	1.27%
Portfolio turnover rate(f)	14%		30%	9%		26%	101%	31%	29%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Six Months Ended April 30, 2018

						Years Ended October 31,
						2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$55.83		$54.92	$52.78		$42.47	$41.84	$44.87	$42.89
Net investment income(a)	0.61		0.59	0.29		0.47	0.32	0.49	0.43
Net realized and unrealized gain (loss) on investments	(2.11)		0.80	2.15		10.27	0.67	(2.97)	1.97
Total from investment operations	(1.50)		1.39	2.44		10.74	0.99	(2.48)	2.40
Distributions to shareholders from:
Net investment income	(0.41)		(0.48)	(0.30)		(0.43)	(0.36)	(0.52)	(0.42)
Return of capital	-		-	-		-	-	(0.03)	-
Total distributions	(0.41)		(0.48)	(0.30)		(0.43)	(0.36)	(0.55)	(0.42)
Net asset value at end of period	$53.92		$55.83	$54.92		$52.78	$42.47	$41.84	$44.87
Market price at end of period(b)	$53.71		$55.63	$55.02
Net Asset Value Total Return(c)	(2.67)%		2.55%	4.62%		25.32%	2.39%	(5.59)%	5.58%
Market Price Total Return(c)	(2.70)%		2.00%	4.55%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$29,655		$36,287	$30,208		$31,666	$33,978	$43,930	$40,380
Ratio to average net assets of:
Expenses	0.42	%(d)	0.40%	0.40	%(e)	0.41%	0.41%	0.41%	0.42%
Net investment income	2.30	%(d)	1.05%	1.10	%(e)	0.96%	0.80%	1.11%	0.96%
Portfolio turnover rate(f)	21%		34%	10%		24%	96%	47%	43%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.02%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2019

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco S&P 500® Equal Weight ETF (RSP)	“S&P 500® Equal Weight ETF”
Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)	“S&P 500® Equal Weight Communication Services ETF”
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)	“S&P 500® Equal Weight Consumer Discretionary ETF”
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)	“S&P 500® Equal Weight Consumer Staples ETF”
Invesco S&P 500® Equal Weight Energy ETF (RYE)	“S&P 500® Equal Weight Energy ETF”
Invesco S&P 500® Equal Weight Financials ETF (RYF)	“S&P 500® Equal Weight Financials ETF”
Invesco S&P 500® Equal Weight Health Care ETF (RYH)	“S&P 500® Equal Weight Health Care ETF”
Invesco S&P 500® Equal Weight Industrials ETF (RGI)	“S&P 500® Equal Weight Industrials ETF”
Invesco S&P 500® Equal Weight Materials ETF (RTM)	“S&P 500® Equal Weight Materials ETF”
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)	“S&P 500® Equal Weight Real Estate ETF”
Invesco S&P 500® Equal Weight Technology ETF (RYT)	“S&P 500® Equal Weight Technology ETF”
Invesco S&P 500® Equal Weight Utilities ETF (RYU)	“S&P 500® Equal Weight Utilities ETF”
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)	“S&P MidCap 400® Equal Weight ETF”
Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)	“S&P SmallCap 600® Equal Weight ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the daily performance of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
S&P 500® Equal Weight ETF	S&P 500® Equal Weight Index
S&P 500® Equal Weight Communication Services ETF	S&P 500® Equal Weight Communication Services Plus Index
S&P 500® Equal Weight Consumer Discretionary ETF	S&P 500® Equal Weight Consumer Discretionary Index
S&P 500® Equal Weight Consumer Staples ETF	S&P 500® Equal Weight Consumer Staples Index
S&P 500® Equal Weight Energy ETF	S&P 500® Equal Weight Energy Index
S&P 500® Equal Weight Financials ETF	S&P 500® Equal Weight Financials Index
S&P 500® Equal Weight Health Care ETF	S&P 500® Equal Weight Health Care Index
S&P 500® Equal Weight Industrials ETF	S&P 500® Equal Weight Industrials Index
S&P 500® Equal Weight Materials ETF	S&P 500® Equal Weight Materials Index
S&P 500® Equal Weight Real Estate ETF	S&P 500® Equal Weight Real Estate Index
S&P 500® Equal Weight Technology ETF	S&P 500® Equal Weight Information Technology Index
S&P 500® Equal Weight Utilities ETF	S&P 500® Equal Weight Telecommunication Services & Utilities Index
S&P MidCap 400® Equal Weight ETF	S&P MidCap 400® Equal Weight Index
S&P SmallCap 600® Equal Weight ETF	S&P SmallCap 600® Equal Weight Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

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Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the

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inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s NAV and possibly face trading halts and/or delisting. This risk may be heightened for a Fund if it invests in non-U.S. securities, which may have lower trading volumes.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

REIT Risk. For certain Funds, although the Funds will not invest in real estate directly, the REITs in which the Funds invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. REITs may be affected by changes in the values of the underlying properties that they own or operate and could fail to qualify for favorable tax or regulatory treatment. REITs also are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs rely heavily on cash flows and a variety of economic and other factors may adversely affect a lessee’s ability to meet its

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obligations to a REIT. Should a lessee default on their loan, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments.

Small- and Mid-Capitalization Company Risk. Certain Funds invest in securities of small- and mid- capitalization companies, which involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.

Investment Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

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G.

Expenses - Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Securities Lending - Each Fund may participate in securities lending. Each Fund may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment

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Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee equal to a percentage of its average daily net assets as follows:

Unitary Management Fees
(as a % of Net Assets)

S&P 500® Equal Weight ETF	0.20%

S&P 500® Equal Weight Communication Services ETF	0.40%

S&P 500® Equal Weight Consumer Discretionary ETF	0.40%

S&P 500® Equal Weight Consumer Staples ETF	0.40%

S&P 500® Equal Weight Energy ETF	0.40%

S&P 500® Equal Weight Financials ETF	0.40%

S&P 500® Equal Weight Health Care ETF	0.40%

S&P 500® Equal Weight Industrials ETF	0.40%

S&P 500® Equal Weight Materials ETF	0.40%

S&P 500® Equal Weight Real Estate ETF	0.40%

S&P 500® Equal Weight Technology ETF	0.40%

S&P 500® Equal Weight Utilities ETF	0.40%

S&P MidCap 400® Equal Weight ETF	0.40%

S&P SmallCap 600® Equal Weight ETF	0.40%

Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (except S&P 500® Equal Weight Communication Services ETF) (excluding interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if applicable, and litigation expenses and extraordinary expenses) from exceeding a percentage of the Fund’s average daily net assets per year (the “Expense Cap”) through at least April 6, 2020, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. For each Fund, the Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap. The limits are listed below:

	Expense Caps	Contract End Date

S&P 500® Equal Weight ETF	0.20%	04/06/20

S&P 500® Equal Weight Consumer Discretionary ETF	0.40%	04/06/20

S&P 500® Equal Weight Consumer Staples ETF	0.40%	04/06/20

S&P 500® Equal Weight Energy ETF	0.40%	04/06/20

S&P 500® Equal Weight Financials ETF	0.40%	04/06/20

S&P 500® Equal Weight Health Care ETF	0.40%	04/06/20

S&P 500® Equal Weight Industrials ETF	0.40%	04/06/20

S&P 500® Equal Weight Materials ETF	0.40%	04/06/20

S&P 500® Equal Weight Real Estate ETF	0.40%	04/06/20

S&P 500® Equal Weight Technology ETF	0.40%	04/06/20

S&P 500® Equal Weight Utilities ETF	0.40%	04/06/20

S&P MidCap 400® Equal Weight ETF	0.40%	04/06/20

S&P SmallCap 600® Equal Weight ETF	0.40%	04/06/20

Additionally, through at least August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investment in money market funds managed by that affiliate (excluding investment of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

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For the six-month period ended October 31, 2019, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

S&P 500® Equal Weight ETF	$10,416

S&P 500® Equal Weight Communication Services ETF	11

S&P 500® Equal Weight Consumer Discretionary ETF	30

S&P 500® Equal Weight Consumer Staples ETF	284

S&P 500® Equal Weight Energy ETF	57

S&P 500® Equal Weight Financials ETF	182

S&P 500® Equal Weight Health Care ETF	270

S&P 500® Equal Weight Industrials ETF	88

S&P 500® Equal Weight Materials ETF	77

S&P 500® Equal Weight Real Estate ETF	34

S&P 500® Equal Weight Technology ETF	1,406

S&P 500® Equal Weight Utilities ETF	355

S&P MidCap 400® Equal Weight ETF	67

S&P SmallCap 600® Equal Weight ETF	19

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of October 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
S&P SmallCap 600® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$29,637,328	$-	$834	$29,638,162
Money Market Funds	2,262,750	-	-	2,262,750

Total Investments	$31,900,078	$-	$834	$31,900,912

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NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2019, which expire as follows:

	No expiration
	Short-Term	Long-Term	Total*
S&P 500® Equal Weight ETF	$125,032,648	$721,081,850	$846,114,498

S&P 500® Equal Weight Communication Services ETF	-	-	-

S&P 500® Equal Weight Consumer Discretionary ETF	1,979,498	14,776,085	16,755,583

S&P 500® Equal Weight Consumer Staples ETF	4,543,897	26,541,630	31,085,527

S&P 500® Equal Weight Energy ETF	26,053,807	75,079,484	101,133,291

S&P 500® Equal Weight Financials ETF	4,221,047	9,708,381	13,929,428

S&P 500® Equal Weight Health Care ETF	5,369,955	37,141,080	42,511,035

S&P 500® Equal Weight Industrials ETF	4,096,116	10,181,989	14,278,105

S&P 500® Equal Weight Materials ETF	2,634,884	10,840,858	13,475,742

S&P 500® Equal Weight Real Estate ETF	-	16,535	16,535

S&P 500® Equal Weight Technology ETF	27,996,715	33,235,858	61,232,573

S&P 500® Equal Weight Utilities ETF	9,062,824	15,082,542	24,145,366

S&P MidCap 400® Equal Weight ETF	8,137,255	10,040,966	18,178,221

S&P SmallCap 600® Equal Weight ETF	7,688,814	7,617,998	15,306,812

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six-month period ended October 31, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
S&P 500® Equal Weight ETF	$1,242,349,751	$1,246,386,507

S&P 500® Equal Weight Communication Services ETF	1,977,629	3,451,165

S&P 500® Equal Weight Consumer Discretionary ETF	13,523,021	13,507,347

S&P 500® Equal Weight Consumer Staples ETF	54,315,807	54,174,555

S&P 500® Equal Weight Energy ETF	21,373,768	21,180,899

S&P 500® Equal Weight Financials ETF	23,910,686	22,961,934

S&P 500® Equal Weight Health Care ETF	74,338,518	76,827,931

S&P 500® Equal Weight Industrials ETF	19,421,214	22,708,751

S&P 500® Equal Weight Materials ETF	17,788,030	18,109,632

S&P 500® Equal Weight Real Estate ETF	2,106,320	2,496,568

S&P 500® Equal Weight Technology ETF	182,385,761	183,722,940

S&P 500® Equal Weight Utilities ETF	14,186,712	16,108,740

S&P MidCap 400® Equal Weight ETF	14,769,942	13,598,138

S&P SmallCap 600® Equal Weight ETF	6,623,399	6,664,580

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For the six-month period ended October 31, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of	Value of
	Securities	Securities
	Received	Delivered
S&P 500® Equal Weight ETF	$1,479,999,626	$1,681,542,829

S&P 500® Equal Weight Communication Services ETF	20,418,116	9,487,066

S&P 500® Equal Weight Consumer Discretionary ETF	10,523,742	30,898,818

S&P 500® Equal Weight Consumer Staples ETF	102,701,591	60,939,977

S&P 500® Equal Weight Energy ETF	6,909,664	60,944,497

S&P 500® Equal Weight Financials ETF	23,848,597	60,713,259

S&P 500® Equal Weight Health Care ETF	78,556,641	95,654,561

S&P 500® Equal Weight Industrials ETF	31,232,215	89,477,477

S&P 500® Equal Weight Materials ETF	21,469,396	15,715,590

S&P 500® Equal Weight Real Estate ETF	39,811,105	30,241,785

S&P 500® Equal Weight Technology ETF	265,146,527	389,456,002

S&P 500® Equal Weight Utilities ETF	85,794,231	53,448,509

S&P MidCap 400® Equal Weight ETF	6,439,141	23,257,383

S&P SmallCap 600® Equal Weight ETF	-	5,374,936

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost
S&P 500® Equal Weight ETF	$3,172,393,878	$(784,007,219)	$2,388,386,659	$13,813,398,223

S&P 500® Equal Weight Communication Services ETF	1,315,446	(2,123,312)	(807,866)	32,365,738

S&P 500® Equal Weight Consumer Discretionary ETF	6,792,378	(10,142,159)	(3,349,781)	94,699,750

S&P 500® Equal Weight Consumer Staples ETF	40,684,460	(38,177,529)	2,506,931	489,266,300

S&P 500® Equal Weight Energy ETF	1,111,095	(66,368,525)	(65,257,430)	190,054,557

S&P 500® Equal Weight Financials ETF	19,016,787	(22,870,900)	(3,854,113)	259,181,298

S&P 500® Equal Weight Health Care ETF	106,438,590	(31,105,786)	75,332,804	653,519,752

S&P 500® Equal Weight Industrials ETF	14,396,135	(12,408,104)	1,988,031	185,900,447

S&P 500® Equal Weight Materials ETF	10,480,952	(19,219,799)	(8,738,847)	152,503,939

S&P 500® Equal Weight Real Estate ETF	2,648,849	(2,074,557)	574,292	50,193,591

S&P 500® Equal Weight Technology ETF	287,603,386	(68,085,695)	219,517,691	1,452,620,833

S&P 500® Equal Weight Utilities ETF	51,768,758	(935,026)	50,833,732	343,856,968

S&P MidCap 400® Equal Weight ETF	9,941,694	(9,833,197)	108,497	90,640,356

S&P SmallCap 600® Equal Weight ETF	3,561,826	(5,109,539)	(1,547,713)	33,448,625

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

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NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2019 through October 31, 2019.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P 500® Equal Weight ETF (RSP)
Actual	$1,000.00	$1,021.00	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.13	0.20	1.02
Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)
Actual	1,000.00	987.90	0.42	2.10
Hypothetical (5% return before expenses)	1,000.00	1,023.03	0.42	2.14
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)
Actual	1,000.00	990.60	0.41	2.05
Hypothetical (5% return before expenses)	1,000.00	1,023.08	0.41	2.08
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
Actual	1,000.00	1,039.90	0.40	2.05
Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03
Invesco S&P 500® Equal Weight Energy ETF (RYE)
Actual	1,000.00	840.90	0.40	1.85
Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03
Invesco S&P 500® Equal Weight Financials ETF (RYF)
Actual	1,000.00	1,016.00	0.40	2.03
Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03

82

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P 500® Equal Weight Health Care ETF (RYH)
Actual	$1,000.00	$1,063.50	0.40%	$2.07
Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03
Invesco S&P 500® Equal Weight Industrials ETF (RGI)
Actual	1,000.00	1,036.20	0.40	2.05
Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03
Invesco S&P 500® Equal Weight Materials ETF (RTM)
Actual	1,000.00	1,018.90	0.40	2.03
Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
Actual	1,000.00	1,093.30	0.41	2.16
Hypothetical (5% return before expenses)	1,000.00	1,023.08	0.41	2.08
Invesco S&P 500® Equal Weight Technology ETF (RYT)
Actual	1,000.00	1,016.50	0.40	2.03
Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03
Invesco S&P 500® Equal Weight Utilities ETF (RYU)
Actual	1,000.00	1,097.50	0.40	2.11
Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
Actual	1,000.00	973.20	0.41	2.03
Hypothetical (5% return before expenses)	1,000.00	1,023.08	0.41	2.08
Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Actual	1,000.00	973.30	0.42	2.08
Hypothetical (5% return before expenses)	1,000.00	1,023.03	0.42	2.14

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

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Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Invesco Exchange-Traded Fund Trust was held on August 19, 2019. The Meeting was held for the following purpose:

(1).	To elect ten (10) trustees to the Board of Trustees of the Trust.

The results of the voting on the above matter was as follows:

Matter		Votes For	Votes Withheld
(1).	Ronn R. Bagge	728,737,753.65	22,013,719.89
	Todd J. Barre	736,212,431.57	14,539,041.97
	Kevin M. Carome	735,406,511.30	15,344,962.24
	Edmund P. Giambastiani, Jr.	734,022,540.17	16,728,933.36
	Victoria J. Herget	736,579,144.26	14,172,329.27
	Marc M. Kole	728,485,556.55	22,265,916.99
	Yung Bong Lim	735,944,320.11	14,807,153.42
	Joanne Pace	735,925,022.32	14,826,451.22
	Gary R. Wicker	735,241,254.75	15,510,218.79
	Donald H. Wilson	728,014,927.08	22,736,546.45

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-TRST1-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

October 31, 2019

RPG	Invesco S&P 500® Pure Growth ETF

RPV	Invesco S&P 500® Pure Value ETF

XLG	Invesco S&P 500® Top 50 ETF

RFG	Invesco S&P MidCap 400® Pure Growth ETF

RFV	Invesco S&P MidCap 400® Pure Value ETF

RZG	Invesco S&P SmallCap 600® Pure Growth ETF

RZV	Invesco S&P SmallCap 600® Pure Value ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Table of Contents

Schedules of Investments

Invesco S&P 500® Pure Growth ETF (RPG)	3

Invesco S&P 500® Pure Value ETF (RPV)	5

Invesco S&P 500® Top 50 ETF (XLG)	8

Invesco S&P MidCap 400® Pure Growth ETF (RFG)	10

Invesco S&P MidCap 400® Pure Value ETF (RFV)	12

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	14

Invesco S&P SmallCap 600® Pure Value ETF (RZV)	17

Statements of Assets and Liabilities	20

Statements of Operations	22

Statements of Changes in Net Assets	24

Financial Highlights	28

Notes to Financial Statements	35

Fund Expenses	43

Proxy Results	45

2

Invesco S&P 500® Pure Growth ETF (RPG)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-6.43%
Alphabet, Inc., Class A(b)	12,422	$15,636,814
Alphabet, Inc., Class C(b)	12,782	16,106,726
Facebook, Inc., Class A(b)	109,094	20,907,865
Netflix, Inc.(b)	140,416	40,356,962
Take-Two Interactive Software, Inc.(b)	269,411	32,423,614
Twitter, Inc.(b)	594,174	17,807,395
Verizon Communications, Inc.	417,700	25,258,319

		168,497,695

Consumer Discretionary-10.45%
Amazon.com, Inc.(b)	9,035	16,052,123
AutoZone, Inc.(b)	14,343	16,413,842
Chipotle Mexican Grill, Inc.(b)	30,781	23,952,543
Dollar General Corp.	181,219	29,056,655
Hilton Worldwide Holdings, Inc.	200,201	19,411,489
O’Reilly Automotive, Inc.(b)	88,541	38,560,491
TJX Cos., Inc. (The)	387,816	22,357,592
Tractor Supply Co.	258,757	24,587,090
Ulta Beauty, Inc.(b)	171,137	39,900,592
VF Corp.	250,901	20,646,643
Yum! Brands, Inc.	225,792	22,965,304

		273,904,364

Consumer Staples-7.62%
Church & Dwight Co., Inc.	458,617	32,075,673
Clorox Co. (The)	87,599	12,937,496
Constellation Brands, Inc., Class A	139,313	26,515,443
Hormel Foods Corp.	601,883	24,610,996
Kellogg Co.	489,029	31,068,013
Lamb Weston Holdings, Inc.	292,958	22,862,442
McCormick & Co., Inc.	166,382	26,735,924
Monster Beverage Corp.(b)	407,977	22,899,749

		199,705,736

Energy-6.99%
Apache Corp.	807,264	17,485,338
ConocoPhillips	600,752	33,161,510
Devon Energy Corp.	1,759,481	35,682,275
Diamondback Energy, Inc.	360,609	30,925,828
HollyFrontier Corp.	582,525	32,003,923
Marathon Oil Corp.	1,668,338	19,235,937
Occidental Petroleum Corp.	366,235	14,832,518

		183,327,329

Financials-5.82%
Cboe Global Markets, Inc.	196,515	22,628,702
First Republic Bank	177,970	18,928,889
Intercontinental Exchange, Inc.	370,161	34,913,586
S&P Global, Inc.	63,509	16,384,687
SVB Financial Group(b)	153,170	33,924,092
U.S. Bancorp.	451,368	25,737,003

		152,516,959

Health Care-16.27%
Abbott Laboratories	278,303	23,268,914
Boston Scientific Corp.(b)	620,886	25,890,946
Cerner Corp.	310,395	20,833,712
DaVita, Inc.(b)	497,466	29,151,508
Edwards Lifesciences Corp.(b)	147,248	35,100,978

	Shares	Value
Health Care-(continued)
Eli Lilly and Co.	201,129	$22,918,649
HCA Healthcare, Inc.	131,908	17,614,994
Humana, Inc.	73,003	21,477,483
Illumina, Inc.(b)	36,240	10,709,645
Intuitive Surgical, Inc.(b)	40,102	22,174,401
Medtronic PLC	150,702	16,411,448
Merck & Co., Inc.	181,064	15,691,006
Pfizer, Inc.	390,192	14,971,667
Thermo Fisher Scientific, Inc.	164,503	49,676,616
Vertex Pharmaceuticals, Inc.(b)	228,708	44,707,840
WellCare Health Plans, Inc.(b)	105,056	31,159,610
Zimmer Biomet Holdings, Inc.	178,862	24,724,094

		426,483,511

Industrials-14.12%
AMETEK, Inc.	151,356	13,871,777
Boeing Co. (The)	36,351	12,356,068
Cintas Corp.	132,856	35,694,422
CSX Corp.	668,164	46,951,884
Expeditors International of Washington, Inc.	224,442	16,370,800
Fastenal Co.	631,202	22,685,400
IDEX Corp.	78,291	12,176,599
IHS Markit Ltd.(b)	405,968	28,425,879
Ingersoll-Rand PLC	182,606	23,170,875
Roper Technologies, Inc.	39,761	13,397,867
TransDigm Group, Inc.	72,898	38,364,760
Union Pacific Corp.	105,798	17,505,337
W.W. Grainger, Inc.	112,765	34,826,343
Waste Management, Inc.	341,382	38,306,474
Xylem, Inc.	210,872	16,171,774

		370,276,259

Information Technology-23.48%
Adobe, Inc.(b)	84,429	23,465,352
Advanced Micro Devices, Inc.(b)	1,228,995	41,699,800
Akamai Technologies, Inc.(b)	241,358	20,877,467
Alliance Data Systems Corp.	99,040	9,904,000
ANSYS, Inc.(b)	121,426	26,731,934
Autodesk, Inc.(b)	290,636	42,828,121
Automatic Data Processing, Inc.	89,640	14,542,297
Broadcom, Inc.	59,571	17,445,367
Broadridge Financial Solutions, Inc.	125,421	15,705,218
Cisco Systems, Inc.	420,359	19,971,256
Fidelity National Information Services, Inc.	169,583	22,344,256
Fortinet, Inc.(b)	299,981	24,466,450
Gartner, Inc.(b)	160,354	24,707,344
Global Payments, Inc.	145,299	24,581,685
Intuit, Inc.	117,092	30,151,190
Keysight Technologies, Inc.(b)	686,680	69,292,879
Leidos Holdings, Inc.	224,036	19,318,624
Mastercard, Inc., Class A	78,394	21,700,243
Motorola Solutions, Inc.	206,309	34,313,313
NetApp, Inc.	178,863	9,994,865
PayPal Holdings, Inc.(b)	213,190	22,193,079
salesforce.com, inc.(b)	291,451	45,609,167
VeriSign, Inc.(b)	84,844	16,122,057
Xilinx, Inc.	192,537	17,470,808

		615,436,772

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500® Pure Growth ETF (RPG)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Materials-2.08%
Air Products and Chemicals, Inc.	140,120	$29,881,991
Ecolab, Inc.	128,846	24,747,451

		54,629,442

Real Estate-2.78%
Apartment Investment & Management Co., Class A	412,846	22,656,989
HCP, Inc.	445,994	16,778,294
Welltower, Inc.	369,459	33,506,237

		72,941,520

Utilities-3.91%
Ameren Corp.	381,155	29,615,744
NextEra Energy, Inc.	95,822	22,838,215
NRG Energy, Inc.	678,542	27,223,105
Pinnacle West Capital Corp.	242,607	22,834,171

		102,511,235

Total Common Stocks & Other Equity Interests (Cost $2,181,642,879)		2,620,230,822

	Shares	Value
Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(c) (Cost $636,426)	636,426	$636,426

TOTAL INVESTMENTS IN SECURITIES-99.97% (Cost $2,182,279,305)		2,620,867,248
OTHER ASSETS LESS LIABILITIES-0.03%		720,342

NET ASSETS-100.00%		$2,621,587,590

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Information Technology	23.48

Health Care	16.27

Industrials	14.12

Consumer Discretionary	10.45

Consumer Staples	7.62

Energy	6.99

Communication Services	6.43

Financials	5.82

Utilities	3.91

Sector Types Each Less Than 3%	4.86

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Pure Value ETF (RPV)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Communication Services-4.01%
AT&T, Inc.	257,084	$9,895,163
CenturyLink, Inc.	724,570	9,375,936
DISH Network Corp., Class A(b)	161,551	5,554,123
News Corp., Class A	341,262	4,678,702
News Corp., Class B	109,345	1,543,951
Viacom, Inc., Class B	217,569	4,690,788

		35,738,663

Consumer Discretionary-17.02%
Best Buy Co., Inc.	110,074	7,906,615
BorgWarner, Inc.	152,992	6,376,707
Carnival Corp.	52,102	2,234,655
D.R. Horton, Inc.	204,982	10,734,907
Dollar Tree, Inc.(b)	46,972	5,185,709
Ford Motor Co.	2,143,748	18,414,795
Gap, Inc. (The)	199,423	3,242,618
General Motors Co.	360,112	13,381,762
Kohl’s Corp.	125,522	6,434,258
Lennar Corp., Class A	301,675	17,979,830
LKQ Corp.(b)	233,740	7,944,823
MGM Resorts International	139,315	3,970,477
Mohawk Industries, Inc.(b)	69,090	9,906,124
Norwegian Cruise Line Holdings Ltd.(b)	61,655	3,129,608
PulteGroup, Inc.	305,249	11,977,971
PVH Corp.	72,723	6,338,537
Target Corp.	99,059	10,590,398
Whirlpool Corp.	38,596	5,871,223

		151,621,017

Consumer Staples-9.07%
Archer-Daniels-Midland Co.	304,180	12,787,727
Coty, Inc., Class A	1,430,934	16,727,619
JM Smucker Co. (The)	54,781	5,789,256
Kraft Heinz Co. (The)	180,092	5,822,374
Kroger Co. (The)	383,456	9,448,356
Molson Coors Brewing Co., Class B	148,950	7,852,644
Tyson Foods, Inc., Class A	178,162	14,750,032
Walgreens Boots Alliance, Inc.	54,999	3,012,845
Walmart, Inc.	39,379	4,617,582

		80,808,435

Energy-10.94%
Baker Hughes Co.	737,599	15,784,619
Chevron Corp.	40,526	4,706,690
Helmerich & Payne, Inc.	56,622	2,123,325
Kinder Morgan, Inc.	247,444	4,943,931
Marathon Petroleum Corp.	193,842	12,396,196
National Oilwell Varco, Inc.	274,506	6,209,326
Noble Energy, Inc.	310,794	5,985,892
Phillips 66	131,186	15,325,148
TechnipFMC PLC (United Kingdom)	522,495	10,308,826
Valero Energy Corp.	202,656	19,653,579

		97,437,532

Financials-32.88%
Affiliated Managers Group, Inc.	38,474	3,073,303
Aflac, Inc.	125,854	6,690,399
Allstate Corp. (The)	102,178	10,873,783

	Shares	Value
Financials-(continued)
American International Group, Inc.	177,320	$9,390,867
Assurant, Inc.	114,333	14,413,961
Bank of America Corp.	216,554	6,771,644
Bank of New York Mellon Corp. (The)	92,497	4,324,235
BB&T Corp.	70,606	3,745,648
Capital One Financial Corp.	107,873	10,059,157
Chubb Ltd.	48,175	7,342,833
Citigroup, Inc.	102,252	7,347,829
Citizens Financial Group, Inc.	294,000	10,337,040
Everest Re Group, Ltd.	41,090	10,563,828
Fifth Third Bancorp.	219,143	6,372,678
Goldman Sachs Group, Inc. (The)	45,289	9,663,767
Hartford Financial Services Group, Inc. (The)	188,257	10,745,710
Huntington Bancshares, Inc.	242,564	3,427,429
Invesco Ltd.(c)	562,297	9,457,836
KeyCorp.	254,765	4,578,127
Lincoln National Corp.	225,624	12,743,243
Loews Corp.	255,575	12,523,175
MetLife, Inc.	367,120	17,177,545
Morgan Stanley	184,391	8,491,206
People’s United Financial, Inc.	419,689	6,786,371
PNC Financial Services Group, Inc. (The)	30,332	4,449,704
Principal Financial Group, Inc.	203,758	10,876,602
Prudential Financial, Inc.	180,043	16,409,119
Raymond James Financial, Inc.	46,493	3,881,701
Regions Financial Corp.	344,940	5,553,534
State Street Corp.	80,624	5,326,828
SunTrust Banks, Inc.	88,535	6,050,482
Synchrony Financial	214,253	7,578,129
Travelers Cos., Inc. (The)	43,588	5,712,643
Unum Group	415,548	11,444,192
Wells Fargo & Co.	78,531	4,054,555
Zions Bancorp. N.A.	95,842	4,645,462

		292,884,565

Health Care-6.91%
Allergan PLC	52,772	9,293,677
AmerisourceBergen Corp.	109,753	9,370,711
Anthem, Inc.	13,794	3,711,690
Cardinal Health, Inc.	190,867	9,438,373
Centene Corp.(b)	91,268	4,844,506
CVS Health Corp.	114,792	7,621,041
Laboratory Corp. of America Holdings(b)	27,738	4,570,390
McKesson Corp.	77,139	10,259,487
Mylan N.V.(b)	129,696	2,483,678

		61,593,553

Industrials-7.07%
Alaska Air Group, Inc.	57,517	3,993,405
American Airlines Group, Inc.	149,581	4,496,405
Arconic, Inc.	163,688	4,496,509
Delta Air Lines, Inc.	52,858	2,911,419
Jacobs Engineering Group, Inc.	118,346	11,074,819
Johnson Controls International PLC	180,145	7,805,683
PACCAR, Inc.	75,970	5,778,278
Quanta Services, Inc.	341,932	14,378,241

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Pure Value ETF (RPV)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Industrials-(continued)
Textron, Inc.	59,647	$2,749,130
United Airlines Holdings, Inc.(b)	58,126	5,280,166

		62,964,055

Information Technology-5.64%
DXC Technology Co.	143,035	3,957,778
Hewlett Packard Enterprise Co.	795,699	13,057,421
HP, Inc.	133,171	2,313,180
Micron Technology, Inc.(b)	173,624	8,255,821
Western Digital Corp.	237,543	12,269,096
Xerox Holdings Corp.	306,117	10,386,550

		50,239,846

Materials-3.13%
Corteva, Inc.	23,912	630,799
Dow, Inc.	24,252	1,224,483
DuPont de Nemours, Inc.	24,562	1,618,881
International Paper Co.	108,016	4,718,139
LyondellBasell Industries N.V., Class A	40,109	3,597,777
Nucor Corp.	114,083	6,143,370
Westrock Co.	266,879	9,973,268

		27,906,717

Real Estate-0.54%
Kimco Realty Corp.	224,238	4,834,571

	Shares	Value
Utilities-2.61%
CenterPoint Energy, Inc.	115,918	$3,369,736
Consolidated Edison, Inc.	41,800	3,854,796
Duke Energy Corp.	33,955	3,200,598
Edison International	64,137	4,034,217
Evergy, Inc.	49,071	3,136,128
Exelon Corp.	125,018	5,687,069

		23,282,544

Total Common Stocks & Other Equity Interests (Cost $853,364,394)		889,311,498

Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $665,615)	665,615	665,615

TOTAL INVESTMENTS IN SECURITIES-99.90% (Cost $854,030,009)		889,977,113
OTHER ASSETS LESS LIABILITIES-0.10%		914,078

NET ASSETS-100.00%		$890,891,191

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2019	Dividend Income
Invesco Ltd.	$12,382,512	$1,589,293	$(1,551,052)	$(2,890,396)	$(72,521)	$9,457,836	$347,082

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Pure Value ETF (RPV)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Financials	32.88

Consumer Discretionary	17.02

Energy	10.94

Consumer Staples	9.07

Industrials	7.07

Health Care	6.91

Information Technology	5.64

Communication Services	4.01

Materials	3.13

Sector Types Each Less Than 3%	3.15

Money Market Funds Plus Other Assets Less Liabilities	0.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Top 50 ETF (XLG)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-17.92%
Alphabet, Inc., Class A(b)	19,547	$24,605,764
Alphabet, Inc., Class C(b)	19,721	24,850,629
AT&T, Inc.	476,847	18,353,841
Comcast Corp., Class A	295,985	13,266,048
Facebook, Inc., Class A(b)	156,996	30,088,283
Netflix, Inc.(b)	28,573	8,212,166
Verizon Communications, Inc.	269,911	16,321,518
Walt Disney Co. (The)	117,557	15,273,006

		150,971,255

Consumer Discretionary-8.86%
Amazon.com, Inc.(b)	27,116	48,175,913
Home Depot, Inc. (The)	71,469	16,765,198
McDonald’s Corp.	49,560	9,748,452

		74,689,563

Consumer Staples-8.81%
Coca-Cola Co. (The)	251,144	13,669,768
Costco Wholesale Corp.	28,700	8,527,057
PepsiCo, Inc.	91,243	12,515,802
Philip Morris International, Inc.	101,533	8,268,847
Procter & Gamble Co. (The)	163,319	20,334,849
Walmart, Inc.	92,808	10,882,666

		74,198,989

Energy-3.92%
Chevron Corp.	123,889	14,388,469
Exxon Mobil Corp.	276,118	18,657,293

		33,045,762

Financials-11.21%
Bank of America Corp.	546,705	17,095,465
Berkshire Hathaway, Inc., Class B(b)	127,963	27,202,374
Citigroup, Inc.	147,424	10,593,889
JPMorgan Chase & Co.	208,665	26,066,432
Wells Fargo & Co.	261,660	13,509,506

		94,467,666

Health Care-13.78%
Abbott Laboratories	115,338	9,643,410
AbbVie, Inc.	96,484	7,675,302
Amgen, Inc.	39,136	8,345,752
Eli Lilly and Co.	55,443	6,317,730
Johnson & Johnson	172,230	22,741,249

	Shares	Value
Health Care-(continued)
Medtronic PLC	87,556	$9,534,848
Merck & Co., Inc.	167,087	14,479,759
Pfizer, Inc.	360,950	13,849,652
Thermo Fisher Scientific, Inc.	26,135	7,892,247
UnitedHealth Group, Inc.	61,845	15,628,232

		116,108,181

Industrials-4.18%
Boeing Co. (The)	34,886	11,858,100
Honeywell International, Inc.	46,954	8,110,365
Union Pacific Corp.	45,977	7,607,354
United Technologies Corp.	52,935	7,600,407

		35,176,226

Information Technology-31.19%
Accenture PLC, Class A	41,579	7,709,578
Adobe, Inc.(b)	31,680	8,804,822
Apple, Inc.	277,222	68,961,745
Broadcom, Inc.	25,978	7,607,657
Cisco Systems, Inc.	277,044	13,162,361
Intel Corp.	289,097	16,342,654
International Business Machines Corp.	57,811	7,731,065
Mastercard, Inc., Class A	58,262	16,127,504
Microsoft Corp.	498,279	71,438,260
Oracle Corp.	143,676	7,828,905
PayPal Holdings, Inc.(b)	76,789	7,993,735
salesforce.com, inc.(b)	57,232	8,956,236
Visa, Inc., Class A	112,701	20,157,701

		262,822,223

Total Common Stocks & Other Equity Interests (Cost $606,627,197)		841,479,865

Money Market Funds-0.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(c) (Cost $531,863)	531,863	531,863

TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $607,159,060)		842,011,728
OTHER ASSETS LESS LIABILITIES-0.07%		599,361

NET ASSETS-100.00%		$842,611,089

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500® Top 50 ETF (XLG)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Information Technology	31.19

Communication Services	17.92

Health Care	13.78

Financials	11.21

Consumer Discretionary	8.86

Consumer Staples	8.81

Industrials	4.18

Energy	3.92

Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P Midcap 400® Pure Growth ETF (RFG)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-4.92%
Live Nation Entertainment, Inc.(b)	71,709	$5,055,484
New York Times Co. (The), Class A	190,834	5,896,771
World Wrestling Entertainment, Inc., Class A(c)	85,153	4,771,974
Yelp, Inc.(b)	98,896	3,412,901

		19,137,130

Consumer Discretionary-18.82%
Adtalem Global Education, Inc.(b)	52,650	1,567,917
Brinker International, Inc.	86,136	3,828,745
Churchill Downs, Inc.	81,201	10,555,318
Deckers Outdoor Corp.(b)	45,374	6,937,685
Domino’s Pizza, Inc.	17,131	4,653,122
Eldorado Resorts, Inc.(b)(c)	251,779	11,272,146
Helen of Troy Ltd.(b)	35,325	5,290,272
Pool Corp.	15,228	3,158,287
Scientific Games Corp.(b)	255,649	6,133,019
Service Corp. International	98,322	4,471,685
Urban Outfitters, Inc.(b)	197,160	5,658,492
Wendy’s Co. (The)	236,220	5,003,140
WW International, Inc.(b)	42,966	1,498,224
Wyndham Hotels & Resorts, Inc.	60,032	3,239,927

		73,267,979

Consumer Staples-2.42%
Boston Beer Co., Inc. (The), Class A(b)	9,940	3,722,132
Lancaster Colony Corp.	11,741	1,634,112
Post Holdings, Inc.(b)	39,413	4,055,598

		9,411,842

Energy-3.93%
CNX Resources Corp.(b)	670,061	5,648,614
Equitrans Midstream Corp.	297,232	4,137,469
Murphy Oil Corp.	267,047	5,509,180

		15,295,263

Financials-10.15%
Brown & Brown, Inc.	115,877	4,366,245
FactSet Research Systems, Inc.	12,896	3,269,394
First Financial Bankshares, Inc.	117,801	3,920,417
FirstCash, Inc.	40,932	3,454,251
Green Dot Corp., Class A(b)	54,090	1,559,956
LendingTree, Inc.(b)	16,241	5,844,324
Primerica, Inc.	67,457	8,511,724
SLM Corp.	476,224	4,019,331
UMB Financial Corp.	70,341	4,590,454

		39,536,096

Health Care-20.11%
Amedisys, Inc.(b)	70,085	9,007,324
Avanos Medical, Inc.(b)	139,204	6,130,544
Bio-Rad Laboratories, Inc., Class A(b)	12,238	4,058,365
Chemed Corp.	8,022	3,159,946
Encompass Health Corp.	59,994	3,840,816
Globus Medical, Inc., Class A(b)	162,902	8,531,178
Haemonetics Corp.(b)	19,909	2,403,614
Integra LifeSciences Holdings Corp.(b)	64,683	3,755,495
Ligand Pharmaceuticals, Inc.(b)	18,661	2,030,503
LivaNova PLC(b)	44,783	3,167,502
Masimo Corp.(b)	18,808	2,742,018

	Shares	Value
Health Care-(continued)
Molina Healthcare, Inc.(b)	42,515	$5,001,465
Penumbra, Inc.(b)	56,676	8,839,756
PRA Health Sciences, Inc.(b)	72,528	7,086,711
Repligen Corp.(b)	51,789	4,116,708
STERIS PLC	31,178	4,413,869

		78,285,814

Industrials-8.68%
ASGN, Inc.(b)	77,586	4,933,694
Axon Enterprise, Inc.(b)	74,991	3,834,290
Curtiss-Wright Corp.	25,084	3,392,611
Insperity, Inc.	39,000	4,119,570
ITT, Inc.	92,814	5,517,792
Kennametal, Inc.	84,377	2,611,468
Lennox International, Inc.	13,935	3,446,962
MSA Safety, Inc.	20,590	2,472,241
Woodward, Inc.	32,613	3,478,503

		33,807,131

Information Technology-16.94%
ACI Worldwide, Inc.(b)	73,705	2,313,600
Ciena Corp.(b)	157,582	5,849,444
CommVault Systems, Inc.(b)	89,724	4,456,591
Cypress Semiconductor Corp.	245,837	5,720,627
Fair Isaac Corp.(b)	19,871	6,041,579
j2 Global, Inc.	59,217	5,623,246
LiveRamp Holdings, Inc.(b)	121,343	4,743,298
MAXIMUS, Inc.	76,180	5,846,053
PTC, Inc.(b)	43,432	2,906,035
Sabre Corp.	164,897	3,871,782
Semtech Corp.(b)	113,642	5,734,375
Silicon Laboratories, Inc.(b)	25,325	2,690,528
Trimble, Inc.(b)	63,785	2,541,195
WEX, Inc.(b)	14,845	2,808,377
Zebra Technologies Corp., Class A(b)	20,236	4,813,537

		65,960,267

Materials-3.52%
Allegheny Technologies, Inc.(b)	327,493	6,880,628
Chemours Co. (The)	171,227	2,809,835
RPM International, Inc.	55,323	4,007,045

		13,697,508

Real Estate-8.02%
American Campus Communities, Inc.	115,854	5,790,383
CyrusOne, Inc.	80,267	5,721,432
Life Storage, Inc.	25,415	2,768,202
Medical Properties Trust, Inc.	362,542	7,515,496
National Retail Properties, Inc.	72,365	4,263,022
Omega Healthcare Investors, Inc.(c)	117,709	5,183,904

		31,242,439

Utilities-2.41%
Black Hills Corp.	57,576	4,538,716
National Fuel Gas Co.	56,986	2,582,036
UGI Corp.	47,523	2,265,421

		9,386,173

Total Common Stocks & Other Equity Interests (Cost $346,425,034)		389,027,642

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P Midcap 400® Pure Growth ETF (RFG)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $312,829)	312,829	$312,829

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $346,737,863)		389,340,471

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.85%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	8,320,510	8,320,510

	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	2,772,394	$2,773,503

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,093,906)		11,094,013

TOTAL INVESTMENTS IN SECURITIES-102.85% (Cost $357,831,769)		400,434,484
OTHER ASSETS LESS LIABILITIES-(2.85)%		(11,096,926)

NET ASSETS-100.00%		$389,337,558

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Health Care	20.11

Consumer Discretionary	18.82

Information Technology	16.94

Financials	10.15

Industrials	8.68

Real Estate	8.02

Communication Services	4.92

Energy	3.93

Materials	3.52

Sector Types Each Less Than 3%	4.83

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P Midcap 400® Pure Value ETF (RFV)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-1.00%
Telephone & Data Systems, Inc.	59,247	$1,545,754

Consumer Discretionary-26.15%
Adient PLC	50,950	1,079,630
AutoNation, Inc.(b)	80,318	4,084,170
Bed Bath & Beyond, Inc.(c)	284,802	3,901,787
Caesars Entertainment Corp.(b)	134,210	1,648,099
Dana, Inc.	170,933	2,774,243
Delphi Technologies PLC	91,276	1,114,480
Dick’s Sporting Goods, Inc.	50,075	1,949,420
Dillard’s, Inc., Class A(c)	45,486	3,137,624
Goodyear Tire & Rubber Co. (The)	187,248	2,971,626
Graham Holdings Co., Class B	1,708	1,075,459
KB Home	145,591	5,196,143
Marriott Vacations Worldwide Corp.	12,261	1,347,852
Murphy USA, Inc.(b)	21,921	2,585,143
Thor Industries, Inc.	28,338	1,792,662
Toll Brothers, Inc.	58,840	2,340,067
TRI Pointe Group, Inc.(b)	209,423	3,296,318

		40,294,723

Consumer Staples-3.59%
Casey’s General Stores, Inc.	4,582	782,652
Hain Celestial Group, Inc. (The)(b)	46,310	1,094,768
Pilgrim’s Pride Corp.(b)	47,305	1,436,180
Sanderson Farms, Inc.	8,801	1,362,483
TreeHouse Foods, Inc.(b)	15,708	848,546

		5,524,629

Energy-4.88%
EQT Corp.	55,423	595,243
Oasis Petroleum, Inc.(b)	162,689	424,618
Oceaneering International, Inc.(b)	74,325	1,052,442
Patterson-UTI Energy, Inc.	125,699	1,045,816
World Fuel Services Corp.	105,488	4,406,234

		7,524,353

Financials-18.47%
Alleghany Corp.(b)	1,992	1,550,354
Associated Banc-Corp.	36,010	724,161
Bank OZK	49,536	1,389,980
Brighthouse Financial, Inc.(b)	67,034	2,531,204
CNO Financial Group, Inc.	76,379	1,195,331
First American Financial Corp.	22,719	1,403,580
First Horizon National Corp.	42,919	685,416
Hancock Whitney Corp.	18,251	711,789
Janus Henderson Group PLC (United Kingdom)	67,901	1,570,550
Jefferies Financial Group, Inc.	135,722	2,533,930
Legg Mason, Inc.	81,812	3,048,315
Navient Corp.	147,975	2,037,616
New York Community Bancorp, Inc.	124,585	1,451,415
Old Republic International Corp.	54,810	1,224,455
PacWest Bancorp(c)	24,233	896,379
Pinnacle Financial Partners, Inc.	10,969	645,197
Reinsurance Group of America, Inc.	12,383	2,011,866
Stifel Financial Corp.	24,631	1,378,843

	Shares	Value
Financials-(continued)
Umpqua Holdings Corp.	44,676	$706,774
Washington Federal, Inc.	21,023	766,499

		28,463,654

Health Care-2.11%
Acadia Healthcare Co., Inc.(b)(c)	42,033	1,260,570
MEDNAX, Inc.(b)	31,489	691,498
Patterson Cos., Inc.	75,943	1,300,904

		3,252,972

Industrials-19.57%
AECOM(b)	84,281	3,372,083
AGCO Corp.	24,852	1,905,900
Avis Budget Group, Inc.(b)	61,912	1,839,406
Colfax Corp.(b)(c)	61,452	2,064,787
EMCOR Group, Inc.	14,296	1,253,902
Fluor Corp.	81,528	1,313,416
Granite Construction, Inc.	19,722	464,256
JetBlue Airways Corp.(b)	72,235	1,394,135
Knight-Swift Transportation Holdings, Inc.	45,302	1,651,711
ManpowerGroup, Inc.	30,777	2,798,245
MasTec, Inc.(b)	28,032	1,764,334
Oshkosh Corp.	13,806	1,178,756
Owens Corning	21,624	1,325,119
Resideo Technologies, Inc.(b)	86,087	820,409
Ryder System, Inc.	58,504	2,845,050
Terex Corp.	30,437	838,539
Timken Co. (The)	16,829	824,621
Trinity Industries, Inc.	90,402	1,788,152
Werner Enterprises, Inc.	19,677	718,210

		30,161,031

Information Technology-11.96%
Arrow Electronics, Inc.(b)	36,369	2,883,334
Avnet, Inc.	59,946	2,371,464
Belden, Inc.	14,735	755,611
CACI International, Inc., Class A(b)	4,179	935,051
Jabil, Inc.	73,922	2,721,808
NetScout Systems, Inc.(b)	24,281	588,086
Perspecta, Inc.	30,437	807,798
SYNNEX Corp.	30,734	3,618,621
Tech Data Corp.(b)	30,833	3,746,210

		18,427,983

Materials-9.64%
Carpenter Technology Corp.	28,884	1,415,894
Commercial Metals Co.	88,779	1,716,098
Domtar Corp.	36,174	1,316,372
Minerals Technologies, Inc.	16,590	820,375
Olin Corp.	96,126	1,762,951
Owens-Illinois, Inc.	61,860	525,810
Reliance Steel & Aluminum Co.	27,987	3,247,611
Silgan Holdings, Inc.	27,080	833,252
Steel Dynamics, Inc.	27,636	839,029
United States Steel Corp.(c)	149,324	1,718,719
Worthington Industries, Inc.	17,792	654,924

		14,851,035

Real Estate-2.57%
Alexander & Baldwin, Inc.	47,473	1,116,090

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P Midcap 400® Pure Value ETF (RFV)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Real Estate-(continued)
Jones Lang LaSalle, Inc.	5,489	$804,248
Sabra Health Care REIT, Inc.	49,728	1,223,309
Senior Housing Properties Trust	81,800	811,865

		3,955,512

Total Common Stocks & Other Equity Interests (Cost $140,327,302)		154,001,646

Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $21,050)	21,050	21,050

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $140,348,352)		154,022,696

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.84%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	7,828,544	$7,828,544
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	2,710,022	2,711,106

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,539,426)		10,539,650

TOTAL INVESTMENTS IN SECURITIES-106.79% (Cost $150,887,778)		164,562,346
OTHER ASSETS LESS LIABILITIES-(6.79)%		(10,466,804)

NET ASSETS-100.00%		$154,095,542

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Consumer Discretionary	26.15

Industrials	19.57

Financials	18.47

Information Technology	11.96

Materials	9.64

Energy	4.88

Consumer Staples	3.59

Sector Types Each Less Than 3%	5.68

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P Small Cap 600® Pure Growth ETF (RZG)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-3.52%
ATN International, Inc.	12,074	$715,143
Care.com, Inc.(b)	82,141	959,407
E.W. Scripps Co. (The), Class A	60,032	806,530
Iridium Communications, Inc.(b)	87,763	2,147,561
Marcus Corp. (The)	35,340	1,275,774
QuinStreet, Inc.(b)	58,868	755,276

		6,659,691

Consumer Discretionary-16.02%
American Public Education, Inc.(b)	29,605	643,021
BJ’s Restaurants, Inc.	35,275	1,396,537
Career Education Corp.(b)	103,064	1,459,386
Cavco Industries, Inc.(b)	7,368	1,412,077
Children’s Place, Inc. (The)(c)	12,713	1,041,322
Crocs, Inc.(b)	36,194	1,266,428
Dave & Buster’s Entertainment, Inc.	17,358	690,501
Dine Brands Global, Inc.	8,631	631,358
Dorman Products, Inc.(b)	12,621	908,081
El Pollo Loco Holdings, Inc.(b)	66,624	774,171
Guess?, Inc.	93,561	1,567,147
iRobot Corp.(b)(c)	22,364	1,074,814
Kontoor Brands, Inc.(b)	22,138	841,244
Liquidity Services, Inc.(b)	171,403	1,112,405
Monro, Inc.	12,151	851,907
Regis Corp.(b)	86,015	1,771,909
Ruth’s Hospitality Group, Inc.	45,698	940,465
Shake Shack, Inc., Class A(b)	47,383	3,898,673
Shoe Carnival, Inc.(c)	52,556	1,744,334
Sleep Number Corp.(b)	40,495	1,948,619
Stamps.com, Inc.(b)	9,578	808,670
Strategic Education, Inc.	5,123	630,283
Tailored Brands, Inc.(c)	128,697	597,154
Wingstop, Inc.	27,856	2,324,026

		30,334,532

Consumer Staples-5.61%
Avon Products, Inc. (United Kingdom)(b)	1,242,657	5,330,998
Inter Parfums, Inc.	22,751	1,761,610
Medifast, Inc.	17,328	1,922,368
WD-40 Co.	8,569	1,605,831

		10,620,807

Energy-7.21%
Archrock, Inc.	126,270	1,217,243
Callon Petroleum Co.(b)(c)	349,326	1,327,439
Carrizo Oil & Gas, Inc.(b)(c)	79,372	584,178
Denbury Resources, Inc.(b)	1,019,359	1,017,422
DMC Global, Inc.	32,498	1,453,961
HighPoint Resources Corp.(b)	710,033	752,635
KLX Energy Services Holdings, Inc.(b)	75,672	600,836
Penn Virginia Corp.(b)	40,024	952,571
ProPetro Holding Corp.(b)	115,632	896,148
QEP Resources, Inc.	438,319	1,459,602
Renewable Energy Group, Inc.(b)	134,209	2,192,975
Valaris PLC(c)	294,158	1,208,989

		13,663,999

	Shares	Value
Financials-9.04%
Blucora, Inc.(b)	56,161	$1,214,762
City Holding Co.	11,016	874,009
Community Bank System, Inc.	15,453	1,047,404
eHealth, Inc.(b)	20,983	1,448,666
Glacier Bancorp, Inc.	15,302	647,581
HCI Group, Inc.	27,192	1,143,424
Independent Bank Corp.	15,245	1,251,310
Old National Bancorp.	75,364	1,356,175
Redwood Trust, Inc.	89,329	1,459,636
RLI Corp.	18,889	1,838,278
Seacoast Banking Corp. of Florida(b)	28,258	791,224
Triumph Bancorp, Inc.(b)	40,422	1,311,694
United Fire Group, Inc.	27,910	1,270,463
Universal Insurance Holdings, Inc.	31,042	841,549
Westamerica Bancorp.	9,394	620,192

		17,116,367

Health Care-23.28%
Addus HomeCare Corp.(b)	8,960	754,522
AMN Healthcare Services, Inc.(b)	12,234	718,870
Amphastar Pharmaceuticals, Inc.(b)	33,769	652,248
AngioDynamics, Inc.(b)	77,799	1,190,325
Arrowhead Pharmaceuticals, Inc.(b)	58,291	2,334,555
BioTelemetry, Inc.(b)	8,714	342,983
Cardiovascular Systems, Inc.(b)	54,058	2,406,662
CONMED Corp.	29,705	3,268,144
Corcept Therapeutics, Inc.(b)	67,997	992,076
CorVel Corp.(b)	11,233	888,755
CryoLife, Inc.(b)	20,129	451,896
Eagle Pharmaceuticals, Inc.(b)	25,712	1,612,142
Endo International PLC(b)	113,490	520,919
Ensign Group, Inc. (The)	20,371	860,675
Heska Corp.(b)	12,495	1,012,345
HMS Holdings Corp.(b)	31,110	1,016,986
Innoviva, Inc.(b)	106,625	1,238,982
Integer Holdings Corp.(b)	14,769	1,143,711
Luminex Corp.	76,655	1,571,044
Medpace Holdings, Inc.(b)	42,858	3,155,635
Meridian Bioscience, Inc.	31,940	312,693
Merit Medical Systems, Inc.(b)	12,290	253,850
Mesa Laboratories, Inc.(c)	4,373	995,951
Neogen Corp.(b)	21,427	1,394,041
NeoGenomics, Inc.(b)	160,123	3,671,620
NextGen Healthcare, Inc.(b)	35,154	594,278
Omnicell, Inc.(b)	14,431	1,015,798
Pennant Group, Inc. (The)(b)	10,185	183,228
REGENXBIO, Inc.(b)	14,712	525,071
Spectrum Pharmaceuticals, Inc.(b)	45,307	351,582
Supernus Pharmaceuticals, Inc.(b)	55,118	1,531,729
Surmodics, Inc.(b)	13,467	639,817
Tabula Rasa HealthCare, Inc.(b)(c)	33,920	1,727,885
Tactile Systems Technology, Inc.(b)	43,430	1,972,591
Tivity Health, Inc.(b)(c)	22,815	369,831
Vanda Pharmaceuticals, Inc.(b)	26,745	361,325
Xencor, Inc.(b)	60,413	2,066,729

		44,101,494

Industrials-11.61%
Aerojet Rocketdyne Holdings, Inc.(b)	15,680	677,846

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Industrials-(continued)
AeroVironment, Inc.(b)	19,614	$1,137,220
Albany International Corp.	11,106	932,682
Allegiant Travel Co.	8,703	1,456,273
DXP Enterprises, Inc.(b)	48,729	1,682,125
ESCO Technologies, Inc.	12,658	1,069,474
Exponent, Inc.	16,580	1,053,327
Forrester Research, Inc.	12,569	433,379
Franklin Electric Co., Inc.	27,962	1,505,754
Harsco Corp.(b)	55,487	1,124,721
Matson, Inc.	43,165	1,648,040
Mobile Mini, Inc.	28,124	1,058,025
National Presto Industries, Inc.	6,911	594,968
Proto Labs, Inc.(b)	10,113	980,658
Raven Industries, Inc.	18,323	639,106
SPX Corp.(b)	51,251	2,333,971
UniFirst Corp.	5,378	1,080,118
US Ecology, Inc.	10,202	634,870
Vicor Corp.(b)	53,683	1,951,377

		21,993,934

Information Technology-13.37%
3D Systems Corp.(b)(c)	90,312	857,061
8x8, Inc.(b)	38,654	746,795
Agilysys, Inc.(b)	44,009	1,108,587
Bottomline Technologies (DE), Inc.(b)	36,770	1,505,731
Brooks Automation, Inc.	28,153	1,195,658
Cabot Microelectronics Corp.	12,058	1,822,205
Cardtronics PLC, Class A(b)	39,255	1,344,876
CTS Corp.	35,123	937,082
Harmonic, Inc.(b)	151,308	1,177,176
KEMETCorp.	143,870	3,127,734
Onto Innovation, Inc.(b)	76,820	2,473,604
Perficient, Inc.(b)	84,482	3,311,694
SPS Commerce, Inc.(b)	41,624	2,196,498
Unisys Corp.(b)	173,102	1,776,027
Viavi Solutions, Inc.(b)	55,049	878,582
Virtusa Corp.(b)	23,342	870,190

		25,329,500

Materials-3.40%
Hawkins, Inc.	27,936	1,194,264
Innospec, Inc.	17,444	1,593,684
Kaiser Aluminum Corp.	19,786	2,118,685
Quaker Chemical Corp.	2,883	440,753
SunCoke Energy, Inc.(b)	206,913	1,094,570

		6,441,956

	Shares	Value
Real Estate-6.96%
Agree Realty Corp.	28,723	$2,262,511
Armada Hoffler Properties, Inc.	75,630	1,417,306
Community Healthcare Trust, Inc.	17,351	840,135
Easterly Government Properties, Inc.	52,348	1,168,407
Four Corners Property Trust, Inc.	60,067	1,720,920
Innovative Industrial Properties, Inc.(c)	31,467	2,391,492
Marcus & Millichap, Inc.(b)	24,619	879,391
National Storage Affiliates Trust	20,198	690,166
Urstadt Biddle Properties, Inc., Class A	41,173	1,001,739
Washington Prime Group, Inc.(c)	193,204	815,321

		13,187,388

Total Common Stocks & Other Equity Interests (Cost $183,996,012)		189,449,668

Money Market Funds-0.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $89,245)	89,245	89,245

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $184,085,257)		189,538,913

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.26%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	8,895,153	8,895,153
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	2,963,865	2,965,051

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,859,937)		11,860,204

TOTAL INVESTMENTS IN SECURITIES-106.33% (Cost $195,945,194)		201,399,117
OTHER ASSETS LESS LIABILITIES-(6.33)%		(11,983,330)

NET ASSETS-100.00%		$189,415,787

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Health Care	23.28

Consumer Discretionary	16.02

Information Technology	13.37

Industrials	11.61

Financials	9.04

Energy	7.21

Real Estate	6.96

Consumer Staples	5.61

Communication Services	3.52

Materials	3.40

Money Market Funds Plus Other Assets Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600® Pure Value ETF (RZV)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-1.31%
Frontier Communications Corp.(b)(c)	206,171	$187,616
Gannett Co., Inc.(c)	140,315	1,522,418
New Media Investment Group, Inc.(c)	92,366	813,744

		2,523,778

Consumer Discretionary-34.91%
Abercrombie & Fitch Co., Class A	66,941	1,083,775
American Axle & Manufacturing Holdings, Inc.(b)	187,247	1,565,385
Barnes & Noble Education, Inc.(b)	126,196	518,666
Big Lots, Inc.	33,491	725,750
Bloomin’ Brands, Inc.	25,350	502,184
Caleres, Inc.	30,975	666,582
Cato Corp. (The), Class A	92,961	1,625,888
Century Communities, Inc.(b)	107,195	3,234,073
Chico’s FAS, Inc.	323,976	1,114,477
Conn’s, Inc.(b)	53,457	1,293,125
Cooper Tire & Rubber Co.	17,617	497,504
Cooper-Standard Holdings, Inc.(b)	22,000	700,920
Core-Mark Holding Co., Inc.	38,660	1,179,903
Ethan Allen Interiors, Inc.	30,987	610,754
Express, Inc.(b)	358,911	1,155,693
Fossil Group, Inc.(b)	30,006	326,465
GameStop Corp., Class A(c)	39,287	213,721
Genesco, Inc.(b)	43,211	1,678,747
G-III Apparel Group Ltd.(b)	16,770	421,095
Group 1 Automotive, Inc.	40,433	4,020,658
Haverty Furniture Cos., Inc.	42,416	769,426
Hibbett Sports, Inc.(b)(c)	147,122	3,510,331
J.C. Penney Co., Inc.(b)(c)	874,618	874,618
LGI Homes, Inc.(b)	14,189	1,113,553
Lithia Motors, Inc., Class A	19,928	3,138,261
Lumber Liquidators Holdings, Inc.(b)(c)	103,372	954,124
M.D.C. Holdings, Inc.	46,706	1,807,989
M/I Homes, Inc.(b)	93,462	4,129,151
MarineMax, Inc.(b)	64,934	1,003,230
Meritage Homes Corp.(b)	46,754	3,370,496
Motorcar Parts of America, Inc.(b)	27,574	525,560
Office Depot, Inc.	659,560	1,358,694
Red Robin Gourmet Burgers, Inc.(b)	45,858	1,398,669
Rent-A-Center, Inc.	62,409	1,614,521
Signet Jewelers Ltd.(c)	33,164	531,951
Sonic Automotive, Inc., Class A	154,188	4,969,479
TopBuild Corp.(b)	11,102	1,153,831
Unifi, Inc.(b)	25,584	698,443
Vera Bradley, Inc.(b)	50,299	541,217
Vista Outdoor, Inc.(b)	149,425	1,001,147
Vitamin Shoppe, Inc.(b)	246,369	1,591,544
William Lyon Homes, Class A(b)	182,033	3,522,339
Winnebago Industries, Inc.(c)	62,143	2,987,214
Zumiez, Inc.(b)	52,906	1,688,230

		67,389,383

Consumer Staples-4.90%
Andersons, Inc. (The)	54,979	1,012,713
Central Garden & Pet Co.(b)	2,560	76,851
Central Garden & Pet Co., Class A(b)	10,149	287,014
Dean Foods Co.(c)	360,091	352,889

	Shares	Value
Consumer Staples-(continued)
Fresh Del Monte Produce, Inc.	63,942	$2,039,750
PriceSmart, Inc.	7,250	537,225
Seneca Foods Corp., Class A(b)	48,370	1,711,331
SpartanNash Co.	113,199	1,482,341
United Natural Foods, Inc.(b)	168,786	1,265,895
Universal Corp.	12,644	692,891

		9,458,900

Energy-6.57%
Diamond Offshore Drilling, Inc.(b)(c)	61,867	327,276
Exterran Corp.(b)	27,179	344,358
Green Plains, Inc.	118,198	1,457,381
Gulfport Energy Corp.(b)	114,244	318,170
Helix Energy Solutions Group, Inc.(b)	120,470	1,034,837
Laredo Petroleum, Inc.(b)	233,113	550,147
Matrix Service Co.(b)	27,452	515,000
McDermott International, Inc.(b)	460,036	749,859
Newpark Resources, Inc.(b)	90,912	545,472
NexTier Oilfield Solutions, Inc.(b)	118	510
Oil States International, Inc.(b)	26,364	376,214
Par Pacific Holdings, Inc.(b)	78,025	1,767,266
Range Resources Corp.(c)	278,649	1,122,955
REX American Resources Corp.(b)	12,218	988,681
Ring Energy, Inc.(b)	64,052	106,326
SEACOR Holdings, Inc.(b)	20,698	888,151
SM Energy Co.	82,735	648,642
SRC Energy, Inc.(b)	138,471	432,030
US Silica Holdings, Inc.(c)	113,462	506,041

		12,679,316

Financials-6.73%
Ambac Financial Group, Inc.(b)	63,925	1,310,462
Apollo Commercial Real Estate Finance, Inc.	19,614	358,936
Capstead Mortgage Corp.	70,515	545,081
Customers Bancorp, Inc.(b)	47,151	1,111,821
Donnelley Financial Solutions, Inc.(b)	30,369	343,170
Encore Capital Group, Inc.(b)(c)	51,291	1,702,348
EZCORP, Inc., Class A(b)	151,222	795,428
Hope Bancorp, Inc.	30,305	432,452
Horace Mann Educators Corp	12,280	534,917
INTL. FCStone, Inc.(b)	36,224	1,448,960
Invesco Mortgage Capital, Inc.(d)	37,965	597,569
Opus Bank	29,581	733,313
Pacific Premier Bancorp, Inc.	14,079	475,237
PennyMac Mortgage Investment Trust	24,152	552,839
PRA Group, Inc.(b)	16,805	570,194
Stewart Information Services Corp.	20,245	828,425
Third Point Reinsurance Ltd. (Bermuda)(b)	68,082	646,098

		12,987,250

Health Care-4.15%
Assertio Therapeutics, Inc.(b)	146,012	115,364
Cross Country Healthcare, Inc.(b)	171,351	1,852,304
Diplomat Pharmacy, Inc.(b)	77,131	419,593
Invacare Corp.	144,160	1,112,915
Lannett Co., Inc.(b)(c)	110,153	1,309,719
Magellan Health, Inc.(b)	31,873	2,068,558

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600® Pure Value ETF (RZV)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Health Care-(continued)
Owens & Minor, Inc.	109,010	$733,637
Select Medical Holdings Corp.(b)	22,084	402,371

		8,014,461

Industrials-18.38%
ABM Industries, Inc.	48,529	1,769,367
Aegion Corp.(b)	47,996	1,040,073
Apogee Enterprises, Inc.	11,995	450,292
ArcBest Corp.	39,609	1,144,304
Arcosa, Inc.	35,527	1,364,592
Astec Industries, Inc.	16,422	576,248
Atlas Air Worldwide Holdings, Inc.(b)	33,161	727,221
Briggs & Stratton Corp.	86,751	639,355
CIRCOR International, Inc.(b)	22,924	877,760
Echo Global Logistics, Inc.(b)	53,346	1,062,119
Encore Wire Corp.	10,462	587,964
GMS, Inc.(b)	112,098	3,358,456
Greenbrier Cos., Inc. (The)	23,060	675,427
Griffon Corp.	169,297	3,607,719
Kelly Services, Inc., Class A	98,449	2,363,761
Lydall, Inc.(b)	69,328	1,356,749
Matthews International Corp., Class A	11,226	415,137
Mueller Industries, Inc.	17,955	552,475
MYR Group, Inc.(b)	43,020	1,480,318
Patrick Industries, Inc.(b)	26,102	1,289,700
Pitney Bowes, Inc.	121,229	533,408
Powell Industries, Inc.	18,441	722,150
Quanex Building Products Corp.	51,156	986,799
SkyWest, Inc.	9,858	587,044
SPX FLOW, Inc.(b)	13,571	614,495
Team, Inc.(b)	46,748	848,944
Titan International, Inc.	209,911	560,462
TrueBlue, Inc.(b)	41,817	957,609
Universal Forest Products, Inc.	47,344	2,384,244
Veritiv Corp.(b)	59,581	812,685
Wabash National Corp.	80,175	1,143,296

		35,490,173

Information Technology-10.66%
Anixter International, Inc.(b)	23,759	1,966,057
Bel Fuse, Inc., Class B	26,902	395,728
Benchmark Electronics, Inc.	52,900	1,793,310
Comtech Telecommunications Corp.	20,696	723,325
Digi International, Inc.(b)	40,493	583,909
Ichor Holdings Ltd.(b)	43,711	1,272,427
Insight Enterprises, Inc.(b)	30,726	1,885,962
Photronics, Inc.(b)	88,619	1,045,704
Sanmina Corp.(b)	45,687	1,403,962
ScanSource, Inc.(b)	42,909	1,385,961
Sykes Enterprises, Inc.(b)	16,389	506,338
TiVo Corp.	45,488	370,272
TTM Technologies, Inc.(b)	154,988	1,814,910
Ultra Clean Holdings, Inc.(b)	254,073	5,429,540

		20,577,405

Materials-9.26%
A. Schulman Inc., CVR(b)(e)	10,718	5,605

Investment Abbreviations:

CVR-Contingent Value Rights

	Shares	Value
Materials-(continued)
AdvanSix, Inc.(b)	22,817	$519,315
Boise Cascade Co.	65,013	2,325,515
Century Aluminum Co.(b)	178,764	1,042,194
Clearwater Paper Corp.(b)	77,038	1,428,284
Innophos Holdings, Inc.	18,541	604,807
Koppers Holdings, Inc.(b)	32,058	1,029,062
Kraton Corp.(b)	62,276	1,396,228
Mercer International, Inc. (Germany)	103,804	1,266,409
Olympic Steel, Inc.	119,772	1,794,185
PH Glatfelter Co.	152,727	2,749,086
Rayonier Advanced Materials, Inc.	156,292	651,738
Schweitzer-Mauduit International, Inc.	16,146	653,752
TimkenSteel Corp.(b)	162,006	910,474
Tredegar Corp.	24,692	490,877
US Concrete, Inc.(b)	19,450	1,016,457

		17,883,988

Real Estate-3.06%
CBL& Associates Properties, Inc.(c)	433,817	624,696
Cedar Realty Trust, Inc.	123,543	412,634
Hersha Hospitality Trust	27,572	380,494
iStar, Inc.(c)	100,265	1,304,448
Realogy Holdings Corp.(c)	266,028	2,096,301
Summit Hotel Properties, Inc.	54,275	665,411
Xenia Hotels & Resorts, Inc.	20,500	431,525

		5,915,509

Total Common Stocks & Other Equity Interests (Cost $181,522,238)		192,920,163

Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(f) (Cost $58,021)	58,021	58,021

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $181,580,259)		192,978,184

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.13%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(f)(g)	10,332,971	10,332,971
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(f)(g)	3,442,946	3,444,324

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,777,061)		13,777,295

TOTAL INVESTMENTS IN SECURITIES-107.09% (Cost $195,357,320)		206,755,479
OTHER ASSETS LESS LIABILITIES-(7.09)%		(13,695,119)

NET ASSETS-100.00%		$193,060,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap 600® Pure Value ETF (RZV)–(continued)

October 31, 2019

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2019	Dividend Income
Invesco Mortgage Capital, Inc.	$620,927	$44,325	$(47,108)	$(17,981)	$(2,594)	$597,569	$33,450

(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Consumer Discretionary	34.91

Industrials	18.38

Information Technology	10.66

Materials	9.26

Financials	6.73

Energy	6.57

Consumer Staples	4.90

Health Care	4.15

Real Estate	3.06

Communication Services	1.31

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Assets and Liabilities

October 31, 2019

(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Assets:
Unaffiliated investments in securities, at value(a)	$2,620,230,822	$879,853,662	$841,479,865
Affiliated investments in securities, at value	636,426	10,123,451	531,863
Receivable for:
Dividends	1,519,417	1,186,334	750,427
Securities lending	12	10	-
Investments sold	5,997,574	-	-
Fund shares sold	-	-	-
Foreign tax reclaims	-	-	-

Total assets	2,628,384,251	891,163,457	842,762,155

Liabilities:
Payable for:
Investments purchased	-	-	-
Collateral upon return of securities loaned	-	-	-
Fund shares repurchased	5,999,619	-	-
Accrued unitary management fees	771,162	262,000	139,989
Accrued expenses	25,880	10,266	11,077

Total liabilities	6,796,661	272,266	151,066

Net Assets	$2,621,587,590	$890,891,191	$842,611,089

Net assets consist of:
Shares of beneficial interest	$2,517,200,255	$1,079,489,547	$632,989,442
Distributable earnings (loss)	104,387,335	(188,598,356)	209,621,647

Net Assets	$2,621,587,590	$890,891,191	$842,611,089

Shares outstanding (unlimited amount authorized, $0.01 par value)	22,000,299	13,602,836	3,850,785
Net asset value	$119.16	$65.49	$218.82

Market price	$119.05	$65.39	$218.35

Unaffiliated investments in securities, at cost	$2,181,642,879	$842,891,416	$606,627,197

Affiliated investments in securities, at cost	$636,426	$11,138,593	$531,863

(a)Includes securities on loan with an aggregate value of:	$-	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P Midcap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400®Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$389,027,642	$154,001,646	$189,449,668	$192,322,594
11,406,842	10,560,700	11,949,449	14,432,885

116,500	76,794	34,162	124,432
1,928	46,603	11,528	20,156
-	-	1,142,561	362,497
-	-	-	3,300,935
-	-	-	1,306

400,552,912	164,685,743	202,587,368	210,564,805

-	-	1,249,574	3,666,882
11,093,906	10,539,426	11,859,937	13,777,061
-	-	-	-
113,078	44,844	55,499	54,286
8,370	5,931	6,571	6,216

11,215,354	10,590,201	13,171,581	17,504,445

$389,337,558	$154,095,542	$189,415,787	$193,060,360

$527,737,041	$182,002,777	$277,093,142	$286,097,127
(138,399,483)	(27,907,235)	(87,677,355)	(93,036,767)

$389,337,558	$154,095,542	$189,415,787	$193,060,360

2,700,021	2,350,499	1,750,004	2,950,040
$144.20	$65.56	$108.24	$65.44

$144.08	$65.55	$108.12	$65.34

$346,425,034	$140,327,302	$183,996,012	$180,904,161

$11,406,735	$10,560,476	$11,949,182	$14,453,159

$10,213,983	$10,083,916	$11,422,677	$12,602,060

21

Statements of Operations

For the six months ended October 31, 2019

(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Investment income:
Unaffiliated dividend income	$17,924,913	$12,280,703	$8,139,126
Affiliated dividend income	23,525	353,595	6,051
Non-cash dividend income	-	-	-
Securities lending income	2,005	158,090	-

Total investment income	17,950,443	12,792,388	8,145,177

Expenses:
Unitary management fees	4,792,164	1,565,579	828,839
Proxy fees	25,880	11,620	11,077

Total expenses	4,818,044	1,577,199	839,916

Less: Waivers	(1,983)	(609)	(536)

Net expenses	4,816,061	1,576,590	839,380

Net investment income	13,134,382	11,215,798	7,305,797

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	2,444,131	(10,727,580)	(26,342,599)
Affiliated investment securities	-	(161,648)	-
Unaffiliated in-kind redemptions	71,743,459	17,347,486	18,282,167
Affiliated in-kind redemptions	-	89,127	-

Net realized gain (loss)	74,187,590	6,547,385	(8,060,432)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(76,327,091)	(18,936,140)	31,286,911
Affiliated investment securities	-	(2,890,396)	-

Change in unrealized appreciation (depreciation)	(76,327,091)	(21,826,536)	31,286,911

Net realized and unrealized gain (loss)	(2,139,501)	(15,279,151)	23,226,479

Net increase (decrease) in net assets resulting from operations	$10,994,881	$(4,063,353)	$30,532,276

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P Midcap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400®Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$2,434,203	$1,419,653	$1,115,846	$1,280,550
3,306	986	1,067	34,831
-	172,887	-	-
19,634	191,480	90,022	101,944

2,457,143	1,785,006	1,206,935	1,417,325

745,829	244,087	378,796	308,908
8,370	5,931	6,571	6,216

754,199	250,018	385,367	315,124

(282)	(87)	(87)	(113)

753,917	249,931	385,280	315,011

1,703,226	1,535,075	821,655	1,102,314

(7,493,176)	(6,439,715)	(5,194,547)	(8,642,570)
-	-	-	(4,316)
12,572,372	4,515,410	5,601,360	591,389
-	-	-	1,721

5,079,196	(1,924,305)	406,813	(8,053,776)

(29,196,934)	(4,941,153)	(16,029,274)	2,576,673
107	224	267	(17,747)

(29,196,827)	(4,940,929)	(16,029,007)	2,558,926

(24,117,631)	(6,865,234)	(15,622,194)	(5,494,850)

$(22,414,405)	$(5,330,159)	$(14,800,539)	$(4,392,536)

23

Statements of Changes in Net Assets

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)			Invesco S&P 500® Pure Value ETF (RPV)
	Six Months Ended October 31, 2019		Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019
Operations:
Net investment income	. $	13,134,382	$12,837,091	$11,215,798	$20,984,434
Net realized gain (loss)		74,187,590	54,742,902	6,547,385	(29,592,375)
Change in net unrealized appreciation (depreciation)		(76,327,091)	106,676,629	(21,826,536)	19,944,418

Net increase (decrease) in net assets resulting from operations		10,994,881	174,256,622	(4,063,353)	11,336,477

Distributions to Shareholders from:
Distributable earnings		(13,170,480)	(11,700,928)	(11,451,758)	(20,818,512)

Shareholder Transactions:
Proceeds from shares sold		52,832,540	1,493,867,737	99,480,109	457,558,632
Value of shares repurchased		(271,228,039)	(1,160,011,393)	(121,957,275)	(401,585,419)

Net increase (decrease) in net assets resulting from share transactions		(218,395,499)	333,856,344	(22,477,166)	55,973,213

Net increase (decrease) in net assets		(220,571,098)	496,412,038	(37,992,277)	46,491,178

Net assets:
Beginning of period		2,842,158,688	2,345,746,650	928,883,468	882,392,290

End of period		$2,621,587,590	$2,842,158,688	$890,891,191	$928,883,468

Changes in Shares Outstanding:
Shares sold		450,000	13,900,000	1,550,000	7,450,000
Shares repurchased		(2,300,000)	(11,550,000)	(1,950,000)	(6,750,000)
Shares outstanding, beginning of period		23,850,299	21,500,299	14,002,836	13,302,836

Shares outstanding, end of period		22,000,299	23,850,299	13,602,836	14,002,836

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® Top 50 ETF (XLG)		Invesco S&P Midcap 400® Pure Growth ETF (RFG)
Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019

$7,305,797	$14,071,157	$1,703,226	$3,946,065
(8,060,432)	52,901,819	5,079,196	(48,608,641)
31,286,911	35,383,349	(29,196,827)	28,123,582

30,532,276	102,356,325	(22,414,405)	(16,538,994)

(7,124,940)	(14,318,678)	(1,674,230)	(4,283,416)

21,226,135	211,912,221	-	201,430,427
(40,926,311)	(144,537,082)	(80,136,612)	(282,457,176)

(19,700,176)	67,375,139	(80,136,612)	(81,026,749)

3,707,160	155,412,786	(104,225,247)	(101,849,159)

838,903,929	683,491,143	493,562,805	595,411,964

$842,611,089	$838,903,929	$389,337,558	$493,562,805

100,000	1,050,000	-	1,400,000
(200,000)	(750,000)	(550,000)	(2,000,000)
3,950,785	3,650,785	3,250,021	3,850,021

3,850,785	3,950,785	2,700,021	3,250,021

25

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco S&P MidCap 400® Pure Value ETF (RFV)		Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019
Operations:
Net investment income	$1,535,075	$1,399,315	$821,655	$778,784
Net realized gain (loss)	(1,924,305)	(9,945,602)	406,813	(4,070,544)
Change in net unrealized appreciation (depreciation)	(4,940,929)	20,989,667	(16,029,007)	(4,396,199)

Net increase (decrease) in net assets resulting from operations	(5,330,159)	12,443,380	(14,800,539)	(7, 687,959)

Distributions to Shareholders from:
Distributable earnings	(1,247,268)	(1,390,448)	(718,412)	(1,100,625)

Shareholder Transactions:
Proceeds from shares sold	43,873,165	61,713,395	11,158,220	241,193,771
Value of shares repurchased	(25,937,001)	(31,919,256)	(43,176,990)	(258,630,704)

Net increase (decrease) in net assets resulting from share transactions	17,936,164	29,794,139	(32,018,770)	(17,436,933)

Net increase (decrease) in net assets	11,358,737	40,847,071	(47,537,721)	(26,225,517)

Net assets:
Beginning of period	142,736,805	101,889,734	236,953,508	263,179,025

End of period	$154,095,542	$142,736,805	$189,415,787	$236,953,508

Changes in Shares Outstanding:
Shares sold	700,000	1,050,000	100,000	2,050,000
Shares repurchased	(400,000)	(550,000)	(400,000)	(2,300,000)
Shares outstanding, beginning of period	2,050,499	1,550,499	2,050,004	2,300,004

Shares outstanding, end of period	2,350,499	2,050,499	1,750,004	2,050,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap 600® Pure Value ETF (RZV)
Six Months Ended October 31, 2019	Year Ended April 30, 2019

$1,102,314	$2,505,368
(8,053,776)	(28,457,993)
2,558,926	21,265,769

(4,392,536)	(4,686,856)

(1,007,033)	(2,712,991)

12,148,967	98,052,973
(5,967,622)	(62,999,201)

6,181,345	35,053,772

781,776	27,653,925

192,278,584	164,624,659

$193,060,360	$192,278,584

200,000	1,550,000
(100,000)	(1,000,000)
2,850,040	2,300,040

2,950,040	2,850,040

27

Financial Highlights

Invesco S&P 500® Pure Growth ETF (RPG)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Six Months Ended April 30, 2018		Years Ended October 31,
						2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$119.17		$109.10	$103.50		$82.11	$82.93	$78.96	$66.12

Net investment income(a)	0.57		0.60	0.25		0.47	0.59	0.52	0.55
Net realized and unrealized gain (loss) on investments	-		10.04	5.55		21.52	(0.95)	3.93	12.81

Total from investment operations	0.57		10.64	5.80		21.99	(0.36)	4.45	13.36

Distributions to shareholders from:
Net investment income	(0.58)		(0.57)	(0.20)		(0.60)	(0.46)	(0.48)	(0.52)

Net asset value at end of period	$119.16		$119.17	$109.10		$103.50	$82.11	$82.93	$78.96

Market price at end of period(b)	$119.05		$119.19	$109.20

Net Asset Value Total Return(c)	0.48%		9.79%	5.61%		26.87%	(0.42)%	5.65%	20.24%
Market Price Total Return(c)	0.37%		9.71%	5.71%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,621,588		$2,842,159	$2,345,747		$2,214,956	$1,769,585	$2,338,586	$1,792,516
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35	%(e)	0.35%	0.35%	0.35%	0.35%
Net investment income	0.96	%(d)	0.53%	0.47	%(e)	0.52%	0.74%	0.64%	0.74%
Portfolio turnover rate(f)	2%		64%	52%		58%	67%	62%	46%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights–(continued)

Invesco S&P 500® Pure Value ETF (RPV)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Six Months Ended April 30, 2018		Years Ended October 31,
						2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$66.34		$66.33	$62.43		$52.33	$51.45	$54.14	$46.51

Net investment income(a)	0.81		1.49	0.63		1.11	1.17	1.12	0.90
Net realized and unrealized gain (loss) on investments	(0.84)		(0.01)	3.84		10.05	0.81	(2.70)	7.50

Total from investment operations	(0.03)		1.48	4.47		11.16	1.98	(1.58)	8.40

Distributions to shareholders from:
Net investment income	(0.82)		(1.47)	(0.57)		(1.06)	(1.10)	(1.11)	(0.77)

Net asset value at end of period	$65.49		$66.34	$66.33		$62.43	$52.33	$51.45	$54.14

Market price at end of period(b)	$65.39		$66.36	$66.38

Net Asset Value Total Return(c)	(0.02)%		2.37%	7.17%		21.44%	3.94%	(2.94)%	18.13%
Market Price Total Return(c)	(0.20)%		2.33%	7.25%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$890,891		$928,883	$882,392		$830,507	$719,663	$813,029	$1,275,062
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35	%(e)	0.35%	0.35%	0.35%	0.35%
Net investment income	2.51	%(d)	2.29%	1.94	%(e)	1.89%	2.32%	2.09%	1.74%
Portfolio turnover rate(f)	3%		37%	35%		46%	44%	54%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights–(continued)

Invesco S&P 500® Top 50 ETF (XLG)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Six Months Ended April 30, 2018		Years Ended October 31,
						2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$212.34		$187.22	$183.08		$150.05	$145.93	$140.87	$123.06

Net investment income(a)	1.86		3.72	1.71		3.35	3.12	3.00	2.74
Net realized and unrealized gain on investments	6.45		25.18	4.18		32.95	4.09	5.09	17.82

Total from investment operations	8.31		28.90	5.89		36.30	7.21	8.09	20.56

Distributions to shareholders from:
Net investment income	(1.83)		(3.78)	(1.75)		(3.27)	(3.09)	(3.03)	(2.75)

Net asset value at end of period	$218.82		$212.34	$187.22		$183.08	$150.05	$145.93	$140.87

Market price at end of period(b)	$218.35		$212.32	$187.43

Net Asset Value Total Return(c)	3.94%		15.64%	3.20%		24.40%	4.99%	5.87%	16.86%
Market Price Total Return(c)	3.74%		15.50%	3.20%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$842,611		$838,904	$683,491		$686,711	$577,802	$496,264	$598,797
Ratio to average net assets of:
Expenses	0.20	%(d)	0.20%	0.20	%(e)	0.20%	0.20%	0.20%	0.20%
Net investment income	1.76	%(d)	1.89%	1.81	%(e)	2.00%	2.13%	2.11%	2.08%
Portfolio turnover rate(f)	8%		8%	1%		4%	7%	8%	6%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights–(continued)

Invesco S&P Midcap 400® Pure Growth ETF (RFG)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Six Months Ended April 30, 2018		Years Ended October 31,
						2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$151.86		$154.65	$150.04		$119.22	$128.31	$123.30	$115.31

Net investment income(a)	0.58		1.07	0.22		0.90	0.59	0.70	0.75
Net realized and unrealized gain (loss) on investments	(7.68)		(2.69)	4.77		30.73	(9.10)	5.10	7.93

Total from investment operations	(7.10)		(1.62)	4.99		31.63	(8.51)	5.80	8.68

Distributions to shareholders from:
Net investment income	(0.56)		(1.17)	(0.38)		(0.81)	(0.58)	(0.71)	(0.69)
Return of capital	-		-	-		-	-	(0.08)	-

Total distributions	(0.56)		(1.17)	(0.38)		(0.81)	(0.58)	(0.79)	(0.69)

Net asset value at end of period	$144.20		$151.86	$154.65		$150.04	$119.22	$128.31	$123.30

Market price at end of period(b)	$144.08		$151.97	$154.80

Net Asset Value Total Return(c)	(4.67)%		(1.05)%	3.32%		26.59%	(6.65)%	4.71%	7.53%
Market Price Total Return(c)	(4.82)%		(1.07)%	3.45%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$389,338		$493,563	$595,412		$585,170	$518,620	$769,872	$745,942
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35	%(e)	0.35%	0.35%	0.35%	0.35%
Net investment income	0.80	%(d)	0.69%	0.29	%(e)	0.66%	0.48%	0.54%	0.62%
Portfolio turnover rate(f)	9%		86%	70%		81%	78%	102%	75%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights–(continued)

Invesco S&P Midcap 400® Pure Value ETF (RFV)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Six Months Ended April 30, 2018		Years Ended October 31,
						2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$69.61		$65.71	$65.44		$53.46	$50.79	$52.71	$48.42

Net investment income(a)	0.70		0.81	0.49		0.75	0.69	0.86	0.71
Net realized and unrealized gain (loss) on investments	(4.19)		3.90	0.21		12.01	2.65	(1.96)	4.18

Total from investment operations	(3.49)		4.71	0.70		12.76	3.34	(1.10)	4.89

Distributions to shareholders from:
Net investment income	(0.56)		(0.81)	(0.43)		(0.78)	(0.67)	(0.82)	(0.60)

Net asset value at end of period	$65.56		$69.61	$65.71		$65.44	$53.46	$50.79	$52.71

Market price at end of period(b)	$65.55		$69.69	$65.78

Net Asset Value Total Return(c)	(4.99)%		7.25%	1.05%		23.93%	6.65%	(2.12)%	10.14%
Market Price Total Return(c)	(5.12)%		7.25%	1.19%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$154,096		$142,737	$101,890		$108,015	$165,753	$104,142	$118,631
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35	%(e)	0.35%	0.35%	0.35%	0.35%
Net investment income	2.21	%(d)	1.20%	1.47	%(e)	1.21%	1.36%	1.62%	1.38%
Portfolio turnover rate(f)	7%		57%	44%		76%	47%	59%	40%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights–(continued)

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Six Months Ended April 30, 2018		Years Ended October 31,
						2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$115.59		$114.43	$111.12		$82.65	$85.26	$80.56	$74.23

Net investment income(a)	0.42		0.32	0.36		0.46	0.79	0.47	0.31
Net realized and unrealized gain (loss) on investments	(7.41)		1.32	3.33		28.43	(2.69)	4.70	6.33

Total from investment operations	(6.99)		1.64	3.69		28.89	(1.90)	5.17	6.64

Distributions to shareholders from:
Net investment income	(0.36)		(0.48)	(0.38)		(0.42)	(0.71)	(0.47)	(0.31)

Net asset value at end of period	$108.24		$115.59	$114.43		$111.12	$82.65	$85.26	$80.56

Market price at end of period(b)	$108.12		$115.58	$114.61

Net Asset Value Total Return(c)	(6.05)%		1.43%	3.32%		35.01%	(2.20)%	6.42%	8.96%
Market Price Total Return(c)	(6.14)%		1.26%	3.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$189,416		$236,954	$263,179		$238,904	$152,910	$25,933	$104,723
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35	%(e)	0.35%	0.35%	0.35%	0.35%
Net investment income	0.76	%(d)	0.26%	0.64	%(e)	0.45%	0.97%	0.55%	0.39%
Portfolio turnover rate(f)	7%		71%	56%		70%	92%	62%	78%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights–(continued)

Invesco S&P SmallCap 600® Pure Value ETF (RZV)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Six Months Ended April 30, 2018		Years Ended October 31,
						2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$67.47		$71.57	$70.68		$60.52	$57.76	$62.54	$57.37

Net investment income(a)	0.39		0.99	0.46		0.62	0.47	0.71	0.44
Net realized and unrealized gain (loss) on investments	(2.07)		(4.02)	0.86		10.18	2.69	(4.79)	5.14

Total from investment operations	(1.68)		(3.03)	1.32		10.80	3.16	(4.08)	5.58

Distributions to shareholders from:
Net investment income	(0.35)		(1.07)	(0.43)		(0.64)	(0.40)	(0.70)	(0.41)

Net asset value at end of period	$65.44		$67.47	$71.57		$70.68	$60.52	$57.76	$62.54

Market price at end of period(b)	$65.34		$67.53	$71.64

Net Asset Value Total Return(c)	(2.46)%		(4.27)%	1.87%		17.88%	5.50%	(6.60)%	9.73%
Market Price Total Return(c)	(2.70)%		(4.28)%	1.76%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$193,060		$192,279	$164,625		$236,795	$193,665	$150,190	$171,990
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35	%(e)	0.35%	0.35%	0.35%	0.35%
Net investment income	1.25	%(d)	1.38%	1.28	%(e)	0.91%	0.83%	1.15%	0.73%
Portfolio turnover rate(f)	8%		52%	48%		68%	51%	52%	51%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2019

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco S&P 500® Pure Growth ETF (RPG)	“S&P 500® Pure Growth ETF”
Invesco S&P 500® Pure Value ETF (RPV)	“S&P 500® Pure Value ETF”
Invesco S&P 500® Top 50 ETF (XLG)	“S&P 500® Top 50 ETF”
Invesco S&P Midcap 400® Pure Growth ETF (RFG)	“S&P Midcap 400® Pure Growth ETF”
Invesco S&P Midcap 400® Pure Value ETF (RFV)	“S&P Midcap 400® Pure Value ETF”
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	“S&P SmallCap 600® Pure Growth ETF”
Invesco S&P SmallCap 600® Pure Value ETF (RZV)	“S&P SmallCap 600® Pure Value ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the daily performance of its respective index listed below (each, an Underlying Index):

Fund	Underlying Index
S&P 500® Pure Growth ETF	S&P 500® Pure Growth Index
S&P 500® Pure Value ETF	S&P 500® Pure Value Index
S&P 500® Top 50 ETF	S&P 500® Top 50 Index
S&P Midcap 400® Pure Growth ETF	S&P MidCap 400® Pure Growth Index
S&P Midcap 400® Pure Value ETF	S&P MidCap 400® Pure Value Index
S&P SmallCap 600® Pure Growth ETF	S&P SmallCap 600® Pure Growth Index
S&P SmallCap 600® Pure Value ETF	S&P SmallCap 600® Pure Value Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

35

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s NAV and possibly face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company

36

or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Growth Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of each Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Small- and Mid-Capitalization Company Risk. Certain Funds invest in securities of small- and mid- capitalization companies, which involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Value Risk. For certain Funds, “value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of each Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the

37

determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general

38

indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.
J.

Securities Lending - Each Fund may participate in securities lending. Each Fund may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee equal to a percentage of its average daily net assets as follows:

Unitary Management Fees (as a % of Net Assets)
S&P 500® Pure Growth ETF	0.35%
S&P 500® Pure Value ETF	0.35%
S&P 500® Top 50 ETF	0.20%
S&P Midcap 400® Pure Growth ETF	0.35%
S&P Midcap 400® Pure Value ETF	0.35%
S&P SmallCap 600® Pure Growth ETF	0.35%
S&P SmallCap 600® Pure Value ETF	0.35%

Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expense of each Fund (excluding interest expenses, brokerage commissions and other trading expenses, taxes and litigation expenses, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding a percentage of the Fund’s average daily net assets per year (the “Expense Cap’’) through at least April 6, 2020, and neither the Adviser nor the Fund can

39

discontinue the agreement prior to its expiration. For each Fund, the Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap. The limits are listed below:

	Expense Caps	Contract End Date
S&P 500® Pure Growth ETF	0.35%	04/06/20
S&P 500® Pure Value ETF	0.35%	04/06/20
S&P 500® Top 50 ETF	0.20%	04/06/20
S&P Midcap 400® Pure Growth ETF	0.35%	04/06/20
S&P Midcap 400® Pure Value ETF	0.35%	04/06/20
S&P SmallCap 600® Pure Growth ETF	0.35%	04/06/20
S&P SmallCap 600® Pure Value ETF	0.35%	04/06/20

Further, through August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending).

There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For six-month period ended October 31, 2019, the Adviser waived fees for each Fund in the following amounts:

S&P 500® Pure Growth ETF	$1,983
S&P 500® Pure Value ETF	609
S&P 500® Top 50 ETF	536
S&P Midcap 400® Pure Growth ETF	282
S&P Midcap 400® Pure Value ETF	87
S&P SmallCap 600® Pure Growth ETF	87
S&P SmallCap 600® Pure Value ETF	113

The Trust has entered in a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of October 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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	Level 1	Level 2	Level 3	Total
S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$192,914,558	$-	$5,605	$192,920,163
Money Market Funds	13,835,316	-	-	13,835,316

Total Investments	$206,749,874	$-	$5,605	$206,755,479

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2019, which expire as follows:

	No expiration
	Short-Term	Long-Term	Total*
S&P 500® Pure Growth ETF	$236,025,344	$173,882,448	$409,907,792
S&P 500® Pure Value ETF	80,546,163	148,423,421	228,969,584
S&P 500® Top 50 ETF	5,036,434	12,167,541	17,203,975
S&P Midcap 400® Pure Growth ETF	108,921,726	76,605,802	185,527,528
S&P Midcap 400® Pure Value ETF	19,599,251	19,887,033	39,486,284
S&P SmallCap 600® Pure Growth ETF	63,771,012	28,991,211	92,762,223
S&P SmallCap 600® Pure Value ETF	44,033,267	50,870,700	94,903,967

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six-month period ended October 31, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
S&P 500® Pure Growth ETF	$64,326,258	$62,221,627
S&P 500® Pure Value ETF	29,989,965	30,670,386
S&P 500® Top 50 ETF	63,382,090	63,470,284
S&P Midcap 400® Pure Growth ETF	37,723,346	37,376,773
S&P Midcap 400® Pure Value ETF	9,615,935	9,189,241
S&P SmallCap 600® Pure Growth ETF	15,685,244	17,829,521
S&P SmallCap 600® Pure Value ETF	14,043,975	13,860,119

For the six-month period ended October 31, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
S&P 500® Pure Growth ETF	$52,802,139	$273,048,065
S&P 500® Pure Value ETF	99,275,830	121,749,065
S&P 500® Top 50 ETF	21,226,628	40,851,778
S&P Midcap 400® Pure Growth ETF	-	80,109,308
S&P Midcap 400® Pure Value ETF	43,648,641	25,915,052
S&P SmallCap 600® Pure Growth ETF	11,117,114	40,807,545
S&P SmallCap 600® Pure Value ETF	11,972,648	5,905,535

41

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
S&P 500® Pure Growth ETF	$486,464,443	$(48,218,981)	$438,245,462	$2,182,621,786
S&P 500® Pure Value ETF	92,870,731	(59,896,485)	32,974,246	857,002,867
S&P 500® Top 50 ETF	248,643,773	(14,845,951)	233,797,822	608,213,906
S&P Midcap 400® Pure Growth ETF	64,783,851	(22,763,998)	42,019,853	358,414,631
S&P Midcap 400® Pure Value ETF	22,481,056	(9,323,331)	13,157,725	151,404,621
S&P SmallCap 600® Pure Growth ETF	28,006,090	(23,431,278)	4,574,812	196,824,305
S&P SmallCap 600® Pure Value ETF	39,287,255	(29,461,560)	9,825,695	196,929,784

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by the Funds only in Creation Units of 50,000 Shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

42

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2019 through October 31, 2019.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P 500® Pure Growth ETF (RPG)
Actual	$1,000.00	$1,004.80	0.35%	$1.76
Hypothetical (5% return before expenses)	1,000.00	1,023.38	0.35	1.78
Invesco S&P 500® Pure Value ETF (RPV)
Actual	1,000.00	999.80	0.35	1.76
Hypothetical (5% return before expenses)	1,000.00	1,023.38	0.35	1.78
Invesco S&P 500® Top 50 ETF (XLG)
Actual	1,000.00	1,039.40	0.20	1.03
Hypothetical (5% return before expenses)	1,000.00	1,024.13	0.20	1.02
Invesco S&P Midcap 400® Pure Growth ETF (RFG)
Actual	1,000.00	953.30	0.35	1.72
Hypothetical (5% return before expenses)	1,000.00	1,023.38	0.35	1.78
Invesco S&P Midcap 400® Pure Value ETF (RFV)
Actual	1,000.00	950.10	0.35	1.72
Hypothetical (5% return before expenses)	1,000.00	1,023.38	0.35	1.78
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
Actual	1,000.00	939.50	0.35	1.71
Hypothetical (5% return before expenses)	1,000.00	1,023.38	0.35	1.78

43

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
Actual	$1,000.00	$975.40	0.35%	$1.74
Hypothetical (5% return before expenses)	1,000.00	1,023.38	0.35	1.78

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

44

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Invesco Exchange-Traded Fund Trust was held on August 19, 2019. The Meeting was held for the following purpose:

(1).	To elect ten (10) trustees to the Board of Trustees of the Trust.

The results of the voting on the above matter was as follows:

Matter		Votes For	Votes Withheld
(1).	Ronn R. Bagge	728,737,753.65	22,013,719.89
	Todd J. Barre	736,212,431.57	14,539,041.97
	Kevin M. Carome	735,406,511.30	15,344,962.24
	Edmund P. Giambastiani, Jr.	734,022,540.17	16,728,933.36
	Victoria J. Herget	736,579,144.26	14,172,329.27
	Marc M. Kole	728,485,556.55	22,265,916.99
	Yung Bong Lim	735,944,320.11	14,807,153.42
	Joanne Pace	735,925,022.32	14,826,451.22
	Gary R. Wicker	735,241,254.75	15,510,218.79
	Donald H. Wilson	728,014,927.08	22,736,546.45

45

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-TRST1-SAR-3	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

October 31, 2019

PYZ	Invesco DWA Basic Materials Momentum ETF

PEZ	Invesco DWA Consumer Cyclicals Momentum ETF

PSL	Invesco DWA Consumer Staples Momentum ETF

PXI	Invesco DWA Energy Momentum ETF

PFI	Invesco DWA Financial Momentum ETF

PTH	Invesco DWA Healthcare Momentum ETF

PRN	Invesco DWA Industrials Momentum ETF

PTF	Invesco DWA Technology Momentum ETF

PUI	Invesco DWA Utilities Momentum ETF

PNQI	Invesco NASDAQ Internet ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco DWA Basic Materials Momentum ETF (PYZ)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Aluminum-4.78%
Alcoa Corp.(b)	49,546	$1,030,061
Century Aluminum Co.(b)	103,781	605,043
Kaiser Aluminum Corp.	8,169	874,737

		2,509,841

Commodity Chemicals-8.36%
Cabot Corp.	18,602	810,861
LyondellBasell Industries N.V., Class A	12,269	1,100,529
Olin Corp.	45,152	828,088
Valvoline, Inc.	38,606	823,852
Westlake Chemical Corp.	13,110	828,421

		4,391,751

Copper-1.89%
Freeport-McMoRan, Inc.	100,834	990,190

Diversified Chemicals-4.20%
Chemours Co. (The)	68,872	1,130,189
Huntsman Corp.	48,535	1,074,080

		2,204,269

Diversified Metals & Mining-3.01%
Compass Minerals International, Inc.	15,045	849,742
Materion Corp.	12,843	729,996

		1,579,738

Fertilizers & Agricultural Chemicals-8.52%
CF Industries Holdings, Inc.	33,965	1,540,313
Corteva, Inc.	36,753	969,544
FMC Corp.	21,490	1,966,335

		4,476,192

Forest Products-2.34%
Louisiana-Pacific Corp.	42,107	1,230,788

Gold-7.55%
Coeur Mining, Inc.(b)	178,439	984,983
Newmont Goldcorp Corp.	39,712	1,577,758
Royal Gold, Inc.	12,150	1,402,596

		3,965,337

Industrial Gases-3.42%
Air Products and Chemicals, Inc.	8,411	1,793,730

Oil & Gas Equipment & Services-0.63%
US Silica Holdings, Inc.	74,109	330,526

Oil & Gas Refining & Marketing-1.74%
Green Plains, Inc.	74,137	914,109

Paper Packaging-3.88%
Avery Dennison Corp.	15,939	2,037,961

	Shares	Value
Paper Products-1.65%
Neenah, Inc.	13,451	$867,589

Specialized REITs-3.86%
PotlatchDeltic Corp.	21,028	893,059
Weyerhaeuser Co.	38,738	1,131,537

		2,024,596

Specialty Chemicals-34.60%
Ashland Global Holdings, Inc.	18,135	1,403,105
Balchem Corp.	7,639	773,143
Celanese Corp.	14,334	1,736,564
DuPont de Nemours, Inc.	23,863	1,572,810
Ecolab, Inc.	8,856	1,700,972
Ferro Corp.(b)	61,415	683,549
Innospec, Inc.	10,036	916,889
Kraton Corp.(b)	23,288	522,117
Livent Corp.(b)	117,564	806,489
NewMarket Corp.	1,879	912,236
PolyOne Corp.	26,820	859,581
PPG Industries, Inc.	14,385	1,799,851
Quaker Chemical Corp.	8,271	1,264,471
RPM International, Inc.	20,006	1,449,035
Sensient Technologies Corp.	14,959	935,835
Stepan Co.	8,470	827,688

		18,164,335

Steel-9.54%
Allegheny Technologies, Inc.(b)	41,504	871,999
Carpenter Technology Corp.	21,373	1,047,705
Commercial Metals Co.	47,122	910,868
Reliance Steel & Aluminum Co.	18,754	2,176,214

		5,006,786

Total Common Stocks & Other Equity Interests (Cost $49,195,492)		52,487,738

Money Market Funds-0.34%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(c) (Cost $179,176)	179,176	179,176

TOTAL INVESTMENTS IN SECURITIES-100.31% (Cost $49,374,668)		52,666,914
OTHER ASSETS LESS LIABILITIES-(0.31)%		(162,266)

NET ASSETS-100.00%		$52,504,648

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco DWA Basic Materials Momentum ETF (PYZ)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Specialty Chemicals	34.60
Steel	9.54
Fertilizers & Agricultural Chemicals	8.52
Commodity Chemicals	8.36
Gold	7.55
Aluminum	4.78
Diversified Chemicals	4.20
Paper Packaging	3.88
Specialized REITs	3.86
Industrial Gases	3.42
Diversified Metals & Mining	3.01
Sub-Industry Types Each Less Than 3%	8.25
Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Apparel Retail-7.09%
Boot Barn Holdings, Inc.(b)	22,741	$797,072
Burlington Stores, Inc.(b)	11,680	2,244,545
Zumiez, Inc.(b)	24,037	767,021

		3,808,638

Auto Parts & Equipment-3.87%
Adient PLC	34,104	722,664
Stoneridge, Inc.(b)	20,498	632,978
Tenneco, Inc., Class A	57,624	725,486

		2,081,128

Automotive Retail-15.93%
Asbury Automotive Group, Inc.(b)	7,278	750,580
AutoZone, Inc.(b)	1,137	1,301,160
Carvana Co.(b)(c)	19,865	1,610,654
Lithia Motors, Inc., Class A	5,884	926,613
O’Reilly Automotive, Inc.(b)	7,663	3,337,313
Sonic Automotive, Inc., Class A	19,723	635,672

		8,561,992

Cable & Satellite-9.64%
Cable One, Inc.	1,238	1,640,808
Charter Communications, Inc., Class A(b)	4,996	2,337,429
Comcast Corp., Class A	26,838	1,202,879

		5,181,116

Casinos & Gaming-2.27%
Churchill Downs, Inc.	9,394	1,221,126

Consumer Electronics-2.90%
Garmin Ltd.	16,645	1,560,469

Distributors-1.82%
Funko, Inc., Class A(b)	54,295	977,310

Diversified Support Services-2.55%
KAR Auction Services, Inc.	55,204	1,372,371

Footwear-8.63%
Crocs, Inc.(b)	46,463	1,625,740
NIKE,Inc.,Class B	33,641	3,012,552

		4,638,292

General Merchandise Stores-2.41%
Dollar General Corp.	8,080	1,295,547

Home Improvement Retail-3.67%
Home Depot, Inc. (The)	8,400	1,970,472

Homebuilding-7.05%
KB Home	45,484	1,623,324
M.D.C. Holdings, Inc.	18,214	705,064
NVR, Inc.(b)	402	1,461,909

		3,790,297

Homefurnishing Retail-1.91%
Aaron’s, Inc.	13,702	1,026,691

Hypermarkets & Super Centers-2.38%
Costco Wholesale Corp.	4,315	1,282,030

	Shares	Value
Interactive Media & Services-3.95%
IAC/InterActiveCorp.(b)	9,338	$2,122,060

Internet & Direct Marketing Retail-3.81%
Etsy, Inc.(b)	46,057	2,049,076

Leisure Products-1.41%
Callaway Golf Co.	37,416	756,552

Movies & Entertainment-6.44%
Live Nation Entertainment, Inc.(b)	29,376	2,071,008
Walt Disney Co. (The)	10,715	1,392,093

		3,463,101

Restaurants-10.44%
Darden Restaurants, Inc.	11,483	1,289,196
Denny’s Corp.(b)	21,903	440,688
Shake Shack, Inc., Class A(b)	16,964	1,395,798
Starbucks Corp.	14,196	1,200,414
Wendy’s Co. (The)	60,658	1,284,737

		5,610,833

Trading Companies & Distributors-1.84%
SiteOne Landscape Supply, Inc.(b)	11,259	991,468

Total Common Stocks & Other Equity Interests (Cost $51,318,595)		53,760,569

Money Market Funds-0.29%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $151,799)	151,799	151,799

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.30% (Cost $51,470,394)		53,912,368

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.66%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	1,073,188	1,073,188
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	357,586	357,730

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,430,908)		1,430,918

TOTAL INVESTMENTS IN SECURITIES-102.96% (Cost $52,901,302)		55,343,286
OTHER ASSETS LESS LIABILITIES-(2.96)%		(1,588,931)

NET ASSETS-100.00%		$53,754,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)–(continued)

October 31, 2019

(Unaudited)

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Automotive Retail	15.93
Restaurants	10.44
Cable & Satellite	9.64
Footwear	8.63
Apparel Retail	7.09
Homebuilding	7.05
Movies & Entertainment	6.44
Interactive Media & Services	3.95
Auto Parts & Equipment	3.87
Internet & Direct Marketing Retail	3.81
Home Improvement Retail	3.67
Sub-Industry Types Each Less Than 3%	19.49
Money Market Funds Plus Other Assets Less Liabilities	(0.01)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco DWA Consumer Staples Momentum ETF (PSL)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Distillers & Vintners-3.96%
Brown-Forman Corp., Class B	100,983	$6,616,406

Education Services-5.23%
Bright Horizons Family Solutions, Inc.(b)	32,834	4,876,506
Grand Canyon Education, Inc.(b)	41,878	3,851,101

		8,727,607

Food Distributors-8.27%
Performance Food Group Co.(b)	82,834	3,529,557
Sysco Corp.	70,789	5,653,917
US Foods Holding Corp.(b)	116,566	4,624,173

		13,807,647

Food Retail-3.03%
Casey’s General Stores, Inc.	29,628	5,060,759

Health Care Services-3.29%
Chemed Corp.	13,954	5,496,620

Home Furnishings-3.75%
Tempur Sealy International, Inc.(b)	68,852	6,262,090

Household Appliances-2.73%
Helen of Troy Ltd.(b)	30,408	4,553,902

Household Products-15.43%
Church & Dwight Co., Inc.	131,664	9,208,580
Clorox Co. (The)	39,387	5,817,066
Kimberly-Clark Corp.	34,614	4,599,508
Procter & Gamble Co. (The)	49,376	6,147,806

		25,772,960

Packaged Foods & Meats-30.36%
Freshpet, Inc.(b)	128,505	6,715,671
Hershey Co. (The)	40,327	5,922,827
J&J Snack Foods Corp.	34,470	6,575,497
John B. Sanfilippo & Son, Inc.	50,718	5,382,194
McCormick & Co., Inc.	55,512	8,920,223
Mondelez International, Inc., Class A	87,543	4,591,630
Sanderson Farms, Inc.	42,007	6,503,104
Tyson Foods, Inc., Class A	73,674	6,099,471

		50,710,617

Personal Products-9.34%
elf Beauty, Inc.(b)	174,008	2,923,334
Estee Lauder Cos., Inc. (The), Class A	33,052	6,156,596
Herbalife Nutrition Ltd.(b)	146,067	6,524,813

		15,604,743

	Shares	Value
Soft Drinks-3.20%
PepsiCo, Inc.	38,936	$5,340,851

Specialized Consumer Services-9.24%
Service Corp. International	131,202	5,967,067
ServiceMaster Global Holdings, Inc.(b)	93,702	3,783,687
WW International, Inc.(b)	163,112	5,687,715

		15,438,469

Tobacco-2.13%
Vector Group Ltd.(c)	291,226	3,552,957

Total Common Stocks & Other Equity Interests (Cost $155,841,868)		166,945,628

Money Market Funds-0.18%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $300,809)	300,809	300,809

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $156,142,677)		167,246,437

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.48%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	598,880	598,880
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	199,547	199,627

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $798,488)		798,507

TOTAL INVESTMENTS IN SECURITIES-100.62% (Cost $156,941,165)		168,044,944
OTHER ASSETS LESS LIABILITIES-(0.62)%		(1,035,670)

NET ASSETS-100.00%		$167,009,274

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco DWA Consumer Staples Momentum ETF (PSL)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Packaged Foods & Meats	30.36
Household Products	15.43
Personal Products	9.34
Specialized Consumer Services	9.24
Food Distributors	8.27
Education Services	5.23
Distillers & Vintners	3.96
Home Furnishings	3.75
Health Care Services	3.29
Soft Drinks	3.20
Food Retail	3.03
Sub-Industry Types Each Less Than 3%	4.86
Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco DWA Energy Momentum ETF (PXI)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Coal & Consumable Fuels-2.03%
Arch Coal, Inc., Class A(b)	9,342	$736,990

Integrated Oil & Gas-5.42%
Chevron Corp.	10,195	1,184,047
Exxon Mobil Corp.	11,607	784,285

		1,968,332

Oil & Gas Drilling-3.38%
Diamond Offshore Drilling, Inc.(b)(c)	100,601	532,179
Transocean Ltd.(c)	146,005	693,524

		1,225,703

Oil & Gas Equipment & Services-7.96%
Archrock, Inc.	67,583	651,500
Cactus, Inc., Class A(c)	25,668	762,853
Dril-Quip, Inc.(c)	16,547	678,758
Helix Energy Solutions Group, Inc.(c)	92,490	794,489

		2,887,600

Oil & Gas Exploration & Production-36.27%
California Resources Corp.(b)(c)	66,015	369,024
Cimarex Energy Co.	16,364	690,888
CNX Resources Corp.(c)	96,773	815,796
Comstock Resources, Inc.(b)(c)	85,629	585,702
ConocoPhillips	20,610	1,137,672
Diamondback Energy, Inc.	13,444	1,152,958
EOG Resources, Inc.	11,377	788,540
Hess Corp.	17,522	1,152,072
Kosmos Energy Ltd. (Ghana)	115,652	717,042
Marathon Oil Corp.	67,639	779,878
Murphy Oil Corp.	36,746	758,070
Parsley Energy, Inc., Class A	44,811	708,462
Range Resources Corp.(b)	175,965	709,139
Talos Energy, Inc.(c)	29,104	626,609
Tellurian, Inc.(b)(c)	88,036	701,647
Whiting Petroleum Corp.(b)(c)	88,241	559,448
WPX Energy, Inc.(c)	91,497	913,140

		13,166,087

Oil & Gas Refining & Marketing-29.37%
CVR Energy, Inc.	21,405	1,015,025
Delek US Holdings, Inc.	24,240	968,388
HollyFrontier Corp.	25,150	1,381,741
Marathon Petroleum Corp.	21,690	1,387,075
Par Pacific Holdings, Inc.(c)	35,274	798,956

	Shares	Value
Oil & Gas Refining & Marketing-(continued)
PBF Energy, Inc., Class A	34,959	$1,128,476
Phillips 66	13,730	1,603,939
Renewable Energy Group, Inc.(b)(c)	53,040	866,674
Valero Energy Corp.	15,567	1,509,688

		10,659,962

Oil & Gas Storage & Transportation-13.12%
Cheniere Energy, Inc.(c)	21,843	1,344,437
Kinder Morgan, Inc.	54,755	1,094,005
Targa Resources Corp.	30,937	1,202,830
Williams Cos., Inc. (The)	50,257	1,121,234

		4,762,506

Steel-2.32%
Warrior Met Coal, Inc.	43,171	840,971

Total Common Stocks & Other Equity Interests (Cost $40,910,343)		36,248,151

Money Market Funds-0.38%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $138,733)	138,733	138,733

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.25% (Cost $41,049,076)		36,386,884

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.60%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	2,885,794	2,885,794
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	961,547	961,931

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,847,665)		3,847,725

TOTAL INVESTMENTS IN SECURITIES-110.85% (Cost $44,896,741)		40,234,609
OTHER ASSETS LESS LIABILITIES-(10.85)%		(3,936,854)

NET ASSETS-100.00%		$36,297,755

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2019.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco DWA Energy Momentum ETF (PXI)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Oil & Gas Exploration & Production	36.27
Oil & Gas Refining & Marketing	29.37
Oil & Gas Storage & Transportation	13.12
Oil & Gas Equipment & Services	7.96
Integrated Oil & Gas	5.42
Oil & Gas Drilling	3.38
Sub-Industry Types Each Less Than 3%	4.35
Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco DWA Financial Momentum ETF (PFI)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Asset Management & Custody Banks-6.59%
Ameriprise Financial, Inc.	7,033	$1,061,209
Blackstone Group, Inc. (The), Class A	16,744	890,111
Hamilton Lane, Inc., Class A	11,211	668,400

		2,619,720

Consumer Finance-2.80%
Discover Financial Services	13,890	1,114,811

Data Processing & Outsourced Services-6.00%
Mastercard, Inc., Class A	4,505	1,247,029
Visa, Inc., Class A	6,376	1,140,411

		2,387,440

Diversified Banks-3.02%
JPMorgan Chase & Co.	9,604	1,199,732

Diversified Support Services-1.80%
McGrath RentCorp.	9,408	717,925

Financial Exchanges & Data-15.11%
Cboe Global Markets, Inc.	7,573	872,031
CME Group, Inc., Class A	4,102	843,987
Moody’s Corp.	5,389	1,189,298
MSCI, Inc.	4,661	1,093,284
Nasdaq, Inc.	8,483	846,349
S&P Global, Inc.	4,517	1,165,341

		6,010,290

Industrial REITs-9.26%
Americold Realty Trust	23,661	948,569
Duke Realty Corp.	28,198	990,878
Prologis, Inc.	10,825	950,002
Rexford Industrial Realty, Inc.	16,517	794,303

		3,683,752

Insurance Brokers-6.03%
Arthur J. Gallagher & Co.	9,440	861,117
Goosehead Insurance, Inc., Class A	13,263	678,800
Marsh & McLennan Cos., Inc.	8,305	860,564

		2,400,481

Investment Banking & Brokerage-2.31%
LPL Financial Holdings, Inc.	11,371	919,232

Life & Health Insurance-4.21%
Globe Life, Inc.	9,402	915,097
Primerica, Inc.	6,013	758,720

		1,673,817

Mortgage REITs-1.85%
Arbor Realty Trust, Inc.(b)	53,870	735,864

Packaged Foods & Meats-1.55%
Simply Good Foods Co. (The)(c)	25,064	615,071

Property & Casualty Insurance-9.63%
Cincinnati Financial Corp.	7,652	866,283

	Shares	Value
Property & Casualty Insurance-(continued)
Fidelity National Financial, Inc.	17,420	$798,533
First American Financial Corp.	12,199	753,654
Kinsale Capital Group, Inc.	7,071	747,546
Selective Insurance Group, Inc.	9,603	663,759

		3,829,775

Regional Banks-1.52%
OFG Bancorp.	29,791	605,055

Residential REITs-2.52%
Apartment Investment & Management Co., Class A	18,298	1,004,194

Retail REITs-1.92%
Agree Realty Corp.	9,711	764,935

Specialized REITs-23.87%
American Tower Corp.	13,558	2,956,729
CorEnergy Infrastructure Trust, Inc.(b)	14,519	699,380
CoreSite Realty Corp.	6,308	741,190
Crown Castle International Corp.	20,864	2,895,715
CubeSmart	25,816	818,367
Extra Space Storage, Inc.	12,315	1,382,605

		9,493,986

Total Common Stocks & Other Equity Interests (Cost $38,673,117)		39,776,080

Money Market Funds-0.40%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $160,476)	160,476	160,476

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.39% (Cost $38,833,593)		39,936,556

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.34%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	996,633	996,633
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	332,078	332,211

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,328,840)		1,328,844

TOTAL INVESTMENTS IN SECURITIES-103.73% (Cost $40,162,433)		41,265,400
OTHER ASSETS LESS LIABILITIES-(3.73)%		(1,483,904)

NET ASSETS-100.00%		$39,781,496

Investment Abbreviations:

REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco DWA Financial Momentum ETF (PFI)–(continued)

October 31, 2019

(Unaudited)

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2019.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Specialized REITs	23.87
Financial Exchanges & Data	15.11
Property & Casualty Insurance	9.63
Industrial REITs	9.26
Asset Management & Custody Banks	6.59
Insurance Brokers	6.03
Data Processing & Outsourced Services	6.00
Life & Health Insurance	4.21
Diversified Banks	3.02
Sub-Industry Types Each Less Than 3%	16.27
Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco DWA Healthcare Momentum ETF (PTH)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Biotechnology-29.44%
ACADIA Pharmaceuticals, Inc.(b)	91,412	$3,876,783
Allakos, Inc.(b)(c)	38,354	2,631,084
Arrowhead Pharmaceuticals, Inc.(b)	52,873	2,117,564
Biohaven Pharmaceutical Holding Co., Ltd.(b)	31,333	1,438,811
Catalyst Pharmaceuticals, Inc.(b)	191,736	906,911
CEL-SCI Corp.(b)(c)	144,505	991,304
Coherus Biosciences, Inc.(b)	77,426	1,344,890
Exact Sciences Corp.(b)	69,680	6,062,160
G1 Therapeutics, Inc.(b)	49,105	1,042,008
Karyopharm Therapeutics, Inc.(b)	162,994	1,907,030
Krystal Biotech, Inc.(b)(c)	26,858	1,103,058
Medicines Co. (The)(b)(c)	64,046	3,361,775
Natera, Inc.(b)	67,401	2,596,286
Neurocrine Biosciences, Inc.(b)	26,996	2,685,832
Repligen Corp.(b)	43,212	3,434,922

		35,500,418

Health Care Equipment-41.25%
Becton, Dickinson and Co.	16,478	4,218,368
Boston Scientific Corp.(b)	96,133	4,008,746
Cardiovascular Systems, Inc.(b)	54,009	2,404,481
CONMED Corp.	14,122	1,553,702
DexCom, Inc.(b)	24,328	3,752,351
Edwards Lifesciences Corp.(b)	20,989	5,003,358
Hill-Rom Holdings, Inc	18,587	1,945,873
IDEXX Laboratories, Inc.(b)	14,595	4,159,721
Insulet Corp.(b)	32,356	4,701,974
Integer Holdings Corp.(b)	26,615	2,061,066
Intuitive Surgical, Inc.(b)	6,191	3,423,313
Masimo Corp.(b)	36,426	5,310,546
Nevro Corp.(b)	17,635	1,520,137
ResMed, Inc.	19,865	2,938,431
Tandem Diabetes Care, Inc.(b)	44,582	2,745,360

		49,747,427

Health Care Facilities-2.25%
Hanger, Inc.(b)	63,330	1,431,891
US Physical Therapy, Inc.	9,027	1,277,050

		2,708,941

Health Care Services-2.71%
Addus HomeCare Corp.(b)	12,244	1,031,067
LHC Group, Inc.(b)	20,190	2,240,485

		3,271,552

Health Care Supplies-4.17%
Haemonetics Corp.(b)	17,892	2,160,101
West Pharmaceutical Services, Inc	19,934	2,867,307

		5,027,408

	Shares	Value
Health Care Technology-2.95%
HMS Holdings Corp.(b)	59,742	$1,952,966
Inspire Medical Systems, Inc.(b)	26,229	1,599,444

		3,552,410

Life Sciences Tools & Services-6.02%
Medpace Holdings, Inc.(b)	23,732	1,747,387
Thermo Fisher Scientific, Inc.	18,252	5,511,739

		7,259,126

Managed Health Care-3.36%
Humana, Inc.	13,776	4,052,899

Pharmaceuticals-7.85%
Axsome Therapeutics, Inc.(b)(c)	105,544	2,541,500
Dova Pharmaceuticals, Inc.(b)	69,278	1,975,116
Lannett Co., Inc.(b)(c)	133,098	1,582,535
Zoetis, Inc.	26,335	3,368,773

		9,467,924

Total Common Stocks & Other Equity Interests (Cost $108,629,941)		120,588,105

Money Market Funds-0.21%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $253,494)	253,494	253,494

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $108,883,435)		120,841,599

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.81%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	5,254,215	5,254,215
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	1,750,705	1,751,405

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,005,620)		7,005,620

TOTAL INVESTMENTS IN SECURITIES-106.02% (Cost $115,889,055)		127,847,219
OTHER ASSETS LESS LIABILITIES-(6.02)%		(7,256,219)

NET ASSETS-100.00%.		$120,591,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco DWA Healthcare Momentum ETF (PTH)–(continued)

October 31, 2019

(Unaudited)

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Health Care Equipment	41.25
Biotechnology	29.44
Pharmaceuticals	7.85
Life Sciences Tools & Services	6.02
Health Care Supplies	4.17
Managed Health Care	3.36
Sub-Industry Types Each Less Than 3%	7.91
Money Market Funds Plus Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco DWA Industrials Momentum ETF (PRN)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Aerospace & Defense-15.51%
Aerojet Rocketdyne Holdings, Inc.(b)	32,884	$1,421,575
HEICO Corp.	31,653	3,904,081
Hexcel Corp.	21,195	1,581,571
Lockheed Martin Corp.	9,245	3,482,406
Northrop Grumman Corp.	7,641	2,693,300
Teledyne Technologies, Inc.(b)	8,096	2,668,442

		15,751,375

Agricultural & Farm Machinery-2.17%
Toro Co. (The)	28,578	2,204,221

Building Products-4.11%
AAON, Inc.	29,148	1,418,341
Masco Corp.	59,659	2,759,229

		4,177,570

Construction Machinery & Heavy Trucks-1.31%
Alamo Group, Inc.	12,419	1,329,578

Data Processing & Outsourced Services-8.10%
Automatic Data Processing, Inc.	15,054	2,442,211
Broadridge Financial Solutions, Inc.	21,410	2,680,960
Fiserv, Inc.(b)	29,210	3,100,349

		8,223,520

Distributors-2.36%
Pool Corp.	11,540	2,393,396

Diversified Support Services-6.50%
Cintas Corp.	13,110	3,522,264
Copart, Inc.(b)	37,310	3,083,298

		6,605,562

Electrical Components & Equipment-3.75%
AMETEK, Inc.	41,513	3,804,666

Electronic Equipment & Instruments-2.63%
Keysight Technologies, Inc.(b)	26,492	2,673,308

Environmental & Facilities Services-3.57%
Casella Waste Systems, Inc., Class A(b)	41,965	1,829,255
Tetra Tech, Inc.	20,475	1,790,948

		3,620,203

Health Care Equipment-6.32%
Danaher Corp.	27,483	3,787,707
Teleflex, Inc.	7,556	2,625,030

		6,412,737

Homebuilding-2.00%
TopBuild Corp.(b)	19,561	2,032,975

Human Resource & Employment Services-1.62%
TriNet Group, Inc.(b)	31,015	1,643,485

Industrial Conglomerates-3.19%
Roper Technologies, Inc.	9,609	3,237,849

Industrial Machinery-8.37%
IDEX Corp.	14,850	2,309,621
Ingersoll-Rand PLC	22,499	2,854,898
RBC Bearings, Inc.(b)	10,312	1,654,457
SPX Corp.(b)	36,857	1,678,468

		8,497,444

	Shares	Value
IT Consulting & Other Services-3.54%
Accenture PLC, Class A	19,367	$3,591,029

Paper Packaging-2.32%
Graphic Packaging Holding Co.	150,286	2,353,479

Railroads-3.78%
Union Pacific Corp.	23,223	3,842,477

Research & Consulting Services-7.94%
CoStar Group, Inc.(b)	4,165	2,288,751
Exponent, Inc.	23,965	1,522,496
FTI Consulting, Inc.(b)	17,183	1,870,713
TransUnion	28,851	2,383,670

		8,065,630

Semiconductors-1.45%
Impinj, Inc.(b)(c)	44,855	1,475,505

Specialty Chemicals-3.97%
Sherwin-Williams Co. (The)	7,049	4,034,284

Trucking-5.51%
Old Dominion Freight Line, Inc.	21,030	3,829,142
Saia, Inc.(b)	19,815	1,767,498

		5,596,640

Total Common Stocks & Other Equity Interests (Cost $89,451,335)		101,566,933

Money Market Funds-0.16%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $156,488)	156,488	156,488

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $89,607,823)		101,723,421

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	178,239	178,239
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	59,389	59,413

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $237,652)		237,652

TOTAL INVESTMENTS IN SECURITIES-100.41% (Cost $89,845,475)		101,961,073
OTHER ASSETS LESS LIABILITIES-(0.41)%		(417,968)

NET ASSETS-100.00%.		$101,543,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco DWA Industrials Momentum ETF (PRN)–(continued)

October 31, 2019

(Unaudited)

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Aerospace & Defense	15.51
Industrial Machinery	8.37
Data Processing & Outsourced Services	8.10
Research & Consulting Services	7.94
Diversified Support Services	6.50
Health Care Equipment	6.32
Trucking	5.51
Building Products	4.11
Specialty Chemicals	3.97
Railroads	3.78
Electrical Components & Equipment	3.75
Environmental & Facilities Services	3.57
IT Consulting & Other Services	3.54
Industrial Conglomerates	3.19
Sub-Industry Types Each Less Than 3%	15.86
Money Market Funds Plus Other Assets Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco DWA Technology Momentum ETF (PTF)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Advertising-1.76%
Cardlytics, Inc.(b)(c)	85,732	$3,593,028

Aerospace & Defense-3.96%
L3Harris Technologies, Inc.	23,942	4,939,474
Mercury Systems, Inc.(b)	42,588	3,137,032

		8,076,506

Alternative Carriers-1.85%
Cogent Communications Holdings, Inc.	30,403	1,782,832
Vonage Holdings Corp.(b)	203,164	1,984,912

		3,767,744

Application Software-40.43%
Adobe, Inc.(b)	28,060	7,798,716
AppFolio, Inc., Class A(b)	38,528	3,746,077
Aspen Technology, Inc.(b)	20,454	2,354,460
Cadence Design Systems, Inc.(b)	142,909	9,339,103
Coupa Software, Inc.(b)	67,120	9,228,329
Digital Turbine, Inc.(b)	616,348	4,308,272
Five9, Inc.(b)	76,791	4,262,668
Intuit, Inc.	28,109	7,238,067
LivePerson, Inc.(b)	101,752	4,176,920
Model N, Inc.(b)	57,695	1,718,734
Paylocity Holding Corp.(b)	27,373	2,808,470
Pegasystems, Inc.	41,374	3,111,739
Q2 Holdings, Inc.(b)	42,291	3,023,384
RingCentral, Inc., Class A(b)	92,782	14,986,149
Synopsys, Inc.(b)	31,322	4,251,961

		82,353,049

Communications Equipment-3.51%
Harmonic, Inc.(b)	221,986	1,727,051
Motorola Solutions, Inc.	32,610	5,423,695

		7,150,746

Interactive Media & Services-2.78%
Snap, Inc., Class A(b)(c)	375,544	5,655,693

Internet Services & Infrastructure-3.20%
VeriSign, Inc.(b)	34,256	6,509,325

IT Consulting & Other Services-4.40%
EPAM Systems, Inc.(b)	24,207	4,259,464
Leidos Holdings, Inc.	54,629	4,710,658

		8,970,122

Semiconductor Equipment-8.23%
Cabot Microelectronics Corp.	18,739	2,831,838
Entegris, Inc.	114,844	5,512,512
KLA Corp.	39,042	6,599,660
Ultra Clean Holdings, Inc.(b)	84,730	1,810,680

		16,754,690

Investment Abbreviations:

REIT-Real Estate Investment Trust

	Shares	Value
Semiconductors-16.46%
Advanced Micro Devices, Inc.(b)	213,018	$7,227,701
Ambarella, Inc.(b)	37,333	1,964,836
Broadcom, Inc.	29,755	8,713,752
Inphi Corp.(b)	83,995	6,037,560
Lattice Semiconductor Corp.(b)	166,169	3,255,251
MACOM Technology Solutions Holdings, Inc.(b)	103,686	2,357,819
Monolithic Power Systems, Inc.	26,504	3,973,480

		33,530,399

Specialized REITs-3.98%
SBA Communications Corp., Class A	33,715	8,113,515

Systems Software-5.47%
Microsoft Corp.	37,133	5,323,758
ServiceNow, Inc.(b)	23,516	5,814,566

		11,138,324

Technology Distributors-3.35%
CDW Corp.	53,270	6,813,766

Wireless Telecommunication Services-0.65%
Gogo, Inc.(b)(c)	216,838	1,333,554

Total Common Stocks & Other Equity Interests (Cost $189,938,272)		203,760,461

Money Market Funds-0.16%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $321,882)	321,882	321,882

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.19% (Cost $190,260,154)		204,082,343

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.21%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	4,907,570	4,907,570
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	1,635,203	1,635,857

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,543,427)		6,543,427

TOTAL INVESTMENTS IN SECURITIES-103.40% (Cost $196,803,581)		210,625,770
OTHER ASSETS LESS LIABILITIES-(3.40)%		(6,919,088)

NET ASSETS-100.00%		$203,706,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco DWA Technology Momentum ETF (PTF)–(continued)

October 31, 2019

(Unaudited)

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Application Software	40.43
Semiconductors	16.46
Semiconductor Equipment	8.23
Systems Software	5.47
IT Consulting & Other Services	4.40
Specialized REITs	3.98
Aerospace & Defense	3.96
Communications Equipment	3.51
Technology Distributors	3.35
Internet Services & Infrastructure	3.20
Sub-Industry Types Each Less Than 3%	7.04
Money Market Funds Plus Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco DWA Utilities Momentum ETF (PUI)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Electric Utilities-43.27%
Alliant Energy Corp.	194,355	$10,366,896
American Electric Power Co., Inc.	90,951	8,584,865
Entergy Corp.	83,491	10,142,487
Evergy, Inc.	159,409	10,187,829
Eversource Energy	119,742	10,027,195
Exelon Corp.	145,293	6,609,378
Hawaiian Electric Industries, Inc.	135,325	6,109,924
IDACORP, Inc.	61,730	6,643,383
MGE Energy, Inc.	76,746	5,912,512
NextEra Energy, Inc.	44,391	10,580,151
OGE Energy Corp.	134,833	5,805,909
Pinnacle West Capital Corp.	100,357	9,445,601
PNM Resources, Inc.	156,001	8,135,452
Portland General Electric Co.	103,605	5,893,052
Xcel Energy, Inc.	143,518	9,114,828

		123,559,462

Gas Utilities-11.50%
Atmos Energy Corp.	85,154	9,578,122
Chesapeake Utilities Corp.	58,086	5,506,553
ONE Gas, Inc.	63,947	5,936,840
Southwest Gas Holdings, Inc.	65,028	5,676,944
Spire, Inc.	72,867	6,125,200

		32,823,659

Independent Power Producers & Energy Traders-5.63%
AES Corp. (The)	458,997	7,825,899
Vistra Energy Corp.	305,706	8,263,233

		16,089,132

Multi-Utilities-23.89%
Ameren Corp.	101,208	7,863,862
Black Hills Corp.	79,964	6,303,562

	Shares	Value
Multi-Utilities-(continued)
CMS Energy Corp.	155,331	$9,928,758
DTE Energy Co.	76,451	9,733,741
NiSource, Inc.	380,589	10,671,716
NorthWestern Corp.	88,352	6,407,287
Public Service Enterprise Group, Inc.	113,420	7,180,620
WEC Energy Group, Inc.	107,321	10,131,102

		68,220,648

Oil & Gas Storage & Transportation-3.15%
ONEOK, Inc.	128,853	8,997,805

Renewable Electricity-1.85%
Ormat Technologies, Inc.	68,806	5,267,787

Water Utilities-10.63%
American States Water Co.	80,231	7,632,375
American Water Works Co., Inc.	90,031	11,098,121
Aqua America, Inc.	147,475	6,685,042
California Water Service Group	88,456	4,950,882

		30,366,420

Total Common Stocks & Other Equity Interests (Cost $264,751,861)		285,324,913

Money Market Funds-0.13%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(b) (Cost $378,338)	378,338	378,338

TOTAL INVESTMENTS IN SECURITIES-100.05% (Cost $265,130,199)		285,703,251
OTHER ASSETS LESS LIABILITIES-(0.05)%		(137,440)

NET ASSETS-100.00%		$285,565,811

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco DWA Utilities Momentum ETF (PUI)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Electric Utilities	43.27
Multi-Utilities	23.89
Gas Utilities	11.50
Water Utilities	10.63
Independent Power Producers & Energy Traders	5.63
Oil & Gas Storage & Transportation	3.15
Renewable Electricity	1.85
Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco NASDAQ Internet ETF (PNQI)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Advertising-0.20%
Criteo S.A., ADR (France)(b)	37,988	$634,399
TechTarget, Inc.(b)	16,467	401,795

		1,036,194

Alternative Carriers-0.31%
Cogent Communications Holdings, Inc.	27,878	1,634,766

Application Software-5.88%
2U, Inc.(b)(c)	37,715	676,041
Alarm.com Holdings, Inc.(b)	28,874	1,426,376
Anaplan, Inc.(b)	76,915	3,630,388
AppFolio, Inc., Class A(b)	9,740	947,020
Benefitfocus, Inc.(b)	19,471	442,673
Cornerstone OnDemand, Inc.(b)	36,135	2,116,427
Coupa Software, Inc.(b)	36,521	5,021,272
eGain Corp.(b)	18,054	135,856
Envestnet, Inc.(b)	31,074	1,941,814
Five9, Inc.(b)	36,116	2,004,799
j2 Global, Inc.	29,130	2,766,185
LivePerson, Inc.(b)	39,021	1,601,812
LogMeIn, Inc.	29,439	1,933,554
New Relic, Inc.(b)	34,780	2,228,007
Nutanix, Inc., Class A(b)	101,382	2,962,382
SPS Commerce, Inc.(b)	21,407	1,129,648

		30,964,254

Asset Management & Custody Banks-0.12%
Blucora, Inc.(b)	29,091	629,238

Commercial Printing-0.45%
Cimpress N.V. (Netherlands)(b)	17,978	2,375,253

Communications Equipment-2.12%
Arista Networks, Inc.(b)	45,641	11,162,419

Data Processing & Outsourced Services-0.18%
NIC, Inc.	39,874	937,836

Interactive Home Entertainment-3.17%
NetEase, Inc., ADR (China)	43,362	12,395,461
Sea Ltd., ADR (Taiwan)(b)(c)	144,880	4,311,629

		16,707,090

Interactive Media & Services-31.87%
Alphabet, Inc., Class C(b)	36,243	45,670,167
Autohome, Inc., ADR (China)(b)(c)	34,144	2,887,217
Baidu, Inc., ADR (China)(b)	167,453	17,055,088
Eventbrite, Inc., Class A(b)(c)	29,574	531,741
Facebook, Inc., Class A(b)	231,931	44,449,576
IAC/InterActiveCorp.(b)	46,752	10,624,392
Match Group, Inc.(c)	42,315	3,088,572
Meet Group, Inc. (The)(b)	45,411	193,451
Momo, Inc., ADR (China)	95,538	3,202,434
QuinStreet, Inc.(b)	30,350	389,390
SINA Corp. (China)(b)	41,418	1,640,153
Snap, Inc., Class A(b)(c)	657,290	9,898,787
Sogou, Inc., ADR (China)(b)(c)	55,833	287,540
Sohu.com Ltd., ADR (China)(b)	23,542	241,305
TripAdvisor, Inc.(b)	75,330	3,043,332
TrueCar, Inc.(b)	63,232	207,401
Twitter, Inc.(b)	459,560	13,773,013

	Shares	Value
Interactive Media & Services-(continued)
Weibo Corp., ADR (China)(b)(c)	44,416	$2,184,823
Yandex N.V., Class A (Russia)(b)	172,186	5,749,291
YY, Inc., ADR (China)(b)	29,961	1,702,983
Zillow Group, Inc., Class A(b)	34,828	1,128,079

		167,948,735

Internet & Direct Marketing Retail-37.54%
1-800-Flowers.com, Inc., Class A(b)	21,304	303,795
Alibaba Group Holding Ltd., ADR (China) (b)	246,027	43,465,590
Amazon.com, Inc.(b)	24,241	43,068,015
Baozun, Inc., ADR (China)(b)(c)	28,319	1,232,443
Booking Holdings, Inc.(b)	10,947	22,427,885
eBay, Inc.	498,650	17,577,413
Etsy, Inc.(b)	71,733	3,191,401
Expedia Group, Inc.	81,483	11,135,467
Groupon, Inc.(b)	338,012	939,673
GrubHub, Inc.(b)(c)	54,400	1,852,864
JD.com, Inc., ADR (China)(b)	549,996	17,132,375
Lands’ End, Inc.(b)(c)	19,204	231,792
Liquidity Services, Inc.(b)	20,039	130,053
MakeMyTrip Ltd. (India)(b)	35,910	826,648
MercadoLibre, Inc. (Argentina)(b)	29,551	15,411,438
Overstock.com, Inc.(b)	21,014	221,278
PetMed Express, Inc.(c)	12,014	281,308
Shutterstock, Inc.(b)	21,018	852,911
Stamps.com, Inc.(b)	10,221	862,959
Stitch Fix, Inc., Class A(b)(c)	32,643	746,219
Trip.com Group, Ltd., ADR (China)(b)	289,990	9,566,770
Vipshop Holdings Ltd., ADR (China)(b)	277,894	3,206,897
Wayfair, Inc., Class A(b)(c)	38,606	3,174,571

		197,839,765

Internet Services & Infrastructure-7.83%
21Vianet Group, Inc., ADR (China)(b)	37,218	315,609
Akamai Technologies, Inc.(b)	98,245	8,498,192
Brightcove, Inc.(b)	22,795	216,780
Carbonite, Inc.(b)	20,657	354,681
Endurance International Group Holdings, Inc.(b)	86,974	340,938
GoDaddy, Inc., Class A(b)	105,384	6,853,122
Okta, Inc.(b)	63,476	6,923,327
Switch, Inc., Class A	50,223	741,794
VeriSign, Inc.(b)	70,353	13,368,477
Wix.com Ltd. (Israel)(b)	29,693	3,624,625

		41,237,545

Movies & Entertainment-7.99%
Netflix, Inc.(b)	146,590	42,131,432

Research & Consulting Services-2.26%
CoStar Group, Inc.(b)	21,722	11,936,673

Wireless Telecommunication Services-0.11%
Boingo Wireless, Inc.(b)	26,268	248,758
Gogo, Inc.(b)(c)	52,444	322,531

		571,289

Total Common Stocks & Other Equity Interests (Cost $482,561,261)		527,112,489

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco NASDAQ Internet ETF (PNQI)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $81,998)	81,998	$81,998

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $482,643,259)		527,194,487

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.98%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	16,622,843	16,622,843

	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	4,334,720	$4,336,454

Total Investments Purchased with Cash Collateral from Securities on Loan
(Cost $20,959,116)		20,959,297

TOTAL INVESTMENTS IN SECURITIES-104.03% (Cost $503,602,375)		548,153,784
OTHER ASSETS LESS LIABILITIES-(4.03)%		(21,219,548)

NET ASSETS-100.00%		$526,934,236

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:

China	22.11%

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Internet & Direct Marketing Retail	37.54
Interactive Media & Services	31.87
Movies & Entertainment	7.99
Internet Services & Infrastructure	7.83
Application Software	5.88
Interactive Home Entertainment	3.17
Sub-Industry Types Each Less Than 3%	5.75
Money Market Funds Plus Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

(This Page Intentionally Left Blank)

23

Statements of Assets and Liabilities

October 31, 2019

(Unaudited)

	Invesco DWA Basic Materials Momentum ETF (PYZ)	Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)	Invesco DWA Consumer Staples Momentum ETF (PSL)	Invesco DWA Energy Momentum ETF (PXI)
Assets:
Unaffiliated investments in securities, at value(a)	$52,487,738	$53,760,569	$166,945,628	$36,248,151
Affiliated investments in securities, at value	179,176	1,582,717	1,099,316	3,986,458
Receivable for:
Dividends	33,881	9,451	88,435	52,872
Securities lending	129	268	72	36,175
Fund shares sold	-	2,687,700	-	-
Foreign tax reclaims	-	-	-	-

Total assets	52,700,924	58,040,705	168,133,451	40,323,656

Liabilities:
Payable for:
Investments purchased	-	2,688,099	-	-
Collateral upon return of securities loaned	-	1,430,908	798,488	3,847,665
Accrued unitary management fees	-	-	-	-
Accrued advisory fees	12,131	10,191	56,424	5,987
Accrued trustees’ and officer’s fees	38,304	35,854	39,040	42,909
Accrued expenses	145,841	121,298	230,225	129,340

Total liabilities	196,276	4,286,350	1,124,177	4,025,901

Net Assets	$52,504,648	$53,754,355	$167,009,274	$36,297,755

Net assets consist of:
Shares of beneficial interest	$94,318,268	$107,082,178	$209,521,381	$212,580,795
Distributable earnings (loss)	(41,813,620)	(53,327,823)	(42,512,107)	(176,283,040)

Net Assets	$52,504,648	$53,754,355	$167,009,274	$36,297,755

Shares outstanding (unlimited amount authorized, $0.01 par value)	900,000	1,000,000	2,350,000	1,400,000
Net asset value	$58.34	$53.75	$71.07	$25.93

Market price	$58.19	$53.70	$71.00	$25.87

Unaffiliated investments in securities, at cost	$49,195,492	$51,318,595	$155,841,868	$40,910,343

Affiliated investments in securities, at cost	$179,176	$1,582,707	$1,099,297	$3,986,398

(a)Includes securities on loan with an aggregate value of:	$-	$1,377,063	$764,086	$3,581,672

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco DWA Financial Momentum ETF (PFI)	Invesco DWA Healthcare Momentum ETF (PTH)	Invesco DWA Industrials Momentum ETF (PRN)	Invesco DWA Technology Momentum ETF (PTF)	Invesco DWA Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$39,776,080	$120,588,105	$101,566,933	$203,760,461	$285,324,913	$527,112,489
1,489,320	7,259,114	394,140	6,865,309	378,338	21,041,295

9,184	7,987	29,275	9,743	312,856	299
1,103	44,791	1,684	2,394	-	14,869
-	-	-	-	-	-
-	-	-	10,778	-	-

41,275,687	127,899,997	101,992,032	210,648,685	286,016,107	548,168,952

-	-	-	-	-	-
1,328,840	7,005,620	237,652	6,543,427	-	20,959,116
-	-	-	-	-	266,507
13,623	36,683	39,740	70,383	101,475	-
34,236	42,970	39,201	38,715	36,383	-
117,492	223,724	132,334	289,478	312,438	9,093

1,494,191	7,308,997	448,927	6,942,003	450,296	21,234,716

$39,781,496	$120,591,000	$101,543,105	$203,706,682	$285,565,811	$526,934,236

$47,769,642	$248,659,783	$134,616,987	$253,910,226	$271,053,383	$518,799,428
(7,988,146)	(128,068,783)	(33,073,882)	(50,203,544)	14,512,428	8,134,808

$39,781,496	$120,591,000	$101,543,105	$203,706,682	$285,565,811	$526,934,236

1,050,000	1,500,000	1,550,000	2,850,000	8,250,000	4,000,000
$37.89	$80.39	$65.51	$71.48	$34.61	$131.73

$37.81	$80.28	$65.41	$71.38	$34.59	$131.62

$38,673,117	$108,629,941	$89,451,335	$189,938,272	$264,751,861	$482,561,261

$1,489,316	$7,259,114	$394,140	$6,865,309	$378,338	$21,041,114

$1,291,715	$6,872,182	$231,745	$6,412,101	$-	$19,766,134

25

Statements of Operations

For the six months ended October 31, 2019

(Unaudited)

	Invesco DWA Basic Materials Momentum ETF (PYZ)	Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)	Invesco DWA Consumer Staples Momentum ETF (PSL)	Invesco DWA Energy Momentum ETF (PXI)
Investment income:
Unaffiliated dividend income	$535,455	$114,695	$884,703	$710,165
Affiliated dividend income	2,194	7	3,090	1,810
Securities lending income	4,463	5,493	2,659	66,665
Foreign withholding tax	-	-	-	-

Total investment income	542,112	120,195	890,452	778,640

Expenses:
Unitary management fees	-	-	-	-
Advisory fees	140,942	108,907	410,838	98,080
Sub-licensing fees	42,289	32,674	123,269	29,429
Accounting & administration fees	16,386	14,345	15,864	15,653
Professional fees	13,159	13,622	13,115	13,042
Custodian & transfer agent fees	1,866	3,309	1,222	2,131
Trustees’ and officer’s fees	3,868	3,469	4,343	3,947
Proxy fees	5,378	5,306	6,145	5,258
Other expenses	10,950	9,001	10,214	11,446

Total expenses	234,838	190,633	585,010	178,986

Less: Waivers	(60,516)	(55,132)	(86,130)	(56,194)

Net expenses	174,322	135,501	498,880	122,792

Net investment income (loss)	367,790	(15,306)	391,572	655,848

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(3,896,086)	(1,899,848)	(7,044,382)	(7,649,284)
In-kind redemptions	608,181	2,334,192	11,293,272	(721,779)

Net realized gain (loss)	(3,287,905)	434,344	4,248,890	(8,371,063)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	975,410	(1,869,372)	(7,206,177)	(531,929)
Affiliated investment securities	-	10	19	60

Change in unrealized appreciation (depreciation)	975,410	(1,869,362)	(7,206,158)	(531,869)

Net realized and unrealized gain (loss)	(2,312,495)	(1,435,018)	(2,957,268)	(8,902,932)

Net increase (decrease) in net assets resulting from operations	$(1,944,705)	$(1,450,324)	$(2,565,696)	$(8,247,084)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco DWA Financial Momentum ETF (PFI)	Invesco DWA Healthcare Momentum ETF (PTH)	Invesco DWA Industrials Momentum ETF (PRN)	Invesco DWA Technology Momentum ETF (PTF)	Invesco DWA Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$438,324	$83,646	$619,003	$224,106	$2,820,026	$367,032
1,487	3,896	2,643	2,556	2,697	2,192
24,278	98,604	31,287	37,934	123	83,512
(1,295)	-	-	-	-	-

462,794	186,146	652,933	264,596	2,822,846	452,736

-	-	-	-	-	1,657,822
133,733	344,646	269,284	568,104	588,935	-
24,930	103,411	26,928	170,450	176,704	-
15,404	18,942	17,217	17,938	11,633	-
12,811	13,640	13,073	13,180	13,517	-
1,745	2,950	2,371	2,191	16,531	-
3,735	4,757	4,185	4,539	4,516	-
5,380	5,966	5,720	6,440	6,476	9,093
9,495	13,466	10,140	10,547	9,779	-

207,233	507,778	348,918	793,389	828,091	1,666,915

(41,508)	(88,576)	(20,262)	(105,450)	(115,160)	(174)

165,725	419,202	328,656	687,939	712,931	1,666,741

297,069	(233,056)	324,277	(423,343)	2,109,915	(1,214,005)

(657,832)	(10,521,263)	(2,683,084)	(12,939,892)	(2,961,709)	(1,313,192)
7,129,234	17,170,382	11,326,928	25,278,181	10,778,439	8,809,335

6,471,402	6,649,119	8,643,844	12,338,289	7,816,730	7,496,143

(2,512,904)	582,995	(5,514,235)	(21,739,545)	8,909,906	(50,702,636)
4	-	-	-	-	181

(2,512,900)	582,995	(5,514,235)	(21,739,545)	8,909,906	(50,702,455)

3,958,502	7,232,114	3,129,609	(9,401,256)	16,726,636	(43,206,312)

$4,255,571	$6,999,058	$3,453,886	$(9,824,599)	$18,836,551	$(44,420,317)

27

Statements of Changes in Net Assets

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco DWA Basic Materials Momentum ETF (PYZ)		Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019
Operations:
Net investment income (loss)	$367,790	$952,729	$(15,306)	$80,585
Net realized gain (loss)	(3,287,905)	(2,625,577)	434,344	1,411,723
Change in net unrealized appreciation (depreciation)	975,410	(7,328,753)	(1,869,362)	341,267

Net increase (decrease) in net assets resulting from operations	(1,944,705)	(9,001,601)	(1,450,324)	1,833,575

Distributions to Shareholders from:
Distributable earnings	(521,115)	(888,902)	(1,446)	(158,244)

Shareholder Transactions:
Proceeds from shares sold	-	27,240,965	43,338,493	52,623,503
Value of shares repurchased	(8,547,105)	(53,946,537)	(19,403,007)	(78,491,892)

Net increase (decrease) in net assets resulting from share transactions	(8,547,105)	(26,705,572)	23,935,486	(25,868,389)

Net increase (decrease) in net assets	(11,012,925)	(36,596,075)	22,483,716	(24,193,058)

Net assets:
Beginning of period	63,517,573	100,113,648	31,270,639	55,463,697

End of period	$52,504,648	$63,517,573	$53,754,355	$31,270,639

Changes in Shares Outstanding:
Shares sold	-	400,000	800,000	950,000
Shares repurchased	(150,000)	(850,000)	(350,000)	(1,500,000)
Shares outstanding, beginning of period	1,050,000	1,500,000	550,000	1,100,000

Shares outstanding, end of period	900,000	1,050,000	1,000,000	550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco DWA Consumer Staples Momentum ETF (PSL)		Invesco DWA Energy Momentum ETF (PXI)		Invesco DWA Financial Momentum ETF (PFI)		Invesco DWA Healthcare Momentum ETF (PTH)
Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019

$391,572	$960,078	$655,848	$625,338	$297,069	$472,205	$(233,056)	$(936,116)
4,248,890	(54,146)	(8,371,063)	(4,349,965)	6,471,402	2,242,954	6,649,119	(11,160,441)
(7,206,158)	7,172,036	(531,869)	(18,412,376)	(2,512,900)	(3,476,945)	582,995	(10,003,951)

(2,565,696)	8,077,968	(8,247,084)	(22,137,003)	4,255,571	(761,786)	6,999,058	(22,100,508)

(494,685)	(896,392)	(587,553)	(813,322)	(350,348)	(535,745)	-	-

85,966,862	184,250,972	2,608,010	109,650,071	80,127,630	17,180,080	53,534,635	366,642,626
(90,297,855)	(108,009,337)	(8,602,307)	(124,310,912)	(69,112,586)	(61,351,116)	(103,293,877)	(336,483,387)

(4,330,993)	76,241,635	(5,994,297)	(14,660,841)	11,015,044	(44,171,036)	(49,759,242)	30,159,239

(7,391,374)	83,423,211	(14,828,934)	(37,611,166)	14,920,267	(45,468,567)	(42,760,184)	8,058,731

174,400,648	90,977,437	51,126,689	88,737,855	24,861,229	70,329,796	163,351,184	155,292,453

$167,009,274	$174,400,648	$36,297,755	$51,126,689	$39,781,496	$24,861,229	$120,591,000	$163,351,184

1,200,000	2,600,000	100,000	2,550,000	2,200,000	500,000	650,000	4,100,000
(1,250,000)	(1,550,000)	(300,000)	(3,050,000)	(1,850,000)	(1,800,000)	(1,250,000)	(4,000,000)
2,400,000	1,350,000	1,600,000	2,100,000	700,000	2,000,000	2,100,000	2,000,000

2,350,000	2,400,000	1,400,000	1,600,000	1,050,000	700,000	1,500,000	2,100,000

29

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco DWA Industrials Momentum ETF (PRN)		Invesco DWA Technology Momentum ETF (PTF)
	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019
Operations:
Net investment income (loss)	$324,277	$301,854	$(423,343)	$(206,032)
Net realized gain	8,643,844	295,631	12,338,289	16,289,164
Change in net unrealized appreciation (depreciation)	(5,514,235)	7,878,282	(21,739,545)	15,847,728

Net increase (decrease) in net assets resulting from operations	3,453,886	8,475,767	(9,824,599)	31,930,860

Distributions to Shareholders from:
Distributable earnings	(366,800)	(271,559)	-	(94,036)

Shareholder Transactions:
Proceeds from shares sold	56,054,255	70,906,996	201,454,644	155,387,556
Value of shares repurchased	(59,437,359)	(84,325,128)	(163,888,946)	(129,255,146)

Net increase (decrease) in net assets resulting from share transactions	(3,383,104)	(13,418,132)	37,565,698	26,132,410

Net increase (decrease) in net assets	(296,018)	(5,213,924)	27,741,099	57,969,234

Net assets:
Beginning of period	101,839,123	107,053,047	175,965,583	117,996,349

End of period	$101,543,105	$101,839,123	$203,706,682	$175,965,583

Changes in Shares Outstanding:
Shares sold	850,000	1,150,000	2,750,000	2,400,000
Shares repurchased	(900,000)	(1,400,000)	(2,350,000)	(2,050,000)
Shares outstanding, beginning of period	1,600,000	1,850,000	2,450,000	2,100,000

Shares outstanding, end of period	1,550,000	1,600,000	2,850,000	2,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco DWA Utilities Momentum ETF (PUI)		Invesco NASDAQ Internet ETF (PNQI)
Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019

$2,109,915	$2,156,924	$(1,214,005)	$(2,031,013)
7,816,730	6,490,296	7,496,143	58,622,369
8,909,906	10,841,628	(50,702,455)	(8,326,753)

18,836,551	19,488,848	(44,420,317)	48,264,603

(2,700,288)	(1,488,891)	-	-

149,420,037	224,199,894	-	148,587,172
(103,627,283)	(63,293,016)	(26,877,021)	(199,155,415)

45,792,754	160,906,878	(26,877,021)	(50,568,243)

61,929,017	178,906,835	(71,297,338)	(2,303,640)

223,636,794	44,729,959	598,231,574	600,535,214

$285,565,811	$223,636,794	$526,934,236	$598,231,574

4,450,000	7,350,000	-	1,100,000
(3,150,000)	(2,050,000)	(200,000)	(1,550,000)
6,950,000	1,650,000	4,200,000	4,650,000

8,250,000	6,950,000	4,000,000	4,200,000

31

Financial Highlights

Invesco DWA Basic Materials Momentum ETF (PYZ)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,

			2019	2018	2017	2016	2015

Per Share Operating Performance:
Net asset value at beginning of period	$60.49		$66.74	$61.38	$54.35	$53.85	$52.33

Net investment income(a)	0.38		0.72	0.49	0.46	0.58	0.43
Net realized and unrealized gain (loss) on investments	(2.00)		(6.30)	5.27	7.14	0.59	1.57

Total from investment operations	(1.62)		(5.58)	5.76	7.60	1.17	2.00

Distributions to shareholders from:
Net investment income	(0.53)		(0.67)	(0.40)	(0.57)	(0.67)	(0.48)

Net asset value at end of period	$58.34		$60.49	$66.74	$61.38	$54.35	$53.85

Market price at end of period(b)	$58.19		$60.48	$66.79	$61.38	$54.38	$53.80

Net Asset Value Total Return(c)	(2.68)%		(8.36)%	9.40%	14.04%	2.32%	3.82%
Market Price Total Return(c)	(2.92)%		(8.46)%	9.48%	13.98%	2.47%	3.77%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$52,505		$63,518	$100,114	$101,269	$168,497	$78,082
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.82	%(d)	0.76%	0.76%	0.69%	0.69%	0.69%
Net investment income	1.31	%(d)	1.12%	0.75%	0.79%	1.17%	0.79%
Portfolio turnover rate(e)	48%		89%	75%	132%	96%	80%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights–(continued)

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,

			2019	2018	2017	2016	2015

Per Share Operating Performance:
Net asset value at beginning of period	$56.86		$50.42	$44.36	$42.26	$45.93	$39.79

Net investment income (loss)(a)	(0.02)		0.08	0.25	0.15	0.17	0.27
Net realized and unrealized gain (loss) on investments	(3.09)		6.53	6.03	2.30	(3.71)	6.06

Total from investment operations	(3.11)		6.61	6.28	2.45	(3.54)	6.33

Distributions to shareholders from:
Net investment income	(0.00	)(b)	(0.17)	(0.22)	(0.35)	(0.13)	(0.19)

Net asset value at end of period	$53.75		$56.86	$50.42	$44.36	$42.26	$45.93

Market price at end of period(c)	$53.70		$56.87	$50.48	$44.37	$42.25	$45.93

Net Asset Value Total Return(d)	(5.46)%		13.15%	14.20%	5.85%	(7.73)%	15.91%
Market Price Total Return(d)	(5.57)%		13.03%	14.31%	5.90%	(7.76)%	16.06%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$53,754		$31,271	$55,464	$28,837	$92,964	$96,463
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.86	%(e)	0.80%	0.90%	0.86%	0.71%	0.81%
Net investment income (loss)	(0.06	)%(e)	0.15%	0.52%	0.35%	0.39%	0.63%
Portfolio turnover rate(f)	72%		136%	185%	117%	139%	114%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights–(continued)

Invesco DWA Consumer Staples Momentum ETF (PSL)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,

			2019	2018	2017	2016	2015

Per Share Operating Performance:
Net asset value at beginning of period	$72.67		$67.39	$59.38	$56.05	$51.43	$43.04

Net investment income(a)	0.17		0.45	0.41	0.76	0.43	0.76	(b)
Net realized and unrealized gain (loss) on investments	(1.55)		5.25	7.90	3.69	4.54	8.37

Total from investment operations	(1.38)		5.70	8.31	4.45	4.97	9.13

Distributions to shareholders from:
Net investment income	(0.22)		(0.42)	(0.30)	(1.12)	(0.35)	(0.74)

Net asset value at end of period	$71.07		$72.67	$67.39	$59.38	$56.05	$51.43

Market price at end of period(c)	$71.00		$72.65	$67.61	$59.38	$56.05	$51.43

Net Asset Value Total Return(d)	(1.90)%		8.50%	14.03%	8.12%	9.67%	21.28%
Market Price Total Return(d)	(1.97)%		8.12%	14.40%	8.12%	9.67%	21.31%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$167,009		$174,401	$90,977	$77,191	$297,070	$97,713
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.71	%(e)	0.71%	0.79%	0.71%	0.69%	0.78%
Net investment income	0.48	%(e)	0.64%	0.65%	1.33%	0.76%	1.54	%(b)
Portfolio turnover rate(f)	59%		118%	80%	106%	113%	83%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received of $5.77 per share owned of Pilgrim’s Pride Corp. on January 28, 2015. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.28 and 0.55%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights–(continued)

Invesco DWA Energy Momentum ETF (PXI)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,

			2019	2018	2017	2016	2015

Per Share Operating Performance:
Net asset value at beginning of period	$31.95		$42.26	$36.36	$37.97	$49.51	$60.41

Net investment income(a)	0.46		0.28	0.41	0.14	0.51	0.53
Net realized and unrealized gain (loss) on investments	(6.06)		(10.24)	5.80	(1.50)	(11.39)	(10.82)

Total from investment operations	(5.60)		(9.96)	6.21	(1.36)	(10.88)	(10.29)

Distributions to shareholders from:
Net investment income	(0.42)		(0.35)	(0.31)	(0.19)	(0.66)	(0.61)
Return of capital	-		-	-	(0.06)	-	-

Total distributions	(0.42)		(0.35)	(0.31)	(0.25)	(0.66)	(0.61)

Net asset value at end of period	$25.93		$31.95	$42.26	$36.36	$37.97	$49.51

Market price at end of period(b)	$25.87		$31.95	$42.32	$36.35	$37.95	$49.51

Net Asset Value Total Return(c)	(17.64)%		(23.63)%	17.28%	(3.62)%	(22.01)%	(17.08)%
Market Price Total Return(c)	(17.83)%		(23.74)%	17.47%	(3.60)%	(22.05)%	(17.02)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$36,298		$51,127	$88,738	$112,731	$125,286	$183,178
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.90	%(d)	0.75%	0.78%	0.72%	0.76%	0.74%
Net investment income	3.36	%(d)	0.72%	1.15%	0.34%	1.32%	0.97%
Portfolio turnover rate(e)	46%		113%	95%	116%	119%	109%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights–(continued)

Invesco DWA Financial Momentum ETF (PFI)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,

			2019	2018	2017	2016	2015

Per Share Operating Performance:
Net asset value at beginning of period	$35.52		$35.16	$30.66	$29.42	$30.76	$27.82

Net investment income(a)	0.21		0.41	0.35	0.47	0.42	0.37
Net realized and unrealized gain (loss) on investments	2.37		0.39	4.44	1.43	(1.37)	2.92

Total from investment operations	2.58		0.80	4.79	1.90	(0.95)	3.29

Distributions to shareholders from:
Net investment income	(0.21)		(0.44)	(0.29)	(0.66)	(0.39)	(0.35)

Net asset value at end of period	$37.89		$35.52	$35.16	$30.66	$29.42	$30.76

Market price at end of period(b)	$37.81		$35.49	$35.22	$30.64	$29.43	$30.76

Net Asset Value Total Return(c)	7.27%		2.44%	15.64%	6.51%	(3.11)%	11.84%
Market Price Total Return(c)	7.13%		2.18%	15.91%	6.41%	(3.08)%	11.96%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$39,781		$24,861	$70,330	$85,857	$29,418	$38,447
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(d)	0.60%	0.60%	0.60%	0.60%	0.60	%(e)
Expenses, prior to Waivers	0.76	%(d)	0.79%	0.75%	0.77%	0.84%	0.85	%(e)
Net investment income	1.12	%(d)	1.22%	1.04%	1.53%	1.38%	1.24%
Portfolio turnover rate(f)	69%		132%	105%	204%	119%	115%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights–(continued)

Invesco DWA Healthcare Momentum ETF (PTH)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,

			2019	2018	2017	2016	2015

Per Share Operating Performance:
Net asset value at beginning of period	$77.79		$77.65	$55.03	$44.31	$57.68	$45.34

Net investment income (loss)(a)	(0.14)		(0.33)	(0.21)	(0.19)	(0.27)	(0.20)
Net realized and unrealized gain (loss) on investments	2.74		0.47	22.83	10.91	(13.10)	12.54

Total from investment operations	2.60		0.14	22.62	10.72	(13.37)	12.34

Net asset value at end of period	$80.39		$77.79	$77.65	$55.03	$44.31	$57.68

Market price at end of period(b)	$80.28		$77.69	$77.80	$55.02	$44.28	$57.64

Net Asset Value Total Return(c)	3.34%		0.18%	41.11%	24.19%	(23.18)%	27.22%
Market Price Total Return(c)	3.34%		(0.15)%	41.40%	24.26%	(23.18)%	27.13%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$120,591		$163,351	$155,292	$63,279	$75,332	$178,802
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.73	%(d)	0.69%	0.73%	0.78%	0.70%	0.68%
Net investment income (loss)	(0.33	)%(d)	(0.39)%	(0.31)%	(0.39)%	(0.48)%	(0.38)%
Portfolio turnover rate(e)	64%		166%	130%	175%	200%	151%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights–(continued)

Invesco DWA Industrials Momentum ETF (PRN)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,

			2019	2018	2017	2016	2015

Per Share Operating Performance:
Net asset value at beginning of period	$63.65		$57.87	$52.27	$45.13	$46.84	$46.47

Net investment income(a)	0.20		0.17	0.23	0.29	0.22	0.17
Net realized and unrealized gain (loss) on investments	1.89		5.76	5.73	7.14	(1.73)	0.35

Total from investment operations	2.09		5.93	5.96	7.43	(1.51)	0.52

Distributions to shareholders from:
Net investment income	(0.23)		(0.15)	(0.23)	(0.29)	(0.20)	(0.15)
Return of capital	-		-	(0.13)	-	-	-

Total distributions	(0.23)		(0.15)	(0.36)	(0.29)	(0.20)	(0.15)

Net asset value at end of period	$65.51		$63.65	$57.87	$52.27	$45.13	$46.84

Market price at end of period(b)	$65.41		$63.64	$57.91	$52.26	$45.13	$46.85

Net Asset Value Total Return(c)	3.28%		10.28%	11.43%	16.50%	(3.24)%	1.12%
Market Price Total Return(c)	3.14%		10.19%	11.53%	16.48%	(3.26)%	1.23%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$101,543		$101,839	$107,053	$130,669	$42,876	$112,414
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.64	%(d)	0.64%	0.64%	0.65%	0.65%	0.64%
Net investment income	0.61	%(d)	0.29%	0.39%	0.59%	0.48%	0.36%
Portfolio turnover rate(e)	60%		104%	106%	122%	122%	121%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights–(continued)

Invesco DWA Technology Momentum ETF (PTF)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,

			2019	2018	2017	2016	2015

Per Share Operating Performance:
Net asset value at beginning of period	$71.82		$56.19	$45.25	$36.16	$40.37	$32.44

Net investment income (loss)(a)	(0.14)		(0.09)	0.04	0.07	(0.01)	0.17
Net realized and unrealized gain (loss) on investments	(0.20)		15.76	10.92	9.12	(4.20)	8.02

Total from investment operations	(0.34)		15.67	10.96	9.19	(4.21)	8.19

Distributions to shareholders from:
Net investment income.	-		(0.04)	(0.02)	(0.05)	-	(0.26)
Return of capital	-		-	-	(0.05)	-	-

Total distributions	-		(0.04)	(0.02)	(0.10)	-	(0.26)

Net asset value at end of period	$71.48		$71.82	$56.19	$45.25	$36.16	$40.37

Market price at end of period(b)	$71.38		$71.91	$56.21	$45.22	$36.16	$40.36

Net Asset Value Total Return(c)	(0.47)%		27.90%	24.22%	25.46%	(10.43)%	25.29%
Market Price Total Return(c)	(0.74)%		28.01%	24.35%	25.38%	(10.41)%	25.22%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$203,707		$175,966	$117,996	$131,217	$182,623	$64,588
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.70	%(d)	0.72%	0.74%	0.72%	0.70%	0.77%
Net investment income (loss)	(0.37	)%(d)	(0.15)%	0.08%	0.17%	(0.03)%	0.46%
Portfolio turnover rate(e)	73%		133%	107%	147%	159%	157%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights–(continued)

Invesco DWA Utilities Momentum ETF (PUI)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$32.18		$27.11	$27.50	$25.12	$22.51	$22.49

Net investment income(a)	0.30		0.63	0.65	0.65	0.64	0.57
Net realized and unrealized gain (loss) on investments	2.52		4.98	(0.31)	2.71	2.60	(0.01)

Total from investment operations	2.82		5.61	0.34	3.36	3.24	0.56

Distributions to shareholders from:
Net investment income	(0.39)		(0.54)	(0.73)	(0.98)	(0.63)	(0.54)

Net asset value at end of period	$34.61		$32.18	$27.11	$27.50	$25.12	$22.51

Market price at end of period(b)	$34.59		$32.18	$27.13	$27.51	$25.10	$22.50

Net Asset Value Total Return(c)	8.81%		20.98%	1.16%	13.65%	14.86%	2.48%
Market Price Total Return(c)	8.74%		20.89%	1.19%	13.78%	14.81%	2.53%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$285,566		$223,637	$44,730	$137,476	$200,953	$34,893
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.70	%(d)	0.73%	0.83%	0.71%	0.74%	0.80%
Net investment income	1.79	%(d)	2.08%	2.35%	2.46%	2.74%	2.49%
Portfolio turnover rate(e)	34%		49%	41%	54%	91%	47%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights–(continued)

Invesco NASDAQ Internet ETF (PNQI)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$142.44		$129.15	$99.14	$76.48	$72.28	$61.62

Net investment income (loss)(a)	(0.30)		(0.44)	(0.36)	(0.22)	(0.16)	(0.21)
Net realized and unrealized gain (loss) on investments	(10.41)		13.73	30.40	22.88	4.36	10.87

Total from investment operations.	(10.71)		13.29	30.04	22.66	4.20	10.66

Distributions to shareholders from:
Net investment income	-		-	(0.03)	-	-	-

Net asset value at end of period	$131.73		$142.44	$129.15	$99.14	$76.48	$72.28

Market price at end of period(b)	$131.62		$142.41	$129.29	$99.17	$76.44	$72.26

Net Asset Value Total Return(c)	(7.53)%		10.29%	30.30%	29.63%	5.81%	17.30%
Market Price Total Return(c)	(7.58)%		10.15%	30.40%	29.73%	5.79%	17.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$526,934		$598,232	$600,535	$351,939	$279,152	$216,851
Ratio to average net assets of:
Expenses	0.60	%(d)(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss)	(0.44	)%(e)	(0.34)%	(0.31)%	(0.26)%	(0.21)%	(0.31)%
Portfolio turnover rate(f)	9%		20%	20%	14%	27%	31%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2019

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco DWA Basic Materials Momentum ETF (PYZ)	“DWA Basic Materials Momentum ETF”
Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)	“DWA Consumer Cyclicals Momentum ETF”
Invesco DWA Consumer Staples Momentum ETF (PSL)	“DWA Consumer Staples Momentum ETF”
Invesco DWA Energy Momentum ETF (PXI)	“DWA Energy Momentum ETF”
Invesco DWA Financial Momentum ETF (PFI)	“DWA Financial Momentum ETF”
Invesco DWA Healthcare Momentum ETF (PTH)	“DWA Healthcare Momentum ETF”
Invesco DWA Industrials Momentum ETF (PRN)	“DWA Industrials Momentum ETF”
Invesco DWA Technology Momentum ETF (PTF)	“DWA Technology Momentum ETF”
Invesco DWA Utilities Momentum ETF (PUI)	“DWA Utilities Momentum ETF”
Invesco NASDAQ Internet ETF (PNQI)	“NASDAQ Internet ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA Basic Materials Momentum ETF	Dorsey Wright® Basic Materials Technical Leaders Index
DWA Consumer Cyclicals Momentum ETF	Dorsey Wright® Consumer Cyclicals Technical Leaders Index
DWA Consumer Staples Momentum ETF	Dorsey Wright® Consumer Staples Technical Leaders Index
DWA Energy Momentum ETF	Dorsey Wright® Energy Technical Leaders Index
DWA Financial Momentum ETF	Dorsey Wright® Financials Technical Leaders Index
DWA Healthcare Momentum ETF	Dorsey Wright® Healthcare Technical Leaders Index
DWA Industrials Momentum ETF	Dorsey Wright® Industrials Technical Leaders Index
DWA Technology Momentum ETF	Dorsey Wright® Technology Technical Leaders Index
DWA Utilities Momentum ETF	Dorsey Wright® Utilities Technical Leaders Index
NASDAQ Internet ETF	NASDAQ Internet IndexSM

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued.

42

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with

43

respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s NAV and possibly face trading halts and/or delisting. This risk may be heightened for a Fund if it invests in non-U.S. securities, which may have lower trading volumes.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high positive momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. NASDAQ Internet ETF is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Certain Funds invest in securities of small- and mid- capitalization companies, which involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest

44

income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NASDAQ Internet ETF) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

NASDAQ Internet ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

45

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Securities Lending - Each Fund may participate in securities lending. Each Fund may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for NASDAQ Internet ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

Pursuant to another Investment Advisory Agreement, NASDAQ Internet ETF accrues daily and pays monthly to the Adviser, as compensation for its services, an annual unitary management fee of 0.60% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of NASDAQ Internet ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except NASDAQ Internet ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except NASDAQ Internet ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2021. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2021. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees.

Further, through August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s

46

investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2019, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

DWA Basic Materials Momentum ETF	$60,516
DWA Consumer Cyclicals Momentum ETF	55,132
DWA Consumer Staples Momentum ETF	86,130
DWA Energy Momentum ETF	56,194
DWA Financial Momentum ETF	41,508
DWA Healthcare Momentum ETF	88,576
DWA Industrials Momentum ETF	20,262
DWA Technology Momentum ETF	105,450
DWA Utilities Momentum ETF	115,160
NASDAQ Internet ETF	174

Except for NASDAQ Internet ETF, the fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2019 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/20	4/30/21	4/30/22	10/31/22
DWA Basic Materials Momentum ETF	$477,672	$125,307	$159,542	$132,491	$60,332
DWA Consumer Cyclicals Momentum ETF	397,373	115,120	119,724	107,540	54,989
DWA Consumer Staples Momentum ETF	601,610	214,731	140,107	160,906	85,866
DWA Energy Momentum ETF	533,830	184,582	160,735	132,479	56,034
DWA Financial Momentum ETF	321,649	91,999	112,796	75,482	41,372
DWA Healthcare Momentum ETF	611,963	124,797	174,653	224,272	88,241
DWA Industrials Momentum ETF	158,154	47,109	51,599	39,388	20,058
DWA Technology Momentum ETF	620,365	180,774	173,020	161,341	105,230
DWA Utilities Momentum ETF	557,115	165,742	140,725	135,751	114,897

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
DWA Basic Materials Momentum ETF	Dorsey Wright & Associates, LLC
DWA Consumer Cyclicals Momentum ETF	Dorsey Wright & Associates, LLC
DWA Consumer Staples Momentum ETF	Dorsey Wright & Associates, LLC
DWA Energy Momentum ETF	Dorsey Wright & Associates, LLC
DWA Financial Momentum ETF	Dorsey Wright & Associates, LLC
DWA Healthcare Momentum ETF	Dorsey Wright & Associates, LLC
DWA Industrials Momentum ETF	Dorsey Wright & Associates, LLC
DWA Technology Momentum ETF	Dorsey Wright & Associates, LLC
DWA Utilities Momentum ETF	Dorsey Wright & Associates, LLC
NASDAQ Internet ETF	Nasdaq, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for NASDAQ Internet ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

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The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of

Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2019, which expire as follows:

	No expiration
	Short-Term	Long-Term	Total*
DWA Basic Materials Momentum ETF	$35,085,639	$6,540,589	$41,626,228
DWA Consumer Cyclicals Momentum ETF	55,705,628	445,085	56,150,713
DWA Consumer Staples Momentum ETF	56,144,781	1,444,229	57,589,010
DWA Energy Momentum ETF	145,159,073	17,559,247	162,718,320
DWA Financial Momentum ETF	15,154,985	412,595	15,567,580
DWA Healthcare Momentum ETF	145,792,956	-	145,792,956
DWA Industrials Momentum ETF	53,664,003	43,373	53,707,376
DWA Technology Momentum ETF	75,543,958	-	75,543,958
DWA Utilities Momentum ETF	11,687,042	1,889,000	13,576,042
NASDAQ Internet ETF	11,100,138	15,508,317	26,608,455

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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NOTE 6–Investment Transactions

For the six-month period ended October 31, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
DWA Basic Materials Momentum ETF	$27,043,710	$27,201,429
DWA Consumer Cyclicals Momentum ETF	30,708,588	30,669,352
DWA Consumer Staples Momentum ETF	102,728,711	101,797,315
DWA Energy Momentum ETF	18,247,621	18,301,631
DWA Financial Momentum ETF	35,643,085	35,184,289
DWA Healthcare Momentum ETF	93,984,100	92,493,975
DWA Industrials Momentum ETF	67,922,807	67,403,213
DWA Technology Momentum ETF	173,550,912	170,936,250
DWA Utilities Momentum ETF	84,324,170	83,519,108
NASDAQ Internet ETF	48,522,292	49,548,737

For the six-month period ended October 31, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA Basic Materials Momentum ETF	$-	$8,548,705
DWA Consumer Cyclicals Momentum ETF	43,339,584	19,427,106
DWA Consumer Staples Momentum ETF	86,019,237	91,453,252
DWA Energy Momentum ETF	2,534,261	8,471,804
DWA Financial Momentum ETF	78,883,005	68,325,019
DWA Healthcare Momentum ETF	53,559,946	104,926,206
DWA Industrials Momentum ETF	56,049,206	59,946,301
DWA Technology Momentum ETF	201,595,034	166,993,711
DWA Utilities Momentum ETF	149,401,026	105,060,949
NASDAQ Internet ETF	-	26,868,503

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At October 31, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
DWA Basic Materials Momentum ETF	$6,327,842	$(3,263,161)	$3,064,681	$49,602,233
DWA Consumer Cyclicals Momentum ETF	3,537,535	(1,099,903)	2,437,632	52,905,654
DWA Consumer Staples Momentum ETF	13,348,524	(2,595,428)	10,753,096	157,291,848
DWA Energy Momentum ETF	1,316,179	(6,610,140)	(5,293,961)	45,528,570
DWA Financial Momentum ETF	1,539,185	(462,996)	1,076,189	40,189,211
DWA Healthcare Momentum ETF	13,700,491	(2,106,138)	11,594,353	116,252,866
DWA Industrials Momentum ETF	13,600,932	(1,567,437)	12,033,495	89,927,578
DWA Technology Momentum ETF	15,859,476	(2,273,838)	13,585,638	197,040,132
DWA Utilities Momentum ETF	21,231,988	(1,169,049)	20,062,939	265,640,312
NASDAQ Internet ETF	89,628,260	(60,502,316)	29,125,944	519,027,840

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for NASDAQ Internet ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral

49

Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

50

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Invesco NASDAQ Internet ETF), you incur advisory fees and other Fund expenses. As a shareholder of the Invesco NASDAQ Internet ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2019 through October 31, 2019.

In addition to the fees and expenses which the Invesco NASDAQ Internet ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly are included in the Portfolio total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco DWA Basic Materials Momentum ETF (PYZ)
Actual	$1,000.00	$973.20	0.61%	$3.03
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.61	3.10
Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
Actual	1,000.00	945.40	0.61	2.98
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.61	3.10
Invesco DWA Consumer Staples Momentum ETF (PSL)
Actual	1,000.00	981.00	0.60	2.99
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05

51

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco DWA Energy Momentum ETF (PXI)
Actual	$1,000.00	$823.60	0.61%	$2.80
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.61	3.10
Invesco DWA Financial Momentum ETF (PFI)
Actual	1,000.00	1,072.70	0.61	3.18
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.61	3.10
Invesco DWA Healthcare Momentum ETF (PTH)
Actual	1,000.00	1,033.40	0.60	3.07
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05
Invesco DWA Industrials Momentum ETF (PRN)
Actual	1,000.00	1,032.80	0.60	3.07
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05
Invesco DWA Technology Momentum ETF (PTF)
Actual	1,000.00	995.30	0.60	3.01
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05
Invesco DWA Utilities Momentum ETF (PUI)
Actual	1,000.00	1,088.10	0.60	3.15
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05
Invesco NASDAQ Internet ETF (PNQI)
Actual	1,000.00	924.70	0.60	2.90
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

52

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Invesco Exchange-Traded Fund Trust was held on August 19, 2019. The Meeting was held for the following purpose:

(1).	To elect ten (10) trustees to the Board of Trustees of the Trust.

The results of the voting on the above matter was as follows:

Matter		Votes For	Votes Withheld
(1).	Ronn R. Bagge	728,737,753.65	22,013,719.89
	Todd J. Barre	736,212,431.57	14,539,041.97
	Kevin M. Carome	735,406,511.30	15,344,962.24
	Edmund P. Giambastiani, Jr.	734,022,540.17	16,728,933.36
	Victoria J. Herget	736,579,144.26	14,172,329.27
	Marc M. Kole	728,485,556.55	22,265,916.99
	Yung Bong Lim	735,944,320.11	14,807,153.42
	Joanne Pace	735,925,022.32	14,826,451.22
	Gary R. Wicker	735,241,254.75	15,510,218.79
	Donald H. Wilson	728,014,927.08	22,736,546.45

53

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-3	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

October 31, 2019

PPA	Invesco Aerospace & Defense ETF

EEB	Invesco BRIC ETF

PZD	Invesco CleantechTM ETF

PDP	Invesco DWA Momentum ETF

PSP	Invesco Global Listed Private Equity ETF

PGJ	Invesco Golden Dragon China ETF

NFO	Invesco Insider Sentiment ETF

RYJ	Invesco Raymond James SB-1 Equity ETF

PBP	Invesco S&P 500 BuyWrite ETF

SPHQ	Invesco S&P 500® Quality ETF

CSD	Invesco S&P Spin-Off ETF

PHO	Invesco Water Resources ETF

PBW	Invesco WilderHill Clean Energy ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco Aerospace & Defense ETF (PPA)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Aerospace & Defense-67.93%
AAR Corp.	84,462	$3,526,289
Aerojet Rocketdyne Holdings, Inc.(b)	184,522	7,976,886
AeroVironment, Inc.(b)	58,139	3,370,899
Axon Enterprise, Inc.(b)	142,788	7,300,750
Boeing Co. (The)	202,399	68,797,444
BWX Technologies, Inc.	231,252	13,435,741
Cubic Corp.	66,173	4,879,597
Curtiss-Wright Corp.	103,848	14,045,442
Ducommun, Inc.(b)	27,721	1,374,407
Elbit Systems Ltd. (Israel)	103,802	17,014,186
General Dynamics Corp.	302,807	53,536,278
HEICO Corp.	322,746	39,807,492
Hexcel Corp.	205,889	15,363,437
Huntington Ingalls Industries, Inc.	101,730	22,956,392
Kratos Defense & Security Solutions, Inc.(b)	251,939	4,756,608
L3Harris Technologies, Inc.	205,089	42,311,912
Lockheed Martin Corp.	198,490	74,767,213
Maxar Technologies, Inc.(c)	144,219	1,224,419
Mercury Systems, Inc.(b)	131,709	9,701,685
Moog, Inc., Class A	84,487	7,072,407
Northrop Grumman Corp.	178,945	63,074,534
Parsons Corp.(b)	234,677	8,354,501
Raytheon Co.	295,782	62,767,898
Teledyne Technologies, Inc.(b)	87,617	28,878,563
Textron, Inc.	572,019	26,364,356
TransDigm Group, Inc.	82,569	43,454,413
Triumph Group, Inc.	121,122	2,515,704
United Technologies Corp.	570,166	81,864,434
Vectrus, Inc.(b)	27,356	1,250,443

		731,744,330

Communications Equipment-1.13%
Comtech Telecommunications Corp.	58,860	2,057,157
ViaSat, Inc.(b)	147,012	10,120,306

		12,177,463

Construction & Engineering-3.00%
Jacobs Engineering Group, Inc.	345,295	32,312,706

Containers & Packaging-3.78%
Ball Corp.	581,610	40,695,252

Diversified Telecommunication Services-0.79%
Intelsat S.A.(b)	335,054	8,507,021

Electronic Equipment, Instruments & Components-1.98%
FLIR Systems, Inc.	329,023	16,964,426
OSI Systems, Inc.(b)	43,781	4,344,826

		21,309,252

	Shares	Value
Industrial Conglomerates-7.47%
Honeywell International, Inc.	466,012	$80,494,253

IT Services-10.01%
Booz Allen Hamilton Holding Corp.	339,978	23,924,252
CACI International, Inc., Class A(b)	60,407	13,516,066
KBR, Inc.	342,095	9,633,395
Leidos Holdings, Inc.	354,477	30,566,552
ManTech International Corp., Class A	96,538	7,643,879
Perspecta, Inc.	395,993	10,509,654
Science Applications International Corp.	145,676	12,035,751

		107,829,549

Machinery-2.88%
Oshkosh Corp.	175,711	15,002,205
Woodward, Inc.	149,941	15,992,707

		30,994,912

Software-0.71%
FireEye, Inc.(b)	484,643	7,676,745

Trading Companies & Distributors-0.37%
Kaman Corp.	67,671	3,970,258

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $845,155,589)		1,077,711,741

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	279,087	279,087
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	92,992	93,029

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $372,113)		372,116

TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $845,527,702)		1,078,083,857
OTHER ASSETS LESS LIABILITIES-(0.08)%		(891,820)

NET ASSETS-100.00%		$1,077,192,037

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Aerospace & Defense ETF (PPA)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Aerospace & Defense	67.93
IT Services	10.01
Industrial Conglomerates	7.47
Containers & Packaging	3.78
Construction & Engineering	3.00
Industry Types Each Less Than 3%	7.86
Money Market Funds Plus Other Assets Less Liabilities	(0.05)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BRIC ETF (EEB)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-16.61%
58.com, Inc., ADR (China)(b)	8,640	$456,278
Autohome, Inc., ADR (China)(b)(c)	5,334	451,043
Baidu, Inc., ADR (China)(b)	25,950	2,643,008
Bilibili, Inc., ADR (China)(b)(c)	7,439	117,462
Bitauto Holdings Ltd., ADR (China)(b)	2,432	36,796
China Mobile Ltd. (China)	519,079	4,225,377
China Telecom Corp. Ltd., H Shares (China)	1,302,036	554,857
China Unicom Hong Kong Ltd. (China)	545,728	541,014
HUYA, Inc., ADR (China)(b)	5,375	119,540
iQIYI, Inc., ADR (China)(b)(c)	25,228	439,724
Mail.Ru Group Ltd., GDR (Russia)(b)(d)	9,787	207,876
Mobile TeleSystems PJSC, ADR (Russia)	42,206	377,744
Momo, Inc., ADR (China)	14,752	494,487
NetEase, Inc., ADR (China)	6,485	1,853,802
Oi S.A., ADR (Brazil)(b)	48,238	52,097
Qutoutiao, Inc., ADR (China)(b)(c)	11,487	47,786
Rostelecom PJSC, ADR (Russia)	3,113	22,600
Sistema PJSFC, GDR (Russia)(d)	15,121	68,256
Sohu.com Ltd., ADR (China)(b)	2,821	28,915
Telefonica Brasil S.A., ADR (Brazil)	38,869	511,905
Tencent Music Entertainment Group, ADR (China)(b)	4,016	55,581
TIM Participacoes S.A., ADR (Brazil)	14,951	211,557
VEON Ltd., ADR (Russia)	62,477	149,945
Weibo Corp., ADR (China)(b)(c)	6,018	296,025
YY, Inc., ADR (China)(b)(c)	4,090	232,476

		14,196,151

Consumer Discretionary-20.82%
Alibaba Group Holding Ltd., ADR (China)(b)	47,687	8,424,862
Baozun, Inc., ADR (China)(b)(c)	3,628	157,891
Huazhu Group Ltd., ADR (China)	10,494	397,303
JD.com, Inc., ADR (China)(b)	81,674	2,544,145
Luckin Coffee, Inc., ADR (China)(b)(c)	3,075	60,208
Mahindra & Mahindra Ltd., GDR (India)(d)	2,651	22,666
New Oriental Education & Technology Group, Inc., ADR (China)(b)	11,130	1,358,528
NIO, Inc., ADR (China)(b)(c)	64,315	93,257
Pinduoduo, Inc., ADR (China)(b)	33,839	1,383,338
TAL Education Group, ADR (China)(b)	34,383	1,471,936
Tata Motors Ltd., ADR (India)(b)	18,910	228,433
Trip.com Group, Ltd., ADR (China)(b)	37,413	1,234,255
Vipshop Holdings Ltd., ADR (China)(b)	35,694	411,909

		17,788,731

Consumer Staples-4.02%
Ambev S.A., ADR (Brazil)	413,386	1,781,694
BRF S.A., ADR (Brazil)(b)	67,872	594,559
Cia Brasileira de Distribuicao, ADR (Brazil)	14,671	302,516
Magnit PJSC, GDR (Russia)(d)	35,397	402,110
X5 Retail Group N.V., GDR (Russia)(d)	10,447	349,556

		3,430,435

Energy-22.67%
China Petroleum & Chemical Corp., H Shares (China)	2,395,993	1,375,655
CNOOC Ltd., ADR (China)	2,394	355,605
Gazprom Neft PJSC, ADR (Russia)	3,117	100,523

	Shares	Value
Energy-(continued)
Gazprom PJSC, ADR (Russia)	566,630	$4,535,306
LUKOIL PJSC, ADR (Russia)	41,531	3,819,191
Novatek PJSC, GDR (Russia)(d)	7,674	1,642,236
PetroChina Co., Ltd., H Shares (China)	1,979,893	972,554
Petroleo Brasileiro S.A., ADR (Brazil)	125,748	2,042,148
Petroleo Brasileiro S.A., ADR (Brazil)	118,549	1,788,904
Reliance Industries Ltd., GDR (India)(d)	9,502	390,057
Rosneft Oil Co. PJSC, GDR (Russia)(d)	109,429	724,639
Surgutneftegas PJSC, ADR (Russia)	41,428	273,425
Tatneft PJSC, ADR (Russia)	17,104	1,197,280
Ultrapar Participacoes S.A., ADR (Brazil)	32,235	150,537

		19,368,060

Financials-20.46%
360 Finance, Inc., ADR (China)(b)	4,640	41,064
Axis Bank Ltd., GDR (India)(d)	2,452	127,259
Banco Bradesco S.A., ADR (Brazil)	337,329	2,955,002
Banco Santander Brasil S.A., ADR (Brazil)	26,354	309,396
China Life Insurance Co., Ltd., H Shares (China)	698,382	1,817,752
HDFC Bank Ltd., ADR (India)	38,547	2,354,836
ICICI Bank Ltd., ADR (India)	123,081	1,603,745
Itau Unibanco Holding S.A., ADR (Brazil)	436,564	3,942,173
LexinFintech Holdings Ltd., ADR (China)(b)	5,343	60,590
Qudian, Inc., ADR (China)(b)(c)	11,342	78,600
Sberbank of Russia PJSC, ADR (Russia)	253,275	3,723,142
State Bank of India, GDR (India)(b)(d)	4,274	185,064
TCS Group Holding PLC, GDR (Russia)(d)	4,776	90,840
VTB Bank PJSC, GDR (Russia)(d)	145,819	193,793

		17,483,256

Health Care-0.87%
BeiGene Ltd., ADR (China)(b)	3,443	476,304
Dr. Reddy’s Laboratories Ltd., ADR (India)	3,825	149,749
Zai Lab Ltd., ADR (China)(b)	3,406	115,089

		741,142

Industrials-2.18%
Azul S.A., ADR (Brazil)(b)	7,923	308,839
China Eastern Airlines Corp. Ltd., H Shares (China)(b)	190,241	95,149
China Southern Airlines Co., Ltd., H Shares (China)	144,305	89,112
Embraer S.A., ADR (Brazil)	16,282	282,818
Gol Linhas Aereas Inteligentes S.A., ADR (Brazil)	6,154	111,818
Larsen & Toubro Ltd., GDR (India)(d)	4,052	85,497
ZTO Express Cayman, Inc., ADR (China)	40,552	892,144

		1,865,377

Information Technology-2.89%
Daqo New Energy Corp., ADR (China)(b)	838	31,811
GDS Holdings Ltd., ADR (China)(b)	6,297	262,459
Infosys Ltd., ADR (India)	175,779	1,685,721
JinkoSolar Holding Co. Ltd., ADR (China)(b)(c)	2,930	42,309
QIWI PLC, ADR (Russia)	2,565	49,658
Wipro Ltd., ADR (India)	48,834	194,359
WNS (Holdings) Ltd., ADR (India)(b)	3,220	199,125

		2,465,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco BRIC ETF (EEB)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Materials-8.07%
Aluminum Corp. of China Ltd., H Shares (China)(b)	370,629	$110,181
Cia Siderurgica Nacional S.A., ADR (Brazil)	59,730	174,412
Gerdau S.A., ADR (Brazil)	98,961	325,582
Magnitogorsk Iron & Steel Works PJSC, GDR (Russia)(d)	9,984	72,983
MMC Norilsk Nickel PJSC, ADR (Russia)	56,436	1,563,277
Novolipetsk Steel PJSC, GDR (Russia)(d)	10,660	208,510
PhosAgro PJSC, GDR (Russia)(d)	9,459	118,994
Polyus PJSC, GDR (Russia)(d)	5,272	310,257
Severstal PJSC, GDR (Russia)(d)	18,029	246,276
Sinopec Shanghai Petrochemical Co. Ltd., H Shares (China)	288,771	80,320
Suzano S.A., ADR (Brazil)	9,241	74,667
Vale S.A., ADR (Brazil)(b)	297,606	3,493,894
Vedanta Ltd., ADR (India)	14,255	118,887

		6,898,240

Utilities-1.33%
Centrais Eletricas Brasileiras S.A., ADR (Brazil)	8,131	79,765
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)	32,083	434,404
Cia Energetica de Minas Gerais, ADR (Brazil)	91,149	306,261
Cia Paranaense de Energia, Class B, ADR (Brazil)	9,481	130,743
Huaneng Power International, Inc., H Shares (China)	353,241	168,109
RusHydro PJSC, ADR (Russia)	22,699	17,024

		1,136,306

Total Common Stocks & Other Equity Interests (Cost $80,579,008)		85,373,140

	Shares	Value
Money Market Funds-0.13%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(e) (Cost $109,225)	109,225	$109,225

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $80,688,233)		85,482,365

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.53%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(e)(f)	982,833	982,833
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(e)(f)	327,480	327,611

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,310,419)		1,310,444

TOTAL INVESTMENTS IN SECURITIES-101.58% (Cost $81,998,652)		86,792,809
OTHER ASSETS LESS LIABILITIES-(1.58)%		(1,347,477)

NET ASSETS-100.00%		$85,445,332

Investment Abbreviations:

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2019 was $5,446,869, which represented 6.37% of the Fund’s Net Assets.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following countries:

China	43.52%
Russia	23.96%
Brazil	23.83%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco BRIC ETF (EEB)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Energy	22.67
Consumer Discretionary	20.82
Financials	20.46
Communication Services	16.61
Materials	8.07
Consumer Staples	4.02
Sector Types Each Less Than 3%	7.27
Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco CleantechTM ETF (PZD)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.60%
Aerospace & Defense-2.39%
Hexcel Corp.	64,479	$4,811,423

Auto Components-3.02%
BorgWarner, Inc.	145,547	6,066,399

Building Products-6.63%
DIRTT Environmental Solutions (Canada)(b)	268,804	1,222,998
Johnson Controls International PLC	132,263	5,730,956
Kingspan Group PLC (Ireland)	123,228	6,387,293

		13,341,247

Chemicals-8.39%
Gurit Holding AG, BR (Switzerland)	1,115	1,591,001
Novozymes A/S, Class B (Denmark)	135,656	6,390,152
PQ Group Holdings, Inc.(b)	149,784	2,466,942
Umicore S.A. (Belgium)	156,133	6,439,800

		16,887,895

Commercial Services & Supplies-2.23%
Tomra Systems ASA (Norway)(c)	166,715	4,495,996

Communications Equipment-0.63%
Digi International, Inc.(b)	87,738	1,265,182

Electrical Equipment-18.27%
ABB Ltd. (Switzerland)	287,213	6,022,232
EnerSys	55,326	3,699,096
Schneider Electric S.E. (France)	65,502	6,084,420
Sensata Technologies Holding PLC(b)	106,144	5,433,511
Siemens Gamesa Renewable Energy S.A. (Spain)(c)	390,534	5,369,996
Sunrun, Inc.(b)	171,861	2,670,720
TPI Composites, Inc.(b)	79,868	1,639,690
Vestas Wind Systems A/S (Denmark)	71,395	5,830,513

		36,750,178

Electronic Equipment, Instruments & Components-10.80%
Badger Meter, Inc.	54,484	3,149,175
Hollysys Automation Technologies Ltd. (China)	116,766	1,647,568
Horiba Ltd. (Japan)	65,477	4,469,916
Itron, Inc.(b)	49,011	3,737,579
Opus Group AB (Sweden)	1,571,363	851,387
Trimble, Inc.(b)	150,613	6,000,422
Vaisala Oyj, Class A (Finland)	62,491	1,871,931

		21,727,978

Equity REITs-1.54%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	103,756	3,098,154

Independent Power and Renewable Electricity Producers-3.35%
Ormat Technologies, Inc.	61,865	4,736,384
Scatec Solar ASA (Norway)(d)	180,849	2,011,141

		6,747,525

Industrial Conglomerates-3.90%
Raven Industries, Inc.	69,063	2,408,917
Roper Technologies, Inc.	16,155	5,443,589

		7,852,506

Life Sciences Tools & Services-3.06%
Eurofins Scientific S.E. (Luxembourg)(c)	12,141	6,152,191

	Shares	Value
Machinery-11.29%
Donaldson Co., Inc.	103,216	$5,443,612
Kadant, Inc.	20,970	1,904,076
Kornit Digital Ltd. (Israel)(b)	73,367	2,493,744
Lindsay Corp.(c)	19,389	1,830,515
Woodward, Inc.	49,622	5,292,683
Xylem, Inc.	74,956	5,748,376

		22,713,006

Professional Services-7.08%
Intertek Group PLC (United Kingdom)	85,386	5,913,394
Ricardo PLC (United Kingdom)	151,703	1,256,343
SGS S.A. (Switzerland)	2,346	6,105,425
Willdan Group, Inc.(b)	31,734	961,540

		14,236,702

Semiconductors & Semiconductor Equipment-11.31%
Advanced Energy Industries, Inc.(b)	66,845	3,950,539
ams AG (Austria)(b)	94,541	4,225,243
Cree, Inc.(b)(c)	107,551	5,133,409
Power Integrations, Inc.	41,186	3,752,456
SMA Solar Technology AG (Germany)(b)	44,793	1,400,253
SolarEdge Technologies, Inc.(b)	50,656	4,303,734

		22,765,634

Software-5.71%
ANSYS, Inc.(b)	26,816	5,903,542
Autodesk, Inc.(b)	37,875	5,581,260

		11,484,802

Total Common Stocks & Other Equity Interests (Cost $142,606,460)		200,396,818

Exchange-Traded Funds-0.30%
Invesco India ETF(e) (Cost $608,101)	24,222	607,972

Money Market Funds-0.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(f) (Cost $125,352)	125,352	125,352

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $143,339,913)		201,130,142

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.95%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(f)(g)	7,468,208	7,468,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco CleantechTM ETF (PZD)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(f)(g)	2,488,407	$2,489,403

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,957,446)		9,957,611

TOTAL INVESTMENTS IN SECURITIES-104.91% (Cost $153,297,359)		211,087,753
OTHER ASSETS LESS LIABILITIES-(4.91)%		(9,879,821)

NET ASSETS-100.00%.		$201,207,932

Investment Abbreviations:

BR-Bearer Shares

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2019 represented less than 1% of the Fund’s Net Assets.

(e)

The Fund’s Adviser also serves as the adviser for the Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2019	Dividend Income
Invesco India ETF	$800,368	$228,358	$(403,355)	$(7,327)	$(10,072)	$607,972	$31

(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco CleantechTM ETF (PZD)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Electrical Equipment	18.27
Semiconductors & Semiconductor Equipment	11.31
Machinery	11.29
Electronic Equipment, Instruments & Components	10.80
Chemicals	8.39
Professional Services	7.08
Building Products	6.63
Software	5.71
Industrial Conglomerates	3.90
Independent Power and Renewable Electricity Producers	3.35
Life Sciences Tools & Services	3.06
Auto Components	3.02
Industry Types Each Less Than 3%	7.09
Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco DWA Momentum ETF (PDP)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-1.74%
Charter Communications, Inc., Class A(b)	22,188	$10,380,878
IAC/InterActiveCorp.(b)	35,328	8,028,288
Live Nation Entertainment, Inc.(b)	123,321	8,694,130

		27,103,296

Consumer Discretionary-11.52%
AutoZone, Inc.(b)	11,339	12,976,125
Burlington Stores, Inc.(b)	46,996	9,031,221
Churchill Downs, Inc.	72,209	9,386,448
Etsy, Inc.(b)	191,205	8,506,710
Helen of Troy Ltd.(b)	66,269	9,924,445
Home Depot, Inc. (The)	40,298	9,453,105
NIKE, Inc., Class B	322,051	28,839,667
NVR, Inc.(b)	2,507	9,116,931
O’Reilly Automotive, Inc.(b)	108,103	47,079,938
Pool Corp.	51,374	10,654,968
Service Corp. International	328,815	14,954,506
TJX Cos., Inc. (The)	168,814	9,732,127

		179,656,191

Consumer Staples-4.09%
Brown-Forman Corp., Class B	230,792	15,121,492
Church & Dwight Co., Inc.	429,280	30,023,843
Costco Wholesale Corp.	31,411	9,332,522
Estee Lauder Cos., Inc. (The), Class A	49,864	9,288,168

		63,766,025

Energy-0.83%
Cheniere Energy, Inc.(b)	209,877	12,917,929

Financials-6.72%
Credit Acceptance Corp.(b)	71,180	31,163,316
Discover Financial Services	101,788	8,169,505
Moody’s Corp.	39,580	8,734,910
MSCI, Inc.	47,471	11,134,798
S&P Global, Inc.	32,788	8,458,976
W.R. Berkley Corp.	531,023	37,118,508

		104,780,013

Health Care-9.14%
Becton, Dickinson and Co.	41,162	10,537,472
Boston Scientific Corp.(b)	198,077	8,259,811
Chemed Corp.	19,732	7,772,632
Cooper Cos., Inc. (The)	56,733	16,509,303
Danaher Corp.	159,614	21,998,001
Edwards Lifesciences Corp.(b)	40,686	9,698,729
Haemonetics Corp.(b)	62,701	7,569,892
IDEXX Laboratories, Inc.(b)	42,837	12,208,973
Insulet Corp.(b)	56,081	8,149,691
Masimo Corp.(b)	65,531	9,553,765
West Pharmaceutical Services, Inc.	210,233	30,239,915

		142,498,184

Industrials-19.14%
Cintas Corp.	33,939	9,118,391
Copart, Inc.(b)	350,819	28,991,682
CoStar Group, Inc.(b)	31,425	17,268,666
HEICO Corp.	130,805	16,133,489
Hexcel Corp.	105,830	7,897,034

	Shares	Value
Industrials-(continued)
IDEX Corp.	107,341	$16,694,746
Lockheed Martin Corp.	69,316	26,109,951
Mercury Systems, Inc.(b)	164,832	12,141,525
Northrop Grumman Corp.	55,679	19,625,734
Old Dominion Freight Line, Inc.	128,886	23,467,563
Roper Technologies, Inc.	101,749	34,285,343
Teledyne Technologies, Inc.(b)	75,892	25,014,003
Toro Co. (The)	115,652	8,920,239
TransDigm Group, Inc.	47,519	25,008,299
TriNet Group, Inc.(b)	124,427	6,593,387
Union Pacific Corp.	127,209	21,048,001

		298,318,053

Information Technology-28.63%
Accenture PLC, Class A	42,335	7,849,756
Adobe, Inc.(b)	33,041	9,183,085
Amphenol Corp., Class A	240,915	24,171,002
ANSYS, Inc.(b)	162,267	35,723,080
Apple, Inc.	215,533	53,615,989
Aspen Technology, Inc.(b)	113,116	13,020,783
Booz Allen Hamilton Holding Corp.	117,501	8,268,545
Broadridge Financial Solutions, Inc.	64,640	8,094,221
Cadence Design Systems, Inc.(b)	291,887	19,074,815
CDW Corp.	67,804	8,672,810
Coupa Software, Inc.(b)(c)	69,416	9,544,006
Entegris, Inc.	199,583	9,579,984
EPAM Systems, Inc.(b)	44,857	7,893,038
Euronet Worldwide, Inc.(b)	59,606	8,349,012
Fair Isaac Corp.(b)	58,144	17,678,102
Fiserv, Inc.(b)	249,423	26,473,757
Global Payments, Inc.	52,624	8,902,928
Intuit, Inc.	40,956	10,546,170
Mastercard, Inc., Class A	152,512	42,216,847
MAXIMUS, Inc.	153,136	11,751,657
Monolithic Power Systems, Inc.	83,496	12,517,720
Paylocity Holding Corp.(b)	87,547	8,982,322
Q2 Holdings, Inc.(b)	123,069	8,798,203
RingCentral, Inc., Class A(b)	148,756	24,027,069
ServiceNow, Inc.(b)	38,992	9,641,162
Synopsys, Inc.(b)	59,706	8,105,089
Tyler Technologies, Inc.(b)	51,961	13,952,568
VeriSign, Inc.(b)	42,635	8,101,503
Visa, Inc., Class A	64,292	11,499,267

		446,234,490

Materials-8.58%
Air Products and Chemicals, Inc.	38,545	8,220,107
AptarGroup, Inc.	92,047	10,875,353
Ball Corp.	537,393	37,601,388
Ecolab, Inc.	82,860	15,914,920
Graphic Packaging Holding Co.	1,106,726	17,331,329
NewMarket Corp.	20,834	10,114,699
Sherwin-Williams Co. (The)	59,004	33,769,169

		133,826,965

Real Estate-7.09%
American Tower Corp.	199,393	43,483,626
Crown Castle International Corp.	58,804	8,161,407
CubeSmart	347,869	11,027,447

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco DWA Momentum ETF (PDP)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Real Estate-(continued)
Equity LifeStyle Properties, Inc.	188,352	$13,173,339
Extra Space Storage, Inc.	104,886	11,775,551
First Industrial Realty Trust, Inc.	207,854	8,752,732
SBA Communications Corp., Class A	58,609	14,104,256

		110,478,358

Utilities-2.54%
Aqua America, Inc.	198,841	9,013,462
Atmos Energy Corp.	74,222	8,348,491
CMS Energy Corp.	161,400	10,316,688
NextEra Energy, Inc.	50,353	12,001,134

		39,679,775

Total Common Stocks & Other Equity Interests (Cost $1,264,353,711)		1,559,259,279

Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $1,246,309)	1,246,309	1,246,309

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $1,265,600,020)		1,560,505,588

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.45%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	5,232,110	$5,232,110
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	1,743,339	1,744,037

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,976,147)		6,976,147

TOTAL INVESTMENTS IN SECURITIES-100.55% (Cost $1,272,576,167)		1,567,481,735
OTHER ASSETS LESS LIABILITIES-(0.55)%		(8,631,253)

NET ASSETS-100.00%		$1,558,850,482

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Information Technology	28.63
Industrials	19.14
Consumer Discretionary	11.52
Health Care	9.14
Materials	8.58
Real Estate	7.09
Financials	6.72
Consumer Staples	4.09
Sector Types Each Less Than 3%	5.11
Money Market Funds Plus Other Assets Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Global Listed Private Equity ETF (PSP)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-92.91%
Capital Markets-57.31%
3i Group PLC (United Kingdom)	817,274	$11,929,186
Alaris Royalty Corp. (Canada)(b)	69,333	1,032,860
Allied Minds PLC (United Kingdom)(c)	694,357	462,726
Altamir (France)	28,019	520,469
Apollo Global Management, Inc.	127,286	5,239,092
Apollo Investment Corp.(b)	95,182	1,508,635
Ares Capital Corp.	303,327	5,550,884
AURELIUS Equity Opportunities S.E. & Co. KGaA (Germany)	49,408	2,034,004
Bain Capital Specialty Finance, Inc.	82,209	1,558,683
BlackRock Capital Investment Corp.	205,262	950,363
BlackRock TCP Capital Corp.	115,125	1,593,330
Blackstone Group, Inc. (The), Class A	141,894	7,543,085
Brait S.E. (South Africa)(c)	1,019,340	1,158,502
Bure Equity AB (Sweden)	67,510	1,044,081
Carlyle Group L.P. (The)	215,178	5,870,056
Deutsche Beteiligungs AG (Germany)	29,140	1,184,992
FS KKR Capital Corp.	450,905	2,574,668
Georgia Capital PLC (Georgia)(c)	80,739	1,016,553
Gimv N.V. (Belgium)	34,172	2,051,072
Gladstone Investment Corp.(b)	83,996	1,084,388
Goldman Sachs BDC, Inc.	75,924	1,581,497
Golub Capital BDC, Inc.	111,241	1,981,202
Hamilton Lane, Inc., Class A	42,462	2,531,584
HBM Healthcare Investments AG, Class A (Switzerland)	7,757	1,565,943
Hercules Capital, Inc.(b)	157,915	2,231,339
Intermediate Capital Group PLC (United Kingdom)	317,813	6,111,172
IP Group PLC (United Kingdom)(c)	1,968,291	1,426,302
Jafco Co. Ltd. (Japan)	54,741	2,073,580
KKR & Co., Inc., Class A	262,805	7,576,668
Long4Life Ltd. (South Africa)(c)	1,909,981	533,808
Main Street Capital Corp.(b)	59,263	2,551,272
Merian Chrysalis Investment Co. Ltd. (Guernsey)(c)	671,970	1,008,653
New Mountain Finance Corp.	114,871	1,559,948
Oaktree Specialty Lending Corp.	301,353	1,557,995
Oxford Square Capital Corp.(b)	83,008	424,171
Partners Group Holding AG (Switzerland)	14,822	11,554,175
Princess Private Equity Holding Ltd. (Guernsey)(b)	146,156	1,646,896
Prospect Capital Corp.(b)	315,834	2,033,971
Ratos AB, Class B (Sweden)	614,518	1,586,956
Solar Capital Ltd.	75,378	1,559,571
Sutter Rock Capital Corp.(b)(c)	80,922	538,941
Syncona Ltd. (United Kingdom)	874,250	2,545,377
Tamburi Investment Partners S.p.A. (Italy)	238,892	1,708,393
TCG BDC, Inc.	104,843	1,498,206
TPG Specialty Lending, Inc.	74,796	1,593,155
VinaCapital Vietnam Opportunity Fund Ltd. (Guernsey)	246,517	1,092,550
Vostok New Ventures Ltd., SDR (Sweden)(c)	149,423	938,324

	Shares	Value
Capital Markets-(continued)
Woodford Patient Capital Trust PLC (United Kingdom)(b)(c)	1,741,373	$845,001
Zeder Investments Ltd. (South Africa)	3,293,074	1,071,203

		120,835,482

Diversified Financial Services-17.27%
Apax Global Alpha Ltd. (Guernsey)(d)	803,769	1,679,723
Cannae Holdings, Inc.(c)	95,719	2,794,995
Compass Diversified Holdings	108,402	2,238,501
Eurazeo S.E. (France)	80,634	5,622,460
HgCapital Trust PLC (United Kingdom)	719,871	2,240,288
Kinnevik AB, Class B (Sweden)(b)	270,822	7,418,279
NB Private Equity Partners Ltd. (Guernsey)	108,211	1,564,779
Onex Corp. (Canada)	108,337	6,382,268
Wendel S.A. (France)	45,616	6,463,223

		36,404,516

Diversified Telecommunication Services-0.73%
ATN International, Inc.	26,138	1,548,154

Electrical Equipment-5.78%
Melrose Industries PLC (United Kingdom)	4,415,089	12,174,662

Food Products-0.75%
Schouw & Co. A/S (Denmark)	21,918	1,571,931

Industrial Conglomerates-3.72%
Fosun International Ltd. (China)	5,065,222	6,643,592
Italmobiliare S.p.A. (Italy)	44,824	1,197,690

		7,841,282

Interactive Media & Services-4.33%
IAC/InterActiveCorp.(c)	40,195	9,134,314

Internet & Direct Marketing Retail-2.23%
Rocket Internet S.E. (Germany)(c)(d)	177,073	4,705,679

IT Services-0.79%
Digital Garage, Inc. (Japan)	50,138	1,660,368

Total Common Stocks & Other Equity Interests (Cost $176,011,425)		195,876,388

Money Market Funds-6.81%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(e) (Cost $14,356,604)	14,356,604	14,356,604

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $190,368,029)		210,232,992

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.28%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(e)(f)	13,090,191	13,090,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Global Listed Private Equity ETF (PSP)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(e)(f)	4,361,652	$4,363,397

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,453,425)		17,453,588

TOTAL INVESTMENTS IN SECURITIES-108.00% (Cost $207,821,454)		227,686,580
OTHER ASSETS LESS LIABILITIES-(8.00)%		(16,856,057)

NET ASSETS-100.00%.		$210,830,523

Investment Abbreviations:

SDR-Swedish Depository Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2019.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2019 was $6,385,402, which represented 3.03% of the Fund’s Net Assets.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	17.91%

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(c)	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Citibank, N.A.	Receive	KKR & Co. LP	1-Month LIBOR plus 65 basis points	Monthly	October-2019	$2,252,921	$-	$53,478	$53,478
Citibank, N.A.	Receive	The Blackstone Group LP	1-Month LIBOR plus 65 basis points	Monthly	October-2019	2,379,673	-	12,527	12,527

Subtotal – Appreciation							–	66,005	66,005

Equity Risk
Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Month CDOR plus 65 basis points	Monthly	October-2019	CAD 8,894,538	-	(31,725)	(31,725)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Global Listed Private Equity ETF (PSP)–(continued)

October 31, 2019

(Unaudited)

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(c)	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	Receive	Riverstone Energy Ltd.	1-Month LIBOR plus 85 basis points	Monthly	August-2020	GBP 773,855	$-	$(1,415)	$(1,415)

Subtotal – Depreciation							–	(33,140)	(33,140)

Total Over-The-Counter Total Return Swap Agreements							$–	$32,865	$32,865

Abbreviations:

CAD	-Canadian Dollar
CDOR	-Canadian Dealer Offered Rate
GBP	-British Pound Sterling
LIBOR	-London Interbank Offered Rate

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $270,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	Notional Value is denominated in U.S. Dollars unless otherwise noted.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2019
Capital Markets	57.31
Diversified Financial Services	17.27
Electrical Equipment	5.78
Interactive Media & Services	4.33
Industrial Conglomerates	3.72
Industry Types Each Less Than 3%	4.50
Money Market Funds Plus Other Assets Less Liabilities	7.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Golden Dragon China ETF (PGJ)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%(b)
Communication Services-37.25%
58.com, Inc., ADR(c)	104,717	$5,530,105
Autohome,Inc.,ADR(c)(d)	56,254	4,756,838
Baidu, Inc., ADR(c)	133,549	13,601,966
Bilibili, Inc., ADR(c)	140,943	2,225,490
Bitauto Holdings Ltd., ADR(c)	32,350	489,455
Changyou.com Ltd., ADR(d)	19,492	186,344
China Mobile Ltd., ADR	100,127	4,043,128
China Telecom Corp. Ltd., ADR	4,961	210,297
China Unicom Hong Kong Ltd., ADR	35,736	348,426
Fang Holdings Ltd., ADR(c)	58,382	117,348
iQIYI, Inc., ADR(c)(d)	292,394	5,096,427
Luokung Technology Corp.(c)	193,893	341,252
Momo, Inc., ADR	157,399	5,276,014
NetEase, Inc., ADR	54,713	15,640,258
Qutoutiao, Inc., ADR(c)(d)	79,601	331,140
SINA Corp.(c)	68,238	2,702,225
Sohu.com Ltd., ADR(c)	38,786	397,556
Weibo Corp., ADR(c)(d)	73,177	3,599,577
YY, Inc., ADR(c)	49,359	2,805,566

		67,699,412

Consumer Discretionary-45.46%
500.com Ltd., ADR(c)(d)	32,939	320,826
Alibaba Group Holding Ltd., ADR(c)	79,712	14,082,719
Baozun, Inc., ADR(c)(d)	46,657	2,030,513
Bright Scholar Education Holdings Ltd., ADR	25,526	233,563
Hailiang Education Group, Inc., ADR(c)(d)	2,908	192,597
Huazhu Group Ltd., ADR	143,303	5,425,452
JD.com, Inc., ADR(c)	457,441	14,249,287
Jumei International Holding Ltd., ADR(c)	98,725	203,373
Kaixin Auto Holdings (Hong Kong)(c)	60,191	86,073
Kandi Technologies Group, Inc.(c)(d)	51,822	258,073
New Oriental Education & Technology Group, Inc., ADR(c)	121,053	14,775,729
Niu Technologies, ADR(c)(d)	24,535	230,384
Pinduoduo, Inc., ADR(c)	212,876	8,702,371
RISE Education Cayman Ltd., ADR(c)(d)	22,963	169,926
Secoo Holding Ltd., ADR(c)(d)	14,466	86,941
TAL Education Group, ADR(c)	195,789	8,381,727
Trip.com Group, Ltd., ADR(c)	215,440	7,107,366
Uxin Ltd., ADR(c)(d)	179,193	537,579
Viomi Technology Co., Ltd., ADR(d)	30,430	263,828
Vipshop Holdings Ltd., ADR(c)	457,836	5,283,427

		82,621,754

Energy-1.48%
China Petroleum & Chemical Corp., ADR	15,602	881,357
CNOOC Ltd., ADR	9,928	1,474,705
PetroChina Co., Ltd., ADR	7,082	341,565
Sino Clean Energy, Inc., Rts., expiring 07/31/2049(c)(e)	26,179	0

		2,697,627

Financials-2.71%
360 Finance, Inc., ADR(c)	40,691	360,115
China Life Insurance Co., Ltd., ADR	25,517	327,383
Fanhua, Inc., ADR(d)	31,682	799,020
LexinFintech Holdings Ltd., ADR(c)	92,122	1,044,664

	Shares	Value
Financials-(continued)
Noah Holdings Ltd., ADR(c)(d)	31,750	$961,708
Qudian, Inc., ADR(c)(d)	194,451	1,347,545
Yiren Digital Ltd., ADR(c)(d)	12,547	81,179

		4,921,614

Health Care-2.99%
China Biologic Products Holdings, Inc.(c)(d)	37,540	4,281,062
Zai Lab Ltd., ADR(c)	34,209	1,155,922

		5,436,984

Industrials-5.91%
51job, Inc., ADR(c)	38,698	3,048,241
China Customer Relations Centers, Inc.(c)(d)	17,984	205,737
ZTO Express Cayman, Inc., ADR	340,126	7,482,772

		10,736,750

Information Technology-4.06%
21Vianet Group, Inc., ADR(c)	61,319	519,985
Aurora Mobile Ltd., ADR(c)	36,051	144,564
Canadian Solar, Inc. (Canada)(c)	58,312	995,386
Cheetah Mobile, Inc., ADR(d)	44,294	171,418
Daqo New Energy Corp., ADR(c)	9,882	375,121
GDS Holdings Ltd., ADR(c)(d)	86,782	3,617,074
Hollysys Automation Technologies Ltd.	59,201	835,326
Huami Corp., ADR(c)	21,757	196,683
JinkoSolar Holding Co. Ltd., ADR(c)(d)	33,654	485,964
MMTEC, Inc.(c)	19,691	48,440

		7,389,961

Materials-0.06%
Sinopec Shanghai Petrochemical Co. Ltd., ADR(d)	3,874	105,876

Real Estate-0.07%
Xinyuan Real Estate Co. Ltd., ADR	36,499	133,586

Total Common Stocks & Other Equity Interests (Cost $183,264,363)		181,743,564

Money Market Funds-0.20%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(f) (Cost $352,373)	352,373	352,373

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.19% (Cost $183,616,736)		182,095,937

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.19%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(f)(g)	16,621,231	16,621,231

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Golden Dragon China ETF (PGJ)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(f)(g)	5,538,195	$5,540,410

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,161,143)		22,161,641

TOTAL INVESTMENTS IN SECURITIES-112.38% (Cost $205,777,879)		204,257,578
OTHER ASSETS LESS LIABILITIES-(12.38)%		(22,495,183)

NET ASSETS-100.00%		$181,762,395

Investment Abbreviations:

ADR-American Depositary Receipt

Rts.-Rights

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at October 31, 2019.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019
Consumer Discretionary	45.46
Communication Services	37.25
Industrials	5.91
Information Technology	4.06
Sector Types Each Less Than 3%	7.31
Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Insider Sentiment ETF (NFO)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-5.26%
AT&T, Inc.	20,506	$789,276
Comcast Corp., Class A	17,213	771,487
Liberty Broadband Corp., Class A(b)	7,424	875,958
Liberty Media Corp.-Liberty Braves, Class A(b)	27,882	823,076
Zynga, Inc., Class A(b)	133,325	822,615

		4,082,412

Consumer Discretionary-8.49%
Aramark	17,805	779,147
Darden Restaurants, Inc.	6,564	736,940
Dollar General Corp.	4,882	782,780
Helen of Troy Ltd.(b)	4,922	737,119
McDonald’s Corp.	3,614	710,874
NVR, Inc.(b)	209	760,047
ServiceMaster Global Holdings, Inc.(b)	13,881	560,515
Starbucks Corp.	8,776	742,098
Target Corp.	7,258	775,953

		6,585,473

Consumer Staples-4.85%
Coca-Cola Co. (The)	14,253	775,791
Conagra Brands, Inc.	25,292	684,149
McCormick & Co., Inc.	4,964	797,665
Post Holdings, Inc.(b)	7,331	754,360
Tyson Foods, Inc., Class A	9,008	745,772

		3,757,737

Financials-4.94%
CME Group, Inc., Class A	3,672	755,514
Globe Life, Inc.	8,103	788,665
Hartford Financial Services Group, Inc. (The)	12,802	730,738
Starwood Property Trust, Inc.	32,038	788,135
Voya Financial, Inc.	14,253	769,092

		3,832,144

Health Care-8.05%
Baxter International, Inc.	8,871	680,406
Hologic, Inc.(b)	15,368	742,428
Laboratory Corp. of America Holdings(b)	4,619	761,072
Merck & Co., Inc.	9,218	798,832
Mirati Therapeutics, Inc.(b)	9,960	938,033
Quest Diagnostics, Inc.	7,250	734,062
West Pharmaceutical Services, Inc.	5,471	786,949
Zoetis, Inc.	6,228	796,686

		6,238,468

Industrials-15.10%
AECOM(b)	20,659	826,567
Armstrong World Industries, Inc.	8,024	750,485
Cintas Corp.	2,894	777,531
Hexcel Corp.	9,448	705,010
Hubbell, Inc.	5,905	836,738
IDEX Corp.	4,735	736,435
Ingersoll-Rand PLC	6,298	799,153
L3Harris Technologies, Inc.	3,719	767,267
Lockheed Martin Corp.	1,989	749,216
Nordson Corp.	5,305	831,877
Owens Corning	12,278	752,396
Quanta Services, Inc.	20,528	863,202

	Shares	Value
Industrials-(continued)
TransDigm Group, Inc.	1,490	$784,157
United Technologies Corp.	5,684	816,109
Verisk Analytics, Inc.	4,907	710,043

		11,706,186

Information Technology-17.19%
Accenture PLC, Class A	4,034	747,984
ANSYS, Inc.(b)	3,505	771,626
CACI International, Inc., Class A(b)	3,355	750,681
Fair Isaac Corp.(b)	2,557	777,430
Fiserv, Inc.(b)	7,491	795,095
FleetCor Technologies, Inc.(b)	2,706	796,159
Guidewire Software, Inc.(b)	7,363	830,105
Jack Henry & Associates, Inc.	5,316	752,533
KLA Corp.	4,866	822,549
Lam Research Corp.	3,357	909,881
Leidos Holdings, Inc.	9,035	779,088
Manhattan Associates, Inc.(b)	9,619	720,944
Motorola Solutions, Inc.	4,553	757,255
NCR Corp.(b)	24,587	718,186
Science Applications International Corp.	8,883	733,914
Teradyne, Inc.	13,399	820,287
Western Union Co. (The)	33,489	839,234

		13,322,951

Materials-4.94%
Air Products and Chemicals, Inc.	3,497	745,770
Ball Corp.	10,657	745,670
Ecolab, Inc.	3,918	752,530
Newmont Goldcorp Corp.	20,463	812,995
W.R. Grace & Co.	11,623	772,349

		3,829,314

Real Estate-14.32%
Alexandria Real Estate Equities, Inc.	5,037	799,624
American Homes 4 Rent, Class A	29,971	793,332
American Tower Corp.	3,509	765,243
CubeSmart	22,234	704,818
Digital Realty Trust, Inc.	5,978	759,445
Equity Commonwealth	22,656	729,070
Essex Property Trust, Inc.	2,375	776,934
Kilroy Realty Corp.	9,962	836,111
Kimco Realty Corp.	37,162	801,213
Sabra Health Care REIT, Inc.	33,796	831,382
Spirit Realty Capital, Inc.	16,213	808,056
STORE Capital Corp.	20,742	840,051
Sun Communities, Inc.	5,227	850,171
UDR, Inc.	16,006	804,301

		11,099,751

Utilities-16.85%
Alliant Energy Corp.	14,388	767,456
Ameren Corp.	9,693	753,146
American Electric Power Co., Inc.	8,282	781,738
American Water Works Co., Inc.	6,246	769,944
Aqua America, Inc.	17,309	784,617
Consolidated Edison, Inc.	8,214	757,495
Dominion Energy, Inc.	9,575	790,416
DTE Energy Co.	5,836	743,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Insider Sentiment ETF (NFO)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Utilities-(continued)
Entergy Corp.	6,612	$803,226
Exelon Corp.	16,062	730,660
FirstEnergy Corp.	16,089	777,421
NextEra Energy, Inc.	3,330	793,672
ONE Gas, Inc.	8,074	749,590
PNM Resources, Inc.	14,899	776,983
Sempra Energy	5,257	759,689
Southern Co. (The)	12,562	787,135
UGI Corp.	15,436	735,834

		13,062,062

Total Common Stocks & Other Equity Interests (Cost $71,942,823)		77,516,498

	Shares	Value
Money Market Funds-0.18%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(c) (Cost $138,041)	138,041	$138,041

TOTAL INVESTMENTS IN SECURITIES-100.17% (Cost $72,080,864)		77,654,539
OTHER ASSETS LESS LIABILITIES-(0.17)%		(134,340)

NET ASSETS-100.00%		$77,520,199

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019
Information Technology	17.19
Utilities	16.85
Industrials	15.10
Real Estate	14.32
Consumer Discretionary	8.49
Health Care	8.05
Communication Services	5.26
Financials	4.94
Materials	4.94
Consumer Staples	4.85
Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Raymond James SB-1 Equity ETF (RYJ)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-5.30%
Charter Communications, Inc., Class A(b)	2,518	$1,178,072
DISH Network Corp., Class A(b)	31,343	1,077,572
Netflix, Inc.(b)	4,127	1,186,141
ORBCOMM, Inc.(b)	237,238	951,324
Spotify Technology S.A.(b)	9,328	1,346,030
T-Mobile US, Inc.(b)	13,478	1,114,092
WideOpenWest, Inc.(b)	185,005	1,174,782

		8,028,013

Consumer Discretionary-9.37%
Aaron’s, Inc.	14,283	1,070,225
Alibaba Group Holding Ltd., ADR (China)(b)	6,480	1,144,822
Bed Bath & Beyond, Inc.(c)	79,999	1,095,986
Best Buy Co., Inc.	15,204	1,092,103
Everi Holdings, Inc.(b)	116,485	1,171,839
Floor & Decor Holdings, Inc., Class A(b)	24,571	1,126,089
M.D.C. Holdings, Inc.	24,056	931,208
Polaris, Inc.	10,860	1,071,339
Rent-A-Center, Inc.	41,013	1,061,006
Sonos, Inc.(b)	81,661	1,068,126
Target Corp.	9,725	1,039,700
Tempur Sealy International, Inc.(b)	13,416	1,220,185
Tractor Supply Co.	11,693	1,111,069

		14,203,697

Energy-20.10%
Brigham Minerals, Inc., Class A	54,820	1,046,514
Cactus, Inc., Class A(b)	39,398	1,170,909
Concho Resources, Inc.	16,922	1,142,573
Continental Resources, Inc.(b)	38,342	1,129,939
Delek US Holdings, Inc.	28,733	1,147,883
Diamondback Energy, Inc.	12,846	1,101,673
Energy Transfer L.P.	86,676	1,091,251
Enterprise Products Partners L.P.	40,028	1,041,929
Green Plains Partners L.P.	39,669	537,912
Halliburton Co.	55,316	1,064,833
Helix Energy Solutions Group, Inc.(b)	123,130	1,057,687
Kimbell Royalty Partners L.P.	61,426	863,650
Marathon Oil Corp.	93,843	1,082,010
Marathon Petroleum Corp.	16,888	1,079,988
Newpark Resources, Inc.(b)	150,792	904,752
Nine Energy Service, Inc.(b)(c)	197,273	1,114,592
Occidental Petroleum Corp.	26,072	1,055,916
Oil States International, Inc.(b)	81,179	1,158,424
Parsley Energy, Inc., Class A	67,203	1,062,479
Patterson-UTI Energy, Inc.	128,596	1,069,919
Pioneer Natural Resources Co.	8,440	1,038,289
Plains All American Pipeline, L.P.	56,976	1,032,975
Plains GP Holdings L.P., Class A	55,288	1,026,145
SRC Energy, Inc.(b)	331,561	1,034,470
Targa Resources Corp.	27,458	1,067,567
Viper Energy Partners L.P.	42,241	1,016,741
Williams Cos., Inc. (The)	47,427	1,058,096
WPX Energy, Inc.(b)	112,325	1,121,003
YPF S.A., ADR (Argentina)	121,365	1,135,976

		30,456,095

	Shares	Value
Financials-15.62%
Allstate Corp. (The)	10,240	$1,089,741
Ares Commercial Real Estate Corp.	71,433	1,107,212
Argo Group International Holdings Ltd.	16,039	992,333
Axos Financial, Inc.(b)	36,717	1,066,629
Bancorp, Inc. (The)(b)	107,498	1,171,728
BGC Partners, Inc., Class A	190,447	990,324
Carolina Financial Corp.	30,467	1,156,223
ConnectOne Bancorp, Inc.	48,815	1,185,228
FedNat Holding Co.	57,798	829,401
Kemper Corp.	15,001	1,078,272
Ladder Capital Corp.	63,046	1,088,804
Meta Financial Group, Inc.	30,947	979,782
OceanFirst Financial Corp.	45,885	1,098,028
Old Republic International Corp.	46,291	1,034,141
Progressive Corp. (The)	16,007	1,115,688
Regions Financial Corp.	67,866	1,092,643
Signature Bank	8,898	1,052,811
State Street Corp.	16,666	1,101,123
Synovus Financial Corp.	32,281	1,093,357
TCF Financial Corp.	28,938	1,145,655
Willis Towers Watson PLC	5,831	1,089,814
Zions Bancorp. N.A.	22,895	1,109,721

		23,668,658

Health Care-13.30%
Antares Pharma, Inc.(b)	320,928	1,078,318
Becton, Dickinson and Co.	4,398	1,125,888
Bluebird Bio, Inc.(b)	12,549	1,016,469
Boston Scientific Corp.(b)	28,831	1,202,253
CareDx, Inc.(b)	40,440	1,059,932
ChemoCentryx, Inc.(b)	138,988	1,195,297
CVS Health Corp.	16,538	1,097,958
Cymabay Therapeutics, Inc.(b)	218,409	980,656
Flexion Therapeutics, Inc.(b)(c)	74,706	1,282,702
G1 Therapeutics, Inc.(b)	53,075	1,126,252
Gilead Sciences, Inc.	16,714	1,064,849
HealthEquity, Inc.(b)	19,337	1,098,148
Intercept Pharmaceuticals, Inc.(b)(c)	16,012	1,165,353
Quidel Corp.(b)	18,246	1,038,197
Sol-Gel Technologies Ltd. (Israel)(b)(c)	18,135	143,267
Teleflex, Inc.	3,414	1,186,058
UnitedHealth Group, Inc.	4,413	1,115,165
Viking Therapeutics, Inc.(b)(c)	167,292	1,082,379
Voyager Therapeutics, Inc.(b)	70,881	1,090,859

		20,150,000

Industrials-11.68%
Alaska Air Group, Inc.	15,910	1,104,631
Axon Enterprise, Inc.(b)	20,692	1,057,982
Casella Waste Systems, Inc., Class A(b)	25,600	1,115,904
Construction Partners, Inc.(b)	65,135	1,115,111
Cubic Corp.	15,486	1,141,938
Evoqua Water Technologies Corp.(b)	65,562	1,138,812
Foundation Building Materials, Inc.(b)	59,825	1,112,147
GMS, Inc.(b)	35,821	1,073,197
Kansas City Southern	7,588	1,068,239
Masco Corp.	24,866	1,150,052
Mesa Air Group, Inc.(b)	142,774	1,087,938
SkyWest, Inc.	18,762	1,117,277

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Raymond James SB-1 Equity ETF (RYJ)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Industrials-(continued)
TPI Composites, Inc.(b)(c)	56,220	$1,154,197
Union Pacific Corp.	6,446	1,066,555
United Parcel Service, Inc., Class B	9,481	1,091,927
Waste Connections, Inc.	11,825	1,092,630

		17,688,537

Information Technology-17.00%
Alarm.com Holdings, Inc.(b)	23,228	1,147,463
Avnet, Inc.	26,608	1,052,612
Cerence, Inc.(b)	68,885	1,067,717
EchoStar Corp., Class A(b)	28,429	1,108,731
Envestnet, Inc.(b)	18,295	1,143,255
Fidelity National Information Services, Inc.	8,775	1,156,194
GDS Holdings Ltd., ADR (China)(b)	27,610	1,150,785
IPG Photonics Corp.(b)	7,882	1,058,395
Jabil, Inc.	30,076	1,107,398
Lumentum Holdings, Inc.(b)	20,007	1,253,639
Microsoft Corp.	8,072	1,157,283
MiX Telematics Ltd., ADR (South Africa)	86,607	1,090,382
nLight, Inc.(b)	77,520	1,035,667
Nokia Oyj, ADR (Finland)(c)	212,507	775,651
ON Semiconductor Corp.(b)	57,124	1,165,330
QUALCOMM, Inc.	14,028	1,128,412
Rapid7, Inc.(b)	23,551	1,179,670
RingCentral, Inc., Class A(b)	7,176	1,159,068
salesforce.com, inc.(b)	7,734	1,210,294
ServiceNow, Inc.(b)	4,821	1,192,040
SS&C Technologies Holdings, Inc.	22,612	1,176,050
Switch, Inc., Class A	76,817	1,134,587
SYNNEX Corp.	9,383	1,104,754

		25,755,377

Materials-0.31%
Tecnoglass, Inc.	55,276	467,082

Real Estate-7.22%
Agree Realty Corp.	14,253	1,122,709
CBRE Group, Inc., Class A(b)	21,288	1,139,972
CubeSmart	32,065	1,016,460

	Shares	Value
Real Estate-(continued)
CyrusOne, Inc.	14,484	$1,032,420
Equinix, Inc.	1,931	1,094,452
Invitation Homes, Inc.	35,810	1,102,590
Landmark Infrastructure Partners L.P.	61,807	1,126,124
NexPoint Residential Trust, Inc.	22,748	1,109,420
Retail Opportunity Investments Corp.	58,089	1,084,231
Weyerhaeuser Co.	37,789	1,103,817

		10,932,195

Total Common Stocks & Other Equity Interests (Cost $142,201,372)		151,349,654

Money Market Funds-0.12%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $192,896)	192,896	192,896

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $142,394,268)		151,542,550

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.49%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	3,964,181	3,964,181
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	1,320,865	1,321,394

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,285,466)		5,285,575

TOTAL INVESTMENTS IN SECURITIES-103.51% (Cost $147,679,734)		156,828,125
OTHER ASSETS LESS LIABILITIES-(3.51)%		(5,323,367)

NET ASSETS-100.00%		$151,504,758

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Raymond James SB-1 Equity ETF (RYJ)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Energy	20.10

Information Technology	17.00

Financials	15.62

Health Care	13.30

Industrials	11.68

Consumer Discretionary	9.37

Real Estate	7.22

Communication Services	5.30

Materials	0.31

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500 BuyWrite ETF (PBP)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-101.83%(b)
Communication Services-10.62%
Activision Blizzard, Inc.	8,991	$503,766
Alphabet, Inc., Class A(c)	3,512	4,420,906
Alphabet, Inc., Class C(c)	3,544	4,465,830
AT&T, Inc.	85,646	3,296,514
CBS Corp., Class B	3,834	138,177
CenturyLink, Inc.	11,505	148,875
Charter Communications, Inc., Class A(c)	1,896	887,063
Comcast Corp., Class A	53,163	2,382,766
Discovery, Inc., Class A(c)	1,852	49,921
Discovery, Inc., Class C(c)	4,068	102,676
DISH Network Corp., Class A(c)	2,819	96,917
Electronic Arts, Inc.(c)	3,454	332,966
Facebook, Inc., Class A(c)	28,199	5,404,338
Fox Corp., Class A	4,153	133,062
Fox Corp., Class B	1,904	59,481
Interpublic Group of Cos., Inc. (The)	4,540	98,745
Netflix, Inc.(c)	5,129	1,474,126
News Corp., Class A	4,520	61,969
News Corp., Class B	1,429	20,177
Omnicom Group, Inc.	2,548	196,680
Take-Two Interactive Software, Inc.(c)	1,327	159,704
T-Mobile US, Inc.(c)	3,705	306,255
TripAdvisor, Inc.(c)	1,230	49,692
Twitter, Inc.(c)	9,063	271,618
Verizon Communications, Inc.	48,480	2,931,586
Viacom, Inc., Class B	4,148	89,431
Walt Disney Co. (The)	21,115	2,743,261

		30,826,502

Consumer Discretionary-10.19%
Advance Auto Parts, Inc.	838	136,158
Amazon.com, Inc.(c)	4,868	8,648,781
Aptiv PLC	3,005	269,098
AutoZone, Inc.(c)	288	329,581
Best Buy Co., Inc.	2,720	195,378
Booking Holdings, Inc.(c)	499	1,022,336
BorgWarner, Inc.	2,421	100,907
Capri Holdings Ltd.(c)	1,775	55,149
CarMax, Inc.(c)	1,942	180,936
Carnival Corp.	4,693	201,283
Chipotle Mexican Grill, Inc.(c)	300	233,448
D.R. Horton, Inc.	3,944	206,547
Darden Restaurants, Inc.	1,441	161,781
Dollar General Corp.	3,015	483,425
Dollar Tree, Inc.(c)	2,772	306,029
eBay, Inc.	9,242	325,781
Expedia Group, Inc.	1,640	224,122
Ford Motor Co.	45,934	394,573
Gap, Inc. (The)	2,509	40,796
Garmin Ltd.	1,695	158,906
General Motors Co.	14,726	547,218
Genuine Parts Co.	1,711	175,514
H&R Block, Inc.	2,353	58,801
Hanesbrands, Inc.	4,238	64,460
Harley-Davidson, Inc.	1,837	71,478
Hasbro, Inc.	1,377	133,996
Hilton Worldwide Holdings, Inc.	3,361	325,883

	Shares	Value
Consumer Discretionary-(continued)
Home Depot, Inc. (The)	12,835	$3,010,834
Kohl’s Corp.	1,866	95,651
L Brands, Inc.	2,722	46,383
Las Vegas Sands Corp.	3,970	245,505
Leggett & Platt, Inc.	1,541	79,053
Lennar Corp., Class A	3,332	198,587
LKQ Corp.(c)	3,611	122,738
Lowe’s Cos., Inc.	9,047	1,009,736
Macy’s, Inc.	3,620	54,879
Marriott International, Inc., Class A	3,205	405,593
McDonald’s Corp.	8,901	1,750,827
MGM Resorts International	6,112	174,192
Mohawk Industries, Inc.(c)	701	100,509
Newell Brands, Inc.	4,466	84,720
NIKE, Inc., Class B	14,672	1,313,878
Nordstrom, Inc.	1,252	44,947
Norwegian Cruise Line Holdings Ltd.(c)	2,526	128,220
NVR, Inc.(c)	41	149,100
O’Reilly Automotive, Inc.(c)	899	391,524
PulteGroup, Inc.	3,023	118,623
PVH Corp.	870	75,829
Ralph Lauren Corp.	609	58,501
Ross Stores, Inc.	4,275	468,839
Royal Caribbean Cruises Ltd.	2,012	218,966
Starbucks Corp.	14,031	1,186,461
Tapestry, Inc.	3,361	86,915
Target Corp.	5,987	640,070
Tiffany & Co.	1,274	158,626
TJX Cos., Inc. (The)	14,169	816,843
Tractor Supply Co.	1,400	133,028
Ulta Beauty, Inc.(c)	689	160,640
Under Armour, Inc., Class A(c)	2,207	45,575
Under Armour, Inc., Class C(c)	2,277	42,125
VF Corp.	3,825	314,759
Whirlpool Corp.	745	113,329
Wynn Resorts, Ltd.	1,137	137,964
Yum! Brands, Inc.	3,565	362,596

		29,598,930

Consumer Staples-7.55%
Altria Group, Inc.	21,897	980,767
Archer-Daniels-Midland Co.	6,528	274,437
Brown-Forman Corp., Class B	2,134	139,820
Campbell Soup Co.	1,975	91,462
Church & Dwight Co., Inc.	2,896	202,546
Clorox Co. (The)	1,473	217,547
Coca-Cola Co. (The)	45,107	2,455,174
Colgate-Palmolive Co.	10,057	689,910
Conagra Brands, Inc.	5,702	154,239
Constellation Brands, Inc., Class A	1,962	373,428
Costco Wholesale Corp.	5,152	1,530,711
Coty, Inc., Class A	3,449	40,319
Estee Lauder Cos., Inc. (The), Class A	2,593	482,998
General Mills, Inc.	7,073	359,733
Hershey Co. (The)	1,745	256,288
Hormel Foods Corp.	3,256	133,138
JM Smucker Co. (The)	1,337	141,294
Kellogg Co.	2,915	185,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Kimberly-Clark Corp.	4,035	$536,171
Kraft Heinz Co. (The)	7,291	235,718
Kroger Co. (The)	9,361	230,655
Lamb Weston Holdings, Inc.	1,710	133,448
McCormick & Co., Inc.	1,444	232,036
Molson Coors Brewing Co., Class B	2,204	116,195
Mondelez International, Inc., Class A	16,904	886,615
Monster Beverage Corp.(c)	4,535	254,550
PepsiCo, Inc.	16,389	2,248,079
Philip Morris International, Inc.	18,237	1,485,221
Procter & Gamble Co. (The)	29,332	3,652,127
Sysco Corp.	6,015	480,418
Tyson Foods, Inc., Class A	3,454	285,957
Walgreens Boots Alliance, Inc.	8,891	487,049
Walmart, Inc.	16,670	1,954,724

		21,927,964

Energy-4.40%
Apache Corp.	4,405	95,412
Baker Hughes Co.	7,609	162,833
Cabot Oil & Gas Corp.	4,902	91,373
Chevron Corp.	22,250	2,584,115
Cimarex Energy Co.	1,187	50,115
Concho Resources, Inc.	2,357	159,145
ConocoPhillips	13,013	718,318
Devon Energy Corp.	4,737	96,066
Diamondback Energy, Inc.	1,912	163,973
EOG Resources, Inc.	6,802	471,447
Exxon Mobil Corp.	49,592	3,350,931
Halliburton Co.	10,267	197,640
Helmerich & Payne, Inc.	1,282	48,075
Hess Corp.	3,032	199,354
HollyFrontier Corp.	1,773	97,409
Kinder Morgan, Inc.	22,819	455,924
Marathon Oil Corp.	9,423	108,647
Marathon Petroleum Corp.	7,718	493,566
National Oilwell Varco, Inc.	4,523	102,310
Noble Energy, Inc.	5,606	107,972
Occidental Petroleum Corp.	10,484	424,602
ONEOK, Inc.	4,841	338,047
Phillips 66	5,257	614,123
Pioneer Natural Resources Co.	1,961	241,242
Schlumberger Ltd.	16,209	529,872
TechnipFMC PLC (United Kingdom)	4,917	97,012
Valero Energy Corp.	4,859	471,226
Williams Cos., Inc. (The)	14,206	316,936

		12,787,685

Financials-13.19%
Affiliated Managers Group, Inc.	595	47,529
Aflac, Inc.	8,678	461,322
Allstate Corp. (The)	3,858	410,568
American Express Co.	7,975	935,308
American International Group, Inc.	10,195	539,927
Ameriprise Financial, Inc.	1,533	231,314
Aon PLC	2,763	533,701
Arthur J. Gallagher & Co.	2,182	199,042
Assurant, Inc.	715	90,140
Bank of America Corp.	98,196	3,070,589
Bank of New York Mellon Corp. (The)	10,055	470,071
BB&T Corp.	8,981	476,442

	Shares	Value
Financials-(continued)
Berkshire Hathaway, Inc., Class B(c)	22,985	$4,886,151
BlackRock, Inc.	1,379	636,684
Capital One Financial Corp.	5,512	513,994
Cboe Global Markets, Inc.	1,309	150,731
Charles Schwab Corp. (The)	13,635	555,081
Chubb Ltd.	5,343	814,380
Cincinnati Financial Corp.	1,780	201,514
Citigroup, Inc.	26,477	1,902,637
Citizens Financial Group, Inc.	5,240	184,238
CME Group, Inc., Class A	4,196	863,327
Comerica, Inc.	1,749	114,420
Discover Financial Services	3,731	299,450
E*TRADE Financial Corp.	2,809	117,388
Everest Re Group, Ltd.	477	122,632
Fifth Third Bancorp	8,560	248,925
First Republic Bank	1,971	209,636
Franklin Resources, Inc.	3,304	91,025
Globe Life, Inc.	1,179	114,752
Goldman Sachs Group, Inc. (The)	3,808	812,551
Hartford Financial Services Group, Inc. (The)	4,238	241,905
Huntington Bancshares, Inc.	12,166	171,906
Intercontinental Exchange, Inc.	6,568	619,494
Invesco Ltd.(d)	4,516	75,959
JPMorgan Chase & Co.	37,477	4,681,627
KeyCorp	11,758	211,291
Lincoln National Corp.	2,347	132,559
Loews Corp.	3,046	149,254
M&T Bank Corp.	1,567	245,282
MarketAxess Holdings, Inc.	442	162,917
Marsh & McLennan Cos., Inc.	5,932	614,674
MetLife, Inc.	9,331	436,597
Moody’s Corp.	1,908	421,077
Morgan Stanley	14,723	677,994
MSCI, Inc.	992	232,684
Nasdaq, Inc.	1,352	134,889
Northern Trust Corp.	2,517	250,895
People’s United Financial, Inc.	4,673	75,562
PNC Financial Services Group, Inc. (The)	5,219	765,627
Principal Financial Group, Inc.	3,037	162,115
Progressive Corp. (The)	6,853	477,654
Prudential Financial, Inc.	4,711	429,361
Raymond James Financial, Inc.	1,446	120,727
Regions Financial Corp.	11,697	188,322
S&P Global, Inc.	2,887	744,817
State Street Corp.	4,366	288,462
SunTrust Banks, Inc.	5,203	355,573
SVB Financial Group(c)	606	134,217
Synchrony Financial	7,155	253,072
T. Rowe Price Group, Inc.	2,760	319,608
Travelers Cos., Inc. (The)	3,050	399,733
U.S. Bancorp	16,807	958,335
Unum Group	2,447	67,390
Wells Fargo & Co.	46,995	2,426,352
Willis Towers Watson PLC	1,511	282,406
Zions Bancorp. N.A.	2,074	100,527

		38,316,333

Health Care-14.28%
Abbott Laboratories	20,715	1,731,981
AbbVie, Inc.	17,329	1,378,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Health Care-(continued)
ABIOMED, Inc.(c)	532	$110,433
Agilent Technologies, Inc.	3,627	274,745
Alexion Pharmaceuticals, Inc.(c)	2,628	276,991
Align Technology, Inc.(c)	853	215,203
Allergan PLC	3,843	676,791
AmerisourceBergen Corp.	1,782	152,147
Amgen, Inc.	7,028	1,498,721
Anthem, Inc.	3,000	807,240
Baxter International, Inc.	5,983	458,896
Becton, Dickinson and Co.	3,165	810,240
Biogen, Inc.(c)	2,163	646,110
Boston Scientific Corp.(c)	16,327	680,836
Bristol-Myers Squibb Co.	19,173	1,099,955
Cardinal Health, Inc.	3,496	172,877
Celgene Corp.(c)	8,305	897,189
Centene Corp.(c)	4,850	257,438
Cerner Corp.	3,733	250,559
Cigna Corp.	4,426	789,864
Cooper Cos., Inc. (The)	583	169,653
CVS Health Corp.	15,242	1,011,916
Danaher Corp.	7,485	1,031,583
DaVita, Inc.(c)	1,137	66,628
DENTSPLY SIRONA, Inc.	2,628	143,962
Edwards Lifesciences Corp.(c)	2,439	581,409
Eli Lilly and Co.	9,957	1,134,600
Gilead Sciences, Inc.	14,845	945,775
HCA Healthcare, Inc.	3,117	416,244
Henry Schein, Inc.(c)	1,736	108,648
Hologic, Inc.(c)	3,132	151,307
Humana, Inc.	1,584	466,013
IDEXX Laboratories, Inc.(c)	1,009	287,575
Illumina, Inc.(c)	1,722	508,885
Incyte Corp.(c)	2,092	175,561
Intuitive Surgical, Inc.(c)	1,351	747,035
IQVIA Holdings, Inc.(c)	2,136	308,481
Johnson & Johnson	30,934	4,084,525
Laboratory Corp. of America Holdings(c)	1,147	188,991
McKesson Corp.	2,168	288,344
Medtronic PLC	15,725	1,712,453
Merck & Co., Inc.	30,011	2,600,753
Mettler-Toledo International, Inc.(c)	288	203,023
Mylan N.V.(c)	6,047	115,800
PerkinElmer, Inc.	1,302	111,920
Perrigo Co. PLC	1,595	84,567
Pfizer, Inc.	64,829	2,487,489
Quest Diagnostics, Inc.	1,579	159,874
Regeneron Pharmaceuticals, Inc.(c)	935	286,372
ResMed, Inc.	1,685	249,245
Stryker Corp.	3,762	813,608
Teleflex, Inc.	542	188,296
Thermo Fisher Scientific, Inc.	4,693	1,417,192
UnitedHealth Group, Inc.	11,108	2,806,992
Universal Health Services, Inc., Class B	951	130,724
Varian Medical Systems, Inc.(c)	1,068	129,025
Vertex Pharmaceuticals, Inc.(c)	3,015	589,372
Waters Corp.(c)	783	165,699
WellCare Health Plans, Inc.(c)	590	174,994

	Shares	Value
Health Care-(continued)
Zimmer Biomet Holdings, Inc.	2,407	$332,720
Zoetis, Inc.	5,598	716,096

		41,480,087

Industrials-9.41%
3M Co.	6,741	1,112,198
A.O. Smith Corp.	1,623	80,631
Alaska Air Group, Inc.	1,447	100,465
Allegion PLC	1,095	127,064
American Airlines Group, Inc.	4,643	139,569
AMETEK, Inc.	2,678	245,439
Arconic, Inc.	4,541	124,741
Boeing Co. (The)	6,265	2,129,536
C.H. Robinson Worldwide, Inc.	1,587	120,041
Caterpillar, Inc.	6,595	908,791
Cintas Corp.	973	261,416
Copart, Inc.(c)	2,363	195,278
CSX Corp.	9,353	657,235
Cummins, Inc.	1,849	318,915
Deere & Co.	3,690	642,577
Delta Air Lines, Inc.	6,782	373,552
Dover Corp.	1,707	177,340
Eaton Corp. PLC	4,922	428,755
Emerson Electric Co.	7,211	505,852
Equifax, Inc.	1,419	193,991
Expeditors International of Washington, Inc.	1,999	145,807
Fastenal Co.	6,719	241,481
FedEx Corp.	2,811	429,127
Flowserve Corp.	1,538	75,116
Fortive Corp.	3,461	238,809
Fortune Brands Home & Security, Inc.	1,641	98,542
General Dynamics Corp.	2,744	485,139
General Electric Co.	102,293	1,020,884
Honeywell International, Inc.	8,434	1,456,805
Huntington Ingalls Industries, Inc.	484	109,219
IDEX Corp.	890	138,422
IHS Markit Ltd.(c)	4,701	329,164
Illinois Tool Works, Inc.	3,450	581,601
Ingersoll-Rand PLC	2,831	359,226
J.B. Hunt Transport Services, Inc.	1,001	117,678
Jacobs Engineering Group, Inc.	1,588	148,605
Johnson Controls International PLC	9,328	404,182
Kansas City Southern	1,181	166,261
L3Harris Technologies, Inc.	2,617	539,913
Lockheed Martin Corp.	2,913	1,097,269
Masco Corp.	3,393	156,926
Nielsen Holdings PLC	4,169	84,047
Norfolk Southern Corp.	3,087	561,834
Northrop Grumman Corp.	1,844	649,973
PACCAR, Inc.	4,062	308,956
Parker-Hannifin Corp.	1,504	275,969
Pentair PLC	1,972	81,779
Quanta Services, Inc.	1,668	70,139
Raytheon Co.	3,266	693,078
Republic Services, Inc.	2,483	217,287
Robert Half International, Inc.	1,380	79,033
Rockwell Automation, Inc.	1,372	235,970
Rollins, Inc.	1,652	62,958
Roper Technologies, Inc.	1,218	410,417
Snap-on, Inc.	650	105,735

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Industrials-(continued)
Southwest Airlines Co.	5,668	$318,145
Stanley Black & Decker, Inc.	1,777	268,913
Textron, Inc.	2,698	124,351
TransDigm Group, Inc.	583	306,821
Union Pacific Corp.	8,260	1,366,700
United Airlines Holdings, Inc.(c)	2,590	235,276
United Parcel Service, Inc., Class B	8,186	942,782
United Rentals, Inc.(c)	907	121,148
United Technologies Corp.	9,508	1,365,159
Verisk Analytics, Inc.	1,918	277,535
W.W. Grainger, Inc.	518	159,979
Wabtec Corp.	2,135	148,105
Waste Management, Inc.	4,576	513,473
Xylem, Inc.	2,111	161,893

		27,331,017

Information Technology-22.71%
Accenture PLC, Class A	7,470	1,385,087
Adobe, Inc.(c)	5,688	1,580,866
Advanced Micro Devices, Inc.(c)	12,725	431,759
Akamai Technologies, Inc.(c)	1,935	167,377
Alliance Data Systems Corp.	479	47,900
Amphenol Corp., Class A	3,488	349,951
Analog Devices, Inc.	4,331	461,815
ANSYS, Inc.(c)	985	216,848
Apple, Inc.	49,794	12,386,755
Applied Materials, Inc.	10,828	587,527
Arista Networks, Inc.(c)	640	156,525
Autodesk, Inc.(c)	2,573	379,157
Automatic Data Processing, Inc.	5,088	825,426
Broadcom, Inc.	4,665	1,366,145
Broadridge Financial Solutions, Inc.	1,340	167,795
Cadence Design Systems, Inc.(c)	3,285	214,675
CDW Corp.	1,698	217,191
Cisco Systems, Inc.	49,761	2,364,145
Citrix Systems, Inc.	1,444	157,194
Cognizant Technology Solutions Corp., Class A	6,472	394,404
Corning, Inc.	9,152	271,174
DXC Technology Co.	3,070	84,947
F5 Networks, Inc.(c)	704	101,432
Fidelity National Information Services, Inc.	7,191	947,486
Fiserv, Inc.(c)	6,692	710,289
FleetCor Technologies, Inc.(c)	1,014	298,339
FLIR Systems, Inc.	1,590	81,980
Fortinet, Inc.(c)	1,665	135,797
Gartner, Inc.(c)	1,057	162,863
Global Payments, Inc.	3,518	595,175
Hewlett Packard Enterprise Co.	15,303	251,122
HP, Inc.	17,369	301,700
Intel Corp.	51,926	2,935,377
International Business Machines Corp.	10,385	1,388,786
Intuit, Inc.	3,046	784,345
IPG Photonics Corp.(c)	417	55,995
Jack Henry & Associates, Inc.	905	128,112
Juniper Networks, Inc.	4,055	100,645
Keysight Technologies, Inc.(c)	2,200	222,002
KLA Corp.	1,868	315,767
Lam Research Corp.	1,696	459,684
Leidos Holdings, Inc.	1,585	136,675
Mastercard, Inc., Class A	10,463	2,896,263

	Shares	Value
Information Technology-(continued)
Maxim Integrated Products, Inc.	3,180	$186,539
Microchip Technology, Inc.	2,788	262,880
Micron Technology, Inc.(c)	12,938	615,202
Microsoft Corp.	89,499	12,831,472
Motorola Solutions, Inc.	1,942	322,993
NetApp, Inc.	2,787	155,738
NVIDIA Corp.	7,138	1,434,881
Oracle Corp.	25,807	1,406,223
Paychex, Inc.	3,750	313,650
PayPal Holdings, Inc.(c)	13,793	1,435,851
Qorvo, Inc.(c)	1,382	111,749
QUALCOMM, Inc.	14,249	1,146,190
salesforce.com, inc.(c)	10,280	1,608,717
Seagate Technology PLC	2,773	160,917
Skyworks Solutions, Inc.	2,011	183,122
Symantec Corp.	6,665	152,495
Synopsys, Inc.(c)	1,760	238,920
TE Connectivity Ltd.	3,938	352,451
Texas Instruments, Inc.	10,941	1,290,929
VeriSign, Inc.(c)	1,220	231,824
Visa, Inc., Class A	20,241	3,620,305
Western Digital Corp.	3,470	179,225
Western Union Co. (The)	4,969	124,523
Xerox Holdings Corp.	2,232	75,732
Xilinx, Inc.	2,962	268,772

		65,935,797

Materials-2.72%
Air Products and Chemicals, Inc.	2,583	550,851
Albemarle Corp.	1,242	75,439
Amcor PLC	19,042	181,280
Avery Dennison Corp.	986	126,070
Ball Corp.	3,891	272,253
Celanese Corp.	1,448	175,425
CF Industries Holdings, Inc.	2,558	116,005
Corteva, Inc.	8,779	231,590
Dow, Inc.	8,711	439,818
DuPont de Nemours, Inc.	8,739	575,988
Eastman Chemical Co.	1,606	122,120
Ecolab, Inc.	2,935	563,725
FMC Corp.	1,528	139,812
Freeport-McMoRan, Inc.	17,005	166,989
International Flavors & Fragrances, Inc.	1,251	152,635
International Paper Co.	4,602	201,015
Linde PLC (United Kingdom)	6,336	1,256,746
LyondellBasell Industries N.V., Class A	3,024	271,253
Martin Marietta Materials, Inc.	732	191,718
Mosaic Co. (The)	4,160	82,701
Newmont Goldcorp Corp.	9,608	381,726
Nucor Corp.	3,551	191,221
Packaging Corp. of America	1,110	121,501
PPG Industries, Inc.	2,768	346,332
Sealed Air Corp.	1,811	75,645
Sherwin-Williams Co. (The)	961	550,000
Vulcan Materials Co.	1,551	221,591
Westrock Co.	3,018	112,783

		7,894,232

Real Estate-3.21%
Alexandria Real Estate Equities, Inc.	1,330	211,137
American Tower Corp.	5,187	1,131,181

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Real Estate-(continued)
Apartment Investment & Management Co., Class A	1,744	$95,711
AvalonBay Communities, Inc.	1,638	356,527
Boston Properties, Inc.	1,686	231,319
CBRE Group, Inc., Class A(c)	3,943	211,148
Crown Castle International Corp.	4,871	676,046
Digital Realty Trust, Inc.	2,443	310,359
Duke Realty Corp.	4,237	148,888
Equinix, Inc.	994	563,379
Equity Residential	4,084	362,087
Essex Property Trust, Inc.	770	251,890
Extra Space Storage, Inc.	1,505	168,966
Federal Realty Investment Trust	818	111,256
HCP, Inc.	5,757	216,578
Host Hotels & Resorts, Inc.	8,553	140,184
Iron Mountain, Inc.	3,364	110,339
Kimco Realty Corp.	4,946	106,636
Macerich Co. (The)	1,291	35,503
Mid-America Apartment Communities, Inc.	1,337	185,830
Prologis, Inc.	7,398	649,248
Public Storage	1,759	392,011
Realty Income Corp.	3,731	305,158
Regency Centers Corp.	1,966	132,194
SBA Communications Corp., Class A	1,326	319,102
Simon Property Group, Inc.	3,609	543,804
SL Green Realty Corp.	965	80,674
UDR, Inc.	3,432	172,458
Ventas, Inc.	4,366	284,227
Vornado Realty Trust	1,856	121,809
Welltower, Inc.	4,749	430,687
Weyerhaeuser Co.	8,731	255,033

		9,311,369

Utilities-3.55%
AES Corp. (The)	7,780	132,649

	Shares	Value
Utilities-(continued)
Alliant Energy Corp.	2,782	$148,392
Ameren Corp.	2,881	223,854
American Electric Power Co., Inc.	5,787	546,235
American Water Works Co., Inc.	2,118	261,086
Atmos Energy Corp.	1,387	156,010
CenterPoint Energy, Inc.	5,888	171,164
CMS Energy Corp.	3,325	212,534
Consolidated Edison, Inc.	3,892	358,920
Dominion Energy, Inc.	9,632	795,122
DTE Energy Co.	2,149	273,611
Duke Energy Corp.	8,542	805,169
Edison International	4,196	263,928
Entergy Corp.	2,330	283,048
Evergy, Inc.	2,762	176,519
Eversource Energy	3,794	317,710
Exelon Corp.	11,389	518,086
FirstEnergy Corp.	6,329	305,817
NextEra Energy, Inc.	5,728	1,365,211
NiSource, Inc.	4,375	122,675
NRG Energy, Inc.	2,966	118,996
Pinnacle West Capital Corp.	1,317	123,956
PPL Corp.	8,466	283,526
Public Service Enterprise Group, Inc.	5,924	375,048
Sempra Energy	3,219	465,178
Southern Co. (The)	12,250	767,585
WEC Energy Group, Inc.	3,697	348,997
Xcel Energy, Inc.	6,147	390,396

		10,311,422

TOTAL INVESTMENTS IN SECURITIES-101.83% (Cost $235,658,841)		295,721,338
OTHER ASSETS LESS LIABILITIES-(1.83)%		(5,316,685)

NET ASSETS-100.00%		$290,404,653

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	A portion of the securities in the Fund are subject to covered call options written. See Note 2L and Note 5.
(c)	Non-income producing security.
(d)

The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2019.

		Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2019	Dividend Income
Invesco Ltd.		$116,221	$23,104	$(36,782)	$1,137	$(27,721)	$75,959	$3,272

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value*	Value	Unrealized Appreciation (Depreciation)
Equity Risk
S&P 500 Index	Call	11/15/2019	972	$2,995	$(3,422,471)	$291,114,000	$(5,316,840)	$(1,894,369)

*     Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Information Technology	22.71
Health Care	14.28
Financials	13.19
Communication Services	10.62
Consumer Discretionary	10.19
Industrials	9.41
Consumer Staples	7.55
Energy	4.40
Utilities	3.55
Real Estate	3.21
Materials	2.72
Other Assets Less Liabilities	(1.83)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® Quality ETF (SPHQ)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-0.06%
TripAdvisor, Inc.(b)	24,545	$991,618

Consumer Discretionary-9.23%
Advance Auto Parts, Inc.	17,624	2,863,548
Best Buy Co., Inc.	83,741	6,015,116
Booking Holdings, Inc.(b)	13,123	26,886,009
Darden Restaurants, Inc.	29,052	3,261,668
Dollar General Corp.	58,287	9,345,738
eBay, Inc.	209,854	7,397,353
Garmin Ltd.	28,263	2,649,656
NIKE, Inc., Class B	419,495	37,565,777
PulteGroup, Inc.	57,456	2,254,573
Ross Stores, Inc.	104,436	11,453,496
TJX Cos., Inc. (The)	390,086	22,488,458
Ulta Beauty, Inc.(b)	16,327	3,806,640
Under Armour, Inc., Class A(b)(c)	38,450	793,993
VF Corp	74,052	6,093,739

		142,875,764

Consumer Staples-10.68%
Costco Wholesale Corp.	93,018	27,636,578
Estee Lauder Cos., Inc. (The), Class A	57,010	10,619,253
Monster Beverage Corp.(b)	112,958	6,340,332
PepsiCo, Inc.	392,921	53,896,973
Procter & Gamble Co. (The)	536,570	66,808,331

		165,301,467

Energy-4.86%
Cabot Oil & Gas Corp.	119,115	2,220,304
Chevron Corp.	405,142	47,053,192
ConocoPhillips	289,222	15,965,054
Devon Energy Corp.	138,118	2,801,033
Occidental Petroleum Corp.	175,353	7,101,796

		75,141,379

Financials-4.42%
Aflac, Inc.	165,933	8,820,998
Ameriprise Financial, Inc.	33,591	5,068,546
Charles Schwab Corp. (The)	409,808	16,683,284
Cincinnati Financial Corp.	36,074	4,083,937
E*TRADE Financial Corp.	76,130	3,181,473
Everest Re Group, Ltd.	9,342	2,401,735
Franklin Resources, Inc.	91,729	2,527,134
Globe Life, Inc.	24,176	2,353,050
Hartford Financial Services Group, Inc. (The).	81,688	4,662,751
Huntington Bancshares, Inc.	233,843	3,304,201
Lincoln National Corp.	48,620	2,746,058
Principal Financial Group, Inc.	63,252	3,376,392
SVB Financial Group(b)	12,737	2,820,991
T. Rowe Price Group, Inc.	54,976	6,366,221

		68,396,771

Health Care-20.44%
Agilent Technologies, Inc.	74,356	5,632,467
Align Technology, Inc.(b)	20,076	5,064,974
Amgen, Inc.	181,452	38,694,639
Biogen, Inc.(b)	46,102	13,771,128
Bristol-Myers Squibb Co.	404,458	23,203,755
Edwards Lifesciences Corp.(b)	50,212	11,969,537

	Shares	Value
Health Care-(continued)
Gilead Sciences, Inc.	373,135	$23,772,431
Johnson & Johnson	525,205	69,348,068
Merck & Co., Inc.	673,368	58,354,071
Mettler-Toledo International, Inc.(b)	6,435	4,536,289
Pfizer, Inc.	1,268,050	48,655,078
ResMed, Inc.	32,262	4,772,195
Varian Medical Systems, Inc.(b)	23,676	2,860,298
Waters Corp.(b)	27,248	5,766,222

		316,401,152

Industrials-8.58%
3M Co.	138,753	22,892,858
A.O. Smith Corp.	33,041	1,641,477
C.H. Robinson Worldwide, Inc.	33,121	2,505,272
Copart, Inc.(b)	44,326	3,663,101
Cummins, Inc.	32,330	5,576,278
Dover Corp.	35,362	3,673,758
Expeditors International of Washington, Inc.	37,406	2,728,394
Fastenal Co.	130,256	4,681,401
Honeywell International, Inc.	183,294	31,660,373
Huntington Ingalls Industries, Inc.	9,702	2,189,353
Illinois Tool Works, Inc.	76,162	12,839,390
Pentair PLC	51,293	2,127,121
Raytheon Co.	62,671	13,299,413
Robert Half International, Inc.	33,381	1,911,730
Rockwell Automation, Inc.	34,058	5,857,635
Rollins, Inc.	35,635	1,358,050
Snap-on, Inc.	12,664	2,060,053
Southwest Airlines Co.	116,049	6,513,830
Textron, Inc.	51,702	2,382,945
W.W. Grainger, Inc.	10,411	3,215,333

		132,777,765

Information Technology-40.50%
Accenture PLC, Class A	152,680	28,309,926
Apple, Inc.	364,605	90,699,140
Applied Materials, Inc.	240,812	13,066,459
Automatic Data Processing, Inc.	96,674	15,683,423
Broadridge Financial Solutions, Inc.	24,081	3,015,423
Cisco Systems, Inc.	1,269,768	60,326,678
Citrix Systems, Inc.	26,207	2,852,894
Fortinet, Inc.(b)	48,960	3,993,178
Intel Corp.	910,331	51,461,011
Intuit, Inc.	65,008	16,739,560
Juniper Networks, Inc.	67,554	1,676,690
KLA Corp.	43,945	7,428,463
Lam Research Corp.	51,427	13,938,774
Mastercard, Inc., Class A	258,285	71,495,871
Microsoft Corp.	538,463	77,199,440
NetApp, Inc.	90,482	5,056,134
Paychex, Inc.	81,674	6,831,213
PayPal Holdings, Inc.(b)	334,591	34,830,923
Qorvo, Inc.(b)	24,417	1,974,359
QUALCOMM, Inc.	273,711	22,017,313
Texas Instruments, Inc.	260,862	30,779,107
Visa, Inc., Class A	377,209	67,467,602

		626,843,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® Quality ETF (SPHQ)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Materials-0.38%
Corteva, Inc.	225,392	$5,945,841

Real Estate-0.82%
HCP, Inc.	112,772	4,242,482
Public Storage	37,551	8,368,616

		12,611,098

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $1,334,866,473)		1,547,286,436

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	550,258	550,258

	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	183,346	$183,419

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $733,677)		733,677

TOTAL INVESTMENTS IN SECURITIES-100.02% (Cost $1,335,600,150)		1,548,020,113
OTHER ASSETS LESS LIABILITIES-(0.02)%		(251,428)

NET ASSETS-100.00%		$1,547,768,685

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Information Technology	40.50
Health Care	20.44
Consumer Staples	10.68
Consumer Discretionary	9.23
Industrials	8.58
Energy	4.86
Financials	4.42
Sector Types Each Less Than 3%	1.26
Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P Spin-Off ETF (CSD)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-0.56%
Cars.com, Inc.(b)	52,283	$591,321

Consumer Discretionary-15.98%
Adient PLC	68,280	1,446,853
Delphi Technologies PLC	68,313	834,102
frontdoor, Inc.(b)	66,383	3,201,652
Garrett Motion, Inc. (Switzerland)(b)	58,520	555,940
Hilton Grand Vacations, Inc.(b)	67,373	2,339,864
Kontoor Brands, Inc.	36,574	1,389,812
Penn National Gaming, Inc.(b)	85,414	1,820,600
Veoneer, Inc. (Sweden)(b)(c)	78,623	1,251,678
Wyndham Hotels & Resorts, Inc.	75,624	4,081,427

		16,921,928

Consumer Staples-7.24%
Lamb Weston Holdings, Inc.	98,321	7,672,971

Energy-3.67%
Apergy Corp.(b)	60,743	1,528,901
Equitrans Midstream Corp.	159,998	2,227,172
KLX Energy Services Holdings, Inc.(b)	16,475	130,812

		3,886,885

Financials-10.87%
Brighthouse Financial, Inc.(b)	87,365	3,298,902
Synchrony Financial	232,303	8,216,557

		11,515,459

Health Care-1.57%
Covetrus, Inc.(b)(c)	76,397	757,476
Varex Imaging Corp.(b)	30,114	903,721

		1,661,197

Industrials-19.02%
Arcosa, Inc.	37,946	1,457,506
Fortive Corp.	115,133	7,944,177
Hertz Global Holdings, Inc.(b)	79,100	1,068,641
IAA, Inc.(b)	104,674	3,993,313
nVent Electric PLC	122,012	2,813,597
Resideo Technologies, Inc.(b)	96,281	917,558
Welbilt, Inc.(b)	102,875	1,950,510

		20,145,302

Information Technology-11.69%
Conduent, Inc.(b)	129,263	798,845
Hewlett Packard Enterprise Co.	530,809	8,710,576
Perspecta, Inc.	108,183	2,871,177

		12,380,598

	Shares	Value
Materials-21.48%
Alcoa Corp.(b)	145,512	$3,025,194
Corteva, Inc.	285,383	7,528,404
Dow, Inc.	169,701	8,568,203
GCP Applied Technologies, Inc.(b)	42,172	871,274
Ingevity Corp.(b)	32,828	2,764,446

		22,757,521

Real Estate-7.93%
CorePoint Lodging, Inc.	30,775	303,134
JBG SMITH Properties	92,560	3,726,466
Park Hotels & Resorts, Inc.	188,002	4,371,046

		8,400,646

Total Common Stocks & Other Equity Interests (Cost $117,453,841)		105,933,828

Money Market Funds-0.22%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $230,128)	230,128	230,128

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.23% (Cost $117,683,969)		106,163,956

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.36%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	1,080,736	1,080,736
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	360,101	360,245

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,440,967)		1,440,981

TOTAL INVESTMENTS IN SECURITIES-101.59% (Cost $119,124,936)		107,604,937
OTHER ASSETS LESS LIABILITIES-(1.59)%		(1,684,843)

NET ASSETS-100.00%		$105,920,094

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P Spin-Off ETF (CSD)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Materials	21.48
Industrials	19.02
Consumer Discretionary	15.98
Information Technology	11.69
Financials	10.87
Real Estate	7.93
Consumer Staples	7.24
Energy	3.67
Sector Types Each Less Than 3%	2.13
Money Market Funds Plus Other Assets Less Liabilities	(0.01)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Water Resources ETF (PHO)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Building Products-5.58%
A.O. Smith Corp.	863,338	$42,890,632
Advanced Drainage Systems, Inc.	381,623	14,127,683

		57,018,315

Chemicals-7.31%
Ecolab, Inc.	389,341	74,780,726

Commercial Services & Supplies-4.23%
Tetra Tech, Inc.	495,099	43,306,310

Construction & Engineering-2.92%
Aegion Corp.(b)	167,227	3,623,809
Valmont Industries, Inc.	191,299	26,244,310

		29,868,119

Electronic Equipment, Instruments & Components-4.42%
Badger Meter, Inc.	241,689	13,969,624
Itron, Inc.(b)	408,839	31,178,062

		45,147,686

Health Care Equipment & Supplies-7.62%
Danaher Corp.	565,311	77,911,162

Industrial Conglomerates-7.22%
Roper Technologies, Inc.	219,013	73,798,620

Life Sciences Tools & Services-7.84%
Waters Corp.(b)	379,088	80,222,603

Machinery-30.74%
Energy Recovery, Inc.(b)(c)	351,526	3,272,707
Evoqua Water Technologies Corp.(b)	546,927	9,500,122
Franklin Electric Co., Inc.	231,210	12,450,658
Gorman-Rupp Co. (The)	64,234	2,372,804
IDEX Corp.	487,675	75,848,093
Lindsay Corp.(c)	135,212	12,765,365
Mueller Industries, Inc.	377,546	11,617,090
Mueller Water Products, Inc., Class A	1,052,190	12,310,623
Pentair PLC	1,118,109	46,367,980
Rexnord Corp.(b)	924,389	26,150,965
Toro Co. (The)	557,735	43,018,101
Watts Water Technologies, Inc., Class A	198,064	18,469,468
Xylem, Inc.	524,246	40,204,426

		314,348,402

Trading Companies & Distributors-3.99%
HD Supply Holdings, Inc.(b)	1,032,189	40,812,753

	Shares	Value
Water Utilities-18.08%
American States Water Co.	263,859	$25,100,907
American Water Works Co., Inc.	315,445	38,884,905
Aqua America, Inc.	906,807	41,105,561
AquaVenture Holdings Ltd.(b)	305,994	6,003,602
Artesian Resources Corp., Class A	18,086	670,991
California Water Service Group	349,834	19,580,209
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)	2,524,703	34,184,479
Consolidated Water Co. Ltd. (Cayman Islands)	60,337	1,058,311
Middlesex Water Co.	97,905	6,584,111
SJW Group	162,686	11,770,332

		184,943,408

Total Common Stocks & Other Equity Interests (Cost $749,250,783)		1,022,158,104

Money Market Funds-0.12%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $1,255,684)	1,255,684	1,255,684

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $750,506,467)		1,023,413,788

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	869,182	869,182
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	289,611	289,727

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,158,894)		1,158,909

TOTAL INVESTMENTS IN SECURITIES-100.18% (Cost $751,665,361)		1,024,572,697
OTHER ASSETS LESS LIABILITIES-(0.18)%		(1,842,390)

NET ASSETS-100.00%		$1,022,730,307

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Water Resources ETF (PHO)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Machinery	30.74
Water Utilities	18.08
Life Sciences Tools & Services	7.84
Health Care Equipment & Supplies	7.62
Chemicals	7.31
Industrial Conglomerates	7.22
Building Products	5.58
Electronic Equipment, Instruments & Components	4.42
Commercial Services & Supplies	4.23
Trading Companies & Distributors	3.99
Construction & Engineering	2.92
Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco WilderHill Clean Energy ETF (PBW)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Aerospace & Defense-2.38%
Hexcel Corp.	57,614	$4,299,157

Auto Components-4.73%
Gentherm, Inc.(b)	116,056	4,847,659
Workhorse Group, Inc.(b)(c)	1,457,544	3,687,586

		8,535,245

Automobiles-5.41%
NIO, Inc., ADR (China)(b)(c)	2,162,807	3,136,070
Tesla, Inc.(b)(c)	21,027	6,621,823

		9,757,893

Chemicals-10.09%
Air Products and Chemicals, Inc.	21,293	4,540,945
Albemarle Corp.(c)	69,131	4,199,017
Livent Corp.(b)	692,226	4,748,671
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)	173,057	4,703,689

		18,192,322

Construction & Engineering-9.00%
Ameresco, Inc., Class A(b)	324,750	4,786,815
MYR Group, Inc.(b)	162,984	5,608,279
Quanta Services, Inc.	139,054	5,847,221

		16,242,315

Electrical Equipment-15.78%
American Superconductor Corp.(b)(c)	114,703	898,125
Ballard Power Systems, Inc. (Canada)(b)(c)	862,737	4,762,308
Bloom Energy Corp., Class A(b)(c)	1,448,548	4,432,557
Plug Power, Inc.(b)(c)	1,725,475	4,572,509
Sunrun, Inc.(b)	281,372	4,372,521
TPI Composites, Inc.(b)	243,806	5,005,337
Vivint Solar, Inc.(b)(c)	629,127	4,410,180

		28,453,537

Electronic Equipment, Instruments & Components-2.98%
Itron, Inc.(b)	70,447	5,372,288

Independent Power and Renewable Electricity Producers-12.84%
Atlantica Yield PLC (Spain)	194,178	4,662,214
Ormat Technologies, Inc.	63,733	4,879,398
Pattern Energy Group, Inc., Class A	171,853	4,817,039
Sunnova Energy International, Inc.(b)(c)	404,943	4,300,495
TerraForm Power, Inc., Class A	265,008	4,499,836

		23,158,982

Machinery-5.40%
ESCO Technologies, Inc.	60,186	5,085,115
Woodward, Inc.	43,654	4,656,136

		9,741,251

	Shares	Value
Oil, Gas & Consumable Fuels-3.06%
Renewable Energy Group, Inc.(b)	337,404	$5,513,181

Professional Services-2.27%
Willdan Group, Inc.(b)	135,130	4,094,439

Semiconductors & Semiconductor Equipment-25.98%
Advanced Energy Industries, Inc.(b)	80,571	4,761,746
Canadian Solar, Inc. (Canada)(b)	220,757	3,768,322
Cree, Inc.(b)	93,716	4,473,065
Daqo New Energy Corp., ADR (China)(b)	97,981	3,719,359
Enphase Energy, Inc.(b)(c)	187,581	3,644,699
First Solar, Inc.(b)	71,675	3,712,048
JinkoSolar Holding Co. Ltd., ADR (China)(b)(c)	248,060	3,581,986
SolarEdge Technologies, Inc.(b)	54,095	4,595,911
SunPower Corp.(b)(c)	339,848	2,977,069
Universal Display Corp.	28,695	5,744,165
Veeco Instruments, Inc.(b)	430,944	5,878,076

		46,856,446

Total Common Stocks & Other Equity Interests (Cost $172,019,125)		180,217,056

Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $135,371)	135,371	135,371

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $172,154,496)		180,352,427

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-22.25%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	30,094,761	30,094,761
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	10,027,576	10,031,587

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,125,642)		40,126,348

TOTAL INVESTMENTS IN SECURITIES-122.24% (Cost $212,280,138)		220,478,775
OTHER ASSETS LESS LIABILITIES-(22.24)%		(40,115,236)

NET ASSETS-100.00%		$180,363,539

Investment Abbreviations:

ADR-American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco WilderHill Clean Energy ETF (PBW)–(continued)

October 31, 2019

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2019

Semiconductors & Semiconductor Equipment	25.98
Electrical Equipment	15.78
Independent Power and Renewable Electricity Producers	12.84
Chemicals	10.09
Construction & Engineering	9.00
Automobiles	5.41
Machinery	5.40
Auto Components	4.73
Oil, Gas & Consumable Fuels	3.06
Industry Types Each Less Than 3%	7.63
Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

(This Page Intentionally Left Blank)

37

Statements of Assets and Liabilities

October 31, 2019

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)	Invesco BRIC ETF (EEB)	Invesco CleantechTM ETF (PZD)	Invesco DWA Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)
Assets:
Unaffiliated investments in securities, at value(a)	$1,077,711,741	$85,373,140	$200,396,818	$1,559,259,279	$195,876,388
Affiliated investments in securities, at value	372,116	1,419,669	10,690,935	8,222,456	31,810,192
Other investments:
Unrealized appreciation on swap agreements – OTC	-	-	-	-	66,005
Cash	-	-	-	28,916	-
Foreign currencies, at value	-	-	5,995	-	24,570
Deposits with brokers:
Cash collateral-OTC derivatives	-	-	-	-	270,000
Receivable for:
Dividends	689,345	171,613	57,963	316,564	70,991
Securities lending	1,192	3,526	4,840	1,385	19,646
Investments sold	-	-	-	3,075,681	428,448
Fund shares sold	3,366,225	24,328,117	-	3,050,588	-
Foreign tax reclaims	-	-	311,176	-	578,263
Other assets	429	-	519	757	355

Total assets	1,082,141,048	111,296,065	211,468,246	1,573,955,626	229,144,858

Liabilities:
Other investments:
Unrealized depreciation on swap agreements – OTC	-	-	-	-	33,140
Open written options, at value	-	-	-	-	-
Due to custodian	138,895	-	-	-	87,100
Payable for:
Investments purchased	3,367,647	24,325,069	-	3,051,367	343,911
Collateral upon return of securities loaned	372,113	1,310,419	9,957,446	6,976,147	17,453,425
Fund shares repurchased	-	-	-	3,074,768	-
Open swap agreements - OTC	-	-	-	-	1,901
Expenses recaptured.	-	-	6,064	-	-
Accrued unitary management fees	-	-	-	-	-
Accrued advisory fees	451,138	23,651	81,353	659,045	85,553
Accrued trustees’ and officer’s fees	57,468	7,961	43,178	125,690	64,438
Accrued expenses	561,750	183,633	172,273	1,218,127	244,867

Total liabilities	4,949,011	25,850,733	10,260,314	15,105,144	18,314,335

Net Assets	$1,077,192,037	$85,445,332	$201,207,932	$1,558,850,482	$210,830,523

Net assets consist of:
Shares of beneficial interest	$803,784,801	$249,008,582	$179,698,390	$1,594,941,326	$278,217,723
Distributable earnings (loss)	273,407,236	(163,563,250)	21,509,542	(36,090,844)	(67,387,200)

Net Assets	$1,077,192,037	$85,445,332	$201,207,932	$1,558,850,482	$210,830,523

Shares outstanding (unlimited amount authorized, $0.01 par value)	16,000,000	2,300,800	4,400,000	25,550,000	17,350,000
Net asset value	$67.32	$37.14	$45.73	$61.01	$12.15

Market price	$67.23	$37.06	$45.78	$60.93	$12.13

Unaffiliated investments in securities, at cost	$845,155,589	$80,579,008	$142,606,460	$1,264,353,711	$176,011,425

Affiliated investments in securities, at cost	$372,113	$1,419,644	$10,690,899	$8,222,456	$31,810,029

Foreign currencies, at cost	$-	$-	$5,854	$-	$23,671

Premium received on written options	$-	$-	$-	$-	$-

(a) Includes securities on loan with an aggregate value of:	$394,895	$1,268,578	$9,548,115	$6,672,665	$13,374,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Golden Dragon China ETF (PGJ)	Invesco Insider Sentiment ETF (NFO)	Invesco Raymond James SB-1 Equity ETF (RYJ)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)

$181,743,564	$77,516,498	$151,349,654	$295,645,379	$1,547,286,436	$105,933,828	$1,022,158,104	$180,217,056
22,514,014	138,041	5,478,471	75,959	733,677	1,671,109	2,414,593	40,261,719

-	-	-	-	-	-	-	-
-	-	161,351	-	-	-	-	-
-	-	-	-	-	-	-	-

-	-	-	-	-	-	-	-

21,018	33,590	73,665	267,654	1,383,117	42,771	569,222	34,444
55,369	853	4,575	-	28	365	1,212	368,428
1,913,108	-	57,067	3,369,467	-	-	-	-
-	-	-	-	1,717,834	-	-	-
-	-	5,478	-	-	-	-	-
217	-	-	-	199	-	326	2,280

206,247,290	77,688,982	157,130,261	299,358,459	1,551,121,291	107,648,073	1,025,143,457	220,883,927

-	-	-	-	-	-	-	-
-	-	-	5,316,840	-	-	-	-
-	-	-	136,858	129,779	-	-	-

-	-	161,351	59,964	1,718,331	-	-	-
22,161,143	-	5,285,466	-	733,677	1,440,967	1,158,894	40,125,642
1,913,283	-	-	3,312,600	-	-	-	-
-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	4,387
-	-	172,529	120,194	-	-	-	-
72,595	30,602	-	-	134,984	46,737	425,974	75,916
67,184	4,729	-	-	72,786	5,436	164,636	84,129
270,690	133,452	6,157	7,350	563,049	234,839	663,646	230,314

24,484,895	168,783	5,625,503	8,953,806	3,352,606	1,727,979	2,413,150	40,520,388

$181,762,395	$77,520,199	$151,504,758	$290,404,653	$1,547,768,685	$105,920,094	$1,022,730,307	$180,363,539

$398,301,071	$128,088,937	$199,737,259	$278,702,187	$1,441,377,473	$243,224,598	$988,026,727	$601,502,338
(216,538,676)	(50,568,738)	(48,232,501)	11,702,466	106,391,212	(137,304,504)	34,703,580	(421,138,799)

$181,762,395	$77,520,199	$151,504,758	$290,404,653	$1,547,768,685	$105,920,094	$1,022,730,307	$180,363,539

4,750,000	1,100,800	3,522,822	13,150,000	45,050,000	2,250,000	27,800,000	6,218,273
$38.27	$70.42	$43.01	$22.08	$34.36	$47.08	$36.79	$29.01

$38.11	$70.39	$42.91	$22.06	$34.28	$47.03	$36.72	$28.96

$183,264,363	$71,942,823	$142,201,372	$235,524,813	$1,334,866,473	$117,453,841	$749,250,783	$172,019,125

$22,513,516	$138,041	$5,478,362	$134,028	$733,677	$1,671,095	$2,414,578	$40,261,013

$-	$-	$-	$-	$-	$-	$-	$-

$-	$-	$-	$3,422,471	$-	$-	$-	$-

$21,596,121	$-	$5,165,339	$-	$712,983	$1,356,596	$1,114,543	$38,104,889

39

Statements of Operations

For the six months ended October 31, 2019

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)	Invesco BRIC ETF (EEB)	Invesco CleantechTM ETF (PZD)	Invesco DWA Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)
Investment income:
Unaffiliated dividend income	$9,471,931	$1,449,947	$988,275	$6,991,458	$3,785,334
Affiliated dividend income	12,496	1,166	288	15,912	199,586
Non-cash dividend income	-	-	-	-	1,791,928
Securities lending income	10,067	18,585	75,575	34,135	156,585
Foreign withholding tax	(15,553)	(112,841)	(72,166)	-	(174,161)

Total investment income	9,478,941	1,356,857	991,972	7,041,505	5,759,272

Expenses:
Unitary management fees	-	-	-	-	-
Advisory fees	2,545,173	156,947	460,031	3,872,448	541,384
Sub-licensing fees	305,446	12,590	69,014	774,556	108,292
Accounting & administration fees	47,519	11,206	18,108	70,876	20,850
Professional fees	16,860	12,647	13,169	19,785	14,662
Custodian & transfer agent fees	5,754	25,248	9,175	8,384	15,326
Trustees’ and officer’s fees	8,463	3,627	4,479	13,763	5,221
Recapture (Note 3)	-	-	31,129	-	-
Proxy fees	12,315	5,419	6,301	16,381	6,558
Other expenses	49,580	13,447	17,279	53,399	19,321

Total expenses	2,991,110	241,131	628,685	4,829,592	731,614

Less: Waivers	(1,003)	(34,925)	(31)	(1,360)	(16,737)

Net expenses	2,990,107	206,206	628,654	4,828,232	714,877

Net investment income	6,488,834	1,150,651	363,318	2,213,273	5,044,395

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(7,946,773)	(204,951)	(1,903,033)	(15,161,623)	(7,983,089)
Affiliated investment securities	-	-	(10,072)	-	-
Unaffiliated in-kind redemptions	54,111,039	2,684,896	-	103,380,206	8,298,601
Affiliated in-kind redemptions	-	-	-	-	-
Short Sales	-	-	-	-	-
Foreign currencies	-	319	(7,861)	-	(48,234)
Swap agreements	-	-	-	-	2,023,729
Written options	-	-	-	-	-

Net realized gain (loss)	46,164,266	2,480,264	(1,920,966)	88,218,583	2,291,007

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	34,593,216	(4,557,227)	5,980,757	(31,112,760)	(206,371)
Affiliated investment securities	3	25	(7,162)	-	163
Foreign currencies	-	(41)	6,661	-	19,372
Swap agreements	-	-	-	-	67,199
Written options	-	-	-	-	-

Change in unrealized appreciation (depreciation)	34,593,219	(4,557,243)	5,980,256	(31,112,760)	(119,637)

Net realized and unrealized gain (loss)	80,757,485	(2,076,979)	4,059,290	57,105,823	2,171,370

Net increase (decrease) in net assets resulting from operations	$87,246,319	$(926,328)	$4,422,608	$59,319,096	$7,215,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco Golden Dragon China ETF (PGJ)	Invesco Insider Sentiment ETF (NFO)	Invesco Raymond James SB-1 Equity ETF (RYJ)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)

$829,614	$789,301	$1,335,368	$3,140,216	$13,983,678	$1,182,369	$5,526,612	$462,700
3,219	1,181	840	4,138	12,488	2,620	9,466	2,487
-	-	-	-	-	-	-	-
285,855	2,709	44,296	-	660	7,627	3,923	1,977,250
(46,984)	-	(2,042)	-	-	-	-	(42,862)

1,071,704	793,191	1,378,462	3,144,354	13,996,826	1,192,616	5,540,001	2,399,575

-	-	600,236	770,691	-	-	-	-
469,078	177,439	-	-	1,116,802	318,219	2,453,387	435,851
93,829	21,351	-	-	179,122	31,910	368,054	87,179
21,824	12,250	-	-	58,803	19,430	41,153	16,469
15,596	13,456	-	-	18,587	13,404	16,312	13,142
44,429	7,563	-	-	17,101	8,911	3,156	12,636
5,213	3,580	-	-	11,037	4,033	10,855	4,745
-	-	-	-	-	-	-	21,886
6,362	5,454	6,157	7,350	16,158	5,926	12,117	6,166
16,454	10,662	-	-	41,968	15,028	52,779	20,140

672,785	251,755	606,393	778,041	1,459,578	416,861	2,957,813	618,214

(10,487)	(33,473)	(73)	(85)	(328,151)	(3,600)	(860)	(215)

662,298	218,282	606,320	777,956	1,131,427	413,261	2,956,953	617,999

409,406	574,909	772,142	2,366,398	12,865,399	779,355	2,583,048	1,781,576

(9,423,535)	(270,027)	(8,828,607)	(1,392,033)	(34,594,661)	(5,832,490)	4,040,020	(4,750,815)
-	-	-	(23,299)	-	-	-	-
6,495,215	3,589,406	7,759,298	20,626,445	90,930,700	12,950,601	51,740,409	21,667,161
-	-	-	(4,422)	-	-	-	-
-	-	-	98,010	-	-	-	-
-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-
-	-	-	(399,600)	-	-	-	-

(2,928,320)	3,319,379	(1,069,309)	18,905,101	56,336,039	7,118,111	55,780,429	16,916,346

(17,299,846)	(638,261)	(8,615,728)	(9,935,815)	(3,881,509)	(22,455,116)	3,309,051	(13,448,331)
498	-	109	1,137	-	14	15	706
-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-
-	-	-	651,483	-	-	-	-

(17,299,348)	(638,261)	(8,615,619)	(9,283,195)	(3,881,509)	(22,455,102)	3,309,066	(13,447,625)

(20,227,668)	2,681,118	(9,684,928)	9,621,906	52,454,530	(15,336,991)	59,089,495	3,468,721

$(19,818,262)	$3,256,027	$(8,912,786)	$11,988,304	$65,319,929	$(14,557,636)	$61,672,543	$5,250,297

41

Statements of Changes in Net Assets

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)		Invesco BRIC ETF (EEB)
	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Eight Months Ended April 30, 2019(a)(b)	Year Ended August 31, 2018
Operations:
Net investment income	$6,488,834	$8,066,369	$1,150,651	$394,495	$1,546,438
Net realized gain (loss)	46,164,266	89,843,301	2,480,264	(6,522,961)	(932,833)
Change in net unrealized appreciation (depreciation)	34,593,219	209,762	(4,557,243)	10,946,472	440,634

Net increase (decrease) in net assets resulting from operations	87,246,319	98,119,432	(926,328)	4,818,006	1,054,239

Distributions to Shareholders from:
Distributable earnings	(6,869,152)	(8,051,313)	-	(1,731,261)	(1,588,508)

Shareholder Transactions:
Proceeds from shares sold	179,947,345	67,402,990	24,328,117	9,001,851	7,466,289
Value of shares repurchased	(121,378,329)	(225,933,878)	(10,472,875)	(8,639,382)	(24,294,005)

Net increase (decrease) in net assets resulting from share transactions	58,569,016	(158,530,888)	13,855,242	362,469	(16,827,716)

Net increase (decrease) in net assets	138,946,183	(68,462,769)	12,928,914	3,449,214	(17,361,985)

Net assets:
Beginning of period	938,245,854	1,006,708,623	72,516,418	69,067,204	86,429,189

End of period	$1,077,192,037	$938,245,854	$85,445,332	$72,516,418	$69,067,204

Changes in Shares Outstanding:
Shares sold	2,700,000	1,150,000	650,000	250,000	200,000
Shares repurchased	(1,850,000)	(4,100,000)	(300,000)	(250,000)	(650,000)
Shares outstanding, beginning of period	15,150,000	18,100,000	1,950,800	1,950,800	2,400,800

Shares outstanding, end of period	16,000,000	15,150,000	2,300,800	1,950,800	1,950,800

(a)	For the period September 1, 2018 through April 30, 2019.
(b)	Effective April 30, 2019, Invesco BRIC ETF changed fiscal year end to April 30.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco CleantechTM ETF (PZD)		Invesco DWA Momentum ETF (PDP)		Invesco Global Listed Private Equity ETF (PSP)		Invesco Golden Dragon China ETF (PGJ)
Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019

$363,318	$762,695	$2,213,273	$2,910,983	$5,044,395	$6,637,957	$409,406	$573,064
(1,920,966)	414,995	88,218,583	120,652,437	2,291,007	7,163,396	(2,928,320)	11,901,350
5,980,256	10,915,621	(31,112,760)	28,031,961	(119,637)	(9,969,568)	(17,299,348)	(33,512,069)

4,422,608	12,093,311	59,319,096	151,595,381	7,215,765	3,831,785	(19,818,262)	(21,037,655)

(769,110)	(870,880)	(2,947,850)	(2,302,714)	(6,879,030)	(8,142,823)	(365,592)	(536,515)

17,433,745	13,011,807	443,539,076	978,754,798	9,938,051	62,756,056	8,992,516	45,958,312
-	(4,170,443)	(487,007,069)	(1,104,009,298)	(43,887,052)	(59,054,014)	(23,776,051)	(78,862,572)

17,433,745	8,841,364	(43,467,993)	(125,254,500)	(33,949,001)	3,702,042	(14,783,535)	(32,904,260)

21,087,243	20,063,795	12,903,253	24,038,167	(33,612,266)	(608,996)	(34,967,389)	(54,478,430)

180,120,689	160,056,894	1,545,947,229	1,521,909,062	244,442,789	245,051,785	216,729,784	271,208,214

$201,207,932	$180,120,689	$1,558,850,482	$1,545,947,229	$210,830,523	$244,442,789	$181,762,395	$216,729,784

400,000	300,000	7,350,000	18,100,000	850,000	5,350,000	250,000	950,000
-	(100,000)	(8,100,000)	(20,700,000)	(3,700,000)	(5,250,000)	(650,000)	(1,750,000)
4,000,000	3,800,000	26,300,000	28,900,000	20,200,000	20,100,000	5,150,000	5,950,000

4,400,000	4,000,000	25,550,000	26,300,000	17,350,000	20,200,000	4,750,000	5,150,000

43

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco Insider Sentiment ETF (NFO)		Invesco Raymond James SB-1 Equity ETF (RYJ)
	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Eight Months Ended April 30, 2019(a)(b)	Year Ended August 31, 2018
Operations:
Net investment income	$574,909	$766,770	$772,142	$503,437	$1,149,260
Net realized gain (loss)	3,319,379	1,728,405	(1,069,309)	(1,160,241)	24,357,786
Change in net unrealized appreciation (depreciation)	(638,261)	2,296,044	(8,615,619)	(14,274,311)	17,075,286

Net increase (decrease) in net assets resulting from operations	3,256,027	4,791,219	(8,912,786)	(14,931,115)	42,582,332

Distributions to Shareholders from:
Distributable earnings	-	(651,057)	-	(2,047,360)	-

Shareholder Transactions:
Proceeds from shares sold	31,520,241	19,121,597	14,844,784	28,666,826	81,954,730
Value of shares repurchased	(27,951,661)	(25,251,063)	(27,583,301)	(39,092,608)	(109,778,150)

Net increase (decrease) in net assets resulting from share transactions	3,568,580	(6,129,466)	(12,738,517)	(10,425,782)	(27,823,420)

Net increase (decrease) in net assets	6,824,607	(1,989,304)	(21,651,303)	(27,404,257)	14,758,912

Net assets:
Beginning of period	70,695,592	72,684,896	173,156,061	200,560,318	185,801,406

End of period	$77,520,199	$70,695,592	$151,504,758	$173,156,061	$200,560,318

Changes in Shares Outstanding:
Shares sold	450,000	300,000	350,000	650,000	1,800,000
Shares repurchased	(400,000)	(400,000)	(650,000)	(900,000)	(2,450,000)
Shares outstanding, beginning of period	1,050,800	1,150,800	3,822,822	4,072,822	4,722,822

Shares outstanding, end of period	1,100,800	1,050,800	3,522,822	3,822,822	4,072,822

(a)	For the period September 1, 2018 through April 30, 2019.
(b)	Effective April 30, 2019, Invesco Raymond James SB-1 Equity ETF changed fiscal year end to April 30.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P 500 BuyWrite ETF (PBP)		Invesco S&P 500® Quality ETF (SPHQ)		Invesco S&P Spin-Off ETF (CSD)
Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019

$2,366,398	$4,808,264	$12,865,399	$22,305,465	$779,355	$1,523,383
18,905,101	(5,540,829)	56,336,039	22,647,584	7,118,111	9,145,488
(9,283,195)	7,900,477	(3,881,509)	132,647,083	(22,455,102)	(14,390,165)

11,988,304	7,167,912	65,319,929	177,600,132	(14,557,636)	(3,721,294)

(2,629,334)	(8,385,502)	(13,382,914)	(21,455,885)	-	(1,410,652)

18,408,416	94,564,629	637,145,171	738,880,207	20,585,390	38,961,813
(58,140,404)	(74,865,327)	(611,098,619)	(752,396,827)	(46,922,073)	(89,549,926)

(39,731,988)	19,699,302	26,046,552	(13,516,620)	(26,336,683)	(50,588,113)

(30,373,018)	18,481,712	77,983,567	142,627,627	(40,894,319)	(55,720,059)

320,777,671	302,295,959	1,469,785,118	1,327,157,491	146,814,413	202,534,472

$290,404,653	$320,777,671	$1,547,768,685	$1,469,785,118	$105,920,094	$146,814,413

850,000	4,400,000	19,200,000	24,350,000	450,000	750,000
(2,700,000)	(3,600,000)	(18,300,000)	(25,150,000)	(1,000,000)	(1,800,000)
15,000,000	14,200,000	44,150,000	44,950,000	2,800,000	3,850,000

13,150,000	15,000,000	45,050,000	44,150,000	2,250,000	2,800,000

45

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco Water Resources ETF (PHO)		Invesco WilderHill Clean Energy ETF (PBW)
	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019
Operations:
Net investment income	$2,583,048	$4,294,743	$1,781,576	$1,769,176
Net realized gain	55,780,429	44,622,934	16,916,346	5,674,707
Change in net unrealized appreciation (depreciation)	3,309,066	75,770,242	(13,447,625)	9,670,394

Net increase in net assets resulting from operations	61,672,543	124,687,919	5,250,297	17,114,277

Distributions to Shareholders from:
Distributable earnings	(3,351,003)	(3,503,105)	(1,902,134)	(1,768,255)

Shareholder Transactions:
Proceeds from shares sold	141,991,217	164,167,797	74,723,424	43,306,082
Value of shares repurchased	(118,851,267)	(165,631,704)	(42,565,252)	(30,057,580)

Net increase (decrease) in net assets resulting from share transactions	23,139,950	(1,463,907)	32,158,172	13,248,502

Net increase in net assets	81,461,490	119,720,907	35,506,335	28,594,524

Net assets:
Beginning of period	941,268,817	821,547,910	144,857,204	116,262,680

End of period	$1,022,730,307	$941,268,817	$180,363,539	$144,857,204

Changes in Shares Outstanding:
Shares sold	3,950,000	5,000,000	2,550,000	1,600,000
Shares repurchased	(3,300,000)	(5,150,000)	(1,450,000)	(1,200,000)
Shares outstanding, beginning of period	27,150,000	27,300,000	5,118,273	4,718,273

Shares outstanding, end of period	27,800,000	27,150,000	6,218,273	5,118,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights

Invesco Aerospace & Defense ETF (PPA)

	Six Months Ended October 31, 2019		Years Ended April 30,
	(Unaudited)		2019	2018	2017	2016		2015
Per Share Operating Performance:
Net asset value at beginning of period	$61.93		$55.62	$44.81	$36.43	$35.73		$32.16
Net investment income(a)	0.42		0.49	0.42	0.60	0.53	(b)	0.32
Net realized and unrealized gain on investments	5.41		6.30	10.79	8.43	0.67		3.52
Total from investment operations	5.83		6.79	11.21	9.03	1.20		3.84
Distributions to shareholders from:
Net investment income	(0.44)		(0.48)	(0.40)	(0.65)	(0.50)		(0.27)
Net asset value at end of period	$67.32		$61.93	$55.62	$44.81	$36.43		$35.73
Market price at end of period(c)	$67.23		$61.94	$55.66	$44.84	$36.42		$35.71
Net Asset Value Total Return(d)	9.42%		12.33%	25.13%	25.06%	3.43%		11.99%
Market Price Total Return(d)	9.26%		12.27%	25.14%	25.18%	3.46%		11.96%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,077,192		$938,246	$1,006,709	$569,149	$298,735		$262,613
Ratio to average net assets of:
Expenses, after Waivers	0.59	%(e)	0.59%	0.60%	0.61%	0.64%		0.66%
Expenses, prior to Waivers	0.59	%(e)	0.59%	0.60%	0.61%	0.64%		0.66%
Net investment income	1.28	%(e)	0.86%	0.80%	1.47%	1.50	%(b)	0.94%
Portfolio turnover rate(f)	9%		15%	7%	10%	16%		13%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.33 and 0.93%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights–(continued)

Invesco BRIC ETF (EEB)

	Six Months Ended October 31, 2019		Eight Months Ended April 30,		Years Ended August 31,
	(Unaudited)		2019		2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$37.17		$35.40		$36.00	$28.64	$24.97	$37.98	$31.99
Net investment income(a)	0.66		0.21		0.66	0.53	0.36	0.56	0.75
Net realized and unrealized gain (loss) on investments	(0.69)		2.55		(0.62)	7.24	3.79	(12.54)	6.10
Total from investment operations	(0.03)		2.76		0.04	7.77	4.15	(11.98)	6.85
Distributions to shareholders from:
Net investment income	-		(0.99)		(0.64)	(0.41)	(0.48)	(1.03)	(0.86)
Net asset value at end of period	$37.14		$37.17		$35.40	$36.00	$28.64	$24.97	$37.98
Market price at end of period	$37.06	(b)	$37.21	(b)	$35.39 (b)	$36.03	$28.54	$24.95	$37.84
Net Asset Value Total Return(c)	(0.08)%		8.34%		0.01%	27.49%	16.97%	(31.90)%	21.68%
Market Price Total Return(c)	(0.40)%		8.47%		(0.10)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$85,445		$72,516		$69,067	$86,429	$74,480	$86,177	$180,427
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)	0.64	%(e)	0.59%	0.64%	0.64%	0.64%	0.64%
Expenses, prior to Waivers	0.76	%(d)	0.85	%(e)	0.67%	0.75%	0.78%	0.70%	0.66%
Net investment income	3.67	%(d)	0.91	%(e)	1.75%	1.69%	1.41%	1.81%	2.17%
Portfolio turnover rate(f)	28%		42%		39%	41%	24%	24%	68%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights–(continued)

Invesco CleantechTM ETF (PZD)

	Six Months Ended October 31, 2019		Years Ended April 30,
	(Unaudited)		2019	2018	2017		2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$45.03		$42.12	$37.06	$30.41		$30.60	$31.90
Net investment income(a)	0.09		0.19	0.25	0.59	(b)	0.22	0.27
Net realized and unrealized gain (loss) on investments	0.80		2.95	5.18	6.41		(0.18)	(1.33)
Total from investment operations	0.89		3.14	5.43	7.00		0.04	(1.06)
Distributions to shareholders from:
Net investment income	(0.19)		(0.23)	(0.37)	(0.35)		(0.23)	(0.24)
Net asset value at end of period	$45.73		$45.03	$42.12	$37.06		$30.41	$30.60
Market price at end of period(c)	$45.78		$45.21	$42.26	$37.19		$30.29	$30.54
Net Asset Value Total Return(d)	1.98%		7.48%	14.74%	23.21%		0.15%	(3.36)%
Market Price Total Return(d)	1.69%		7.55%	14.72%	24.13%		(0.05)%	(3.61)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$201,208		$180,121	$160,057	$92,639		$71,466	$76,512
Ratio to average net assets of:
Expenses, after Waivers	0.68	%(e)	0.68%	0.67%	0.68%		0.67%	0.67%
Expenses, prior to Waivers	0.68	%(e)	0.68%	0.68%	0.73%		0.73%	0.72%
Net investment income	0.40	%(e)	0.47%	0.61%	1.81	%(b)	0.76%	0.89%
Portfolio turnover rate(f)	10%		21%	17%	24%		25%	22%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.39 and 1.20%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights–(continued)

Invesco DWA Momentum ETF (PDP)

	Six Months Ended October 31, 2019		Years Ended April 30,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$58.78		$52.66	$45.86	$40.51	$42.44	$36.96
Net investment income(a)	0.09		0.11	0.13	0.28	0.12	0.16
Net realized and unrealized gain (loss) on investments	2.25		6.10	6.81	5.41	(1.94)	5.43
Total from investment operations	2.34		6.21	6.94	5.69	(1.82)	5.59
Distributions to shareholders from:
Net investment income	(0.11)		(0.09)	(0.13)	(0.34)	(0.11)	(0.11)
Return of capital	-		-	(0.01)	-	-	-
Total distributions	(0.11)		(0.09)	(0.14)	(0.34)	(0.11)	(0.11)
Net asset value at end of period	$61.01		$58.78	$52.66	$45.86	$40.51	$42.44
Market price at end of period(b)	$60.93		$58.79	$52.72	$45.87	$40.50	$42.43
Net Asset Value Total Return(c)	3.99%		11.81%	15.17%	14.12%	(4.29)%	15.13%
Market Price Total Return(c)	3.84%		11.70%	15.28%	14.17%	(4.29)%	15.19%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,558,850		$1,545,947	$1,521,909	$1,417,070	$1,438,022	$1,871,780
Ratio to average net assets of:
Expenses, after Waivers	0.62	%(d)	0.62%	0.63%	0.63%	0.64%	0.63	%(e)
Expenses, prior to Waivers	0.62	%(d)	0.62%	0.63%	0.63%	0.64%	0.63	%(e)
Net investment income	0.29	%(d)	0.20%	0.26%	0.65%	0.29%	0.39%
Portfolio turnover rate(f)	35%		82%	68%	68%	100%	73%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Financial Highlights–(continued)

Invesco Global Listed Private Equity ETF (PSP)

	Six Months Ended October 31, 2019		Years Ended April 30,
	(Unaudited)		2019	2018		2017	2016		2015
Per Share Operating Performance:
Net asset value at beginning of period	$12.10		$12.19	$12.25		$10.45	$11.95		$11.79
Net investment income(a)	0.28		0.32	0.40	(b)	0.41	0.60	(c)	0.35
Net realized and unrealized gain (loss) on investments	0.16		(0.03)	0.99		1.85	(1.53)		0.41
Total from investment operations	0.44		0.29	1.39		2.26	(0.93)		0.76
Distributions to shareholders from:
Net investment income	(0.39)		(0.38)	(1.40)		(0.46)	(0.57)		(0.60)
Return of capital	-		-	(0.05)		-	-		-
Total distributions	(0.39)		(0.38)	(1.45)		(0.46)	(0.57)		(0.60)
Net asset value at end of period	$12.15		$12.10	$12.19		$12.25	$10.45		$11.95
Market price at end of period(d)	$12.13		$12.13	$12.21		$12.29	$10.39		$11.93
Net Asset Value Total Return(e)	3.67%		2.28%	11.76%		22.21%	(8.09)%		6.79%
Market Price Total Return(e)	3.24%		2.36%	11.57%		23.32%	(8.47)%		6.09%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$210,831		$244,443	$245,052		$286,143	$325,925		$476,606
Ratio to average net assets of:
Expenses, after Waivers(f)	0.66	%(g)	0.64%	0.64%		0.66%	0.64%		0.64%
Expenses, prior to Waivers(f)	0.67	%(g)	0.66%	0.65%		0.67%	0.66%		0.66%
Net investment income	4.66	%(g)	2.79%	3.16	%(b)	3.77%	5.51	%(c)	3.04%
Portfolio turnover rate(h)	29%		64%	44%		39%	35%		30%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.30 and 2.37%, respectively.

(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.34 and 3.12%, respectively.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Financial Highlights–(continued)

Invesco Golden Dragon China ETF (PGJ)

	Six Months Ended October 31, 2019		Years Ended April 30,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$42.08		$45.58	$35.69	$30.51	$33.67	$27.65
Net investment income(a)	0.08		0.11	0.31	0.19	0.06	0.21
Net realized and unrealized gain (loss) on investments	(3.82)		(3.51)	10.50	5.54	(3.10)	6.06
Total from investment operations	(3.74)		(3.40)	10.81	5.73	(3.04)	6.27
Distributions to shareholders from:
Net investment income	(0.07)		(0.10)	(0.92)	(0.55)	(0.09)	(0.25)
Return of capital	-		-	-	-	(0.03)	-
Total distributions	(0.07)		(0.10)	(0.92)	(0.55)	(0.12)	(0.25)
Net asset value at end of period	$38.27		$42.08	$45.58	$35.69	$30.51	$33.67
Market price at end of period(b)	$38.11		$42.11	$45.58	$35.69	$30.49	$33.62
Net Asset Value Total Return(c)	(8.88)%		(7.46)%	30.46%	19.23%	(9.04)%	22.79%
Market Price Total Return(c)	(9.32)%		(7.39)%	30.46%	19.31%	(8.97)%	22.83%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$181,762		$216,730	$271,208	$153,460	$163,248	$230,631
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	0.71	%(d)	0.70%	0.70%	0.73%	0.70%	0.70%
Net investment income	0.44	%(d)	0.27%	0.70%	0.61%	0.18%	0.68%
Portfolio turnover rate(e)	17%		36%	25%	30%	47%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Financial Highlights–(continued)

Invesco Insider Sentiment ETF (NFO)

	Six Months Ended October 31, 2019		Year Ended April 30,	Eight Months Ended April 30,		Years Ended August 31,
	(Unaudited)		2019	2018		2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$67.28		$63.16	$57.67		$50.29	$47.50	$49.25	$41.15
Net investment income(a)	0.56		0.70	0.44		0.61	0.69	0.55	0.56
Net realized and unrealized gain (loss) on investments	2.58		4.01	5.97		7.67	2.82	(1.72)	7.98
Total from investment operations	3.14		4.71	6.41		8.28	3.51	(1.17)	8.54
Distributions to shareholders from:
Net investment income	-		(0.59)	(0.92)		(0.90)	(0.72)	(0.58)	(0.44)
Net asset value at end of period	$70.42		$67.28	$63.16		$57.67	$50.29	$47.50	$49.25
Market price at end of period	$70.39	(b)	$67.21 (b)	$63.18	(b)	$57.51	$50.23	$47.52	$49.22
Net Asset Value Total Return(c)	4.67%		7.70%	11.14%		16.79%	7.51%	(2.40)%	20.80%
Market Price Total Return(c)	4.73%		7.56%	11.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$77,520		$70,696	$72,685		$72,128	$77,983	$123,547	$184,735
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(d)	0.60%	0.60	%(e)	0.61%	0.65%	0.65%	0.66%
Expenses, prior to Waivers	0.70	%(d)	0.69%	0.73	%(e)	0.74%	0.76%	0.73%	0.74%
Net investment income	1.63	%(d)	1.10%	1.08	%(e)	1.18%	1.47%	1.13%	1.21%
Portfolio turnover rate(f)	62%		116%	108%		189%	117%	112%	106%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Financial Highlights–(continued)

Invesco Raymond James SB-1 Equity ETF (RYJ)

	Six Months Ended October 31, 2019		Eight Months Ended April 30,		Years Ended August 31,
	(Unaudited)		2019		2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$45.30		$49.24		$39.34	$35.99	$34.24	$35.26	$29.06
Net investment income(a)	0.21		0.13		0.27	0.12	0.29	0.21	0.12
Net realized and unrealized gain (loss) on investments	(2.50)		(3.55)		9.63	3.82	1.76	(1.14)	6.19
Total from investment operations	(2.29)		(3.42)		9.90	3.94	2.05	(0.93)	6.31
Distributions to shareholders from:
Net investment income	-		(0.52)		-	(0.52)	(0.30)	(0.09)	(0.11)
Return of capital	-		-		-	(0.07)	-	-	-
Total distributions	-		(0.52)		-	(0.59)	(0.30)	(0.09)	(0.11)
Net asset value at end of period	$43.01		$45.30		$49.24	$39.34	$35.99	$34.24	$35.26
Market price at end of period	$42.91	(b)	$45.30	(b)	$49.19 (b)	$39.32	$36.01	$34.19	$35.28
Net Asset Value Total Return(c)	(5.06)%		(6.60)%		25.16%	11.00%	6.08%	(2.64)%	21.75%
Market Price Total Return(c)	(5.28)%		(6.51)%		25.10%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$151,505		$173,156		$200,560	$185,801	$180,784	$240,495	$267,054
Ratio to average net assets of:
Expenses, after Waivers	0.75	%(d)	0.75	%(e)(f)	0.71%	0.75%	0.75%	0.75%	0.76%
Expenses, prior to Waivers	0.75	%(d)	0.75	%(e)(f)	0.71%	0.75%	0.75%	0.75%	0.76%
Net investment income	0.97	%(d)	0.44	%(e)	0.60%	0.30%	0.87%	0.59%	0.36%
Portfolio turnover rate(g)	51%		65%		82%	90%	118%	95%	114%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Financial Highlights–(continued)

Invesco S&P 500 BuyWrite ETF (PBP)

	Six Months Ended October 31, 2019		Years Ended April 30,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$21.39		$21.29	$22.21	$20.33	$21.22	$21.32
Net investment income(a)	0.16		0.32	0.28	0.29	0.30	0.28
Net realized and unrealized gain (loss) on investments	0.71		0.32	1.16	2.10	(0.11)	0.65
Total from investment operations	0.87		0.64	1.44	2.39	0.19	0.93
Distributions to shareholders from:
Net investment income	(0.18)		(0.31)	(1.09)	(0.33)	(0.34)	(0.86)
Net realized gains	-		(0.23)	(1.27)	(0.18)	(0.74)	(0.17)
Total distributions	(0.18)		(0.54)	(2.36)	(0.51)	(1.08)	(1.03)
Net asset value at end of period	$22.08		$21.39	$21.29	$22.21	$20.33	$21.22
Market price at end of period(b)	$22.06		$21.39	$21.33	$22.23	$20.29	$21.22
Net Asset Value Total Return(c)	4.08%		3.16%	6.59%	11.86%	0.90%	4.48%
Market Price Total Return(c)	3.99%		2.97%	6.68%	12.18%	0.67%	4.32%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$290,405		$320,778	$302,296	$327,596	$297,895	$404,270
Ratio to average net assets of:
Expenses	0.49	%(d)	0.53%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.51	%(d)	1.47%	1.25%	1.37%	1.47%	1.33%
Portfolio turnover rate(e)	11%		15%	16%	24%	43%	50%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Financial Highlights–(continued)

Invesco S&P 500® Quality ETF (SPHQ)

	Six Months Ended October 31, 2019		Years Ended April 30,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$33.29		$29.53	$27.62	$24.70	$23.25	$20.90
Net investment income(a)	0.29		0.51	0.57	0.54	0.45	0.41
Net realized and unrealized gain on investments	1.08		3.75	1.89	2.84	1.46	2.33
Total from investment operations	1.37		4.26	2.46	3.38	1.91	2.74
Distributions to shareholders from:
Net investment income	(0.30)		(0.50)	(0.55)	(0.46)	(0.46)	(0.39)
Net asset value at end of period	$34.36		$33.29	$29.53	$27.62	$24.70	$23.25
Market price at end of period(b)	$34.28		$33.30	$29.55	$27.63	$24.70	$23.24
Net Asset Value Total Return(c)	4.13%		14.63%	8.94%	13.84%	8.39%	13.17%
Market Price Total Return(c)	3.86%		14.59%	8.98%	13.88%	8.43%	13.18%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,547,769		$1,469,785	$1,327,157	$1,222,223	$899,078	$533,537
Ratio to average net assets of:
Expenses, after Waivers	0.15	%(d)	0.19%	0.29%	0.29%	0.29%	0.29%
Expenses, prior to Waivers	0.19	%(d)	0.26%	0.37%	0.38%	0.38%	0.38%
Net investment income	1.73	%(d)	1.67%	1.95%	2.10%	1.92%	1.83%
Portfolio turnover rate(e)	40%		73%	60%	49%	102%	18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Financial Highlights–(continued)

Invesco S&P Spin-Off ETF (CSD)

	Six Months Ended October 31, 2019		Year Ended April 30,	Eight Months Ended April 30,		Years Ended August 31,
	(Unaudited)		2019	2018		2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$52.43		$52.61	$49.42		$42.42	$40.90	$46.47	$37.96
Net investment income(a)	0.29		0.43	0.04		0.39	0.61	0.72	0.45
Net realized and unrealized gain (loss) on investments	(5.64)		(0.19)	3.46		7.31	1.91	(5.55)	8.15
Total from investment operations	(5.35)		0.24	3.50		7.70	2.52	(4.83)	8.60
Distributions to shareholders from:
Net investment income	-		(0.42)	(0.20)		(0.70)	(1.00)	(0.74)	(0.09)
Return of capital	-		-	(0.11)		-	-	-	-
Total distributions	-		(0.42)	(0.31)		(0.70)	(1.00)	(0.74)	(0.09)
Net asset value at end of period	$47.08		$52.43	$52.61		$49.42	$42.42	$40.90	$46.47
Market price at end of period	$47.03	(b)	$52.41 (b)	$52.55	(b)	$49.34	$42.42	$40.85	$46.46
Net Asset Value Total Return(c)	(10.20)%		0.71%	7.10%		18.39%	6.42%	(10.54)%	22.65%
Market Price Total Return(c)	(10.27)%		0.78%	7.15%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$105,920		$146,814	$202,534		$195,208	$216,319	$413,092	$615,693
Ratio to average net assets of:
Expenses, after Waivers	0.64	%(d)	0.62%	0.64	%(e)	0.64%	0.65%	0.65%	0.66%
Expenses, prior to Waivers	0.65	%(d)	0.62%	0.65	%(e)	0.64%	0.71%	0.71%	0.72%
Net investment income	1.23	%(d)	0.84%	0.12	%(e)	0.86%	1.54%	1.57%	1.00%
Portfolio turnover rate(f)	33%		49%	24%		44%	116%	56%	81%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco Water Resources ETF (PHO)

	Six Months Ended October 31, 2019		Years Ended April 30,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$34.67		$30.09	$26.71	$22.99	$25.19	$25.92
Net investment income(a)	0.09		0.16	0.09	0.16	0.13	0.14
Net realized and unrealized gain (loss) on investments	2.15		4.55	3.39	3.68	(2.17)	(0.72)
Total from investment operations	2.24		4.71	3.48	3.84	(2.04)	(0.58)
Distributions to shareholders from:
Net investment income	(0.12)		(0.13)	(0.10)	(0.12)	(0.16)	(0.15)
Net asset value at end of period	$36.79		$34.67	$30.09	$26.71	$22.99	$25.19
Market price at end of period(b)	$36.72		$34.70	$30.09	$26.70	$22.98	$25.17
Net Asset Value Total Return(c)	6.48%		15.74%	13.07%	16.73%	(8.09)%	(2.25)%
Market Price Total Return(c)	6.19%		15.84%	13.11%	16.74%	(8.06)%	(2.29)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,022,730		$941,269	$821,548	$797,147	$680,463	$855,159
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.62%	0.62%	0.61%	0.61%
Expenses, prior to Waivers	0.60	%(d)	0.60%	0.62%	0.62%	0.61%	0.61%
Net investment income	0.53	%(d)	0.51%	0.31%	0.64%	0.58%	0.56%
Portfolio turnover rate(e)	13%		31%	23%	44%	89%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco WilderHill Clean Energy ETF (PBW)

	Six Months Ended October 31, 2019		Years Ended April 30,
	(Unaudited)		2019	2018	2017(a)	2016(a)	2015(a)
Per Share Operating Performance:
Net asset value at beginning of period	$28.30		$24.64	$20.85	$20.55	$28.80	$32.95
Net investment income(b)	0.30		0.39	0.31	0.30	0.55	0.70
Net realized and unrealized gain (loss) on investments	0.73		3.66	3.78	0.40	(8.30)	(4.10)
Total from investment operations	1.03		4.05	4.09	0.70	(7.75)	(3.40)
Distributions to shareholders from:
Net investment income	(0.32)		(0.39)	(0.30)	(0.40)	(0.50)	(0.75)
Net asset value at end of period	$29.01		$28.30	$24.64	$20.85	$20.55	$28.80
Market price at end of period(c)	$28.96		$28.31	$24.66	$20.85	$20.55	$28.80
Net Asset Value Total Return(d)	3.60%		16.76%	19.78%	3.60%	(27.19)%	(10.36)%
Market Price Total Return(d)	3.39%		16.70%	19.87%	3.60%	(27.19)%	(10.36)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$180,364		$144,857	$116,263	$103,177	$101,255	$143,790
Ratio to average net assets of:
Expenses, after Waivers	0.71	%(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	0.71	%(e)	0.71%	0.77%	0.76%	0.76%	0.72%
Net investment income	2.05	%(e)	1.56%	1.30%	1.59%	2.37%	2.39%
Portfolio turnover rate(f)	27%		40%	43%	59%	60%	48%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on October 20, 2017.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2019

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Aerospace & Defense ETF (PPA)	“Aerospace & Defense ETF”

Invesco BRIC ETF (EEB)	“BRIC ETF”

Invesco CleantechTM ETF (PZD)	“CleantechTM ETF”

Invesco DWA Momentum ETF (PDP)	“DWA Momentum ETF”

Invesco Global Listed Private Equity ETF (PSP)	“Global Listed Private Equity ETF”

Invesco Golden Dragon China ETF (PGJ)	“Golden Dragon China ETF”

Invesco Insider Sentiment ETF (NFO)	“Insider Sentiment ETF”

Invesco Raymond James SB-1 Equity ETF (RYJ)	“Raymond James SB-1 Equity ETF”

Invesco S&P 500 BuyWrite ETF (PBP)	“S&P 500 BuyWrite ETF”

Invesco S&P 500® Quality ETF (SPHQ)	“S&P 500® Quality ETF”

Invesco S&P Spin-Off ETF (CSD)	“S&P Spin-Off ETF”

Invesco Water Resources ETF (PHO)	“Water Resources ETF”

Invesco WilderHill Clean Energy ETF (PBW)	“WilderHill Clean Energy ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of DWA Momentum ETF, Golden Dragon China ETF and Water Resources ETF, which are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Aerospace & Defense ETF	SPADE® Defense Index

BRIC ETF	S&P/BNY Mellon BRIC Select DR Index (USD)

CleantechTM ETF	The Cleantech IndexTM

DWA Momentum ETF	Dorsey Wright® Technical Leaders Index

Global Listed Private Equity ETF	Red Rocks Global Listed Private Equity Index

Golden Dragon China ETF	NASDAQ Golden Dragon China Index

Insider Sentiment ETF	Nasdaq US Insider Sentiment Index

Raymond James SB-1 Equity ETF	Raymond James SB-1 Equity index

S&P 500 BuyWrite ETF	CBOE S&P 500 BuyWrite IndexSM

S&P 500® Quality ETF	S&P 500® Quality Index

S&P Spin-Off ETF	S&P U.S. Spin-Off Index

Water Resources ETF	NASDAQ OMX US Water IndexSM

WilderHill Clean Energy ETF	WilderHill Clean Energy Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

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Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the

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inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s NAV and possibly face trading halts and/or delisting. This risk may be heightened for a Fund if it invests in non-U.S. securities, which may have lower trading volumes.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. For certain Funds, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer

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restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be exacerbated in emerging market countries. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Micro-Capitalization Securities Risk. For certain Funds, micro-capitalization stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high positive momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Aerospace & Defense ETF, BRIC ETF, Golden Dragon China ETF, Insider Sentiment ETF, Raymond James SB-1 Equity ETF, S&P Spin-Off ETF and Water Resources ETF are non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

REIT Risk. For certain Funds, although the Funds will not invest in real estate directly, the REITs in which the Funds invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. REITs may be affected by changes in the values of the underlying properties that they own or operate and could fail to qualify for favorable tax or regulatory treatment. REITs also are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs rely heavily on cash flows and a variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. Should a lessee default on their loan, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments.

Risk of Investing in Listed Private Equity Companies. For certain Funds, there are certain risks inherent in investing in listed private equity companies, which encompass business development companies (“BDCs”), and other financial institutions or vehicles whose principal business is to invest in and lend capital to, or provide services to privately held companies. The 1940

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Act imposes certain restraints upon the operations of BDCs. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may incur indebtedness only in amounts such that the BDC’s asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies.

Small- and Mid-Capitalization Company Risk. Certain Funds invest in securities of small- and mid- capitalization companies, which involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund (except BRIC ETF, Insider Sentiment ETF, Raymond James SB-1 Equity ETF and S&P Spin-Off ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. BRIC ETF, Insider Sentiment ETF, Raymond James SB-1 Equity ETF and S&P Spin-Off ETF declare and pay dividends from net investment income, if any, to shareholders annually and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s

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taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for S&P 500 BuyWrite ETF and Raymond James SB-1 Equity ETF) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees acquired fund fees and expenses, if any, and extraordinary expenses.

S&P 500 BuyWrite ETF and Raymond James SB-1 Equity ETF have agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Securities Lending - Each Fund may participate in securities lending. Each Fund may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the

65

risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. A Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Certain Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

L.

Call Options Purchased and Written - Certain Funds may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statements of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.

Swap Agreements - Certain Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any. Interest rate, total return, index and currency exchange rate swap agreements are two- party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are

66

calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

N.

Distributions from Distributable Earnings - In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the fiscal year ended August 31, 2018, distributions from distributable earnings for BRIC ETF consisted of distributions from net investment income.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for Raymond James SB-1 Equity ETF, S&P 500 BuyWrite ETF and S&P 500® Quality ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets. S&P 500® Quality ETF accrues daily and pays monthly to the Adviser an annual fee of 0.15% of the Fund’s average daily net assets.

Pursuant to another Investment Advisory Agreement, Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF accrue daily and pay monthly to the Adviser an annual unitary management fee of 0.75% and 0.49%, respectively, of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except for Raymond James SB-1 Equity ETF, S&P 500 BuyWrite ETF and S&P 500® Quality ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2021. The Expense Cap (including sub-licensing fees) for S&P 500® Quality ETF is 0.15% of the Fund’s average daily net assets per year through at least August 31, 2021. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2021. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the

67

period under this Expense Cap for Aerospace & Defense ETF, CleantechTM ETF, DWA Momentum ETF, Global Listed Private Equity ETF, Water Resources ETF and WilderHill Clean Energy ETF.

Further, the Adviser agrees to reimburse BRIC ETF, Insider Sentiment ETF and S&P Spin-Off ETF in the amount equal to the licensing fees that each Fund pays that cause the Fund’s operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses) to exceed 0.64%, 0.60% and 0.64%, respectively, through April 6, 2020 (for Insider Sentiment ETF and S&P Spin-Off ETF) and May 18, 2020 (for BRIC ETF). The Adviser also has agreed to waive a portion of the unitary management fee for Raymond James SB-1 Equity ETF through at least May 18, 2020 to prevent the expenses (excluding interest expenses, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes, and litigation expenses and other extraordinary expenses) from exceeding 0.75%. Neither the Adviser nor the Funds can discontinue the agreement prior to its expiration.

Additionally, through August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2019, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Aerospace & Defense ETF	$1,003
BRIC ETF	34,925
CleantechTM ETF	31
DWA Momentum ETF	1,360
Global Listed Private Equity ETF	16,737
Golden Dragon China ETF	10,487
Insider Sentiment ETF	33,473
Raymond James SB-1 Equity ETF	73
S&P 500 BuyWrite ETF	85
S&P 500® Quality ETF	328,151
S&P Spin-Off ETF	3,600
Water Resources ETF	860
WilderHill Clean Energy ETF	215

The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2019 are as follows:

	Total Potential Recapture Amounts
		Potential Recapture Amounts Expiring
		4/30/20	4/30/21	4/30/22	10/31/22
CleantechTM ETF	$8,060	$8,060	$-	$-	$-
Golden Dragon China ETF	12,262	2,056	-	-	10,206
Insider Sentiment ETF	113,177	-	17,225	62,579	33,373
S&P 500® Quality ETF	3,152,744	919,351	1,062,417	843,964	327,012
S&P Spin-Off ETF	3,376	-	-	-	3,376
WilderHill Clean Energy ETF	121,376	34,772	70,007	16,597	-

	Total Potential Recapture Amounts
		Potential Recapture Amounts Expiring
		8/31/20	8/31/21	4/30/22	10/31/22
BRIC ETF	$161,752	$-	$35,110	$91,815	$34,827

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Aerospace & Defense ETF	SPADE Indexes
BRIC ETF	The Bank of New York Mellon
CleantechTM ETF	Cleantech Indices LLC
DWA Momentum ETF	Dorsey Wright & Associates, LLC
Global Listed Private Equity ETF	Red Rocks Capital, LLC
Golden Dragon China ETF	Nasdaq, Inc.
Insider Sentiment ETF	Nasdaq, Inc.
Raymond James SB-1 Equity ETF	Raymond James Research Services, LLC
S&P 500 BuyWrite ETF	S&P Dow Jones Indices LLC
S&P 500® Quality ETF	S&P Dow Jones Indices LLC
S&P Spin-Off ETF	S&P Dow Jones Indices LLC
Water Resources ETF	Nasdaq, Inc.
WilderHill Clean Energy ETF	WilderHill

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of October 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value on options held in S&P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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	Level 1	Level 2	Level 3	Total
Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$195,876,388	$-	$-	$195,876,388
Money Market Funds	31,810,192	-	-	31,810,192

Total Investments in Securities	227,686,580	-	-	227,686,580

Other Investments - Assets*
Swap Agreements	-	66,005	-	66,005

Other Investments - Liabilities*
Swap Agreements	-	(33,140)	-	(33,140)

Total Other Investments	-	32,865	-	32,865

Total Investments	$227,686,580	$32,865	$-	$227,719,445

Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$181,743,564	$-	$0	$181,743,564
Money Market Funds	22,514,014	-	-	22,514,014

Total Investments	$204,257,578	$-	$-	$204,257,578

*	Unrealized appreciation (depreciation).

NOTE 5–Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2019:

	Value
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF
Derivative Assets	Equity Risk	Equity Risk
Unrealized appreciation on swap agreements–OTC	$66,005	$-
Derivatives not subject to master netting agreements	-	-

Total Derivative Assets subject to master netting agreements	$66,005	$-

	Value
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF
Derivative Liabilities	Equity Risk	Equity Risk
Unrealized depreciation on swap agreements–OTC	$(33,140)	$-
Options written, at value - Exchange-Traded	-	(5,316,840)

Total Derivative Liabilities	(33,140)	(5,316,840)

Derivatives not subject to master netting agreements	-	5,316,840

Total Derivative Liabilities subject to master netting agreements	$(33,140)	$-

Offsetting Assets and Liabilities

The table below reflects the Funds’ exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2019:

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Global Listed Private Equity ETF

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Citibank, N.A.	$66,005	$(31,725)	$34,280	$-	$-	$34,280
Morgan Stanley Capital Services LLC	-	(1,415)	(1,415)	-	1,415	-

Total	$66,005	$(33,140)	$32,865	$-	$1,415	$34,280

Effect of Derivative Investments for the Six-Month Period Ended October 31, 2019

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF

	Equity Risk
Realized Gain (Loss):
Options written	$-	$(399,600)
Swap agreements	2,023,729	-
Change in Net Unrealized Appreciation:
Options written	-	651,483
Swap agreements	67,199	-

Total	$2,090,928	$251,883

The table below summarizes the average notional value of derivatives held during the period.

	Average Notional Value
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF
Options written	$-	$314,399,857
Swap agreements	16,509,314	-

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2019, which expire as follows:

	No expiration
	Short-Term	Long-Term	Total*
Aerospace & Defense ETF	$-	$-	$-
BRIC ETF	2,851,241	167,912,951	170,764,192
CleantechTM ETF	1,261,711	30,524,552	31,786,263
DWA Momentum ETF	403,707,292	2,626,145	406,333,437
Global Listed Private Equity ETF	17,346,934	53,232,022	70,578,956
Golden Dragon China ETF	31,264,781	168,891,118	200,155,899
Insider Sentiment ETF	50,437,272	9,781,415	60,218,687
Raymond James SB-1 Equity ETF	30,644,498	16,169,555	46,814,053
S&P 500 BuyWrite ETF	-	-	-
S&P 500® Quality ETF	94,847,255	51,895,609	146,742,864
S&P Spin-Off ETF	58,176,176	73,138,005	131,314,181

71

	No expiration
	Short-Term	Long-Term	Total*
Water Resources ETF	$163,791,855	$123,255,723	$287,047,578
WilderHill Clean Energy ETF	85,090,913	355,979,752	441,070,665

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six-month period ended October 31, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Aerospace & Defense ETF	$87,383,420	$87,552,983
BRIC ETF	19,588,005	18,331,069
CleantechTM ETF	18,957,009	19,333,573
DWA Momentum ETF	553,114,390	552,427,983
Global Listed Private Equity ETF	72,221,169	57,730,358
Golden Dragon China ETF	31,945,111	31,907,209
Insider Sentiment ETF	44,408,951	43,315,834
Raymond James SB-1 Equity ETF	83,555,513	81,201,523
S&P 500 BuyWrite ETF	34,725,693	35,479,620
S&P 500® Quality ETF	590,313,180	596,430,815
S&P Spin-Off ETF	44,523,847	41,188,448
Water Resources ETF	122,786,186	122,341,046
WilderHill Clean Energy ETF	47,035,862	46,140,118

For the six-month period ended October 31, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Aerospace & Defense ETF	$179,841,665	$120,969,757
BRIC ETF	24,149,581	10,472,632
CleantechTM ETF	17,366,663	-
DWA Momentum ETF	443,380,385	488,860,107
Global Listed Private Equity ETF	9,480,233	38,927,588
Golden Dragon China ETF	8,992,808	23,778,257
Insider Sentiment ETF	31,514,328	28,553,491
Raymond James SB-1 Equity ETF	14,760,657	28,957,555
S&P 500 BuyWrite ETF	18,697,117	58,526,793
S&P 500® Quality ETF	636,596,504	603,613,519
S&P Spin-Off ETF	20,575,875	49,437,133
Water Resources ETF	141,895,515	119,531,329
WilderHill Clean Energy ETF	73,921,019	42,425,315

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Aerospace & Defense ETF	$240,754,037	$(13,905,744)	$226,848,293	$851,235,564
BRIC ETF	10,213,463	(6,846,001)	3,367,462	83,425,347
CleantechTM ETF	59,286,005	(4,142,163)	55,143,842	155,943,911
DWA Momentum ETF	307,594,452	(25,341,660)	282,252,792	1,285,228,943

72

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Global Listed Private Equity ETF	$29,199,866	$(30,948,229)	$(1,748,363)	$229,467,808
Golden Dragon China ETF	25,905,546	(39,277,234)	(13,371,688)	217,629,266
Insider Sentiment ETF	6,474,195	(932,811)	5,541,384	72,113,155
Raymond James SB-1 Equity ETF	19,397,793	(18,809,077)	588,716	156,239,409
S&P 500 BuyWrite ETF	73,455,286	(78,951,943)	(5,496,657)	295,901,155
S&P 500® Quality ETF	243,720,393	(49,680,050)	194,040,343	1,353,979,770
S&P Spin-Off ETF	6,700,666	(20,701,092)	(14,000,426)	121,605,363
Water Resources ETF	272,907,336	(7,677,686)	265,229,650	759,343,047
WilderHill Clean Energy ETF	25,142,998	(22,412,422)	2,730,576	217,748,199
NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10–Subsequent Event

At a meeting held on December 12, 2019, the Board of Trustees of the Trust approved the termination and winding down of BRIC ETF and Insider Sentiment ETF, with the liquidation payment to shareholders expected to take place on or about February 26, 2020. Investors, who have elected not to sell their shares before market close on February 13, 2020 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 26, 2020.

73

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Invesco S&P 500 BuyWrite ETF and Invesco Raymond James SB-1 Equity ETF), you incur advisory fees and other Fund expenses. As a shareholder of a Fund of Invesco S&P 500 BuyWrite ETF or Invesco Raymond James SB-1 Equity ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2019 through October 31, 2019.

In addition to the fees and expenses which the Invesco Global Listed Private Equity ETF and Invesco Raymond James SB-1 Equity ETF (the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invests. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invests in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in the Portfolios’ total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Aerospace & Defense ETF (PPA)

Actual	$1,000.00	$1,094.20	0.59%	$3.11

Hypothetical (5% return before expenses)	1,000.00	1,022.17	0.59	3.00

Invesco BRIC ETF (EEB)

Actual	1,000.00	999.20	0.65	3.27

Hypothetical (5% return before expenses)	1,000.00	1,021.87	0.65	3.30

Invesco CleantechTM ETF (PZD)

Actual	1,000.00	1,019.80	0.68	3.45

Hypothetical (5% return before expenses)	1,000.00	1,021.72	0.68	3.46

74

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco DWA Momentum ETF (PDP)

Actual	$1,000.00	$1,039.90	0.62%	$3.18

Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.62	3.15

Invesco Global Listed Private Equity ETF (PSP)

Actual	1,000.00	1,036.70	0.66	3.38

Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.66	3.35

Invesco Golden Dragon China ETF (PGJ)

Actual	1,000.00	911.20	0.70	3.36

Hypothetical (5% return before expenses)	1,000.00	1,021.62	0.70	3.56

Invesco Insider Sentiment ETF (NFO)

Actual	1,000.00	1,046.70	0.61	3.14

Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.61	3.10

Invesco Raymond James SB-1 Equity ETF (RYJ)

Actual	1,000.00	949.40	0.75	3.68

Hypothetical (5% return before expenses)	1,000.00	1,021.37	0.75	3.81

Invesco S&P 500 BuyWrite ETF (PBP)

Actual	1,000.00	1,040.80	0.49	2.51

Hypothetical (5% return before expenses)	1,000.00	1,022.67	0.49	2.49

Invesco S&P 500® Quality ETF (SPHQ)

Actual	1,000.00	1,041.30	0.15	0.77

Hypothetical (5% return before expenses)	1,000.00	1,024.38	0.15	0.76

Invesco S&P Spin-Off ETF (CSD)

Actual	1,000.00	898.00	0.64	3.05

Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.64	3.25

Invesco Water Resources ETF (PHO)

Actual	1,000.00	1,064.80	0.60	3.11

Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05

Invesco WilderHill Clean Energy ETF (PBW)

Actual	1,000.00	1,036.00	0.71	3.63

Hypothetical (5% return before expenses)	1,000.00	1,021.57	0.71	3.61

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

75

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Invesco Exchange-Traded Fund Trust was held on August 19, 2019. The Meeting was held for the following purpose:

(1).	To elect ten (10) trustees to the Board of Trustees of the Trust.

The results of the voting on the above matter was as follows:

Matter		Votes For	Votes Withheld
(1).	Ronn R. Bagge	728,737,753.65	22,013,719.89
	Todd J. Barre	736,212,431.57	14,539,041.97
	Kevin M. Carome	735,406,511.30	15,344,962.24
	Edmund P. Giambastiani, Jr.	734,022,540.17	16,728,933.36
	Victoria J. Herget	736,579,144.26	14,172,329.27
	Marc M. Kole	728,485,556.55	22,265,916.99
	Yung Bong Lim	735,944,320.11	14,807,153.42
	Joanne Pace	735,925,022.32	14,826,451.22
	Gary R. Wicker	735,241,254.75	15,510,218.79
	Donald H. Wilson	728,014,927.08	22,736,546.45

76

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-4	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

October 31, 2019

PWB	Invesco Dynamic Large Cap Growth ETF

PWV	Invesco Dynamic Large Cap Value ETF

EQWL	Invesco S&P 100 Equal Weight ETF (formerly, Invesco Russell Top 200 Equal Weight ETF)

SPGP	Invesco S&P 500 GARP ETF (formerly, Invesco Russell Top 200 Pure Growth ETF)

SPVM	Invesco S&P 500 Value with Momentum ETF (formerly, Invesco Russell Top 200 Pure Value ETF)

XMMO	Invesco S&P MidCap Momentum ETF (formerly, Invesco Russell Midcap Pure Growth ETF)

XMHQ	Invesco S&P MidCap Quality ETF (formerly, Invesco Russell Midcap Equal Weight ETF)

XMVM	Invesco S&P MidCap Value with Momentum ETF (formerly, Invesco Russell Midcap Pure Value ETF)

XSMO	Invesco S&P SmallCap Momentum ETF (formerly, Invesco Russell 2000 Pure Growth ETF)

XSVM	Invesco S&P SmallCap Value with Momentum ETF (formerly, Invesco Russell 2000 Pure Value ETF)

CZA	Invesco Zacks Mid-Cap ETF

CVY	Invesco Zacks Multi-Asset Income ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Schedules of Investments

Invesco Dynamic Large Cap Growth ETF (PWB)	3

Invesco Dynamic Large Cap Value ETF (PWV)	5

Invesco S&P 100 Equal Weight ETF (EQWL)	7

Invesco S&P 500 GARP ETF (SPGP)	9

Invesco S&P 500 Value with Momentum ETF (SPVM)	11

Invesco S&P MidCap Momentum ETF (XMMO)	13

Invesco S&P MidCap Quality ETF (XMHQ)	15

Invesco S&P MidCap Value with Momentum ETF (XMVM)	17

Invesco S&P SmallCap Momentum ETF (XSMO)	19

Invesco S&P SmallCap Value with Momentum ETF (XSVM)	22

Invesco Zacks Mid-Cap ETF (CZA)	25

Invesco Zacks Multi-Asset Income ETF (CVY)	28

Statements of Assets and Liabilities	32

Statements of Operations	34

Statements of Changes in Net Assets	36

Financial Highlights	41

Notes to Financial Statements	53

Fund Expenses	63

Proxy Results	65

2

Invesco Dynamic Large Cap Growth ETF (PWB)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-9.77%
Alphabet, Inc., Class A(b)	20,083	$25,280,481
Facebook, Inc., Class A(b)	129,252	24,771,146
T-Mobile US, Inc.(b)	132,023	10,913,021
Twitter, Inc.(b)	242,362	7,263,589

		68,228,237

Consumer Discretionary-12.70%
Booking Holdings, Inc.(b)	5,248	10,751,945
Dollar General Corp.	65,980	10,579,233
McDonald’s Corp.	108,743	21,389,748
NIKE, Inc., Class B	280,949	25,158,983
Starbucks Corp.	245,471	20,757,028

		88,636,937

Consumer Staples-11.03%
Costco Wholesale Corp.	80,873	24,028,177
Estee Lauder Cos., Inc. (The), Class A	50,568	9,419,302
Hershey Co. (The)	65,192	9,574,749
Tyson Foods, Inc., Class A	112,277	9,295,413
Walmart, Inc.	210,255	24,654,501

		76,972,142

Financials-2.96%
Moody’s Corp.	47,606	10,506,168
S&P Global, Inc.	39,500	10,190,605

		20,696,773

Health Care-23.85%
Abbott Laboratories	282,787	23,643,821
Baxter International, Inc.	117,689	9,026,746
Celgene Corp.(b)	106,054	11,457,014
Danaher Corp.	72,698	10,019,238
Edwards Lifesciences Corp.(b)	46,797	11,155,469
Humana, Inc.	36,844	10,839,505
IDEXX Laboratories, Inc.(b)	35,588	10,142,936
IQVIA Holdings, Inc.(b)	66,030	9,536,053
Thermo Fisher Scientific, Inc.	83,931	25,345,483
UnitedHealth Group, Inc.	104,002	26,281,305
Veeva Systems, Inc., Class A(b)	61,077	8,662,551
Zoetis, Inc.	81,303	10,400,280

		166,510,401

	Shares	Value
Industrials-8.48%
Cintas Corp.	38,926	$10,458,248
L3Harris Technologies, Inc.	48,273	9,959,203
Lockheed Martin Corp.	26,788	10,090,504
Northrop Grumman Corp.	27,995	9,867,678
Roper Technologies, Inc.	28,277	9,528,218
Verisk Analytics, Inc.	64,065	9,270,205

		59,174,056

Information Technology-25.59%
Accenture PLC, Class A	120,688	22,377,969
Automatic Data Processing, Inc.	60,779	9,860,177
FleetCor Technologies, Inc.(b)	34,274	10,084,096
Mastercard, Inc., Class A	85,237	23,594,454
Microsoft Corp.	173,643	24,895,197
PayPal Holdings, Inc.(b)	219,625	22,862,962
QUALCOMM, Inc.	134,700	10,835,268
VeriSign, Inc.(b)	49,991	9,499,290
Visa, Inc., Class A	132,389	23,679,097
VMware, Inc., Class A	75,612	11,967,111
Xilinx, Inc.	99,542	9,032,441

		178,688,062

Materials-5.61%
Air Products and Chemicals, Inc.	45,894	9,787,354
Ball Corp.	128,032	8,958,399
Ecolab, Inc.	49,743	9,554,138
Linde PLC (United Kingdom)	54,868	10,883,068

		39,182,959

Total Common Stocks & Other Equity Interests (Cost $644,211,631)		698,089,567

Money Market Funds-0.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(c) (Cost $385,500)	385,500	385,500

TOTAL INVESTMENTS IN SECURITIES-100.04% (Cost $644,597,131)		698,475,067
OTHER ASSETS LESS LIABILITIES-(0.04)%		(311,430)

NET ASSETS-100.00%		$698,163,637

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dynamic Large Cap Growth ETF (PWB)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Information Technology	25.59

Health Care	23.85

Consumer Discretionary	12.70

Consumer Staples	11.03

Communication Services	9.77

Industrials	8.48

Materials	5.61

Financials	2.96

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dynamic Large Cap Value ETF (PWV)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-6.67%
AT&T, Inc.	863,786	$33,247,123
Verizon Communications, Inc.	523,902	31,680,354

		64,927,477

Consumer Discretionary-1.34%
General Motors Co.	352,304	13,091,617

Consumer Staples-7.18%
General Mills, Inc.	242,732	12,345,349
Kimberly-Clark Corp.	92,144	12,244,095
Procter & Gamble Co. (The)	250,621	31,204,821
Walgreens Boots Alliance, Inc.	257,987	14,132,528

		69,926,793

Energy-6.20%
Chevron Corp.	258,361	30,006,046
ConocoPhillips	247,804	13,678,781
Valero Energy Corp.	172,201	16,700,053

		60,384,880

Financials-31.76%
Aflac, Inc.	262,140	13,935,362
Allstate Corp. (The)	126,697	13,483,095
Bank of America Corp.	1,110,742	34,732,902
Bank of New York Mellon Corp. (The)	310,507	14,516,202
Blackstone Group, Inc. (The), Class A	261,377	13,894,801
Capital One Financial Corp.	150,244	14,010,253
Charles Schwab Corp. (The)	344,374	14,019,466
Chubb Ltd.	82,285	12,541,880
Citigroup, Inc.	475,035	34,136,015
Discover Financial Services	161,884	12,992,810
MetLife, Inc.	294,634	13,785,925
Morgan Stanley	314,892	14,500,777
PNC Financial Services Group, Inc. (The)	100,983	14,814,206
Prudential Financial, Inc.	162,884	14,845,248
T. Rowe Price Group, Inc.	118,215	13,689,297
TD Ameritrade Holding Corp.	296,404	11,375,986
U.S. Bancorp	247,218	14,096,370
Wells Fargo & Co.	657,186	33,930,513

		309,301,108

	Shares	Value
Health Care-15.70%
Amgen, Inc.	146,733	$31,290,812
Biogen, Inc.(b)	58,841	17,576,395
CVS Health Corp.	216,165	14,351,194
Gilead Sciences, Inc.	203,129	12,941,349
Johnson & Johnson	236,835	31,271,693
McKesson Corp.	93,884	12,486,572
Pfizer, Inc.	859,431	32,976,368

		152,894,383

Industrials-10.35%
Caterpillar, Inc.	110,408	15,214,222
Eaton Corp. PLC	162,622	14,166,002
Illinois Tool Works, Inc.	87,412	14,735,915
Johnson Controls International PLC	303,827	13,164,824
Southwest Airlines Co.	247,605	13,898,069
United Parcel Service, Inc., Class B	256,588	29,551,240

		100,730,272

Information Technology-17.77%
Applied Materials, Inc.	274,882	14,915,097
Broadcom, Inc.	107,182	31,388,249
Cisco Systems, Inc.	642,318	30,516,528
HP, Inc.	718,782	12,485,243
Intel Corp.	647,655	36,611,937
International Business Machines Corp.	225,065	30,097,943
Lam Research Corp.	62,630	16,975,235

		172,990,232

Materials-1.52%
PPG Industries, Inc.	118,046	14,769,916

Utilities-1.44%
Southern Co. (The)	224,140	14,044,612

TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $913,352,667)		973,061,290
OTHER ASSETS LESS LIABILITIES-0.07%		667,079

NET ASSETS-100.00%		$973,728,369

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dynamic Large Cap Value ETF (PWV)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Financials	31.76

Information Technology	17.77

Health Care	15.70

Industrials	10.35

Consumer Staples	7.18

Communication Services	6.67

Energy	6.20

Sector Types Each Less Than 3%	4.30

Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 100 Equal Weight ETF (EQWL)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-7.98%
Alphabet, Inc., Class A(b)	242	$304,630
Alphabet, Inc., Class C(b)	248	312,507
AT&T, Inc.	16,032	617,072
Charter Communications, Inc., Class A(b)	1,435	671,379
Comcast Corp., Class A	12,964	581,046
Facebook, Inc., Class A(b)	3,247	622,287
Netflix, Inc.(b)	2,066	593,789
Verizon Communications, Inc.	10,136	612,924
Walt Disney Co. (The)	4,403	572,038

		4,887,672

Consumer Discretionary-9.64%
Amazon.com, Inc.(b)	332	589,851
Booking Holdings, Inc.(b)	296	606,436
Ford Motor Co.	64,313	552,449
General Motors Co.	15,640	581,182
Home Depot, Inc. (The)	2,610	612,254
Lowe’s Cos., Inc.	5,361	598,341
McDonald’s Corp.	2,897	569,840
NIKE,Inc.,Class B	6,992	626,134
Starbucks Corp.	6,717	567,990
Target Corp.	5,628	601,689

		5,906,166

Consumer Staples-11.17%
Altria Group, Inc.	14,467	647,977
Coca-Cola Co. (The)	11,201	609,670
Colgate-Palmolive Co.	8,595	589,617
Costco Wholesale Corp.	2,082	618,583
Kraft Heinz Co. (The)	20,778	671,753
Mondelez International, Inc., Class A	11,238	589,433
PepsiCo, Inc.	4,476	613,973
Philip Morris International, Inc.	8,320	677,581
Procter & Gamble Co. (The)	4,977	619,686
Walgreens Boots Alliance, Inc.	10,855	594,637
Walmart, Inc.	5,200	609,752

		6,842,662

Energy-5.55%
Chevron Corp.	5,002	580,932
ConocoPhillips	10,599	585,065
Exxon Mobil Corp.	8,367	565,358
Kinder Morgan, Inc.	29,690	593,206
Occidental Petroleum Corp.	13,479	545,900
Schlumberger Ltd.	16,281	532,226

		3,402,687

Financials-14.95%
Allstate Corp. (The)	5,744	611,276
American Express Co.	5,099	598,011
American International Group, Inc.	10,608	561,800
Bank of America Corp.	20,144	629,903
Bank of New York Mellon Corp. (The)	12,959	605,833
Berkshire Hathaway, Inc., Class B(b)	2,845	604,790
BlackRock, Inc.	1,372	633,452
Capital One Financial Corp.	6,492	605,379
Citigroup, Inc.	8,634	620,439
Goldman Sachs Group, Inc. (The)	2,764	589,782

	Shares	Value
Financials-(continued)
JPMorgan Chase & Co.	5,055	$631,471
MetLife, Inc.	12,565	587,916
Morgan Stanley	13,458	619,741
U.S. Bancorp	10,837	617,926
Wells Fargo & Co.	12,423	641,400

		9,159,119

Health Care-16.85%
Abbott Laboratories	7,212	602,995
AbbVie, Inc.	8,660	688,903
Allergan PLC	3,658	644,210
Amgen, Inc.	3,124	666,193
Biogen, Inc.(b)	2,582	771,269
Bristol-Myers Squibb Co.	12,295	705,364
Celgene Corp.(b)	6,206	670,434
CVS Health Corp.	9,487	629,842
Danaher Corp.	4,310	594,004
Eli Lilly and Co.	5,481	624,560
Gilead Sciences, Inc.	9,136	582,055
Johnson & Johnson	4,647	613,590
Medtronic PLC	5,542	603,524
Merck & Co., Inc.	7,357	637,558
Pfizer, Inc.	16,466	631,801
UnitedHealth Group, Inc.	2,602	657,525

		10,323,827

Industrials-12.77%
3M Co.	3,545	584,890
Boeing Co. (The)	1,608	546,575
Caterpillar, Inc.	4,543	626,025
Emerson Electric Co.	9,272	650,431
FedEx Corp.	3,491	532,936
General Dynamics Corp.	3,199	565,583
General Electric Co.	65,070	649,398
Honeywell International, Inc.	3,624	625,974
Lockheed Martin Corp.	1,587	597,791
Raytheon Co.	3,073	652,121
Union Pacific Corp.	3,545	586,556
United Parcel Service, Inc., Class B	4,954	570,552
United Technologies Corp.	4,402	632,039

		7,820,871

Information Technology-14.04%
Accenture PLC, Class A	3,123	579,067
Adobe, Inc.(b)	2,194	609,778
Apple, Inc.	2,791	694,289
Cisco Systems, Inc.	12,148	577,152
Intel Corp.	11,568	653,939
International Business Machines Corp.	4,230	565,678
Mastercard, Inc., Class A	2,210	611,750
Microsoft Corp.	4,426	634,556
NVIDIA Corp.	3,356	674,623
Oracle Corp.	11,360	619,006
PayPal Holdings, Inc.(b)	5,680	591,288
QUALCOMM, Inc.	7,751	623,490
Texas Instruments, Inc.	4,689	553,255
Visa, Inc., Class A	3,445	616,173

		8,604,044

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 100 Equal Weight ETF (EQWL)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Materials-1.93%
Dow, Inc.	12,609	$636,629
DuPont de Nemours, Inc.	8,264	544,680

		1,181,309

Real Estate-0.97%
Simon Property Group, Inc.	3,948	594,885

Utilities-4.07%
Duke Energy Corp.	6,503	612,973
Exelon Corp.	12,857	584,865
NextEra Energy, Inc.	2,782	663,062
Southern Co. (The)	10,107	633,304

		2,494,204

Total Common Stocks & Other Equity Interests (Cost $55,739,899)		61,217,446

	Shares	Value
Money Market Funds-0.14%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(c) (Cost $87,501)	87,501	$87,501

TOTAL INVESTMENTS IN SECURITIES-100.06% (Cost $55,827,400)		61,304,947
OTHER ASSETS LESS LIABILITIES-(0.06)%		(35,987)

NET ASSETS-100.00%		$61,268,960

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Health Care	16.85

Financials	14.95

Information Technology	14.04

Industrials	12.77

Consumer Staples	11.17

Consumer Discretionary	9.64

Communication Services	7.98

Energy	5.55

Utilities	4.07

Sector Types Each Less Than 3%	2.90

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500 GARP ETF (SPGP)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-4.83%
Alphabet, Inc., Class A(b)	3,995	$5,028,906
CBS Corp., Class B	66,399	2,393,020
Facebook, Inc., Class A(b)	34,650	6,640,673

		14,062,599

Consumer Discretionary-14.50%
Best Buy Co., Inc.	44,725	3,212,597
Booking Holdings, Inc.(b)	2,182	4,470,416
BorgWarner, Inc.	73,049	3,044,682
Carnival Corp.	50,553	2,168,218
D.R. Horton, Inc.	69,813	3,656,107
eBay, Inc.	88,803	3,130,306
Lennar Corp., Class A	61,116	3,642,513
Norwegian Cruise Line Holdings Ltd.(b)	58,685	2,978,851
PulteGroup, Inc.	170,108	6,675,038
Ross Stores, Inc.	28,604	3,137,001
TJX Cos., Inc. (The)	52,250	3,012,212
Ulta Beauty, Inc.(b)	13,167	3,069,886

		42,197,827

Consumer Staples-3.71%
Constellation Brands, Inc., Class A	15,334	2,918,520
Kroger Co. (The)	107,687	2,653,408
Molson Coors Brewing Co., Class B	98,957	5,217,013

		10,788,941

Energy-6.90%
Chevron Corp.	23,631	2,744,504
HollyFrontier Corp.	77,002	4,230,490
Marathon Petroleum Corp.	68,592	4,386,458
Phillips 66	39,090	4,566,494
Valero Energy Corp.	42,906	4,161,024

		20,088,970

Financials-16.62%
Ameriprise Financial, Inc.	17,500	2,640,575
Capital One Financial Corp.	29,308	2,732,971
Charles Schwab Corp. (The)	88,332	3,595,996
Citizens Financial Group, Inc.	92,824	3,263,692
Comerica, Inc.	42,756	2,797,097
Discover Financial Services	34,554	2,773,304
E*TRADE Financial Corp.	110,838	4,631,920
Hartford Financial Services Group, Inc. (The)	48,882	2,790,185
Lincoln National Corp.	46,469	2,624,569
Progressive Corp. (The)	43,672	3,043,938
Raymond James Financial, Inc.	34,017	2,840,079
Regions Financial Corp.	192,850	3,104,885
SVB Financial Group(b)	21,093	4,671,678
T. Rowe Price Group, Inc.	25,310	2,930,898
Zions Bancorp. N.A.	80,810	3,916,861

		48,358,648

Health Care-9.31%
Align Technology, Inc.(b)	17,677	4,459,730
Biogen, Inc.(b)	12,384	3,699,225
Bristol-Myers Squibb Co.	69,123	3,965,587
Celgene Corp.(b)	48,336	5,221,738
Mettler-Toledo International, Inc.(b)	3,332	2,348,860

	Shares	Value
Health Care-(continued)
Regeneron Pharmaceuticals, Inc.(b)	13,147	$4,026,663
Stryker Corp.	15,538	3,360,403

		27,082,206

Industrials-10.68%
Allegion PLC	28,646	3,324,082
Cummins, Inc.	17,133	2,955,100
Expeditors International of Washington, Inc.	34,984	2,551,733
FedEx Corp.	23,586	3,600,639
Huntington Ingalls Industries, Inc.	12,433	2,805,631
J.B. Hunt Transport Services, Inc.	33,968	3,993,278
Quanta Services, Inc.	116,510	4,899,245
United Airlines Holdings, Inc.(b)	31,163	2,830,847
United Rentals, Inc.(b)	30,815	4,115,959

		31,076,514

Information Technology-27.59%
Applied Materials, Inc.	133,445	7,240,726
Broadcom, Inc.	19,725	5,776,466
Cognizant Technology Solutions Corp., Class A	42,755	2,605,490
Corning, Inc.	135,433	4,012,880
DXC Technology Co.	66,955	1,852,645
Fortinet, Inc.(b)	66,497	5,423,495
Intel Corp.	57,947	3,275,744
Intuit, Inc.	15,451	3,978,632
IPG Photonics Corp.(b)	26,946	3,618,309
KLA Corp.	31,058	5,250,044
Lam Research Corp.	30,969	8,393,838
Mastercard, Inc., Class A	14,785	4,092,636
Micron Technology, Inc.(b)	144,457	6,868,930
NetApp, Inc.	54,162	3,026,573
NVIDIA Corp.	40,888	8,219,306
Texas Instruments, Inc.	23,545	2,778,074
Visa, Inc., Class A	21,613	3,865,701

		80,279,489

Materials-4.03%
Celanese Corp.	34,733	4,207,903
LyondellBasell Industries N.V., Class A	33,464	3,001,721
Nucor Corp.	84,110	4,529,323

		11,738,947

Real Estate-1.77%
CBRE Group, Inc., Class A(b)	96,329	5,158,418

Total Common Stocks & Other Equity Interests (Cost $277,165,723)		290,832,559

Money Market Funds-0.09%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(c) (Cost $275,014)	275,014	275,014

TOTAL INVESTMENTS IN SECURITIES-100.03% (Cost $277,440,737)		291,107,573
OTHER ASSETS LESS LIABILITIES-(0.03)%		(86,408)

NET ASSETS-100.00%		$291,021,165

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500 GARP ETF (SPGP)–(continued)

October 31, 2019

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Information Technology	27.59

Financials	16.62

Consumer Discretionary	14.50

Industrials	10.68

Health Care	9.31

Energy	6.90

Communication Services	4.83

Materials	4.03

Consumer Staples	3.71

Real Estate	1.77

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500 Value with Momentum ETF (SPVM)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-6.16%
AT&T, Inc.	18,803	$723,727
CBS Corp., Class B	11,671	420,623
Comcast Corp., Class A	8,281	371,154
DISH Network Corp., Class A(b)	12,846	441,646
Interpublic Group of Cos., Inc. (The)	19,202	417,644
Omnicom Group, Inc.	4,367	337,089
Viacom, Inc., Class B	25,799	556,226

		3,268,109

Consumer Discretionary-14.62%
Best Buy Co., Inc.	10,295	739,490
CarMax, Inc.(b)	5,278	491,751
D.R. Horton, Inc.	13,011	681,386
Gap, Inc. (The)	50,663	823,780
General Motors Co.	31,993	1,188,860
Genuine Parts Co.	3,835	393,394
H&R Block, Inc.	13,822	345,412
Kohl’s Corp.	18,274	936,725
Norwegian Cruise Line Holdings Ltd.(b)	7,794	395,624
PulteGroup, Inc.	20,629	809,482
Royal Caribbean Cruises Ltd.	2,857	310,927
Target Corp.	5,923	633,228

		7,750,059

Consumer Staples-6.87%
Archer-Daniels-Midland Co.	23,397	983,610
JM Smucker Co. (The)	2,834	299,497
Kroger Co. (The)	40,353	994,298
Sysco Corp.	5,004	399,670
Tyson Foods, Inc., Class A	6,827	565,207
Walmart, Inc.	3,399	398,567

		3,640,849

Energy-3.65%
Chevron Corp.	3,987	463,050
ConocoPhillips	8,520	470,304
Exxon Mobil Corp.	6,460	436,502
Marathon Oil Corp.	48,867	563,437

		1,933,293

Financials-26.71%
Aflac, Inc.	8,963	476,473
Allstate Corp. (The)	5,797	616,917
Ameriprise Financial, Inc.	2,835	427,773
Assurant, Inc.	5,860	738,770
Bank of America Corp.	21,799	681,655
BB&T Corp.	9,887	524,505
Berkshire Hathaway, Inc., Class B(b)	2,119	450,457
Capital One Financial Corp.	9,866	920,004
Chubb Ltd.	2,979	454,059
Cincinnati Financial Corp.	3,508	397,141
Citigroup, Inc.	11,188	803,970
Discover Financial Services	6,345	509,250
Everest Re Group, Ltd.	1,623	417,257
Franklin Resources, Inc.	14,183	390,742
Globe Life, Inc.	4,944	481,199
Huntington Bancshares, Inc.	39,705	561,032
JPMorgan Chase & Co.	4,253	531,285

	Shares	Value
Financials-(continued)
Morgan Stanley	16,906	$778,521
PNC Financial Services Group, Inc. (The)	3,653	535,895
Prudential Financial, Inc.	9,583	873,395
Raymond James Financial, Inc.	5,567	464,789
SunTrust Banks, Inc.	8,639	590,389
Synchrony Financial	19,098	675,496
Travelers Cos., Inc. (The)	3,185	417,426
U.S. Bancorp	7,806	445,098

		14,163,498

Health Care-5.28%
Anthem, Inc.	1,607	432,412
Centene Corp.(b)	12,366	656,387
HCA Healthcare, Inc.	2,849	380,455
Henry Schein, Inc.(b)	5,690	356,109
Universal Health Services, Inc., Class B	3,847	528,809
WellCare Health Plans, Inc.(b)	1,495	443,417

		2,797,589

Industrials-15.84%
Arconic, Inc.	22,801	626,344
Cummins, Inc.	3,144	542,277
Deere & Co.	2,539	442,141
Delta Air Lines, Inc.	11,193	616,510
Eaton Corp. PLC	5,286	460,464
Fastenal Co.	11,764	422,798
Fortive Corp.	4,755	328,095
Jacobs Engineering Group, Inc.	5,768	539,769
Johnson Controls International PLC	11,912	516,147
PACCAR, Inc.	7,723	587,411
Parker-Hannifin Corp.	2,223	407,898
Quanta Services, Inc.	20,659	868,711
Robert Half International, Inc.	6,261	358,568
Snap-on, Inc.	2,244	365,032
Southwest Airlines Co.	9,023	506,461
United Airlines Holdings, Inc.(b)	8,924	810,656

		8,399,282

Information Technology-8.42%
Corning, Inc.	13,315	394,523
Hewlett Packard Enterprise Co.	42,546	698,180
HP, Inc.	33,169	576,146
Intel Corp.	8,899	503,060
Juniper Networks, Inc.	14,789	367,063
Lam Research Corp.	1,869	506,574
Skyworks Solutions, Inc.	5,048	459,671
TE Connectivity Ltd.	4,516	404,182
Xerox Holdings Corp.	16,341	554,450

		4,463,849

Materials-3.81%
Celanese Corp.	3,694	447,528
Mosaic Co. (The)	33,327	662,541
Nucor Corp.	16,953	912,919

		2,022,988

Real Estate-3.22%
Apartment Investment & Management Co., Class A	7,137	391,679
CBRE Group, Inc., Class A(b)	9,870	528,539

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500 Value with Momentum ETF (SPVM)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Real Estate-(continued)
Host Hotels & Resorts, Inc.	22,367	$366,595
Kimco Realty Corp.	19,583	422,209

		1,709,022

Utilities-5.38%
AES Corp. (The)	23,491	400,522
Consolidated Edison, Inc.	4,124	380,315
Duke Energy Corp.	4,312	406,449
Entergy Corp.	3,491	424,087
Exelon Corp.	8,541	388,530
PPL Corp.	14,009	469,161
Southern Co. (The)	6,120	383,479

		2,852,543

Total Common Stocks & Other Equity Interests (Cost $51,399,142)		53,001,081

	Shares	Value
Money Market Funds-0.19%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(c) (Cost $99,895)	99,895	$99,895

TOTAL INVESTMENTS IN SECURITIES-100.15% (Cost $51,499,037)		53,100,976
OTHER ASSETS LESS LIABILITIES-(0.15)%		(81,857)

NET ASSETS-100.00%		$53,019,119

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Financials	26.71

Industrials	15.84

Consumer Discretionary	14.62

Information Technology	8.42

Consumer Staples	6.87

Communication Services	6.16

Utilities	5.38

Health Care	5.28

Materials	3.81

Energy	3.65

Real Estate	3.22

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap Momentum ETF (XMMO)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-6.76%
Cable One, Inc.	10,188	$13,502,869
Live Nation Entertainment, Inc.(b)	207,486	14,627,763
New York Times Co. (The), Class A	186,571	5,765,044
TEGNA, Inc.	256,300	3,852,189
Telephone & Data Systems, Inc.	92,011	2,400,567

		40,148,432

Consumer Discretionary-11.60%
Aaron’s, Inc.	87,153	6,530,374
Churchill Downs, Inc.	34,721	4,513,383
Cracker Barrel Old Country Store, Inc.(c)	28,363	4,410,447
Deckers Outdoor Corp.(b)	31,101	4,755,343
Dunkin’ Brands Group, Inc.	78,120	6,141,795
Etsy, Inc.(b)	135,153	6,012,957
Graham Holdings Co., Class B	6,840	4,306,874
Helen of Troy Ltd.(b)	23,636	3,539,727
Pool Corp.	45,133	9,360,584
Service Corp. International	180,917	8,228,105
Skechers U.S.A., Inc., Class A(b)	128,329	4,795,655
Tempur Sealy International, Inc.(b)	68,939	6,270,002

		68,865,246

Consumer Staples-5.93%
Boston Beer Co., Inc. (The), Class A(b)	10,368	3,882,401
Casey’s General Stores, Inc.	62,159	10,617,379
Flowers Foods, Inc.	197,865	4,297,628
Pilgrim’s Pride Corp.(b)	77,627	2,356,756
Post Holdings, Inc.(b)	69,116	7,112,036
Sanderson Farms, Inc.	20,497	3,173,141
Tootsie Roll Industries, Inc.(c)	24,462	838,557
TreeHouse Foods, Inc.(b)	54,123	2,923,724

		35,201,622

Energy-0.53%
World Fuel Services Corp.	75,636	3,159,316

Financials-12.40%
Brown & Brown, Inc.	306,765	11,558,905
FactSet Research Systems, Inc.	58,890	14,929,793
Federated Investors, Inc., Class B	152,642	4,875,385
FirstCash, Inc.	44,268	3,735,777
RenaissanceRe Holdings Ltd. (Bermuda)	70,179	13,136,105
Selective Insurance Group, Inc.	71,221	4,922,796
W.R. Berkley Corp.	293,516	20,516,768

		73,675,529

Health Care-13.55%
Amedisys, Inc.(b)	36,185	4,650,496
Bio-Techne Corp.	42,327	8,811,212
Catalent, Inc.(b)	157,323	7,653,764
Chemed Corp.	18,872	7,433,870
Haemonetics Corp.(b)	45,740	5,522,190
Masimo Corp.(b)	82,684	12,054,500
Repligen Corp.(b)	82,192	6,533,442
STERIS PLC	116,931	16,553,922
West Pharmaceutical Services, Inc.	78,410	11,278,494

		80,491,890

	Shares	Value
Industrials-6.98%
Clean Harbors, Inc.(b)	58,432	$4,818,303
Teledyne Technologies, Inc.(b)	46,762	15,412,755
Tetra Tech, Inc.	58,631	5,128,454
Toro Co. (The)	118,387	9,131,189
Woodward, Inc.	65,545	6,991,030

		41,481,731

Information Technology-14.25%
ACI Worldwide, Inc.(b)	120,125	3,770,724
CACI International, Inc., Class A(b)	25,238	5,647,002
Ciena Corp.(b)	240,199	8,916,187
Cree, Inc.(b)	95,733	4,569,336
Fair Isaac Corp.(b)	57,171	17,382,271
KBR, Inc.	152,128	4,283,924
LiveRamp Holdings, Inc.(b)	61,877	2,418,772
Manhattan Associates, Inc.(b)	113,322	8,493,484
Universal Display Corp.	71,180	14,248,812
Zebra Technologies Corp., Class A(b)	62,596	14,889,711

		84,620,223

Materials-4.07%
AptarGroup, Inc.	73,298	8,660,159
Royal Gold, Inc.	85,836	9,908,908
Scotts Miracle-Gro Co. (The)	55,759	5,597,646

		24,166,713

Real Estate-15.63%
American Campus Communities, Inc.	145,355	7,264,843
Camden Property Trust	94,442	10,801,331
EastGroup Properties, Inc.	53,273	7,135,918
EPR Properties	83,824	6,520,669
First Industrial Realty Trust, Inc.	139,171	5,860,491
Liberty Property Trust	207,880	12,279,472
Mack-Cali Realty Corp.	99,209	2,125,057
Medical Properties Trust, Inc.	533,653	11,062,627
National Retail Properties, Inc.	189,667	11,173,283
Omega Healthcare Investors, Inc.(c)	279,314	12,300,989
PS Business Parks, Inc.	35,088	6,335,138

		92,859,818

Utilities-8.20%
Black Hills Corp.	100,021	7,884,655
Hawaiian Electric Industries, Inc.	206,980	9,345,147
NorthWestern Corp.	61,827	4,483,694
OGE Energy Corp.	255,801	11,014,791
ONE Gas, Inc.	60,762	5,641,144
PNM Resources, Inc.	108,940	5,681,221
Spire, Inc.	55,281	4,646,921

		48,697,573

Total Common Stocks & Other Equity Interests (Cost $579,604,262)		593,368,093

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P MidCap Momentum ETF (XMMO)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $503,727)	503,727	$503,727

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $580,107,989)		593,871,820

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.95%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	8,665,541	8,665,541

	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	2,887,359	$2,888,514

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,554,055)		11,554,055

TOTAL INVESTMENTS IN SECURITIES-101.93% (Cost $591,662,044)		605,425,875
OTHER ASSETS LESS LIABILITIES-(1.93)%		(11,489,692)

NET ASSETS-100.00%		$593,936,183

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Real Estate	15.63

Information Technology	14.25

Health Care	13.55

Financials	12.40

Consumer Discretionary	11.60

Utilities	8.20

Industrials	6.98

Communication Services	6.76

Consumer Staples	5.93

Materials	4.07

Energy	0.53

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P MidCap Quality ETF (XMHQ)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Consumer Discretionary-13.46%
Adtalem Global Education, Inc.(b)	3,842	$114,415
American Eagle Outfitters, Inc.	10,783	165,843
Churchill Downs, Inc.	2,198	285,718
Cracker Barrel Old Country Store, Inc.(c)	1,606	249,733
Deckers Outdoor Corp.(b)	2,416	369,406
Dick’s Sporting Goods, Inc.	5,202	202,514
Dillard’s, Inc., Class A(c)	1,158	79,879
Five Below, Inc.(b)	3,938	492,683
Gentex Corp.	16,253	455,897
Helen of Troy Ltd.(b)	1,589	237,969
Texas Roadhouse, Inc.	3,923	221,649
Urban Outfitters, Inc.(b)	4,709	135,148
Williams-Sonoma, Inc.	6,038	403,278

		3,414,132

Consumer Staples-1.59%
Boston Beer Co., Inc. (The), Class A(b)	595	222,804
Lancaster Colony Corp.	1,302	181,212

		404,016

Energy-1.75%
Core Laboratories N.V.	2,693	118,600
EQT Corp.	20,137	216,271
Southwestern Energy Co.(b)	53,198	109,056

		443,927

Financials-21.82%
Bank of Hawaii Corp.	2,760	240,976
Cathay General Bancorp	5,085	180,873
East West Bancorp, Inc.	9,927	426,067
Eaton Vance Corp.	7,089	323,258
Evercore, Inc., Class A	2,871	211,420
FactSet Research Systems, Inc.	3,211	814,053
First Horizon National Corp.	23,393	373,586
Hanover Insurance Group, Inc. (The)	3,310	435,960
International Bancshares Corp.	3,810	156,058
Janus Henderson Group PLC (United Kingdom)	10,183	235,533
Mercury General Corp.	1,754	84,297
Old Republic International Corp.	17,859	398,970
Reinsurance Group of America, Inc.	4,270	693,747
SEI Investments Co.	8,598	515,192
Stifel Financial Corp.	4,704	263,330
Trustmark Corp.	5,315	182,411

		5,535,731

Health Care-9.34%
Allscripts Healthcare Solutions, Inc.(b)	12,987	142,078
Amedisys, Inc.(b)	2,017	259,225
Avanos Medical, Inc.(b)	3,144	138,462
Chemed Corp.	1,119	440,785
Covetrus, Inc.(b)	6,179	61,265
HealthEquity, Inc.(b)	4,392	249,421
Masimo Corp.(b)	3,058	445,826
Molina Healthcare, Inc.(b)	5,388	633,844

		2,370,906

Industrials-21.76%
Carlisle Cos., Inc.	3,689	561,724
Donaldson Co., Inc.	8,912	470,019

	Shares	Value
Industrials-(continued)
Graco, Inc.	12,624	$570,605
Healthcare Services Group, Inc.(c)	4,845	118,024
Herman Miller, Inc.	3,343	155,450
Insperity, Inc.	3,624	382,803
ITT, Inc.	5,417	322,041
Landstar System, Inc.	2,680	303,242
Lincoln Electric Holdings, Inc.	4,763	426,622
MSA Safety, Inc.	2,325	279,163
MSC Industrial Direct Co., Inc., Class A	2,734	200,156
Old Dominion Freight Line, Inc.	3,904	710,840
Resideo Technologies, Inc.(b)	8,082	77,021
Toro Co. (The)	8,202	632,620
Trex Co., Inc.(b)	3,536	310,779

		5,521,109

Information Technology-19.03%
Ciena Corp.(b)	8,859	328,846
Cognex Corp.	10,373	534,106
CommVault Systems, Inc.(b)	2,448	121,592
LiveRamp Holdings, Inc.(b)	6,414	250,723
Manhattan Associates, Inc.(b)	6,095	456,820
MAXIMUS, Inc.	4,459	342,184
MKS Instruments, Inc.	3,385	366,325
Teradyne, Inc.	16,045	982,275
Universal Display Corp.	2,583	517,065
Vishay Intertechnology, Inc.	7,902	159,225
Zebra Technologies Corp., Class A(b)	3,240	770,699

		4,829,860

Materials-7.18%
Cabot Corp.	3,408	148,555
Eagle Materials, Inc.	3,146	287,356
Louisiana-Pacific Corp.	7,157	209,199
NewMarket Corp.	573	278,186
Royal Gold, Inc.	4,201	484,963
Steel Dynamics, Inc.	13,618	413,442

		1,821,701

Real Estate-4.04%
Medical Properties Trust, Inc.	26,733	554,175
PS Business Parks, Inc.	1,317	237,784
Weingarten Realty Investors	7,343	232,994

		1,024,953

Total Common Stocks & Other Equity Interests (Cost $24,569,107)		25,366,335

Money Market Funds-0.40%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $100,459)	100,459	100,459

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.37% (Cost $24,669,566)		25,466,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P MidCap Quality ETF (XMHQ)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.64%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	312,638	$312,638
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	104,171	104,213

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $416,851)		416,851

TOTAL INVESTMENTS IN SECURITIES-102.01% (Cost $25,086,417)		25,883,645
OTHER ASSETS LESS LIABILITIES-(2.01)%		(510,700)

NET ASSETS-100.00%		$25,372,945

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2019	Dividend Income
Invesco Ltd.*	$14,764	$9,539	$(23,481)	$5,973	$(6,795)	$-	$208

* At October 31, 2019, this security was no longer held.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Financials	21.82

Industrials	21.76

Information Technology	19.03

Consumer Discretionary	13.46

Health Care	9.34

Materials	7.18

Real Estate	4.04

Sector Types Each Less Than 3%	3.34

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P MidCap Value with Momentum ETF (XMVM)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-2.81%
AMC Networks, Inc., Class A(b)	8,534	$371,656
TEGNA, Inc.	32,887	494,292
Telephone & Data Systems, Inc.	22,672	591,512

		1,457,460

Consumer Discretionary-17.54%
Aaron’s, Inc.	6,319	473,483
American Eagle Outfitters, Inc.	27,127	417,213
AutoNation, Inc.(b)	26,528	1,348,949
Bed Bath & Beyond, Inc.(c)	72,126	988,126
Brinker International, Inc.	9,742	433,032
Dick’s Sporting Goods, Inc.	18,544	721,918
Dillard’s, Inc., Class A(c)	17,390	1,199,562
Graham Holdings Co., Class B	728	458,392
KB Home	27,919	996,429
Murphy USA, Inc.(b)	8,686	1,024,340
Sally Beauty Holdings, Inc.(b)	33,721	522,676
Skechers U.S.A., Inc., Class A(b)	13,583	507,597

		9,091,717

Energy-8.40%
Chesapeake Energy Corp.(b)(c)	669,492	897,119
PBF Energy, Inc., Class A	45,089	1,455,473
Southwestern Energy Co.(b)	346,607	710,544
World Fuel Services Corp.	30,837	1,288,062

		4,351,198

Financials-21.49%
Alleghany Corp.(b)	588	457,635
American Financial Group, Inc.	4,458	463,810
First American Financial Corp.	9,384	579,743
Fulton Financial Corp.	28,245	481,860
Genworth Financial, Inc., Class A(b)	483,718	2,070,313
Hanover Insurance Group, Inc. (The)	3,688	485,746
International Bancshares Corp.	12,475	510,976
Kemper Corp.	4,589	329,857
Mercury General Corp.	6,642	319,215
Navient Corp.	47,610	655,590
New York Community Bancorp, Inc.	59,980	698,767
Old Republic International Corp.	26,953	602,130
Prosperity Bancshares, Inc.	6,579	454,083
Reinsurance Group of America, Inc.	4,179	678,962
Signature Bank	3,923	464,169
Stifel Financial Corp.	9,131	511,153
Trustmark Corp.	12,632	433,530
United Bankshares, Inc.	11,814	467,126
Washington Federal, Inc.	12,994	473,761

		11,138,426

Health Care-2.98%
Molina Healthcare, Inc.(b)	3,077	361,978
Patterson Cos., Inc.	27,177	465,542
Tenet Healthcare Corp.(b)	28,288	716,818

		1,544,338

Industrials-19.54%
AECOM(b)	23,376	935,274
AGCO Corp.	6,917	530,465
Colfax Corp.(b)	20,292	681,811

	Shares	Value
Industrials-(continued)
EMCOR Group, Inc.	5,417	$475,125
EnerSys	7,226	483,130
GATX Corp.(c)	5,532	440,071
Herman Miller, Inc.	9,798	455,607
HNI Corp.	11,489	436,582
Kennametal, Inc.	14,130	437,324
ManpowerGroup, Inc.	8,426	766,092
MasTec, Inc.(b)	10,142	638,337
NOW, Inc.(b)	43,758	461,209
Oshkosh Corp.	6,886	587,927
Regal Beloit Corp.	6,604	489,026
Ryder System, Inc.	15,083	733,486
Timken Co. (The)	9,588	469,812
Trinity Industries, Inc.(c)	23,908	472,900
Werner Enterprises, Inc.(c)	17,375	634,188

		10,128,366

Information Technology-14.88%
Arrow Electronics, Inc.(b)	16,663	1,321,043
Avnet, Inc.	19,291	763,152
Jabil, Inc.	31,212	1,149,226
KBR, Inc.	19,869	559,511
LiveRamp Holdings, Inc.(b)	11,442	447,268
SYNNEX Corp.	10,696	1,259,347
Tech Data Corp.(b)	10,936	1,328,724
Vishay Intertechnology, Inc.	43,856	883,698

		7,711,969

Materials-7.26%
Allegheny Technologies, Inc.(b)	21,041	442,071
Carpenter Technology Corp.	12,241	600,054
Domtar Corp.	17,167	624,707
Owens-Illinois, Inc.	34,640	294,440
Reliance Steel & Aluminum Co.	7,860	912,074
Silgan Holdings, Inc.	12,721	391,425
Worthington Industries, Inc.	13,439	494,690

		3,759,461

Real Estate-4.24%
Jones Lang LaSalle, Inc.	4,095	599,999
Mack-Cali Realty Corp.	23,465	502,620
Medical Properties Trust, Inc.	31,110	644,910
Service Properties Trust	17,805	450,467

		2,197,996

Utilities-0.83%
MDU Resources Group, Inc.	14,948	431,848

Total Common Stocks & Other Equity Interests (Cost $49,825,860)		51,812,779

Money Market Funds-0.21%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $105,355)	105,355	105,355

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $49,931,215)		51,918,134

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P MidCap Value with Momentum ETF (XMVM)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities Loan
Money Market Funds-5.23%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	2,019,501	$2,019,501
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	691,335	691,612

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,711,080)		2,711,113

TOTAL INVESTMENTS IN SECURITIES-105.41% (Cost $52,642,295)		54,629,247
OTHER ASSETS LESS LIABILITIES-(5.41)%		(2,801,640)

NET ASSETS-100.00%		$51,827,607

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2019	Dividend Income
Invesco Ltd.*	$274,295	$158,652	$(417,979)	$61,462	$(76,430)	$-	$3,749

* At October 31, 2019, this security was no longer held.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Financials	21.49

Industrials	19.54

Consumer Discretionary	17.54

Information Technology	14.88

Energy	8.40

Materials	7.26

Real Estate	4.24

Sector Types Each Less Than 3%	6.62

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap Momentum ETF (XSMO)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-2.45%
Cogent Communications Holdings, Inc.	15,941	$934,780
Iridium Communications, Inc.(b)	35,383	865,822
QuinStreet, Inc.(b)	12,200	156,526

		1,957,128

Consumer Discretionary-17.32%
Asbury Automotive Group, Inc.(b)	7,445	767,803
Boot Barn Holdings, Inc.(b)	8,542	299,397
Core-Mark Holding Co., Inc.	19,817	604,815
Crocs, Inc.(b)	17,354	607,216
Dine Brands Global, Inc.	4,705	344,171
Fox Factory Holding Corp.(b)	16,466	1,003,438
Group 1 Automotive, Inc.	5,517	548,610
LGI Homes, Inc.(b)	6,183	485,242
Lithia Motors, Inc., Class A	10,433	1,642,989
M.D.C. Holdings, Inc.	21,074	815,774
M/I Homes, Inc.(b)	10,504	464,067
Meritage Homes Corp.(b)	14,928	1,076,159
Monro, Inc.	11,060	775,417
Rent-A-Center, Inc.	30,231	782,076
Sleep Number Corp.(b)	13,282	639,130
Sonic Automotive, Inc., Class A	8,358	269,378
Strategic Education, Inc.	9,892	1,217,013
Wingstop, Inc.	18,223	1,520,345

		13,863,040

Consumer Staples-4.59%
Chefs’ Warehouse, Inc. (The)(b)	9,174	303,889
Coca-Cola Consolidated, Inc.	2,873	788,236
Inter Parfums, Inc.	5,316	411,618
J&J Snack Foods Corp.	5,980	1,140,745
John B. Sanfilippo & Son, Inc.	2,540	269,545
WD-40 Co.	4,039	756,908

		3,670,941

Energy-0.39%
Par Pacific Holdings, Inc.(b)	13,857	313,861

Financials-11.40%
AMERISAFE, Inc.	5,581	354,561
Apollo Commercial Real Estate Finance, Inc.	44,238	809,555
Dime Community Bancshares, Inc.	10,272	198,147
eHealth, Inc.(b)	12,422	857,615
First BanCorp.	87,407	919,522
Granite Point Mortgage Trust, Inc.	18,159	337,757
Invesco Mortgage Capital, Inc.(c)	46,473	731,485
James River Group Holdings Ltd.	10,546	377,652
New York Mortgage Trust, Inc.	78,665	492,443
OFG Bancorp	19,385	393,709
PennyMac Mortgage Investment Trust	38,905	890,536
Redwood Trust, Inc.	34,488	563,534
RLI Corp.	16,249	1,581,353
Safety Insurance Group, Inc.	4,269	414,947
World Acceptance Corp.(b)	1,926	199,938

		9,122,754

Health Care-16.07%
Addus HomeCare Corp.(b)	3,897	328,166
ANI Pharmaceuticals, Inc.(b)	3,095	241,750

	Shares	Value
Health Care-(continued)
Anika Therapeutics, Inc.(b)	4,554	$320,556
Arrowhead Pharmaceuticals, Inc.(b)	40,599	1,625,990
CONMED Corp.	9,072	998,101
CorVel Corp.(b)	4,757	376,374
Cytokinetics, Inc.(b)	21,880	254,902
Ensign Group, Inc. (The)	26,840	1,133,990
HMS Holdings Corp.(b)	33,574	1,097,534
Integer Holdings Corp.(b)	10,159	786,713
Lantheus Holdings, Inc.(b)	15,756	328,513
LHC Group, Inc.(b)	14,049	1,559,017
Medpace Holdings, Inc.(b)	7,837	577,038
Mesa Laboratories, Inc.	1,202	273,755
NeoGenomics, Inc.(b)	54,707	1,254,432
Omnicell, Inc.(b)	12,615	887,970
Tactile Systems Technology, Inc.(b)	4,809	218,425
US Physical Therapy, Inc.	4,257	602,238

		12,865,464

Industrials-13.23%
AAON, Inc.	15,804	769,023
ABM Industries, Inc.	26,246	956,929
Aerojet Rocketdyne Holdings, Inc.(b)	23,648	1,022,303
Albany International Corp.	11,107	932,766
Allegiant Travel Co.	4,220	706,133
Arcosa, Inc.	19,140	735,167
Brady Corp., Class A	24,224	1,364,780
ESCO Technologies, Inc.	12,094	1,021,822
Exponent, Inc.	26,558	1,687,230
Federal Signal Corp.	21,919	711,052
Kelly Services, Inc., Class A	9,692	232,705
Viad Corp.	7,349	448,436

		10,588,346

Information Technology-15.51%
Agilysys, Inc.(b)	9,492	239,103
Alarm.com Holdings, Inc.(b)	9,418	465,249
CSG Systems International, Inc.	12,632	728,109
DSP Group, Inc.(b)	7,468	111,348
EVERTEC, Inc.	23,129	707,516
ExlService Holdings, Inc.(b)	10,319	718,512
Fabrinet (Thailand)(b)	13,211	742,855
FormFactor, Inc.(b)	21,807	476,047
Harmonic, Inc.(b)	39,117	304,330
LivePerson, Inc.(b)	23,498	964,593
ManTech International Corp., Class A	8,186	648,168
MaxLinear, Inc.(b)	19,643	372,431
OSI Systems, Inc.(b)	7,530	747,277
PDF Solutions, Inc.(b)	8,550	138,168
Perficient, Inc.(b)	12,929	506,817
Power Integrations, Inc.	9,734	886,865
Rogers Corp.(b)	5,990	811,525
SPS Commerce, Inc.(b)	11,836	624,586
TTEC Holdings, Inc.	5,676	268,872
Viavi Solutions, Inc.(b)	103,975	1,659,441
Xperi Corp.	14,378	291,945

		12,413,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap Momentum ETF (XSMO)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Materials-1.53%
Innospec, Inc.	7,101	$648,747
Stepan Co.	5,894	575,962

		1,224,709

Real Estate-12.98%
Acadia Realty Trust	21,237	594,211
Agree Realty Corp.	18,846	1,484,499
American Assets Trust, Inc.	20,072	982,725
Armada Hoffler Properties, Inc.	19,363	362,863
CareTrust REIT, Inc.	51,969	1,259,729
Community Healthcare Trust, Inc.	9,248	447,788
Four Corners Property Trust, Inc.	21,358	611,907
Getty Realty Corp.	9,442	316,685
Independence Realty Trust, Inc.	43,591	671,301
Innovative Industrial Properties, Inc.(d)	6,996	531,696
iStar, Inc.	22,645	294,612
Lexington Realty Trust	88,314	960,856
LTC Properties, Inc.	12,492	647,710
National Storage Affiliates Trust	15,434	527,380
Universal Health Realty Income Trust	5,806	692,249

		10,386,211

Utilities-4.53%
American States Water Co.	18,236	1,734,791
California Water Service Group	22,470	1,257,646
Northwest Natural Holding Co.	9,159	635,268

		3,627,705

Total Common Stocks & Other Equity Interests (Cost $76,838,135)		80,033,916

	Shares	Value
Money Market Funds-0.17%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(e) (Cost $135,318)	135,318	$135,318

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $76,973,453)		80,169,234

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.58%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(e)(f)	350,636	350,636
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(e)(f)	116,832	116,879

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $467,504)		467,515

TOTAL INVESTMENTS IN SECURITIES-100.75% (Cost $77,440,957)		80,636,749
OTHER ASSETS LESS LIABILITIES-(0.75)%		(603,678)

NET ASSETS-100.00%		$80,033,071

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2019	Dividend Income
Invesco Mortgage Capital, Inc.	$-	$749,303	$(20,677)	$2,274	$585	$731,485	$20,221

(d)	All or a portion of this security was out on loan at October 31, 2019.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap Momentum ETF (XSMO)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Consumer Discretionary	17.32

Health Care	16.07

Information Technology	15.51

Industrials	13.23

Real Estate	12.98

Financials	11.40

Consumer Staples	4.59

Utilities	4.53

Sector Types Each Less Than 3%	4.37

Money Market Funds Plus Other Assets Less Liabilities	(0.00)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P SmallCap Value with Momentum ETF (XSVM)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-2.39%
E.W. Scripps Co. (The), Class A	27,833	$373,937
Gannett Co., Inc.(b)	73,145	793,623
Scholastic Corp.	16,262	626,087

		1,793,647

Consumer Discretionary-27.41%
Abercrombie & Fitch Co., Class A	41,548	672,662
American Axle & Manufacturing Holdings, Inc.(c)	65,176	544,871
Asbury Automotive Group, Inc.(c)	7,414	764,606
Buckle, Inc. (The)(b)	28,490	596,011
Cato Corp. (The), Class A	52,455	917,438
Conn’s, Inc.(c)	39,151	947,063
Cooper Tire & Rubber Co.	16,868	476,352
Core-Mark Holding Co., Inc.	17,276	527,264
Ethan Allen Interiors, Inc.	21,245	418,739
Genesco, Inc.(c)	10,154	394,483
G-III Apparel Group Ltd.(c)	24,540	616,199
Group 1 Automotive, Inc.	11,828	1,176,176
Haverty Furniture Cos., Inc.	31,766	576,235
Hibbett Sports, Inc.(b)(c)	25,935	618,809
Lithia Motors, Inc., Class A	4,983	784,723
M.D.C. Holdings, Inc.	16,114	623,773
MarineMax, Inc.(c)	42,499	656,610
Meritage Homes Corp.(c)	10,689	770,570
Motorcar Parts of America, Inc.(c)	22,900	436,474
Office Depot, Inc.	657,869	1,355,210
Shoe Carnival, Inc.(b)	22,178	736,088
Sonic Automotive, Inc., Class A	53,258	1,716,505
Vera Bradley, Inc.(c)	39,193	421,717
Vitamin Shoppe, Inc.(b)(c)	369,516	2,387,073
Winnebago Industries, Inc.(b)	13,559	651,781
Zumiez, Inc.(c)	23,430	747,651

		20,535,083

Consumer Staples-5.36%
Andersons, Inc. (The)	27,491	506,384
B&G Foods, Inc.(b)	20,150	313,333
Seneca Foods Corp., Class A(c)	33,916	1,199,948
SpartanNash Co.	114,872	1,504,249
Universal Corp.	8,980	492,104

		4,016,018

Energy-9.55%
CONSOL Energy, Inc.(c)	20,060	265,394
Denbury Resources, Inc.(b)(c)	755,762	754,326
Era Group, Inc.(c)	132,445	1,280,743
Green Plains, Inc.(b)	80,685	994,846
Helix Energy Solutions Group, Inc.(c)	83,889	720,606
Matrix Service Co.(c)	24,985	468,719
Par Pacific Holdings, Inc.(c)	31,911	722,784
Penn Virginia Corp.(c)	21,490	511,462
Renewable Energy Group, Inc.(b)(c)	50,658	827,752
REX American Resources Corp.(c)	7,498	606,738

		7,153,370

Financials-20.83%
Ambac Financial Group, Inc.(c)	39,504	809,832
American Equity Investment Life Holding Co.	21,649	534,297

	Shares	Value
Financials-(continued)
Apollo Commercial Real Estate Finance, Inc.	25,430	$465,369
Brookline Bancorp, Inc.	28,348	445,064
Capstead Mortgage Corp.	58,806	454,570
Columbia Banking System, Inc.	12,446	489,128
Dime Community Bancshares, Inc.	24,997	482,192
Employers Holdings, Inc.	11,566	489,704
Enova International, Inc.(c)	18,299	429,844
First BanCorp.	47,855	503,435
First Commonwealth Financial Corp.	34,107	480,568
First Midwest Bancorp, Inc.	23,980	492,549
Flagstar Bancorp, Inc.	15,309	556,329
Granite Point Mortgage Trust, Inc.	24,945	463,977
Great Western Bancorp, Inc.	15,552	542,298
HomeStreet, Inc.(c)	14,816	444,628
Horace Mann Educators Corp.	10,174	443,179
INTL. FCStone, Inc.(c)	33,136	1,325,440
New York Mortgage Trust, Inc.	80,838	506,046
Northfield Bancorp, Inc.	29,092	494,855
OFG Bancorp	24,566	498,935
Old National Bancorp	29,102	523,691
PennyMac Mortgage Investment Trust	23,702	542,539
Piper Jaffray Cos	5,652	443,908
Provident Financial Services, Inc.	18,724	467,164
Redwood Trust, Inc.	29,988	490,004
Stewart Information Services Corp.	11,159	456,626
United Fire Group, Inc.	8,860	403,307
Virtus Investment Partners, Inc.	4,213	457,026
Waddell & Reed Financial, Inc., Class A	28,398	470,271

		15,606,775

Health Care-0.81%
Magellan Health, Inc.(c)	9,358	607,334

Industrials-13.30%
ABM Industries, Inc.	11,865	432,598
ArcBest Corp.	28,449	821,892
DXP Enterprises, Inc.(c)	13,447	464,191
Echo Global Logistics, Inc.(c)	29,735	592,024
Encore Wire Corp.	8,456	475,227
EnPro Industries, Inc.	6,947	483,164
Greenbrier Cos., Inc. (The)	26,070	763,590
Griffon Corp.	34,800	741,588
Hub Group, Inc., Class A(c)	15,153	694,007
Matson, Inc.	11,474	438,077
MYR Group, Inc.(c)	15,539	534,697
Quanex Building Products Corp.	27,023	521,274
Resources Connection, Inc.	26,340	385,881
SkyWest, Inc.	7,638	454,843
TrueBlue, Inc.(c)	26,169	599,270
Universal Forest Products, Inc.	13,239	666,716
Veritiv Corp.(c)	65,627	895,152

		9,964,191

Information Technology-14.17%
Anixter International, Inc.(c)	12,304	1,018,156
Axcelis Technologies, Inc.(c)	32,217	617,600
Bel Fuse, Inc., Class B	33,839	497,772
Benchmark Electronics, Inc.	27,833	943,539
Digi International, Inc.(c)	44,455	641,041

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P SmallCap Value with Momentum ETF (XSVM)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Information Technology-(continued)
Insight Enterprises, Inc.(c)	10,489	$643,815
KEMET Corp.	28,919	628,699
Knowles Corp.(c)	25,412	548,391
Photronics, Inc.(c)	71,244	840,679
Plexus Corp.(c)	8,995	665,090
Sanmina Corp.(c)	22,928	704,578
ScanSource, Inc.(c)	25,411	820,775
Sykes Enterprises, Inc.(c)	17,883	552,495
TTM Technologies, Inc.(c)	82,938	971,204
Unisys Corp.(c)	50,854	521,762

		10,615,596

Materials-2.66%
FutureFuel Corp.	41,190	507,873
H.B. Fuller Co.	9,783	477,410
Mercer International, Inc. (Germany)	34,658	422,828
Tredegar Corp.	29,346	583,398

		1,991,509

Real Estate-3.50%
Chatham Lodging Trust	21,872	394,790
DiamondRock Hospitality Co.	42,991	429,050
Franklin Street Properties Corp.	58,206	500,571
Hersha Hospitality Trust	29,006	400,283
Kite Realty Group Trust	26,934	479,964
Xenia Hotels & Resorts, Inc.	19,733	415,380

		2,620,038

Total Common Stocks & Other Equity Interests (Cost $69,775,969)		74,903,561

	Shares	Value
Money Market Funds-0.16%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $119,317)	119,317	$119,317

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $69,895,286)		75,022,878

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.94%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	2,775,053	2,775,053
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	924,648	925,018

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,700,022)		3,700,071

TOTAL INVESTMENTS IN SECURITIES-105.08% (Cost $73,595,308)		78,722,949
OTHER ASSETS LESS LIABILITIES-(5.08)%		(3,804,988)

NET ASSETS-100.00%		$74,917,961

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2019.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2019	Dividend Income
Invesco Mortgage Capital, Inc.*	$228,121	$70,973	$(299,819)	$(7,090)	$7,815	$-	$-

* At October 31, 2019, this security was no longer held.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P SmallCap Value with Momentum ETF (XSVM)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Consumer Discretionary	27.41

Financials	20.83

Information Technology	14.17

Industrials	13.30

Energy	9.55

Consumer Staples	5.36

Real Estate	3.50

Sector Types Each Less Than 3%	5.86

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Zacks Mid-Cap ETF (CZA)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Consumer Discretionary-7.99%
Columbia Sportswear Co.	17,357	$1,569,941
Garmin Ltd.	52,288	4,902,000
Gentex Corp.	66,559	1,866,980
Levi Strauss & Co., Class A(b)	99,030	1,764,715
Norwegian Cruise Line Holdings Ltd.(c)	56,753	2,880,782
Royal Caribbean Cruises Ltd.	55,794	6,072,061
Yum China Holdings, Inc. (China)	96,909	4,118,632

		23,175,111

Consumer Staples-1.19%
Performance Food Group Co.(c)	27,126	1,155,839
US Foods Holding Corp.(c)	58,001	2,300,899

		3,456,738

Energy-3.10%
Continental Resources, Inc.(c)	104,761	3,087,307
Enable Midstream Partners, L.P	116,394	1,174,415
Pembina Pipeline Corp. (Canada)(b)	134,761	4,738,197

		8,999,919

Financials-29.59%
American Financial Group, Inc.	23,561	2,451,286
Arch Capital Group Ltd.(c)	103,428	4,319,153
Arthur J. Gallagher & Co.	48,568	4,430,373
AXIS Capital Holdings Ltd.	21,487	1,276,972
BOK Financial Corp.	18,642	1,438,230
Brown & Brown, Inc.	73,736	2,778,373
Citizens Financial Group, Inc.	117,800	4,141,848
CNA Financial Corp.	71,095	3,187,900
Credicorp Ltd. (Peru)	21,031	4,501,475
E*TRADE Financial Corp.	65,116	2,721,198
East West Bancorp, Inc.	37,849	1,624,479
Essent Group Ltd.	26,739	1,392,835
Hartford Financial Services Group, Inc. (The)	94,668	5,403,649
Interactive Brokers Group, Inc., Class A	109,484	5,208,154
KeyCorp.	260,376	4,678,957
M&T Bank Corp.	34,736	5,437,226
MGIC Investment Corp.	91,881	1,259,689
Nasdaq, Inc.	42,183	4,208,598
Northern Trust Corp.	55,564	5,538,620
OneMain Holdings, Inc.	34,991	1,399,640
Radian Group, Inc.	53,885	1,352,514
Regions Financial Corp.	259,544	4,178,658
RenaissanceRe Holdings Ltd. (Bermuda)	11,469	2,146,767
Santander Consumer USA Holdings, Inc.	89,929	2,255,419
SEI Investments Co.	39,269	2,352,999
Synchrony Financial	173,493	6,136,447

		85,821,459

Health Care-6.33%
Bruker Corp.	40,686	1,810,527
DENTSPLY SIRONA, Inc.	56,317	3,085,045
Encompass Health Corp.	26,127	1,672,651
Globus Medical, Inc., Class A(c)	25,708	1,346,328
ICON PLC (Ireland)(c)	14,373	2,111,394
Integra LifeSciences Holdings Corp.(c)	22,382	1,299,499

	Shares	Value
Health Care-(continued)
Laboratory Corp. of America Holdings(c)	26,261	$4,327,025
Mylan N.V.(c)	140,762	2,695,592

		18,348,061

Industrials-12.48%
AMETEK, Inc.	59,279	5,432,920
Crane Co.	15,590	1,192,947
Curtiss-Wright Corp.	10,990	1,486,397
Fortune Brands Home & Security, Inc.	35,803	2,149,970
Graco, Inc.	43,343	1,959,104
Hubbell, Inc.	13,968	1,979,266
IDEX Corp.	19,848	3,086,959
Parker-Hannifin Corp.	32,844	6,026,546
Rockwell Automation, Inc.	30,520	5,249,135
Stanley Black & Decker, Inc.	39,333	5,952,263
Woodward, Inc.	15,778	1,682,881

		36,198,388

Information Technology-10.68%
ASE Technology Holding Co. Ltd., ADR (Taiwan)	562,218	2,867,312
Broadridge Financial Solutions, Inc.	29,897	3,743,702
Dolby Laboratories, Inc., Class A	25,789	1,659,006
Euronet Worldwide, Inc.(c)	14,094	1,974,147
Genpact Ltd.	50,008	1,958,813
Leidos Holdings, Inc.	37,289	3,215,431
Logitech International S.A. (Switzerland)	43,388	1,768,061
Maxim Integrated Products, Inc.	68,756	4,033,227
SS&C Technologies Holdings, Inc.	65,803	3,422,414
Symantec Corp.	162,114	3,709,168
Trimble, Inc.(c)	66,219	2,638,165

		30,989,446

Materials-7.23%
AptarGroup, Inc.	16,592	1,960,345
Avery Dennison Corp.	22,120	2,828,263
Berry Global Group, Inc.(c)	33,814	1,403,619
CF Industries Holdings, Inc.	57,805	2,621,457
Eastman Chemical Co.	35,646	2,710,522
FMC Corp.	34,967	3,199,481
Huntsman Corp.	58,432	1,293,100
RPM International, Inc.	34,044	2,465,807
Westrock Co.	66,293	2,477,369

		20,959,963

Real Estate-15.04%
American Homes 4 Rent, Class A	77,482	2,050,949
Apartment Investment & Management Co., Class A	38,531	2,114,581
Camden Property Trust	25,132	2,874,347
Cousins Properties, Inc.	38,679	1,552,188
Douglas Emmett, Inc.	45,761	1,982,367
Duke Realty Corp.	93,098	3,271,464
Essex Property Trust, Inc.	16,948	5,544,199
Gaming and Leisure Properties, Inc.	56,769	2,291,197
Healthcare Trust of America, Inc., Class A	52,676	1,632,956
Hudson Pacific Properties, Inc.	40,808	1,465,823
JBG SMITH Properties	35,028	1,410,227
Jones Lang LaSalle, Inc.	13,201	1,934,211

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Zacks Mid-Cap ETF (CZA)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Real Estate-(continued)
Mid-America Apartment Communities, Inc.	29,622	$4,117,162
PS Business Parks, Inc.	7,050	1,272,878
STORE Capital Corp.	59,953	2,428,096
Sun Communities, Inc.	23,593	3,837,401
UDR, Inc.	76,318	3,834,979

		43,615,025

Utilities-6.26%
AES Corp. (The)	173,227	2,953,520
Avangrid, Inc.	80,147	4,011,357
Brookfield Infrastructure Partners L.P. (Canada)	72,895	3,657,142
Fortis, Inc. (Canada)	113,317	4,710,588
MDU Resources Group, Inc.	51,580	1,490,146
Portland General Electric Co.	23,279	1,324,110

		18,146,863

Total Common Stocks & Other Equity Interests (Cost $266,160,640)		289,710,973

Money Market Funds-0.23%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(d) (Cost $662,795)	662,795	662,795

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $266,823,435)		290,373,768

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	18,355	$18,355
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(d)(e)	5,919	5,921

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,276)		24,276

TOTAL INVESTMENTS IN SECURITIES-100.13% (Cost $266,847,711)		290,398,044
OTHER ASSETS LESS LIABILITIES-(0.13)%		(379,068)

NET ASSETS-100.00%		$290,018,976

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2019.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Zacks Mid-Cap ETF (CZA)–(continued)

October 31, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019

Financials	29.59

Real Estate	15.04

Industrials	12.48

Information Technology	10.68

Consumer Discretionary	7.99

Materials	7.23

Health Care	6.33

Utilities	6.26

Energy	3.10

Consumer Staples	1.19

Money Market Funds Plus Other Assets Less Liabilities	0.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Zacks Multi-Asset Income ETF (CVY)

October 31, 2019

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-81.26%
Communication Services-2.31%
Mobile TeleSystems PJSC, ADR (Russia)	246,250	$2,203,937
SK Telecom Co., Ltd., ADR (South Korea)	63,295	1,458,950
Telecom Argentina S.A., ADR (Argentina)	127,549	1,147,941

		4,810,828

Consumer Discretionary-7.46%
Dana, Inc.	164,683	2,672,805
Dick’s Sporting Goods, Inc.	18,899	735,738
General Motors Co.	53,805	1,999,394
M.D.C. Holdings, Inc.	17,470	676,264
Magna International, Inc. (Canada)	39,897	2,145,262
Office Depot, Inc.	1,029,653	2,121,085
Penske Automotive Group, Inc.	30,517	1,486,788
Ralph Lauren Corp.	7,491	719,585
Tupperware Brands Corp.	159,733	1,538,229
Whirlpool Corp.	9,543	1,451,681

		15,546,831

Consumer Staples-0.68%
Walgreens Boots Alliance, Inc.	25,876	1,417,487

Energy-15.08%
Berry Petroleum Corp.	82,338	773,154
BP Midstream Partners L.P.(b)	116,641	1,720,455
Crestwood Equity Partners L.P	38,196	1,380,403
Delek US Holdings, Inc.	61,976	2,475,941
Eni S.p.A., ADR (Italy)	31,399	951,076
Enterprise Products Partners L.P	41,385	1,077,251
Genesis Energy, L.P	101,260	2,042,414
HollyFrontier Corp.	44,702	2,455,928
Magellan Midstream Partners, L.P	17,408	1,084,867
Marathon Petroleum Corp.	14,113	902,526
NGL Energy Partners L.P	182,051	2,048,074
NuStar Energy L.P	62,077	1,729,465
Peabody Energy Corp.	111,124	1,170,136
Phillips 66	6,770	790,871
Phillips 66 Partners L.P	22,601	1,263,170
Plains All American Pipeline, L.P	59,453	1,077,883
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	21,305	1,235,051
Solaris Oilfield Infrastructure, Inc., Class A(b)	150,543	1,601,777
TOTAL S.A., ADR (France)	20,482	1,077,968
Transportadora de Gas del Sur S.A., Class B, ADR (Argentina)	242,569	1,833,822
USA Compression Partners L.P	155,613	2,749,682

		31,441,914

Financials-25.77%
Ameriprise Financial, Inc.	15,410	2,325,215
Associated Banc-Corp.	34,175	687,259
AXA Equitable Holdings, Inc.	97,244	2,100,470
Banco Bilbao Vizcaya Argentaria S.A., ADR (Spain)(b)	260,800	1,363,984
Banco Macro S.A., ADR (Argentina)	71,414	1,635,381
Banco Santander S.A., ADR (Spain)(b)	284,343	1,125,998
Bank of New York Mellon Corp. (The)	31,247	1,460,797
Bank OZK	51,992	1,458,895
Banner Corp.	12,373	667,895
Cadence BanCorp	43,170	663,955

	Shares	Value
Financials-(continued)
Cathay General Bancorp	19,982	$710,760
CIT Group, Inc.	30,988	1,329,075
Citigroup, Inc.	31,300	2,249,218
Citizens Financial Group, Inc.	20,062	705,380
CNO Financial Group, Inc.	136,984	2,143,800
Comerica, Inc.	10,882	711,900
Credicorp Ltd. (Peru)	6,360	1,361,294
Evercore, Inc., Class A	25,436	1,873,107
Fifth Third Bancorp	25,287	735,346
First Merchants Corp.	18,378	726,850
First Midwest Bancorp, Inc.	69,091	1,419,129
Hancock Whitney Corp.	56,800	2,215,200
Home BancShares, Inc.	74,914	1,384,411
HSBC Holdings PLC, ADR (United Kingdom)(b)	31,845	1,203,423
ING Groep N.V., ADR (Netherlands)	100,158	1,134,790
International Bancshares Corp.	37,057	1,517,855
JPMorgan Chase & Co.	6,049	755,641
Lloyds Banking Group PLC, ADR (United Kingdom)(b)	391,861	1,136,397
MetLife, Inc.	29,173	1,365,005
Morgan Stanley	32,157	1,480,830
Navient Corp.	103,861	1,430,166
PNC Financial Services Group, Inc. (The)	5,153	755,945
Prudential Financial, Inc.	8,172	744,796
Redwood Trust, Inc.	22,985	375,575
Santander Consumer USA Holdings, Inc.	50,218	1,259,467
Starwood Property Trust, Inc.	57,368	1,411,253
State Street Corp.	25,902	1,711,345
Synovus Financial Corp.	37,196	1,259,829
TCF Financial Corp.	17,446	690,687
Unum Group.	76,706	2,112,483
Wells Fargo & Co.	14,296	738,102
Zions Bancorp. N.A.	32,402	1,570,525

		53,709,433

Health Care-1.05%
Cardinal Health, Inc.	15,258	754,508
CVS Health Corp.	21,618	1,435,219

		2,189,727

Industrials-4.06%
Caterpillar, Inc.	11,284	1,554,935
Cummins, Inc.	8,961	1,545,593
GrafTech International Ltd.(b)	169,994	2,053,528
Knoll, Inc.	28,729	768,214
Pitney Bowes, Inc.	579,201	2,548,484

		8,470,754

Information Technology-2.44%
HP, Inc.	72,169	1,253,576
Xerox Holdings Corp.	70,223	2,382,666
Xperi Corp.	71,722	1,456,315

		5,092,557

Materials-9.00%
Cabot Corp.	16,862	735,015
Chemours Co. (The)	156,061	2,560,961
Cia Siderurgica Nacional S.A., ADR (Brazil)	296,678	866,300
Cleveland-Cliffs, Inc.(b)	255,072	1,844,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Zacks Multi-Asset Income ETF (CVY)–(continued)

October 31, 2019

(Unaudited)

	Shares	Value
Materials-(continued)
Commercial Metals Co.	128,908	$2,491,792
Domtar Corp.	20,062	730,056
Eastman Chemical Co.	10,394	790,360
Huntsman Corp.	68,977	1,526,461
Methanex Corp. (Canada)	20,833	790,196
Nucor Corp.	41,407	2,229,767
Schnitzer Steel Industries, Inc., Class A	90,389	1,928,901
Steel Dynamics, Inc.	74,521	2,262,457

		18,756,436

Real Estate-10.94%
Brixmor Property Group, Inc.	106,384	2,342,576
Corporate Office Properties Trust	32,259	956,157
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,717	379,730
Kimco Realty Corp.	105,976	2,284,842
Lamar Advertising Co., Class A	13,287	1,063,093
Newmark Group, Inc., Class A	228,958	2,431,534
Outfront Media, Inc.	43,606	1,147,274
RMR Group, Inc. (The), Class A	28,995	1,403,358
SITE Centers Corp.	48,375	751,264
Spirit Realty Capital, Inc.	41,215	2,054,155
STAG Industrial, Inc.	45,408	1,409,464
VEREIT, Inc.	203,258	2,000,059
Welltower, Inc.	21,706	1,968,517
WP Carey, Inc.	21,850	2,011,511
Xenia Hotels & Resorts, Inc.	28,040	590,242

		22,793,776

Utilities-2.47%
Brookfield Renewable Partners L.P. (Canada)	28,540	1,214,092
Enel Americas S.A., ADR (Chile)	191,026	1,826,208
Suburban Propane Partners L.P.(b)	87,065	2,106,973

		5,147,273

Total Common Stocks & Other Equity Interests (Cost $162,019,203)		169,377,016

Closed-End Funds-9.28%
AllianceBernstein Global High Income Fund, Inc.	131,819	1,577,873
Ares Dynamic Credit Allocation Fund, Inc.(b)	63,603	920,971
Barings Global Short Duration High Yield Fund	53,289	931,492
BlackRock Multi-Sector Income Trust	92,710	1,589,977
Blackstone/GSO Strategic Credit Fund(b)	147,353	2,015,789
First Trust Intermediate Duration Preferred & Income Fund	90,806	2,185,700
KKR Income Opportunities Fund	83,910	1,291,375
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	150,508	1,046,031
NexPoint Strategic Opportunities Fund	44,400	732,156
Nuveen Global High Income Fund	55,784	875,809
Nuveen Preferred & Income Opportunities Fund	59,865	602,841
Nuveen Preferred & Income Term Fund	23,772	594,062
PGIM Global High Yield Fund, Inc.(b)	38,060	548,064
PGIM High Yield Bond Fund, Inc.	42,123	627,211
Templeton Emerging Markets Income Fund	71,132	643,745
Wells Fargo Income Opportunities Fund	105,873	867,100
Wells Fargo Multi-Sector Income Fund	42,405	537,271
Western Asset Global High Income Fund, Inc.	51,163	501,397

	Shares	Value
Western Asset High Income Fund II, Inc.	81,041	$545,406
Western Asset High Yield Defined Opportunity Fund, Inc.	46,394	714,004

Total Closed-End Funds (Cost $19,170,632)		19,348,274

Preferred Stocks-9.20%
Financials-7.51%
Brighthouse Financial, Inc., Series A, Pfd., 6.60%	36,548	1,019,324
Citigroup, Inc., Series K, Pfd., 6.88%	43,997	1,245,115
Highland Income Fund, Series A, Pfd., 5.38%(b)	66,305	1,670,223
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	75,715	2,157,120
KeyCorp, Series G, Pfd., 5.63%	58,021	1,554,963
PNC Financial Services Group, Inc. (The), Series P, Pfd., 6.13%	49,763	1,353,056
Synovus Financial Corp., Series E, Pfd., 5.88%	51,969	1,374,060
U.S. Bancorp, Series F, Pfd., 6.50%	54,999	1,504,773
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	1,451	2,190,285
Wells Fargo & Co., Series Q, Pfd., 5.85%	59,037	1,589,866

		15,658,785

Utilities-1.69%
SCE Trust VI, Pfd., 5.00%	89,330	1,997,419
Spire, Inc., Series A, Pfd., 5.90%	56,518	1,529,377

		3,526,796

Total Preferred Stocks (Cost $18,780,966)		19,185,581

Money Market Funds-0.12%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.67%(c) (Cost $260,896)	260,896	260,896

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $200,231,697)		208,171,767

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.67%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d)	5,730,574	5,730,574
Invesco Liquid Assets Portfolio, Institutional Class, 1.90%(c)(d)	1,909,428	1,910,191

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,640,653)		7,640,765

TOTAL INVESTMENTS IN SECURITIES-103.53% (Cost $207,872,350)		215,812,532
OTHER ASSETS LESS LIABILITIES-(3.53)%		(7,367,574)

NET ASSETS-100.00%		$208,444,958

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Zacks Multi-Asset Income ETF (CVY)–(continued)

October 31, 2019

(Unaudited)

Investment Abbreviations:

ADR	-American Depositary Receipt
Conv.	-Convertible
Pfd. -Preferred

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2019
Financials	33.28
Energy	15.08
Real Estate	10.94
Closed-End Funds	9.28
Materials	9.00
Consumer Discretionary	7.46
Utilities	4.16
Industrials	4.06
Sector Types Each Less Than 3%	6.48
Money Market Funds Plus Other Assets Less Liabilities	0.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

(This Page Intentionally Left Blank)

31

Statements of Assets and Liabilities

October 31, 2019

(Unaudited)

	Invesco Dynamic Large Cap Growth ETF (PWB)	Invesco Dynamic Large Cap Value ETF (PWV)	Invesco S&P 100 Equal Weight ETF (EQWL)	Invesco S&P 500 GARP ETF (SPGP)
Assets:
Unaffiliated investments in securities, at value(a)	$698,089,567	$973,061,290	$61,217,446	$290,832,559
Affiliated investments in securities, at value	385,500	-	87,501	275,014
Receivable for:
Dividends	343,420	1,829,885	98,278	150,784
Securities lending	-	-	-	-
Investments sold	4,847,736	1,973,968	-	-
Fund shares sold	-	-	-	8,893,742
Expenses absorbed	-	-	-	-
Foreign tax reclaims	24,999	-	-	-
Other assets	429	2,235	820	1,446

Total assets	703,691,651	976,867,378	61,404,045	300,153,545

Liabilities:
Due to custodian	-	185,552	-	-
Payable for:
Investments purchased	-	-	-	8,887,624
Collateral upon return of securities loaned	-	-	-	-
Fund shares repurchased	4,848,359	1,975,149	-	-
Accrued advisory fees	301,210	398,285	4,560	62,985
Accrued trustees’ and officer’s fees	70,630	99,573	34,836	31,553
Accrued expenses	307,815	480,450	95,689	150,218

Total liabilities	5,528,014	3,139,009	135,085	9,132,380

Net Assets	$698,163,637	$973,728,369	$61,268,960	$291,021,165

Net assets consist of:
Shares of beneficial interest	$750,003,948	$1,233,013,011	$53,227,742	$271,602,170
Distributable earnings (loss)	(51,840,311)	(259,284,642)	8,041,218	19,418,995

Net Assets	$698,163,637	$973,728,369	$61,268,960	$291,021,165

Shares outstanding (unlimited amount authorized, $0.01 par value)	14,400,000	24,800,000	1,050,000	4,950,000
Net asset value	$48.48	$39.26	$58.35	$58.79

Market price	$48.37	$39.23	$58.27	$58.74

Unaffiliated investments in securities, at cost	$644,211,631	$913,352,667	$55,739,899	$277,165,723

Affiliated investments in securities, at cost	$385,500	$-	$87,501	$275,014

(a)Includes securities on loan with an aggregate value of:	$-	$-	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P MidCap Momentum ETF (XMMO)	Invesco S&P MidCap Quality ETF (XMHQ)	Invesco S&P MidCap Value with Momentum ETF (XMVM)	Invesco S&P SmallCap Momentum ETF (XSMO)	Invesco S&P SmallCap Value with Momentum ETF (XSVM)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)

$53,001,081	$593,368,093	$25,366,335	$51,812,779	$79,302,431	$74,903,561	$289,710,973	$207,910,871
99,895	12,057,782	517,310	2,816,468	1,334,318	3,819,388	687,071	7,901,661

51,025	451,114	14,300	18,006	9,763	43,025	157,775	511,999
-	524	1,037	16,475	1,584	1,285	411	5,562
-	-	-	-	-	-	-	236,228
-	2,956,508	-	-	-	-	-	-
-	-	1,857	-	-	-	-	-
-	-	-	-	-	-	-	31,413
991	8,687	164	820	820	820	-	-

53,152,992	608,842,708	25,901,003	54,664,548	80,648,916	78,768,079	290,556,230	216,597,734

-	-	-	-	-	-	-	8,958

-	2,954,862	-	-	-	-	-	-
-	11,554,055	416,851	2,711,080	467,504	3,700,022	24,276	7,640,653
-	-	-	-	-	-	-	-
8,869	140,493	-	8,735	17,648	14,936	112,984	85,662
26,672	48,989	33,521	36,393	35,334	38,793	6,080	5,937
98,332	208,126	77,686	80,733	95,359	96,367	393,914	411,566

133,873	14,906,525	528,058	2,836,941	615,845	3,850,118	537,254	8,152,776

$53,019,119	$593,936,183	$25,372,945	$51,827,607	$80,033,071	$74,917,961	$290,018,976	$208,444,958

$51,821,654	$553,129,239	$25,964,978	$61,176,089	$94,821,284	$94,327,292	$316,295,149	$608,207,198
1,197,465	40,806,944	(592,033)	(9,348,482)	(14,788,213)	(19,409,331)	(26,276,173)	(399,762,240)

$53,019,119	$593,936,183	$25,372,945	$51,827,607	$80,033,071	$74,917,961	$290,018,976	$208,444,958

1,300,000	10,050,000	500,000	1,550,000	2,100,000	2,400,000	3,950,000	9,300,800
$40.78	$59.10	$50.75	$33.44	$38.11	$31.22	$73.42	$22.41

$40.73	$59.09	$50.70	$33.40	$38.00	$31.18	$73.52	$22.39

$51,399,142	$579,604,262	$24,569,107	$49,825,860	$76,108,924	$69,775,969	$266,160,640	$199,970,801

$99,895	$12,057,782	$517,310	$2,816,435	$1,332,033	$3,819,339	$687,071	$7,901,549

$-	$11,367,189	$402,785	$2,555,572	$478,496	$3,509,171	$23,706	$7,329,325

33

Statements of Operations

For the six months ended October 31, 2019

(Unaudited)

	Invesco Dynamic Large Cap Growth ETF (PWB)	Invesco Dynamic Large Cap Value ETF (PWV)	Invesco S&P 100 Equal Weight ETF (EQWL)	Invesco S&P 500 GARP ETF (SPGP)
Investment income:
Unaffiliated dividend income	$3,350,417	$13,704,749	$768,743	$1,657,518
Affiliated dividend income	3,107	8,452	1,161	1,670
Securities lending income	-	489	118	2,443
Foreign withholding tax	-	-	(105)	-

Total investment income	3,353,524	13,713,690	769,917	1,661,631

Expenses:
Advisory fees	1,888,666	2,409,325	75,155	373,208
Sub-licensing fees	113,339	144,585	6,463	29,253
Accounting & administration fees	31,950	60,390	14,580	19,471
Professional fees	15,237	18,668	12,753	13,375
Custodian & transfer agent fees	4,678	23,313	3,549	2,687
Trustees’ and officer’s fees	7,607	9,659	3,761	4,637
Recapture (Note 3)	-	-	-	-
Proxy fees	10,652	12,170	5,379	6,834
Other expenses	22,364	41,220	8,604	10,447

Total expenses	2,094,493	2,719,330	130,244	459,912

Less: Waivers	(275)	(827)	(49,811)	(158)

Net expenses	2,094,218	2,718,503	80,433	459,754

Net investment income	1,259,306	10,995,187	689,484	1,201,877

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(32,458,564)	(2,243,061)	(590,787)	(1,140,196)
Affiliated investment securities	-	-	-	-
Unaffiliated in-kind redemptions	24,201,838	40,485,558	5,566,180	21,952,416
Affiliated in-kind redemptions	-	-	-	-

Net realized gain (loss)	(8,256,726)	38,242,497	4,975,393	20,812,220

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	4,753,581	25,632,732	(3,260,701)	(5,430,205)
Affiliated investment securities	-	-	-	-

Change in unrealized appreciation (depreciation)	4,753,581	25,632,732	(3,260,701)	(5,430,205)

Net realized and unrealized gain (loss)	(3,503,145)	63,875,229	1,714,692	15,382,015

Net increase (decrease) in net assets resulting from operations	$(2,243,839)	$74,870,416	$2,404,176	$16,583,892

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P MidCap Momentum ETF (XMMO)	Invesco S&P MidCap Quality ETF (XMHQ)	Invesco S&P MidCap Value with Momentum ETF (XMVM)	Invesco S&P SmallCap Momentum ETF (XSMO)	Invesco S&P SmallCap Value with Momentum ETF (XSVM)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)

$764,687	$3,746,438	$200,756	$454,035	$433,656	$649,788	$2,871,357	$4,957,332
1,377	5,711	1,443	4,921	21,866	1,433	3,664	2,932
6	7,710	6,951	75,355	69,120	19,650	14,095	36,019
-	-	(510)	-	(787)	(502)	(49,762)	(68,150)

766,070	3,759,859	208,640	534,311	523,855	670,369	2,839,354	4,928,133

83,788	910,659	31,608	73,228	121,282	109,529	688,713	540,019
6,737	80,620	2,454	5,147	10,693	7,744	194,579	149,848
16,023	16,910	13,344	14,150	14,127	14,952	24,516	26,810
12,896	13,361	12,587	12,652	12,739	12,927	14,089	14,246
4,110	1,736	8,824	3,013	5,787	6,633	15,947	21,975
3,668	6,528	3,568	3,740	3,887	3,914	4,691	4,499
-	21,413	-	-	-	-	-	-
5,412	9,835	5,118	5,305	5,531	5,486	7,009	6,578
9,163	11,023	7,620	9,110	8,708	9,918	17,762	19,692

141,797	1,072,085	85,123	126,345	182,754	171,103	967,306	783,667

(23,828)	(508)	(48,504)	(22,667)	(14,260)	(18,439)	(65,282)	(75,340)

117,969	1,071,577	36,619	103,678	168,494	152,664	902,024	708,327

648,101	2,688,282	172,021	430,633	355,361	517,705	1,937,330	4,219,806

(3,036,301)	(27,078,230)	(706,461)	(2,574,463)	(14,509,729)	(8,907,865)	(7,793,171)	(2,730,498)
-	-	(6,795)	(77,044)	9	7,815	-	-
7,821,874	77,260,730	4,031,880	4,572,802	11,251,849	5,625,579	15,356,266	796,290
-	-	-	614	576	-	-	-

4,785,573	50,182,500	3,318,624	1,921,909	(3,257,295)	(3,274,471)	7,563,095	(1,934,208)

(3,995,917)	(54,898,949)	(3,212,139)	(118,376)	4,250,829	5,259,826	(328,172)	2,583,477
-	-	5,973	61,495	2,285	(7,041)	-	112

(3,995,917)	(54,898,949)	(3,206,166)	(56,881)	4,253,114	5,252,785	(328,172)	2,583,589

789,656	(4,716,449)	112,458	1,865,028	995,819	1,978,314	7,234,923	649,381

$1,437,757	$(2,028,167)	$284,479	$2,295,661	$1,351,180	$2,496,019	$9,172,253	$4,869,187

35

Statements of Changes in Net Assets

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco Dynamic Large Cap Growth ETF (PWB)		Invesco Dynamic Large Cap Value ETF (PWV)
	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019
Operations:
Net investment income	$1,259,306	$7,001,660	$10,995,187	$29,172,858
Net realized gain (loss)	(8,256,726)	105,973,106	38,242,497	13,398,749
Change in net unrealized appreciation (depreciation)	4,753,581	(35,132,757)	25,632,732	(6,337,818)

Net increase (decrease) in net assets resulting from operations	(2,243,839)	77,842,009	74,870,416	36,233,789

Distributions to Shareholders from:
Distributable earnings	(2,596,915)	(6,443,887)	(10,571,994)	(30,425,316)

Shareholder Transactions:
Proceeds from shares sold	147,299,863	1,092,157,365	326,953,251	1,132,813,955
Value of shares repurchased	(202,352,039)	(975,214,347)	(458,885,305)	(1,470,780,669)

Net increase (decrease) in net assets resulting from share transactions	(55,052,176)	116,943,018	(131,932,054)	(337,966,714)

Net increase (decrease) in net assets	(59,892,930)	188,341,140	(67,633,632)	(332,158,241)

Net assets:
Beginning of period	758,056,567	569,715,427	1,041,362,001	1,373,520,242

End of period	$698,163,637	$758,056,567	$973,728,369	$1,041,362,001

Changes in Shares Outstanding:
Shares sold	3,000,000	23,450,000	8,850,000	30,700,000
Shares repurchased	(4,150,000)	(21,050,000)	(12,400,000)	(40,400,000)
Shares outstanding, beginning of period	15,550,000	13,150,000	28,350,000	38,050,000

Shares outstanding, end of period	14,400,000	15,550,000	24,800,000	28,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P 100 Equal Weight ETF (EQWL)		Invesco S&P 500 GARP ETF (SPGP)		Invesco S&P 500 Value with Momentum ETF (SPVM)
Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019

$689,484	$1,294,737	$1,201,877	$2,317,449	$648,101	$2,730,514
4,975,393	2,149,351	20,812,220	64,597,541	4,785,573	6,205,794
(3,260,701)	2,515,237	(5,430,205)	(28,437,893)	(3,995,917)	(688,220)

2,404,176	5,959,325	16,583,892	38,477,097	1,437,757	8,248,088

(676,127)	(1,304,748)	(1,388,106)	(2,249,583)	(810,496)	(2,896,174)

25,467,756	7,797,449	294,944,202	185,270,437	33,914,188	37,879,375
(25,675,571)	(12,935,448)	(248,206,932)	(200,765,120)	(77,531,447)	(51,760,892)

(207,815)	(5,137,999)	46,737,270	(15,494,683)	(43,617,259)	(13,881,517)

1,520,234	(483,422)	61,933,056	20,732,831	(42,989,998)	(8,529,603)

59,748,726	60,232,148	229,088,109	208,355,278	96,009,117	104,538,720

$61,268,960	$59,748,726	$291,021,165	$229,088,109	$53,019,119	$96,009,117

450,000	150,000	5,300,000	3,550,000	850,000	1,000,000
(450,000)	(250,000)	(4,500,000)	(3,750,000)	(1,950,000)	(1,350,000)
1,050,000	1,150,000	4,150,000	4,350,000	2,400,000	2,750,000

1,050,000	1,050,000	4,950,000	4,150,000	1,300,000	2,400,000

37

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco S&P MidCap Momentum ETF (XMMO)		Invesco S&P MidCap Quality ETF (XMHQ)
	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019
Operations:
Net investment income	$2,688,282	$361,214	$172,021	$330,122
Net realized gain (loss)	50,182,500	30,078,199	3,318,624	134,306
Change in net unrealized appreciation (depreciation)	(54,898,949)	48,819,462	(3,206,166)	1,534,003

Net increase (decrease) in net assets resulting from operations	(2,028,167)	79,258,875	284,479	1,998,431

Distributions to Shareholders from:
Distributable earnings	(1,884,564)	(462,502)	(190,760)	(332,865)

Shareholder Transactions:
Proceeds from shares sold	673,028,038	563,499,131	17,310,003	4,602,453
Value of shares repurchased	(701,078,008)	(148,655,440)	(17,403,066)	(4,540,537)

Net increase (decrease) in net assets resulting from share transactions	(28,049,970)	414,843,691	(93,063)	61,916

Net increase (decrease) in net assets	(31,962,701)	493,640,064	656	1,727,482

Net assets:
Beginning of period	625,898,884	132,258,820	25,372,289	23,644,807

End of period	$593,936,183	$625,898,884	$25,372,945	$25,372,289

Changes in Shares Outstanding:
Shares sold	11,350,000	10,700,000	350,000	100,000
Shares repurchased	(11,900,000)	(3,000,000)	(350,000)	(100,000)
Shares outstanding, beginning of period	10,600,000	2,900,000	500,000	500,000

Shares outstanding, end of period	10,050,000	10,600,000	500,000	500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P MidCap Value with Momentum ETF (XMVM)		Invesco S&P SmallCap Momentum ETF (XSMO)		Invesco S&P SmallCap Value with Momentum ETF (XSVM)
Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019

$430,633	$1,318,181	$355,361	$295,957	$517,705	$1,400,869
1,921,909	1,111,056	(3,257,295)	10,609,298	(3,274,471)	5,829,672
(56,881)	1,644,497	4,253,114	(8,272,119)	5,252,785	(4,276,176)

2,295,661	4,073,734	1,351,180	2,633,136	2,496,019	2,954,365

(614,482)	(1,232,093)	(283,865)	(300,605)	(595,535)	(1,557,211)

34,001,064	22,829,725	45,434,852	95,646,223	24,810,315	35,535,262
(35,663,353)	(19,891,008)	(55,963,605)	(56,698,990)	(30,586,480)	(31,021,428)

(1,662,289)	2,938,717	(10,528,753)	38,947,233	(5,776,165)	4,513,834

18,890	5,780,358	(9,461,438)	41,279,764	(3,875,681)	5,910,988

51,808,717	46,028,359	89,494,509	48,214,745	78,793,642	72,882,654

$51,827,607	$51,808,717	$80,033,071	$89,494,509	$74,917,961	$78,793,642

1,050,000	750,000	1,200,000	2,550,000	850,000	1,150,000
(1,100,000)	(650,000)	(1,500,000)	(1,600,000)	(1,050,000)	(950,000)
1,600,000	1,500,000	2,400,000	1,450,000	2,600,000	2,400,000

1,550,000	1,600,000	2,100,000	2,400,000	2,400,000	2,600,000

39

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2019 and the year ended April 30, 2019

(Unaudited)

	Invesco Zacks Mid-Cap ETF (CZA)		Invesco Zacks Multi-Asset Income ETF (CVY)
	Six Months Ended October 31, 2019	Year Ended April 30, 2019	Six Months Ended October 31, 2019	Year Ended April 30, 2019
Operations:
Net investment income	$1,937,330	$3,453,963	$4,219,806	$9,727,257
Net realized gain (loss)	7,563,095	10,626,641	(1,934,208)	(434,277)
Change in net unrealized appreciation (depreciation)	(328,172)	12,178,808	2,583,589	1,699,362

Net increase in net assets resulting from operations	9,172,253	26,259,412	4,869,187	10,992,342

Distributions to Shareholders from:
Distributable earnings	-	(2,835,826)	(3,768,224)	(9,787,271)

Shareholder Transactions:
Proceeds from shares sold	154,752,413	255,472,076	-	300,491,601
Value of shares repurchased	(138,924,304)	(269,461,073)	(21,876,317)	(358,936,477)

Net increase (decrease) in net assets resulting from share transactions	15,828,109	(13,988,997)	(21,876,317)	(58,444,876)

Net increase (decrease) in net assets	25,000,362	9,434,589	(20,775,354)	(57,239,805)

Net assets:
Beginning of period	265,018,614	255,584,025	229,220,312	286,460,117

End of period	$290,018,976	$265,018,614	$208,444,958	$229,220,312

Changes in Shares Outstanding:
Shares sold	2,150,000	3,800,000	-	13,550,000
Shares repurchased	(1,950,000)	(4,000,000)	(1,000,000)	(16,350,000)
Shares outstanding, beginning of period	3,750,000	3,950,000	10,300,800	13,100,800

Shares outstanding, end of period	3,950,000	3,750,000	9,300,800	10,300,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights

Invesco Dynamic Large Cap Growth ETF (PWB)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,

			2019	2018	2017	2016	2015

Per Share Operating Performance:
Net asset value at beginning of period	$48.75		$43.32	$35.00	$30.82	$30.19	$25.62
Net investment income(a)	0.08		0.48	0.27	0.24	0.19	0.18
Net realized and unrealized gain (loss) on investments	(0.18)		5.39	8.32	4.19	0.62	4.56
Total from investment operations	(0.10)		5.87	8.59	4.43	0.81	4.74
Distributions to shareholders from:
Net investment income	(0.17)		(0.44)	(0.27)	(0.25)	(0.18)	(0.17)
Net asset value at end of period	$48.48		$48.75	$43.32	$35.00	$30.82	$30.19
Market price at end of period(b)	$48.37		$48.77	$43.38	$35.02	$30.81	$30.17
Net Asset Value Total Return(c)	(0.21)%		13.69%	24.63%	14.46%	2.70%	18.52%
Market Price Total Return(c)	(0.48)%		13.57%	24.73%	14.57%	2.73%	18.44%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$698,164		$758,057	$569,715	$441,053	$443,752	$327,579
Ratio to average net assets of:
Expenses, after Waivers	0.55	%(d)	0.55%	0.57%	0.57%	0.57%	0.58%
Expenses, prior to Waivers	0.55	%(d)	0.55%	0.57%	0.57%	0.57%	0.58%
Net investment income	0.33	%(d)	1.06%	0.68%	0.74%	0.64%	0.63%
Portfolio turnover rate(e)	92%		181%	119%	116%	97%	143%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights–(continued)

Invesco Dynamic Large Cap Value ETF (PWV)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,

			2019	2018	2017	2016	2015

Per Share Operating Performance:
Net asset value at beginning of period	$36.73		$36.10	$35.26	$30.01	$31.43	$29.51

Net investment income(a)	0.43		0.84	0.73	0.67	0.73	0.64
Net realized and unrealized gain (loss) on investments	2.51		0.68	0.83	5.28	(1.43)	1.88

Total from investment operations	2.94		1.52	1.56	5.95	(0.70)	2.52

Distributions to shareholders from:
Net investment income	(0.41)		(0.89)	(0.72)	(0.70)	(0.72)	(0.60)

Net asset value at end of period	$39.26		$36.73	$36.10	$35.26	$30.01	$31.43

Market price at end of period(b)	$39.23		$36.74	$36.13	$35.27	$30.00	$31.42

Net Asset Value Total Return(c)	8.07%		4.32%	4.39%	20.06%	(2.17)%	8.56%
Market Price Total Return(c)	7.95%		4.26%	4.44%	20.14%	(2.18)%	8.60%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$973,728		$1,041,362	$1,373,520	$1,256,973	$975,299	$1,087,343
Ratio to average net assets of:
Expenses, after Waivers	0.56	%(d)	0.55%	0.56%	0.56%	0.57%	0.57%
Expenses, prior to Waivers	0.56	%(d)	0.55%	0.56%	0.56%	0.57%	0.57%
Net investment income	2.28	%(d)	2.33%	1.96%	2.04%	2.44%	2.10%
Portfolio turnover rate(e)	84%		189%	128%	118%	98%	82%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights–(continued)

Invesco S&P 100 Equal Weight ETF (EQWL)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,

			2019	2018	2017	2016	2015

Per Share Operating Performance:
Net asset value at beginning of period	$56.90		$52.38	$46.71	$39.77	$40.24	$37.06
Net investment income(a)	0.65		1.14	0.88	0.74	0.78	0.75
Net realized and unrealized gain (loss) on investments	1.44		4.52	5.63	6.95	(0.48)	3.14
Total from investment operations	2.09		5.66	6.51	7.69	0.30	3.89
Distributions to shareholders from:
Net investment income	(0.64)		(1.14)	(0.84)	(0.75)	(0.77)	(0.71)
Net asset value at end of period	$58.35		$56.90	$52.38	$46.71	$39.77	$40.24
Market price at end of period(b)	$58.27		$56.91	$52.42	$46.75	$39.73	$40.21
Net Asset Value Total Return(c)	3.71%		11.04%	14.02%	19.58%	0.81%	10.52%
Market Price Total Return(c)	3.55%		10.98%	14.01%	19.80%	0.78%	10.38%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$61,269		$59,749	$60,232	$39,703	$33,805	$42,249
Ratio to average net assets of:
Expenses, after Waivers	0.26	%(d)	0.25%	0.25%	0.25%	0.26%	0.39%
Expenses, prior to Waivers	0.42	%(d)	0.41%	0.47%	0.54%	0.54%	0.57%
Net investment income	2.30	%(d)	2.13%	1.74%	1.74%	1.99%	1.92%
Portfolio turnover rate(e)	39%		24%	32%	27%	101%	3%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six months ended October 31, 2019 and the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights–(continued)

Invesco S&P 500 GARP ETF (SPGP)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,

			2019	2018	2017	2016	2015

Per Share Operating Performance:
Net asset value at beginning of period	$55.20		$47.90	$38.49	$32.92	$33.84	$29.53
Net investment income(a)	0.26		0.47	0.35	0.29	0.28	0.55
Net realized and unrealized gain (loss) on investments	3.64		7.29	9.38	5.61	(0.91)	4.29
Total from investment operations	3.90		7.76	9.73	5.90	(0.63)	4.84
Distributions to shareholders from:
Net investment income	(0.31)		(0.46)	(0.32)	(0.33)	(0.29)	(0.53)
Net asset value at end of period	$58.79		$55.20	$47.90	$38.49	$32.92	$33.84
Market price at end of period(b)	$58.74		$55.18	$47.94	$38.50	$32.92	$33.82
Net Asset Value Total Return(c)	7.09%		16.35%	25.36%	18.06%	(1.89)%	16.49%
Market Price Total Return(c)	7.04%		16.20%	25.44%	18.09%	(1.83)%	16.46%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$291,021		$229,088	$208,355	$146,256	$151,415	$145,502
Ratio to average net assets of:
Expenses, after Waivers	0.35	%(d)	0.36%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.35	%(d)	0.36%	0.39%	0.39%	0.39%	0.43%
Net investment income	0.94	%(d)	0.92%	0.80%	0.84%	0.85%	1.73%
Portfolio turnover rate(e)	82%		17%	19%	30%	105%	2%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six months ended October 31, 2019 and the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights–(continued)

Invesco S&P 500 Value with Momentum ETF (SPVM)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,

			2019	2018	2017	2016	2015

Per Share Operating Performance:
Net asset value at beginning of period	$40.00		$38.01	$35.60	$29.58	$30.63	$29.40
Net investment income(a)	0.45		1.03	0.93	0.73	0.80	0.72
Net realized and unrealized gain (loss) on investments	0.87		2.06	2.28	6.13	(1.09)	1.16
Total from investment operations	1.32		3.09	3.21	6.86	(0.29)	1.88
Distributions to shareholders from:
Net investment income	(0.54)		(1.10)	(0.80)	(0.84)	(0.76)	(0.65)
Net asset value at end of period	$40.78		$40.00	$38.01	$35.60	$29.58	$30.63
Market price at end of period(b)	$40.73		$39.99	$38.03	$35.63	$29.55	$30.62
Net Asset Value Total Return(c)	3.34%		8.40%	9.07%	23.47%	(0.84)%	6.41%
Market Price Total Return(c)	3.24%		8.31%	9.04%	23.69%	(0.92)%	6.41%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$53,019		$96,009	$104,539	$74,770	$68,029	$41,348
Ratio to average net assets of:
Expenses, after Waivers	0.40	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.48	%(d)	0.41%	0.44%	0.46%	0.55%	0.62%
Net investment income	2.25	%(d)	2.70%	2.49%	2.23%	2.78%	2.37%
Portfolio turnover rate(e)	78%		32%	25%	28%	77%	2%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six months ended October 31, 2019 and the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Financial Highlights–(continued)

Invesco S&P MidCap Momentum ETF (XMMO)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,

			2019	2018	2017	2016	2015

Per Share Operating Performance:
Net asset value at beginning of period	$59.05		$45.61	$34.85	$29.14	$31.95	$30.02
Net investment income(a)	0.25		0.06	0.02	0.09	0.07	0.47
Net realized and unrealized gain (loss) on investments	(0.01)		13.47	10.79	5.70	(2.72)	1.92
Total from investment operations	0.24		13.53	10.81	5.79	(2.65)	2.39
Distributions to shareholders from:
Net investment income	(0.19)		(0.09)	(0.05)	(0.08)	(0.16)	(0.46)
Net asset value at end of period	$59.10		$59.05	$45.61	$34.85	$29.14	$31.95
Market price at end of period(b)	$59.09		$59.07	$45.71	$34.85	$29.12	$31.95
Net Asset Value Total Return(c)	0.42%		29.72%	31.05%	19.89%	(8.34)%	7.98%
Market Price Total Return(c)	0.36%		29.48%	31.34%	19.98%	(8.40)%	8.09%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$593,936		$625,899	$132,259	$67,967	$67,015	$87,870
Ratio to average net assets of:
Expenses, after Waivers	0.34	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.34	%(d)	0.39%	0.43%	0.46%	0.44%	0.46%
Net investment income	0.86	%(d)	0.12%	0.05%	0.30%	0.25%	1.51%
Portfolio turnover rate(e)	140%		30%	29%	49%	147%	3%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six months ended October 31, 2019 and the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights–(continued)

Invesco S&P MidCap Quality ETF (XMHQ)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,

			2019	2018	2017	2016	2015

Per Share Operating Performance:
Net asset value at beginning of period	$50.74		$47.29	$43.74	$38.93	$40.34	$36.31
Net investment income(a)	0.34		0.66	0.60	0.54	0.56	0.50
Net realized and unrealized gain (loss) on investments	0.05		3.46	3.53	4.86	(1.41)	4.03
Total from investment operations	0.39		4.12	4.13	5.40	(0.85)	4.53
Distributions to shareholders from:
Net investment income	(0.38)		(0.67)	(0.58)	(0.59)	(0.56)	(0.50)
Net asset value at end of period	$50.75		$50.74	$47.29	$43.74	$38.93	$40.34
Market price at end of period(b)	$50.70		$50.72	$47.30	$43.74	$38.89	$40.35
Net Asset Value Total Return(c)	0.78%		8.85%	9.50%	14.00%	(2.02)%	12.52%
Market Price Total Return(c)	0.73%		8.78%	9.52%	14.11%	(2.14)%	12.73%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$25,373		$25,372	$23,645	$26,242	$23,357	$34,292
Ratio to average net assets of:
Expenses, after Waivers	0.27	%(d)	0.25%	0.25%	0.25%	0.26%	0.39%
Expenses, prior to Waivers	0.65	%(d)	0.61%	0.66%	0.68%	0.69%	0.66%
Net investment income	1.38	%(d)	1.36%	1.31%	1.32%	1.50%	1.31%
Portfolio turnover rate(e)	98%		30%	28%	36%	135%	5%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.02%.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six months ended October 31, 2019 and the year ended April 30, 2019, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights–(continued)

Invesco S&P MidCap Value with Momentum ETF (XMVM)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,

			2019	2018	2017	2016		2015

Per Share Operating Performance:
Net asset value at beginning of period	$32.38		$30.69	$31.00	$27.22	$27.55		$25.88
Net investment income(a)	0.27		0.84	0.69	0.68	0.68		0.43
Net realized and unrealized gain (loss) on investments	1.19		1.64	(0.26)	3.80	(0.37)		1.63
Total from investment operations	1.46		2.48	0.43	4.48	0.31		2.06
Distributions to shareholders from:
Net investment income	(0.40)		(0.79)	(0.74)	(0.70)	(0.64)		(0.39)
Net asset value at end of period	$33.44		$32.38	$30.69	$31.00	$27.22		$27.55
Market price at end of period(b)	$33.40		$32.36	$30.69	$31.00	$27.21		$27.53
Net Asset Value Total Return(c)	4.56%		8.36%	1.39%	16.60%	1.35%		7.98%
Market Price Total Return(c)	4.50%		8.30%	1.39%	16.64%	1.39%		7.94%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$51,828		$51,809	$46,028	$68,203	$50,364		$52,338
Ratio to average net assets of:
Expenses, after Waivers	0.40	%(d)	0.39%	0.39%	0.39%	0.39	%(e)	0.39	%(e)
Expenses, prior to Waivers	0.49	%(d)	0.48%	0.51%	0.49%	0.54	%(e)	0.56	%(e)
Net investment income	1.72	%(d)	2.73%	2.24%	2.28%	2.62%		1.58%
Portfolio turnover rate(f)	91%		49%	52%	39%	131%		4%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six months ended October 31, 2019 and the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights–(continued)

Invesco S&P SmallCap Momentum ETF (XSMO)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,

			2019	2018	2017	2016		2015

Per Share Operating Performance:
Net asset value at beginning of period	$37.29		$33.25	$28.50	$23.23	$25.22		$23.90
Net investment income(a)	0.16		0.13	0.14	0.07	0.06		0.25
Net realized and unrealized gain (loss) on investments	0.79		4.04	4.75	5.27	(1.93)		1.39
Total from investment operations	0.95		4.17	4.89	5.34	(1.87)		1.64
Distributions to shareholders from:
Net investment income	(0.13)		(0.13)	(0.14)	(0.07)	(0.12)		(0.32)
Net asset value at end of period	$38.11		$37.29	$33.25	$28.50	$23.23		$25.22
Market price at end of period(b)	$38.00		$37.31	$33.31	$28.49	$23.26		$25.21
Net Asset Value Total Return(c)	2.56%		12.55%	17.18%	23.02%	(7.47)%		6.92%
Market Price Total Return(c)	2.20%		12.41%	17.43%	22.82%	(7.31)%		6.92%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$80,033		$89,495	$48,215	$34,195	$26,719		$32,791
Ratio to average net assets of:
Expenses, after Waivers	0.40	%(d)	0.39%	0.39%	0.39%	0.39	%(e)	0.39	%(e)
Expenses, prior to Waivers	0.43	%(d)	0.44%	0.59%	0.65%	0.67	%(e)	0.69	%(e)
Net investment income	0.86	%(d)	0.37%	0.47%	0.29%	0.27%		1.02%
Portfolio turnover rate(f)	131%		44%	43%	55%	144%		6%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six months ended October 31, 2019 and the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights–(continued)

Invesco S&P SmallCap Value with Momentum ETF (XSVM)

	Six Months Ended October 31, 2019 (Unaudited)		Years Ended April 30,

			2019	2018	2017	2016	2015

Per Share Operating Performance:
Net asset value at beginning of period	$30.31		$30.37	$29.27	$23.87	$25.75	$24.67
Net investment income(a)	0.20		0.58	0.63	0.52	0.63	0.42
Net realized and unrealized gain (loss) on investments	0.94		0.03	1.04	5.55	(1.91)	1.03
Total from investment operations	1.14		0.61	1.67	6.07	(1.28)	1.45
Distributions to shareholders from:
Net investment income	(0.23)		(0.67)	(0.57)	(0.67)	(0.60)	(0.37)
Net asset value at end of period	$31.22		$30.31	$30.37	$29.27	$23.87	$25.75
Market price at end of period(b)	$31.18		$30.30	$30.40	$29.26	$23.88	$25.75
Net Asset Value Total Return(c)	3.83%		2.13%	5.73%	25.64%	(4.93)%	5.91%
Market Price Total Return(c)	3.73%		2.00%	5.87%	25.54%	(4.90)%	5.87%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$74,918		$78,794	$72,883	$83,415	$59,668	$72,093
Ratio to average net assets of:
Expenses, after Waivers	0.40	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.45	%(d)	0.44%	0.46%	0.46%	0.50%	0.55%
Net investment income	1.38	%(d)	1.88%	2.12%	1.90%	2.67%	1.65%
Portfolio turnover rate(e)	83%		52%	56%	50%	137%	5%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six months ended October 31, 2019 and the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Financial Highlights–(continued)

Invesco Zacks Mid-Cap ETF (CZA)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019		Eight Months Ended April 30, 2018		Years Ended August 31,

							2017	2016	2015	2014

Per Share Operating Performance:
Net asset value at beginning of period	$70.67		$64.70		$61.60		$53.00	$49.05	$49.97	$40.44
Net investment income(a)	0.50		0.90		0.53		0.81	0.87	0.50	0.41
Net realized and unrealized gain (loss) on investments	2.25		5.82		3.29		8.81	3.73	(1.05)	9.58
Total from investment operations	2.75		6.72		3.82		9.62	4.60	(0.55)	9.99
Distributions to shareholders from:
Net investment income	-		(0.75)		(0.72)		(1.02)	(0.65)	(0.37)	(0.46)
Net asset value at end of period	$73.42		$70.67		$64.70		$61.60	$53.00	$49.05	$49.97
Market price at end of period	$73.52	(b)	$70.75	(b)	$64.75	(b)	$61.67	$52.94	$49.09	$50.04
Net Asset Value Total Return(c)	3.89%		10.68%		6.19%		18.40%	9.53%	(1.11)%	24.81%
Market Price Total Return(c)	3.91%		10.72%		6.14%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$290,019		$265,019		$255,584		$203,284	$143,100	$149,597	$132,428
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)(e)	0.65	%(d)	0.65	%(f)	0.65%	0.65%	0.65%	0.66%
Expenses, prior to Waivers	0.70	%(d)(e)	0.70	%(d)	0.74	%(f)	0.74%	0.74%	0.73%	0.73%
Net investment income	1.41	%(e)	1.36%		1.23	%(f)	1.43%	1.78%	1.01%	0.89%
Portfolio turnover rate(g)	67%		170%		136%		181%	172%	164%	175%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Financial Highlights–(continued)

Invesco Zacks Multi-Asset Income ETF (CVY)

	Six Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019		Eight Months Ended April 30, 2018		Years Ended August 31,

							2017	2016	2015	2014

Per Share Operating Performance:
Net asset value at beginning of period	$22.25		$21.87		$21.11		$19.75	$19.92	$26.06	$23.34
Net investment income(a)	0.43		0.81		0.49		0.80	0.87	1.30	1.38
Net realized and unrealized gain (loss) on investments	0.12		0.38		0.94		1.46	(0.06)	(6.10)	2.57
Total from investment operations	0.55		1.19		1.43		2.26	0.81	(4.80)	3.95
Distributions to shareholders from:
Net investment income	(0.39)		(0.81)		(0.59)		(0.60)	(0.98)	(1.31)	(1.23)
Return of capital	-		-		(0.08)		(0.30)	-	(0.03)	-
Total distributions	(0.39)		(0.81)		(0.67)		(0.90)	(0.98)	(1.34)	(1.23)
Net asset value at end of period	$22.41		$22.25		$21.87		$21.11	$19.75	$19.92	$26.06
Market price at end of period	$22.39	(b)	$22.27	(b)	$21.87	(b)	$21.08	$19.74	$19.89	$26.05
Net Asset Value Total Return(c)	2.49%		5.67%		6.83%		11.73%	4.49%	(18.90)%	17.29%
Market Price Total Return(c)	2.31%		5.76%		6.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$208,445		$229,220		$286,460		$346,144	$427,658	$647,321	$1,485,282
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)(e)	0.65	%(d)	0.65	%(d)(f)	0.65%	0.65%	0.65%	0.66%
Expenses, prior to Waivers	0.72	%(d)(e)	0.71	%(d)	0.74	%(d)(f)	0.72%	0.73%	0.71%	0.71%
Net investment income	3.91	%(e)	3.71%		3.38	%(f)	3.93%	4.62%	5.68%	5.54%
Portfolio turnover rate(g)	106%		196%		142%		203%	228%	213%	180%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2019

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Dynamic Large Cap Growth ETF (PWB)	“Dynamic Large Cap Growth ETF”

Invesco Dynamic Large Cap Value ETF (PWV)	“Dynamic Large Cap Value ETF”

Invesco S&P 100 Equal Weight ETF (EQWL)	“S&P 100 Equal Weight ETF”

Invesco S&P 500 GARP ETF (SPGP)	“S&P 500 GARP ETF”

Invesco S&P 500 Value with Momentum ETF (SPVM)	“S&P 500 Value with Momentum ETF”

Invesco S&P MidCap Momentum ETF (XMMO)	“S&P MidCap Momentum ETF”

Invesco S&P MidCap Quality ETF (XMHQ)	“S&P MidCap Quality ETF”

Invesco S&P MidCap Value with Momentum ETF (XMVM)	“S&P MidCap Value with Momentum ETF”

Invesco S&P SmallCap Momentum ETF (XSMO)	“S&P SmallCap Momentum ETF”

Invesco S&P SmallCap Value with Momentum ETF (XSVM)	“S&P SmallCap Value with Momentum ETF”

Invesco Zacks Mid-Cap ETF (CZA)	“Zacks Mid-Cap ETF”

Invesco Zacks Multi-Asset Income ETF (CVY)	“Zacks Multi-Asset Income ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Dynamic Large Cap Growth ETF	Dynamic Large Cap Growth IntellidexSM Index

Dynamic Large Cap Value ETF	Dynamic Large Cap Value IntellidexSM Index

S&P 100 Equal Weight ETF	S&P 100® Equal Weight Index

S&P 500 GARP ETF	S&P 500® GARP Index

S&P 500 Value with Momentum ETF	S&P 500® High Momentum Value Index

S&P MidCap Momentum ETF	S&P MidCap 400® Momentum Index

S&P MidCap Quality ETF	S&P MidCap 400® Quality Index

S&P MidCap Value with Momentum ETF	S&P MidCap 400® High Momentum Value Index

S&P SmallCap Momentum ETF	S&P SmallCap 600 Momentum Index

S&P SmallCap Value with Momentum ETF	S&P SmallCap 600 High Momentum Value Index

Zacks Mid-Cap ETF	Zacks Mid-Cap Core Index

Zacks Multi-Asset Income ETF	Zacks Multi-Asset Income Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

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A.  Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

54

B.  Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s NAV and possibly face trading halts and/or delisting. This risk may be heightened for a Fund if it invests in non-U.S. securities, which may have lower trading volumes.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Growth Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of each Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Investing in ETFs and Other Investment Companies Risk. A Fund’s investment performance may depend on the investment performance of the funds in which it invests. An investment in an investment company is subject to the risks associated with that investment company. Each Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests (including costs and fees of the investment companies), while continuing to pay its own management fee to the Adviser. As a result, shareholders will absorb duplicate levels of fees with respect to a Fund’s investments in other investment companies.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high positive momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

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Non-Diversified Fund Risk. Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF are non-diversified and can invest a greater portion of their assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

REIT Risk. For certain Funds, although the Funds will not invest in real estate directly, the REITs in which the Funds invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. REITs may be affected by changes in the values of the underlying properties that they own or operate and could fail to qualify for favorable tax or regulatory treatment. REITs also are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs rely heavily on cash flows and a variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. Should a lessee default on their loan, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments.

Small- and Mid-Capitalization Company Risk. Certain Funds invest in securities of small- and mid- capitalization companies, which involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Value Risk. For certain Funds, “value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of each Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly (except for Zacks Mid-Cap ETF, which declares and pays dividends from net investment income, if

56

any, to shareholders annually) and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Securities Lending - Each Fund may participate in securities lending. Each Fund may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could

57

experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each of S&P 500 GARP ETF, S&P 500 Value with Momentum ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF and S&P SmallCap Value with Momentum ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets. Each of S&P 100 Equal Weight ETF and S&P MidCap Quality ETF accrues daily and pays monthly to the Adviser an annual fee of 0.25% of the Fund’s average daily net assets. Each of Dynamic Large Cap Growth ETF, Dynamic Large Cap Value ETF, Zacks Mid-Cap ETF, and Zacks Multi-Asset Income ETF accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each of S&P 500 GARP ETF, S&P 500 Value with Momentum ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF and S&P SmallCap Value with Momentum ETF from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2021. The Expense Cap for each of S&P 100 Equal Weight ETF and S&P MidCap Quality ETF is 0.25% of the Fund’s average daily net assets per year, through at least August 31, 2021. The Expense Cap for each of Dynamic Large Cap Growth ETF, Dynamic Large Cap Value ETF, Zacks Mid-Cap ETF, and Zacks Multi-Asset Income ETF is 0.60% of the Fund’s average daily net assets per year, through at least August 31, 2021 and sub-licensing fees are excluded from the expenses subject to the Expense Cap for these Funds in addition to the excluded expenses above. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2021. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the six months ended October 31, 2019 under this Expense Cap for Dynamic Large Cap Growth ETF, Dynamic Large Cap Value ETF, S&P 500 GARP ETF and S&P MidCap Momentum ETF.

Further, the Adviser agrees to reimburse Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF in the amount equal to the licensing fees that each Fund pays that cause the Fund’s operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses) to exceed 0.65% through at least April 6, 2020.

Further, through August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2019, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Large Cap Growth ETF	$275

Dynamic Large Cap Value ETF	827

S&P 100 Equal Weight ETF	49,811

S&P 500 GARP ETF	158

S&P 500 Value with Momentum ETF	23,828

S&P MidCap Momentum ETF	508

S&P MidCap Quality ETF	48,504

S&P MidCap Value with Momentum ETF	22,667

S&P SmallCap Momentum ETF	14,260

S&P SmallCap Value with Momentum ETF	18,439

Zacks Mid-Cap ETF	65,282

Zacks Multi-Asset Income ETF	75,340

58

The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2019 are as follows:

	Total Potential Recapture	Potential Recapture Amounts Expiring
	Amounts	4/30/20	4/30/21	4/30/22	10/31/22

S&P 100 Equal Weight ETF	$364,829	$97,104	$117,735	$100,279	$49,711

S&P 500 Value with Momentum ETF	138,368	45,267	44,708	24,689	23,704

S&P MidCap Quality ETF	348,883	106,293	105,995	88,198	48,397

S&P MidCap Value with Momentum ETF	186,582	54,220	64,988	44,814	22,560

S&P SmallCap Momentum ETF	205,135	74,308	78,817	37,890	14,120

S&P SmallCap Value with Momentum ETF	156,732	48,568	53,922	35,923	18,319

Zacks Mid-Cap ETF	216,757	-	36,226	115,557	64,974

Zacks Multi-Asset Income ETF	274,316	-	54,833	144,419	75,064

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

Dynamic Large Cap Growth ETF	ICE Data Indices, LLC

Dynamic Large Cap Value ETF	ICE Data Indices, LLC

S&P 100 Equal Weight ETF	S&P Dow Jones Indices LLC

S&P 500 GARP ETF	S&P Dow Jones Indices LLC

S&P 500 Value with Momentum ETF	S&P Dow Jones Indices LLC

S&P MidCap Momentum ETF	S&P Dow Jones Indices LLC

S&P MidCap Quality ETF	S&P Dow Jones Indices LLC

S&P MidCap Value with Momentum ETF	S&P Dow Jones Indices LLC

S&P SmallCap Momentum ETF	S&P Dow Jones Indices LLC

S&P SmallCap Value with Momentum ETF	S&P Dow Jones Indices LLC

Zacks Mid-Cap ETF	Zacks Investment Research, Inc.

Zacks Multi-Asset Income ETF	Zacks Investment Research, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

59

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2019, which expire as follows:

	No expiration
	Short-Term	Long-Term	Total*

Dynamic Large Cap Growth ETF	$95,688,650	$-	$95,688,650

Dynamic Large Cap Value ETF	312,854,755	38,311,708	351,166,463

S&P 100 Equal Weight ETF	818,579	1,137,998	1,956,577

S&P 500 GARP ETF	4,627,302	9,824,978	14,452,280

S&P 500 Value with Momentum ETF	2,671,757	1,888,613	4,560,370

S&P MidCap Momentum ETF	13,336,653	9,286,004	22,622,657

S&P MidCap Quality ETF	1,624,887	2,533,905	4,158,792

S&P MidCap Value with Momentum ETF	8,307,220	4,125,961	12,433,181

S&P SmallCap Momentum ETF	8,216,975	5,891,964	14,108,939

S&P SmallCap Value with Momentum ETF	10,105,893	9,926,224	20,032,117

Zacks Mid-Cap ETF	55,638,018	3,672,885	59,310,903

Zacks Multi-Asset Income ETF	332,268,698	70,499,623	402,768,321

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six-month period ended October 31, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Dynamic Large Cap Growth ETF	$687,402,370	$687,085,314

Dynamic Large Cap Value ETF	805,113,148	805,597,585

S&P 100 Equal Weight ETF	23,053,593	23,734,881

S&P 500 GARP ETF	209,983,118	212,786,097

S&P 500 Value with Momentum ETF	49,036,259	48,525,678

S&P MidCap Momentum ETF	860,858,953	864,132,380

S&P MidCap Quality ETF	25,297,657	24,471,604

S&P MidCap Value with Momentum ETF	45,354,768	46,034,060

S&P SmallCap Momentum ETF	109,302,118	108,082,030

S&P SmallCap Value with Momentum ETF	63,266,730	62,533,339

Zacks Mid-Cap ETF	188,170,408	183,767,983

Zacks Multi-Asset Income ETF	228,051,550	228,903,703

60

For the six-month period ended October 31, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered

Dynamic Large Cap Growth ETF	$147,254,331	$204,277,819

Dynamic Large Cap Value ETF	325,835,802	456,769,068

S&P 100 Equal Weight ETF	25,439,159	24,979,383

S&P 500 GARP ETF	294,838,836	245,639,067

S&P 500 Value with Momentum ETF	33,832,514	78,025,286

S&P MidCap Momentum ETF	672,753,261	696,637,123

S&P MidCap Quality ETF	17,317,002	18,238,217

S&P MidCap Value with Momentum ETF	33,999,243	35,066,110

S&P SmallCap Momentum ETF	45,233,016	56,860,305

S&P SmallCap Value with Momentum ETF	24,406,163	30,654,151

Zacks Mid-Cap ETF	154,573,832	141,092,187

Zacks Multi-Asset Income ETF	-	19,466,723

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost

Dynamic Large Cap Growth ETF	$65,929,837	$(13,659,535)	$52,270,302	$646,204,765

Dynamic Large Cap Value ETF	72,566,324	(20,991,700)	51,574,624	921,486,666

S&P 100 Equal Weight ETF	7,270,405	(2,369,852)	4,900,553	56,404,394

S&P 500 GARP ETF	22,976,611	(10,082,387)	12,894,224	278,213,349

S&P 500 Value with Momentum ETF	3,392,381	(2,528,512)	863,869	52,237,107

S&P MidCap Momentum ETF	27,360,620	(14,821,538)	12,539,082	592,886,793

S&P MidCap Quality ETF	2,058,505	(1,815,145)	243,360	25,640,285

S&P MidCap Value with Momentum ETF	4,995,394	(3,901,428)	1,093,966	53,535,281

S&P SmallCap Momentum ETF	5,675,284	(3,188,124)	2,487,160	78,149,589

S&P SmallCap Value with Momentum ETF	8,043,310	(4,339,208)	3,704,102	75,018,847

Zacks Mid-Cap ETF	27,604,061	(4,663,053)	22,941,008	267,457,036

Zacks Multi-Asset Income ETF	14,332,693	(9,166,664)	5,166,029	210,646,503

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at

61

least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

62

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2019 through October 31, 2019.

In addition to the fees and expenses which the Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Dynamic Large Cap Growth ETF (PWB)

Actual	$1,000.00	$997.90	0.55%	$2.76

Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.55	2.80

Invesco Dynamic Large Cap Value ETF (PWV)

Actual	1,000.00	1,080.70	0.56	2.93

Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.56	2.85

Invesco S&P 100 Equal Weight ETF (EQWL)

Actual	1,000.00	1,037.10	0.26	1.33

Hypothetical (5% return before expenses)	1,000.00	1,023.83	0.26	1.32

Invesco S&P 500 GARP ETF (SPGP)

Actual	1,000.00	1,070.90	0.35	1.82

Hypothetical (5% return before expenses)	1,000.00	1,023.38	0.35	1.78

63

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P 500 Value with Momentum ETF (SPVM)

Actual	$1,000.00	$1,033.40	0.40%	$2.04

Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03

Invesco S&P MidCap Momentum ETF (XMMO)

Actual	1,000.00	1,004.20	0.34	1.71

Hypothetical (5% return before expenses)	1,000.00	1,023.43	0.34	1.73

Invesco S&P MidCap Quality ETF (XMHQ)

Actual	1,000.00	1,007.80	0.27	1.36

Hypothetical (5% return before expenses)	1,000.00	1,023.78	0.27	1.37

Invesco S&P MidCap Value with Momentum ETF (XMVM)

Actual	1,000.00	1,045.60	0.40	2.06

Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03

Invesco S&P SmallCap Momentum ETF (XSMO)

Actual	1,000.00	1,025.60	0.40	2.04

Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03

Invesco S&P SmallCap Value with Momentum ETF (XSVM)

Actual	1,000.00	1,038.30	0.40	2.05

Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03

Invesco Zacks Mid-Cap ETF (CZA)

Actual	1,000.00	1,038.90	0.65	3.33

Hypothetical (5% return before expenses)	1,000.00	1,021.87	0.65	3.30

Invesco Zacks Multi-Asset Income ETF (CVY)

Actual	1,000.00	1,024.90	0.65	3.31

Hypothetical (5% return before expenses)	1,000.00	1,021.87	0.65	3.30

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

64

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Invesco Exchange-Traded Fund Trust was held on August 19, 2019. The Meeting was held for the following purpose:

(1).	To elect ten (10) trustees to the Board of Trustees of the Trust.

The results of the voting on the above matter was as follows:

Matter		Votes For	Votes Withheld
(1).	Ronn R. Bagge	728,737,753.65	22,013,719.89
	Todd J. Barre	736,212,431.57	14,539,041.97
	Kevin M. Carome	735,406,511.30	15,344,962.24
	Edmund P. Giambastiani, Jr.	734,022,540.17	16,728,933.36
	Victoria J. Herget	736,579,144.26	14,172,329.27
	Marc M. Kole	728,485,556.55	22,265,916.99
	Yung Bong Lim	735,944,320.11	14,807,153.42
	Joanne Pace	735,925,022.32	14,826,451.22
	Gary R. Wicker	735,241,254.75	15,510,218.79
	Donald H. Wilson	728,014,927.08	22,736,546.45

65

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-5	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

During the reporting period, PricewaterhouseCoopers LLP (“PwC”) advised the Registrant’s Audit Committee of the following matters for consideration under the SEC auditor independence rules. PwC advised the Audit Committee that four PwC Managers and two PwC Partners each held financial interests either directly or, in the case of the two PwC Partners, indirectly through their respective spouse’s equivalent brokerage account or spouse’s employee benefit plan, respectively, in investment companies within the complex that includes the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the “Invesco Fund Complex”) that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. With respect to the one PwC Partner, the financial interest was disposed of July 8, 2019. PwC noted, among other things, that during the time of its audit, or with respect to the one PwC Partner and three PwC Managers, until after it was disposed of or after they ceased providing services, the engagement team was not aware of the investments, the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliates of the Registrant, the services provided by the PwC Manager were not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates, or in the case of the two PwC Partners and three PwC Managers, the individuals either did not provide any audit services or did not provide services of any kind to the Registrant or its affiliates and the investments were not material to the net worth of each individual or their respective immediate family members which PwC considered in reaching its conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality has not been adversely affected by these matters as they relate to the audit of the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Invesco Exchange-Traded Fund Trust

By: /s/ Daniel E. Draper

Name:  Daniel E. Draper

Title:    President

Date:    January 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daniel E. Draper

Name:  Daniel E. Draper

Title:    President

Date:    January 3, 2020

By: /s/ Kelli Gallegos

Name:  Kelli Gallegos

Title:    Treasurer

Date:    January 3, 2020